Oppenheimer Variable Account Funds

6803 S. Tucson Way, Centennial, Colorado 80112
1.800.981.2871

Statement of Additional Information dated April 29, 2008

     OPPENHEIMER  VARIABLE ACCOUNT FUNDS (the "Trust") is an investment  company consisting of 11 separate Series (the "Funds"):

Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA
Oppenheimer Main Street Small Cap Fund(R)/VA
Oppenheimer MidCap Fund/VA
Oppenheimer Money Fund/VA
Oppenheimer Strategic Bond Fund/VA
Oppenheimer Value Fund/VA

     Shares  of the Funds  are sold to  provide  benefits  under  variable  life insurance  policies and variable annuity  contracts and other insurance  company separate  accounts,  as described in the  Prospectuses for the Funds and for the insurance products you have selected.

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Funds and the Trust, and supplements information in the Funds'  Prospectuses  dated April 29, 2008. It should be read together  with the  Prospectuses.  You can obtain a Prospectus by writing to the
Funds'  Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,
Colorado  80217,  by calling the Transfer  Agent at the  toll-free  number shown above or by visiting the OppenheimerFunds website at www.oppenheimerfunds.com.

Contents                                                                         Page

About the Funds

About Your Account

Financial Information About the Funds *

     *This  Statement  of  Additional   Information  consists  of  two  separate
documents.  This text comprises the first document. The second document contains the Report of the Independent  Registered  Public  Accounting Firm and Financial
Statements  for each Fund.  The two  documents  should be read together with the
Prospectuses  for the Funds and for the  insurance  products you have  selected.
These documents can also be viewed or downloaded online.  Call 1.888.981.2871 if you want the domain name of an insurance  sponsor's  website that  displays both documents comprising this Statement of Additional  Information online, or if you have  technical  difficulties,  or to  request  a paper  copy of both  documents comprising this Statement of Additional Information at no charge.

ABOUT THE FUNDS

Additional Information About the Funds' Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Funds are described in the Funds'  Prospectuses.  This Statement of
Additional  Information  ("SAI") contains  supplemental  information about those policies  and risks  and the  types of  securities  that the  Funds'  investment manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  can  select for the Funds.
Additional  information is also provided about the strategies that each Fund may use to try to achieve its objective.  The full name of each Fund is shown on the cover page,  the word  "Oppenheimer"  is omitted from these names in the rest of this document, to conserve space.

     The Funds'  Investment  Policies.  The composition of the Funds' portfolios and the techniques and strategies  that the Manager uses in selecting  portfolio securities  will vary over time.  The Funds are not  required  to use all of the investment  techniques  and strategies  described  below at all times in seeking their  goals.  They  may  use  some of the  special  investment  techniques  and strategies at some times or not at all.

     In selecting  securities for the Funds'  portfolios,  the Manager evaluates the merits of particular  securities  primarily  through the exercise of its own investment analysis. That process may include, among other things:

     o evaluation of the issuer's historical operations,

     o prospects for the industry of which the issuer is part,

     o the issuer's financial condition,

     o its pending product developments and business (and those of competitors),

     o the effect of general  market and  economic  conditions  on the  issuer's business, and

     o legislative proposals that might affect the issuer.

     The Funds are  categorized  by the types of investment  they make.  Capital
Appreciation   Fund/VA,   Global  Securities  Fund/VA,  Main  Street  Small  Cap
Fund(R)/VA,  MidCap  Fund/VA  and Value  Fund/VA can be  categorized  as "Equity
Funds." High Income Fund/VA,  Core Bond Fund/VA,  and Strategic Bond Fund/VA can
be  categorized  as "Fixed  Income  Funds."  Balanced  Fund/VA  and Main  Street
Fund(R)/VA share the investment  characteristics  (and certain of the investment policies) of both the Equity Funds and the Fixed Income  Funds,  depending  upon the  allocations  determined  from  time to time by their  respective  portfolio managers.  However, if a Fund is referred to in general, the discussion below of particular  investments  and  strategies  indicates  which  Funds  can use  that investment or technique as part of their investment program.  For example,  some investments  can be held by only  some of the Funds and some can be held by all.
Please refer to the  prospectus of a particular  Fund for an  explanation of its
principal   investment  policies  and  risks.  The  allocation  of  Main  Street
Fund(R)/VA's  portfolio to equity securities is generally  substantially  larger than its  allocation to  fixed-income  securities.  Money  Fund/VA's  investment policies are explained  separately;  however,  discussion below about investment restrictions,  repurchase agreements, illiquid securities and loans of portfolio securities also apply to Money Fund/VA.

     |X|  Investments  in  Equity  Securities.  The  Equity  Funds  focus  their investments in equity securities, which include common stocks, preferred stocks, rights and warrants,  and  securities  convertible  into common  stock.  Certain equity securities may be selected not only for their appreciation  possibilities but  because  they  may  provide  dividend  income.  At  times,  a Fund may have substantial  amounts of its assets  invested in  securities of issuers in one or more  capitalization  ranges,  based upon the  Manager's  use of its  investment strategies and its judgment of where the best market opportunities are to seek a
Fund's objective.

     Small-cap  growth  companies  may offer greater  opportunities  for capital appreciation  than securities of large,  more  established  companies.  However, these securities also involve greater risks than securities of larger companies.
Securities  of small- and mid- cap  issuers  may be  subject  to  greater  price volatility in general than securities of large-cap companies.  Therefore, to the degree that a Fund has investments in smaller capitalization  companies at times of market  volatility,  that Fund's share prices may fluctuate more. Main Street
Small Cap Fund(R)/VA will invest  primarily in securities of small-cap  issuers, but, for the other Equity Funds those  investments  may be limited to the extent the Manager believes that such investments  would be inconsistent  with the goal of preservation of principal.

     o Growth Investing. In selecting equity investments, the portfolio managers for the Equity Funds may from time to time use a growth investing style, a value investing  style,  or a  combination  of both. In using a growth  approach,  the portfolio managers seek securities of "growth"  companies.  Growth companies are those  companies  that the Manager  believes are entering into a growth cycle in their business,  with the  expectation  that their stock will increase in value.
They  may  be  established  companies,  as  well  as,  newer  companies  in  the development stage.  Growth companies may have a variety of characteristics  that in the Manager's view define them as "growth" issuers.

     Growth  companies may be generating  or applying new  technologies,  new or improved  distribution  techniques  or new  services.  They  may own or  develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles,  or companies  that have projected  earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio  managers of the Funds look for growth  companies  with  strong,  capable  management,  sound financial and accounting policies,  successful product development and marketing and other factors.

     o Value Investing. In selecting equity investments,  the portfolio managers for the Equity Funds in particular  may from time to time use a value  investing style.  In using a value approach,  the portfolio  managers seek stock and other equity  securities  that  appear  to  be  temporarily  undervalued,  by  various measures,  such as price/earnings ratios, rather than seeking stocks of "growth"
issuers. This approach is subject to change and might not necessarily be used in all cases.  Value  investing seeks stocks having prices that are low in relation to their real worth or future  prospects,  in the hope that a Fund will  realize appreciation  in the value of its  holdings  when other  investors  realize  the intrinsic value of the stock.

     Using  value  investing  requires  research as to the  issuer's  underlying financial  condition  and  prospects.  Some of the measures  that can be used to identify these securities include, among others:

     o Price/Earnings  ratio, which is the stock's price divided by its earnings per share.  A stock  having a  price/earnings  ratio  lower than its  historical range,  or the  market  as a whole  or  that  of  similar  companies  may  offer attractive investment opportunities.

     o  Price/book  value  ratio,  which is the stock price  divided by the book value of the company per share,  which  measures  the  company's  stock price in relation to its asset value.

     o Dividend  Yield is measured by dividing the annual  dividend by the stock price per share.

     o Valuation of Assets,  which  compares the stock price to the value of the company's underlying assets,  including their projected value in the marketplace and liquidation value.

     o Convertible  Securities.  Convertible securities are debt securities that are  convertible  into an issuer's  common stock.  Convertible  securities  rank senior to common stock in a  corporation's  capital  structure and therefore are subject to less risk than common  stock in case of the  issuer's  bankruptcy  or liquidation.

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security will behave more like a debt  security,  and the security's price will likely  increase when interest  rates fall and decrease when interest rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity security:  it will likely sell at a premium over its  conversion  value,  and its price will tend to fluctuate  directly with the price of the underlying security.

     While many  convertible  securities  are a form of debt  security,  in some cases their  conversion  feature  (allowing  conversion into equity  securities)
causes the Manager to regard them more as "equity  equivalents." In those cases, the credit  rating  assigned to the  security  has less impact on the  Manager's investment decision than in the case of non-convertible fixed income securities.
Convertible  securities  are subject to the credit risks and interest rate risks described below in "Investments in Bonds and other Debt Securities."

     To determine whether  convertible  securities should be regarded as "equity equivalents," the Manager may examine the following factors:

     (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,

     (2) whether  the issuer of the  convertible  securities  has  restated  its earnings per share of common stock on a fully  diluted  basis  (considering  the effect of conversion of the convertible securities), and

     (3) the extent to which the convertible security may be a defensive "equity substitute,"  providing the ability to  participate in any  appreciation  in the price of the issuer's common stock.

     o Rights and Warrants. The Funds may invest in warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the  underlying  securities.  Rights  are  similar  to  warrants,  but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

     |X|  Preferred  Stocks.  Preferred  stocks are equity  securities  but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings.  Preferred stock dividends may be cumulative or non-cumulative,  participating,  or auction rate.
"Cumulative"  dividend  provisions  require  all or a  portion  of prior  unpaid dividends to be paid before the issuer can pay dividends on common shares.

     If interest rates rise, the fixed dividend on preferred  stocks may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stock may be "participating" stock, which means that it may be entitled  to a dividend  exceeding  the stated  dividend in certain cases.

     Preferred  stocks are equity  securities  because they do not  constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt  securities and may not offer the same degree of assurance of
continued  income  as  debt  securities.   The  rights  of  preferred  stock  on
distribution  of a  corporation's  assets  in the event of its  liquidation  are generally  subordinate  to  the  rights  associated  with a  corporation's  debt securities.  Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

     |X| Investments in Bonds and Other Debt Securities.  The Fixed Income Funds
in particular can invest in bonds,  debentures and other debt securities to seek current income as part of their investment objectives.

     A   Fund's   debt    investments   can   include    investment-grade    and
non-investment-grade   bonds   (commonly   referred   to   as   "junk   bonds").
Investment-grade  bonds  are bonds  rated at least  "Baa" by  Moody's  Investors
Service,  Inc.,  ("Moody's") or at least "BBB" by Standard  &  Poor's Rating
Services ("S&P") or Fitch, Inc. ("Fitch") or that have comparable ratings by another nationally recognized rating organization. In making investments in debt securities,  the  Manager  may rely to some  extent on the  ratings  of  ratings organizations  or  it  may  use  its  own  research  to  evaluate  a  security's credit-worthiness.  If the  securities  that  a Fund  buys  are  unrated,  to be considered part of a Fund's holdings of investment-grade  securities,  they must be  judged  by the  Manager  to be of  comparable  quality  to  bonds  rated  as investment grade by a rating organization.

     o Special Risks of Lower-Grade  Securities.  Because lower-grade securities tend to offer higher yields than investment grade securities,  a Fund may invest in lower grade  securities  if the Manager is trying to achieve  greater  income
(and, in some cases,  the appreciation  possibilities of lower-grade  securities may  be  a  reason  they  are  selected  for  a  Fund's  portfolio).  High-yield convertible  debt  securities  might be  selected  as "equity  substitutes,"  as described above but are subject to a Fund's limitation on its investment in debt securities as stated in the Prospectus.

     As mentioned  above,  "lower-grade"  debt  securities are those rated below
"investment  grade,"  which means they have a rating lower than "Baa" by Moody's or lower  than  "BBB" by S&P  or Fitch,  Inc.  or  similar  ratings by other nationally  recognized  rating  organizations.  If  they  are  unrated,  and are determined by the Manager to be of comparable  quality to debt securities  rated below investment grade, they are included in the limitation on the percentage of a Fund's assets that can be invested in lower-grade securities.

     While securities  rated "Baa" by Moody's or "BBB" by Standard &  Poor's or  Fitch  are  investment-grade  and are not  regarded  as  junk  bonds,  those
securities  may  be  subject  to  special  risks,   and  have  some  speculative
characteristics. Definitions of the debt security ratings categories of Moody's,
Standard & Poor's and Fitch are included in Appendix A to this SAI.

     o Credit  Risk.  Credit risk relates to the ability of the issuer of a debt security to meet interest and principal payment  obligations as they become due.
Some of the special credit risks of lower-grade  securities are discussed in the
Prospectus.  There  is a  greater  risk  that  the  issuer  may  default  on its obligation to pay interest or to repay  principal than in the case of investment grade securities.  The issuer's low  creditworthiness may increase the potential for its  insolvency.  An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.  An economic downturn or an increase in interest rates could severely  disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the  ability of  issuers  to pay  interest  or repay  principal.  In the case of foreign  high yield bonds,  these risks are in addition to the special  risks of foreign investing discussed in the Prospectus and in this SAI.

     o Interest  Rate Risk.  Interest  rate risk refers to the  fluctuations  in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce  the  market  value of  already-issued  fixed-income  investments,  and a decline  in  general  interest  rates  will tend to  increase  their  value.  In addition,  debt  securities  with longer  maturities,  which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     Fluctuations in the market value of fixed-income securities after the Funds buy them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate  changes).
However,  those price  fluctuations  will be reflected in the  valuations of the securities,  and therefore the Funds' net asset values will be affected by those fluctuations.

     |X|  Event-Linked  Bonds.  The Funds may  invest in  "event-linked"  bonds.
Event-linked bonds, which are sometimes referred to as "catastrophe"  bonds, are fixed  income  securities  for which the  return of  principal  and  payment  of interest is contingent on the  non-occurrence  of a specific trigger event, such as a  hurricane,  earthquake,  or other  occurrence  that leads to  physical  or economic  loss.  In some  cases,  the  trigger  event will not be deemed to have occurred  unless  the  event is of a  certain  magnitude  (based  on  scientific readings)  or  causes a  certain  measurable  amount  of loss to the  issuer,  a particular  industry  group or a reference  index.  If the trigger  event occurs prior  to  maturity,  a Fund  may lose all or a  portion  of its  principal  and additional interest. The Funds may also invest in similar bonds where a Fund may lose all or a portion of its principal and additional  interest if the mortality rate in a geographic area exceeds a stated  threshold prior to maturity  whether or not a particular catastrophic event has occurred.

     Event-linked  bonds  may  be  issued  by  government  agencies,   insurance
companies,  reinsurers,  and financial  institutions,  among other  issuers,  or special purpose vehicles associated with the foregoing. Often event-linked bonds provide for  extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred.  An extension of maturity may increase a bond's volatility.

     Event-linked  bonds may expose the Funds to certain other risks,  including issuer default, adverse regulatory or jurisdictional interpretations,  liquidity risk and adverse tax consequences.  Lack of a liquid market may result in higher transaction  costs and the  possibility  that a Fund may be forced to  liquidate positions when it would not be  advantageous  to do so.  Event-linked  bonds are typically  rated  by  one  or  more  nationally  recognized  statistical  rating organization  and a Fund will only  invest in  event-linked  bonds that meet the credit quality requirements for the Fund.

     |X| Floating Rate and Variable Rate Obligations.  Some securities the Funds can  purchase  have  variable or floating  interest  rates.  Variable  rates are adjusted at stated  periodic  intervals.  Variable rate  obligations  can have a demand feature that allows the Funds to tender the obligation to the issuer or a third party prior to its  maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

     The interest rate on a floating rate demand note is adjusted  automatically according to a stated  prevailing  market rate, such as a bank's prime rate, the
91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable  rate note is also based on a stated  prevailing  market  rate but is adjusted  automatically  at  specified  intervals  of not less  than  one  year.
Generally,  the  changes  in the  interest  rate on such  securities  reduce the fluctuation in their market value.  As interest rates decrease or increase,  the potential  for  capital  appreciation  or  depreciation  is less  than  that for fixed-rate  obligations of the same maturity.  The Manager may determine that an unrated  floating  rate or  variable  rate  demand  obligation  meets the Funds'
quality  standards  by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

     Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have  features  that  permit the  holder to  recover  the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding  right in its discretion,  after a given period, to prepay  the  outstanding  principal  amount of the note plus  accrued  interest.
Generally,  the issuer must  provide a specified  number of days'  notice to the holder.

     |X|  Asset-Backed   Securities.   Asset-backed  securities  are  fractional
interests in pools of assets,  typically accounts  receivable or consumer loans.
They are issued by trusts or special-purpose  corporations.  They are similar to mortgage-backed securities,  described below, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation  interest in the pools. The pools may  offer a credit  enhancement,  such as a bank  letter of  credit,  to try to reduce the risks that the underlying debtors will not pay their obligations when due.  However,  the enhancement,  if any, might not be for the full par value of the  security.  If the  enhancement  is exhausted  and any required  payments of interest or repayments of principal are not made,  that Fund could suffer losses on its investment or delays in receiving payment.

     The  value of an  asset-backed  security  is  affected  by  changes  in the market's perception of the asset backing the security,  the  creditworthiness of the  servicing  agent for the loan pool,  the  originator  of the loans,  or the financial institution providing any credit enhancement,  and is also affected if
any  credit   enhancement  has  been  exhausted.   The  risks  of  investing  in
asset-backed  securities are ultimately  related to payment of consumer loans by the individual  borrowers.  As a purchaser of an asset-backed  security,  a Fund would  generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted  average life of asset-backed  securities and may lower  their  return,  in the  same  manner  as in the  case of  mortgage-backed
securities  and  CMOs,  described  below.  Unlike  mortgage-backed   securities,
asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

     |X| Mortgage-Related Securities. Mortgage-related securities (also referred
to  as  mortgage-backed   securities)  are  a  form  of  derivative   investment
collateralized  by  pools  of  commercial  or  residential  mortgages.  Pools of mortgage  loans are assembled as securities  for sale to investors by government
agencies  or  entities  or  by  private  issuers.   These   securities   include
collateralized mortgage obligations ("CMOs"),  mortgage pass-through securities, stripped  mortgage  pass-through  securities,  interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.

     Mortgage-related  securities  that are issued or  guaranteed by agencies or instrumentalities  of the U.S.  government  have  relatively  little credit risk
(depending  on the  nature of the  issuer).  Privately  issued  mortgage-related securities  have some credit  risk,  as the  underlying  mortgage  may not fully collateralize  the obligation and full payment of them is not  guaranteed.  Both types of  mortgage-related  securities  are subject to  interest  rate risks and prepayment risks, as described in the Prospectuses.

     As with other debt securities,  the prices of  mortgage-related  securities tend to move inversely to changes in interest rates.  The Fixed Income Funds and
Value Fund/VA can buy mortgage-related  securities that have interest rates that move inversely to changes in general  interest  rates,  based on a multiple of a specific index.  Although the value of a  mortgage-related  security may decline when interest rates rise, the converse is not always the case.

     In periods of declining  interest  rates,  mortgages  are more likely to be prepaid.  Therefore, a mortgage-related  security's maturity can be shortened by unscheduled  prepayments  on  the  underlying  mortgages.  Therefore,  it is not possible to predict  accurately  the  security's  yield.  The principal  that is returned  earlier than expected may have to be  reinvested in other  investments having a lower yield than the prepaid security.  Therefore, these securities may be less  effective  as a means of "locking  in"  attractive  long-term  interest rates,  and they may have less  potential  for  appreciation  during  periods of declining  interest  rates,  than  conventional  bonds  with  comparable  stated
maturities.

     Prepayment  risks can lead to  substantial  fluctuations  in the value of a mortgage-related  security.  In turn,  this can affect the value of that  Fund's shares. If a mortgage-related  security has been purchased at a premium,  all or part of the  premium  that Fund  paid may be lost if there is a  decline  in the market value of the security, whether that results from interest rate changes or
prepayments   on  the   underlying   mortgages.   In  the   case   of   stripped
mortgage-related securities, if they experience greater rates of prepayment than were  anticipated,  that Fund may fail to recoup its initial  investment  on the security.

     During  periods  of  rapidly   rising   interest   rates,   prepayments  of
mortgage-related  securities  may occur at slower than  expected  rates.  Slower prepayments  effectively  may lengthen a  mortgage-related  security's  expected maturity.  Generally,  that would cause the value of the  security to  fluctuate more widely in responses to changes in interest  rates.  If the prepayments on a
Fund's  mortgage-related  securities  were  to  decrease  broadly,  that  Fund's effective  duration,  and  therefore its  sensitivity  to interest rate changes, would increase.

     As with other debt securities,  the values of  mortgage-related  securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

     o Forward Rolls. The Funds can enter into "forward roll"  transactions with respect to  mortgage-related  securities  (also referred to as "mortgage  dollar rolls"). In this type of transaction,  a Fund sells a mortgage-related  security to a buyer and simultaneously  agrees to repurchase a similar security (the same type of security,  and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will have the same interest rate as the  securities  that are  sold,  but  typically  will be  collateralized  by different  pools of mortgages  (with  different  prepayment  histories) than the securities  that  have  been  sold.  Proceeds  from  the sale  are  invested  in short-term  instruments,  such as repurchase  agreements.  The income from those investments,  plus the fees from the forward roll  transaction,  are expected to generate  income to a Fund in excess  of the yield on the  securities  that have been sold.

     The Funds  will only  enter  into  "covered"  rolls.  To assure  its future payment of the  purchase  price,  the Funds will  identify  on its books  liquid assets in an amount equal to the payment obligation under the roll.

     These  transactions have risks.  During the period between the sale and the repurchase,  the Fund will not be entitled  to receive  interest  and  principal payments on the  securities  that have been sold. It is possible that the market value of the  securities the Fund sells may decline below the price at which the
Fund is obligated to repurchase securities.

     o Collateralized Mortgage Obligations.  CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage  pass-through  certificates.  They may be collateralized by:

     (1)  pass-through  certificates  issued or guaranteed by Ginnie Mae, Fannie
Mae, or Freddie Mac,

     (2)   unsecuritized   mortgage   loans  insured  by  the  Federal   Housing
Administration or guaranteed by the Department of Veterans' Affairs,

     (3) unsecuritized conventional mortgages,

     (4) other mortgage-related securities, or

     (5) any combination of these.

     Each  class of CMO,  referred  to as a  "tranche,"  is issued at a specific coupon rate and has a stated  maturity  or final  distribution  date.  Principal prepayments  on the  underlying  mortgages  may cause the CMO to be retired much earlier than the stated maturity or final  distribution  date. The principal and interest on the underlying  mortgages may be allocated among the several classes of a series of a CMO in  different  ways.  One or more  trenches may have coupon rates that reset  periodically at a specified  increase over an index. These are floating  rate  CMOs,  and  typically  have a cap on the  coupon  rate.  Inverse floating rate CMOs have a coupon rate that moves in the reverse  direction to an applicable  index.  The  coupon  rate on these  CMOs will  increase  as  general interest  rates  decrease.  These are usually much more volatile than fixed rate
CMOs or floating rate CMOs.

     |X| U.S. Government  Securities.  These are securities issued or guaranteed by the  U.S.  Treasury  or  other  government  agencies  or  federally-chartered corporate entities referred to as  "instrumentalities."  The obligations of U.S.
government  agencies or  instrumentalities  in which the Funds may invest may or may not be  guaranteed or supported by the "full faith and credit" of the United
States.  "Full faith and credit,"  means  generally that the taxing power of the
U.S. government is pledged to the payment of interest and repayment of principal on a  security.  If a security is not backed by the full faith and credit of the
United  States,  the owner of the security must look  principally  to the agency issuing the obligation  for  repayment.  The owner might not be able to assert a claim against the United States if the issuing  agency or  instrumentality  does not meet its commitment.  The Funds will invest in securities of U.S. government agencies and instrumentalities  only if the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

     o U.S.  Treasury  Obligations.  These include Treasury bills (maturities of one year or less when issued),  Treasury notes  (maturities of one to 10 years), and Treasury bonds (maturities of more than 10 years).  Treasury  securities are backed by the full faith and credit of the United  States as to timely  payments of interest and  repayments  of principal.  They also can include U.S.  Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S.
Treasury   securities   described  below,   and  Treasury   Inflation-Protection
Securities ("TIPS").

     o Treasury  Inflation-Protection  Securities. The Funds can buy these TIPS, which are designed to provide an  investment  vehicle that is not  vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls  semi-annually  based on changes in the published Consumer Price Index. If inflation  occurs,  the principal and interest  payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest  payments will be adjusted  downward,  although the principal  will not fall below its face amount at maturity.

     o  Obligations  Issued  or  Guaranteed  by  U.S.   Government  Agencies  or
Instrumentalities.   These  include  direct  obligations  and   mortgage-related
securities  that have different  levels of credit  support from the  government.
Some are supported by the full faith and credit of the U.S. government,  such as
Government  National  Mortgage   Association  ("GNMA")   pass-through   mortgage
certificates  (called  "Ginnie  Maes").  Some are  supported by the right of the issuer to borrow from the U.S.  Treasury  under certain  circumstances,  such as
Federal  National  Mortgage  Association  bonds  ("Fannie  Maes").   Others  are
supported  only by the credit of the entity  that issued  them,  such as Federal
Home Loan Mortgage Corporation ("FHLMC") obligations ("Freddie Macs").

     |X| U.S. Government Mortgage-Related  Securities. The Funds can invest in a variety  of  mortgage-related  securities  that are  issued  by U.S.  government agencies or instrumentalities, some of which are described below.

     o GNMA  Certificates.  The Government  National  Mortgage  Association is a
wholly-owned  corporate  instrumentality  of the United  States  within the U.S.
Department of Housing and Urban  Development.  GNMA's principal programs involve its  guarantees  of  privately-issued  securities  backed by pools of mortgages.
Ginnie Maes are debt  securities  representing  an interest in one mortgage or a pool of mortgages that are insured by the Federal Housing Administration ("FHA")
or the Farmers  Home  Administration  ("FMHA")  or  guaranteed  by the  Veterans
Administration ("VA").

     The  Ginnie  Maes in which  the Funds  invest  are of the  "fully  modified pass-through"  type. They provide that the registered holders of the Ginnie Maes will receive  timely  monthly  payments of the pro-rata  share of the  scheduled principal payments on the underlying mortgages, whether or not those amounts are collected  by the  issuers.  Amounts  paid  include,  on a pro rata  basis,  any prepayment  of principal of such  mortgages  and interest  (net of servicing and other  charges) on the aggregate  unpaid  principal  balance of the Ginnie Maes, whether or not the interest on the  underlying  mortgages has been  collected by the issuers.

     The Ginnie Maes  purchased by the Funds are guaranteed as to timely payment of principal  and interest by GNMA. In giving that  guaranty,  GNMA expects that payments  received  by the  issuers of Ginnie  Maes on account of the  mortgages backing  the Ginnie Maes will be  sufficient  to make the  required  payments of principal of and interest on those Ginnie Maes.  However,  if those payments are insufficient, the guaranty agreements between the issuers of the Ginnie Maes and
GNMA require the issuers to make advances  sufficient  for the payments.  If the issuers fail to make those payments, GNMA will do so.

     Under  federal  law,  the full  faith and  credit of the  United  States is pledged to the payment of all amounts  that may be required to be paid under any guaranty  issued by GNMA as to such mortgage  pools.  An opinion of an Assistant
Attorney General of the United States,  dated December 9, 1969, states that such guaranties  "constitute  general  obligations of the United States backed by its full faith and  credit."  GNMA is  empowered  to borrow  from the United  States
Treasury to the extent  necessary to make any payments of principal and interest required under those guaranties.

     Ginnie  Maes  are  backed  by the  aggregate  indebtedness  secured  by the underlying FHA-insured,  FMHA-insured or VA-guaranteed mortgages.  Except to the extent of payments received by the issuers on account of such mortgages,  Ginnie
Maes do not  constitute a liability of those  issuers,  nor do they evidence any recourse  against those  issuers.  Recourse is solely  against GNMA.  Holders of
Ginnie  Maes (such as the Funds)  have no  security  interest  in or lien on the underlying mortgages.

     Monthly  payments of principal will be made, and additional  prepayments of principal may be made, to the Funds with respect to the mortgages underlying the
Ginnie Maes owned by the Funds.  All of the  mortgages in the pools  relating to the Ginnie Maes in the Funds are subject to prepayment  without any  significant premium or penalty,  at the option of the  mortgagors.  While the  mortgages  on one-to-four  family  dwellings  underlying  certain  Ginnie  Maes  have a stated
maturity of up to 30 years, it has been the experience of the mortgage  industry that the  average  life of  comparable  mortgages,  as a result of  prepayments, refinancing and payments from foreclosures, is considerably less.

     o Federal Home Loan Mortgage  Corporation  (FHLMC)  Certificates.  FHLMC, a
corporate  instrumentality  of the  United  States,  issues  FHLMC  Certificates representing  interests in mortgage loans.  FHLMC  guarantees to each registered holder of a FHLMC  Certificate  timely  payment of the  amounts  representing  a holder's proportionate share in:

     (i) interest payments less servicing and guarantee fees,

     (ii) principal prepayments, and

     (iii)  the  ultimate  collection  of  amounts   representing  the  holder's
proportionate  interest in principal  payments on the mortgage loans in the pool represented by the FHLMC  Certificate,  in each case whether or not such amounts are actually received.

     The  obligations of FHLMC under its guarantees  are  obligations  solely of
FHLMC and are not backed by the full faith and credit of the United States.

     o Federal National Mortgage  Association (Fannie Mae) Certificates.  Fannie
Mae, a federally-chartered  and privately-owned  corporation,  issues Fannie Mae
Certificates which are backed by a pool of mortgage loans. Fannie Mae guarantees to each  registered  holder of a Fannie Mae  Certificate  that the  holder  will receive amounts  representing the holder's  proportionate  interest in scheduled principal and interest payments, and any principal prepayments,  on the mortgage loans in the pool represented by such Certificate,  less servicing and guarantee fees, and the holder's  proportionate  interest in the full principal  amount of any  foreclosed or other  liquidated  mortgage  loan. In each case the guarantee applies whether or not those amounts are actually  received.  The obligations of
Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the United  States or any of its agencies or instrumentalities other than Fannie Mae.

     |X| Zero-Coupon U.S. Government  Securities.  The Funds may buy zero-coupon
U.S.  government  securities.  These will  typically be U.S.  Treasury Notes and
Bonds that have been stripped of their unmatured  interest coupons,  the coupons themselves,  or  certificates  representing  interests  in those  stripped  debt obligations and coupons.

     Zero-coupon  securities do not make periodic interest payments and are sold at a deep  discount  from their face value at maturity.  The buyer  recognizes a rate of return determined by the gradual appreciation of the security,  which is redeemed at face value on a specified  maturity date.  This discount  depends on the time remaining until  maturity,  as well as prevailing  interest rates,  the liquidity  of the security  and the credit  quality of the issuer.  The discount typically decreases as the maturity date approaches.

     Because zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile than the value of other debt securities that pay interest.  Their value may fall more  dramatically than the value of  interest-bearing  securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value  because they have a fixed rate of return.  A
Fund's  investment in  zero-coupon  securities  may cause that Fund to recognize income  and make  distributions  to  shareholders  before it  receives  any cash payments  on the  zero-coupon  investment.  To  generate  cash to satisfy  those distribution requirements,  a Fund may have to sell portfolio securities that it otherwise  might have  continued to hold or to use cash flows from other sources such as the sale of Fund shares.

     |X| Commercial  (Privately-Issued)  Mortgage Related Securities.  The Funds
can invest in commercial mortgage-related securities issued by private entities.
Generally these are multi-class  debt or  pass-through  certificates  secured by mortgage loans on commercial properties.  They are subject to the credit risk of the issuer.  These securities  typically are structured to provide protection to investors in senior classes from possible losses on the underlying  loans.  They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying  loans.  They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

     |X|  Participation   Interests.  The  Funds  can  invest  in  participation
interests,   subject  to  the  Funds'  limitation  on  investments  in  illiquid investments. A participation interest is an undivided interest in a loan made by
the  issuing   financial   institution  in  the  proportion   that  the  buyer's
participation  interest  bears to the total  principal  amount of the loan.  The issuing financial  institution may have no obligation to the Funds other than to pay the Funds the  proportionate  amount of the principal and interest  payments they receive.

     Participation  interests are primarily dependent upon the  creditworthiness of the borrowing  corporation,  which is obligated to make payments of principal and interest on the loan.  There is a risk that a borrower  may have  difficulty making  payments.  If a borrower  fails to pay  scheduled  interest or principal payments,  the Funds could  experience a reduction  in its income.  The value of that participation interest might also decline, which could affect the net asset value of the  Funds'  shares.  If the  issuing  financial  institution  fails to perform its obligations under the participation agreement, the Funds might incur costs and delays in  realizing  payment  and suffer a loss of  principal  and/or interest.

     |X| Foreign  Securities.  The Equity  Funds and the Fixed  Income Funds may
invest in foreign  securities,  and Global  Securities  Fund/VA  expects to have substantial  investments in foreign securities.  These include equity securities issued by foreign  companies and debt securities issued or guaranteed by foreign
companies  or   governments,   including   supra-national   entities.   "Foreign
securities"  include equity and debt securities of companies organized under the laws of countries  other than the United  States and debt  securities  issued or guaranteed  by  governments  other  than  the  U.S.  government  or  by  foreign supra-national  entities.  They also include securities of companies  (including those that are located in the U.S. or  organized  under U.S.  law) that derive a significant  portion  of their  revenue  or  profits  from  foreign  businesses, investments or sales, or that have a significant portion of their assets abroad.
They  may  be  traded  on  foreign  securities   exchanges  or  in  the  foreign
over-the-counter  markets.  Value  Fund/VA  can  purchase up to 25% of its total assets in certain  equity and debt  securities  issued or  guaranteed by foreign companies  or of  foreign  governments  or their  agencies  and as stated in the
Prospectus,  Value Fund/VA does not  concentrate 25% or more of its total assets in the securities of any one foreign government.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of a Fund's investment allocations,  because they are not subject to many of the special  considerations  and  risks,  discussed  below,  that  apply to  foreign securities traded and held abroad.

     Because  the  Funds  may  purchase   securities   denominated   in  foreign
currencies,  a change in the value of such  foreign  currency  against  the U.S.
dollar will result in a change in the amount of income the Funds have  available for  distribution.  Because a portion  of the  Funds'  investment  income may be received in foreign  currencies,  the Funds will be  required  to compute  their income in U.S. dollars for distribution to shareholders, and therefore the Funds will absorb the cost of currency fluctuations.  After the Funds have distributed income,  subsequent  foreign  currency  losses may  result in the Funds'  having distributed  more income in a particular  fiscal period than was available  from investment income, which could result in a return of capital to shareholders.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.  The Funds  will hold  foreign  currency  only in  connection  with the purchase or sale of foreign securities.

     o Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government.  The  Fixed  Income  Funds  may buy  securities  issued  by  certain supra-national  entities,  which  include  entities  designated  or supported by governments to promote  economic  reconstruction  or development,  international
banking  organizations  and  related  government  agencies.   Examples  are  the
International  Bank for  Reconstruction  and  Development  (commonly  called the
"World Bank"),  the Asian  Development bank and the  Inter-American  Development
Bank.

     The   governmental   members   of   these   supra-national   entities   are
"stockholders" that typically make capital contributions and may be committed to make  additional  capital  contributions  if the  entity  is unable to repay its borrowings.  A supra-national  entity's  lending  activities may be limited to a percentage  of its  total  capital,  reserves  and net  income.  There can be no assurance that the constituent  foreign  governments will continue to be able or willing to honor their capitalization commitments for those entities.

     The Fixed Income Funds can invest in U.S. dollar-denominated "Brady Bonds."
These  foreign debt  obligations  may be fixed-rate  par bonds or  floating-rate discount  bonds.  They are generally  collateralized  in full as to repayment of principal at maturity by U.S.  Treasury  zero-coupon  obligations  that have the same  maturity as the Brady Bonds.  Brady Bonds can be viewed as having three or four  valuation  components:  (i) the  collateralized  repayment of principal at
final  maturity;   (ii)  the  collateralized   interest   payments;   (iii)  the
uncollateralized  interest payments; and (iv) any uncollateralized  repayment of principal at maturity.  Those uncollateralized amounts constitute what is called the "residual risk".

     If  there  is  a  default  on  collateralized   Brady  Bonds  resulting  in
acceleration  of the payment  obligations of the issuer,  the  zero-coupon  U.S.
Treasury  securities held as collateral for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the proceeds.  The collateral will be held by the collateral  agent to the scheduled maturity of the  defaulted  Brady Bonds.  The  defaulted  bonds will continue to remain  outstanding,  and the face  amount  of the  collateral  will  equal  the principal  payments  which  would  have then been due on the Brady  Bonds in the normal  course.  Because of the residual  risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of
countries   issuing  Brady  Bonds,   Brady  Bonds  are  considered   speculative
investments.

     o Risks of Foreign  Investing.  Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:

     o reduction of income by foreign taxes;

     o fluctuation  in value of foreign  investments  due to changes in currency rates or currency control regulations (for example, currency blockage);

     o transaction charges for currency exchange;

     o lack of public information about foreign issuers;

     o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

     o less volume on foreign exchanges than on U.S. exchanges;

     o greater  volatility  and less  liquidity  on foreign  markets than in the
U.S.;

     o less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;

     o greater difficulties in commencing lawsuits;

     o higher brokerage commission rates than in the U.S.;

     o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;

     o possibilities in some countries of expropriation,  confiscatory taxation, currency  devaluation,  political,  financial or social  instability  or adverse diplomatic developments; and

     o unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia,
New  Zealand and Japan.  There may be even less  liquidity  in their  securities markets,  and settlements of purchases and sales of securities may be subject to additional  delays.  They are  subject to greater  risks of  limitations  on the repatriation of income and profits because of currency  restrictions  imposed by local  governments.  Those  countries may also be subject to the risk of greater political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when  evaluating  securities  in these  markets,  because the selection of those securities must be consistent with a Fund's goal of preservation of principal.

     |X| Portfolio Turnover.  "Portfolio  turnover" describes the rates at which the Funds traded their portfolio  securities  during their last fiscal year. For example,  if a Fund sold all of its  securities  during the year,  its portfolio turnover rate would have been 100%.  The Funds'  portfolio  turnover  rates will fluctuate from year to year,  and any of the Funds may have  portfolio  turnover rates of more than 100% annually.

     Other  Investment  Techniques and Strategies.  In seeking their  respective objectives,  the  Funds  may  from  time to time  use the  types  of  investment strategies and investments  described below. They are not required to use all of these strategies at all times, and at times may not use them.

     |X|  Investing  in  Small,  Unseasoned  Companies.  A Fund  may  invest  in securities of small, unseasoned companies,  subject to limits (if any) stated in that Fund's Prospectus. These are companies that have been in operation for less than three years,  including the operations of any  predecessors.  Securities of these  companies may be subject to  volatility in their prices.  They may have a limited trading market or no trading market, which may adversely affect a Fund's ability  to value  them or to dispose of them and can reduce the price that Fund might be able to obtain for them.  Other investors that own a security issued by a small,  unseasoned issuer for which there is limited liquidity might trade the security  when a Fund  is  attempting  to  dispose  of  their  holdings  of that security. In that case, a Fund might receive a lower price for its holdings than might otherwise be obtained.

     |X| When-Issued and Delayed-Delivery  Transactions. The Funds may invest in securities  on a  "when-issued"  basis and may purchase or sell  securities on a
"delayed-delivery"    or   "forward    commitment"   basis.    When-issued   and
delayed-delivery  are terms that refer to  securities  whose terms and indenture are  available  and for which a market  exists,  but which are not available for immediate delivery.

     When  such  transactions  are  negotiated,  the price  (which is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the  securities  take place at a later date.  The securities are subject  to change in value from  market  fluctuations  during the period  until settlement.  The value at  delivery  may be less than the  purchase  price.  For example,  changes in interest  rates in a direction  other than that expected by the Manager before  settlement  will affect the value of such securities and may cause a loss to the Funds. During the period between purchase and settlement, no payment  is made by a Fund to the issuer  and no  interest  accrues to that Fund from the  investment  until it receives the security at  settlement.  There is a risk of loss  to a Fund  if the  value  of the  security  changes  prior  to the settlement date, and there is the risk that the other party may not perform.

     The Funds  engage in  when-issued  transactions  to secure what the Manager considers to be an advantageous price and yield at the time of entering into the
obligation.   When  a  Fund  enters  into  a  when-issued  or   delayed-delivery
transaction,  it relies on the other  party to  complete  the  transaction.  Its failure  to do so may cause  that  Fund to lose the  opportunity  to obtain  the security at a price and yield the Manager considers to be advantageous.

     When a Fund engages in when-issued and  delayed-delivery  transactions,  it does so for the purpose of acquiring or selling  securities  consistent with its investment  objective and policies for its portfolio or for delivery pursuant to options  contracts it has entered  into,  and not for the purpose of  investment leverage.  Although  a Fund will  enter  into  delayed-delivery  or  when-issued purchase  transactions  to acquire  securities,  it may dispose of a  commitment prior to  settlement.  If a Fund  chooses  to  dispose of the right to acquire a when-issued  security  prior to its  acquisition  or to  dispose of its right to delivery against a forward commitment, it may incur a gain or loss.

     At the time a Fund makes the commitment to purchase or sell a security on a when-issued or delayed  delivery  basis, it records the transaction on its books and reflects the value of the security  purchased in determining that Fund's net asset value. In a sale transaction, it records the proceeds to be received. That
Fund will  identify  on its books  liquid  assets at least equal in value to the value  of  that  Fund's  purchase  commitments  until  that  Fund  pays  for the investment.

     When-issued and delayed-delivery transactions can be used by the Funds as a defensive  technique to hedge against  anticipated changes in interest rates and prices. For instance,  in periods of rising interest rates and falling prices, a
Fund might sell  securities  in its portfolio on a forward  commitment  basis to attempt to limit its  exposure  to  anticipated  falling  prices.  In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

     |X| Zero-Coupon Securities.  The Fixed Income Funds may buy zero-coupon and delayed interest  securities,  and "stripped"  securities of foreign  government issuers,  which may or may not be backed by the "full  faith and  credit" of the issuing foreign government, and of domestic and foreign corporations.  The Fixed
Income Funds and Value  Fund/VA may also buy  zero-coupon  and  "stripped"  U.S.
government securities.  Zero-coupon securities issued by foreign governments and by  corporations  will be subject to greater  credit risks than U.S.  government zero-coupon securities.

     |X|  "Stripped"  Mortgage-Related  Securities.  The Fixed  Income Funds and
Value  Fund/VA  can  invest in  stripped  mortgage-related  securities  that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

     Mortgage  securities may be partially  stripped so that each class receives some interest and some principal.  However,  they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an  "interest-only"  security,  or "I/O," and all of the  principal  is distributed to holders of another type of security,  known as a "principal-only"
security or "P/O." Strips can be created for pass-through certificates or CMOs.

     The yields to maturity  of I/Os and P/Os are very  sensitive  to  principal
repayments  (including   prepayments)  on  the  underlying  mortgages.   If  the
underlying  mortgages   experience  greater  than  anticipated   prepayments  of
principal, a Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated  prepayments of principal, the yield on the P/Os based on them could decline substantially.

     |X|  Repurchase  Agreements.  The Funds may acquire  securities  subject to repurchase agreements. They may do so for liquidity purposes to meet anticipated redemptions  of Funds  shares,  or pending the  investment  of the proceeds from sales of Funds  shares,  or  pending  the  settlement  of  portfolio  securities transactions, or for temporary defensive purposes, as described below.

     In  a  repurchase   transaction,   a  Fund  buys  a  security   from,   and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond seven days are subject to each
Fund's  limit  on  holding  illiquid  investments.  No Fund  will  enter  into a repurchase  agreement  that  causes  more than 15% of its net assets  (for Money
Fund/VA,  10%) to be subject to repurchase  agreements  having a maturity beyond seven  days.  There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Funds' repurchase agreements require that at all times while the  repurchase  agreements  are in effect,  the value of the  collateral  must  equal or exceed  the  repurchase  price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery date, the Funds may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do
so. The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor  the  collateral's value.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"), the Funds, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase
agreements,   secured  by  U.S.  government  securities.   Securities  that  are
collateral for repurchase  agreements are financial assets subject to the Funds'
entitlement  orders through its  securities  account at its custodian bank until the  agreements  mature.  Each joint  repurchase  arrangement  requires that the market value of the  collateral be sufficient to cover  payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established  by the  Funds'  Board  of  Trustees,  the  Manager  determines  the liquidity  of certain of the  Funds'  investments.  To enable a Fund to sell its holdings of a restricted  security not registered  under  applicable  securities laws,  that  Fund may have to  cause  those  securities  to be  registered.  The expenses of registering  restricted  securities may be negotiated by a Fund with the issuer at the time that Fund buys the  securities.  When a Fund must arrange registration  because  that Fund  wishes to sell the  security,  a  considerable period may elapse between the time the decision is made to sell the security and the time the security is  registered  so that that Fund could sell it. That Fund would bear the risks of any downward price fluctuation during that period.

     The  Funds  may  also  acquire   restricted   securities   through  private
placements.  Those  securities  have  contractual  restrictions  on their public resale.  Those  restrictions  might  limit a Fund's  ability  to  dispose of the securities and might lower the amount that Fund could realize upon the sale.

     The  Funds  have   limitations   that  apply  to  purchases  of  restricted
securities,  as stated in the Prospectus.  Those percentage  restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional  purchasers  under  Rule  144A of the  Securities  Act,  if  those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security, the Funds' holdings of that security may be considered to be illiquid.

     Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

     |X| Loans of Portfolio Securities.  The Funds may lend portfolio securities pursuant to  policies  approved  by the Funds'  Board.  They may do so to try to provide income or to raise cash for liquidity purposes.  These loans are limited to not more than 25% of the value of each Fund's net assets.

     The Funds have entered into a securities  lending  agreement  with JPMorgan
Chase Bank, N.A. ("JPMorgan Chase") for that purpose.  Under the agreement,  the
Funds'  portfolio  securities  may be loaned to brokers,  dealers and  financial institutions,  provided  that such loans comply with the  collateralization  and other requirements of the securities lending agreement,  the Funds' policies and applicable  government  regulations.  JPMorgan Chase has agreed, in general,  to bear the risk that a borrower  may default on its  obligation  to return  loaned securities. However, the Funds will be responsible for risks associated with the investment of cash collateral,  including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Funds may incur  additional  costs in seeking to obtain the collateral or may lose the amount of the collateral investment.  The Funds may also lose money if the value of the investments purchased with cash collateral decreases.

     Pursuant  to the  Securities  Lending  Agreement,  a Fund  will  receive  a percentage  of all annual net income  (i.e.,  net of rebates to the borrower and certain other approved expenses) from securities lending transactions.  Such net income  includes  earnings from the investment of any cash  collateral  received from a borrower and loan fees paid or payable by a borrower in  connection  with loans secured by collateral other than cash.

     There are some  risks in  connection  with  securities  lending,  including possible delays in receiving additional collateral from the borrower to secure a loan or delays in recovering  the loaned  securities  if the borrower  defaults.
JPMorgan Chase has agreed, in general, to guarantee the obligations of borrowers to  return  loaned  securities  to a Fund  and to be  responsible  for  expenses relating to securities  lending.  Each Fund,  however,  will be responsible  for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash  collateral has been invested.
If that  occurs,  a Fund may incur  additional  costs in  seeking  to obtain the collateral or may lose the amount of the collateral investment.  A Fund may also lose  money if the  value of the  investments  purchased  with  cash  collateral decreases.

     |X| Borrowing for Leverage.  Each Fund has the ability to borrow from banks on an unsecured basis. Each Fund has undertaken to limit borrowing to 25% of the value of that Fund's net assets, which is further limited to 10% if borrowing is for a purpose other than to facilitate redemptions.  Investing borrowed funds in portfolio  securities is a  speculative  technique  known as  "leverage." A Fund cannot  borrow  money in excess of  33-1/3%  of the value of that  Fund's  total assets.  The Funds may  borrow  only from  banks  and/or  affiliated  investment companies. With respect to this fundamental policy, the Funds can borrow only if they  maintain a 300% ratio of assets to  borrowings  at all times in the manner set forth in the  Investment  Company  Act. If the value of that  Fund's  assets fails to meet this 300% asset  coverage  requirement,  that Fund will reduce its bank debt within three days to meet the  requirement.  To do so, that Fund might have to sell a portion of its investments at a disadvantageous time.

     A Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of that Fund and  reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  Additionally,  that  Fund's  net asset  values  per share  might fluctuate  more than that of funds that do not borrow.  Currently,  the Funds do not contemplate using this technique in the next year but if they do so, it will not likely be to a substantial degree.

     o Bank  Obligations.  The  Funds  can buy time  deposits,  certificates  of deposit and bankers' acceptances. They must be:

     o obligations  issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or

     o  obligations  of a foreign  bank with total  assets of at least  U.S.  $1 billion.

     "Banks"  include  commercial  banks,  savings  banks and  savings  and loan associations,  which may or may not be members of the Federal Deposit  Insurance
Corporation.

     o Commercial Paper. The Funds can invest in commercial paper if it is rated within the top three  rating  categories  of S&P and Moody's or other rating organizations.

     If the paper is not rated,  it may be purchased  if the Manager  determines that  it is  comparable  to  rated  commercial  paper  in the top  three  rating categories of national rating organizations.

     The Funds  can buy  commercial  paper,  including  U.S.  dollar-denominated securities of foreign  branches of U.S.  banks,  issued by other entities if the commercial  paper  is  guaranteed  as  to  principal  and  interest  by a  bank, government or corporation whose  certificates of deposit or commercial paper may otherwise be purchased by the Funds.

     o Variable  Amount Master  Demand Notes.  Master demand notes are corporate obligations  that permit the investment of  fluctuating  amounts by the Funds at varying  rates of interest  under  direct  arrangements  between  the Funds,  as lender, and the borrower. They permit daily changes in the amounts borrowed. The
Funds have the right to increase the amount under the note at any time up to the full amount  provided by the note  agreement,  or to  decrease  the amount.  The borrower  may prepay up to the full amount of the note  without  penalty.  These notes may or may not be backed by bank letters of credit.

     Because these notes are direct lending  arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary  market for these notes,  although they are redeemable (and thus are  immediately  repayable by the borrower) at principal  amount,  plus accrued interest,  at any time.  Accordingly,  the Funds'  right to redeem such notes is dependent  upon the ability of the  borrower to pay  principal  and  interest on demand.

     The Funds have no  limitations  on the type of issuer from whom these notes will be purchased.  However, in connection with such purchases and on an ongoing basis,  the  Manager  will  consider  the  earning  power,  cash  flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand,  including  a  situation  in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Funds in illiquid securities, described in the Prospectus.
A  description  of the  investment  policies for Money  Fund/VA is located below under the heading "Money Fund/VA Investment Policies."

     |X|  Derivatives.   The  Funds  can  invest  in  a  variety  of  derivative
investments,  including swaps,  "structured" notes,  convertible notes, options, forward contracts and futures contracts, to seek income or for hedging purposes.
The use of  derivatives  requires  special  skills and  knowledge of  investment techniques  that are  different  than  what is  required  for  normal  portfolio management.  If the Manager  uses a derivative  instrument  at the wrong time or judges market conditions incorrectly, the use of derivatives may reduce a Fund's return.

     Although it is not  obligated  to do so, the Funds can use  derivatives  to hedge.  To attempt to protect  against  declines in the market value of a Fund's portfolio, to permit a Fund to retain unrealized gains in the value of portfolio securities  which have  appreciated,  or to facilitate  selling  securities  for investment reasons, a Fund could:

     o sell futures contracts,

     o buy puts on such futures or on securities, or

     o write covered  calls on securities or futures.  Covered calls may also be used to  increase a Fund's  income,  but the  Manager  does not expect to engage extensively in that practice.

     The Funds can use hedging to establish a position in the securities  market as a temporary substitute for purchasing particular  securities.  In that case a
Fund would  normally seek to purchase the  securities  and then  terminate  that hedging position. A Fund might also use this type of hedge to attempt to protect against  the  possibility  that  its  portfolio  securities  would  not be fully included in a rise in value of the market. To do so a Fund could:

     o buy futures, or

     o buy calls on such futures or on securities.

     A Fund's  strategy of hedging  with  futures and options on futures will be incidental  to  that  Fund's  activities  in the  underlying  cash  market.  The particular  hedging  strategies a Fund can use are described  below.  A Fund may employ new  hedging  strategies  when they are  developed,  if those  investment
methods  are  consistent  with  that  Fund's   investment   objectives  and  are
permissible under applicable regulations governing that Fund.

     o "Structured" Notes. The Funds can invest in "structured" notes, which are specially-designed  derivative  debt  investments  whose  principal  payments or interest  payments are linked to the value of an  underlying  asset,  such as an equity or debt security, currency, or commodity, or non-asset reference, such as an interest rate or index.  The terms of the instrument may be  "structured"  by the purchaser (the Fund) and the borrower issuing the note.

     The values of these  notes will fall or rise in  response to changes in the values of the  underlying  asset or  reference  and the Fund might  receive less principal or interest if the  underlying  asset or reference does not perform as anticipated. In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note offers the potential for increased  income or principal  payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

     The  values of these  notes are also  subject to both  credit  risk (if the counterparty fails to meet its obligations) and interest rate risk and therefore the Funds could  receive more or less than it  originally  invested  when a note matures.  The  prices of these  notes may be very  volatile  and they may have a limited trading market,  making it difficult for the Funds to value them or sell them at an acceptable price.

     o Swaps. The Funds may enter into swap agreements, including interest rate, total return, credit default and volatility swaps. Swap agreements are two-party contracts  entered into  primarily by  institutional  investors  for a specified period of time  typically  ranging from a few weeks to more than one year.  In a standard  swap  transaction,  two parties  agree to exchange the returns (or the difference  between the returns) earned or realized on a particular  asset, such as an equity or debt security,  commodity or currency,  or non-asset  reference, such as an interest rate or index. The swapped returns are generally  calculated with respect to a notional  amount,  that is, the return on a particular  dollar amount  invested in the underlying  asset or reference.  A Fund may enter into a swap agreement to, among other reasons,  gain exposure to certain markets in the most economical way possible,  protect against currency fluctuations,  or reduce risk arising from ownership of a particular security or instrument.  A Fund will identify  liquid  assets on that Fund's  books (such as cash or U.S.  government securities)  to cover any  amounts  it could owe under  swaps  that  exceed  the amounts it is  entitled to receive,  and it will  adjust that amount  daily,  as needed.

     The Funds may enter  into swap  transactions  with  certain  counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between a Fund and that  counterparty  shall be regarded as parts of an integral  agreement.  If amounts are payable on a  particular  date in the same currency in respect of more than one swap  transaction,  the amount payable shall be the net amount.  In addition,  the master netting agreement may provide that if one party  defaults  generally  or on any  swap,  the  counterparty  can terminate all outstanding swaps with that party.

     The use of swap  agreements by the Funds entails  certain risks.  The swaps market is generally unregulated. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments and may be considered  illiquid by a Fund.  Swap  agreements  entail credit risk arising from the possibility that the counterparty will default.  If the  counterparty  defaults,  a Fund's  loss will  consist  of the net amount of contractual  payments  that that Fund has not yet  received.  The  Manager  will monitor the  creditworthiness of counterparties to a Fund's swap transactions on an ongoing basis. A Fund's  successful use of swap  agreements is dependent upon the Manager's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Swap agreements may  effectively add leverage to a Fund's  portfolio  because that Fund would be subject to investment exposure on the notional amount of the swap.

     o Interest Rate Swaps. The Funds, especially Core Bond Fund/VA, High Income
Fund/VA, Strategic Bond Fund/ VA and Value Fund/VA, may enter into interest rate swaps.  In an interest rate swap, a Fund and another party  exchange their right to receive or their obligation to pay interest on a security.  For example, they might swap the right to receive  floating rate payments for fixed rate payments.
There is a risk that, based on movements of interest rates, the payments made by a Fund under a swap agreement will be greater than the payments it receives.

     o Total Return Swaps.  The Funds may enter into total return  swaps,  under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities,  or non-asset reference, such as a  securities  index,  during the  specified  period in return  for  periodic payments  based on a fixed or variable  interest  rate or the total  return from different  underlying  assets or references.  Total return swaps could result in losses if the  underlying  asset or reference does not perform as anticipated by the Manager.

     o Credit  Default  Swaps.  The Fixed Income Funds and Balanced Fund/ VA may
enter into credit  default  swaps.  A credit default swap enables an investor to buy or sell protection  against a credit event,  such as an issuer's  failure to make timely payments of interest or principal, bankruptcy or restructuring.  The
Funds may seek to enhance  returns by selling  protection or attempt to mitigate credit risk by buying  protection  against the occurrence of a credit event by a specified  issuer.  The Funds may enter into credit default swaps, both directly
("unfunded  swaps")  and  indirectly  ("funded  swaps")  in the  form  of a swap embedded within a structured security.  Unfunded and funded credit default swaps may refer to a single security or on a basket of securities.

     If a Fund buys credit  protection  using a credit default swap and a credit event occurs, that Fund will deliver the defaulted bonds underlying the swap and the swap  counterparty  will pay the par  amount of the  bonds.  If a Fund sells credit  protection  using a credit default swap and a credit event occurs,  that
Fund will pay the par amount of the defaulted bonds  underlying the swap and the swap  counterparty  will  deliver  the  bonds.  If the  swap is on a  basket  of securities,  the notional amount of the swap is reduced by the par amount of the defaulted  bonds,  and the fixed payments are then made on the reduced  notional amount.

     Risks of credit  default  swaps  include  counterparty  credit risk (if the counterparty  fails to meet its  obligations)  and the risk that a Fund will not properly assess the cost of the instrument  based on the lack of transparency in the  market.  If a Fund is  selling  credit  protection,  there is a risk that a credit  event  will  occur  and  that  the Fund  will  have to pay par  value on defaulted bonds. If a Fund is buying credit protection,  there is a risk that no credit  event will occur and that Fund will  receive no benefit  for the premium paid. In addition, if a Fund is buying credit protection and a credit event does occur, there is a risk when that Fund does not own the underlying security, that
Fund will have difficulty  acquiring the bond on the open market and may receive adverse pricing.

     o Volatility Swap Contracts.  The Funds may enter into volatility  swaps to hedge the direction of volatility in a particular asset or non-asset  reference, or for other  non-speculative  purposes.  For volatility  swaps,  counterparties agree  to buy or sell  volatility  at a  specific  level  over a  fixed  period.
Volatility swaps are subject to credit risks (if the counterparty  fails to meet its  obligations),  and the risk that the Manager is  incorrect  in forecasts of volatility of the underlying asset or reference.

     o Swap Options and Swap Forwards.  The Funds also may enter into options on swaps as well as  forwards on swaps.  A swap  option is a contract  that gives a counterparty  the  right  (but  not the  obligation)  to  enter  into a new swap agreement or to shorten,  extend,  cancel,  or otherwise modify an existing swap agreement on  pre-designated  terms. The Funds may write (sell) and purchase put and call swap  options.  A swap  forward  is an  agreement  to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.

     The  writer of the  contract  receives  the  premium  and bears the risk of unfavorable  changes  in the  preset  rate on the  underlying  swap.  The  Funds generally  will incur a greater  risk when it writes a swap  option than when it purchases a swap  option.  When a Fund  purchases a swap option it risks  losing only the amount of the  premium it has paid if that Fund lets the option  expire unexercised.  When a Fund writes a swap option it will  become  obligated,  upon exercise  of the  option  by the  counterparty,  according  to the  terms of the underlying agreement.

     o Futures. The Funds can buy and sell futures contracts that relate to debt securities  (these are referred to as "interest  rate  futures"),  broadly-based securities  indices  ("stock index futures" and "bond index  futures"),  foreign currencies, commodities and an individual stock ("single stock futures").

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  They may in some cases be based on stocks of  issuers in a  particular industry or group of industries.  A stock index assigns  relative  values to the securities  included  in the index and its value  fluctuates  in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly.  Bond index futures are similar  contracts based on the future value of the basket of  securities  that  comprise  the index.  These  contracts obligate the seller to deliver,  and the  purchaser to take,  cash to settle the futures transaction.  There is no delivery made of the underlying  securities to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

     An interest rate future  obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the position.

     Similarly,  a single stock future  obligates the seller to deliver (and the purchaser  to take) cash or a  specified  equity  security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the  position.  Single  stock  futures  trade on a very  limited  number  of exchanges, with contracts typically not fungible among the exchanges.

     The  Funds  can  invest  a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures  may be based upon  commodities  within five main commodity  groups:  (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat,  corn,  soybeans,  cotton,  coffee,  sugar and cocoa;  (4)
industrial metals, which includes aluminum,  copper, lead, nickel, tin and zinc;
and (5) precious metals, which includes gold, platinum and silver. The Funds may purchase and sell commodity futures contracts,  options on futures contracts and options  and  futures  on  commodity  indices  with  respect  to these five main commodity  groups and the individual  commodities  within each group, as well as other types of commodities.

     No money is paid or  received  by the  Funds on the  purchase  or sale of a future. Upon entering into a futures transaction,  the Funds will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited with the Funds'
custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions. As the future is marked to market (that is, its value on that Fund's books is  changed) to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures  broker daily.

     At any time prior to expiration of the future, the Funds may elect to close out  its  position  by  taking  an  opposite  position,  at  which  time a final determination  of variation  margin is made and any additional cash must be paid by or released to that Fund.  Any loss or gain on the future is then realized by that Fund for tax purposes.  All futures transactions (except forward contracts)
are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

     o Put and Call  Options.  The  Funds can buy and sell  exchange-traded  and over-the-counter  put options  ("puts")  and call options  ("calls"),  including index options,  securities  options,  currency options,  commodities options and options on futures.

     o Writing Call  Options.  The Funds may write (that is,  sell) calls.  If a
Fund sells a call  option,  it must be  covered.  That means a Fund must own the security subject to the call while the call is outstanding,  or the call must be covered  by  segregating  liquid  assets to  enable  that  Fund to  satisfy  its obligations  if the call is  exercised.  There is no  limit on the  amount  of a
Fund's total assets that may be subject to covered calls that Fund writes.

     When a Fund writes a call on a security, it receives cash (a premium). That
Fund agrees to sell the  underlying  security to a purchaser of a  corresponding call on the same  security  during  the call  period at a fixed  exercise  price regardless  of market price changes  during the call period.  The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security.  That Fund has the risk of loss that the price of the underlying  security may decline during the call period. That risk may be offset to some extent by the  premium  that Fund  receives.  If the value of the investment  does not rise above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case that  Fund  would  keep the cash premium and the investment.

     When a Fund writes a call on an index, it receives cash (a premium). If the buyer of the call  exercises  it,  that Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price, multiplied by a specific  multiple that  determines  the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price,  it is likely that the call will lapse  without being exercised. In that case, that Fund would keep the cash premium.

     A  Fund's  custodian  bank,  or a  securities  depository  acting  for  the custodian,  will act as that Fund's escrow agent,  through the facilities of the
Options Clearing  Corporation  ("OCC"), as to the investments on which that Fund has  written  calls  traded  on  exchanges  or as  to  other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

     When a Fund writes an  over-the-counter  ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  government  securities  dealer which will establish  a formula  price at which that Fund will have the  absolute  right to repurchase  that OTC option.  The  formula  price will  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the underlying  security (i.e., the option is "in the  money").  When that Fund  writes an OTC  option,  it will treat  as  illiquid  (for  purposes  of  its  restriction  on  holding  illiquid securities) the market-to-market  value of the underlying  security,  unless the option is subject to a buy-back agreement with the executing broker.

     To terminate its obligation on a call it has written, a Fund may purchase a corresponding  call in a  "closing  purchase  transaction."  That Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option transaction costs and the premium received on the call that Fund wrote is more or less than the price of the call  that  Fund  purchases  to close out the transaction.  That Fund may  realize a profit if the call  expires  unexercised, because  that Fund will  retain  the  underlying  security  and the  premium  it received when it wrote the call.  If that Fund cannot effect a closing  purchase transaction  due to the lack of a  market,  it will  have to hold  the  callable securities until the call expires or is exercised.

     A Fund may also  write  calls on a  futures  contract  without  owning  the futures contract or securities  deliverable under the contract. To do so, at the time the call is  written,  that Fund  must  cover  the call by  segregating  an equivalent  dollar  amount of liquid  assets as identified in that Fund's books.
That Fund will segregate additional liquid assets if the value of the segregated assets  drops  below 100% of the current  value of the  future.  Because of this segregation  requirement,  in no  circumstances  would that Fund's receipt of an exercise  notice  as to that  future  require  that  Fund to  deliver  a futures contract.  It would simply put that Fund in a short futures  position,  which is permitted by that Fund's hedging policies.

     o Writing Put Options.  The Funds may write (that is, sell) put options.  A put option on securities  gives the purchaser the right to sell,  and the writer the  obligation to buy, the  underlying  investment at the exercise price during the option period. A put must be covered by segregated liquid assets.

     If a Fund writes a put, the put must be covered by liquid assets identified in that Fund's books.  The premium a Fund receives from writing a put represents a profit, as long as the price of the underlying  investment remains equal to or above the exercise price. However, a Fund also assumes the obligation during the option period to buy the underlying  investment from the buyer of the put at the exercise  price,  even if the value of the  investment  falls below the exercise price.

     If a put a Fund has written expires unexercised,  that Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised,  that Fund must fulfill its  obligation  to purchase  the  underlying investment  at the exercise  price.  That price will  usually  exceed the market value of the  investment at that time. In that case,  that Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs that Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security a Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying  securities.
That Fund therefore  forgoes the opportunity of investing the segregated  assets or writing calls against those assets.

     As long as a  Fund's  obligation  as the put  writer  continues,  it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require that Fund to take delivery of the  underlying  security and pay the  exercise  price.  That  Fund  has no  control  over  when it may be required  to  purchase  the  underlying  security,  since it may be  assigned an exercise  notice at any time prior to the  termination  of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also  terminate if, before it receives an exercise  notice,  that Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.
Once that Fund has been assigned an exercise notice,  it cannot effect a closing purchase transaction.

     A Fund may  decide to effect a closing  purchase  transaction  to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  that Fund to write  another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.  That Fund will realize a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction  is less or more than the premium  received from writing the put option.

     o Purchasing  Puts and Calls.  The Funds may purchase call options.  When a
Fund buys a call  (other  than in a  closing  purchase  transaction),  it pays a premium.  That Fund then has the right to buy the underlying  investment  from a seller of a corresponding  call on the same investment during the call period at a fixed exercise price.

     A Fund  benefits  only if it sells the call at a profit or if,  during  the call period,  the market price of the underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and that Fund exercises the call. If that Fund does not exercise the call or sell it
(whether or not at a profit),  the call will become  worthless at its expiration date.  In that case that Fund will have paid the  premium  but lost the right to purchase the underlying investment.

     A Fund can buy puts whether or not it owns the underlying investment.  When a Fund purchases a put, it pays a premium and, except as to puts on indices, has the  right  to  sell  the  underlying  investment  to a  seller  of a  put  on a corresponding investment during the put period at a fixed exercise price.

     Buying a put on an investment  the Fund does not own (such as an index or a future)  permits  the Fund  either  to resell  the put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price  will  vary inversely to the price of the underlying investment.  If the market price of the underlying  investment is above the exercise price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

     Buying a put on  securities  or  futures  a Fund owns  enables  the Fund to attempt to protect  itself during the put period  against a decline in the value of the underlying  investment below the exercise price by selling the underlying investment  at the  exercise  price to a seller of a  corresponding  put. If the market  price of the  underlying  investment  is equal to or above the  exercise price and, as a result,  the put is not exercised or resold, the put will become worthless  at its  expiration  date.  In that  case the Fund  will have paid the premium but lost the right to sell the underlying investment.  However, the Fund may  sell  the put  prior to its  expiration.  That  sale may or may not be at a profit.

     When the Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities  market generally) rather than on price movements in individual securities or futures contracts.

     o Buying and Selling Options on Foreign  Currencies.  The Funds can buy and
sell  exchange-traded  and  over-the-counter  put  options  and call  options on foreign  currencies.  A Fund  could use these  calls and puts to try to  protect against declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

     If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign  currency,  the  decline in the  dollar  value of  portfolio  securities denominated  in that  currency  might be  partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could fluctuate in a direction adverse to a Fund's position.  That Fund will then have incurred option premium  payments and transaction  costs without a corresponding benefit.

     A call the Fund writes on a foreign  currency is "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an  absolute  and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for  additional  cash  consideration  held  in a segregated  account by its custodian  bank) upon conversion or exchange of other foreign currency held in its portfolio.

     A Fund could write a call on a foreign  currency to provide a hedge against a decline in the U.S.  dollar  value of a security  which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option.
That decline might be one that occurs due to an expected  adverse  change in the
exchange  rate.  This  is  known  as  a  "cross-hedging"   strategy.   In  those
circumstances,  that Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with that Fund's custodian bank.

     o Risks of Hedging with Options and Futures.  The use of hedging strategies requires  special  skills  and  knowledge  of  investment  techniques  that  are different than what is required for normal portfolio management.  If the Manager uses  a  hedging  strategy  at  the  wrong  time  or  judges  market  conditions incorrectly,  hedging strategies may reduce a Fund's return. The Fund could also experience  losses if the prices of its futures and options  positions  were not correlated with its other investments.

     A Fund's option  activities  could affect its  portfolio  turnover rate and brokerage commissions.  The exercise of calls written by a Fund might cause that
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by a Fund of puts on  securities  will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within a Fund's  control,  holding a put might  cause that Fund to sell the related  investments  for reasons  that would not exist in the absence of the put.

     A Fund could pay a  brokerage  commission  each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the  exercise  of a call or put.  Those  commissions  could be  higher on a relative  basis  than  the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could result in a Fund's net asset value being more  sensitive to changes in the value of the underlying investment.

     If a covered call written by a Fund is exercised on an investment  that has increased  in value,  that Fund will be required to sell the  investment  at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Fund might experience  losses if it could not close out a position  because of an  illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of a Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of a Fund's  securities.  For  example,  it is possible  that while a Fund has used  derivative  instruments in a short hedge,  the market may advance  and the value of the  securities  held in that Fund's  portfolio  might decline.  If that  occurred,  that  Fund  would  lose  money  on the  derivative instruments  and  also  experience  a  decline  in the  value  of its  portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified  portfolio of securities will tend to move in the same  direction  as the  indices  upon which the  derivative instruments are based.

     The risk of imperfect  correlation increases as the composition of a Fund's portfolio  diverges from the  securities  included in the applicable  index.  To compensate  for the  imperfect  correlation  of  movements  in the  price of the portfolio  securities  being  hedged and  movements  in the price of the hedging instruments,  that Fund might use  derivative  instruments  in a greater  dollar amount than the dollar amount of portfolio  securities being hedged. It might do so if the historical  volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Fund can use  derivative  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other  reasons,  the Fund will realize a loss on the hedge  position that is not offset by a reduction in the price of the securities purchased.

     o Forward  Contracts.  Forward  contracts  are  foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  The Funds can use them to "lock in" the U.S.  dollar price of a security  denominated in a foreign currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the
U.S. dollar and a foreign currency.  The Fund can also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The Fund may use forward  contracts to protect  against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund owns or intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce the risk of loss from a decline in the value of the hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign  currency,  or when it anticipates  receiving  dividend payments in a foreign  currency,  the Fund might  desire to  "lock-in"  the U.S.
dollar  price of the  security or the U.S.  dollar  equivalent  of the  dividend payments.  To do so,  the Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a  "transaction  hedge." The  transaction  hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period  between the date on which the  security is  purchased  or sold or on which the payment is  declared,  and the date on which the  payments are made or received.

     The Fund could also use forward  contracts to lock in the U.S. dollar value of  portfolio  positions.  This is  called  a  "position  hedge."  When the Fund believes that a foreign currency might suffer a substantial  decline against the
U.S.  dollar,  it could enter into a forward  contract to sell an amount of that foreign  currency  approximating  the value of some or all of a Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward  contract to buy that  foreign  currency  for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar  amount if the Fund believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

     A Fund will cover its short  positions in these cases by identifying on its books  assets  having  a value  equal to the  aggregate  amount  of that  Fund's commitment under forward contracts. A Fund will not enter into forward contracts or  maintain  a net  exposure  to  such  contracts  if the  consummation  of the contracts  would obligate that Fund to deliver an amount of foreign  currency in excess  of the  value  of that  Fund's  portfolio  securities  or  other  assets denominated  in that  currency  or another  currency  that is the subject of the hedge.

     However,  to avoid excess  transactions  and transaction  costs, a Fund may maintain  a net  exposure  to forward  contracts  in excess of the value of that
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call option  permitting  the Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward  contract price.  As another  alternative, the Fund may  purchase  a put option  permitting  the Fund to sell the amount of foreign currency  subject to a forward  purchase  contract at a price as high or higher than the forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the
security  and  deliver  foreign   currency  to  settle  the  original   purchase
obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund  might have to purchase  additional  foreign  currency on the "spot"  (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated to deliver to settle the trade,  the Fund  might  have to sell on the  spot  market  some of the  foreign currency  received  upon  the sale of the  security.  There  will be  additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts  in this  manner  might  reduce a  Fund's  performance  if  there  are unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

     At or before the maturity of a forward contract  requiring a Fund to sell a currency, that Fund might sell a portfolio security and use the sale proceeds to make  delivery  of the  currency.  In the  alternative  a Fund might  retain the security  and offset its  contractual  obligation  to deliver  the  currency  by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the  currency  that it is obligated to deliver.  Similarly,  a Fund might close out a forward contract  requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same  amount of the same  currency  on the  maturity  date of the first contract.  The Fund would  realize a gain or loss as a result of  entering  into such an offsetting forward contract under either circumstance.  The gain or loss will  depend on the  extent  to which the  exchange  rate or rates  between  the currencies  involved moved between the execution dates of the first contract and offsetting contract.

     The costs to the Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the  length of the  contract  period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal  basis,  no  brokerage  fees or  commissions  are  involved.
Because these  contracts  are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur  costs in doing  so.  Foreign  exchange  dealers  do not  charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency  to the Fund at one  rate,  while  offering  a lesser  rate of  exchange  if the Fund  desires to resell  that  currency to the dealer.

     o Regulatory  Aspects of Certain  Derivative  Instruments.  The Commodities
Futures  Trading  Commission  (the "CFTC")  recently  eliminated  limitations on futures trading by certain regulated  entities including  registered  investment companies  and  consequently  registered  investment  companies  may  engage  in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion  from  registration  as a commodity  pool  operator  under the
Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Funds' investment advisor (as they may be  amended  from time to  time),  and as  otherwise  set forth in each
Fund's prospectus or this SAI.

     Transactions in options by a Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.
Those limits apply  regardless  of whether the options were written or purchased on the  same or  different  exchanges  or are  held in one or more  accounts  or through one or more  different  exchanges or through one or more brokers.  Thus, the number of options  that a Fund may write or hold may be  affected by options written or held by other entities,  including other investment  companies having the same advisor as that Fund (or an advisor that is an affiliate of that Fund's advisor). The exchanges also impose position limits on futures transactions.  An exchange  may order the  liquidation  of  positions  found to be in violation of those limits and may impose certain other sanctions.

     Under the Investment  Company Act, when a Fund purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments in an amount equal to the market  value of the  securities  underlying  the future,  less the margin deposit applicable to it.

     o Regulatory Aspects of Hedging Instruments.  The Commodity Futures Trading
Commission (the "CFTC")  recently  eliminated  limitations on futures trading by
certain  regulated  entities  including  registered   investment  companies  and
consequently  registered  investment  companies may engage in unlimited  futures transactions and options thereon provided that the Funds claim an exclusion from regulation  as a  commodity  pool  operator.  The  Funds  have  claimed  such an exclusion  from  registration  as a commodity  pool operator under the Commodity
Exchange  Act  ("CEA").  A Fund may use  futures  and  options  for  hedging and non-hedging  purposes to the extent  consistent  with its investment  objective, internal  risk  management  guidelines  adopted by the  Manager  (as they may be amended from time to time), and as otherwise set forth in each Fund's prospectus or this SAI.

     Transactions in options by a Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.
Those limits apply  regardless  of whether the options were written or purchased on the  same or  different  exchanges  or are  held in one or more  accounts  or through one or more  different  exchanges or through one or more brokers.  Thus, the number of options  that a Fund may write or hold may be  affected by options written or held by other entities,  including other investment  companies having the same Advisor as that Fund (or an Advisor that is an affiliate of that Fund's
Advisor). The exchanges also impose position limits on futures transactions.  An exchange  may order the  liquidation  of  positions  found to be in violation of those limits and may impose certain other sanctions.

     Under  interpretations  of staff  members of the SEC  regarding  applicable provisions of the Investment  Company Act, when the Fund purchases a future,  it must  segregate cash or readily  marketable  short-term  debt  instruments in an amount  equal to the  purchase  price of the  future,  less the  margin  deposit applicable to it.

     o Tax Aspects of Certain  Hedging  Instruments.  Certain  foreign  currency exchange  contracts  in which a Fund may invest are  treated  as  "Section  1256 contracts"  under the IRC. In general,  gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code.  However,  foreign  currency gains or losses arising from
Section  1256  contracts  that are forward  contracts  generally  are treated as ordinary  income or loss. In addition,  Section 1256 contracts held by a Fund at the end of each taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were  realized.  These  contracts  also may be marked-to-market  for  purposes  of  determining  the excise tax  applicable  to investment  company  distributions and for other purposes under rules prescribed pursuant  to the  IRC.  An  election  can be  made  by a Fund  to  exempt  those transactions from this marked-to-market treatment.

     Certain forward  contracts a Fund enters into may result in "straddles" for federal  income tax  purposes.  The straddle  rules may affect the character and timing of gains (or  losses)  recognized  by that  Fund on  straddle  positions.
Generally,  a loss  sustained  on the  disposition  of a  position  making  up a straddle is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the straddle.  Disallowed  loss is generally  allowed  at the  point  where  there is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position is disposed of.

     Under the IRC, the following gains or losses are treated as ordinary income or loss:

     1. gains or losses  attributable  to  fluctuations  in exchange  rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other  liabilities  denominated in a foreign currency and the time a
Fund actually collects such receivables or pays such liabilities, and

     2. gains or losses  attributable  to fluctuations in the value of a foreign currency  between the date of  acquisition  of a debt security  denominated in a foreign  currency  or  foreign  currency  forward  contracts  and  the  date  of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each trade before determining a net "Section 988" gain or loss under the IRC for that trade,  which may  increase or decrease  the amount of a Fund's  investment income available for distribution to its shareholders.

     |X| Temporary Defensive and Interim Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks or bonds,  the Funds can  invest in a variety of debt  securities  for defensive  purposes.  The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the  redemption  of Fund  shares,  or to hold while  waiting  to  reinvest  cash  received  from the  sale of other  portfolio securities. The Funds can buy:

     o  obligations  issued  or  guaranteed  by  the  U.S.   government  or  its
instrumentalities or agencies,

     o commercial paper (short-term,  unsecured, promissory notes of domestic or foreign  companies)  rated in the three top rating  categories  of a  nationally recognized rating organization,

     o short-term debt obligations of corporate issuers,  rated investment grade
(rated at least Baa by Moody's  or at least BBB by  Standard  &  Poor's or a comparable rating by another rating organization),  or unrated securities judged by the  Manager  to have a  comparable  quality  to  rated  securities  in those categories,

     o certificates of deposit and bankers'  acceptances of domestic and foreign banks having total assets in excess of $1 billion, and

     o repurchase agreements.

     Short-term debt securities would normally be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

     |X| Investment in Other Investment Companies.  The Funds can also invest in the securities of other investment companies,  which can include open-end funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company  Act  that  apply to those  types of  investments.  For example,  a Fund can  invest  in  Exchange-Traded  Funds,  which  are  typically open-end funds or unit investment  trusts,  listed on a stock  exchange.  A Fund might do so as a way of  gaining  exposure  to the  segments  of the  equity  or fixed-income  markets  represented by the Exchange-Traded  Funds' portfolio,  at times when a Fund may not be able to buy those portfolio securities directly.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Funds do not intend to invest in other  investment  companies unless the Manager believes that the potential  benefits of the  investment  justify the payment of any premiums or sales charges. As a shareholder of an investment company, a Fund would be subject to its ratable  share of that  investment  company's  expenses, including its advisory and administration  expenses. The Funds do not anticipate investing a substantial  amount of its net assets in shares of other  investment companies.

     Money Fund/VA  Investment  Policies.  Under Rule 2a-7 under the  investment
Company Act, Money Fund/VA may purchase only "Eligible  Securities,"  as defined below,  that the Manger,  under  procedures  approved  by the  Trust's  Board of
Trustees, has determined have minimal credit risk. An "Eligible Security" is (a)
a  security  that has  received  a rating in one of the two  highest  short-term
rating  categories  by  any  two   "nationally-recognized   statistical   rating
organizations" as defined in Rule 2a-7 ("Rating Organizations"), or, if only one
Rating  Organization has rated that security,  by that Rating  Organization (the
"Rating  Requirements"),  (b) a security  that is  guaranteed,  and either  that guarantee or the party providing that guarantee  meets the Rating  Requirements, or (c) an unrated  security that is either  issued by an issuer  having  another similar security that meets the Rating Requirements, or is judged by the Manager to be of comparable  quality to investments  that meet the Rating  Requirements.
Rule 2a-7 permits Money Fund/VA to purchase "First Tier  Securities,"  which are
Eligible   Securities   rated  in  the  highest  category  for  short-term  debt
obligations  by at least  two  Rating  Organizations,  or,  if only  one  Rating
Organization has rated a particular security,  by that Rating  Organization,  or comparable unrated  securities.  The Fund can also buy "Second Tier Securities,"
which are Eligible Securities that are not First Tier securities.

     If a security's rating is downgraded, the Manager and/or the Board may have to reassess the  security's  credit risk. If a security has ceased to be a First
Tier Security, the Manager will promptly reassess whether the security continues to present  "minimal  credit risk." If the Manager becomes aware that any Rating
Organization  has  downgraded  its rating of a Second Tier  Security or rated an unrated security below its second highest rating category,  the Trust's Board of
Trustees shall promptly  reassess  whether the security  presents minimal credit risk and whether it is in Money Fund/VA's best interests to dispose of it.

     If Money Fund/VA  disposes of the security  within five days of the Manager learning of the  downgrade,  the Manager will provide the Board with  subsequent notice  of such  downgrade.  If a  security  is in  default,  or ceases to be an
Eligible  Security,  or is determined no longer to present minimal credit risks, the Board must determine if disposal of the security would be in Money Fund/VA's best interests.

     The Rating  Organizations  currently  designated  as  nationally-recognized statistical  rating  organizations  by the  SEC are  Standard  &  Poor's  (a division of the McGraw-Hill Companies),  Moody's Investors Service, Inc., Fitch,
Inc. and Dominion Bond Rating Service Limited.  See Appendix A to this SAI for a description of the rating categories of the Rating Organizations.

     o Certificates of Deposit and Commercial Paper. Money Fund/VA may invest in certificates  of  deposit  of  up  to  $100,000  of  a  domestic  bank  if  such certificates of deposit are fully insured as to principal by the Federal Deposit
Insurance  Corporation.  For purposes of this section,  the term "bank" includes commercial banks,  savings banks, and savings and loan associations and the term
"foreign bank" includes  foreign branches of U.S. banks (issuers of "Eurodollar"
instruments),  U.S.  branches and agencies of foreign banks  (issuers of "Yankee dollar"  instruments) and foreign branches of foreign banks.  Money Fund/VA also may purchase obligations issued by other entities if they are: (i) guaranteed as to principal and interest by a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by Money Fund/VA, or (ii) subject to repurchase  agreements  (explained in the prospectus),  if the collateral for the agreement complies with Rule 2a-7.

     o Bank Loan Participation Agreements. Money Fund/VA may invest in bank loan participation  agreements,  although such  investments have not been a principal investment strategy. They provide that Fund with an undivided interest in a loan made by the issuing bank in the  proportion  that Fund's  interest  bears to the total principal amount of the loan. In evaluating the risk of these investments, that Fund looks to the  creditworthiness  of the  borrower  that is obligated to make principal and interest payments on the loan.

     o Time Deposits. Money Fund/VA may invest in fixed time deposits, which are non-negotiable  deposits  in a bank for a  specified  period of time at a stated
interest rate,  whether or not subject to withdrawal  penalties;  however,  such deposits which are subject to such  penalties,  other than deposits  maturing in less than seven days, are subject to the 10%  limitation  applicable to illiquid securities purchased by Money Fund/VA.

     o  Floating   Rate/Variable   Rate  Notes.  Money  Fund/VA  may  invest  in
instruments  with floating or variable  interest  rates.  The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury  Bill rate,  the rate of return on commercial paper or bank certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified interval of no less than one year.
Some  variable  rate or floating  rate  obligations  in which Money  Fund/VA may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to the principal amount thereof plus accrued interest at any time, or at specified  intervals not exceeding one year.  These notes may or may not be backed by bank  letters  of credit.  The  interest  rates on these  notes fluctuate from time to time. Generally, the changes in the interest rate on such securities  reduce the  fluctuation  in their market  value.  As interest  rates decrease or increase,  the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

     o Master Demand Notes.  Master demand notes are corporate  obligations that permit the investment of  fluctuating  amounts by Money Fund/VA at varying rates of interest pursuant to direct  arrangements  between Money Fund/VA,  as lender, and the  corporate  borrower  that  issues the note.  These notes  permit  daily changes in the amounts  borrowed.  Money  Fund/VA has the right to increase  the amount  under the note at any time up to the full  amount  provided  by the note agreement,  or to decrease  the amount.  The  borrower  may repay up to the full amount of the note at any time without penalty. It is not generally contemplated that  master  demand  notes  will be  traded  because  they are  direct  lending arrangements  between the lender and the borrower.  There is no secondary market for these notes,  although they are redeemable and thus immediately repayable by the borrower at face value,  plus accrued  interest,  at any time.  Accordingly, where these  obligations  are not  secured by letters of credit or other  credit support  arrangements,  Money  Fund/VA's  right to redeem is dependent  upon the ability of the borrower to pay principal  and interest on demand.  In evaluating the master demand  arrangements,  the Manager  considers the earning power, cash flow, and other liquidity ratios of the issuer.  If they are not rated by Rating
Organizations,  Money  Fund/VA  may  invest  in them  only if, at the time of an investment,  they are Eligible Securities. The Manager will continuously monitor the borrower's  financial  ability to meet all of its obligations  because Money
Fund/VA's  liquidity  might be  impaired  if the  borrower  were  unable  to pay principal  and interest on demand.  There is no limit on the amount of the Money
Fund/VA's  assets  that may be  invested  in  floating  rate and  variable  rate obligations. Floating rate or variable rate obligations which do not provide for recovery of principal and interest  within seven days' notice will be subject to the 10% limitation applicable to illiquid securities purchased by Money Fund/VA.

     Other Investment Restrictions. In addition to having a number of investment policies  and  restrictions  identified  in the  Prospectuses  or  elsewhere  as
"fundamental  policies," the Funds have other investment  restrictions  that are fundamental policies, described below.

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that the Funds  have  adopted to govern  its  investments  that can be changed  only by the vote of a  "majority"  of each  Fund's  outstanding  voting securities.  Under the Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

     o more than 50% of the outstanding shares.

     The Funds' (except Value Fund /VA)  investment  objectives are  fundamental policies.  Other  policies  described  in  the  Prospectuses  or  this  SAI  are
"fundamental"  only if they are identified as such. The Funds' Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates  to the  Prospectuses  or this SAI,  as  appropriate.  The  Funds'  most significant investment policies are described in the Prospectus.

     |X| Do the  Funds  Have  Additional  Fundamental  Policies?  The  following investment  restrictions  are  fundamental  policies of the Funds  (except Value
Fund/VA).

     o No Fund can buy securities  issued or guaranteed by any one issuer if (i)
more than 5% of its total assets would be invested in  securities of that issuer or (ii) it would then own more than 10% of that issuer's voting  securities,  or
(iii) it would  then own more  than 10% in  principal  amount  of that  issuer's outstanding debt  securities.  The restriction on debt securities does not apply to Strategic  Bond Fund/VA.  All of the  restrictions  apply only to 75% of each
Fund's total assets.  The limits do not apply to  securities  issued by the U.S.
government or any of its agencies or  instrumentalities,  or securities of other investment companies.

     o The Funds cannot make loans except (a) through lending of securities, (b)
through the purchase of debt  instruments or similar  evidences of indebtedness,
(c) through an interfund  lending program with other  affiliated  funds, and (d)
through repurchase agreements.

     o The Funds cannot concentrate  investments.  That means they cannot invest
25% or more of their total assets in companies in any one industry.  Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.  This policy does not limit investments by Money Fund/VA in obligations issued by banks.

     o The Funds  cannot buy or sell real estate or  interests  in real  estate.
However,  the Funds can  purchase  debt  securities  secured  by real  estate or interests  in real  estate,  or  issued  by  companies,  including  real  estate investment trusts, which invest in real estate or interests in real estate.

     o The Funds cannot  underwrite  securities of other companies.  A permitted exception is in case a Fund is deemed to be an underwriter  under the Securities
Act when reselling any securities held in its own portfolio.

     o The Funds cannot invest in commodities or commodity contracts, other than the hedging instruments  permitted by any of its other fundamental  policies. It does not matter  whether the hedging  instrument is considered to be a commodity or commodity contract.

     o The Funds cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of the Funds are designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing
money,   reverse  repurchase   agreements,   delayed-delivery   and  when-issued
arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     o The Funds  cannot  borrow money in excess of 33-1/3% of the value of that
Fund's  total  assets.  The Funds may borrow only from banks  and/or  affiliated investment  companies.  With respect to this fundamental  policy,  the Funds can borrow only if they  maintain a 300% ratio of assets to  borrowings at all times in the manner set forth in the Investment Company Act.

     The following  investment  restrictions  are fundamental  policies of Value
Fund/VA.

     o Value  Fund/VA  cannot  issue  senior  securities.  However,  it can make
payments  or  deposits  of  margin  in   connection   with  options  or  futures
transactions,  lend its portfolio securities,  enter into repurchase agreements, borrow  money and  pledge  its  assets  as  permitted  by its other  fundamental policies.  For  purposes of this  restriction,  the issuance of shares of common stock in multiple  classes or series,  the purchase or sale of options,  futures contracts and options on futures contracts,  forward commitments, and repurchase agreements entered into in accordance with Value Fund/VA's  investment policies, and the pledge,  mortgage or  hypothecation  of Value  Fund/VA's  assets are not deemed to be senior securities.

     o Value  Fund/VA  cannot  buy  securities  or other  instruments  issued or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of the Value Fund/VA's total assets.  The limit does not apply to securities issued  or  guaranteed  by  the  U.S.  government  or any  of  its  agencies  or instrumentalities or securities of other investment companies.

     o Value  Fund/VA  cannot  invest 25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o Value  Fund/VA  cannot  invest in  physical  commodities  or  commodities contracts.  However, the Fund can invest in hedging instruments permitted by any of its  other  investment  policies,  and  can  buy or  sell  options,  futures, securities or other  instruments  backed by, or the investment return from which is linked to, changes in the price of physical commodities,  commodity contracts or currencies.

     o Value  Fund/VA  cannot  invest  in real  estate or in  interests  in real estate. However, the Fund can purchase securities of issuers holding real estate or  interests in real estate  (including  securities  of real estate  investment trusts) if permitted by its other investment policies.

     o Value Fund/VA cannot underwrite  securities of other issuers. A permitted exception is in case it is deemed to be an underwriter  under the Securities Act in reselling its portfolio securities.

     o Value Fund/VA cannot make loans, except to the extent permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o Value Fund/VA may not borrow money,  except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     |X| Do the  Funds  Have Any  Restrictions  That Are Not  Fundamental?  Main
Street  Small Cap  Fund(R)/VA,  MidCap  Fund/VA  and Value  Fund/VA  have  other investment restrictions that are not fundamental policies, which means that they can be changed by the Board of Trustees without shareholder approval.

     o  Main  Street  Small  Cap  Fund(R)/VA  has  also  adopted  the  following non-fundamental  policy:  With  respect to the Main Street  Small Cap  Fund/VA's non-fundamental  policy to invest, under normal  circumstances,  at least 80% of its net assets (plus the amount of any borrowings used for investment  purposes)
in equity securities of "small-cap" issuers,  Main Street Small Cap Fund/VA will provide shareholders at least 60 days' prior notice of any change in such policy as required by the Investment Company Act.

     o MidCap  Fund/VA has also adopted the  following  non-fundamental  policy, effective April 30, 2006: Under normal market  conditions,  as a non-fundamental policy,  the  MidCap  Fund/VA  invests  at  least  80% of its net  assets  (plus borrowings for  investment  purposes) in equity  securities of growth  companies that have a market  capitalization  of  between  $2  billion  and $11.5  billion
(referred to as  "mid-cap"stocks).  MidCap Fund/VA's  non-fundamental  policy of investing  at  least  80% of its net  assets  in these  investments  will not be
changed  by  MidCap   Fund/VA's  Board  of  Trustees   without  first  providing
shareholders 60 days' written notice.

     o Value Fund/VA has also adopted the following  non-fundamental policy: The
Fund cannot invest in securities of other  investment  companies,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     Unless the  Prospectus  or this SAI states  that a  percentage  restriction applies on an ongoing  basis,  it  applies  only at the time the Funds  makes an investment  (except  in the  case  of  borrowing  and  investments  in  illiquid securities). The Funds need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

     For purposes of the Funds' policy not to  concentrate  its  investments  as described above, the Funds have adopted  classifications of industries and group of related industries. These classifications are not fundamental policies.

     Disclosure  of  Portfolio  Holdings.  The Funds have  adopted  policies and procedures  concerning the  dissemination  of information  about their portfolio holdings by employees, officers and/or directors of the Manager, Distributor and
Transfer   Agent.   These  policies  are  designed  to  assure  that  non-public information  about  portfolio  securities is  distributed  only for a legitimate business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that  information from being used in a way that could negatively  affect the Funds'  investment  program or enable third parties to use that information in a manner that is harmful to the Funds.

     o  Public  Disclosure.  Each of the  Fund's  portfolio  holdings  are  made publicly  available  no later than 60 days after the close of each of the Fund's fiscal quarters in the  semi-annual  and annual reports to  shareholders  and in their  Statements  of  Investments  on Form N-Q.  Those  documents  are publicly available at the SEC. In addition,  the top 20 month-end  holdings may be posted on the OppenheimerFunds'  website at  www.oppenheimerfunds.com  (select a Fund's name under the "View Fund Information  for:" menu) with a 15-day lag. A Fund may release  a more  restrictive  list of  holdings  (e.g.,  the top  five or top 10 portfolio  holdings) or may release no holdings if that is in the best interests of that Fund and its  shareholders.  Other  general  information  about a Fund's portfolio  investments,  such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

     Until  publicly  disclosed,  each  of the  Fund's  portfolio  holdings  are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders  with information about their Fund's  investments and providing portfolio information to a variety of third parties to assist with
the  management,   distribution  and  administrative   process,   the  need  for
transparency  must be  balanced  against  the risk that third  parties  who gain access to a Fund's  portfolio  holdings  information  could  attempt to use that information  to trade  ahead of or against  that Fund,  which  could  negatively affect the prices that Fund is able to obtain in portfolio  transactions  or the availability  of the  securities  that  portfolio  managers  are trading on that
Fund's behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers, and
directors,   shall  neither  solicit  nor  accept  any   compensation  or  other
consideration  (including  any  agreement to maintain  assets in the Funds or in other investment  companies or accounts managed by the Manager or any affiliated person  of the  Manager)  in  connection  with  the  disclosure  of  the  Funds'
non-public portfolio holdings.  The receipt of investment advisory fees or other fees and  compensation  paid to the  Manager  and its  subsidiaries  pursuant to agreements approved by the Funds' Board shall not be deemed to be "compensation"
or "consideration"  for these purposes.  It is a violation of the Code of Ethics for any  covered  person to  release  holdings  in  contravention  of  portfolio holdings disclosure policies and procedures adopted by the Funds.

     A list of the top 20  portfolio  securities  holdings  (based  on  invested assets),  listed by  security  or by issuer,  as of the end of each month may be disclosed to third parties  (subject to the procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of a Fund's complete  portfolio holdings may be disclosed no sooner than 30-days after the relevant  month-end,  subject to the procedures  below.  If the Funds'
complete  portfolio  holdings  have not  been  disclosed  publicly,  they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

     o The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

     o Senior  officers  (a Senior  Vice  President  or above) in the  Manager's
Portfolio and Legal  departments must approve the completed  request for release of Fund portfolio holdings; and

     o The  third-party  recipient  must sign the Manager's  portfolio  holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly  available  regarding a Fund's  holdings  confidential  and agreeing not to trade directly or indirectly based on the information.

     An exception may be made to provide  portfolio  holdings  information  on a
more  current   basis  to  insurance   company   sponsors  that  have  signed  a
Participation  Agreement with, and offer series of, Oppenheimer Variable Account
Funds or Panorama Series Fund, Inc. to their separate account contract  holders, if such insurance companies require such portfolio holdings  information for the preparation  of  reports  to their  contract  holders,  and  have  contractually undertaken to keep such information confidential. Additionally, such information may be made  available  to new  insurance  company  sponsors  that  first sign a confidentiality  agreement in  connection  with  evaluating  offering such funds under their separate accounts.

     The Funds'  complete  portfolio  holdings  positions may be released to the following  categories of entities or individuals  on an ongoing basis,  provided that such entity or  individual  either (1) has signed an agreement to keep such information  confidential  and not trade on the basis of such information or (2)
is subject to fiduciary  obligations,  as a member of the Funds' Board, or as an employee,  officer  and/or  director of the  Manager,  Distributor,  or Transfer
Agent,  or their  respective  legal  counsel,  not to disclose such  information except in conformity  with these  policies and  procedures  and not to trade for his/her personal account on the basis of such information:

     o Employees of the Funds' Manager,  Distributor and Transfer Agent who need to have access to such  information  (as  determined by senior  officers of such entity),

     o The Funds' independent registered public accounting firm,

     o Members of the Funds' Board and the Board's legal counsel,

     o The Funds' custodian bank,

     o A proxy voting service designated by the Funds and their Board,

     o Rating/ranking organizations (such as Lipper and Morningstar),

     o Insurance  companies  having  separate  accounts  invested in Oppenheimer
Variable Account Funds or Panorama Series Fund, Inc. (to prepare their financial statements or analysis),

     o Portfolio  pricing services  retained by the Manager to provide portfolio security prices, and

     o Dealers, to obtain bids (price quotations if securities are not priced by the Funds' regular pricing services).

     Portfolio holdings information of the Funds may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Funds  trade  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding the Funds' portfolio,  provided that there is a legitimate  investment reason for  providing  the  information  to the broker,  dealer or other entity.
Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research information and/or analytics to the Funds, with at least a 15-day delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1-2 day lag to facilitate the provision of requested  investment  information  to the Manager to facilitate a particular trade or the portfolio  manager's  investment  process for the Funds.  Any third party  receiving  such  information  must  first  sign the  Manager's  portfolio
holdings   non-disclosure   agreement  as  a  pre-condition  to  receiving  this
information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the members of the Manager's  Security Valuation
Group and Accounting  Departments in connection with portfolio  pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and sales)

     o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Funds' regular pricing services)

     o Dealers to obtain price  quotations where the Funds are not identified as the owner.

     Portfolio  holdings  information  (which may  include  information  on each
Fund's  entire  portfolio or individual  securities  therein) may be provided by senior  officers of the Manager or  attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action  matters  where a Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

     o Response to  regulatory  requests  for  information  (the SEC,  Financial
Industry Regulatory Authority  ("FINRA"),  state securities  regulators,  and/or foreign  securities  authorities,  including  without  limitation  requests  for information in inspections or for position reporting purposes),

     o To potential  sub-advisers  of  portfolios  (pursuant to  confidentiality agreements),

     o To consultants for retirement plans for plan  sponsors/discussions at due diligence  meetings  (pursuant  to  confidentiality  agreements),  o  Investment bankers in  connection  with merger  discussions  (pursuant  to  confidentiality agreements).

     Portfolio  managers and analysts may, subject to the Manager's  policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with  clients  or  prospective  purchasers  of Fund  shares  or their  financial intermediary representatives.

     The  shareholders  of Global  Securities  Fund/VA,  Main Street Fund/VA and
Strategic  Bond  Fund/VA may,  under  unusual  circumstances  (such as a lack of liquidity  in a  Fund's  portfolio  to  meet  redemptions),  receive  redemption proceeds of their Fund shares  paid as pro rata shares of  securities  held in a
Fund's  portfolio.  In such  circumstances,  disclosure  of a  Fund's  portfolio holdings may be made to such shareholders.

     Any  permitted   release  of  otherwise   non-public   portfolio   holdings
information  must be in  accordance  with  the  Funds'  then-current  policy  on approved methods for communicating  confidential information,  including but not limited to the Funds' policies as to use of secure e-mail technology.

     The Chief  Compliance  Officer  (the  "CCO") of the Funds and the  Manager,
Distributor,  and Transfer  Agent shall  oversee the  compliance by the Manager,
Distributor,  Transfer  Agent,  and their  personnel  with  these  policies  and procedures.  At least annually, the CCO shall report to the Funds' Board on such compliance  oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year  pursuant to these  policies.  The CCO shall report to the Funds' Board any
material   violation   of  these   policies  and   procedures   and  shall  make
recommendations  to the Board as to any  amendments  that the CCO  believes  are necessary and desirable to carry out or improve these policies and procedures.

     The Manager and/or the Funds have entered into ongoing arrangements to make available  information about the Funds' portfolio  holdings.  One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                            Fortis Securities                    Nomura Securities
ABN AMRO                                  Fox-Pitt, Kelton                     Oppenheimer & Co.
AG Edwards                                Friedman, Billing, Ramsey            Oscar Gruss
Allen & Co                            Gabelli                              OTA
American Technology Research              Garp Research                        Pacific Crest Securities
Auerbach Grayson                          Gartner                              Piper Jaffray Inc.
Avondale                                  George K Baum & Co.              Portales Partners
Banc of America Securities                Goldman Sachs                        Punk Ziegel & Co
Barra                                     Howard Weil                          Raymond James
BB&T                                  HSBC                                 RBC
Bear Stearns                              ISI Group                            Reuters
Belle Haven                               ITG                                  RiskMetrics/ISS
Bloomberg                                 Janco                                Robert W. Baird
BMO Capital Markets                       Janney Montgomery                    Roosevelt & Cross
BNP Paribas                               Jefferies                            Russell
Brean Murray                              JMP Securities                       Sandler O'Neil
Brown Brothers                            JNK Securities                       Sanford C. Bernstein
Buckingham Research Group                 Johnson Rice & Co                Scotia Capital Markets
Canaccord Adams                           JP Morgan Securities                 Sidoti
Caris & Co.                           Kaufman Brothers                     Simmons
CIBC World Markets                        Keefe, Bruyette & Woods          Sander Morris Harris
Citigroup Global Markets                  Keijser Securities                   Societe Generale
CJS Securities                            Kempen & Co. USA Inc.            Soleil Securities Group
Cleveland Research                        Kepler Equities/Julius Baer Sec      Standard & Poors
Cogent                                    KeyBanc Capital Markets              Stanford Group
Collins Stewart                           Lazard Freres & Co               State Street Bank
Cowen & Company                       Leerink Swan                         Stephens, Inc.
Craig-Hallum Capital Group LLC            Lehman Brothers                      Stifel Nicolaus
Credit Agricole Cheuvreux N.A. Inc.       Loop Capital Markets                 Stone & Youngberg
Credit Suisse                             Louise Yamada Tech Research          Strategas Research
Daiwa Securities                          MainFirst Bank AG                    Sungard
Davy                                      Makinson Cowell US Ltd               Suntrust Robinson Humphrey
Deutsche Bank Securities                  McAdmas Wright                       SWS Group
Dougherty Markets                         Merrill Lynch                        Think Equity Partners
Dowling                                   Miller Tabak                         Thomas Weisel Partners
Empirical Research                        Mizuho Securities                    Thomson Financial
Enskilda Securities                       Moodys Research                      UBS
Exane BNP Paribas                         Morgan Stanley                       Wachovia Securities
Factset                                   Natexis Bleichroeder                 Wedbush
Fidelity Capital Markets                  Ned Davis Research Group             Weeden
First Albany                              Needham & Co                     William Blair
Fixed Income Securities

How the Funds Are Managed

     Organization and History. Each Fund is an investment portfolio, or "series"
of Oppenheimer  Variable  Account Funds (the "Trust"),  a multi-series  open-end diversified  management investment company organized as a Massachusetts business trust that presently  includes 11 series.  Money Fund/VA,  Core Bond Fund/VA and
Capital  Appreciation  Fund/VA were all organized in 1983,  High Income Fund/VA,
MidCap  Fund/VA  and  Balanced  Fund/VA,  were all  organized  in  1986,  Global
Securities  Fund/VA was organized in 1990,  Strategic Bond Fund/VA was organized in 1993,  Main Street  Fund(R)/VA  was organized in 1995,  Main Street Small Cap
Fund(R)/VA  was organized in 1998 and Value Fund/ VA was organized in 2002.  The suffix "VA" was added to each  Fund's  name on May 1, 1999.  Prior to that date,
Oppenheimer  Capital  Appreciation  Fund/VA was named "Oppenheimer Growth Fund,"
and Oppenheimer Main Street(R)Growth & Income Fund/VA was named "Oppenheimer
Growth &  Income Fund." Prior to May 1, 2001,  Oppenheimer Main Street Small
Cap Fund(R)/VA was named "Oppenheimer Small Cap Growth Fund/VA." Prior to May 1,
2003,   Oppenheimer  Main  Street   Fund(R)/VA  was  named   "Oppenheimer   Main
Street(R)Growth  &  Income  Fund/VA."  Prior to April 29, 2004,  Oppenheimer
Balanced Fund/VA was named "Oppenheimer  Multiple Strategies  Fund/VA." Prior to
April 29,  2005,  Oppenheimer  Core Bond  Fund/VA  was named  "Oppenheimer  Bond
Fund/VA."  Prior to  April  30,  2006,  Oppenheimer  MidCap  Fund/VA  was  named
"Oppenheimer  Aggressive Growth Fund/VA", and prior to May 1, 1998 that Fund was named  "Oppenheimer  Capital  Appreciation  Fund." All  references to the Funds'
Board of Trustees and Officers refer to the Trustees and Officers, respectively, of Oppenheimer Variable Account Funds.

     |X|  Shareholders.  Insurance  companies  that hold  shares of the Funds in their separate accounts for the benefit of their customers'  variable annuities, variable life insurance  policies and other  investment  products are the record holders and the owners of shares of beneficial  interest in the Funds. The right of  those  customers  of the  insurance  companies  to  give  directions  to the insurance  company for the purchase or redemption of shares is determined  under the contract  between the  customer and the  insurance  company.  The  insurance companies,  and not their customers, are "shareholders" of the Funds. The rights of those  insurance  companies as record  holders and owners of shares of a Fund are different from the rights of their  customers.  These customers are indirect owners for all purposes except for those rights reserved by insurance  companies in the insurance contract, or as permitted by the SEC. The term "shareholder" in this SAI  refers to the  indirect  or  underlying  owner of  shares  held in the account, and not to the insurance companies.

     |X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Funds currently have four classes of shares authorized. All Funds offer a class  of  shares  with no name  designation  referred  to in this SAI and the
Prospectus  as  "non-service  shares." As of September 15, 2006 all Funds except
Money Fund/VA also offer a service share class,  subject to a  Distribution  and
Service  Plan.  Money  Fund/VA  currently  only offers the class of  non-service shares.  Global Securities  Fund/VA and High Income Fund/VA offer two additional share  classes,  referred  to in this SAI  "Class 3" and  "Class  4",  which are subject to a  redemption  fee.  In  addition,  Class 4 shares  are  subject to a
Distribution and Service Plan. Each class of shares:

     o has its own dividends and distributions,

     o pays certain expenses which may be different for the different classes,

     o will generally have a different net asset value,

     o will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

     Each  share  of each  class  has one  vote at  shareholder  meetings,  with fractional  shares  voting  proportionally,  on matters  submitted  to a vote of shareholders.  Each  share  of a  Fund  represents  an  interest  in  each  Fund proportionately  equal to the  interest of each other share of the same class of that Fund.

     |X| Meetings of Shareholders.  The Trust is a Massachusetts business Trust.
The Funds are not  required  to hold,  and do not plan to hold,  regular  annual meetings of shareholders, but may hold shareholder meetings from time to time on important  matters or when  required to do so by the  Investment  Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing  of  two-thirds  of the  outstanding  shares of the  Funds,  to remove a
Trustee or to take other action described in the Trust's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Funds' shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of a Fund  valued at  $25,000  or more or  constituting  at least 1% of a
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     |X| Shareholder  and Trustee  Liability.  The Trust's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Trust's  obligations.  It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Trust shall assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Trust and shall  satisfy any  judgment on that claim.
Massachusetts  law permits a shareholder of a business trust (such as the Trust)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Trust is limited to the  relatively  remote circumstances in which the Trust would be unable to meet its obligations.

     The Trust's  contractual  arrangements state that any person doing business with the Trust (and each  shareholder of the Fund) agrees under its  Declaration of Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any dealings with the Funds.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees  and  Oversight  Committees.  The Funds are governed by a
Board  of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders under Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Funds' activities,  review their performance, and review the actions of the Manager.

     The Board of Trustees  has an Audit  Committee,  a Review  Committee  and a
Governance Committee. Each committee is comprised solely of Trustees who are not
"interested   persons"  under  the  Investment  Company  Act  (the  "Independent
Trustees").  The members of the Audit Committee are George C. Bowen  (Chairman),
Edward  L.Cameron,  Robert J.  Malone  and F.  William  Marshall,  Jr. The Audit
Committee held 6 meetings during the Funds' fiscal year ended December 31, 2007.
The Audit  Committee  furnishes  the Board with  recommendations  regarding  the selection of the Funds'  independent  registered  public  accounting  firm (also referred to as the  "independent  Auditors").  Other main functions of the Audit
Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i)  reviewing the scope and results of financial  statement  audits and the audit fees charged;  (ii) reviewing reports from the Funds' independent Auditors
regarding  the  Funds'  internal  accounting  procedures  and  controls;   (iii)
reviewing reports from the Manager's  Internal Audit Department;  (iv) reviewing certain  reports from and meet  periodically  with the Funds'  Chief  Compliance
Officer;  (v)  maintaining a separate line of  communication  between the Funds'
independent   Auditors  and  the  Independent   Trustees;   (vi)  reviewing  the
independence of the Funds'  independent  Auditors;  and (vii)  pre-approving the provision of any audit or non-audit services by the Funds' independent Auditors, including tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Funds, the Manager and certain affiliates of the Manager.

     The Review  Committee  is comprised  solely of  Independent  Trustees.  The members of the Review Committee are Sam Freedman  (Chairman),  Jon S. Fossel and
Beverly L.  Hamilton.  The Review  Committee  held 6 meetings  during the Funds'
fiscal year ended  December 31, 2007.  Among other  duties,  as set forth in the
Review   Committee's   Charter,   the  Review   Committee   reports   and  makes
recommendations  to the Board  concerning  the fees paid to the Funds'  transfer agent and the Manager  and the  services  provided to the Funds by the  transfer agent and the  Manager.  The Review  Committee  also reviews the adequacy of the
Funds'  Codes  of  Ethics,  the  Funds'  investment  performance  as well as the policies  and  procedures  adopted  by the Funds to comply  with the  Investment
Company Act and other applicable law.

     The Governance Committee is comprised solely of Independent  Trustees.  The members of the  Governance  Committee are Robert J. Malone  (Chairman),  William
Armstrong,  Edward L. Cameron,  Beverly L. Hamilton and F. William Marshall, Jr.
The  Governance  Committee  held 6 meetings  during the Funds' fiscal year ended
December 31, 2007. The Governance  Committee has adopted a charter setting forth its duties and  responsibilities.  Among other duties, the Governance  Committee reviews and  oversees  the Funds'  governance  guidelines,  the  adequacy of the
Funds' Code of Ethics and the  nomination  of  Trustees,  including  Independent
Trustees.  The  Governance  Committee  has  adopted  a process  for  shareholder submission  of nominees for board  positions.  Shareholders  may submit names of individuals,  accompanied by complete and properly  supported  resumes,  for the
Governance  Committee's   consideration  by  mailing  such  information  to  the
Governance Committee in care of the Funds. The Governance Committee may consider such  persons  at such  time as it  meets to  consider  possible  nominees.  The
Governance  Committee,  however,  reserves sole  discretion  to determine  which candidates for Trustees and Independent  Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by
Shareholders.  The Governance  Committee may, but need not,  consider the advice and  recommendation of the Manager and/or its affiliates in selecting  nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

     Shareholders  who  desire  to  communicate  with the Board  should  address correspondence  to the Board or an individual  Board member and may submit their correspondence  electronically  at  www.oppenheimerfunds.com  under the  caption
"contact us" or by mail to the Funds at the address below.

     Trustees  and  Officers of the Funds.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also  trustees or directors of the following  Oppenheimer/Centennial  funds (referred to as "Board
II Funds"):

Oppenheimer Capital Income Fund                        Oppenheimer Principal Protected Trust
Oppenheimer Cash Reserves                              Oppenheimer Principal Protected Trust II
Oppenheimer Champion Income Fund                       Oppenheimer Principal Protected Trust III
Oppenheimer Commodity Strategy Total Return Fund       Oppenheimer Senior Floating Rate Fund
Oppenheimer Equity Fund, Inc.                          Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                            Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund                    Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.                    Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund               Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                 Centennial Money Market Trust
Oppenheimer Master Loan Fund, LLC
Oppenheimer Municipal Fund                             Centennial New York Tax Exempt Trust
Oppenheimer Portfolio Series Fixed
      Income Active Allocation Fund                    Centennial Tax Exempt Trust

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Funds,  the Manager and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase  Class A shares of other  Oppenheimer  funds at net asset value without sales  charge.  The sales  charge on Class A shares  is  waived  for that  group because of the reduced sales  efforts  realized by the  Distributor.  Present or former  officers,  directors,  trustees and employees (and their eligible family members) of the Funds,  the Manager and its  affiliates,  its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such  individuals,  are also  permitted to purchase Class Y shares of other Oppenheimer funds that offer Class Y shares.

     Messrs.  Baylin, Bhaman,  Bomfim, Caan, Ferreira,  Gillespie,  Gord, Leavy,
Manioudakis,  Monoyios, Murphy, Royce, Petersen,  Reinganum,  Steinmetz, Swaney,
Szilagyi,  Vandehey,  Weiss, Wixted, Zack and Zavanelli and Mss. Bloomberg, Ives
and Wolf, who are officers of the Funds,  hold the same offices with one or more of the other Board II Funds.  As of March 31, 2008 the  Trustees and officers of the Funds, as a group, owned of record or beneficially less than 1% of any class of shares of the Funds.  The foregoing  statement does not reflect  ownership of shares held of record by an employee  benefit plan for employees of the Manager, other than the shares  beneficially owned under that plan by the officers of the
Board II Funds. In addition,  none of the Independent Trustees (nor any of their immediate  family  members)  owns  securities  of  either  the  Manager  or  the
Distributor or of any entity directly or indirectly  controlling,  controlled by or under  common  control  with the Manager or the  Distributor  of the Board II
Funds.

     Biographical  Information.  The Trustees and officers, their positions with the Funds, length of service in such position(s),  and principal occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial share ownership in the Funds and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term, or until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------------------
                                                         Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
------------------------------ -------------------------------------------------------------------- ------------------ -------------
Name, Position(s) with the     Principal Occupation(s) During the Past 5 Years; Other                Dollar Range of      Aggregate
                                                                                                                        Dollar Range
                                                                                                                          of Shares
                                                                                                         Shares         Beneficially
                                                                                                      Beneficially      Owned in All
                               Trusteeships/Directorships Held; Number of Portfolios in the Fund      Owned in the       Supervised
Trust, Length of Service, Age  Complex Currently Overseen                                                 Trust             Funds
------------------------------ -------------------------------------------------------------------- ------------------ -------------
------------------------------ -------------------------------------------------------------------- --------------------------------
                                                                                                       As of December 31, 2007
------------------------------ -------------------------------------------------------------------- --------------------------------
------------------------------ -------------------------------------------------------------------- ------------------ -------------
William L. Armstrong,          President, Colorado Christian University (since 2006); Chairman,     None               Over $100,000
Chairman of the Board of       Cherry Creek Mortgage Company (since 1991), Chairman, Centennial
Trustees since 2003, Trustee   State Mortgage Company (since 1994), Chairman, The El Paso
since 1999                     Mortgage Company (since 1993); Chairman, Ambassador Media
Age: 71                        Corporation (since 1984); Chairman, Broadway Ventures (since
                               1984); Director of Helmerich & Payne, Inc. (oil and gas
                               drilling/production company) (since 1992), Campus Crusade for
                               Christ (non-profit) (since 1991); Former Director, The Lynde and
                               Harry Bradley Foundation, Inc. (non-profit organization)
                               (2002-2006); former Chairman of: Transland Financial Services,
                               Inc. (private mortgage banking company) (1997-2003), Great
                               Frontier Insurance (1995-2000), Frontier Real Estate, Inc.
                               (residential real estate brokerage) (1994-2000) and Frontier Title
                               (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage
                               Technology Corporation (computer equipment company) (1991-2003)
                               and International Family Entertainment (television channel)
                               (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 39
                               portfolios in the OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ -------------
------------------------------ -------------------------------------------------------------------- ------------------ -------------
George C. Bowen,               Assistant Secretary and Director of Centennial Asset Management      None               Over $100,000
Trustee since 1999             Corporation (December 1991-April 1999); President, Treasurer and
Age: 71                        Director of Centennial Capital Corporation (June 1989-April 1999);
                               Chief Executive Officer and Director of MultiSource Services, Inc.
                               (March 1996-April 1999); Mr. Bowen held several positions with the
                               Manager and with subsidiary or affiliated companies of the Manager
                               (September 1987-April 1999). Oversees 39 portfolios in the
                               OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ -------------
------------------------------ -------------------------------------------------------------------- ------------------ -------------
Edward L. Cameron,             Member of The Life Guard of Mount Vernon (George Washington          None               Over $100,000
Trustee since 1999             historical site) (June 2000 - June 2006); Partner of
Age: 69                        PricewaterhouseCoopers LLP (accounting firm) (July 1974-June
                               1999); Chairman of Price Waterhouse LLP Global Investment
                               Management Industry Services Group (financial services firm) (July
                               1994-June 1998). Oversees 39 portfolios in the OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ -------------
------------------------------ -------------------------------------------------------------------- ------------------ -------------
Jon S. Fossel,                 Director of UNUMProvident (insurance company) (since June 2002);     None               Over $100,000
Trustee since 1990             Director of Northwestern Energy Corp. (public utility corporation)
Age: 66                        (since November 2004); Director of P.R. Pharmaceuticals (October
                               1999-October 2003); Director of Rocky Mountain Elk Foundation
                               (non-profit organization) (February 1998-February 2003 and
                               February 2005-February 2007); Chairman and Director (until October
                               1996) and President and Chief Executive Officer (until October
                               1995) of the Manager; President, Chief Executive Officer and
                               Director of the following: Oppenheimer Acquisition Corp. ("OAC")
                               (parent holding company of the Manager), Shareholders Services,
                               Inc. and Shareholder Financial Services, Inc. (until October
                               1995). Oversees 39 portfolios in the OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ -------------
------------------------------ -------------------------------------------------------------------- ------------------ -------------
Sam Freedman,                  Director of Colorado UpLIFT (charitable organization) (since         None               Over $100,000
Trustee since 1996             September 1984). Mr. Freedman held several positions with the
Age: 67                        Manager and with subsidiary or affiliated companies of the Manager
                               (until October 1994). Oversees 39 portfolios in the
                               OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ -------------
------------------------------ -------------------------------------------------------------------- ------------------ -------------
Beverly L. Hamilton,           Trustee of Monterey Institute for International Studies              None               None
Trustee since 2002             (educational organization) (since February 2000); Board Member of
Age: 61                        Middlebury College (educational organization) (since December
                               2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005)
                               and Chairman of Trustees (2006-2007) of the Community Hospital of
                               Monterey Peninsula; Director (October 1991-2005) and Vice Chairman
                               (since 2006) of American Funds' Emerging Markets Growth Fund, Inc.
                               (mutual fund); President of ARCO Investment Management Company
                               (February 1991-April 2000); Member of the investment committees of
                               The Rockefeller Foundation (2001-2006) and The University of
                               Michigan (since 2000); Advisor at Credit Suisse First Boston's
                               Sprout venture capital unit (venture capital fund) (1994-January
                               2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund
                               (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 39 portfolios in the OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ -------------
------------------------------ -------------------------------------------------------------------- ------------------ -------------
Robert J. Malone,              Director of Jones Knowledge, Inc. (since 2006); Director of Jones    None               Over $100,000
Trustee since 2002             International University (educational organization) (since August
Age: 63                        2005); Chairman, Chief Executive Officer and Director of Steele
                               Street Bank & Trust (commercial banking) (since August 2003);
                               Director of Colorado UpLIFT (charitable organization) (since
                               1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado
                               (subsidiary of U.S. Bancorp and formerly Colorado National Bank)
                               (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge,
                               Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil
                               and gas exploration) (1997-February 2004). Oversees 39 portfolios in the OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ -------------
------------------------------ -------------------------------------------------------------------- ------------------ -------------
F. William Marshall, Jr.,      Trustee of MassMutual Select Funds (formerly MassMutual              None               Over $100,000
Trustee since 2000             Institutional Funds) (investment company) (since 1996) and MML
Age: 65                        Series Investment Fund (investment company) (since 1996); Trustee of Worcester Polytech Institute (since 1985); Chairman (since
                               1994) of the Investment Committee of the Worcester Polytech
                               Institute (private university); President and Treasurer of the SIS
                               Funds (private charitable fund) (since January 1999); Chairman of
                               SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                               (January 1999-July 1999); and Executive Vice President of Peoples
                               Heritage Financial Group, Inc. (commercial bank) (January
                               1999-July 1999). Oversees 41 portfolios in the OppenheimerFunds complex.*
------------------------------ -------------------------------------------------------------------- ------------------ -------------

     * Includes two open-end investment  companies:  MassMutual Select Funds and
MML Series  Investment  Fund. In accordance with the  instructions  for SEC Form
N-1A, for purposes of this section only,  MassMutual Select Funds and MML Series
Investment  Fund are  included  in the  "Fund  Complex."  The  Manager  does not consider  MassMutual  Select Funds and MML Series  Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

     Mr. Murphy is an  "Interested  Trustee"  because he is affiliated  with the
Manager by virtue of his  positions  as an officer and  director of the Manager, and as a  shareholder  of its parent  company.  The address of Mr. Murphy is Two
World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York, New York
10281-1008.  Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation,  retirement,  death or  removal.  He  serves as an  officer  for an indefinite  term,  which would end: (a) upon the request of the Board, (b) if he is no longer an officer of the Manager,  (c) if a material  change in his duties occurs that are  inconsistent  with a position as officer the Fund,  or (d) upon his  resignation,  retirement,  or death. Mr. Murphy was elected as a Trustee of the  Funds  with the  understanding  that in the event he ceases to be the chief executive  officer of the Manager,  he will resign as a Trustee of the Funds and the other Board II Funds for which he is a director or trustee.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
Name, Position(s) Held with    Principal Occupation(s) During the Past 5 Years;            Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                           of Shares       Beneficially
                                                                                           Beneficially    Owned in
the Trust, Length of           Other Trusteeships/Directorships Held; Number of            Owned in the    All supervised
Service, Age                   Portfolios in the Fund Complex Currently Overseen           Trust           Funds
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2007
------------------------------ ----------------------------------------------------------- --------------------------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
John V. Murphy,                Chairman, Chief Executive Officer and Director of the       None            Over $100,000
Trustee, President and         Manager (since June 2001); President of the Manager
Principal Executive Officer    (September 2000-February 2007); President and director or
since 2001                     trustee of other Oppenheimer funds; President and
Age: 58                        Director of Oppenheimer Acquisition Corp. ("OAC") (the
                               Manager's parent holding company) and of Oppenheimer
                               Partnership Holdings, Inc. (holding company subsidiary of
                               the Manager) (since July 2001); Director of
                               OppenheimerFunds Distributor, Inc. (subsidiary of the
                               Manager) (November 2001-December 2006); Chairman and
                               Director of Shareholder Services, Inc. and of Shareholder
                               Financial Services, Inc. (transfer agent subsidiaries of
                               the Manager) (since July 2001); President and Director of
                               OppenheimerFunds Legacy Program (charitable trust program
                               established by the Manager) (since July 2001); Director
                               of the following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management, Inc.,
                               Centennial Asset Management Corporation, Trinity
                               Investment Management Corporation and Tremont Capital
                               Management, Inc. (since November 2001), HarbourView Asset
                               Management Corporation and OFI Private Investments, Inc.
                               (since July 2001); President (since November 2001) and
                               Director (since July 2001) of Oppenheimer Real Asset
                               Management, Inc.; Executive Vice President of
                               Massachusetts Mutual Life Insurance Company (OAC's parent
                               company) (since February 1997); Director of DLB
                               Acquisition Corporation (holding company parent of Babson
                               Capital Management LLC) (since June 1995); Chairman
                               (since October 2007) and Member of the Investment Company
                               Institute's Board of Governors (since October 2003).
                               Oversees 106 portfolios in the OppenheimerFunds complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------

     The  addresses  of the  officers  in the chart  below are as  follows:  for
Messrs.  Baylin,  Bhaman,  Bomfim,  Caan,  Ferreira,   Gillespie,  Gord,  Leavy,
Manioudakis,  Monoyios, Royce, Reinganum,  Steinmetz, Swaney, Zack and Zavanelli
and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New
York 10281-1008, for Messrs. Petersen,  Szilagyi, Vandehey, Weiss and Wixted and
Mss. Ives and Wolf, 6803 S. Tucson Way, Centennial,  Colorado  80112-3924.  Each
officer  serves  for an  indefinite  term  or  until  his  or  her  resignation, retirement death or removal.

---------------------------------------------------------------------------------------------------------------------------------
                                                  Other Officers of the Trust
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Name, Position(s) Held with      Principal Occupation(s) During Past 5 Years
the Trust, Length of Service,
Age
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Marc L. Baylin,                  Vice President of the Manager and has been a member of the Manager's Growth Equity Investment
Vice President and Portfolio     Team since September 2005. He was Managing Director and Lead Portfolio Manager at JP Morgan
Manager since 2005               Fleming Investment Management from June 2002 to August 2005 and was a Vice President of T.
Age: 40                          Rowe Price, where he was an analyst from June 1993 and a portfolio manager from March 1999 to
                                 June 2002.  A portfolio manager and officer of 3 portfolios in the OppenheimerFunds complex.
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Rajeev Bhaman,                   Senior Vice President of the Manager since May 2006; Vice President of the Manager from
Senior Vice President since      January 1997 to May 2006. A portfolio manager and officer of 2 portfolios in the
2006 and Portfolio Manager       OppenheimerFunds complex.
since 2004
Age:  44
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Antulio Bomfim,                  Vice President of the Manager since October 2003; Senior Economist at the Board of Governors
Vice President and Portfolio     of the Federal Reserve System from June 1992 to October 2003. A portfolio manager and officer
Manager                          of 12 portfolios in the OppenheimerFunds complex.
since 2003
Age: 41
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Geoffrey Caan,                   Vice President of the Manager since August 2003; Vice President of ABN AMRO NA, Inc. (June
Vice President and Portfolio     2002-August 2003); Vice President of Zurich Scudder Investments (January 1999-June 2002). A
Manager                          portfolio manager and officer of 12 portfolios in the OppenheimerFunds complex.
since 2003
Age: 39
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Emmanuel Ferreira,               Vice President of the Manager since January 2003; Portfolio Manager at Lashire Investments
Vice President and Portfolio     (July 1999-December 2002). A portfolio manager and officer of 3 portfolios in the
Manager                          OppenheimerFunds complex.
since 2003
Age: 40
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Benjamin J. Gord,                Vice President of the Manager (since April 2002), of HarbourView Asset Management Corporation
Vice President and Portfolio     (since April 2002) and of OFI Institutional Asset Management, Inc. (as of June 2002);
Manager                          Executive Director and senior fixed income analyst at Miller Anderson & Sherrerd, a division
since 2003                       of Morgan Stanley Investment Management (April 1992-March 2002). A portfolio manager and
Age: 45                          officer of 12 portfolios in the OppenheimerFunds complex.
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Christopher Leavy,               Director of Equities (since January 2007) and Senior Vice President of the Manager (since
Senior Vice President and        September 2000); portfolio manager of Morgan Stanley Dean Witter Investment Management
Portfolio Manager                (1997-September 2000). A portfolio manager and officer of 15 portfolios in the
since 2002                       OppenheimerFunds complex.
Age: 37
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Angelo Manioudakis,              Senior Vice President of the Manager (since April 2002), of HarbourView Asset Management
Vice President and Portfolio     Corporation (since April, 2002) and of OFI Institutional Asset Management, Inc. (since June
Manager                          2002); Vice President of Oppenheimer Real Asset Management, Inc. (since November 2006);
since 2002                       Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan
Age: 41                          Stanley Investment Management (August 1993-April 2002). A portfolio manager and officer of 15 portfolios in the OppenheimerFunds complex.
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Nikolaos D. Monoyios,            Senior Vice President of the Manager since October 2003; a Chartered Financial Analyst.
Vice President and Portfolio     Formerly Vice President of the Manager (April 1998-September 2003). A portfolio manager and
Manager                          officer of 6 portfolios in the OppenheimerFunds complex.
since 1999
Age: 58
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Richard Royce,                   Vice President of the Manager since 2007; Vice President, co-portfolio manager and technology
Vice President and Portfolio     and media analyst at JP Morgan Asset Management from November 1998 to April 2007; Prior to
Manager                          November 1998, an investment analyst at Mark Asset Management. A portfolio manager and officer
since 2007                       of 2 portfolios in the OppenheimerFunds complex.
Age: 42
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Dr. Marc Reinganum,              Vice President of the Manager and Director of Quantitative Research and Portfolio Strategist
Vice President and Portfolio     for Equities since 2002; the Mary Jo Vaughn Rauscher Chair in Financial Investments at
Manager                          Southern Methodist University from 1995 to 2002. At Southern Methodist University he also
since 2003                       served as the Director of the Finance Institute, Chairman of the Finance Department, President
Age: 54                          of the Faculty at the Cox School of Business and member of the Board of Trustee Investment
                                 Committee. A portfolio manager and officer of 3 portfolios in the OppenheimerFunds complex.
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Arthur P. Steinmetz,             Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management
Senior Vice President and        Corporation (since March 2000). A portfolio manager and officer of 4 portfolios in the
Portfolio Manager                OppenheimerFunds complex.
since 1993
Age: 49
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Thomas Swaney                    Vice President of the Manager (since April 2006); senior analyst, high grade investment team
Vice President and Portfolio     (June 2002-March 2006); senior fixed income analyst at Miller Anderson & Sherrerd, a division
Manager since 2003               of Morgan Stanley Investment Management (May 1998-May 2002). A portfolio manager and officer
Age: 35                          of 12 portfolios in the OppenheimerFunds complex.

-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Barry D. Weiss,                  Vice President of the Manager (since July 2001) and of HarbourView Asset Management
Vice President and Portfolio     Corporation (since June 2003); Assistant Vice President and Senior Credit Analyst of the
Manager                          Manager (February 2000-June 2001). A portfolio manager and officer of 5 portfolios in the
since 2001                       OppenheimerFunds complex
Age: 43
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Carol E. Wolf,                   Senior Vice President of the Manager (since June 2000) and of HarbourView Asset Management
Senior Vice President and        Corporation (since June 2003); Vice President of the Manager (June 1990-June 2000). A
Portfolio Manager                portfolio manager and officer of 6 portfolios in the OppenheimerFunds complex.
since 1998
Age: 56
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Mark Zavanelli,                  Vice President of the Manager since November 2000; a Chartered Financial Analyst; Prior to
Vice President and Portfolio     joining the Manager in May 1998 he was President of Waterside Capital Management, a registered
Manager                          investment advisor (August 1995-April 1998). A portfolio manager and officer of 3 portfolios
since 2001                       in the OppenheimerFunds complex.
Age: 37
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Mark S. Vandehey,                Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief         Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and
Compliance Officer since 2004    Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
Age: 57                          Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June
                                 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February
                                 2004). An officer of 106 portfolios in the OppenheimerFunds complex.
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Brian W. Wixted,                 Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal          following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting Officer   Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer
since 1999                       Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
Age: 48                          2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI
                                 Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy
                                 Program (charitable trust program established by the Manager) (since June 2003); Treasurer and
                                 Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since
                                 May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset
                                 Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                 2000-June 2003). An officer of 106 portfolios in the OppenheimerFunds complex.
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Brian S. Petersen,               Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer since 2004   (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
Age: 37                          1998-July 2002). An officer of 106 portfolios in the OppenheimerFunds complex

-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Brian C. Szilagyi,               Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer since 2005   Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
Age: 38                          Financial Group LLC (May 2001-March 2003). An officer of 106 portfolios in the
                                 OppenheimerFunds complex.
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Robert G. Zack,                  Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary     Manager; General Counsel and Director of the Distributor (since December 2001); General
since 2001                       Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
Age: 59                          President and General Counsel of HarbourView Asset Management Corporation (since December
                                 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                                 September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.
                                 (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services,
                                 Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General
                                 Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November
                                 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                 President and General Counsel of OFI Institutional Asset Management, Inc. (since November
                                 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                                 President (May 1985-December 2003). An officer of 106 portfolios in the OppenheimerFunds complex.
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Lisa I. Bloomberg,               Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary since 2004   (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial
Age: 40                          Services, Inc. An officer of 106 portfolios in the OppenheimerFunds complex.

-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Kathleen T. Ives,
Assistant Secretary since 2001   Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October
Age: 42                          2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003)
                                 of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since
                                 October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since
                                 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
                                 Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October
                                 2003). An officer of 106 portfolios in the OppenheimerFunds complex.
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
Phillip S. Gillespie,            Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary since 2004   Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
Age: 44                          (1998-2000) of Merrill Lynch Investment Management. An officer of 106 portfolios in the
                                 OppenheimerFunds complex.
-------------------------------- ------------------------------------------------------------------------------------------------

     |X|  Remuneration  of the  Officers  and  Trustees.  The  officers  and the interested Trustee of the Funds, who are affiliated with the Manager, receive no salary or fee from the Funds. The Independent Trustees received the compensation shown  below from the Funds for  serving as a Trustee  and member of a committee
(if applicable), with respect to the Funds' fiscal year ended December 31, 2007.
The total compensation from the Funds and fund complex  represents  compensation received for serving as a Trustee and member of a committee (if  applicable)  of the Boards of the Funds and other funds in the  OppenheimerFunds  complex during the calendar year ended December 31, 2007.

------------------------------------------------ ------------------------------------ ---------------------------------
Name of Trustee and Other Fund Position(s) (as     Aggregate Compensation From the      Total Compensation From the
                                                                                         Funds and Fund Complex(2)
                                                     Funds(1) Fiscal year ended                  Year ended
applicable)                                               December 31, 2007                  December 31, 2007
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William L. Armstrong                                           $45,205                            $228,062
Chairman of the Board and
Governance Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Avis((5))                                               $15,509                            $79,000
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George C. Bowen                                                $30,904                            $158,000
Audit Committee Chairman
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Edward L. Cameron
Audit Committee Member and                                     $37,564                            $189,600
Governance Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jon S. Fossel                                                  $31,978                            $161,423
Review Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Sam Freedman                                                   $35,326                            $178,277
Review Committee Chairman
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Beverly Hamilton                                             $31,304(3)                           $158,000
Review Committee Member and
Governance Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert J. Malone                                               $36,000                            $181,700
Governance Committee Chairman and
Audit Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
F. William Marshall, Jr.
Audit Committee Member and                                     $31,304                         $239,664((4))
Governance Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------

     1.  "Aggregate  Compensation  From the Funds"  includes  fees and  deferred compensation, if any.

     2. In accordance with SEC  regulations,  for purposes of this section only,
"Fund Complex"  includes the  Oppenheimer  funds,  the MassMutual  Institutional
Funds,  the  MassMutual  Select Funds and the MML Series  Investment  Fund,  the
investment  adviser  for which is the  indirect  parent  company  of the  Funds'
Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual
Premier   International  Equity  Fund,  MassMutual  Premier  Main  Street  Fund,
MassMutual   Premier   Strategic   Income  Fund,   MassMutual   Premier  Capital
Appreciation  Fund,  and  MassMutual  Premier  Global Fund. The Manager does not consider MassMutual  Institutional Funds, MassMutual Select Funds and MML Series
Investment Fund to be part of the OppenheimerFunds'  "Fund Complex" as that term may be otherwise interpreted.

     3.  Includes  $31,304  deferred  by Ms.  Hamilton  under the  "Compensation
Deferral Plan" described below.

     4.  Includes  $81,664  compensation  paid to Mr.  Marshall for serving as a
Trustee for MassMutual Select Funds and MML Series Investment Fund.

     5. Mr. Avis retired as Trustee for the Funds as of May 31, 2007.

     |X|  Compensation  Deferral  Plan For  Trustees.  The Board of Trustees has
adopted a Compensation  Deferral Plan for Independent Trustees that enables them to elect to defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive from the Funds. Under the plan, the compensation deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Funds' assets,  liabilities or net income per share.  The plan will not obligate the Funds to retain the services of any Trustee or to pay any  particular  level of  compensation  to any  Trustee.  Pursuant to an Order  issued by the SEC, the
Funds may invest in the funds  selected by the  Trustees  under the plan without shareholder  approval for the limited  purpose of  determining  the value of the
Trustees' deferred compensation account.

     |X| Major  Shareholders.  As of April 1, 2008, the only persons or entities who owned of record or were known by the Funds to own beneficially 5% or more of any class of the Funds'  outstanding  shares were the Manager and the  following insurance  companies and their respective  affiliates,  such shares were held as shown in Appendix B:

     (i)  Allianz  Life   Insurance   Company  of  North  America   ("Allianz"),
Minneapolis, MN;

     (ii) Allmerica  Financial Life  Insurance and Annuity  Company  ("Allmerica
Financial"), Worcester, MA;

     (iii) Allstate Life Insurance  Company of New York ("Allstate Life of NY"),
Vernon Hills, IL;

     (iv) Allstate Life Insurance  Company  ("Allstate Life Ins.  Co."),  Vernon
Hills, IL;

     (v) Cuna Mutual Life Insurance Company ("Cuna"), Waverly, IA;

     (vi)  Genworth  Life and Annuity  Insurance  Company,  ("Genworth  Life and
Annuity"), Richmond, VA;

     (vii) Genworth Life Insurance Company of New York ("Genworth Life Insurance
Co. NY"), Richmond, VA;

     (viii) Hartford Life Annuity Insurance  Company  ("Hartford Life Annuity"),
Simsbury, CT;

     (ix) Hartford Life Insurance Company  ("Hartford Life Ins. Co"),  Simsbury,
CT;

     (x) ING Life Insurance and Annuity Company ("ING"), Hartford, CT;

     (xi) Lincoln Benefit Life Company ("Lincoln Benefit"), Lincoln, NE;

     (xii)   Massachusetts   Mutual  Life  Insurance  Company  ("Mass  Mutual"),
Springfield, MA;

     (xiii) Merrill Lynch, Pierce,  Fenner, & Smith, Inc. ("Merrill Lynch"),
Jacksonville, FL;

     (xiv) Minnesota Life Insurance Company ("Minnesota Life"), St. Paul, MN;

     (xv) Nationwide Life Insurance Company ("Nationwide"), Columbus, OH;

     (xvi) Protective Life Insurance Company ("Protective"), Birmingham, AL;

     (xvii) Pruco Life  Insurance  Company of Arizona  ("Pruco  Life  Arizona"),
Newark, NJ;

     (xviii)   RiverSource   Life  Insurance   Company   ("RiverSource   Life"),
Minneapolis, MN;

     (xix)  RiverSource Life Insurance  Company of New York  ("RiverSource  Life
NY"), Minneapolis, MN;

     (xx)  Security  Benefit  Life  Insurance  Company  ("Security  Benefit Life
Insurance Co."), Topeka, KS; and

     (xxi) Sun Life Assurance  Company of Canada (U.S.) ("Sun Life  Financial"),
Wellesley Hills, MA

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Funds  (except  Money  Fund/VA),  Manager  and the
Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees,  including portfolio managers, that would compete  with or take  advantage  of a Fund's  portfolio  transactions.  Covered persons  include  persons  with  knowledge  of the  investments  and  investment intentions  of the Fund and other  funds  advised  by the  Manager.  The Code of
Ethics  does  permit  personnel  subject  to the Code to invest  in  securities, including  securities  that may be purchased  or held by the Fund,  subject to a number  of  restrictions  and  controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

     The Code of Ethics is an exhibit to the Funds' registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.551.8090.  The Code of
Ethics can also be viewed as part of the Funds'  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained,  after paying a duplicating  fee, by electronic  request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

     |X| Portfolio  Proxy Voting.  The Funds (except Money Fund/VA) have adopted
Portfolio  Proxy Voting  Policies and  Procedures,  which  include  Proxy Voting
Guidelines,   under  which  the  Funds  vote  proxies   relating  to  securities
("portfolio  proxies") held by the Funds.  The Funds' primary  consideration  in voting  portfolio  proxies  is the  financial  interests  of the Funds and their shareholders. The Funds have retained an unaffiliated third-party as their agent to vote portfolio  proxies in accordance with the Funds' Proxy Voting Guidelines and to maintain  records of such  portfolio  proxy voting.  The Portfolio  Proxy
Voting  Policies  and  Procedures  include  provisions  to address  conflicts of interest  that may arise  between  the Funds and the  Manager  or the  Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the  assets of a  pension  plan or other  investment  account  of the  portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates  generally  seek to avoid such conflicts by maintaining  separate investment  decision  making  processes  to  prevent  the  sharing  of  business objectives with respect to proposed or actual actions regarding  portfolio proxy
voting   decisions.   Additionally,   the  Manager  employs  the  following  two
procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting  Guidelines,  the Manager will vote the  portfolio proxy in accordance with the Proxy Voting Guidelines,  provided that they do not provide  discretion to the Manager on how to vote on the matter; and (2) if such proposal is not  specifically  addressed in the Proxy Voting  Guidelines  or the
Proxy Voting  Guidelines  provide  discretion to the Manager on how to vote, the
Manager  will vote in  accordance  with the  third-party  proxy  voting  agent's general  recommended  guidelines  on the proposal  provided that the Manager has reasonably  determined  that there is no conflict of interest on the part of the proxy  voting  agent.  If neither of the  previous  two  procedures  provides an appropriate  voting  recommendation,  the  Manager  may  retain  an  independent fiduciary  to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines'  provisions with respect to certain routine and non-routine proxy proposals are summarized below:

     o The  Funds  generally  vote  with  the  recommendation  of  the  issuer's management  on  routine  matters,  including  ratification  of  the  independent registered public accounting firm, unless circumstances indicate otherwise.

     o The Funds  evaluate  nominees for director  nominated by  management on a case-by-case basis, examining the following factors,  among others:  Composition of the board and key board committees,  attendance at board meetings,  corporate governance  provisions and takeover activity,  long-term company performance and the nominee's investment in the company.

     o In general,  the Funds  oppose  anti-takeover  proposals  and support the elimination,  or the  ability of  shareholders  to vote on the  preservation  or elimination, of anti-takeover proposals, absent unusual circumstances.

     o The Funds support  shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.

     o The Funds oppose proposals to classify the board of directors.

     o The Funds support proposals to eliminate cumulative voting.

     o  The  Funds  oppose  re-pricing  of  stock  options  without  shareholder approval.

     o The Funds generally  consider  executive  compensation  questions such as stock option plans and bonus plans to be ordinary business  activity.  The Funds analyze  stock option  plans,  paying  particular  attention  to their  dilutive effect. While the Funds generally support management proposals, the Funds oppose plans it considers to be excessive.

     The Funds are required to file Form N-PX,  with its  complete  proxy voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year.  The Funds' Form N-PX  filings are  available  (i)  without  charge,  upon request,  by calling the Funds toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

     |X| The Investment  Advisory  Agreements.  The Manager provides  investment advisory  and  management  services  to each Fund under an  investment  advisory agreement  between the Manager and the Trust of each Fund.  The Manager  selects securities for the Funds' portfolios and handles their day-to day business.  The portfolio  managers of the Funds are employed by the Manager and are the persons who are  principally  responsible  for the  day-to-day  management of the Funds'
portfolios.  Other  members  of  the  Manager's  investment  teams  provide  the portfolio managers with counsel and support in managing the Funds' portfolios as appropriate.

     The agreements  require the Manager,  at its expense,  to provide the Funds with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel required to provide effective  corporate  administration for the Funds.  Those  responsibilities  include the  compilation and maintenance of records with respect to the Funds'  operations,  the  preparation  and filing of specified  reports,  and the  composition  of proxy  materials and  registration statements for continuous public sale of shares of the Funds.

     The Funds pay  expenses  not  expressly  assumed by the  Manager  under the advisory  agreements.  The  investment  advisory  agreements  list  examples  of expenses paid by the Funds. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses,  custodian and transfer agent expenses,  share  issuance  costs,  certain  printing  and  registration  costs, brokerage commissions,  and non-recurring  expenses,  including litigation cost.
The management fees paid by the Funds to the Manager are calculated at the rates described in the  Prospectus,  which are applied to the assets of the Funds as a whole.  The fees are  allocated  to each class of shares based upon the relative proportion of a Fund's net assets represented by that class. The management fees paid by the Funds to the Manager  during its last three  fiscal years are listed below.

------------------------------------------------------------------------------------------------------------------
                              Management Fees for the Fiscal Year Ended December 31
------------------------------------------------------------------------------------------------------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
Fund                                             2005                     2006                      2007
---------------------------------------- ---------------------- -------------------------- -----------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
Balanced Fund/VA                              $4,290,435               $4,020,826                $3,873,049
---------------------------------------- ---------------------- -------------------------- -----------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
Capital Appreciation Fund/VA                  $12,603,901              $13,090,904              $13,693,507
---------------------------------------- ---------------------- -------------------------- -----------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
Core Bond Fund/VA                             $3,446,635               $3,030,438                $2,674,865
---------------------------------------- ---------------------- -------------------------- -----------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
Global Securities Fund/VA                     $18,210,907              $21,291,245              $24,819,247
---------------------------------------- ---------------------- -------------------------- -----------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
High Income Fund/VA                           $4,222,535               $3,808,520                $3,718,374
---------------------------------------- ---------------------- -------------------------- -----------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
Main Street Fund(R)/VA                          $10,549,666              $12,021,246              $14,769,190
---------------------------------------- ---------------------- -------------------------- -----------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
Main Street Small Cap Fund(R)/VA                $1,936,534               $3,908,014                $5,996,201
---------------------------------------- ---------------------- -------------------------- -----------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
MidCap Fund/VA                                $8,080,149               $7,923,282                $7,411,075
---------------------------------------- ---------------------- -------------------------- -----------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
Money Fund/VA                                  $839,327                 $770,054                  $815,496
---------------------------------------- ---------------------- -------------------------- -----------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
Strategic Bond Fund/VA                        $6,559,031               $9,733,081               $15,516,248
---------------------------------------- ---------------------- -------------------------- -----------------------
---------------------------------------- ---------------------- -------------------------- -----------------------
Value Fund/VA                                   $21,587                  $20,780                  $46,993
---------------------------------------- ---------------------- -------------------------- -----------------------

     The  investment  advisory  agreements  state that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory agreement,  the  Manager  is not  liable  for any  loss  the  Funds  sustain  in connection with matters to which the agreement relates.

     The  agreements  permit the  Manager to act as  investment  adviser for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to a Fund,  the Manager may  withdraw  the right of that Fund to use the name "Oppenheimer" as part of its name.

Portfolio Managers. Each Fund's portfolio is managed by the following:

Fund Name                              Portfolio Manager(s)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Balanced Fund/VA                       Emmanuel Ferreira, Angelo Manioudakis, Antulio Bomfim, Geoffrey Caan, Benjamin
                                       J. Gord and Thomas Swaney
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund/VA           Marc L. Baylin
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Core Bond Fund/VA                      Angelo Manioudakis, Antulio Bomfim, Geoffrey Caan, Benjamin J. Gord and Thomas
                                       Swaney
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA              Rajeev Bhaman
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
High Income Fund/VA                    Angelo Manioudakis, Antulio Bomfim, Geoffrey Caan, Benjamin J. Gord and Thomas
                                       Swaney
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Main Street Fund(R)/VA                 Nikolaos D. Monoyios and Marc Reinganum
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Main Street Small Cap Fund(R)/VA       Nikolaos D. Monoyios and Mark Zavanelli
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MidCap Fund/VA                         Richard Royce
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Money Fund/VA                          Barry D. Weiss and Carol E. Wolf
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA                 Arthur P. Steinmetz
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Value Fund/VA                          Christopher Leavy
------------------------------------------------------------------------------------------------------------------------

     Each of the above  individuals  is referred to as  "Portfolio  Manager" and collectively  they are  referred to as the  "Portfolio  Managers".  They are the persons  who  are  responsible  for the  day-to-day  management  of each  Fund's respective investments.

     |X| Other Accounts  Managed.  In addition to managing the Funds' investment portfolio,  Messrs. Ferreira,  Leavy,  Manioudakis,  Bomfim, Caan, Gord, Swaney,
Baylin, Bhaman, Monoyios,  Reinganum,  Royce, Zavanelli, Weiss and Steinmetz and
Ms. Wolf also manage other  investment  portfolios  or accounts on behalf of the
Manager or its affiliates.  The following tables provide  information  regarding those portfolios and accounts as of December 31, 2007. Except for one registered investment  company  managed  by  Mr.  Bhaman  no  portfolio  or  account  has a performance-base advisory fee:

------------------------------------------------------------------------------------------------------------------------
           Fund Name and             Registered  Total Assets  Other Pooled   Total Assets      Other     Total Assets
                                                      in                        in Other
                                                  Registered                     Pooled
                                     Investment   Investment    Investment     Investment                   in Other
                                     Companies     Companies     Vehicles       Vehicles      Accounts      Accounts
        Portfolio Managers            Managed     Managed(1)      Managed      Managed(1)      Managed    Managed(1,2)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Balanced Fund/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Emmanuel Ferreira                        2          $2,458           0             $0             0            $0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Angelo Manioudakis                       15         $14,559          0             $0             6           $811
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Antulio Bomfim                           17         $28,613          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Geoffrey Caan                            17         $28,613          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Benjamin J. Gord                         17         $28,613          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Thomas Swaney                            17         $28,613          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Marc L. Baylin                           7          $15,307          0             $0             1          $1,207
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Core Bond Fund/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Angelo Manioudakis                       15         $14,641          0             $0             6           $811
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Antulio Bomfim                           17         $28,695          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Geoffrey Caan                            17         $28,695          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Benjamin J. Gord                         17         $28,695          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Thomas Swaney                            17         $28,695          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Rajeev Bhaman                            14         $23,863          4            $775            2           $584
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
High Income Fund/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Angelo Manioudakis                       15         $14,600          0             $0             6           $811
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Antulio Bomfim                           17         $28,654          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Geoffrey Caan                            17         $28,654          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Benjamin J. Gord                         17         $28,654          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Thomas Swaney                            17         $28,654          7            $318            7           $703
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Main Street Fund(R)/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Nikolaos D. Monoyios                     23         $27,991          0             $0             0            $
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Marc Reinganum                           13         $14,801          0             $0             0            $
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Main Street Small Cap Fund(R)/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Nikolaos D. Monoyios                     23         $29,447          0             $0             0            $0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Mark Zavanelli                           13         $12,265          0             $0             0            $0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MidCap Fund/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Richard Royce                            1           $913            0             $0             0            $0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Money Fund/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Barry D. Weiss                           5          $28,146          0             $0             0            $0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Carol E. Wolf                            5          $31,637          0             $0             0            $0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz                      6          $20,562          2             $89            0            $0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Value Fund/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Christopher Leavy                        14         $15,216          4            $960            3            $5
------------------------------------------------------------------------------------------------------------------------

     1. In millions.

     2. Does not include  personal  accounts  of  portfolio  managers  and their families, which are subject to the Code of Ethics.

     The following table provides  information  regarding the account managed by
Mr. Bhaman that has an advisory fee based on performance:

         ---------------------------------------------------------------------------------------------
         Portfolio Manager             Registered Investment   Total Assets in Registered Investment
                                         Companies Managed              Companies Managed(1)
         ---------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------
         Rajeev Bhaman                           1                              $39
         ---------------------------------------------------------------------------------------------

     1. In millions.

     As indicated above, each of the Portfolio Managers also manages other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Funds. That may occur whether the investment  strategies of the other  funds or  accounts  are the same as, or  different  from,  the Funds'
investment objectives and strategies.  For example, a Portfolio Manager may need to allocate investment  opportunities between a Fund and another fund or account having  similar  objectives or  strategies,  or a Portfolio  Manager may need to execute  transactions  for  another  fund or account  that could have a negative impact on the value of  securities  held by a Fund.  Not all funds and  accounts advised by the  Manager  have the same  management  fee. If the  management  fee structure  of another fund or account is more  advantageous  to the Manager than the fee  structure of a Fund,  the Manager  could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of
Ethics  recognize  the  Manager's  fiduciary  obligations  to  treat  all of its clients, including the Funds, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course,  that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At various times, the Funds' Portfolio Managers may manage other funds or accounts  with  investment  objectives  and  strategies  that are similar to those of the Funds,  or may manage funds or accounts with  investment objectives and strategies that are different from those of the Funds.

     |X| Compensation of the Portfolio  Managers.  The Funds' Portfolio Managers
are  employed  and  compensated  by the Manager,  not the Funds.  The  Manager's compensation  structure  is  designed  to attract  and retain  highly  qualified
investment   management   professionals   and  to  reward  individual  and  team
contributions  toward creating  shareholder value. As of December 31, 2007, each
Portfolio Managers' compensation consisted principally of three elements: a base salary,  an  annual  discretionary  bonus  and  eligibility  to  participate  in long-term  awards of  options  and  appreciation  rights in regard to the common stock of the Manager's  holding company parent.  Senior  portfolio  managers may also be eligible to participate in the Manager's deferred compensation plan.

     To help the Manager  attract and retain  talent,  the base pay component of each  portfolio  manager is reviewed  regularly  to ensure that it reflects  the performance of the  individual,  is  commensurate  with the  requirements of the particular  portfolio,  reflects  any  specific  competence  or specialty of the individual  manager,  and is competitive  with other comparable  positions.  The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors,  including  management  quality  (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total  value of a Fund's  portfolio  assets or its  investment  performance.
However, each portfolio managers'  compensation is based on the performance of a tracking portfolio that is substantially similar to the Fund or Funds that he or she  manages,  measured  against an  appropriate  Lipper  benchmark  selected by management.  The  Manager  has a number of  procedures  in place to ensure  that portfolio  managers  do  not  allocate  securities  to  those  portfolios  in an
inequitable  manner,   including   monitoring  and  dispersion   analysis.   The
compensation  structure  of  certain  other  funds and  accounts  managed by the
Portfolio  Managers  differs  from  the  compensation  structure  of the  Funds, described above. A portion of the Portfolio  Managers'  compensation with regard to other portfolios may be based on the performance of those portfolios compared to a particular  benchmark and, with respect to one portfolio managed by Messrs.
Manioudakis,   Bomfim,  Caan,  Gord,  Swaney  and  Bhaman,  may,  under  certain circumstances, include an amount based in part on the amount of that portfolio's management fee.

     |X|  Ownership of Fund  Shares.  As of December  31,  2007,  the  Portfolio
Managers did not beneficially  own any shares of the Funds,  which are sold only through insurance companies to their contract owners.

Brokerage Policies of the Funds

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment advisory agreements is to arrange the portfolio transactions for the Funds. The advisory agreements contain provisions relating to the  employment  of  broker-dealers  to effect the Funds'  portfolio transactions.  The Manager is  authorized  by the advisory  agreements to employ broker-dealers,  including  "affiliated brokers," as that term is defined in the
Investment  Company Act, that the Manager thinks,  in its best judgment based on all  relevant  factors,  will  implement  the policy of the Funds to obtain,  at reasonable expense,  the "best execution" of the Funds' portfolio  transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable  for the services  provided.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies of the Funds as  established  by its Board of
Trustees.

     Under the investment  advisory  agreements,  in choosing brokers to execute portfolio transactions for the Funds, the Manager may select brokers (other than affiliates) that provide both brokerage and research  services to the Funds. The commissions  paid to those brokers may be higher than another  qualified  broker would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission is fair and reasonable in relation to the services provided.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage for the Funds subject to the  provisions  of the  investment  advisory agreements and other applicable rules and procedures described below.

     The   Manager's   portfolio   traders   allocate   brokerage   based   upon
recommendations  from  the  Manager's  portfolio  managers,  together  with  the portfolio  traders'  judgment as to the  execution  capability  of the broker or dealer. In certain  instances,  portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

     For Equity Funds,  transactions in securities other than those for which an exchange is the primary  market are  generally  done with  principals  or market makers.  In  transactions  on foreign  exchanges,  a Fund may be required to pay fixed  brokerage  commissions  and  therefore  would  not  have the  benefit  of negotiated commissions that are available in U.S. markets. Brokerage commissions are  paid  primarily  for  transactions  in  listed  securities  or for  certain fixed-income  agency transactions  executed in the secondary market.  Otherwise, brokerage  commissions are paid only if it appears likely that a better price or execution  can be  obtained  by  doing  so.  In an  option  transaction,  a Fund ordinarily  uses the same broker for the  purchase or sale of the option and any transaction in the securities to which the option relates.

     For the Fixed-Income Funds, most securities purchases made by a Fund are in principal  transactions  at net prices.  A Fund usually deals  directly with the selling or purchasing  principal or market maker without  incurring  charges for the  services  of a broker on its behalf  unless the Manager  determines  that a better  price or  execution  may be obtained by using the  services of a broker.
Therefore,  a  Fund  does  not  incur  substantial  brokerage  costs.  Portfolio securities  purchased from underwriters  include a commission or concession paid by the  issuer  to the  underwriter  in the  price  of the  security.  Portfolio securities  purchased  from dealers  include a spread  between the bid and asked price. In an option transaction,  a Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  investment to which the option relates.

     Other accounts  advised by the Manager have investment  policies similar to those  of the  Funds.  Those  other  accounts  may  purchase  or sell  the  same securities  as a Fund at the same time as that  Fund,  which  could  affect  the supply  and price of the  securities.  If two or more  accounts  advised  by the
Manager  purchase the same  security on the same day from the same  dealer,  the transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.
When  possible,  the Manager tries to combine  concurrent  orders to purchase or sell the same  security by more than one of the accounts  managed by the Manager or its affiliates.  The transactions under those combined orders are averaged as to price and allocated in accordance  with the purchase or sale orders  actually placed for each account.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Funds' Board of  Trustees  has  approved  those  procedures)  that permit the Funds to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Funds,  subject  to the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Funds' portfolio  transactions from taking into account a broker's or dealer's  promotion or sales of the Funds  shares when  allocating the Funds'  portfolio  transactions,  and (2) the  Funds,  the  Manager  and the
Distributor  from entering into  agreements  or  understandings  under which the
Manager  directs or is  expected  to direct the Funds'  brokerage  directly,  or through a "step-out"  arrangement,  to any broker or dealer in  consideration of that  broker's or dealer's  promotion or sale of the Funds' shares or the shares of any of the other Oppenheimer funds.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Funds and to one or more of the other accounts  advised by the  Manager or its  affiliates.  Investment  research  may be  supplied  to the
Manager by the broker or by a third party at the  instance  of a broker  through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market quotations for portfolio evaluations,  analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     Although  the Manager  currently  does not do so, the Board of Trustees may permit the Manager to use stated  commissions on secondary  fixed-income  agency trades to obtain research if the broker  represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated  commission,  and (iii) the trade is not a riskless principal  transaction.  The Board of Trustees may also permit the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration,  and helps the  Manager  to obtain  market information  for the valuation of securities  that are either held in the Funds'
portfolio or are being considered for purchase. The Manager provides information to the Board about the  commissions  paid to brokers  furnishing  such services, together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

     During the fiscal years ended  December 31, 2005,  2006 and 2007,  the Fund paid the total brokerage commissions indicated in the chart below:

----------------------------------------- --------------------------------------------------------------------------
Fund                                                   Total Brokerage Commissions Paid by the Funds*
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- ------------------------ ------------------------ ------------------------
                                                   2005                     2006                     2007
----------------------------------------- ------------------------ ------------------------ ------------------------
----------------------------------------- ------------------------ ------------------------ ------------------------
Balanced Fund/VA                                 $259,679          $340,353                 $331,665
----------------------------------------- ------------------------ ------------------------ ------------------------
----------------------------------------- ------------------------ ------------------------ ------------------------
Capital Appreciation Fund/VA                    $2,658,662         $1,864,243               $2,112,465
----------------------------------------- ------------------------ ------------------------ ------------------------
----------------------------------------- ------------------------ ------------------------ ------------------------
Core Bond Fund/VA                                   $0             $0                       $51,115
----------------------------------------- ------------------------ ------------------------ ------------------------
----------------------------------------- ------------------------ ------------------------ ------------------------
Global Securities Fund/VA                       $2,386,971         $1,620,456               $1,409,080
----------------------------------------- ------------------------ ------------------------ ------------------------
----------------------------------------- ------------------------ ------------------------ ------------------------
High Income Fund/VA                               $11,177          $15,001                  $99,156
----------------------------------------- ------------------------ ------------------------ ------------------------
----------------------------------------- ------------------------ ------------------------ ------------------------
Main Street Fund(R)/VA                            $3,270,106       $2,615,212               $2,631,874
----------------------------------------- ------------------------ ------------------------ ------------------------
----------------------------------------- ------------------------ ------------------------ ------------------------
Main Street Small Cap Fund(R)/VA                   $909,907        $2,269,615               $2,165,986
----------------------------------------- ------------------------ ------------------------ ------------------------
----------------------------------------- ------------------------ ------------------------ ------------------------
MidCap Fund/VA                                   $748,400          $1,193,806               $1,778,422
----------------------------------------- ------------------------ ------------------------ ------------------------
----------------------------------------- ------------------------ ------------------------ ------------------------
Strategic Bond Fund/VA                            $66,483          $106,356                 $969,370
----------------------------------------- ------------------------ ------------------------ ------------------------
----------------------------------------- ------------------------ ------------------------ ------------------------
Value Fund/VA                                     $5,335           $5,456                   $13,231
----------------------------------------- ------------------------ ------------------------ ------------------------

     * Amounts do not include  spreads or commissions on principal  transactions on a net trade basis.

     During the fiscal year ended December 31, 2007, the Fund paid the following amounts in commissions to firms that provide  brokerage and research services to the Fund with respect to the aggregate  portfolio  transactions  indicated.  All such  transactions  were on a "best  execution"  basis, as described  above. The provision of research  services was not necessarily a factor in the placement of all such transactions.

----------------------------------------- ------------------------------------ -------------------------------------
Fund                                        Commissions Paid to Firms that       Aggregate Transactions by Firms
                                                   Provide Research                   that Provide Research
----------------------------------------- ------------------------------------ -------------------------------------
----------------------------------------- ------------------------------------ -------------------------------------
Balanced Fund/VA                          $283,072                             $312,742,998
----------------------------------------- ------------------------------------ -------------------------------------
----------------------------------------- ------------------------------------ -------------------------------------
Capital Appreciation Fund/VA              $1,796,669                           $2,084,999,449
----------------------------------------- ------------------------------------ -------------------------------------
----------------------------------------- ------------------------------------ -------------------------------------
Core Bond Fund/VA                         $0                                   $0
----------------------------------------- ------------------------------------ -------------------------------------
----------------------------------------- ------------------------------------ -------------------------------------
Global Securities Fund/VA                 $1,123,606                           $1,009,849,232
----------------------------------------- ------------------------------------ -------------------------------------
----------------------------------------- ------------------------------------ -------------------------------------
High Income Fund/VA                       $0                                   $0
----------------------------------------- ------------------------------------ -------------------------------------
----------------------------------------- ------------------------------------ -------------------------------------
Main Street Fund(R)/VA                    $1,427,097                           $4,223,256,181
----------------------------------------- ------------------------------------ -------------------------------------
----------------------------------------- ------------------------------------ -------------------------------------
Main Street Small Cap Fund(R)/VA          $600,456                             $1,177,533,912
----------------------------------------- ------------------------------------ -------------------------------------
----------------------------------------- ------------------------------------ -------------------------------------
MidCap Fund/VA                            $1,412,619                           $1,871,401,016
----------------------------------------- ------------------------------------ -------------------------------------
----------------------------------------- ------------------------------------ -------------------------------------
Strategic Bond Fund/VA                    $0                                   $0
----------------------------------------- ------------------------------------ -------------------------------------
----------------------------------------- ------------------------------------ -------------------------------------
Value Fund/VA                             $11,976                              $19,579,442
----------------------------------------- ------------------------------------ -------------------------------------

Distribution and Service Plans (Service Shares and Class 4 Shares)

     The Distributor.  Under its General Distributor's Agreement with each Fund,
OppenheimerFunds Distributor, Inc. ("OFDI" or the "Distributor") will act as the principal underwriter for the Funds' Service shares and Class 4 shares only.

     Each Fund has adopted a  Distribution  and Service Plan under Rule 12b-1 of the Investment Company Act (a "Plan") for its Service shares and Class 4 shares, although as of December 31, 2007, only Global Securities Fund/VA and High Income
Fund/VA  offered  Class 4 shares.  Each Fund that offers  Service  shares and/or
Class 4 shares will make compensation  payments to the Distributor in connection with the distribution and/or servicing of those shares. The Distributor will pay insurance company separate account sponsors and other entities that offer and/or provide  services  to Service  shares and Class 4 shares,  as  described  in the applicable Fund's Prospectus.

     Each Plan has been  approved  by a vote of (i) the Board of Trustees of the
Trust,  including a majority of the  Independent  Trustees,  cast in person at a meeting  called for the purpose of voting on that Plan,  and (ii) the Manager as the then-sole initial holder of such shares.

     Under  the  Plans,  the Funds  currently  use the fees it  receives  to pay insurance  company  separate  account  sponsors  or  their  affiliates  (each is referred to as a  "Recipient")  for personal  services  and account  maintenance services  they provide for their  customers who hold Service and Class 4 shares.
The services  include,  among others,  answering  customer  inquiries  about the
Funds,  assisting in  establishing  and maintaining  accounts in the Funds,  and providing other services at the request of a Fund.

     Under the Plans,  no payment will be made to any Recipient in any period if the  aggregate  net assets of a Fund's  Service  and Class 4 shares  held by the
Recipient for itself and its customers did not exceed a minimum amount,  if any, that  may be  determined  from  time  to  time  by a  majority  of  the  Trust's
Independent Trustees. The Plans provide for a fee of 0.25% of average annual net assets  (although  the Board of Trustees had set the fee at 0.15% of average net assets for all series prior to May 1, 2003).  As of December 31, 2007, the Board had set no minimum  asset amount.  For the fiscal year ended  December 31, 2007, all payments made under the Service share Plan were paid by the Distributor,  to
Recipients (including Recipients affiliated with the Manager).

     The Service shares class payments during the fiscal year ended December 31,
2007, for all Funds having Service shares  outstanding as of that date,  were as follows:

------------------------------------------------------------------- ----------------------------------------
                               Fund                                      Service Plan Payments by OFDI
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
Balanced Fund/VA Service Shares                                                   $292,461
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
Capital Appreciation Fund/VA Service Shares                                       $1,276,613
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
Core Bond Fund/VA Service Shares                                                  $174,887
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
Global Securities Fund/VA Service Shares                                          $2,949,468
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
Global Securities Fund/VA Class 4                                                  $305,898
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
High Income Fund/VA Service Shares                                                 $424,031
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
High Income Fund/VA Class 4                                                        $12,019
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
Main Street Fund(R)/VA Service Shares                                              $3,286,224
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
Main Street Small Cap Fund(R)/VA Service Shares                                    $1,913,997
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
MidCap Fund/VA Service Shares                                                      $123,553
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
Strategic Bond Fund/VA Service Shares                                              $5,175,409
------------------------------------------------------------------- ----------------------------------------
------------------------------------------------------------------- ----------------------------------------
Value Fund/VA Service Shares                                                        $8,775
------------------------------------------------------------------- ----------------------------------------

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager derives from the advisory fees it receives from the Funds, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Funds' shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Funds'   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

     Unless a plan is  terminated  as described  below,  each Plan  continues in effect  from  year to year but only if the  Trust's  Board of  Trustees  and its
Independent  Trustees  specially  vote  annually  to  approve  its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  each Plan.  Each Plan may be terminated at any time by the vote of a majority of the Independent  Trustees or by the vote of the holders of a  "majority"  (as defined in the  Investment  Company  Act) of the  outstanding
Service  shares or Class 4 shares.  The Board of  Trustees  and the  Independent
Trustees  must approve all  material  amendments  to each plan.  An amendment to increase  materially  the  amount of  payments  to be made  under a plan must be approved by shareholders of the class affected by the amendment.

     While the plans are in effect and Service  shares and/or Class 4 shares are outstanding,  the Treasurer of the Trust shall provide  separate written reports on each plan to the Board of Trustees at least  quarterly for their review.  The reports  shall  detail  the  amount of all  payments  made  under a plan and the purpose  for which the  payments  were made.  Those  reports  are subject to the review and approval of the Independent Trustees.

Payments to Fund Intermediaries

     Financial  intermediaries  may receive  various  forms of  compensation  or reimbursement  from the Funds in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the  Distributor,  derived  from sales  charges  paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the Manager and/or  the  Distributor  (including  their  affiliates)  may make  payments  to financial intermediaries in connection with their offering and selling shares of the Fund  and  other  Oppenheimer  funds,  providing  marketing  or  promotional support,  transaction  processing  and/or  administrative  services.  Among  the financial intermediaries that may receive these payments are brokers, dealers or insurance agents who sell and/or hold shares of the Funds, banks (including bank
trust  departments),   registered  investment  advisers,   insurance  companies,
retirement  plan and  qualified  tuition  program  administrators,  third  party administrators,  and other institutions that have selling,  servicing or similar arrangements  with the Manager or  Distributor.  The payments to  intermediaries vary by the types of product  sold,  the  features of the Funds' share class and the role played by the intermediary.

     Possible  types of payments to financial  intermediaries  include,  without limitation, those discussed below.

     o Payments made by the Funds, or by an investor buying or selling shares of the Funds may include:

     o  depending  on the share  class  that the  investor  selects,  contingent deferred sales charges or initial  front-end sales charges,  all or a portion of which  front-end  sales  charges are  payable by the  Distributor  to  financial intermediaries (see "About Your Account" in the applicable Fund's Prospectus);

     o ongoing  asset-based  payments  attributable to the share class selected, including  fees  payable  under the Funds'  distribution  and/or  service  plans adopted under Rule 12b-1 under the  Investment  Company Act, which are paid from the Funds' assets and allocated to the class of shares to which the plan relates
(see "About the Funds -- Distribution and Service Plans" above);

     o  shareholder   servicing  payments  for  providing  omnibus   accounting,
recordkeeping,  networking,  sub-transfer  agency  or  other  administrative  or shareholder  services,  including  retirement  plan and 529 plan  administrative services fees,  which are paid from the assets of a Fund as reimbursement to the
Manager or Distributor for expenses they incur on behalf of the Funds.

     o Payments  made by the  Manager  or  Distributor  out of their  respective resources  and assets,  which may  include  profits  the  Manager  derives  from investment  advisory  fees paid by the  Funds.  These  payments  are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue  sharing"  payments,  may be in  addition to the  payments by the
Funds listed above.

     o These types of payments may reflect  compensation for marketing  support, support  provided  in  offering  the Funds or other  Oppenheimer  funds  through
certain  trading  platforms  and  programs,   transaction  processing  or  other
services;

     o The Manager and Distributor  each may also pay other  compensation to the extent the payment is not  prohibited by law or by any  self-regulatory  agency, such as FINRA.  Payments  are made based on the  guidelines  established  by the
Manager and Distributor, subject to applicable law.

     These  payments may provide an incentive  to  financial  intermediaries  to actively market or promote the sale of shares of the Funds or other  Oppenheimer funds, or to support the marketing or promotional  efforts of the Distributor in offering shares of the Funds or other Oppenheimer funds. In addition, some types of payments may provide a financial  intermediary with an incentive to recommend the Fund or a particular share class. Financial  intermediaries may earn profits on these  payments,  since the  amount of the  payment  may  exceed  the cost of providing  the service.  Certain of these  payments  are subject to  limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Funds Prospectuses and this SAI. You should ask your financial  intermediary for information  about any payments it receives from the
Funds,  the Manager or the Distributor and any services it provides,  as well as the fees and commissions it charges.

     Although  brokers or dealers that sell Fund shares may also act as a broker or dealer in connection  with the execution of the purchase or sale of portfolio securities by the Fund or other  Oppenheimer  funds, a financial  intermediary's sales  of  shares  of  the  Fund  or  such  other  Oppenheimer  funds  is  not a consideration  for the  Manager  when  choosing  brokers  or  dealers  to effect portfolio transactions for the Funds or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

     o  transactional  support,  one-time  charges for setting up access for the
Fund or other  Oppenheimer funds on particular  trading systems,  and paying the intermediary's networking fees;

     o program  support,  such as expenses  related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs,  fund  "supermarkets,"  bank or trust  company  products or  insurance companies' variable annuity or variable life insurance products;

     o  placement  on  the  dealer's   list  of  offered   funds  and  providing
representatives  of the  Distributor  with access to a financial  intermediary's sales meetings, sales representatives and management representatives.

     Additionally,  the  Manager  or  Distributor  may  make  payments  for firm support,  such as business  planning  assistance,  advertising,  and educating a financial  intermediary's  sales  personnel  about  the  Oppenheimer  funds  and shareholder financial planning needs.

     For  the  year  ended   December  31,   2007,   the   following   financial
intermediaries  that are  broker-dealers  offering shares of the Oppenheimer and
Centennial funds, and/or their respective  affiliates,  received revenue sharing or similar distribution-related payments from the Manager or the Distributor for marketing or program support:

1st Global Capital Co.                                   Legend Equities Corp.
Advantage Capital Corp.                                  Lincoln Benefit National Life
Aegon USA                                                Lincoln Financial Advisors Corp.
Aetna Life Insurance & Annuity Co.                   Lincoln Investment Planning, Inc.
AG Edwards & Sons, Inc.                              Linsco Private Ledger Financial
AIG Financial Advisors                                   Massachusetts Mutual Life Insurance Co.
AIG Life Variable Annuity                                McDonald Investments, Inc.
Allianz Life Insurance Co.                               Merrill Lynch Pierce Fenner & Smith, Inc.
Allmerica Financial Life Insurance & Annuity Co.     Merrill Lynch Insurance Group
Allstate Life Insurance Co.                              MetLife Investors Insurance Co.
American Enterprise Life Insurance                       MetLife Securities, Inc.
American General Annuity Insurance                       Minnesota Life Insurance Co.
American Portfolios Financial Services, Inc.             MML Investor Services, Inc.
Ameriprise Financial Services, Inc.                      Mony Life Insurance Co.
Ameritas Life Insurance Co.                              Morgan Stanley & Co., Inc.
Annuity Investors Life Insurance Co.                     Multi-Financial Securities Corp.
Associated Securities Corp.                              Mutual Service Corp.
AXA Advisors LLC                                         NFP Securities, Inc.
AXA Equitable Life Insurance Co.                         Nathan & Lewis Securities, Inc.
Banc One Securities Corp.                                National Planning Corp.
Cadaret Grant & Co., Inc.                            Nationwide Financial Services, Inc.
CCO Investment Services Corp.                            New England Securities Corp.
Charles Schwab & Company, Inc.                       New York Life Insurance & Annuity Co.
Chase Investment Services Corp.                          Oppenheimer & Co.
Citicorp Investment Services, Inc.                       PFS Investments, Inc.
Citigroup Global Markets Inc.                            Park Avenue Securities LLC
CitiStreet Advisors LLC                                  Phoenix Life Insurance Co.
Citizen's Bank of Rhode Island                           Plan Member Securities
Columbus Life Insurance Company                          Prime Capital Services, Inc.
Commonwealth Financial Network                           Primevest Financial Services, Inc.
Compass Group Investment Advisors                        Protective Life Insurance Co.
CUNA Brokerage Services, Inc.                            Prudential Investment Management Services LLC
CUSO Financial Services, LLP                             Raymond James & Associates, Inc.
E*TRADE Clearing LLC                                     Raymond James Financial Services, Inc.
Edward  Jones                                            RBC Dain Rauscher Inc.
Essex National Securities, Inc.                          Royal Alliance Associates, Inc.
Federal Kemper Life Assurance Co.                        Securities America, Inc.
Financial Network                                        Security Benefit Life Insurance Co.
Financial Services Corp.                                 Security First-Metlife Investors Insurance Co.
GE Financial Assurance                                   SII Investments, Inc.
GE Life & Annuity                                    Signator Investors, Inc.
Genworth Financial, Inc.                                 Sorrento Pacific Financial LLC
GlenBrook Life & Annuity Co.                         Sun Life Assurance Co. of Canada
Great West Life & Annuity Co.                        Sun Life Insurance & Annuity Co. of New York
GWFS Equities, Inc.                                      Sun Life Annuity Co. Ltd.
Hartford Life Insurance Co.                              SunTrust Bank
HD Vest Investment Services, Inc.                        SunTrust Securities, Inc.
Hewitt Associates LLC                                    Thrivent Financial Services, Inc.
IFMG Securities, Inc.                                    Towers Square Securities, Inc.
ING Financial Advisers LLC                               Travelers Life & Annuity Co.
ING Financial Partners, Inc.                             UBS Financial Services, Inc.
Invest Financial Corp.                                   Union Central Life Insurance Co.
Investment Centers of America, Inc.                      United Planners Financial Services of America
Jefferson Pilot Life Insurance Co.                       Wachovia Securities, Inc.
Jefferson Pilot Securities Corp.                         Walnut Street Securities, Inc.
John Hancock Life Insurance Co.                          Waterstone Financial Group
JP Morgan Securities, Inc.                               Wells Fargo Investments
Kemper Investors Life Insurance Co.                      Wescom Financial Services

For the year ended December 31, 2007, the following firms, which in some cases are broker-dealers, received payments from the Manager or the Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

1st Global Capital Co.                                        Lincoln Investment Planning, Inc.
AG Edwards                                                    Lincoln National Life Insurance Co.
ACS HR Solutions                                              Linsco Private Ledger Financial
ADP                                                           Massachusetts Mutual Life Insurance Company
AETNA Life Ins & Annuity Co.                              Matrix Settlement & Clearance Services
Alliance Benefit Group                                        McDonald Investments, Inc.
American Enterprise Investments                               Mercer HR Services
American Express Retirement Service                           Merrill Lynch
American United Life Insurance Co.                            Mesirow Financial, Inc.
Ameriprise Financial Services, Inc.                           MetLife
Ameritrade, Inc.                                              MFS Investment Management
AMG (Administrative Management Group)                         Mid Atlantic Capital Co.
AST (American Stock & Transfer)                           Milliman USA
AXA Advisors                                                  Morgan Keegan & Co, Inc.
Bear Stearns Securities Co.                                   Morgan Stanley Dean Witter
Benefit Administration Company, LLC                           Mutual of Omaha Life Insurance Co.
Benefit Administration, Inc.                                  Nathan & Lewis Securities, Inc.
Benefit Consultants Group                                     National City Bank
Benefit Plans Administration                                  National Deferred Comp
Benetech, Inc.                                                National Financial
Bisys                                                         National Investor Services Co.
Boston Financial Data Services                                Nationwide Life Insurance Company
Charles Schwab & Co, Inc.                                 Newport Retirement Services, Inc.
Citigroup Global Markets Inc.                                 Northwest Plan Services, Inc.
CitiStreet                                                    NY Life Benefits
City National Bank                                            Oppenheimer & Co, Inc.
Clark Consulting                                              Peoples Securities, Inc.
CPI Qualified Plan Consultants, Inc.                          Pershing LLC
DA Davidson & Co.                                         PFPC
DailyAccess Corporation                                       Piper Jaffray & Co.
Davenport & Co, LLC                                       Plan Administrators, Inc.
David Lerner Associates, Inc.                                 Plan Member Securities
Digital Retirement Solutions, Inc.                            Primevest Financial Services, Inc.
DR, Inc.                                                      Principal Life Insurance Co.
Dyatech, LLC                                                  Prudential Investment Management Services LLC
E*Trade Clearing LLC                                          PSMI Group, Inc.
Edward D Jones & Co.                                      Quads Trust Company
Equitable Life / AXA                                          Raymond James & Associates, Inc.
ERISA Administrative Svcs, Inc.                               Reliance Trust Co.
ExpertPlan, Inc.                                              Reliastar Life Insurance Company
FASCore LLC                                                   Robert W Baird & Co.
Ferris Baker Watts, Inc.                                      RSM McGladrey
Fidelity                                                      Scott & Stringfellow, Inc.
First Clearing LLC                                            Scottrade, Inc.
First Southwest Co.                                           Southwest Securities, Inc.
First Trust - Datalynx                                        Standard Insurance Co
First Trust Corp                                              Stanley, Hunt, Dupree & Rhine
Franklin Templeton                                            Stanton Group, Inc.
Geller Group                                                  Sterne Agee & Leach, Inc.
Great West Life                                               Stifel Nicolaus & Co, Inc.
H&R Block Financial Advisors, Inc.                        Sun Trust Securities, Inc.
Hartford Life Insurance Co.                                   Symetra Financial Corp.
HD Vest Investment Services                                   T. Rowe Price
Hewitt Associates LLC                                         The 401k Company
HSBC Brokerage USA, Inc.                                      The Princeton Retirement Group Inc.
ICMA - RC Services                                            The Retirement Plan Company, LLC
Independent Plan Coordinators                                 TruSource Union Bank of CA
Ingham Group                                                  UBS Financial Services, Inc.
Interactive Retirement Systems                                Unified Fund Services (UFS)
Invesmart (Standard Retirement Services, Inc.)                US Clearing Co.
Janney Montgomery Scott, Inc.                                 USAA Investment Management Co.
JJB Hillard W L Lyons, Inc.                                   USI Consulting Group
John Hancock                                                  VALIC Retirement Services
JP Morgan                                                     Vanguard Group
July Business Services                                        Wachovia
Kaufman & Goble                                           Web401K.com
Legend Equities Co.                                           Wedbush Morgan Securities
Legg Mason Wood Walker                                        Wells Fargo Bank
Lehman Brothers, Inc.                                         Wilmington Trust
Liberty Funds Distributor, Inc./Columbia Management

Performance of the Funds

     Explanation of Performance Terminology. The Funds use a variety of terms to illustrate their investment  performance.  Those terms include "cumulative total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are  calculated  is set forth  below.  The charts  below show the Funds'
performance as of the Funds' most recent fiscal year end. You can obtain current performance  information by calling the Funds' Transfer Agent at  1.800.981.2871
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Funds'  illustrations of their performance data in advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by a Fund of its performance  data must include the average annual total returns for the advertised class of shares of that Fund.

     Use of standardized performance calculations enables an investor to compare the Funds'  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Funds'
performance information as a basis for comparison with other investments:

     o Yields  and total  returns  measure  the  performance  of a  hypothetical account in a Fund over various  periods and do not show the  performance of each shareholder's  account.  Your  account's  performance  will  vary from the model performance  data  if  the  participating  insurance  company  selects  to  have dividends  paid in cash,  or you buy or sell shares  during the  period,  or you bought  your  shares at a  different  time and price than the shares used in the model.

     o The Funds'  performance  does not reflect the  charges  deducted  from an investor's  separate  account by the insurance  company or other sponsor of that separate  account,  which vary from  product to product.  If these  charges were deducted,  performance will be lower than as described in the Funds'  Prospectus and Statement of Additional Information.  In addition, the separate accounts may have inception  dates  different  from those of the Funds.  The sponsor for your insurance  product can  provide  performance  information  that  reflects  those charges and inception dates.

     o The Funds'  performance  returns  may not  reflect the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Funds is not  insured  by the  FDIC or any  other government agency.

     o The principal  value of the Funds'  shares,  its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.

     o The preceding  statement does not apply to Money Fund/VA,  which seeks to maintain a stable net asset value of $1.00 per share.  There can be no assurance that Money Fund/VA will be able to do so.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o  Oppenheimer  MidCap  Fund/VA  did not  adopt  its  investment  policy on investing in mid-cap stocks (see page 40) until April 30, 2006.

     o Yields and total returns for any given past period  represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.  The Funds' total returns should not be expected to be the same as the returns of other Oppenheimer funds, whether or not such other funds have the same portfolio managers and/or similar names.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the  different  kinds of  expenses  each  class  bears.  The yields and total returns of each class of shares of the Funds are affected by market  conditions, the quality of that Fund's  investments,  the maturity of debt investments,  the types of  investments  that Fund  holds,  and its  operating  expenses  that are allocated to the particular class.

     |X| Yields.  The Fixed Income  Funds use a variety of  different  yields to illustrate  their current  returns.  Each class of shares  calculates  its yield separately because of the different expenses that affect each class.

     o Standardized Yield. The "standardized  yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual  distributions paid by the Fixed Income Funds to shareholders in the 30-day  period,  but is a  hypothetical  yield based upon the net investment income from the Fixed Income Funds'  portfolio  investments for that period.  It may  therefore  differ from the  "dividend  yield" for the same class of shares, described below.

     Standardized  yield is calculated using the following  formula set forth in rules  adopted by the SEC,  designed  to assure  uniformity  in the way that all funds calculate their yields:

    Standardized Yield         = 2[(   a - b   +1)(6)     -1 ]
                                      --------
                                        cd

     The symbols above represent the following factors:

     a = dividends and interest earned during the 30-day period.

     b = expenses accrued for the period (net of any expense assumptions).

     c = the average daily number of shares of that class outstanding during the
30-day period that were entitled to receive dividends.

     d = the maximum  offering  price per share of that class on the last day of the period, adjusted for undistributed net investment income.

     The standardized  yield for a particular  30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day  period  occurs  at a  constant  rate  for a  six-month  period  and is annualized at the end of the six-month period. Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized yields of the Fixed Income  Funds'  classes of shares will differ for any 30-day period.

     o Dividend Yield.  The Fixed Income Funds may quote a "dividend  yield" for each class of its shares.  Dividend  yield is based on the  dividends  paid on a class of shares during the actual dividend period. To calculate  dividend yield, the dividends of a class declared during a stated period are added together, and the sum is  multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  Because the Fixed Income
Funds pay their annual  dividend in March of each year,  dividend yield is shown for the 30 days ended March 31, 2007. The formula is shown below:

     Dividend  Yield =  Distribution  Paid / No. of Days in the  Period x No. of
Days in the Calendar Year

                                 Maximum Offering Price (payment date)

------------------------------ ----------------------------------------- --------------------------------------
                                  Standardized Yield for the 30-Day          Dividend Yield for the 30-Day
            Fund                        Period Ended 12/31/07                    Period Ended 3/31/07
------------------------------ ----------------------------------------- --------------------------------------
------------------------------ ----------------------------------------- --------------------------------------
Core Bond Fund/VA                               5.38%                                    5.33%
Non-Service Shares
------------------------------ ----------------------------------------- --------------------------------------
------------------------------ ----------------------------------------- --------------------------------------
Core Bond Fund/VA                               5.12%                                    5.22%
Service Shares
------------------------------ ----------------------------------------- --------------------------------------
------------------------------ ----------------------------------------- --------------------------------------
High Income Fund/VA                             8.13%                                    7.45%
Non-Service Shares
------------------------------ ----------------------------------------- --------------------------------------
------------------------------ ----------------------------------------- --------------------------------------
High Income Fund/VA                             7.88%                                    7.24%
Class 2 Shares
------------------------------ ----------------------------------------- --------------------------------------
------------------------------ ----------------------------------------- --------------------------------------
High Income Fund/VA                             8.13%                                     n/a
Class 3 Shares
------------------------------ ----------------------------------------- --------------------------------------
------------------------------ ----------------------------------------- --------------------------------------
High Income Fund/VA                             7.80%                                     n/a
Class 4 Shares
------------------------------ ----------------------------------------- --------------------------------------
------------------------------ ----------------------------------------- --------------------------------------
Strategic Bond Fund/VA                          4.29%                                    3.76%
Non-Service Shares
------------------------------ ----------------------------------------- --------------------------------------
------------------------------ ----------------------------------------- --------------------------------------
Strategic Bond Fund/VA                          4.07%                                    3.53%
Service Shares
------------------------------ ----------------------------------------- --------------------------------------

     o Money Fund/VA  Yields.  The current yield for Money Fund/VA is calculated for a  seven-day  period of time as  follows.  First,  a base  period  return is calculated for the seven-day  period by determining  the net change in the value of a hypothetical  pre-existing account having one share at the beginning of the seven-day period.  The change includes  dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized  capital gains or losses  affecting the  dividends  declared.  Next,  the base period return is multiplied by 365/7 to obtain the current yield to the nearest  hundredth of one percent.

     The compounded effective yield for a seven-day period is calculated by

     (1) adding 1 to the base period return (obtained as described above),

     (2) raising the sum to a power equal to 365 divided by 7, and

     (3) subtracting 1 from the result.

     The yield as calculated above may vary for accounts less than approximately
$100 in value due to the  effect of  rounding  off each  daily  dividend  to the nearest full cent.  The  calculation of yield under either  procedure  described above does not take into  consideration  any  realized  or  unrealized  gains or losses on the Funds' portfolio securities which may affect dividends. Therefore, the  return  on  dividends  declared  during a period  may not be the same on an annualized basis as the yield for that period.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Funds'  performance.  Total  return is the change in value of a hypothetical  investment  in a Fund  over a  given  period,  assuming  that  all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual year-by-year  performance.  Each
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                                      1/n
                              ( ERV)        - 1 = Average Annual Total Returns
                              ( ---)
                              (  P )

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

                                        ERV - P
                                        --------   = Total Return
                                           P

                          The Funds' Total Returns for the Periods Ended 12/31/07

    Fund and Class/Inception Date               1 Year                5 Years               10 Years
                                                                  (or life-of-class)    (or life-of-class)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Balanced Fund/VA                                  3.79%                 10.52%                6.72%
Non-Service Shares (2/9/87)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Balanced Fund/VA                                  3.49%                 10.24%                7.09%
Service Shares (5/1/02)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Capital Appreciation Fund/VA                     14.15%                 12.64%                7.35%
Non-Service Shares (4/3/85)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Capital Appreciation Fund/VA                     13.86%                 12.37%                6.76%
Service Shares (9/18/01)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Core Bond Fund/VA                                 4.39%                 4.90%                 5.24%
Non-Service Shares (4/3/85)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Core Bond Fund/VA                                 4.09%                 4.62%                 5.49%
Service Shares (5/1/02)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Global Securities Fund/VA                         6.32%                 19.51%                12.24%
Non-Service Shares (11/12/90)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Global Securities Fund/VA                         6.08%                 19.25%                5.82%
Class 2 Shares (7/13/00)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Global Securities Fund/VA                         6.34%                 21.15%                 n/a
Class 3 shares (5/1/03)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Global Securities Fund/VA                         6.06%                 14.72%                 n/a
Class 4 shares (5/3/04)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
High Income Fund/VA                              -0.10%                 8.60%                 4.23%
Non-Service Shares (4/30/86)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
High Income Fund/VA                              -0.47%                 8.34%                 6.40%
Service Shares (9/18/01)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Main Street Fund(R)/VA                            4.43%                 12.04%                4.12%
Non-Service Shares (7/5/95)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Main Street Fund(R)/VA                            4.15%                 11.77%                1.54%
Service Shares (7/13/00)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Main Street Small Cap Fund(R)/VA                  -1.21%                 16.57%                7.85%
Non-Service Shares (5/1/98)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Main Street Small Cap Fund(R)/VA                  -1.39%                 16.35%                10.15%
Service Shares (7/16/01)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
MidCap Fund/VA                                    6.33%                 13.09%                5.33%
Non-Service Shares (8/15/86)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
MidCap Fund/VA                                    6.04%                 12.81%                -5.73%
Service Shares (10/16/00)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Money Fund/VA (4/3/85)                            4.98%                 2.85%                 3.59%
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Strategic Bond Fund/VA                            9.69%                 9.21%                 6.63%
Non-Service Shares (5/3/93)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Strategic Bond Fund/VA                            9.55%                 8.87%                 7.84%
Service Shares (3/19/01)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Value Fund/VA                                     5.70%                 9.89%                  n/a
Service Shares (9/15/06)
----------------------------------------- ---------------------- --------------------- ---------------------
----------------------------------------- ---------------------- --------------------- ---------------------
Value Fund/VA                                     5.89%                 13.57%                 n/a
Non-Service Shares (1/2/03)
----------------------------------------- ---------------------- --------------------- ---------------------

     Other Performance Comparisons. The Funds compare their performance annually to that of an  appropriate  broadly-based  market index in its Annual  Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers shown on the cover of this SAI. The Funds may also compare their performance to that of other investments, including other mutual  funds,  or  use  rankings  of its  performance  by  independent  ranking entities. Examples of these performance comparisons are set forth below.

     |X| Lipper Rankings. From time to time the Funds may publish the ranking of their performance of each class of shares by Lipper, Inc. ("Lipper").  Lipper is a widely-recognized  independent mutual fund monitoring service. Lipper monitors the  performance of regulated  investment  companies,  including the Funds,  and ranks their  performance for various  periods in categories  based on investment styles. The Lipper performance  rankings are based on total returns that include the reinvestment of capital gain  distributions  and income dividends but do not
take  sales  charges  or  taxes  into   consideration.   Lipper  also  publishes
"peer-group"  indices of the  performance of all mutual funds in a category that it  monitors  and  averages  of the  performance  of  the  funds  in  particular categories.

     |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Funds may  include  in  advertisements  and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Funds' classes of shares may be compared in  publications  to the performance of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors  may also wish to compare the returns on the Funds' share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Funds'  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Funds may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment,  or based upon surveys of  investors,  brokers,  insurance sponsors, shareholders or others.

     From time to time the Funds may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Funds and other  Oppenheimer  funds.  The combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Funds and the total return  performance of other  Oppenheimer funds included in the account.  Additionally,  from time to time, the Funds' advertisements and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic conditions. That may include, for example,

     o information  about the  performance of certain  securities or commodities markets or segments of those markets,

     o  information  about  the  performance  of  the  economies  of  particular countries or regions,

     o the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,

     o the  availability  of  different  types of  securities  or  offerings  of securities,

     o information  relating to the gross national or gross domestic  product of the United States or other countries or regions,

     o  comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Funds.

ABOUT YOUR ACCOUNT

How to Buy and Sell Shares

     Shares  of the Funds  are sold to  provide  benefits  under  variable  life insurance  policies and variable  annuity and other insurance  company  separate accounts,  as explained in the  Prospectuses  of the Funds and of the  insurance product you have selected.  Instructions  from an investor to buy or sell shares of a Fund  should  be  directed  to the  insurance  sponsor  for the  investor's separate account, or that insurance sponsor's agent.

     |X|  Allocation of Expenses.  Each Fund pays expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those expenses are paid out of each Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     For each  Fund  that  has  more  than  one  class  of  shares  outstanding, methodology for calculating the net asset value,  dividends and distributions of each Fund's share classes  recognizes  two types of expenses.  General  expenses that do not pertain  specifically to any one class are allocated pro rata to the shares of all classes.  The  allocation  is based on the  percentage of a Fund's total assets that is represented  by the assets of each class,  and then equally to each  outstanding  share within a given class.  Such general expenses include management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional Information and
other  materials  for  current  shareholders,  fees  to  unaffiliated  Trustees, custodian  expenses,  share issuance  costs,  organization  and start-up  costs, interest,  taxes and brokerage commissions,  and non-recurring expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

     Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Funds are  determined as of the close of business of the  NYSE on each day that  the  NYSE is  open.  The  calculation  is done by dividing the value of a Fund's net assets  attributable to a class by the number of shares of that class that are  outstanding.  The NYSE normally closes at 4:00
p.m.,  Eastern time,  but may close earlier on some other days (for example,  in case of weather  emergencies  or on days  falling  before a U.S.  holiday).  All references  to time in this SAI mean  "Eastern  time."  The NYSE's  most  recent annual  announcement  (which is subject to change)  states that it will close on
New Year's Day,  Martin  Luther King,  Jr. Day,  Presidents'  Day,  Good Friday,
Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day and Christmas Day.
It may also close on other days.

     Dealers other than NYSE members may conduct  trading in certain  securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Funds' net asset values will not be  calculated  on those days,  the Funds' net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem
shares.   Additionally,   trading   on  many   foreign   stock   exchanges   and
over-the-counter markets normally is completed before the close of the NYSE.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but  before  the close of the NYSE,  will not be  reflected  in the
Funds'  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Funds' Board of Trustees  has  established procedures  for  the  valuation  of the  Funds'  securities.  In  general  those procedures for all Funds other than Money Fund/VA are as follows:

     o Equity  securities  traded on a U.S.  securities  exchange  are valued as follows:

     (1) if last sale information is regularly reported,  they are valued at the last reported sale price on the principal  exchange on which they are traded, on that day, or

     (2) if last sale information is not available on a valuation date, they are valued at the last  reported sale price  preceding  the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     o Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:

     (1) at the last sale price available to the pricing service approved by the
Board of Trustees, or

     (2) at the last sale price  obtained by the Manager  from the report of the principal  exchange on which the security is traded at its last trading  session on or immediately before the valuation date, or

     (3) at the mean  between the "bid" and  "asked"  prices  obtained  from the principal  exchange  on  which  the  security  is  traded  or,  on the  basis of reasonable inquiry, from two market makers in the security.

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Funds'  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry.

     o The  following  securities  are valued at the mean  between the "bid" and
"asked" prices  determined by a pricing service  approved by the Funds' Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry:

     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued,

     (2) debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and

     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing prices in the New York foreign  exchange market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded,  as determined by a pricing service  approved by the Board of  Trustees  or by the  Manager.  If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing  "bid" and "asked"  prices on the  principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal  exchange on the valuation  date. If the put, call or future is not  traded on an  exchange,  it shall be valued by the mean  between  "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

     When a Fund writes an option,  an amount  equal to the premium  received is included in that Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Funds' gain on  investments,  if a call or put written by a Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by a Fund  expires,  that  Fund  has a gain in the  amount  of the premium.  If a Fund enters into a closing purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If a Fund  exercises a put it holds,  the amount that Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by that Fund.

     Money  Fund/VA Net Asset  Valuation  Per Share.  Money Fund/VA will seek to maintain a net asset  value of $1.00 per share for  purchases  and  redemptions.
There can be no assurance it will be able to do so. Money Fund/VA operates under
Rule 2a-7 under  which it may use the  amortized  cost  method of valuing  their shares.  The Funds' Board of Trustees has adopted  procedures  for that purpose.
The amortized cost method values a security initially at its cost and thereafter assumes a constant  amortization  of any premium or accretion  of any  discount, regardless of the impact of  fluctuating  interest  rates on the market value of the security. This method does not take into account unrealized capital gains or losses.

     The  Funds'  Board of  Trustees  has  established  procedures  intended  to stabilize Money Fund/VA's net asset value at $1.00 per share. If Money Fund/VA's net asset  value per share  were to deviate  from $1.00 by more than 0.5%,  Rule
2a-7  requires the Board  promptly to consider  what action,  if any,  should be taken.  If the Trustees find that the extent of any such deviation may result in material  dilution or other unfair effects on shareholders,  the Board will take whatever steps it considers  appropriate to eliminate or reduce such dilution or unfair effects,  including,  without  limitation,  selling portfolio  securities prior to maturity,  shortening the average  portfolio  maturity,  withholding or reducing  dividends,  reducing  the  outstanding  number  of shares of that Fund without  monetary  consideration,  or  calculating  net asset value per share by using available market quotations.

     As  long as  Money  Fund/VA  uses  Rule  2a-7,  it must  abide  by  certain conditions  described in the  Prospectus  which limit the maturity of securities that Fund buys.  Under Rule 2a-7,  the  maturity of an  instrument  is generally considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made), with special exceptions  for certain  variable  rate demand and  floating  rate  instruments.
Repurchase agreements and securities loan agreements are, in general, treated as having maturity equal to the period scheduled until repurchase or return,  or if subject to demand, equal to the notice period.

     While amortized cost method provides  certainty in valuation,  there may be periods  during which the value of an  instrument,  as  determined  by amortized cost,  is higher or lower than the price Money  Fund/VA would receive if it sold the instrument.  During periods of declining  interest rates, the daily yield on shares of that Fund may tend to be lower  (and net  investment  income and daily dividends  higher)  than market  prices or  estimates  of market  prices for its portfolio.  Thus, if the use of amortized  cost by the funds resulted in a lower aggregate  portfolio value on a particular day, a prospective  investor in Money
Fund/VA  would be able to obtain a somewhat  higher yield than would result from investment in a fund utilizing solely market values,  and existing  investors in that Fund would receive less investment income than if Money Fund/VA were priced at market value. Conversely,  during periods of rising interest rates, the daily yield on shares of that Fund  will  tend to be higher  and its  aggregate  value lower than that of a portfolio  priced at market value.  A prospective  investor would  receive a lower yield than from an  investment  in a portfolio  priced at market  value,  while  existing  investors in Money  Fund/VA  would receive more investment income than if that Fund were priced at market value.

     Payments "In Kind". The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Global Securities  Fund/VA,  Main Street Fund(R)/VA
and Strategic  Bond Fund/VA may determine  that it would be  detrimental  to the best interests of the remaining shareholders of those Funds to make payment of a redemption  order wholly or partly in cash. In that case,  the Funds may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid portfolio securities from the portfolio of the Funds, in lieu of cash. The Board of Trustees of the Fund has adopted  procedures  for "in kind"  redemptions.  In accordance with the procedures,  the Board of Trustees of a Fund may be required to approve an "in kind"  redemption paid to a shareholder  that holds 5% or more of the shares of any class,  or of all outstanding  shares,  of that Fund, or to any other  shareholder  that may be deemed to be an  "affiliated  person"  under section 2(a)(3) of the Investment Company Act.

     Each of Oppenheimer  Global  Securities  Fund/VA,  Oppenheimer  Main Street
Fund(R)/VA and Oppenheimer  Strategic Bond Fund/VA has elected to be governed by
Rule  18f-1  under  the  Investment  Company  Act.  Under  that  rule,  each  of
Oppenheimer  Global Securities  Fund/VA,  Oppenheimer Main Street Fund(R)/VA and
Oppenheimer  Strategic Bond Fund/VA is obligated to redeem shares solely in cash up to the  lesser of  $250,000  or 1% of the net  assets  of such Fund  redeemed during any 90-day  period for any one  shareholder.  As of the date of this SAI, those  Funds  intend  to  redeem  shares  in kind  only  under  certain  limited circumstances  (such as redemptions of substantial  amounts by shareholders that have consented to such in kind redemptions). If shares are redeemed in kind, the redeeming  shareholder  may  incur  brokerage  or  other  costs in  selling  the securities.  Each of Oppenheimer  Global  Securities  Fund/VA,  Oppenheimer Main
Street  Fund(R)/VA and Oppenheimer  Strategic Bond Fund/VA will value securities used to pay  redemptions  in kind  using  the same  method  it uses to value its portfolio  securities  described above under  "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the redemption  price is determined.

Dividends, Capital Gains and Taxes

     Dividends  and  Distributions.  The Funds have no fixed  dividend  rate and there can be no assurance as to the payment of any dividends or the  realization of any capital gains. The dividends and distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the composition of the Funds'  portfolio,  and expenses borne by the Fund or borne  separately by a class  (if more  than  one  class  of  shares  is  outstanding).  Dividends  are calculated  in the same manner,  at the same time,  and on the same day for each class of shares.  Dividends on Service shares and Class 4 Shares are expected to be lower because of the  additional  expenses for those shares.  Dividends  will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

     Taxes.  Each Fund is treated as a separate  entity for  federal  income tax purposes. Each Fund intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Code. As a regulated  investment  company, each Fund is required to distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting  generally of net investment  income,  net  short-term  capital  gain,  and net gains from certain foreign  currency  transactions).  To  qualify  for  treatment  as  a  regulated
investment   company,   a  Fund  must  meet   certain   income   source,   asset
diversification and income distribution requirements.  If each Fund qualifies as a "regulated  investment  company" and complies with the relevant  provisions of the Code,  each Fund will be relieved  of federal  income tax on the part of its net ordinary  income and realized net capital gain which it  distributes  to the separate accounts. If a Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state,  corporate taxes on its taxable income and gains.  Furthermore,  distributions to its shareholders  will constitute  ordinary  dividend  income to the  extent of such  Fund's  available earnings and profits,  and insurance policy and product holders could be subject to current tax on distributions received with respect to Fund shares.

     Each Fund supports variable life insurance,  variable annuity contracts and other insurance  company  separate  accounts and therefore must, and intends to, comply with the  diversification  requirements  imposed by section 817(h) of the
Code and the regulations hereunder. These requirements place certain limitations on the  proportion of each Fund's assets that may be  represented  by any single investment  (which includes all securities of the issuer) and are in addition to the diversification requirements applicable to such Fund's status as a regulated
investment  company.  For  these  purposes,   each  U.S.  Government  agency  or
instrumentality  is treated as a separate  issuer,  while a  particular  foreign government and its agencies,  instrumentalities,  and political subdivisions are all considered the same issuer.

     Generally, a regulated investment company must distribute substantially all of its ordinary  income and capital  gains in  accordance  with a calendar  year distribution  requirement  in order to avoid a  nondeductible  4% federal excise tax.  However,  the excise tax does not apply to a Fund whose only  shareholders are certain  tax-exempt  trusts or segregated  asset  accounts of life insurance companies  held in  connection  with  variable  contracts.  The Funds  intend to qualify for this  exemption  or to make  distributions  in  accordance  with the calendar  year  distribution  requirements  and  therefore  do not  expect to be subject to this excise tax.

     Foreign  Taxes.  Investment  income  received from sources  within  foreign countries may be subject to foreign  income taxes.  In this regard,  withholding tax rates in countries  with which the United  States does not have a tax treaty are  often  as high as 30% or more.  The  United  States  has  entered  into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax (generally 10-15%) or to certain exemptions from tax. Each Fund will operate so as to qualify for such reduced tax rates or tax  exemptions  whenever possible.  While insurance  policy and product holders will bear the cost of any foreign tax withholding,  they will not be able to claim a foreign tax credit or deduction for taxes paid by the Fund.

     The Funds that may invest in foreign  securities,  may invest in securities of  "passive  foreign  investment  companies"  ("PFICs").  A PFIC  is a  foreign corporation that, in general,  meets either of the following tests: (1) at least
75% of the its gross income is passive; or (2) an average of at least 50% of its assets  produce,  or are held for the  production  of,  passive  income.  A Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment return of a Fund making such investments. The owners of variable annuities,  variable life insurance products and other  insurance  company  separate  accounts  investing  in such Fund would effectively bear the cost of these taxes and interest charges. In certain cases, a Fund may be eligible to make certain  elections  with respect to securities of
PFICs that could reduce taxes and interest charges payable by the Fund. However, no assurance can be given that such elections can or will be made.

     This is a general and abbreviated  summary of the applicable  provisions of the Code and  Treasury  Regulations  currently in effect as  interpreted  by the
Courts and the Internal Revenue Service.  For further  information,  consult the prospectus  and/or  statement  of  additional  information  for your  particular insurance product, as well as your own tax advisor.

Additional Information About the Funds

     The Transfer Agent.  OppenheimerFunds  Services, the Funds' Transfer Agent,
is a division of the Manager.  It serves as the Transfer Agent for an annual per account fee. The Transfer  Agent has  voluntarily  agreed to limit  transfer and shareholder  servicing  agent  fees to 0.35% per annum of shares of any class of any Fund. That undertaking may be amended or withdrawn at any time. The Transfer
Agent  acts  as  shareholder   servicing  agent  for  other  Oppenheimer  funds.
Information  about your  investment in the Funds  through your variable  annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Funds' Transfer
Agent does not hold or have access to those records.  Instructions for buying or selling  shares of the Funds  should be given to your  insurance  company or its servicing agent, not directly to the Funds or its Transfer Agent.

     The  Custodian.  J.P.  Morgan  Chase  Bank is the  custodian  of the Funds'
assets. The custodian's  responsibilities  include  safeguarding and controlling the Funds' portfolio  securities and handling the delivery of such securities to and from the Funds.  It is the practice of the Funds to deal with the  custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Funds' cash balances with the custodian in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

     Independent  Registered Public  Accounting Firm.  Deloitte & Touche LLP
serves as the  independent  registered  public  accounting  firm for the  Funds.
Deloitte &  Touche LLP audits the Funds'  financial  statements and performs other  related  audit  services.  Deloitte  &  Touche  LLP also  acts as the independent registered public accounting firm for certain other funds advised by the  Manager  and its  affiliates.  Audit and  non-audit  services  provided  by
Deloitte  &  Touche  LLP to the  Funds  must be  pre-approved  by the  Audit
Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER BALANCED FUND/VA:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer  Balanced  Fund/VA (the "Fund"),  a series of  Oppenheimer  Variable
Account Funds, including the statement of investments,  as of December 31, 2007, and the related  statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.

     These financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not  required to have,  nor were we engaged to perform,  an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of  securities  owned  as of  December  31,  2007,  by  correspondence  with the custodian  and  brokers;  where  replies  were not  received  from  brokers,  we performed  other  auditing  procedures.  We believe  that our  audits  provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007,  the results of its  operations  for the year then ended,  the  changes  in its net  assets for each of the two years in the period then  ended,  and the  financial  highlights  for each of the five  years in the period then ended, in conformity with accounting  principles  generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--51.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.5%
--------------------------------------------------------------------------------
MEDIA--5.1%
Liberty Global, Inc., Series A 1                      338,018   $    13,246,925
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                      342,790        12,542,686
                                                                ----------------
                                                                     25,789,611

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Office Depot, Inc. 1                                   77,400         1,076,634
--------------------------------------------------------------------------------
OfficeMax, Inc.                                        50,500         1,043,330
                                                                ----------------
                                                                      2,119,964

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.7%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Costco Wholesale Corp.                                 75,100         5,238,976
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
ConAgra Foods, Inc.                                    71,900         1,710,501
--------------------------------------------------------------------------------
TOBACCO--4.3%
Altria Group, Inc.                                    176,030        13,304,347
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                            100,140         8,541,942
                                                                ----------------
                                                                     21,846,289

--------------------------------------------------------------------------------
ENERGY--3.9%
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.9%
BP plc, ADR                                            45,120         3,301,430
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     102,610         9,613,531
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                            30,600         3,526,344
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                     69,490         3,366,103
                                                                ----------------
                                                                     19,807,408

--------------------------------------------------------------------------------
FINANCIALS--7.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.9%
UBS AG 2                                              253,343        11,754,198
--------------------------------------------------------------------------------
UBS AG 2                                               64,600         2,971,600
                                                                ----------------
                                                                     14,725,798

--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.3%
Wachovia Corp.                                        175,445         6,672,173
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Bank of America Corp.                                 191,038         7,882,228
--------------------------------------------------------------------------------
INSURANCE--1.3%
Everest Re Group Ltd.                                  42,480         4,264,992
--------------------------------------------------------------------------------
National Financial Partners Corp.                      54,600         2,490,306
                                                                ----------------
                                                                      6,755,298

--------------------------------------------------------------------------------
HEALTH CARE--7.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.7%
Amicus Therapeutics, Inc. 1                            86,800           933,100
--------------------------------------------------------------------------------
deCODE genetics, Inc. 1                               193,500           712,080
--------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                         263,700         2,753,028

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Orexigen Therapeutics, Inc. 1                         173,230   $     2,468,528
--------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                         255,000         1,754,400
                                                                ----------------
                                                                      8,621,136

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Beckman Coulter, Inc.                                  37,430         2,724,904
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Medco Health Solutions, Inc. 1                         21,200         2,149,680
--------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1               136,100         1,991,143
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      31,300         2,745,949
                                                                ----------------
                                                                      6,886,772

--------------------------------------------------------------------------------
PHARMACEUTICALS--4.1%
Abbott Laboratories                                    56,500         3,172,475
--------------------------------------------------------------------------------
Medicines Co. (The) 1                                 184,570         3,536,361
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                              230,900         3,246,454
--------------------------------------------------------------------------------
Novartis AG, ADR                                       93,160         5,059,520
--------------------------------------------------------------------------------
Schering-Plough Corp.                                 220,000         5,860,800
                                                                ----------------
                                                                     20,875,610

--------------------------------------------------------------------------------
INDUSTRIALS--4.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.1%
Orbital Sciences Corp. 1                               74,024         1,815,068
--------------------------------------------------------------------------------
United Technologies Corp.                             115,540         8,843,432
                                                                ----------------
                                                                     10,658,500

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Sinomem Technology Ltd. 1                           1,664,000         1,027,374
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.6%
Siemens AG, Sponsored ADR                              51,900         8,166,984
--------------------------------------------------------------------------------
MACHINERY--0.7%
Navistar International Corp. 1                         64,600         3,501,320
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc. 1                                 155,250         4,202,618
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
International Business Machines Corp.                  39,310         4,249,411
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.0%
CalAmp Corp. 1                                             19                53
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc. 1                                          122,690         4,072,081
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                   3,300         2,281,884
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        114,820         2,670,713
                                                                ----------------
                                                                      9,024,678

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Texas Instruments, Inc.                               135,130         4,513,342

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SOFTWARE--7.9%
Microsoft Corp.                                       330,400   $    11,762,240
--------------------------------------------------------------------------------
Novell, Inc. 1                                        394,040         2,707,055
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                      206,520         5,355,064
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1               1,083,450        19,989,653
                                                                ----------------
                                                                     39,814,012

--------------------------------------------------------------------------------
MATERIALS--2.1%
--------------------------------------------------------------------------------
CHEMICALS--0.3%
Lubrizol Corp. (The)                                   26,400         1,429,824
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
Texas Industries, Inc.                                 15,060         1,055,706
--------------------------------------------------------------------------------
Vulcan Materials Co.                                   16,180         1,279,676
                                                                ----------------
                                                                      2,335,382

--------------------------------------------------------------------------------
METALS & MINING--1.4%
Carpenter Technology Corp.                             48,800         3,668,296
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce,
Sponsored ADR                                         120,540         3,372,709
                                                                ----------------
                                                                      7,041,005

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
AT&T, Inc.                                         123,200         5,120,192
--------------------------------------------------------------------------------
XO Holdings, Inc. 1                                        85               176
                                                                ----------------
                                                                      5,120,368

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                   250,000         3,282,500
--------------------------------------------------------------------------------
UTILITIES--0.9%
--------------------------------------------------------------------------------
ENERGY TRADERS--0.9%
AES Corp. (The) 1                                     149,600         3,199,944
--------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                 176,900         1,263,066
                                                                ----------------
                                                                      4,463,010
                                                                ----------------
Total Common Stocks (Cost $200,887,779)                             260,487,049

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 1,3                           171                34
Series B Wts., Exp. 1/16/10 1,3                           128                17
Series C Wts., Exp. 1/16/10 1,3                           128                 6
                                                                ----------------
Total Rights, Warrants and Certificates (Cost $0)                            57

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.1%
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.009%,
4/20/09 4,5                                         $ 246,667   $       246,646
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.345%, 5/25/34 5             830,484           782,392
--------------------------------------------------------------------------------
Capital One Prime Auto Receivables
Trust, Automobile Asset-Backed
Certificates, Series 2005-1,
Cl. A4, 5.048%, 4/15/11 5                           2,490,000         2,480,959
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                   180,000           169,565
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2,
Cl. AF2, 4.922%, 8/25/35 5                             39,393            39,301
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 5.605%, 2/25/33 5               18,836            16,867
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-11, Asset-Backed Certificates,
Series 2005-11, Cl. AF2, 4.657%, 2/25/36              320,000           318,075
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 5           360,000           346,985
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-17, Asset-Backed Certificates,
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 5           240,000           238,162
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 4.985%, 12/25/29 5           480,000           449,280
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust,
Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10                460,000           458,635
--------------------------------------------------------------------------------
Household Home Equity
Loan Trust, Home Equity Loan
Pass-Through Certificates:
Series 2005-3, Cl. A1, 5%, 1/20/35 5                  351,832           343,834
Series 2006-4, Cl. A2V, 5.059%, 3/20/36 5             180,000           169,602
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg.
Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 5             294,330           295,245
--------------------------------------------------------------------------------
MBNA Credit Card Master
Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.378%, 3/15/16 5           1,710,000         1,654,405
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 4.965%, 7/1/36 5            1,100,000         1,071,141
--------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust,
Home Equity Mtg. Asset-Backed
Pass-Through Certificates,
Series 2006-KS7, Cl. A2, 4.965%, 9/25/36 5            800,000           782,527

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Structured Asset Investment
Loan Trust, Mtg. Pass-Through
Certificates, Series 2006-BNC3,
Cl. A2, 4.905%, 9/25/36 5                        $    456,035   $       445,582
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35              172,454           172,646
                                                                ----------------
Total Asset-Backed Securities (Cost $10,793,074)                     10,481,849

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--35.3%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.6%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.5%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19-7/15/19                              1,851,371         1,820,291
5%, 12/15/32-12/15/34                               3,193,911         3,122,256
6%, 3/15/33                                           289,795           295,151
6.50%, 4/15/18-4/15/34                              2,717,738         2,819,357
7%, 5/15/29-11/15/32                                1,176,129         1,234,408
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS, 6.728%, 3/25/36 5             358,687           398,134
Series 2043, Cl. ZP, 6.50%, 4/15/28                   584,727           607,667
Series 2055, Cl. ZM, 6.50%, 5/15/28                   333,809           345,164
Series 2075, Cl. D, 6.50%, 8/15/28                    819,666           855,937
Series 2080, Cl. Z, 6.50%, 8/15/28                    217,216           226,622
Series 2461, Cl. PZ, 6.50%, 6/15/32                   742,753           776,355
Series 2500, Cl. FD, 5.528%, 3/15/32 5                102,137           102,248
Series 2526, Cl. FE, 5.428%, 6/15/29 5                151,498           151,123
Series 2538, Cl. F, 5.628%, 12/15/32 5              1,577,753         1,589,140
Series 2551, Cl. FD, 5.428%, 1/15/33 5                117,009           117,528
Series 2676, Cl. KY, 5%, 9/15/23                      298,000           289,858
Series 3025, Cl. SJ, 6.316%, 8/15/35 5                117,499           133,700
Series 3094, Cl. HS, 5.949%, 6/15/34 5                223,951           244,323
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 4.832%, 6/1/26 6                  203,247            46,876
Series 183, Cl. IO, 3.419%, 4/1/27 6                  328,172            74,976
Series 184, Cl. IO, 9.097%, 12/1/26 6                 356,349            80,995
Series 192, Cl. IO, 8.182%, 2/1/28 6                   96,927            23,523
Series 200, Cl. IO, 7.261%, 1/1/29 6                  116,803            27,146
Series 2130, Cl. SC, 3.243%, 3/15/29 6                256,652            24,868
Series 216, Cl. IO, 9.04%, 12/1/31 6                  186,133            45,100
Series 224, Cl. IO, 5.666%, 3/1/33 6                  584,674           137,246
Series 243, Cl. 6, 15.199%, 12/15/32 6                360,732            76,102
Series 2796, Cl. SD, (2.097)%, 7/15/26 6              369,248            32,717
Series 2802, Cl. AS, 5.232%, 4/15/33 6                560,461            37,833
Series 2920, Cl. S, (4.806)%, 1/15/35 6             2,025,249           144,025
Series 3000, Cl. SE, 11.913%, 7/15/25 6             2,092,083           112,216
Series 3110, Cl. SL, 24.355%, 2/15/26 6               299,599            15,311

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 5.952%, 6/1/26 7             $     89,447   $        73,790
Series 192, Cl. PO, 7.631%, 2/1/28 7                   96,926            76,656
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                              9,538,401         9,387,885
5%, 12/25/17-9/25/35                               23,647,833        23,433,616
5.50%, 9/25/20-11/25/34                            16,349,527        16,367,983
5.50%, 4/25/34 8                                    3,201,269         3,204,143
5.50%, 1/1/22 9                                     1,560,000         1,580,232
5.50%, 12/25/33 10                                    276,442           276,690
6%, 8/25/32-8/25/34                                10,310,649        10,505,184
6%, 1/1/22 9                                        4,324,000         4,424,667
6.50%, 6/25/17-10/25/30                             4,957,664         5,143,159
7%, 11/25/17-11/25/35                               2,604,667         2,736,807
7.50%, 1/25/33                                        354,746           379,542
8.50%, 7/25/32                                         13,263            14,288
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                  701,769           740,109
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23               679,809           704,156
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                  614,563           633,977
Trust 1998-61, Cl. PL, 6%, 11/25/28                   320,706           329,081
Trust 2001-50, Cl. NE, 6%, 8/25/30                      3,324             3,312
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                844,160           878,543
Trust 2001-70, Cl. LR, 6%, 9/25/30                     70,137            70,365
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                 299,436           305,765
Trust 2002-9, Cl. PC, 6%, 3/25/17                     705,667           730,240
Trust 2003-130, Cl. CS, 4.37%, 12/25/33 5             200,395           189,494
Trust 2003-28, Cl. KG, 5.50%, 4/25/23               1,052,000         1,058,861
Trust 2003-84, Cl. PW, 3%, 6/25/22                    247,362           245,773
Trust 2004-101, Cl. BG, 5%, 1/25/20                 1,110,000         1,113,689
Trust 2005-59, Cl. NQ, 4.713%, 5/25/35 5              368,766           368,815
Trust 2006-24, Cl. DB, 5.50%, 4/25/26               1,000,000         1,016,553
Trust 2006-46, Cl. SW, 6.362%, 6/25/36 5              265,835           291,702
Trust 2006-50, Cl. KS, 6.362%, 6/25/36 5              701,896           747,106
Trust 2006-50, Cl. SA, 6.362%, 6/25/36 5              212,838           226,851
Trust 2006-50, Cl. SK, 6.362%, 6/25/36 5              661,780           703,990
Trust 2006-64, Cl. MD, 5.50%, 7/25/36               2,983,000         2,961,196
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-65, Cl. S, 11.769%, 11/25/31 6             960,702           124,080
Trust 2001-81, Cl. S, 7.034%, 1/25/32 6               206,136            22,202
Trust 2002-47, Cl. NS, 2.892%, 4/25/32 6              450,343            49,616
Trust 2002-51, Cl. S, 3.029%, 8/25/32 6               413,521            46,440
Trust 2002-52, Cl. SD, (0.581)%, 9/25/32 6            456,108            74,248
Trust 2002-77, Cl. SH, 5.015%, 12/18/32 6             277,393            27,352
Trust 2002-84, Cl. SA, 12.932%, 12/25/32 6            843,064            97,895
Trust 2002-9, Cl. MS, 3.665%, 3/25/32 6               305,359            33,003
Trust 2003-118, Cl. S, 9.431%, 12/25/33 6           1,736,016           298,387
Trust 2003-33, Cl. SP, 9.135%, 5/25/33 6              923,084           119,839

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2003-4, Cl. S, 12.143%, 2/25/33 6          $    536,737   $        65,468
Trust 2003-46, Cl. IH, 5.41%, 6/25/33 6             3,142,299           713,148
Trust 2004-54, Cl. DS, (2.17)%, 11/25/30 6            402,482            32,348
Trust 2005-19, Cl. SA, 1.188%, 3/25/35 6            5,294,603           376,497
Trust 2005-40, Cl. SA, 0.806%, 5/25/35 6            1,116,786            76,846
Trust 2005-6, Cl. SE, 3.23%, 2/25/35 6              1,427,895           123,933
Trust 2005-71, Cl. SA, 8.893%, 8/25/25 6            1,321,263           102,800
Trust 2005-87, Cl. SE, 12.322%, 10/25/35 6          2,633,178           183,697
Trust 2005-87, Cl. SG, 14.11%, 10/25/35 6           2,617,854           245,297
Trust 2006-33, Cl. SP, 15.444%, 5/25/36 6           2,859,044           264,070
Trust 222, Cl. 2, 14.005%, 6/1/23 6                   743,130           175,998
Trust 233, Cl. 2, 13.987%, 8/1/23 6                   632,466           148,253
Trust 240, Cl. 2, 18.465%, 9/1/23 6                 1,182,260           271,838
Trust 252, Cl. 2, 14.848%, 11/1/23 6                  559,095           137,916
Trust 273, Cl. 2, 13.105%, 8/1/26 6                   157,485            35,759
Trust 319, Cl. 2, 11.165%, 2/1/32 6                   203,976            47,383
Trust 321, Cl. 2, 6.52%, 4/1/32 6                   2,116,450           490,563
Trust 331, Cl. 9, 15.5%, 2/1/33 6                     573,893           142,287
Trust 334, Cl. 17, 22.855%, 2/1/33 6                  331,327            76,489
Trust 339, Cl. 7, 9.391%, 7/1/33 6                  2,198,745           519,597
Trust 342, Cl. 2, 8.143%, 9/1/33 6                    236,480            55,368
Trust 344, Cl. 2, 5.034%, 12/1/33 6                 4,014,024           920,391
Trust 345, Cl. 9, 8.864%, 1/1/34 6                    791,799           188,389
Trust 362, Cl. 12, 9.377%, 8/1/35 6                 1,361,093           315,057
Trust 362, Cl. 13, 9.359%, 8/1/35 6                   754,680           173,305
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184,
Cl. M, 5.602%, 9/25/23 7                              257,009           210,051
                                                                ----------------
                                                                    113,918,226

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National
Mortgage Assn., 8%, 4/15/23                           140,412           151,639
--------------------------------------------------------------------------------
Government National
Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 8.395%, 1/16/27 6             421,622            42,431
Series 2002-15, Cl. SM, 5.989%, 2/16/32 6             506,664            78,135
Series 2002-76, Cl. SY, 6.388%, 12/16/26 6          1,033,840           100,553
Series 2004-11, Cl. SM, 1.721%, 1/17/30 6             345,027            55,922
                                                                ----------------
                                                                        428,680

--------------------------------------------------------------------------------
NON-AGENCY--12.7%
--------------------------------------------------------------------------------
COMMERCIAL--5.5%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43              1,050,000         1,037,728
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                653,847           664,983

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8,
Cl. 5A1, 6.50%, 5/25/32                          $    540,804   $       551,173
--------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass
Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 4.965%, 8/25/08 5             262,730           262,489
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc. 2006-WF1, Asset-Backed
Pass-Through Certificates,
Series 2006-WF1,
Cl. A2B, 5.536%, 3/1/36                               260,000           259,945
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4
Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 2007-CD4,
Cl. A2B, 5.205%, 12/11/49                             570,000           569,910
Series 2007-CD4,
Cl. A4, 5.322%, 12/1/49                               940,000           939,004
--------------------------------------------------------------------------------
CitiMortgage Alternative
Loan Trust 2006-A5
Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2006-A5,
Cl. 1A1, 5.265%, 10/25/36 5                         1,499,714         1,422,638
Series 2006-A5,
Cl. 1A13, 5.315%, 10/25/36 5                          790,610           773,039
--------------------------------------------------------------------------------
Deutsche Alt-A Securities
Mortgage Loan Trust,
Mtg. Pass-Through Certificates:
Series 2006-AB2,
Cl. A7, 5.961%, 6/25/36                               446,660           446,580
Series 2006-AB4,
Cl. A1A, 6.005%, 10/25/36                             974,449           974,398
Series 2006-AB3,
Cl. A7, 6.36%, 7/1/36                                 138,552           138,666
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates,
Series 2004-FA2,
Cl. 3A1, 6%, 1/25/35                                  401,491           386,458
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates,
Series 2007-FA2,
Cl. 1A1, 5.50%, 4/25/37                               509,545           503,357
--------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America
Commercial Mtg. Trust,
Pass-Through Certificates,
Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                               275,227           275,038

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45          $    620,000   $       617,861
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42              890,000           879,376
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37              680,000           681,612
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39            2,240,000         2,253,859
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42             260,000           257,336
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42             890,000           884,597
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49            210,000           210,306
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44          1,140,000         1,155,187
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51             510,000           520,880
--------------------------------------------------------------------------------
LB-UBS Commercial
Mortgage Trust, Commercial
Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30               740,000           738,893
Series 2007-C1, Cl. A2, 5.318%, 1/15/12               910,000           914,413
Series 2007-C1, Cl. A4, 5.424%, 2/11/40               810,000           815,072
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                33,581            33,462
Series 2004-6, Cl. 10A1, 6%, 7/25/34                  833,985           825,975
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6,
Cl. A1B, 6.59%, 3/15/30                               119,995           120,282
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                               983,000         1,042,437
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33               380,889           378,998
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through Certificates,
Series 2007-QS6,
Cl. A114, 5.75%, 4/25/37                              715,081           706,859
--------------------------------------------------------------------------------
Residential Asset Securitization
Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB,
Cl. A5, 6%, 9/25/36                                   992,247           990,418
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C17,
Cl. A2, 4.782%, 3/15/42                             1,450,000         1,443,776

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
Wachovia Bank Commercial
Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C29,
Cl. A2, 5.272%, 11/15/48                          $   256,000   $       256,599
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates:
Series 2003-AR9,
Cl. 2A, 4.047%, 9/25/33 5                             725,757           721,592
Series 2006-AR8,
Cl. 2A1, 6.133%, 8/25/36 5                          2,106,725         2,106,342
                                                                ----------------
                                                                     27,761,538

--------------------------------------------------------------------------------
MANUFACTURED HOUSING--0.7%
Wells Fargo Mortgage-Backed
Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR12,
Cl. 2A1, 6.102%, 9/25/36 5                          1,646,267         1,649,900
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR2,
Cl. 2A5, 5.10%, 3/25/36 5                           1,908,691         1,894,536
                                                                ----------------
                                                                      3,544,436

--------------------------------------------------------------------------------
MULTIFAMILY--3.9%
Banc of America Mortgage
Securities, Inc., CMO
Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 5            1,164,278         1,160,072
Series 2005-F, Cl. 2A3, 4.716%, 7/25/35 5           1,391,249         1,380,478
--------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4,
Mtg. Pass-Through Certificates,
Series 2006-4,
Cl. 2A1, 5.802%, 10/25/36 5                           756,697           762,512
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5,
Cl. 1A3A, 5.894%, 7/25/36 5                           570,495           575,569
--------------------------------------------------------------------------------
Countrywide Alternative
Loan Trust, CMO:
Series 2008-85CB,
Cl. 2A3, 5.50%, 2/25/36                               860,000           816,887
Series 2004-28CB,
Cl. 2A4, 5.75%, 1/25/35                             1,166,000         1,114,581
--------------------------------------------------------------------------------
Countrywide Home Loans Servicing
LP, Mtg. Pass-Through Certificates:
Series 2003-46,
Cl. 1A2, 4.122%, 1/19/34 5                            994,928         1,007,112
Series 2005-HYB1,
Cl. 5A1, 4.995%, 3/25/35 5                          1,316,398         1,286,367
Series 2007-HY1,
Cl. 1A1, 5.695%, 4/25/37 5                          1,381,563         1,387,549

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MULTIFAMILY Continued
GMAC Mortgage Corp. Loan Trust,
Mtg. Pass-Through Certificates:
Series 2005-AR4,
Cl. 2A1, 5.292%, 7/19/35 5                       $  1,514,658   $     1,519,895
Series 2004-J4,
Cl. A7, 5.50%, 9/25/34                                800,000           765,726
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7,
Mtg. Pass-Through Certificates,
Series 2005-AR7,
Cl. 3A1, 5.152%, 11/25/35 5                         2,221,722         2,219,958
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors
Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2,
Cl. 2A1, 6.007%, 6/25/37 5                          1,866,195         1,876,548
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-AA Trust, Mtg.
Pass-Through Certificates,
Series 2004-AA,
Cl. 2A, 4.993%, 12/25/34 5                            450,730           444,434
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-S Trust, Mtg.
Pass-Through Certificates,
Series 2004-S,
Cl. A1, 3.54%, 9/25/34 5                              378,465           372,697
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates,
Series 2005-AR2,
Cl. 2A2, 4.547%, 3/25/35 5                            277,474           275,257
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates,
Series 2005-AR4,
Cl. 2A2, 4.524%, 4/25/35 5                            456,736           453,062
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10,
Cl. 4A1, 5.56%, 7/25/36 5                             913,730           918,884
Series 2006-AR10,
Cl. 2A1, 5.646%, 7/25/36 5                            704,928           710,211
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR2,
Cl. 2A6, 5.10%, 3/25/36 5                             368,907           366,171
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR6,
Cl. 3A1, 5.093%, 3/25/36 5                            407,950           406,219
                                                                ----------------
                                                                     19,820,189

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
RESIDENTIAL--2.6%
Chase Mortgage Finance Trust
Series 2005-S1, Multiclass Mtg.
Pass-Through Certificates,
Series 2005-S1,
Cl. 1A5, 5.50%, 5/25/35                          $    490,000   $       481,802
--------------------------------------------------------------------------------
Countrywide Alternative
Loan Trust, CMO:
Series 2005-18CB,
Cl. A8, 5.50%, 5/25/36                              1,170,000         1,129,141
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32             1,187,155         1,212,967
--------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan
Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR,
Cl. 5A3, 5.427%, 6/25/36 5                            530,000           532,449
--------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                  691,447           691,154
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 4/25/08                                  577,298           576,653
--------------------------------------------------------------------------------
STARM Mortgage Loan Trust
2007-S1, Mtg. Pass-Through
Certificates, Series 2007-S1,
Cl. 3A1, 5.004%, 8/1/22 5                           2,073,482         2,045,296
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates:
Series 2007-HY6,
Cl. 2A1, 5.702%, 6/25/37 5                          1,306,020         1,289,642
Series 2006-AR12,
Cl. 2A1, 5.75%, 10/25/36 5                          2,053,734         2,041,301
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Loan Trust, Mtg. Pass-Through
Certificates, 2007-A,
Cl. 1A8, 6%, 2/25/37                                1,996,555         2,002,746
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR5,
Cl. 2A2, 5.535%, 4/1/36 5                             801,299           728,308
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2003-6 Trust, Mtg.
Pass-Through Certificates,
Series 2003-6, Cl. 1A1, 5%, 6/25/18                   756,820           752,982
                                                                ----------------
                                                                     13,484,441
                                                                ----------------
Total Mortgage-Backed Obligations
(Cost $176,016,481)                                                 178,957,510

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 9/30/12                                   $    735,000   $       761,012
4.75%, 8/15/17                                        216,000           228,201
                                                                ----------------
Total U.S. Government Obligations (Cost $949,668)                       989,213

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--8.9%
--------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch),
7.125% Sub. Nts., Series B, 10/15/93                  400,000           419,920
--------------------------------------------------------------------------------
Albertson's, Inc.,
8% Sr. Unsec. Debs., 5/1/31                           880,000           897,135
--------------------------------------------------------------------------------
Barclays Bank plc,
6.278% Perpetual Bonds 11                           2,600,000         2,266,888
--------------------------------------------------------------------------------
Belo Corp.,
8% Sr. Unsec. Unsub. Nts., 11/1/08                  1,520,000         1,533,902
--------------------------------------------------------------------------------
Buckeye Partners LP,
4.625% Sr. Nts., 7/15/13                            1,035,000           994,732
--------------------------------------------------------------------------------
Caesars Entertainment, Inc.,
7.50% Sr. Unsec. Nts., 9/1/09 3                     1,195,000         1,270,126
--------------------------------------------------------------------------------
Capmark Financial Group, Inc.,
5.875% Nts., 5/10/12 4                                585,000           463,484
--------------------------------------------------------------------------------
Centex Corp.,
5.80% Sr. Unsec. Nts., 9/15/09                        765,000           704,860
--------------------------------------------------------------------------------
Chancellor Media CCU,
8% Sr. Unsec. Nts., 11/1/08                           845,000           873,557
--------------------------------------------------------------------------------
CIT Group Funding Co. of Canada,
4.65% Sr. Unsec. Nts., 7/1/10                         670,000           637,551
--------------------------------------------------------------------------------
Citigroup, Inc.,
8.30% Jr. Sub. Bonds, 12/21/57 5                      380,000           397,919
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.,
6.25% Nts., 3/15/11                                   710,000           643,002
--------------------------------------------------------------------------------
Coca-Cola Co. (The),
7.375% Unsec. Debs., 7/29/93                          360,000           447,482
--------------------------------------------------------------------------------
Cox Enterprises, Inc.,
4.375% Nts., 5/1/08 4                               1,075,000         1,071,633
--------------------------------------------------------------------------------
CSC Holdings, Inc.,
7.25% Sr. Unsec. Nts., 7/15/08                        845,000           848,169
--------------------------------------------------------------------------------
D.R. Horton, Inc.,
8% Sr. Nts., 2/1/09                                   285,000           277,093
--------------------------------------------------------------------------------
Delhaize America, Inc.,
9% Unsub. Debs., 4/15/31                              606,000           703,673
--------------------------------------------------------------------------------
Dillard's, Inc.,
6.625% Unsec. Nts., 11/15/08 3                        445,000           444,444
--------------------------------------------------------------------------------
Eastman Kodak Co.,
3.625% Nts., Series A, 5/15/08                        465,000           460,350
--------------------------------------------------------------------------------
EchoStar DBS Corp.,
5.75% Sr. Unsec. Nts., 10/1/08                      1,285,000         1,286,606
--------------------------------------------------------------------------------
El Paso Corp.,
6.50% Sr. Unsec. Nts., 6/1/08                         210,000           211,994
--------------------------------------------------------------------------------
Ford Motor Credit Co.,
9.75% Sr. Unsec. Nts., 9/15/10                      2,030,000         1,938,143

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Gap, Inc. (The),
10.05% Unsub. Nts., 12/15/08 5                   $    141,000   $       146,288
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31                                     930,000           782,010
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                          1,850,000         1,675,798
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub.
Perpetual Bonds, Series A 4,11                      3,100,000         2,529,544
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 5                             2,300,000         2,131,412
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC,
5.30% Sr. Unsec. Nts., 12/19/08 4                     610,000           612,242
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc.,
8.375% Sr. Sec. Nts., 11/14/08 3,5                    540,000           552,150
--------------------------------------------------------------------------------
Kaneb Pipe Line Operating
Partnership LP,
5.875% Sr. Unsec. Nts., 6/1/13                        830,000           845,630
--------------------------------------------------------------------------------
Lennar Corp.,
7.625% Sr. Unsec. Nts., 3/1/09                      1,010,000           962,520
--------------------------------------------------------------------------------
Liberty Media Corp.,
7.875% Sr. Nts., 7/15/09                              290,000           295,870
--------------------------------------------------------------------------------
Liberty Media LLC,
7.75% Sr. Nts., 7/15/09                               950,000           974,424
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec.
Unsub. Nts., 12/1/34                                  565,000           449,503
--------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr.
Unsec. Sub. Bonds, 12/15/66 5                       1,710,000         1,572,094
--------------------------------------------------------------------------------
MGM Mirage, Inc.,
6% Sr. Sec. Nts., 10/1/09                           1,305,000         1,305,000
--------------------------------------------------------------------------------
Monongahela Power Co.,
7.36% Unsec. Nts., Series A, 1/15/10                1,030,000         1,085,891
--------------------------------------------------------------------------------
NCR Corp., 7.125% Sr.
Unsec. Unsub. Nts., 6/15/09                           855,000           883,954
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 4                   292,632           288,665
--------------------------------------------------------------------------------
Popular North America, Inc.,
4.70% Nts., 6/30/09                                 1,360,000         1,347,075
--------------------------------------------------------------------------------
Prudential Holdings LLC,
8.695% Bonds, Series C, 12/18/23 4                  1,285,000         1,542,810
--------------------------------------------------------------------------------
Prudential Insurance Co. of
America, 8.30% Nts., 7/1/25 4                       1,110,000         1,312,175
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09               450,000           419,012
--------------------------------------------------------------------------------
Qwest Corp., 5.625%
Unsec. Nts., 11/15/08 3                               131,000           131,000
--------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr.
Unsec. Nts., 12/15/08                                 500,000           521,389
--------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                          25,000            24,400
4% Nts., 1/15/09                                      895,000           862,426

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Standard Pacific Corp., 5.125%
Sr. Unsec. Unsub. Nts., 4/1/09                   $    470,000   $       373,650
--------------------------------------------------------------------------------
TEPPCO Partners LP,
6.125% Nts., 2/1/13                                   490,000           510,987
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts.,
Series E, 10/6/08 3                                   765,000           723,881
--------------------------------------------------------------------------------
Univision Communications, Inc.,
3.875% Sr. Unsec. Nts., 10/15/08                      315,000           309,094
--------------------------------------------------------------------------------
Valero Logistics Operations LP,
6.05% Nts., 3/15/13                                   210,000           214,897
--------------------------------------------------------------------------------
Westar Energy, Inc.,
7.125% Sr. Unsec. Nts., 8/1/09                        985,000         1,016,675
                                                                ----------------
Total Non-Convertible Corporate Bonds
and Notes (Cost $46,483,119)                                         45,195,129

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--3.3%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.03% 12,13
(Cost $16,578,809)                                 16,578,809   $    16,578,809
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE (COST $451,708,930)                            101.1%      512,689,616
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (1.1)       (5,342,326)
                                                 -------------------------------
NET ASSETS                                              100.0%  $   507,347,290
                                                 ===============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

     1. Non-income producing security.

     2. The Fund holds  securities which have been issued by the same entity and that trade on separate exchanges.

     3.  Illiquid  security.  The aggregate  value of illiquid  securities as of
December  31,  2007 was  $3,121,658,  which  represents  0.62% of the Fund's net assets. See Note 9 of accompanying Notes.

     4.  Represents  securities  sold  under Rule  144A,  which are exempt  from registration under the Securities Act of 1933, as amended. These securities have been  determined  to be  liquid  under  guidelines  established  by the Board of
Trustees.  These  securities  amount to  $8,067,199  or 1.59% of the  Fund's net assets as of December 31, 2007.

     5.  Represents the current  interest rate for a variable or increasing rate security.

     6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage  loans.  These  securities  typically decline in price as interest rates decline.  Most other fixed income  securities increase in price when  interest  rates  decline.  The  principal  amount of the underlying  pool  represents  the notional  amount on which current  interest is calculated. The price of these securities is typically more sensitive to changes in prepayment  rates than traditional  mortgage-backed  securities (for example,
GNMA  pass-throughs).  Interest rates disclosed  represent  current yields based upon the  current  cost basis and  estimated  timing  and amount of future  cash flows.  These securities  amount to $7,931,734 or 1.56% of the Fund's net assets as of December 31, 2007.

     7.  Principal-Only  Strips  represent  the  right to  receive  the  monthly principal  payments on an underlying pool of mortgage loans.  The value of these securities  generally  increases as interest rates decline and prepayment  rates rise.  The price of these  securities  is typically  more  volatile than that of coupon-bearing  bonds of the same maturity.  Interest rates disclosed  represent current yields based upon the current cost basis and estimated  timing of future cash  flows.  These  securities  amount to  $360,497  or 0.07% of the Fund's net assets as of December 31, 2007.

     8. All or a portion of the security is held in  collateralized  accounts to cover  initial  margin  requirements  on open futures  contracts.  The aggregate market value of such securities is $2,978,751. See Note 6 of accompanying Notes.

     9.  When-issued  security or delayed  delivery to be delivered  and settled after December 31, 2007. See Note 1 of accompanying Notes.

     10.  All or a portion of the  security  was  segregated  by the Fund in the amount of $211,000,  which represented 100.11% of the market value of securities sold short. See Note 1 of accompanying Notes.

     11. This bond has no  contractual  maturity  date,  is not  redeemable  and contractually  pays an indefinite stream of interest.  Rate reported  represents the current interest rate for this variable rate security.

     12. Is or was an  affiliate,  as defined in the  Investment  Company Act of
1940,  at or during the period ended  December  31, 2007,  by virtue of the Fund owning at least 5% of the voting  securities of the issuer or as a result of the
Fund and the issuer having the same investment adviser.  Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES         GROSS         GROSS              SHARES
                                                         DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E              15,913,062   327,795,979   327,130,232          16,578,809

                                                                                                                  DIVIDEND
                                                                                                 VALUE              INCOME
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                         $16,578,809   $         971,318

13. Rate shown is the 7-day yield as of December 31, 2007.

                                                                                             PRINCIPAL
                                                                                                AMOUNT
                                                                                            SOLD SHORT               VALUE
---------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--0.0%
---------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.50%, 1/1/37 9 (Proceeds $209,549)                        $ (211,000)  $        (210,769)

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                        UNREALIZED
                                            NUMBER OF   EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION             BUY/SELL   CONTRACTS         DATE          VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------

U.S. Long Bonds                       Buy         211      3/19/08   $ 24,555,125       $ (114,034)
U.S. Treasury Nts., 2 yr.            Sell         305      3/31/08     64,126,250           28,657
U.S. Treasury Nts., 5 yr.             Buy         112      3/31/08     12,351,500           66,405
U.S. Treasury Nts., 10 yr.           Sell         184      3/19/08     20,863,875          (82,377)
                                                                                        -----------
                                                                                        $ (101,349)
                                                                                        ===========

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                         BUY/SELL  NOTIONAL
SWAP                                                       CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION          PREMIUM
COUNTERPARTY         REFERENCE ENTITY                  PROTECTION    (000S)   FIXED RATE         DATE  PAID/(RECEIVED)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Barclays Bank plc:
                     Beazer Homes USA, Inc.                  Sell  $    305        2.100%     6/20/08          $    --  $ (16,313)
                     Capmark Financial Group, Inc.           Sell       520        1.000      6/20/12               --   (103,641)
                     CDX.NA.IG.9 Index                       Sell     3,750        0.600     12/20/12          (23,433)   (27,559)
                     CDX.NA.IG.9 Index                       Sell     1,875        0.600     12/20/12          (14,114)   (13,780)
                     Countrywide Home Loans, Inc.            Sell       675        0.750      9/20/08               --    (98,952)
                     Dillard's, Inc.                         Sell       370        1.900     12/20/08               --     (2,444)
                     iStar Financial, Inc.                   Sell       480        4.400     12/20/12               --      8,310
                     Lehman Brothers Holdings, Inc.          Sell     1,110        0.490      9/20/10               --    (28,124)
                     Merrill Lynch & Co., Inc.           Sell     2,090        0.680      9/20/08               --    (17,789)
                     Six Flags, Inc.                         Sell       535        8.250     12/20/08               --     (7,540)
                     Toys "R" Us, Inc.                       Sell       550        1.450      9/20/08               --    (10,940)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                     ArvinMeritor, Inc.                      Sell       885        1.550      9/20/08               --    (10,968)
                     Freescale Semiconductor, Inc.           Sell       515        0.600      3/20/08               --     (2,145)
                     Freescale Semiconductor, Inc.           Sell       545        0.750      3/20/08               --     (2,063)
                     Intelsat Ltd.                           Sell       570        3.450      9/20/08               --     (3,139)
                     Quebecor World, Inc.                    Sell       560        2.600      9/20/08               --    (50,386)
                     Rite Aid Corp.                          Sell       860        0.875      6/20/08               --    (19,246)
                     Saks, Inc.                              Sell       900        2.000      9/20/08               --     (2,771)
                     The Goodyear Tire & Rubber Co.      Sell       850        1.550      9/20/08               --      1,855
                     TXU Corp.                               Sell       175        5.910     12/20/12               --      5,064
                     TXU Corp.                               Sell       170        6.050     12/20/12               --      5,843
                     TXU Corp.                               Sell       175        6.000     12/20/12               --      5,064
                     Univision Communications, Inc.          Sell       250        0.750      3/20/08               --       (720)
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                     ABX.HE.AA.06-2 Index                    Sell       240        0.170      5/25/46          (28,798)   (91,477)
                     Allied Waste North America, Inc.        Sell       340        2.000      9/20/09               --     (1,656)
                     Allied Waste North America, Inc.        Sell       530        2.000      9/20/09               --     (2,581)
                     Capital One Bank                         Buy       610        1.700     12/20/12               --     10,775
                     Capital One Bank                         Buy       320        1.800     12/20/12               --      4,104
                     CDX.NA.HY.8 Index                       Sell       430        2.750      6/20/12          (29,598)   (21,353)
                     CDX.NA.HY.8 Index                       Sell       475        2.750      6/20/12          (41,226)   (23,587)
                     CDX.NA.HY.8 Index                       Sell       475        2.750      6/20/12          (28,757)   (23,587)
                     CDX.NA.HY.8 Index                       Sell       130        2.750      6/20/12          (17,702)    (6,455)
                     CDX.NA.IG.9 Index                       Sell     7,585        0.600     12/20/12          (45,709)   (57,190)
                     CDX.NA.IG.9 Index                       Sell     3,800        0.600     12/20/12          (21,652)   (28,652)
                     Centex Corp.                            Sell       135        1.550      9/20/09               --     (6,103)
                     Countrywide Home Loans, Inc.            Sell       435        3.250      9/20/08               --    (56,389)
                     Dillard's, Inc.                         Sell       225        0.750      9/20/08               --     (4,090)

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
--------------------------------------------------------------------------------

                                                           BUY/SELL  NOTIONAL
SWAP                                                         CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION         PREMIUM
COUNTERPARTY   REFERENCE ENTITY                          PROTECTION    (000S)   FIXED RATE         DATE  PAID/(RECEIVED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

Deutsche Bank AG: Continued
               Dow Jones CDX.NA.IG.7 Index                      Buy  $  4,700        0.400%    12/20/11      $       483  $  78,350
               Georgia-Pacific Corp.                           Sell       850        1.750      9/20/08               --      5,381
               Intelsat Ltd.                                   Sell       230        2.850      9/20/08               --     (1,414)
               iStar Financial, Inc.                           Sell       600        3.000     12/20/08               --    (11,013)
               iStar Financial, Inc.                           Sell        75        4.320     12/20/12               --        842
               iStar Financial, Inc.                           Sell     1,035        2.925     12/20/08               --    (19,742)
               Lehman Brothers Holdings, Inc.                  Sell     1,005        1.410      9/20/08               --        179
               Levi Strauss & Co.                          Sell       375        0.900      9/20/08               --     (4,030)
               Levi Strauss & Co.                          Sell       500        1.000      9/20/08               --     (5,001)
               MBIA, Inc.                                      Sell       555        0.520      9/20/08               --    (32,412)
               MBIA, Inc.                                      Sell       555        0.600      9/20/08               --    (32,123)
               Merrill Lynch & Co., Inc.                   Sell       280        1.850      6/20/08               --        903
               Owens-Illinois, Inc.                            Sell       475        1.250      9/20/08               --      1,050
               Tenet Healthcare Corp.                          Sell       870        1.600      3/20/09               --    (21,693)
               The Bear Stearns Cos., Inc.                     Sell     2,090        2.350      9/20/08               --      4,305
               Washington Mutual, Inc.                         Sell       610        4.500     12/20/08               --     (3,254)
               Washington Mutual, Inc.                         Sell       125        4.500     12/20/08               --       (667)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
               ABX.HE.AA.06-2 Index                            Sell        85        0.170      5/25/46           (7,003)   (32,298)
               ABX.HE.AA.06-2 Index                            Sell       330        0.170      5/25/46         (130,342)  (125,392)
               Capmark Financial Group, Inc.                   Sell       535        0.950      6/20/12               --   (106,482)
               Citigroup, Inc.                                 Sell       635        1.250      9/20/08               --    (16,192)
               D.R. Horton, Inc.                               Sell       475        4.210     12/20/08               --       (512)
               Dole Food Co., Inc.                             Sell       850        3.880      9/20/08               --     (3,826)
               First Data Corp.                                Sell       545        1.150      9/20/08               --     (3,930)
               General Mills, Inc.                             Sell       715        0.380     12/20/12               --       (197)
               iStar Financial, Inc.                           Sell        75        3.950     12/20/12               --         53
               K. Hovnanian Enterprises, Inc.                  Sell       310        6.750      9/20/08               --    (24,367)
               Merrill Lynch & Co., Inc.                   Sell       635        1.850      6/20/08               --      2,150
               Pulte Homes, Inc.                               Sell       800        2.750      9/20/09               --    (25,162)
               Quebecor World, Inc.                            Sell       255        3.000      9/20/08               --    (19,281)
               Sara Lee Corp.                                   Buy       695        0.419      9/20/12               --     (2,412)
               Smurfit-Stone Container Enterprises, Inc.       Sell       845        1.450      9/20/08               --        183
               Standard Pacific Corp.                          Sell       425        6.625      9/20/08               --    (43,488)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International  Amkor Technology, Inc.                          Sell        80        2.650      9/20/08               --        692
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
               Capital One Bank                                 Buy       365        1.800     12/20/12               --      5,857
               D.R. Horton, Inc.                               Sell       850        4.200     12/20/08               --       (413)
               General Mills, Inc.                             Sell       870        0.400     12/20/12               --       (382)
               Morgan Stanley                                  Sell     2,110        0.640      9/20/08               --     (8,976)
               Nortel Networks Corp.                           Sell       135        1.850      9/20/08               --       (332)
               Residential Capital LLC                         Sell       470        5.000      6/20/08          (61,100)   (51,439)
               Univision Communications, Inc.                  Sell        70        3.000     12/20/08               --       (432)
               Univision Communications, Inc.                  Sell       585        3.000     12/20/08               --     (2,209)
               Washington Mutual, Inc.                         Sell       285        4.400     12/20/08               --     (2,596)

                                                         BUY/SELL  NOTIONAL
SWAP                                                       CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION         PREMIUM
COUNTERPARTY         REFERENCE ENTITY                  PROTECTION    (000S)   FIXED RATE         DATE  PAID/(RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley
Capital Services, Inc.:
                     ABX.HE.AA.06-2 Index                    Sell  $     85        0.170%     5/25/46       $  (6,791)  $   (32,253)
                     ABX.HE.AA.06-2 Index                    Sell       160        0.170      5/25/46         (15,999)      (60,015)
                     Beazer Homes USA, Inc.                  Sell       560        2.150      6/20/08              --       (25,932)
                     CDX.NA.IG.9 Index                       Sell     2,350        0.600     12/20/12         (18,605)      (17,797)
                     Countrywide Home Loans, Inc.            Sell       435        0.750      9/20/08              --       (57,406)
                     Countrywide Home Loans, Inc.            Sell     1,615        0.420      6/20/09              --      (328,606)
                     First Data Corp.                        Sell       345        1.350      9/20/08              --        (2,398)
                     Ford Motor Co.                          Sell     1,100        7.150     12/20/16              --       (31,190)
                     Ford Motor Co.                          Sell       525        7.050     12/20/16              --       (17,330)
                     General Motors Corp.                    Sell       545        5.800     12/20/16              --       (39,438)
                     General Motors Corp.                    Sell       535        5.750     12/20/16              --       (39,997)
                     Harrah's Operating Co., Inc.            Sell       385        2.200      9/20/08              --        (2,118)
                     Inco Ltd.                                Buy       550        0.630      3/20/17              --        (2,781)
                     Inco Ltd.                                Buy       545        0.700      3/20/17              --        (5,606)
                     J.C. Penney Co., Inc.                   Sell       545        1.300     12/20/17              --       (21,530)
                     J.C. Penney Co., Inc.                   Sell       525        1.070     12/20/17              --       (29,489)
                     K. Hovnanian Enterprises, Inc.          Sell       270        1.850      6/20/08              --       (18,467)
                     K. Hovnanian Enterprises, Inc.          Sell       270        1.850      6/20/08              --       (18,467)
                     Kohl's Corp.                             Buy       785        0.660     12/20/17              --        25,703
                     Kohl's Corp.                             Buy       820        0.870     12/20/17              --        13,721
                     Lennar Corp.                            Sell       535        2.900     12/20/08              --       (20,367)
                     Residential Capital LLC                 Sell     1,290        6.120      9/20/08              --      (210,940)
                     Residential Capital LLC                 Sell       105        5.000      6/20/08         (14,175)      (12,630)
                     Residential Capital LLC                 Sell       140        5.000      6/20/08         (20,300)      (16,840)
                     Residential Capital LLC                 Sell       265        5.000      6/20/08         (38,425)      (31,876)
                     Sara Lee Corp.                           Buy       890        0.418      9/20/12              --        (4,185)
                     Toys "R" Us, Inc.                       Sell       325        2.550      9/20/08              --        (3,498)
                     Tribune Co.                             Sell       505        1.000      6/20/08              --       (22,750)
                     Vale Overseas Ltd.                      Sell       550        1.100      3/20/17              --        (9,630)
                     Vale Overseas Ltd.                      Sell       545        1.170      3/20/17              --        (6,759)
                                                                                                            ------------------------
                                                                                                            $(563,246)  $(2,253,218)
                                                                                                            ========================

--------------------------------------------------------------------------------
INTEREST RATE SWAP AS OF DECEMBER 31, 2007 IS AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                                     NOTIONAL         PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY                               AMOUNT        THE FUND      THE FUND          DATE       VALUE
----------------------------------------------------------------------------------------------------------
                                                      Three-Month
Deutsche Bank AG                      $ 4,300,000   USD BBA LIBOR         5.529%      8/10/17   $ 359,666

Index abbreviation is as follows:

BBA LIBOR      British Bankers' Association London-Interbank Offered Rate

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                             NOTIONAL                    PAID BY                     RECEIVED BY   TERMINATION
SWAP COUNTERPARTY              AMOUNT                   THE FUND                        THE FUND          DATE      VALUE
-------------------------------------------------------------------------------------------------------------------------

                                        If negative,the absolute   If positive, the Total Return
                                             value of the Lehman     of the Lehman Brothers U.S.
                                          Brothers U.S. CMBS AAA    CMBS AAA 8.5+ Index minus 20
Barclays Bank plc          $3,200,000                 8.5+ Index                    basis points        6/1/08   $ 53,702
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                        If negative,the absolute   If positive, the Total Return
                                             value of the Lehman     of the Lehman Brothers U.S.
                                          Brothers U.S. CMBS AAA       CMBS AAA 8.5+ Index minus
                            2,300,000                 8.5+ Index                 45 basis points        2/1/08     40,109
                                        If negative,the absolute   If positive, the Total Return
                                             value of the Lehman     of the Lehman Brothers U.S.
                                          Brothers U.S. CMBS AAA        CMBS AAA 8.5+ Index plus
                            6,680,000                 8.5+ Index                 60 basis points        2/1/08    122,337
                                        If negative,the absolute   If positive, the Total Return
                                             value of the Lehman     of the Lehman Brothers U.S.
                                          Brothers U.S. CMBS AAA        CMBS AAA 8.5+ Index plus
                              610,000                 8.5+ Index                 25 basis points        2/1/08     10,994
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                                        If negative,the absolute   If positive, the Total Return
                                             value of the Lehman     of the Lehman Brothers U.S.
                                          Brothers U.S. CMBS AAA       CMBS AAA 8.5+ Index minus
                            3,800,000                 8.5+ Index                 40 basis points        6/1/08     65,689
                                        If negative,the absolute
                                             value of the Lehman   If positive, the Total Return
                                          Brothers U.S. CMBS AAA     of the Lehman Brothers U.S.
                            2,840,000                 8.5+ Index             CMBS AAA 8.5+ Index        2/1/08     50,149
                                        If negative,the absolute   If positive, the Total Return
                                             value of the Lehman     of the Lehman Brothers U.S.
                                          Brothers U.S. CMBS AAA       CMBS AAA 8.5+ Index minus
                            3,100,000                 8.5+ Index                 20 basis points        5/1/08     54,423
                                        If negative,the absolute   If positive, the Total Return
                                             value of the Lehman     of the Lehman Brothers U.S.
                                          Brothers U.S. CMBS AAA        CMBS AAA 8.5+ Index plus
                            2,429,000                 8.5+ Index                 60 basis points        2/1/08     43,984
                                        If negative,the absolute   If positive, the Total Return
                                             value of the Lehman     of the Lehman Brothers U.S.
                                          Brothers U.S. CMBS AAA        CMBS AAA 8.5+ Index plus
                            3,244,000                 8.5+ Index                 55 basis points        5/1/08     58,621
                                        If negative,the absolute   If positive, the Total Return
                                             value of the Lehman     of the Lehman Brothers U.S.
                                          Brothers U.S. CMBS AAA       CMBS AAA 8.5+ Index minus
                            1,310,000                 8.5+ Index                 25 basis points        3/1/08     22,886
                                        If negative,the absolute   If positive, the Total Return
                                             value of the Lehman     of the Lehman Brothers U.S.
                                          Brothers U.S. CMBS AAA        CMBS AAA 8.5+ Index plus
                            4,300,000                 8.5+ Index                 45 basis points        5/1/08     77,381

                           NOTIONAL                     PAID BY                     RECEIVED BY   TERMINATION
SWAP COUNTERPARTY            AMOUNT                    THE FUND                        THE FUND          DATE       VALUE
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital
Services, Inc.:
                                      If negative, the absolute   If positive, the Total Return
                                            value of the Lehman     of the Lehman Brothers U.S.
                                         Brothers U.S. CMBS AAA    CMBS AAA 8.5+ Index minus 40
                         $2,700,000                  8.5+ Index                    basis points        6/1/08   $  41,284
                                      If negative, the absolute   If positive, the Total Return
                                            value of the Lehman     of the Lehman Brothers U.S.
                                         Brothers U.S. CMBS AAA     CMBS AAA 8.5+ Index plus 90
                          3,200,000                  8.5+ Index                    basis points        6/1/08      51,677
-------------------------------------------------------------------------------------------------------------------------
UBS AG:
                                      If negative, the absolute   If positive, the Total Return
                                            value of the Lehman     of the Lehman Brothers U.S.
                                         Brothers U.S. CMBS AAA    CMBS AAA 8.5+ Index minus 20
                          2,200,000                  8.5+ Index                    basis points        5/1/08      38,891
                                      If negative, the absolute   If positive, the Total Return
                                            value of the Lehman     of the Lehman Brothers U.S.
                                         Brothers U.S. CMBS AAA     CMBS AAA 8.5+ Index plus 60                    55,761
                                                                                                                ---------
                          3,036,000                  8.5+ Index                    basis points        2/1/08   $ 787,888
                                                                                                                =========

Index abbreviation is as follows:

CMBS   Commercial Mortgage-Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $435,130,121)                                                          $   496,110,807
Affiliated companies (cost $16,578,809)                                                                  16,578,809
                                                                                                    ----------------
                                                                                                        512,689,616
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         88,592
--------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $413,861)                                                            983,202
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                1,977,007
Investments sold (including $556,150 sold on a when-issued or delayed delivery basis)                       746,177
Shares of beneficial interest sold                                                                           10,095
Other                                                                                                        22,291
                                                                                                    ----------------
Total assets                                                                                            516,516,980

--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Short positions, at value (proceeds of $209,549)--see accompanying statement of investments                 210,769
--------------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $149,385)                                                              2,088,866
--------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $6,332,188 purchased on a when-issued or delayed delivery basis)         6,474,912
Shares of beneficial interest redeemed                                                                      180,188
Distribution and service plan fees                                                                           76,641
Shareholder communications                                                                                   60,026
Trustees' compensation                                                                                       11,454
Futures margins                                                                                               4,506
Transfer and shareholder servicing agent fees                                                                 1,754
Other                                                                                                        60,574
                                                                                                    ----------------
Total liabilities                                                                                         9,169,690

--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                          $   507,347,290
                                                                                                    ================

--------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                          $        30,977
--------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                              416,727,958
--------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                        12,343,063
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                           17,902,140
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                            60,343,152
                                                                                                    ----------------
NET ASSETS                                                                                          $   507,347,290
                                                                                                    ================

--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net
assets of $385,947,681 and 23,520,013 shares of beneficial interest outstanding)                    $         16.41
--------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net
assets of $121,399,609 and 7,457,438 shares of beneficial interest outstanding)                     $         16.28

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------
Interest                                                                   $    12,817,658
-------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $127,561)            3,695,235
Affiliated companies                                                               971,318
-------------------------------------------------------------------------------------------
Portfolio lending fees                                                              41,265
                                                                           ----------------
Total investment income                                                         17,525,476

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------
Management fees                                                                  3,873,049
-------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                 292,461
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                  10,126
Service shares                                                                      10,045
-------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                  28,474
Service shares                                                                       7,439
-------------------------------------------------------------------------------------------
Trustees' compensation                                                              15,785
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                          6,031
-------------------------------------------------------------------------------------------
Administration service fees                                                          1,500
-------------------------------------------------------------------------------------------
Other                                                                               55,695
                                                                           ----------------
Total expenses                                                                   4,300,605
Less reduction to custodian expenses                                                  (514)
Less waivers and reimbursements of expenses                                       (143,162)
                                                                           ----------------
Net expenses                                                                     4,156,929

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           13,368,547

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies                                         21,697,839
Closing and expiration of option contracts written                                 168,211
Closing and expiration of futures contracts                                       (798,790)
Foreign currency transactions                                                       (3,158)
Swap contracts                                                                  (1,179,992)
Increase from payment by affiliate                                                  51,312
                                                                           ----------------
Net realized gain                                                               19,935,422
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    (13,187,154)
Translation of assets and liabilities denominated in foreign currencies            885,819
Futures contracts                                                                 (340,343)
Option contracts written                                                           (35,643)
Short positions                                                                     (1,220)
Swap contracts                                                                    (566,467)
                                                                           ----------------
Net change in unrealized appreciation                                          (13,245,008)

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $    20,058,961
                                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                           2007             2006
----------------------------------------------------------------------------------------

OPERATIONS
----------------------------------------------------------------------------------------
Net investment income                                   $   13,368,547   $   13,221,942
----------------------------------------------------------------------------------------
Net realized gain                                           19,935,422       49,442,386
----------------------------------------------------------------------------------------
Net change in unrealized appreciation                      (13,245,008)      (4,993,484)
                                                        --------------------------------

Net increase in net assets resulting from operations        20,058,961       57,670,844

----------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                         (10,919,746)     (10,383,550)
Service shares                                              (2,568,291)      (1,826,958)
                                                        --------------------------------
                                                           (13,488,037)     (12,210,508)
----------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                         (34,150,478)     (22,826,230)
Service shares                                              (8,836,795)      (4,434,656)
                                                        --------------------------------
                                                           (42,987,273)     (27,260,886)

----------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Non-Service shares                                         (21,014,578)     (81,734,942)
Service shares                                              17,776,612       18,628,043
                                                        --------------------------------
                                                            (3,237,966)     (63,106,899)

----------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------
Total decrease                                             (39,654,315)     (44,907,449)
----------------------------------------------------------------------------------------
Beginning of period                                        547,001,605      591,909,054
                                                        --------------------------------
End of period (including accumulated net investment
income of $12,343,063 and $13,444,735, respectively)    $  507,347,290   $  547,001,605
                                                        ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES     YEAR ENDED DECEMBER 31,               2007             2006           2005             2004             2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  17.69      $     17.07      $   17.35      $     15.92      $     13.16
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .43 1            .40 1          .33 1            .26 1            .27
Net realized and unrealized gain                              .19             1.38            .31             1.33             2.90
                                                         ---------------------------------------------------------------------------
Total from investment operations                              .62             1.78            .64             1.59             3.17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.46)            (.36)          (.30)            (.16)            (.41)
Distributions from net realized gain                        (1.44)            (.80)          (.62)              --               --
                                                         ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (1.90)           (1.16)          (.92)            (.16)            (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  16.41      $     17.69      $   17.07      $     17.35      $     15.92
                                                         ===========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           3.79%           11.15%          3.89%           10.10%           24.96%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $385,948      $   435,639      $ 503,753      $   547,290      $   533,710
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $418,103      $   456,513      $ 522,754      $   528,655      $   475,389
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        2.55%            2.42%          1.98%            1.59%            1.82%
Total expenses                                               0.75% 4          0.75% 4        0.74%            0.74%            0.76%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                          0.73%            0.75%          0.74%            0.74%            0.76%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        68% 5            76% 5          67% 5            68% 5           248%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007                0.75%
   Year Ended December 31, 2006                0.75%

     5. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      ------------------------------------------------------------------------
      Year Ended December 31, 2007          $  296,201,319      $  315,527,720
      Year Ended December 31, 2006          $  612,825,833      $  666,549,894
      Year Ended December 31, 2005          $1,224,652,741      $1,250,455,539
      Year Ended December 31, 2004          $1,460,076,994      $1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES     YEAR ENDED DECEMBER 31,                   2007             2006           2005             2004             2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  17.57      $     16.97      $   17.26      $     15.87      $     13.14
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .38 1            .36 1          .29 1            .23 1            .39
Net realized and unrealized gain                              .19             1.37            .31             1.31             2.74
                                                         ---------------------------------------------------------------------------
Total from investment operations                              .57             1.73            .60             1.54             3.13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.42)            (.33)          (.27)            (.15)            (.40)
Distributions from net realized gain                        (1.44)            (.80)          (.62)              --               --
                                                         ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (1.86)           (1.13)          (.89)            (.15)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  16.28      $     17.57      $   16.97      $     17.26      $     15.87
                                                         ===========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           3.49%           10.86%          3.67%            9.79%           24.69%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $121,399      $   111,363      $  88,156      $    59,650      $    25,302
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $117,012      $   100,010      $  72,977      $    39,851      $     9,908
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        2.30%            2.17%          1.74%            1.41%            1.37%
Total expenses                                               1.00% 4          1.01% 4        1.00%            1.02%            1.01%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses           0.98%            1.01%          1.00%            1.02%            1.01%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        68% 5            76% 5          67% 5            68% 5           248%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007             1.00%
      Year Ended December 31, 2006             1.01%

     5. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      ------------------------------------------------------------------------
      Year Ended December 31, 2007          $  296,201,319      $  315,527,720
      Year Ended December 31, 2006          $  612,825,833      $  666,549,894
      Year Ended December 31, 2005          $1,224,652,741      $1,250,455,539
      Year Ended December 31, 2004          $1,460,076,994      $1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

     Oppenheimer  Balanced  Fund/VA  (the  "Fund"),  is  a  separate  series  of
Oppenheimer  Variable Account Funds, an open-end  management  investment company registered  under the  Investment  Company Act of 1940,  as amended.  The Fund's investment  objective is to seek a high total investment return,  which includes current income and capital  appreciation in the value of its shares.  The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund  offers  two  classes of shares.  Both  classes  are sold at their offering price,  which is the net asset value per share, to separate  investment accounts of participating  insurance  companies as an underlying  investment for variable life insurance policies, variable annuity contracts or other investment products.  The class of shares  designated  as  Service  shares is  subject to a distribution  and service plan. Both classes of shares have identical rights and voting  privileges  with  respect to the Fund in general  and  exclusive  voting rights on matters  that affect that class  alone.  Earnings,  net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

     SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the  "Exchange"),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized by the Board of Trustees.  Securities traded on a registered
U.S. securities exchange are valued based on the last sale price of the security traded on that  exchange  prior to the time when the Fund's  assets are  valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading day, if it is within the spread of the closing  "bid" and "asked"
prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean  between  the  "bid"  and  "asked"  prices.  Securities  for  which  market quotations are not readily available are valued at their fair value.  Securities whose values have been materially  affected by what the Manager  identifies as a significant  event  occurring  before the Fund's assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Board of Trustees.  Shares of a registered investment company that are not  traded  on an  exchange  are  valued  at the  acquired  investment company's net asset value per share.  "Money  market-type" debt instruments with remaining  maturities  of sixty days or less are valued at cost  adjusted by the amortization  of  discount  or  premium  to  maturity  (amortized  cost),  which approximates market value.

--------------------------------------------------------------------------------

     SECURITIES  ON A  WHEN-ISSUED  OR  DELAYED  DELIVERY  BASIS.  The  Fund may
purchase  securities  on  a  "when-issued"  basis,  and  may  purchase  or  sell securities on a "delayed  delivery" basis.  "When-issued" or "delayed  delivery"
refers to  securities  whose terms and  indenture  are available and for which a market exists, but which are not available for immediate delivery.  Delivery and payment for  securities  that have been  purchased by the Fund on a  when-issued basis  normally  takes place within six months and possibly as long as two years or more after the trade date.  During this period,  such  securities do not earn interest,  are  subject to market  fluctuation  and may  increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining  substantially  fully invested.  When the Fund engages in when-issued or delayed delivery  transactions,  it relies on the buyer or seller,  as the case may be, to  complete  the  transaction.  Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the  security  at a price  and  yield  it  considers  advantageous.  The Fund maintains  internally  designated assets with a market value equal to or greater than the amount of its purchase  commitments.  The Fund may also sell securities that it  purchased  on a  when-issued  basis  or  forward  commitment  prior  to settlement of the original purchase.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     As of December  31, 2007,  the Fund had  purchased  securities  issued on a when-issued or delayed  delivery basis and sold  securities  issued on a delayed delivery basis as follows:

                                    WHEN-ISSUED OR DELAYED DELIVERY
                                                 BASIS TRANSACTIONS
             ------------------------------------------------------
             Purchased securities                        $6,332,188
             Sold securities                                556,150

--------------------------------------------------------------------------------

     SECURITIES SOLD SHORT. The Fund may short sale  when-issued  securities for future  settlement.  The  value of the open  short  position  is  recorded  as a liability,  and the Fund records an unrealized gain or loss for the value of the open short  position.  The Fund  records a realized  gain or loss when the short position is closed out.

--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION.  The Fund's accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the Fund's  books and the U.S.  dollar  equivalent  of the  amounts actually  received or paid. Net unrealized  appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies  arise from changes in the values of assets and liabilities,  including  investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

     INVESTMENT  IN  OPPENHEIMER  INSTITUTIONAL  MONEY MARKET FUND.  The Fund is
permitted to invest daily available cash balances in an affiliated  money market fund.  The Fund may invest the available  cash in Class E shares of  Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of IMMF.  The  Fund's
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Fund is subject to its  proportional  share of IMMF's  Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------

     INVESTMENTS  WITH  OFF-BALANCE  SHEET RISK.  The Fund enters into financial instrument transactions (such as swaps, futures,  options and other derivatives)
that may have  off-balance  sheet  market  risk.  Off-balance  sheet market risk exists when the maximum potential loss on a particular  financial  instrument is greater than the value of such financial instrument,  as reflected in the Fund's
Statement of Assets and Liabilities.

--------------------------------------------------------------------------------

     ALLOCATION OF INCOME,  EXPENSES,  GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

     FEDERAL TAXES.  The Fund intends to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The  statute of  limitations  on the  Fund's tax return  filings remain open for the three preceding fiscal reporting period ends.

     The  tax  components  of  capital  shown  in  the  table  below   represent
distribution   requirements   the  Fund  must  satisfy   under  the  income  tax
regulations,  losses  the Fund may be able to offset  against  income  and gains realized  in  future  years  and  unrealized  appreciation  or  depreciation  of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED             ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                    LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN    CARRYFORWARD 1,2,3,4         TAX PURPOSES
   ---------------------------------------------------------------------------
   $ 16,571,460      $ 23,283,622            $ 10,520,209         $ 61,264,929

     1. As of December 31, 2007, the Fund had $10,203,576 of post-October losses available to offset future  realized  capital  gains,  if any.  Such losses,  if unutilized, will expire in 2016.

     2. The Fund had $316,633 of straddle losses which were deferred.

     3. During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward.

     4. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     Accordingly,  the following amounts have been reclassified for December 31,
2007. Net assets of the Fund were unaffected by the reclassifications.

                                      REDUCTION           REDUCTION
                                 TO ACCUMULATED  TO ACCUMULATED NET
   INCREASE                      NET INVESTMENT       REALIZED GAIN
   TO PAID-IN CAPITAL                    INCOME    ON INVESTMENTS 5
   ----------------------------------------------------------------
   $2,620,424                          $982,182          $1,638,242

     5.  $2,620,424,   including  $2,148,778  of  long-term  capital  gain,  was
distributed in connection with Fund share redemptions.

     The tax character of distributions paid during the years ended December 31,
2007 and December 31, 2006 was as follows:

                                     YEAR ENDED          YEAR ENDED
                              DECEMBER 31, 2007   DECEMBER 31, 2006
   ----------------------------------------------------------------
   Distributions paid from:
   Ordinary income            $      14,806,317   $      15,967,610
   Long-term capital gain            41,668,993          23,503,784
                              -------------------------------------
   Total                      $      56,475,310   $      39,471,394
                              =====================================

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

     The aggregate cost of securities and other  investments and the composition of unrealized  appreciation and depreciation of securities and other investments for federal  income tax purposes as of December  31, 2007 are noted  below.  The primary  difference  between  book  and  tax  appreciation  or  depreciation  of securities and other  investments,  if applicable,  is  attributable  to the tax deferral of losses or tax realization of financial statement  unrealized gain or loss.

      Federal tax cost of securities         $   451,781,808
      Federal tax cost of other investments      (49,749,601)
                                             ---------------
      Total federal tax cost                 $   402,032,207
                                             ===============

      Gross unrealized appreciation          $    76,391,860
      Gross unrealized depreciation              (15,126,931)
                                             ---------------
      Net unrealized appreciation            $    61,264,929
                                             ===============

--------------------------------------------------------------------------------

     TRUSTEES'  COMPENSATION.  The Board of Trustees has adopted a  compensation deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting  principles,  are recorded on the  ex-dividend  date.  Income and  capital  gain  distributions,  if any,  are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------

     INVESTMENT  INCOME.  Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend  date may have  passed.  Non-cash  dividends  included  in  dividend income,  if any,  are  recorded  at the  fair  market  value  of the  securities received. Interest income is recognized on an accrual basis. Market discount and premium,  which are included in interest  income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------

     CUSTODIAN  FEES.   "Custodian  fees  and  expenses"  in  the  Statement  of
Operations  may  include  interest  expense  incurred  by the  Fund on any  cash overdrafts of its custodian account during the period.  Such cash overdrafts may result from the effects of failed trades in portfolio  securities  and from cash outflows resulting from unanticipated  shareholder redemption activity. The Fund pays interest to its custodian on such cash  overdrafts,  to the extent they are not offset by positive cash balances  maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%.  The  "Reduction to custodian  expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.  Such interest  expense and other  custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------

     SECURITY  TRANSACTIONS.  Security  transactions  are  recorded on the trade date.  Realized gains and losses on securities  sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

     INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

     OTHER.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

     The Fund has  authorized an unlimited  number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED DECEMBER 31, 2007    YEAR ENDED DECEMBER 31, 2006
                                       SHARES           AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                  999,612    $  16,748,816       714,924    $   11,819,806
Dividends and/or distributions
reinvested                          2,818,651       45,070,224     2,069,145        33,209,780
Redeemed                           (4,921,045)     (82,833,618)   (7,669,019)     (126,764,528)
                                  -------------------------------------------------------------
Net decrease                       (1,102,782)   $ (21,014,578)   (4,884,950)   $  (81,734,942)
                                  =============================================================

-----------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                1,507,547    $  25,038,747     1,978,250    $   32,390,681
Dividends and/or distributions
   reinvested                         717,301       11,405,086       392,086         6,261,614
Redeemed                           (1,107,184)     (18,667,221)   (1,226,866)      (20,024,252)
                                  -------------------------------------------------------------
Net increase                        1,117,664    $  17,776,612     1,143,470    $   18,628,043
                                  =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

     The  aggregate  cost of purchases  and proceeds  from sales of  securities, other than  short-term  obligations  and investments in IMMF, for the year ended
December 31, 2007, were as follows:

                                              PURCHASES           SALES
         --------------------------------------------------------------
         Investment securities            $ 265,696,290   $ 318,970,030
         U.S. government and government
         agency obligations                  69,453,129      87,609,277
         To Be Announced (TBA)
         mortgage-related securities        296,201,319     315,527,720

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management  fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

         FEE SCHEDULE
         ---------------------------------
         Up to $200 million          0.75%
         Next $200 million           0.72
         Next $200 million           0.69
         Next $200 million           0.66
         Over $800 million           0.60

--------------------------------------------------------------------------------

     ADMINISTRATION  SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES.  OppenheimerFunds  Services ("OFS"), a division of the
Manager,  acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended  December 31, 2007, the Fund paid $20,142 to OFS for services to the Fund.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

     Additionally,  funds  offered in variable  annuity  separate  accounts  are subject to minimum  fees of $10,000  per class,  for class  level  assets of $10 million or more.  Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

     DISTRIBUTION  AND SERVICE PLAN FOR SERVICE  SHARES.  The Fund has adopted a
Distribution  and Service Plan (the "Plan") in accordance  with Rule 12b-1 under the Investment  Company Act of 1940 for Service  shares to pay  OppenheimerFunds
Distributor,  Inc.  (the  "Distributor"),  for  distribution  related  services, personal  service and account  maintenance for the Fund's Service shares.  Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average  annual  net  assets of  Service  shares of the  Fund.  The  Distributor currently  uses all of those  fees to  compensate  sponsor(s)  of the  insurance product that offers Fund shares,  for providing personal service and maintenance of accounts of their variable  contract owners that hold Service  shares.  These fees are  paid out of the  Fund's  assets  on an  on-going  basis  and  increase operating  expenses of the Service  shares,  which results in lower  performance compared  to the  Fund's  shares  that are not  subject to a service  fee.  Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

     WAIVERS AND  REIMBURSEMENTS OF EXPENSES.  Effective  September 1, 2007, the
Manager  voluntarily  agreed  to waive a  portion  of the  advisory  fee  and/or reimburse  certain  expenses  so the total  expenses of the Fund will not exceed
0.67% of average net assets for  Non-Service  shares and 0.92% of average annual net assets for Service  shares.  During the year ended  December 31,  2007,  OFS waived $93,799 and $30,812 for  Non-Service  and Service  shares,  respectively.
This voluntary waiver and/or reimbursement may be withdrawn at any time.

     OFS has  voluntarily  agreed to limit  transfer and  shareholder  servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
IMMF.  During the year ended  December 31, 2007,  the Manager waived $18,551 for
IMMF management fees.

     During the year ended December 31, 2007, the Manager voluntarily reimbursed the Fund  $51,312 for certain  transactions.  The payment  increased  the Fund's total returns by less than 0.01%.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter  into  foreign  currency  exchange  contracts  ("forward contracts") for the purchase or sale of a foreign  currency at a negotiated rate at a future date.

     Foreign currency  exchange  contracts are reported on a schedule  following the Statement of Investments.  Forward contracts will be valued daily based upon the closing prices of the forward  currency rates determined at the close of the
Exchange  as  provided  by a bank,  dealer or  pricing  service.  The  resulting unrealized  appreciation  (depreciation)  is reported in the Statement of Assets and  Liabilities  as a receivable  or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation).  At contract close, the  difference  between the original  cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Fund include  both market and credit risk.  Market risk is the risk that the value of the forward  contract will  depreciate due to unfavorable changes in the exchange rates.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty  defaults,  the Fund's loss will consist  of the net  amount of  contractual  payments  that the Fund has not yet received.

      As of December 31, 2007, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

     A futures  contract is a commitment  to buy or sell a specific  amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell  futures  contracts  that  relate to broadly  based  securities indices (financial futures), debt securities (interest rate futures) and various commodities  (commodity  index  futures).  The Fund may also buy or write put or call options on these futures contracts.

     Futures  contracts  traded on a  commodities  or futures  exchange  will be valued at the final  settlement price or official closing price on the principal exchange as reported by such  principal  exchange at its trading  session ending at, or most recently prior to, the time when the Fund's assets are valued.

     Upon  entering  into a futures  contract,  the Fund is  required to deposit either  cash or  securities  (initial  margin)  in an amount  equal to a certain percentage of the contract value.  Subsequent  payments  (variation  margin) are made or received by the Fund each day. The variation  margin  payments are equal to the daily changes in the contract value and are recorded as unrealized  gains and losses.

     Futures  contracts  are reported on a schedule  following  the Statement of
Investments.  Securities held in collateralized accounts to cover initial margin
requirements   on  open  futures   contracts  are  noted  in  the  Statement  of
Investments.  Cash held by the broker to cover initial  margin  requirements  on open futures  contracts and the receivable  and/or payable for the daily mark to market  for the  variation  margin  are noted in the  Statement  of  Assets  and
Liabilities.  The net change in  unrealized  appreciation  and  depreciation  is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

     Risks of entering into futures  contracts (and related options) include the possibility  that there may be an  illiquid  market  where the Fund is unable to liquidate  the contract or enter into an  offsetting  position  and, if used for hedging  purposes,  the risk  that  the  price of the  contract  will  correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

     The Fund may buy and sell put and call  options,  or write put and  covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase  the  underlying  security at a fixed price,  upon exercise of the option.

     Options are valued  daily  based upon the last sale price on the  principal exchange  on which the option is traded.  The  difference  between  the  premium received  or paid,  and market  value of the option,  is recorded as  unrealized appreciation  or  depreciation.  The net change in  unrealized  appreciation  or depreciation  is  reported in the  Statement  of  Operations.  When an option is exercised,  the cost of the  security  purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or  closing  of the  option  transaction,  a gain  or loss  is  reported  in the
Statement of Operations.

     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule  following  the  Statement  of  Investments  and as a liability  in the
Statement of Assets and Liabilities.

     The risk in writing a call option is that the Fund gives up the opportunity for  profit if the  market  price of the  security  increases  and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  The Fund also has the additional  risk that there may be an illiquid market where the Fund is unable to close the contract.

     Written  option  activity  for the  year  ended  December  31,  2007 was as follows:

                                                    CALL OPTIONS
                                        ------------------------
                                        NUMBER OF      AMOUNT OF
                                        CONTRACTS       PREMIUMS
       ---------------------------------------------------------
       Options outstanding as of
       December 31, 2006                       89   $     46,768
       Options written                        437        149,192
       Options closed or expired             (526)      (195,960)
                                        ------------------------
       Options outstanding as of
       December 31, 2007                       --   $         --
                                        ========================

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. SWAP CONTRACTS

     The Fund may enter into swap contract  agreements  with a  counterparty  to exchange a series of cash flows based on either  specified  reference  rates, or the occurrence of a credit event,  over a specified  period.  Such contracts may include interest rate, equity,  debt, index,  total return,  credit and currency swaps.

     Swaps are marked to market daily using  primarily  quotations  from pricing services,  counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately
disclosed  on  the  Statement  of  Assets  and   Liabilities.   The   unrealized
appreciation  (depreciation)  related  to the  change  in the  valuation  of the notional  amount of the swap is combined with the accrued  interest due to (owed
by) the Fund at termination or settlement.  The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic  payments  received  from  (paid to) the  counter-party,  including  at termination,  under such  contracts as realized  gain (loss) on the Statement of
Operations.

     Risks of entering into swap contracts include credit,  market and liquidity risk.  Credit  risk  arises  from the  possibility  that the  counterparty  will default. If the counterparty  defaults,  the Fund's loss will consist of the net amount of contractual  payments that the Fund has not yet received.  Market risk is the risk that the value of the contract will  depreciate  due to  unfavorable changes  in the  reference  asset.  If  there  is an  illiquid  market  for  the agreement,  the Fund may be  unable  to close  the  contract  prior to  contract termination.

--------------------------------------------------------------------------------

     CREDIT  DEFAULT  SWAP  CONTRACTS.  A  credit  default  swap is a  bilateral contract  that  enables  an  investor  to  buy  or  sell  protection  against  a defined-issuer  credit event.  The Fund may enter into credit default swaps on a single security, or a basket of securities.

     In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance  premium,  on the notional amount of the swap contract to the counterparty (the seller of the contract).  If there is a credit event (for  example,  bankruptcy or a failure to timely pay interest or  principal),  the  purchaser  will  exercise  the contract and will receive a payment  from the  seller of the  contract  equal to the  notional  value of the credit default swap contract less the value of the underlying  security.  In the event that the credit  default  swap is  exercised  due to a credit  event,  the difference between the value of the underlying  security and the notional amount is  recorded  as  realized  gain  (loss) and is  included  on the  Statement  of
Operations.

     Risks of credit default swaps include,  but are not limited to, the cost of paying for credit protection if there are no credit events.

--------------------------------------------------------------------------------

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties  to exchange periodic interest payments on the notional amount of the  contract.  One cash flow stream will  typically be a floating  rate payment based upon a specified index while the other is typically a fixed rate.

     Interest rate swap agreements  include interest rate risk. There is a risk, based on movements  of interest  rates in the future,  the payments  made by the
Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------

     TOTAL RETURN SWAP  CONTRACTS.  A total return swap is an agreement  between counterparties  to exchange a set of future cash flows on the notional amount of the contract.  One cash flow is typically based on a reference  interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities,  or an index. The total return includes  appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

     As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market,  making it  difficult  to value them or dispose of them  promptly  at an acceptable  price.  The Fund will not  invest  more  than 15% of its net  assets
(determined  at the time of  purchase  and  reviewed  periodically)  in illiquid securities.  Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

     The Fund  lends  portfolio  securities  from  time to time in order to earn additional  income in the form of fees or  interest  on  securities  received as collateral or the investment of any cash received as  collateral.  The loans are secured by  collateral  (either  securities,  letters of credit,  or cash) in an amount not less than 100% of the market  value of the loaned  securities  during the period of the loan. The market value of the loaned  securities is determined at the close of each  business day and any  additional  required  collateral  is delivered to the Fund on the next business day. If the borrower  defaults on its obligation  to return  the  securities  loaned  because of  insolvency  or other reasons,  the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic  benefit of interest or dividends paid on the securities  loaned in the form of a substitute  payment received from the borrower and recognizes the gain or loss in the fair value of the  securities  loaned  that may occur  during the term of the loan. The Fund has the right under the lending  agreement to recover the securities from the borrower on demand.

      As of December 31, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
11. RECENT ACCOUNTING PRONOUNCEMENT

     In September  2006,  Financial  Accounting  Standards Board ("FASB") issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CAPITAL APPRECIATION
FUND/VA:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer Capital  Appreciation  Fund/VA (the "Fund"), a series of Oppenheimer
Variable Account Funds,  including the statement of investments,  as of December
31, 2007, and the related  statement of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then  ended.  These  financial  statements  and  financial  highlights  are  the responsibility  of the Fund's  management.  Our  responsibility is to express an opinion on these  financial  statements  and financial  highlights  based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not  required to have,  nor were we engaged to perform,  an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of  securities  owned  as of  December  31,  2007,  by  correspondence  with the custodian  and  brokers;  where  replies  were not  received  from  brokers,  we performed  other  auditing  procedures.  We believe  that our  audits  provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007,  the results of its  operations  for the year then ended,  the  changes  in its net  assets for each of the two years in the period then  ended,  and the  financial  highlights  for each of the five  years in the period then ended, in conformity with accounting  principles  generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.6%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Las Vegas Sands Corp. 1                               414,320   $    42,695,676
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.6%
Amazon.com, Inc. 1                                    136,300        12,626,832
--------------------------------------------------------------------------------
MEDIA--2.1%
Focus Media Holding Ltd., ADR 1                       176,500        10,026,965
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                      508,890        19,943,399
--------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc.,
Cl. A 1                                             1,271,200        15,559,488
                                                                ----------------
                                                                     45,529,852

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
J.C. Penney Co., Inc. (Holding Co.)                   517,400        22,760,426
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.5%
Abercrombie & Fitch Co., Cl. A                     230,340        18,420,290
--------------------------------------------------------------------------------
Tiffany & Co.                                      320,200        14,738,806
                                                                ----------------
                                                                     33,159,096

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Polo Ralph Lauren Corp., Cl. A                        490,600        30,314,174
--------------------------------------------------------------------------------
CONSUMER STAPLES--6.8%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.7%
Costco Wholesale Corp.                                594,600        41,479,296
--------------------------------------------------------------------------------
Sysco Corp.                                           570,410        17,802,496
                                                                ----------------
                                                                     59,281,792

--------------------------------------------------------------------------------
FOOD PRODUCTS--3.1%
Cadbury Schweppes plc                               2,553,580        31,762,737
--------------------------------------------------------------------------------
Nestle SA                                              78,684        36,106,318
                                                                ----------------
                                                                     67,869,055

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Reckitt Benckiser Group plc                           378,360        21,810,225
--------------------------------------------------------------------------------
ENERGY--8.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.8%
Schlumberger Ltd.                                     525,400        51,683,598
--------------------------------------------------------------------------------
Smith International, Inc.                             415,800        30,706,830
                                                                ----------------
                                                                     82,390,428

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.4%
Occidental Petroleum Corp.                            501,700        38,625,883
--------------------------------------------------------------------------------
Range Resources Corp.                                 560,580        28,791,389
--------------------------------------------------------------------------------
XTO Energy, Inc.                                      569,200        29,234,112
                                                                ----------------
                                                                     96,651,384

--------------------------------------------------------------------------------
FINANCIALS--11.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--7.0%
Charles Schwab Corp. (The)                            802,500        20,503,875
--------------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A                  978,790        15,249,548

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Franklin Resources, Inc.                              137,900   $    15,779,897
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                       191,200        41,117,560
--------------------------------------------------------------------------------
Northern Trust Corp.                                  229,800        17,598,084
--------------------------------------------------------------------------------
Och-Ziff Capital Management
Group, Cl. A                                          442,420        11,626,798
--------------------------------------------------------------------------------
UBS AG                                                674,435        31,291,343
                                                                ----------------
                                                                    153,167,105

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
American Express Co.                                  163,500         8,505,270
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
CME Group, Inc.                                        65,900        45,207,400
--------------------------------------------------------------------------------
INSURANCE--1.4%
Prudential Financial, Inc.                            319,500        29,726,280
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
CB Richard Ellis Group, Inc., Cl. A 1                 669,850        14,435,268
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                               71,260         5,070,862
                                                                ----------------
                                                                     19,506,130

--------------------------------------------------------------------------------
HEALTH CARE--14.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.9%
Celgene Corp. 1                                       342,220        15,813,986
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               535,000        24,615,350
                                                                ----------------
                                                                     40,429,336

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Bard (C.R.), Inc.                                     121,690        11,536,212
--------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                              376,900        15,317,216
                                                                ----------------
                                                                     26,853,428

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.5%
Express Scripts, Inc. 1                               181,300        13,234,900
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                        162,620        16,489,668
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                296,690        18,216,766
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                     333,900        29,293,047
                                                                ----------------
                                                                     77,234,381

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.0%
Covance, Inc. 1                                       158,727        13,748,933
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                      503,380        29,034,958
                                                                ----------------
                                                                     42,783,891

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.4%
Abbott Laboratories                                   416,000        23,358,400
--------------------------------------------------------------------------------
Allergan, Inc.                                        212,600        13,657,424
--------------------------------------------------------------------------------
Merck & Co., Inc.                                  401,780        23,347,436
--------------------------------------------------------------------------------
Roche Holding AG                                      222,912        38,476,515
--------------------------------------------------------------------------------
Shire plc                                             806,450        18,487,362
                                                                ----------------
                                                                    117,327,137

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INDUSTRIALS--9.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.6%
General Dynamics Corp.                                322,000   $    28,654,780
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 149,120        15,696,371
--------------------------------------------------------------------------------
Precision Castparts Corp.                             126,650        17,566,355
--------------------------------------------------------------------------------
United Technologies Corp.                             505,900        38,721,586
                                                                ----------------
                                                                    100,639,092

--------------------------------------------------------------------------------
AIRLINES--0.4%
Ryanair Holdings Ltd. plc, Sponsored
ADR 1                                                 199,500         7,868,280
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Corporate Executive Board Co. (The)                   254,650        15,304,465
--------------------------------------------------------------------------------
Robert Half International, Inc.                       267,060         7,221,302
                                                                ----------------
                                                                     22,525,767

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.5%
Foster Wheeler Ltd. 1                                  31,300         4,852,126
--------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1                               86,800         5,246,192
                                                                ----------------
                                                                     10,098,318

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
ABB Ltd.                                            1,047,546        30,154,386
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
McDermott International, Inc. 1                       264,500        15,613,435
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
Fastenal Co.                                          387,400        15,658,708
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--31.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.0%
Cisco Systems, Inc. 1                               2,482,100        67,190,447
--------------------------------------------------------------------------------
Corning, Inc.                                       1,615,500        38,755,845
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                   354,560        10,112,051
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        745,700        29,343,295
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                             445,500        50,519,700
                                                                ----------------
                                                                    195,921,338

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.4%
Apple, Inc. 1                                         345,300        68,397,024
--------------------------------------------------------------------------------
EMC Corp. 1                                         1,734,100        32,132,873
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   501,650        25,323,292
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                             529,000        13,203,840
--------------------------------------------------------------------------------
Seagate Technology International,
Inc. 1                                                325,000            32,500
                                                                ----------------
                                                                    139,089,529

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.4%
eBay, Inc. 1                                          920,100        30,538,119
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                 126,500        87,472,220
                                                                ----------------
                                                                    118,010,339

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
IT SERVICES--2.3%
Affiliated Computer Services, Inc.,
Cl. A 1                                               664,950   $    29,989,245
--------------------------------------------------------------------------------
Cognizant Technology Solutions
Corp. 1                                               607,700        20,625,338
                                                                ----------------
                                                                     50,614,583

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.5%
ASML Holding NV 1                                     571,799        17,891,591
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                               903,800        23,625,332
--------------------------------------------------------------------------------
Microchip Technology, Inc.                            413,000        12,976,460
                                                                ----------------
                                                                     54,493,383

--------------------------------------------------------------------------------
SOFTWARE--5.5%
Adobe Systems, Inc. 1                                 604,900        25,847,377
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                         683,180        23,549,215
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                      526,700        26,208,592
--------------------------------------------------------------------------------
Microsoft Corp.                                       789,000        28,088,400
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                237,000        14,857,530
                                                                ----------------
                                                                    118,551,114

--------------------------------------------------------------------------------
MATERIALS--5.3%
--------------------------------------------------------------------------------
CHEMICALS--4.8%
Monsanto Co.                                          588,000        65,673,720
--------------------------------------------------------------------------------
Praxair, Inc.                                         439,900        39,023,529
                                                                ----------------
                                                                    104,697,249

--------------------------------------------------------------------------------
METALS & MINING--0.5%
Allegheny Technologies, Inc.                          124,010        10,714,464
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.9%
America Movil SAB de CV, ADR,
Series L                                              469,500        28,822,605
--------------------------------------------------------------------------------
Crown Castle International Corp. 1                    811,100        33,741,760
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                  480,460        23,215,827
                                                                ----------------
                                                                     85,780,192
                                                                ----------------
Total Common Stocks (Cost $1,620,560,586)                         2,156,259,475

--------------------------------------------------------------------------------
INVESTMENT COMPANIES--1.1%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.03% 2,3
(Cost $24,161,830)                                 24,161,830        24,161,830

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,644,722,416)                                   100.1%    2,180,421,305
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.1)       (1,742,826)
                                                 -------------------------------
NET ASSETS                                              100.0%  $ 2,178,678,479
                                                 ===============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

     1. Non-income producing security.

     2. Rate shown is the 7-day yield as of December 31, 2007.

     3. Is or was an  affiliate,  as defined in the  Investment  Company  Act of
1940,  at or during the period ended  December  31, 2007,  by virtue of the Fund owning at least 5% of the voting  securities of the issuer or as a result of the
Fund and the issuer having the same investment  adviser.Transactions  during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS         GROSS              SHARES
                                                     DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E          15,177,546   333,232,908   324,248,624          24,161,830

                                                                                                              DIVIDEND
                                                                                             VALUE              INCOME
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                     $24,161,830        $  1,032,604

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF DECEMBER 31, 2007 WERE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                              CONTRACT
                                                                AMOUNT    EXPIRATION                        UNREALIZED
CONTRACT DESCRIPTION        BUY/SELL                            (000S)          DATE         VALUE        DEPRECIATION
----------------------------------------------------------------------------------------------------------------------

Swiss Franc (CHF)                Buy                             2,874CHF     1/4/08   $ 2,537,166        $     11,425

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:                          $2,156,259,475
Unaffiliated companies (cost $1,620,560,586)                                                   24,161,830
                                                                                           ---------------
Affiliated companies (cost $24,161,830)                                                     2,180,421,305
----------------------------------------------------------------------------------------------------------
Cash                                                                                               66,089
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                9,389,749
Shares of beneficial interest sold                                                              5,080,884
Dividends                                                                                       1,491,238
Other                                                                                              33,743
                                                                                           ---------------
Total assets                                                                                2,196,483,008

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                              11,425
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                          16,283,931
Shares of beneficial interest redeemed                                                            896,328
Distribution and service plan fees                                                                344,292
Shareholder communications                                                                        204,557
Trustees' compensation                                                                             24,523
Transfer and shareholder servicing agent fees                                                       1,806
Other                                                                                              37,667
                                                                                           ---------------
Total liabilities                                                                              17,804,529

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $2,178,678,479
                                                                                           ===============

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $       46,273
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  1,781,791,179
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 511,377
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions               (139,393,424)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                             535,723,074
                                                                                           ---------------
NET ASSETS                                                                                 $2,178,678,479
                                                                                           ===============

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of$1,631,791,679 and 34,583,013 shares of beneficial
interest outstanding)                                                                      $        47.18
----------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $546,886,800 and 11,690,144 shares of beneficial
interest outstanding)                                                                      $        46.78

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $408,906)                      $   16,094,599
Affiliated companies                                                                            1,032,604
----------------------------------------------------------------------------------------------------------
Interest                                                                                            6,761
----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                             15,676
                                                                                           ---------------
Total investment income                                                                        17,149,640

----------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------
Management fees                                                                                13,693,507
----------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                              1,276,613
----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                 10,389
Service shares                                                                                     10,131
----------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                120,781
Service shares                                                                                     36,373
----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                             41,030
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        32,208
----------------------------------------------------------------------------------------------------------
Administration service fees                                                                         1,500
----------------------------------------------------------------------------------------------------------
Other                                                                                              81,227
                                                                                           ---------------
Total expenses                                                                                 15,303,759
Less reduction to custodian expenses                                                                 (589)
Less waivers and reimbursements of expenses                                                       (19,755)
                                                                                           ---------------
Net expenses                                                                                   15,283,415

----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           1,866,225

----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments from unaffiliated companies                                                       146,947,745
Foreign currency transactions                                                                   1,578,248
                                                                                           ---------------
Net realized gain                                                                             148,525,993
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                   123,612,766
Translation of assets and liabilities denominated in foreign currencies                         6,666,623
                                                                                           ---------------
Net change in unrealized appreciation                                                         130,279,389

----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $  280,671,607
                                                                                           ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                                       2007            2006
-----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                               $    1,866,225  $    2,413,546
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                      148,525,993      29,967,822
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                  130,279,389     123,054,073
                                                                                                    -------------------------------
Net increase in net assets resulting from operations                                                   280,671,607     155,435,441

-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                                      (3,712,463)     (6,085,308)
Service shares                                                                                            (46,654)       (772,510)
                                                                                                    -------------------------------
                                                                                                        (3,759,117)     (6,857,818)

-----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                    (179,103,584)   (169,765,856)
Service shares                                                                                          18,763,021      49,160,827
                                                                                                    -------------------------------
                                                                                                      (160,340,563)   (120,605,029)

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                         116,571,927      27,972,594
-----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                  2,062,106,552   2,034,133,958
                                                                                                    -------------------------------
End of period (including accumulated net investment income of
$511,377 and $2,398,470, respectively)                                                              $2,178,678,479  $2,062,106,552
                                                                                                    ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES YEAR ENDED DECEMBER 31,          2007                2006                2005             2004            2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $      41.43        $      38.52        $      36.99     $      34.70     $     26.62
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .07 1               .07 1               .18 1            .35 1,2         .12
Net realized and unrealized gain                    5.78                2.98                1.68             2.05            8.07
                                           -----------------------------------------------------------------------------------------
Total from investment operations                    5.85                3.05                1.86             2.40            8.19
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                (.10)               (.14)               (.33)            (.11)           (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      47.18        $      41.43        $      38.52     $      36.99     $     34.70
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 14.15%               7.95%               5.10%            6.93%          30.94%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  1,631,791        $  1,598,967        $  1,652,282     $  1,770,273     $ 1,715,240
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  1,631,686        $  1,615,352        $  1,658,910     $  1,708,511     $ 1,468,297
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               0.15%               0.17%               0.47%            0.99% 2         0.39%
Total expenses                                      0.65% 5,6,7         0.67% 5,6,7         0.66% 6          0.66% 6         0.67% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               59%                 47%                 70%              44%             48%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2. Net  investment  income per share and the net  investment  income  ratio include $.16 and 0.43%,  respectively,  resulting  from a special  dividend from
Microsoft Corp. in November 2004.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

            Year Ended December 31, 2007        0.65%
            Year Ended December 31, 2006        0.67%

     6. Reduction to custodian expenses less than 0.005%.

     7. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES YEAR ENDED DECEMBER 31,              2007               2006                2005             2004             2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     41.09        $     38.23        $      36.73     $      34.53     $      26.53
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        (.05) 1            (.03) 1              .08 1            .29 1,2          .08
Net realized and unrealized gain                    5.74               2.96                1.69             1.99             8.02
                                             ---------------------------------------------------------------------------------------
Total from investment operations                    5.69               2.93                1.77             2.28             8.10
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  -- 3             (.07)               (.27)            (.08)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     46.78        $     41.09        $      38.23     $      36.73     $      34.53
                                             =======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                 13.86%              7.68%               4.87%            6.62%           30.69%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $   546,887        $   463,140        $    381,852     $    248,649     $    119,699
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $   510,874        $   426,539        $    301,780     $    184,273     $     48,178
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                       (0.10)%            (0.08)%              0.20%            0.85% 2          0.14%
Total expenses                                      0.91% 6,7,8        0.92% 6,7,8        0.91% 7           0.91% 7          0.94% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                59%                47%                70%              44%              48%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2. Net  investment  income per share and the net  investment  income  ratio include $.16 and 0.43%,  respectively,  resulting  from a special  dividend from
Microsoft Corp. in November 2004.

     3. Less than $0.005 per share.

     4.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     5. Annualized for periods less than one full year.

     6. Total expenses  including indirect expenses from affiliated fund were as follows:

             Year Ended December 31, 2007         0.91%
             Year Ended December 31, 2006         0.92%

     7. Reduction to custodian expenses less than 0.005%.

     8. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

     Oppenheimer Capital  Appreciation Fund/VA (the "Fund") is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered  under the  Investment  Company Act of 1940,  as amended.  The Fund's investment  objective is to seek capital appreciation by investing in securities
of  well-known,   established  companies.   The  Fund's  investment  adviser  is
OppenheimerFunds, Inc. (the "Manager").

     The Fund  offers  two  classes of shares.  Both  classes  are sold at their offering price,  which is the net asset value per share, to separate  investment accounts of participating  insurance  companies as an underlying  investment for variable life insurance policies, variable annuity contracts or other investment products.  The class of shares  designated  as  Service  shares is  subject to a distribution  and service plan. Both classes of shares have identical rights and voting  privileges  with  respect to the Fund in general  and  exclusive  voting rights on matters  that affect that class  alone.  Earnings,  net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

     SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the  "Exchange"),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized by the Board of Trustees.  Securities traded on a registered
U.S. securities exchange are valued based on the last sale price of the security traded on that  exchange  prior to the time when the Fund's  assets are  valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading day, if it is within the spread of the closing  "bid" and "asked"
prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean  between  the  "bid"  and  "asked"  prices.  Securities  for  which  market quotations are not readily available are valued at their fair value.  Securities whose values have been materially  affected by what the Manager  identifies as a significant  event  occurring  before the Fund's assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Board of Trustees.  Shares of a registered investment company that  are not  trade  on an  exchange  are  valued  at the  acquired  investment company's net asset value per share.  "Money  market-type" debt instruments with remaining  maturities  of sixty days or less are valued at cost  adjusted by the amortization  of  discount  or  premium  to  maturity  (amortized  cost),  which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY  TRANSLATION.  The Fund's accounting  records are maintained in
U.S.  dollars.  The values of securities  denominated in foreign  currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the Fund's  books and the U.S.  dollar  equivalent  of the  amounts actually  received or paid. Net unrealized  appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies  arise from changes in the values of assets and liabilities,  including  investments in securities at fiscal period end, resulting from changes in exchange rates.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated  money market fund. The
Fund  may  invest  the  available   cash  in  Class  E  shares  of   Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of IMMF.  The  Fund's
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Fund is subject to its  proportional  share of IMMF's  Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME,  EXPENSES,  GAINS AND LOSSES. Income, expenses (other than those  attributable  to a specific  class),  gains and losses are allocated on a daily basis to each class of shares  based upon the relative  proportion  of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL  TAXES.  The Fund  intends to comply  with  provisions  of the  Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The  statute of  limitations  on the  Fund's tax return  filings remain open for the three preceding fiscal reporting period ends.

     The  tax  components  of  capital  shown  in  the  table  below   represent
distribution   requirements   the  Fund  must  satisfy   under  the  income  tax
regulations,  losses  the Fund may be able to offset  against  income  and gains realized  in  future  years  and  unrealized  appreciation  or  depreciation  of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED      SECURITIES AND OTHER
NET INVESTMENT       LONG-TERM                   LOSS   INVESTMENTS FOR FEDERAL
INCOME                    GAIN   CARRYFORWARD 1,2,3,4       INCOME TAX PURPOSES
-------------------------------------------------------------------------------
$1,846,717                 $--           $130,981,285              $527,182,723

     1. As of December 31, 2007, the Fund had  $130,948,710  of net capital loss carryforwards  available to offset future  realized  capital gains,  if any, and thereby  reduce  future  taxable  gain  distributions.  As of December 31, 2007, details of the capital loss carryforwards were as follows:

                            EXPIRING
                            -------------------------
                            2011       $   96,270,872
                            2012           34,677,838
                                       --------------
                            Total      $  130,948,710
                                       ==============

     2. The Fund had $32,575 of post-October  foreign currency losses which were deferred.

     3.  During the fiscal  year ended  December  31,  2007,  the Fund  utilized
$151,992,802  of capital loss  carryforward  to offset capital gains realized in that fiscal year.

     4.  During the fiscal  year ended  December  31,  2006,  the Fund  utilized
$28,826,516  of capital loss  carryforward  to offset  capital gains realized in that fiscal year.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     Accordingly,  the following amounts have been reclassified for December 31,
2007. Net assets of the Fund were unaffected by the reclassifications.

                                      INCREASE TO ACCUMULATED
            INCREASE TO ACCUMULATED         NET REALIZED LOSS
            NET INVESTMENT INCOME              ON INVESTMENTS
            -------------------------------------------------
            $5,799                                     $5,799

     The tax character of distributions paid during the years ended December 31,
2007 and December 31, 2006 was as follows:

                                        YEAR ENDED          YEAR ENDED
                                 DECEMBER 31, 2007   DECEMBER 31, 2006
      ----------------------------------------------------------------
      Distributions paid from:
      Ordinary income                   $3,759,117          $6,857,818

     The aggregate cost of securities and other  investments and the composition of unrealized  appreciation and depreciation of securities and other investments for federal  income tax purposes as of December  31, 2007 are noted  below.  The primary  difference  between  book  and  tax  appreciation  or  depreciation  of securities and other  investments,  if applicable,  is  attributable  to the tax deferral of losses or tax realization of financial statement  unrealized gain or loss.

      Federal tax cost of securities          $   1,653,274,192
      Federal tax cost of other investments           2,548,591
                                              -----------------
      Total federal tax cost                  $   1,655,822,783
                                              =================

      Gross unrealized appreciation           $     587,477,378
      Gross unrealized depreciation                 (60,294,655)
                                              -----------------
      Net unrealized appreciation             $     527,182,723
                                              =================

--------------------------------------------------------------------------------
TRUSTEES'  COMPENSATION.  The  Board of  Trustees  has  adopted  a  compensation deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND  DISTRIBUTIONS  TO  SHAREHOLDERS.  Dividends and  distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting  principles,  are recorded on the  ex-dividend  date.  Income and  capital  gain  distributions,  if any,  are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT  INCOME.  Dividend income is recorded on the ex-dividend date or upon ex-dividend  notification  in the case of certain  foreign  dividends  where the ex-dividend  date may have  passed.  Non-cash  dividends  included  in  dividend income,  if any,  are  recorded  at the  fair  market  value  of the  securities received. Interest income is recognized on an accrual basis. Market discount and premium,  which are included in interest  income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include  interest  expense  incurred by the Fund on any cash  overdrafts  of its custodian  account during the period.  Such cash  overdrafts may result from the effects  of  failed  trades  in  portfolio  securities  and from  cash  outflows resulting from  unanticipated  shareholder  redemption  activity.  The Fund pays interest to its  custodian on such cash  overdrafts,  to the extent they are not offset by positive cash balances  maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian  expenses" line item, if  applicable,  represents  earnings on cash  balances  maintained  by the Fund during the period.  Such interest  expense and other  custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY  TRANSACTIONS.  Security  transactions  are recorded on the trade date.
Realized  gains and losses on  securities  sold are  determined  on the basis of identified cost.

--------------------------------------------------------------------------------

     INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

     OTHER.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

     The Fund has  authorized an unlimited  number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED DECEMBER 31, 2007     YEAR ENDED DECEMBER 31, 2006
                                                  SHARES            AMOUNT         SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                           3,540,352     $ 160,454,788      4,072,357     $ 160,034,277
Dividends and/or distributions reinvested         88,964         3,712,463        154,136         6,085,308
Redeemed                                      (7,638,575)     (343,270,835)    (8,524,929)     (335,885,441)
                                              --------------------------------------------------------------
Net decrease                                  (4,009,259)    $(179,103,584)    (4,298,436)    $(169,765,856)
                                              ==============================================================

------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                           2,132,039     $  95,722,464      3,206,477     $ 125,342,151
Dividends and/or distributions reinvested          1,121            46,477         19,641           770,510
Redeemed                                      (1,714,792)      (77,005,920)    (1,942,425)      (76,951,834)
                                              --------------------------------------------------------------
Net increase                                     418,368     $  18,763,021      1,283,693     $  49,160,827
                                              ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

     The  aggregate  cost of purchases  and proceeds  from sales of  securities, other than  short-term  obligations  and investments in IMMF, for the year ended
December 31, 2007, were as follows:

                                        PURCHASES               SALES
        -------------------------------------------------------------
        Investment securities     $ 1,247,463,113     $ 1,402,031,332

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management  fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                FEE SCHEDULE
                ----------------------------
                Up to $200 million     0.75%
                Next $200 million      0.72
                Next $200 million      0.69
                Next $200 million      0.66
                Over $800 million      0.60

--------------------------------------------------------------------------------

     ADMINISTRATION  SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES.  OppenheimerFunds  Services ("OFS"), a division of the
Manager,  acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended  December 31, 2007, the Fund paid $20,484 to OFS for services to the Fund.

     Additionally,  funds  offered in variable  annuity  separate  accounts  are subject to minimum  fees of $10,000  per class,  for class  level  assets of $10 million or more.  Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

     DISTRIBUTION  AND SERVICE PLAN FOR SERVICE  SHARES.  The Fund has adopted a
Distribution  and Service Plan (the "Plan") in accordance  with Rule 12b-1 under the Investment  Company Act of 1940 for Service  shares to pay  OppenheimerFunds
Distributor,  Inc.  (the  "Distributor"),  for  distribution  related  services, personal  service and account  maintenance for the Fund's Service shares.  Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average  annual  net  assets of  Service  shares of the  Fund.  The  Distributor currently  uses all of those  fees to  compensate  sponsor(s)  of the  insurance product that offers Fund shares,  for providing personal service and maintenance of accounts of their variable  contract owners that hold Service  shares.  These fees are  paid out of the  Fund's  assets  on an  on-going  basis  and  increase operating  expenses of the Service  shares,  which results in lower  performance compared  to the  Fund's  shares  that are not  subject to a service  fee.  Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

     WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer  and  shareholder  servicing  agent  fees for all  classes  to 0.35% of average  annual  net  assets  per  class.  This  undertaking  may be  amended or withdrawn at any time.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
IMMF.  During the year ended  December 31, 2007,  the Manager waived $19,755 for
IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter  into  foreign  currency  exchange  contracts  ("forward contracts") for the purchase or sale of a foreign  currency at a negotiated rate at a future date.

     Foreign currency  exchange  contracts are reported on a schedule  following the Statement of Investments.  Forward contracts will be valued daily based upon the closing prices of the forward  currency rates determined at the close of the
Exchange  as  provided  by a bank,  dealer or  pricing  service.  The  resulting unrealized  appreciation  (depreciation)  is reported in the Statement of Assets and  Liabilities  as a receivable  or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation).  At contract close, the  difference  between the original  cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Fund include  both market and credit risk.  Market risk is the risk that the value of the forward  contract will  depreciate due to unfavorable changes in the exchange rates.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty  defaults,  the Fund's loss will consist  of the net  amount of  contractual  payments  that the Fund has not yet received.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SECURITIES LENDING

     The Fund  lends  portfolio  securities  from  time to time in order to earn additional  income in the form of fees or  interest  on  securities  received as collateral or the investment of any cash received as  collateral.  The loans are secured by  collateral  (either  securities,  letters of credit,  or cash) in an amount not less than 100% of the market  value of the loaned  securities  during the period of the loan. The market value of the loaned  securities is determined at the close of each  business day and any  additional  required  collateral  is delivered to the Fund on the next business day. If the borrower  defaults on its obligation  to return  the  securities  loaned  because of  insolvency  or other reasons,  the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic  benefit of interest or dividends paid on the securities  loaned in the form of a substitute  payment received from the borrower and recognizes the gain or loss in the fair value of the  securities  loaned  that may occur  during the term of the loan. The Fund has the right under the lending  agreement to recover the securities from the borrower on demand.

      As of December 31, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

     In September  2006,  Financial  Accounting  Standards Board ("FASB") issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CORE BOND FUND/VA:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer  Core Bond Fund/VA (the "Fund"),  a series of  Oppenheimer  Variable
Account Funds, including the statement of investments,  as of December 31, 2007, and the related  statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the  financial  highlights  for each of the five years in the period then ended.
These financial  statements and financial  highlights are the  responsibility of the  Fund's  management.  Our  responsibility  is to express an opinion on these financial statements and financial highlights based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not  required to have,  nor were we engaged to perform,  an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of  securities  owned  as of  December  31,  2007,  by  correspondence  with the custodian  and  brokers;  where  replies  were not  received  from  brokers,  we performed  other  auditing  procedures.  We believe  that our  audits  provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007,  the results of its  operations  for the year then ended,  the  changes  in its net  assets for each of the two years in the period then  ended,  and the  financial  highlights  for each of the five  years in the period then ended, in conformity with accounting  principles  generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.0%
Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series
2005-1A, Cl. A2, 5.009%, 4/20/09 1,2              $   426,667   $       426,631
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2,
5.345%, 5/25/34 2                                   1,476,940         1,391,413
--------------------------------------------------------------------------------
Capital One Prime Auto Receivables
Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4,
5.048%, 4/15/11 2                                   4,930,000         4,912,100
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                          310,000           292,028
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc. 2005-WF2, Asset-Backed
Pass-Through Certificates,
Series 2005-WF2, Cl. AF2, 4.922%,
8/25/35 2                                              76,142            75,964
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2002-4, Asset-Backed
Certificates, Series 2002-4, Cl. A1,
5.605%, 2/25/33 2                                      35,747            32,011
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-11, Asset-Backed
Certificates, Series 2005-11, Cl. AF2,
4.657%, 2/25/36                                       640,000           636,149
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 2                                     670,000           645,778
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-17, Asset-Backed
Certificates, Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 2                                     440,000           436,631
--------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations, Series 2005-2, Cl. A4,
4.15%, 10/15/10                                       920,000           917,269
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1,
5%, 1/20/35 2                                         673,259           657,954
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates:
Series 2005-10, Cl. 2A3B, 5.55%,
1/25/36                                               723,981           725,282
Series 2005-4, Cl. 2A1B, 5.17%,
10/25/35                                              454,626           455,338
--------------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%,
4/25/31 3                                           2,185,807         2,179,687

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Merrill Lynch Mortgage Investors
Trust 2006-WMC1, Mtg. Asset-
Backed Certificates, Series 2006-
WMC1, Cl. A2B, 5.005%, 1/25/37 2                  $   731,979   $       722,712
--------------------------------------------------------------------------------
NC Finance Trust, CMO
Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 0.491%,
1/25/29 3,14                                        3,370,016           572,903
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Asset-Backed Certificates, Series
2006-2, Cl. 2A2, 4.965%, 7/1/36 2                   1,250,000         1,217,206
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3,
5.68%, 1/25/36 2                                      690,000           684,107
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 4.905%,
9/25/36 2                                             925,616           904,400
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Mtg. Pass-Through Certificates,
Series 2002-AL1, Cl. B2, 3.45%,
2/25/32                                             2,386,566         1,893,591
--------------------------------------------------------------------------------
Tobacco Settlement Authority,
Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                        1,570,000         1,602,138
                                                                ---------------
Total Asset-Backed Securities
(Cost $24,399,232)                                                   21,381,292
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--79.9%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--51.2%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--51.0%
Fannie Mae Trust 2004-W9,
Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                   512,837           544,075
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                      9,570,377         9,411,788
5%, 8/15/33                                         4,041,662         3,950,112
6%, 7/15/17-3/15/33                                 8,483,965         8,673,554
6.50%, 4/15/18-4/15/34                              1,218,433         1,262,085
7%, 5/15/29-3/15/35                                 5,796,278         6,077,447
8%, 4/15/16                                           557,664           591,591
9%, 8/15/22-5/15/25                                   161,082           173,794
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 151, Cl. F, 9%, 5/15/21                         30,394            30,343
Series 2006-11, Cl. PS, 6.728%,
3/25/36 2                                             662,756           735,642
Series 2043, Cl. ZP, 6.50%, 4/15/28                 1,083,464         1,125,972
Series 2066, Cl. Z, 6.50%, 6/15/28                  2,243,785         2,316,706
Series 2195, Cl. LH, 6.50%, 10/15/29                1,256,633         1,301,891
Series 2326, Cl. ZP, 6.50%, 6/15/31                   436,852           457,461

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates: Continued
Series 2461, Cl. PZ, 6.50%, 6/15/32               $ 1,375,522   $     1,437,750
Series 2500, Cl. FD, 5.528%, 3/15/32 2                313,058           313,401
Series 2526, Cl. FE, 5.428%, 6/15/29 2                510,355           509,091
Series 2538, Cl. F, 5.628%, 12/15/32 2              3,046,583         3,068,570
Series 2551, Cl. FD, 5.428%, 1/15/33 2                395,348           397,103
Series 2676, Cl. KY, 5%, 9/15/23                      552,000           536,918
Series 3025, Cl. SJ, 6.316%, 8/15/35 2                140,999           160,440
Series 3094, Cl. HS, 5.949%, 6/15/34 2                413,449           451,057
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 4.908%, 6/1/26 4                  548,871           126,589
Series 183, Cl. IO, 3.481%, 4/1/27 4                  855,039           195,347
Series 184, Cl. IO, 9.161%, 12/1/26 4                 937,977           213,195
Series 192, Cl. IO, 8.247%, 2/1/28 4                  224,461            54,475
Series 200, Cl. IO, 7.322%, 1/1/29 4                  270,429            62,849
Series 206, Cl. IO, (9.554)%, 12/1/29 4               540,203           118,015
Series 2130, Cl. SC, 3.243%, 3/15/29 4                601,298            58,263
Series 216, Cl. IO, 9.04%, 12/1/31 4                  359,920            87,209
Series 224, Cl. IO, 5.646%, 3/1/33 4                1,099,866           258,181
Series 243, Cl. 6, 15.199%, 12/15/32 4                679,519           143,355
Series 2796, Cl. SD, (2.121)%,7/15/26 4               962,057            85,241
Series 2802, Cl. AS, 5.232%, 4/15/33 4              1,058,066            71,423
Series 2920, Cl. S, (4.806)%,1/15/35 4              3,490,446           248,222
Series 3000, Cl. SE, 11.913%,7/15/25 4              4,171,932           223,777
Series 3110, Cl. SL, 24.356%,2/15/26 4                577,276            29,502
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 5.939%, 6/1/26 5                  223,618           184,475
Series 192, Cl. PO, 7.631%, 2/1/28 5                  224,461           177,518
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 9/25/18-8/25/20                             14,924,845        14,687,035
5%, 12/25/17-3/25/34                               36,161,501        35,876,138
5%, 1/1/22 6                                        9,328,000         9,338,205
5%, 6/25/33 7                                       4,169,738         4,078,747
5.50%, 1/25/33-1/25/34                             26,884,998        26,926,720
5.50%, 1/1/22-1/1/37 6                             16,308,000        16,335,583
6%, 5/25/29-11/1/33                                10,568,209        10,782,719
6%, 1/1/22 6                                        3,752,000         3,839,350
6.50%, 3/25/11-11/25/31                            10,344,203        10,734,177
7%, 11/25/17-7/25/35                                3,758,629         3,946,047
7.50%, 4/25/08-1/25/33                                 23,026            24,612
8%, 5/25/17                                             5,213             5,536
8.50%, 7/25/32                                         47,405            51,067
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                  53,733            58,354
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                1,312,557         1,354,021
Trust 1998-58, Cl. PC, 6.50%,
10/25/28                                            1,109,573         1,148,973
Trust 1998-61, Cl. PL, 6%, 11/25/28                   603,681           619,446

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Continued
Trust 1999-54, Cl. LH, 6.50%,
11/25/29                                          $   821,312   $       863,125
Trust 2001-70, Cl. LR, 6%, 9/25/30                    161,391           161,915
Trust 2001-74, Cl. QE, 6%, 12/25/31                 1,836,626         1,880,145
Trust 2001-82, Cl. ZA, 6.50%,
1/25/32                                               564,651           576,586
Trust 2002-9, Cl. PC, 6%, 3/25/17                   1,344,373         1,391,187
Trust 2003-130, Cl. CS, 4.37%,
12/25/33 2                                            385,418           364,453
Trust 2003-28, Cl. KG, 5.50%,
4/25/23                                             3,964,000         3,989,854
Trust 2003-84, Cl. PW, 3%, 6/25/22                    470,883           467,857
Trust 2004-101, Cl. BG, 5%, 1/25/20                 1,908,000         1,914,341
Trust 2005-100, Cl. BQ, 5.50%,
11/25/25                                            1,120,000         1,125,157
Trust 2005-59, Cl. NQ, 4.713%,
5/25/35 2                                             709,166           709,259
Trust 2006-46, Cl. SW, 6.362%,
6/25/36 2                                             501,944           550,786
Trust 2006-50, Cl. KS, 6.362%,
6/25/36 2                                           1,105,284         1,176,477
Trust 2006-50, Cl. SA, 6.362%,
6/25/36 2                                           1,412,254         1,505,232
Trust 2006-50, Cl. SK, 6.362%,
6/25/36 2                                             443,782           472,087
Trust 2006-64, Cl. MD, 5.50%,
7/25/36                                             4,671,000         4,636,857
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-65, Cl. S, 11.769%,
11/25/31 4                                          1,871,817           241,756
Trust 2001-81, Cl. S, 3.721%,
1/25/32 4                                             450,815            48,555
Trust 2002-47, Cl. NS, 2.892%,
4/25/32 4                                           1,172,221           129,147
Trust 2002-51, Cl. S, 3.029%,
8/25/32 4                                           1,076,103           120,851
Trust 2002-52, Cl. SD, (0.737)%,
9/25/32 4                                           1,192,052           194,050
Trust 2002-77, Cl. SH, 5.015%,
12/18/32 4                                            559,799            55,199
Trust 2002-84, Cl. SA, 12.932%,
12/25/32 4                                          1,646,089           191,140
Trust 2003-118, Cl. S, 9.431%,
12/25/33 4                                          3,354,181           576,518
Trust 2003-33, Cl. SP, 9.135%,
5/25/33 4                                           1,696,241           220,214
Trust 2003-4, Cl. S, 12.143%,
2/25/33 4                                           1,089,260           132,862
Trust 2004-54, Cl. DS, (2.17)%,
11/25/30 4                                            894,916            71,925
Trust 2005-19, Cl. SA, 1.188%,
3/25/35 4                                           8,834,864           628,244

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2005-40, Cl. SA, 0.806%,
5/25/35 4                                        $  1,944,233   $       133,783
Trust 2005-6, Cl. SE, 3.271%,
2/25/35 4                                           2,494,298           216,490
Trust 2005-71, Cl. SA, 8.893%,
8/25/25 4                                           2,630,460           204,660
Trust 2005-87, Cl. SE, 12.322%,
10/25/35 4                                          4,911,349           342,627
Trust 2005-87, Cl. SG, 14.11%,
10/25/35 4                                          4,935,612           462,475
Trust 2006-33, Cl. SP, 15.444%,
5/25/36 4                                           3,844,364           355,078
Trust 222, Cl. 2, 14.682%, 6/1/23 4                 1,876,620           444,446
Trust 240, Cl. 2, 17.248%, 9/1/23 4                 2,263,896           520,540
Trust 252, Cl. 2, 14.948%, 11/1/23 4                1,462,654           360,804
Trust 273, Cl. 2, 13.207%, 8/1/26 4                   425,316            96,575
Trust 303, Cl. IO, (3.329)%, 11/1/29 4                237,177            56,623
Trust 319, Cl. 2, 11.251%, 2/1/32 4                   397,161            92,260
Trust 321, Cl. 2, 6.373%, 4/1/32 4                  4,386,049         1,016,624
Trust 331, Cl. 9, 15.578%, 2/1/33 4                 1,012,132           250,941
Trust 334, Cl. 17, 22.98%, 2/1/33 4                   699,455           161,474
Trust 339, Cl. 7, 10.442%, 7/1/33 4                 3,576,381           845,153
Trust 342, Cl. 2, 6.635%, 9/1/33 4                    246,604            57,739
Trust 344, Cl. 2, 4.743%, 12/1/33 4                 7,002,459         1,605,620
Trust 345, Cl. 9, 8.864%, 1/1/34 4                  1,446,102           344,065
Trust 362, Cl. 12, 9.377%, 8/1/35 4                 1,932,348           447,288
Trust 362, Cl. 13, 9.359%, 8/1/35 4                 1,071,421           246,042
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
5.585%, 9/25/23 5                                     543,801           444,444
                                                                ----------------
                                                                    218,772,687

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage
Assn.:
7%, 1/30/09-5/29/09                                     9,056             9,225
8.50%, 8/15/17-12/29/17                               237,240           256,015
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 8.438%,
1/16/27 4                                             945,026            95,105
Series 2002-15, Cl. SM, 5.989%,
2/16/32 4                                           1,174,606           181,141
Series 2004-11, Cl. SM, 1.721%,
1/17/30 4                                             787,867           127,698
Series 2006-47, Cl. SA, 31.192%,
8/16/36 4                                           5,903,623           465,549
                                                                ----------------
                                                                      1,134,733

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
NON-AGENCY--28.7%
--------------------------------------------------------------------------------
COMMERCIAL--11.5%
Asset Securitization Corp.,
Commercial Interest-Only Stripped
Mtg.-Backed Security, Series 1997-D4,
Cl. PS1, 2.706%, 4/14/29 4                       $ 13,797,762   $       564,607
--------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43              2,100,000         2,075,456
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                             1,441,816         1,466,373
--------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                      1,146,075         1,168,049
--------------------------------------------------------------------------------
Capital Lease Funding Securitization
LP, Interest-Only Corporate-Backed
Pass-Through Certificates,
Series 1997-CTL1, (6.498)%, 6/22/24 4              10,797,339           320,855
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
2006-WF1, Asset-Backed
Pass-Through Certificates,
Series 2006-WF1, Cl. A2B,
5.536%, 3/1/36                                        460,000           459,904
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4
Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 2007-CD4, Cl. A2B, 5.205%,
12/11/49                                            1,510,000         1,509,762
Series 2007-CD4, Cl. A4, 5.322%,
12/1/49 8                                           1,970,000         1,967,912
--------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust
2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 5.265%,
10/25/36 2                                          3,113,536         2,953,519
Series 2006-A5, Cl. 1A13, 5.315%,
10/25/36 2                                          1,556,768         1,522,170
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage
Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%,
6/25/36                                               818,876           818,730
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                262,671           262,888
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates,
Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                 829,749           798,679

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates,
Series 2007-FA2, Cl. 1A1, 5.50%,
4/25/37                                          $    950,000   $       938,462
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%,
7/10/45                                             1,190,000         1,185,895
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%,
8/10/42                                             1,460,000         1,442,573
Series 2005-GG5, Cl. A2, 5.117%,
4/10/37                                             1,290,000         1,293,057
Series 2007-GG9, Cl. A2, 5.381%,
3/10/39                                             4,250,000         4,276,295
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                               510,000           504,775
Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                            1,720,000         1,709,558
Series 2007-LDPX, Cl. A2S, 5.305%,
1/15/49                                               590,000           590,860
Series 2006-CB14, Cl. A4, 5.481%,
12/12/44                                            2,190,000         2,219,175
Series 2007-LD12, Cl. A2, 5.827%,
2/15/51                                             1,040,000         1,062,187
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%,
9/15/30                                             1,430,000         1,427,860
Series 2007-C1, Cl. A2, 5.318%,
1/15/12                                             1,700,000         1,708,243
Series 2007-C1, Cl. A4, 5.424%,
2/11/40                                             1,680,000         1,690,520
--------------------------------------------------------------------------------
Lehman Brothers Commercial
Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed
Security, Series 1998-C1, Cl. IO,
(0.88)%, 2/18/30 4                                  6,809,288           176,314
--------------------------------------------------------------------------------
Lehman Structured Securities Corp.,
CMO, Series 2002-GE1, Cl. A,
2.514%, 7/26/24 3                                     272,953           210,174
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                39,117            38,978
Series 2004-6, Cl. 10A1, 6%, 7/25/34                1,550,630         1,535,736

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                   $    759,305   $       755,535
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl.
A114, 5.75%, 4/25/37                                1,312,491         1,297,400
--------------------------------------------------------------------------------
Residential Asset Securitization
Trust 2006-A9CB, CMO
Pass-Through Certificates,
Series 2006-A9CB, Cl. A5,
6%, 9/25/36                                         1,882,552         1,879,081
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl. X,
(5.389)%, 5/18/32 4                               258,810,500           398,775
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C17, Cl. A2,
4.782%, 3/15/42                                     2,520,000         2,509,183
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C29, Cl. A2,
5.272%, 11/15/48                                      355,000           355,831
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through
Certificates, Series 2006-AR8, Cl. 2A1,
6.133%, 8/25/36 2                                   4,379,770         4,378,975
                                                                ----------------
                                                                     49,474,346

--------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.7%
Wells Fargo Mortgage-Backed
Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 6.102%, 9/25/36 2               3,419,170         3,426,716
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR2, Cl. 2A5, 5.10%, 3/25/36 2                 3,969,757         3,940,316
                                                                ----------------
                                                                      7,367,032

--------------------------------------------------------------------------------
MULTIFAMILY--9.0%
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates, Series 2005-F, Cl. 2A3,
4.716%, 7/25/35 2                                   2,820,303         2,798,470
--------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4,
Mtg. Pass-Through Certificates,
Series 2006-4, Cl. 2A1, 5.802%,
10/25/36 2                                          1,571,602         1,583,678

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MULTIFAMILY Continued
Citigroup Mortgage Loan Trust, Inc.
2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5,
Cl. 1A3A, 5.894%, 7/25/36 2                      $  1,172,685   $     1,183,115
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, CMO:
Series 2008-85CB, Cl. 2A3, 5.50%,
2/25/36                                             1,790,000         1,700,266
Series 2004-28CB, Cl. 2A4, 5.75%,
1/25/35                                             2,316,000         2,213,868
--------------------------------------------------------------------------------
Countrywide Home Loans Servicing
LP, Mtg. Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.122%,
1/19/34 2                                           2,018,465         2,043,183
Series 2005-HYB1, Cl. 5A1, 4.995%,
3/25/35 2                                           2,687,933         2,626,614
Series 2007-HY1, Cl. 1A1, 5.695%,
4/25/37 2                                           2,872,197         2,884,641
--------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust,
Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.292%,
7/19/35 2                                           3,149,052         3,159,939
Series 2004-J4, Cl. A7, 5.50%, 9/25/34              1,660,000         1,588,881
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust
2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl.
3A1, 5.152%, 11/25/35 2                             4,573,708         4,570,077
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors
Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1,
6.007%, 6/25/37 2                                   3,873,769         3,895,259
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through
Certificates, Series 2005-AR8, Cl.
2AB1, 5.115%, 7/25/45 2                                37,267            37,186
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-AA Trust, Mtg.
Pass-Through Certificates, Series
2004-AA, Cl. 2A, 4.993%, 12/25/34 2                   927,973           915,011
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-S Trust, Mtg. Pass-
Through Certificates, Series 2004-S,
Cl. A1, 3.54%, 9/25/34 2                              771,487           759,729
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR2, Cl. 2A2, 4.547%, 3/25/35 2                  574,768           570,176
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR4, Cl. 2A2, 4.524%, 4/25/35 2                  953,773           946,101

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MULTIFAMILY Continued
Wells Fargo Mortgage-Backed
Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1, 5.56%,
7/25/36 2                                        $  1,892,727   $     1,903,402
Series 2006-AR10, Cl. 2A1, 5.646%,
7/25/36 2                                           1,460,208         1,471,152
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR2, Cl. 2A6, 5.10%, 3/25/36 2                   753,853           748,262
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR6, Cl. 3A1, 5.093%, 3/25/36 2                  840,377           836,812
                                                                ----------------
                                                                     38,435,822

--------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage
Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 91.826%,
10/23/17 4                                              8,386             1,040
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security,
Series1987-3, Cl. A, 4.037%, 10/23/17 5                12,411            11,562
                                                                ----------------
                                                                         12,602

--------------------------------------------------------------------------------
RESIDENTIAL--6.5%
Chase Mortgage Finance Trust
Series 2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series
2005-S1, Cl. 1A5, 5.50%, 5/25/35                    1,000,000           983,269
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, CMO:
Series 2005-18CB, Cl. A8, 5.50%,
5/25/36                                             2,420,000         2,335,488
Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                             2,290,023         2,339,815
Series 2005-J3, Cl. 3A1, 6.50%,
9/25/34                                             2,151,269         2,158,598
--------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan
Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl.
5A3, 5.427%, 6/25/36 2                              1,110,000         1,115,129
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl.
2A2, 6%, 4/25/08                                    1,080,504         1,079,297
--------------------------------------------------------------------------------
STARM Mortgage Loan Trust
2007-S1, Mtg. Pass-Through
Certificates, Series 2007-S1, Cl. 3A1,
5.004%, 8/1/22 2                                    4,272,338         4,214,261

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
RESIDENTIAL Continued
WaMu, Mtg. Pass-Through
Certificates:
Series 2006-AR12, Cl. 2A1, 5.75%,
10/25/36 2                                          $ 4,262,606   $   4,236,800
Series 2007-HY6, Cl. 2A1, 5.702%,
6/25/37 2                                             2,708,071       2,674,110
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Loan Trust, Mtg. Pass-Through
Certificates, 2007-A, Cl. 1A8, 6%,
2/25/37                                               3,691,408       3,702,854
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR5 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR5, Cl. 2A2, 5.535%, 4/1/36 2                   1,656,531       1,505,638
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2003-6 Trust, Mtg.
Pass-Through Certificates, Series
2003-6, Cl. 1A1, 5%, 6/25/18                          1,552,618       1,544,743
                                                                  --------------
                                                                     27,890,002
                                                                  --------------
Total Mortgage-Backed Obligations
(Cost $338,516,149)                                                 343,087,224

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--19.8%
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec.
Debs., 5/1/31 8                                       1,675,000       1,707,616
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual
Bonds 9                                               5,160,000       4,498,901
--------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts.,
11/1/08                                               2,825,000       2,850,837
--------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts.,
7/15/13                                               1,955,000       1,878,939
--------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50%
Sr. Unsec. Nts., 9/1/09 3                             2,250,000       2,391,451
--------------------------------------------------------------------------------
Capmark Financial Group, Inc.,
5.875% Nts., 5/10/12 1                                1,090,000         863,585
--------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts.,
9/15/09                                               1,400,000       1,289,940
--------------------------------------------------------------------------------
Chancellor Media CCU, 8%
Sr. Unsec. Nts., 11/1/08                              1,540,000       1,592,044
--------------------------------------------------------------------------------
CIT Group Funding Co. of Canada,
4.65% Sr. Unsec. Nts., 7/1/10                         1,235,000       1,175,188
--------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds,
12/21/57 2                                              790,000         827,252
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.,
6.25% Nts., 3/15/11                                   1,370,000       1,240,723
--------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts.,
5/1/08 1                                              2,145,000       2,138,282
--------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec.
Nts., 7/15/08                                         1,635,000       1,641,131
--------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                  615,000         597,937

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                      $ 1,141,000   $   1,324,902
--------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts.,
11/15/08 3                                              930,000         928,838
--------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts.,
Series A, 5/15/08                                       975,000         965,250
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75%
Sr. Unsec. Nts., 10/1/08                              2,445,000       2,448,056
--------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts.,
6/1/08                                                  390,000         393,703
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%
Sr. Unsec. Nts., 9/15/10                              3,860,000       3,685,335
--------------------------------------------------------------------------------
Gap, Inc. (The), 10.05% Unsub. Nts.,
12/15/08 2                                              466,000         483,475
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31                                     1,660,000       1,395,846
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34 8                          3,595,000       3,256,484
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A 1,9                                   6,300,000       5,140,687
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 2                               4,600,000       4,262,825
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 1                                            1,115,000       1,119,099
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375%
Sr. Sec. Nts., 11/14/08 2,3                           1,180,000       1,206,550
--------------------------------------------------------------------------------
Kaneb Pipe Line Operating
Partnership LP, 5.875% Sr. Unsec.
Nts., 6/1/13                                          1,560,000       1,589,376
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts.,
3/1/09                                                1,930,000       1,839,271
--------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts.,
7/15/09                                                 580,000         591,739
--------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts.,
7/15/09                                               1,840,000       1,887,305
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub.
Nts., 12/1/34                                         1,055,000         839,337
--------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub.
Bonds, 12/15/66 2                                     3,565,000       3,277,493
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts.,
10/1/09                                               2,570,000       2,570,000
--------------------------------------------------------------------------------
Monongahela Power Co., 7.36%
Unsec. Nts., Series A, 1/15/10                        1,925,000       2,029,456
--------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub.
Nts., 6/15/09                                         1,580,000       1,633,505
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 1                   1,048,872       1,034,652
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70%
Nts., 6/30/09                                         2,485,000       2,461,383

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 1                         $ 2,400,000   $   2,881,512
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 1                                  2,035,000       2,405,655
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts.,
7/15/09                                                 825,000         768,188
--------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts.,
11/15/08 3                                              250,000         250,000
--------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                           220,000         214,724
4% Nts., 1/15/09                                      1,670,000       1,609,219
--------------------------------------------------------------------------------
Standard Pacific Corp., 5.125%
Sr. Unsec. Unsub. Nts., 4/1/09 8                        865,000         687,675
--------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts.,
2/1/13                                                  900,000         938,548
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E,
10/6/08 3                                             1,427,000       1,350,299
--------------------------------------------------------------------------------
Univision Communications, Inc.,
3.875% Sr. Unsec. Nts., 10/15/08                        590,000         578,938
--------------------------------------------------------------------------------
Valero Logistics Operations LP,
6.05% Nts., 3/15/13                                     390,000         399,094
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec.
Nts., 8/1/09                                          1,820,000       1,878,517
                                                                  --------------
Total Corporate Bonds and Notes
(Cost $87,712,277)                                                   85,020,762

                                                          UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp.
9/19/10 3,10 (Cost $14,872)                               5,408             189

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--1.0%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.03% 11,12
(Cost $4,105,793)                                     4,105,793   $   4,105,793

--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $454,748,323)                                                 453,595,260

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--0.8% 13
--------------------------------------------------------------------------------
Undivided interest of 0.18% in joint repurchase
agreement (Principal Amount/Value $1,000,000,000,
with a maturity value of $1,000,250,000) with Bank
of America NA, 4.50%, dated 12/31/07, to be
repurchased at $1,832,106 on 1/2/08,
collateralized by U.S. Agency Mortgages,
5%, 5/1/35, with a value of
$1,020,000,000                                      $ 1,831,648       1,831,648
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp.,
5.041%, 3/17/08                                       1,500,000       1,500,000
                                                                  --------------
Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $3,331,648)                                              3,331,648

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $458,079,971)                                       106.5%    456,926,908
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                               (6.5)    (27,723,727)
                                                     ---------------------------
NET ASSETS                                                100.0%  $ 429,203,181
                                                     ===========================
INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

     1.  Represents  securities  sold  under Rule  144A,  which are exempt  from registration under the Securities Act of 1933, as amended. These securities have been  determined  to be  liquid  under  guidelines  established  by the Board of
Trustees.  These  securities  amount to  $16,010,103  or 3.73% of the Fund's net assets as of December 31, 2007.

     2.  Represents the current  interest rate for a variable or increasing rate security.

     3.  Illiquid  security.  The aggregate  value of illiquid  securities as of
December  31,  2007 was  $9,090,091,  which  represents  2.12% of the Fund's net assets. See Note 8 of accompanying Notes.

     4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage  loans.  These  securities  typically decline in price as interest rates decline.  Most other fixed income  securities increase in price when  interest  rates  decline.  The  principal  amount of the underlying  pool  represents  the notional  amount on which current  interest is calculated. The price of these securities is typically more sensitive to changes in prepayment  rates than traditional  mortgage-backed  securities (for example,
GNMA  pass-throughs).  Interest rates disclosed  represent  current yields based upon the  current  cost basis and  estimated  timing  and amount of future  cash flows.  These securities amount to $15,178,495 or 3.54% of the Fund's net assets as of December 31, 2007.

     5.  Principal-Only  Strips  represent  the  right to  receive  the  monthly principal  payments on an underlying pool of mortgage loans.  The value of these securities  generally  increases as interest rates decline and prepayment  rates rise.  The price of these  securities  is typically  more  volatile than that of coupon-bearing  bonds of the same maturity.  Interest rates disclosed  represent current yields based upon the current cost basis and estimated  timing of future cash  flows.  These  securities  amount to  $817,999  or 0.19% of the Fund's net assets as of December 31, 2007.

     6.  When-issued  security or delayed  delivery to be delivered  and settled after December 31, 2007. See Note 1 of accompanying Notes.

     7. All or a portion of the security is held in  collateralized  accounts to cover  initial  margin  requirements  on open futures  contracts.  The aggregate market value of such securities is $509,125. See Note 6 of accompanying Notes.

     8. Partial or fully-loaned security. See Note 9 of accompanying Notes.

     9.  This bond has no  contractual  maturity  date,  is not  redeemable  and contractually  pays an indefinite stream of interest.  Rate reported  represents the current interest rate for this variable rate security.

     10. Non-income producing security.

     11. Rate shown is the 7-day yield as of December 31, 2007.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     12. Is or was an  affiliate,  as defined in the  Investment  Company Act of
1940,  at or during the period ended  December  31, 2007,  by virtue of the Fund owning at least 5% of the voting  securities of the issuer or as a result of the
Fund and the issuer having the same investment adviser.  Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES         GROSS           GROSS              SHARES
                                                         DECEMBER 31, 2006     ADDITIONS      REDUCTIONS   DECEMBER 31, 2007
-----------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E               4,562,502   281,699,962     282,156,671           4,105,793

                                                                                                                    DIVIDEND
                                                                                                   VALUE              INCOME
-----------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                           $ 4,105,793         $   542,042

     13. The  security/securities  have been  segregated  to satisfy the forward commitment  to  return  the  cash  collateral  received  in  securities  lending transactions upon the borrower's return of the securities  loaned. See Note 9 of accompanying Notes.

     14. Short-fall security.

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                        UNREALIZED
                                            NUMBER OF   EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION             BUY/SELL   CONTRACTS         DATE          VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------

U.S. Long Bonds                       Buy         455      3/19/08   $ 52,950,625       $ (323,052)
U.S. Treasury Nts., 2 yr.            Sell         531      3/31/08    111,642,750           48,676
U.S. Treasury Nts., 5 yr.             Buy         218      3/31/08     24,041,313          126,459
U.S. Treasury Nts., 10 yr.           Sell         206      3/19/08     23,358,469         (135,945)
                                                                                        -----------
                                                                                        $ (283,862)
                                                                                        ===========

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                         BUY/SELL   NOTIONAL         PAY/                   PREMIUM
                                                           CREDIT     AMOUNT      RECEIVE   TERMINATION       PAID/
SWAP COUNTERPARTY    REFERENCE ENTITY                  PROTECTION     (000S)   FIXED RATE          DATE   (RECEIVED)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Barclays Bank plc:
                     Beazer Homes USA, Inc.                  Sell     $  570        2.100%      6/20/08         $ --   $   (30,486)
                     Capmark Financial Group, Inc.           Sell        950        1.000       6/20/12           --      (189,344)
                     CDX.NA.IG.9 Index                       Sell      7,860        0.600      12/20/12      (49,117)      (57,765)
                     CDX.NA.IG.9 Index                       Sell      3,930        0.600      12/20/12      (29,584)      (28,882)
                     Countrywide Home Loans, Inc.            Sell      1,250        0.750       9/20/08           --      (183,245)
                     Dillard's, Inc.                         Sell        750        1.900      12/20/08           --        (4,955)
                     iStar Financial, Inc.                   Sell      1,140        4.400      12/20/12           --        19,736
                     Lehman Brothers Holdings, Inc.          Sell      2,050        0.490       9/20/10           --       (51,941)
                     Merrill Lynch & Co., Inc.           Sell      4,265        0.680       9/20/08           --       (36,301)
                     Six Flags, Inc.                         Sell      1,075        8.250      12/20/08           --       (15,151)
                     Toys "R" Us, Inc.                       Sell      1,000        1.450       9/20/08           --       (19,892)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                     ArvinMeritor, Inc.                      Sell      1,635        1.550       9/20/08           --       (20,263)
                     Freescale Semiconductor, Inc.           Sell        975        0.600       3/20/08           --        (4,060)
                     Freescale Semiconductor, Inc.           Sell      1,085        0.750       3/20/08           --        (4,108)
                     Intelsat Ltd.                           Sell      1,075        3.450       9/20/08           --        (5,920)
                     Quebecor World, Inc.                    Sell      1,175        2.600       9/20/08           --      (105,721)
                     Rite Aid Corp.                          Sell      1,595        0.875       6/20/08           --       (35,694)
                     Saks, Inc.                              Sell      1,715        2.000       9/20/08           --        (5,280)
                     The Goodyear Tire & Rubber Co.      Sell      1,640        1.550       9/20/08           --         3,579
                     TXU Corp.                               Sell        365        5.910      12/20/12           --        10,561
                     TXU Corp.                               Sell        350        6.050      12/20/12           --        12,030
                     TXU Corp.                               Sell        365        6.000      12/20/12           --        10,562
                     Univision Communications, Inc.          Sell        490        0.750       3/20/08           --        (1,412)

                                                           BUY/SELL  NOTIONAL         PAY/                  PREMIUM
                                                             CREDIT    AMOUNT      RECEIVE  TERMINATION       PAID/
SWAP COUNTERPARTY   REFERENCE ENTITY                     PROTECTION    (000S)   FIXED RATE         DATE  (RECEIVED)       VALUE
--------------------------------------------------------------------------------------------------------------------------------

Deutsche Bank AG:
                    ABX.HE.AA.06-2 Index                       Sell  $    450        0.170%     5/25/46  $  (53,996)  $(171,519)
                    Allied Waste North America, Inc.           Sell       630        2.000      9/20/09          --      (3,068)
                    Allied Waste North America, Inc.           Sell       990        2.000      9/20/09          --      (4,821)
                    Capital One Bank                            Buy       670        1.800     12/20/12          --       8,592
                    Capital One Bank                            Buy     1,235        1.700     12/20/12          --      21,815
                    CDX.NA.HY.8 Index                          Sell       905        2.750      6/20/12     (78,546)    (44,940)
                    CDX.NA.HY.8 Index                          Sell       905        2.750      6/20/12     (54,790)    (44,940)
                    CDX.NA.HY.8 Index                          Sell       280        2.750      6/20/12     (36,612)    (13,904)
                    CDX.NA.HY.8 Index                          Sell     1,010        2.750      6/20/12     (69,522)    (50,154)
                    CDX.NA.IG.9 Index                          Sell    15,890        0.600     12/20/12     (95,756)   (119,809)
                    CDX.NA.IG.9 Index                          Sell     7,945        0.600     12/20/12     (45,270)    (59,905)
                    Centex Corp.                               Sell       355        1.550      9/20/09          --     (16,050)
                    Countrywide Home Loans, Inc.               Sell     1,150        3.250      9/20/08          --    (149,075)
                    Dillard's, Inc.                            Sell       420        0.750      9/20/08          --      (7,634)
                    Dow Jones CDX.NA.IG.7 Index                 Buy     3,600        0.400     12/20/11         370      60,013
                    Georgia-Pacific Corp.                      Sell     1,635        1.750      9/20/08          --      10,350
                    Intelsat Ltd.                              Sell       430        2.850      9/20/08          --      (2,644)
                    iStar Financial, Inc.                      Sell     2,025        2.925     12/20/08          --     (38,625)
                    iStar Financial, Inc.                      Sell     1,175        3.000     12/20/08          --     (21,566)
                    iStar Financial, Inc.                      Sell       180        4.320     12/20/12          --       2,022
                    Lehman Brothers Holdings, Inc.             Sell     2,230        1.410      9/20/08          --         398
                    Levi Strauss & Co.                     Sell       935        1.000      9/20/08          --      (9,352)
                    Levi Strauss & Co.                     Sell       700        0.900      9/20/08          --      (7,523)
                    MBIA, Inc.                                 Sell     1,025        0.520      9/20/08          --     (59,861)
                    MBIA, Inc.                                 Sell     1,020        0.600      9/20/08          --     (59,036)
                    Merrill Lynch & Co., Inc.              Sell       630        1.850      6/20/08          --       2,032
                    Owens-Illinois, Inc.                       Sell       900        1.250      9/20/08          --       1,989
                    Tenet Healthcare Corp.                     Sell     1,635        1.600      3/20/09          --     (40,768)
                    The Bear Stearns Cos., Inc.                Sell     4,195        2.350      9/20/08          --       8,642
                    Washington Mutual, Inc.                    Sell       255        4.500     12/20/08          --      (1,360)
                    Washington Mutual, Inc.                    Sell     1,275        4.500     12/20/08          --      (6,802)
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:
                    ABX.HE.AA.06-2 Index                       Sell       760        0.170      5/25/46    (300,182)   (288,782)
                    ABX.HE.AA.06-2 Index                       Sell       155        0.170      5/25/46     (12,771)    (58,896)
                    Capmark Financial Group, Inc.              Sell     1,035        0.950      6/20/12          --    (205,997)
                    First Data Corp.                           Sell     1,020        1.150      9/20/08          --      (7,356)
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International:
                    Amkor Technology, Inc.                     Sell       155        2.650      9/20/08          --       1,340
                    Citigroup, Inc.                            Sell     1,315        1.250      9/20/08          --     (33,531)
                    Dole Food Co., Inc.                        Sell     1,645        3.880      9/20/08          --      (7,405)
                    D.R. Horton, Inc.                          Sell       935        4.210     12/20/08          --      (1,009)
                    General Mills, Inc.                        Sell     1,415        0.380     12/20/12          --        (390)
                    iStar Financial, Inc.                      Sell       185        3.950     12/20/12          --         130
                    K. Hovnanian Enterprises, Inc.             Sell       635        6.750      9/20/08          --     (49,913)
                    Merrill Lynch & Co., Inc.              Sell     1,440        1.850      6/20/08          --       4,875
                    Pulte Homes, Inc.                          Sell     1,625        2.750      9/20/09          --     (51,110)
                    Quebecor World, Inc.                       Sell       495        3.000      9/20/08          --     (37,428)
                    Sara Lee Corp.                              Buy     1,370        0.419      9/20/12          --      (4,754)
                    Smurfit-Stone Container Enterprises, Inc.  Sell     1,640        1.450      9/20/08          --         356
                    Standard Pacific Corp.                     Sell       845        6.625      9/20/08          --     (86,464)
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
                    Capital One Bank                            Buy       730        1.800     12/20/12          --      11,715
                    D.R. Horton, Inc.                          Sell     1,705        4.200     12/20/08          --        (829)
                    General Mills, Inc.                        Sell     1,715        0.400     12/20/12          --        (752)
                    Morgan Stanley                             Sell     4,275        0.640      9/20/08          --     (18,186)
                    Nortel Networks Corp.                      Sell       265        1.850      9/20/08          --        (652)
                    Residential Capital LLC                    Sell     1,015        5.000      6/20/08    (131,950)   (111,086)
                    Univision Communications, Inc.             Sell       155        3.000     12/20/08          --        (956)
                    Univision Communications, Inc.             Sell     1,325        3.000     12/20/08          --      (5,003)
                    Washington Mutual, Inc.                    Sell       595        4.400     12/20/08          --      (5,420)

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
--------------------------------------------------------------------------------

                                                        BUY/SELL   NOTIONAL         PAY/                      PREMIUM
                                                          CREDIT     AMOUNT      RECEIVE   TERMINATION          PAID/
SWAP COUNTERPARTY    REFERENCE ENTITY                 PROTECTION     (000S)   FIXED RATE          DATE     (RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital Services, Inc.:
                    ABX.HE.AA.06-2 Index                    Sell    $   155        0.170%      5/25/46   $    (12,383)  $   (58,815)
                    ABX.HE.AA.06-2 Index                    Sell        300        0.170       5/25/46        (29,999)     (112,529)
                    Beazer Homes USA, Inc.                  Sell      1,040        2.150       6/20/08             --       (48,160)
                    CDX.NA.IG.9 Index                       Sell      4,925        0.600      12/20/12        (38,992)      (37,298)
                    Countrywide Home Loans, Inc.            Sell        800        0.750       9/20/08             --      (105,573)
                    Countrywide Home Loans, Inc.            Sell      3,070        0.420       6/20/09             --      (624,657)
                    First Data Corp.                        Sell        620        1.350       9/20/08             --        (4,309)
                    Ford Motor Co.                          Sell      2,065        7.150      12/20/16             --       (58,552)
                    Ford Motor Co.                          Sell        980        7.050      12/20/16             --       (32,349)
                    General Motors Corp.                    Sell      1,035        5.800      12/20/16             --       (74,895)
                    General Motors Corp.                    Sell      1,000        5.750      12/20/16             --       (74,762)
                    Harrah's Operating Co., Inc.            Sell        720        2.200       9/20/08             --        (3,962)
                    Inco Ltd.                                Buy      1,030        0.700       3/20/17             --       (10,596)
                    Inco Ltd.                                Buy      1,015        0.630       3/20/17             --        (5,132)
                    J.C. Penney Co., Inc.                   Sell      1,095        1.300      12/20/17             --       (43,257)
                    J.C. Penney Co., Inc.                   Sell      1,060        1.070      12/20/17             --       (59,539)
                    K. Hovnanian Enterprises, Inc.          Sell        500        1.850       6/20/08             --       (34,198)
                    K. Hovnanian Enterprises, Inc.          Sell        500        1.850       6/20/08             --       (34,198)
                    Kohl's Corp.                             Buy      1,640        0.870      12/20/17             --        27,441
                    Kohl's Corp.                             Buy      1,590        0.660      12/20/17             --        52,060
                    Lennar Corp.                            Sell      1,210        2.900      12/20/08             --       (46,064)
                    Residential Capital LLC                 Sell        220        5.000       6/20/08        (29,700)      (26,463)
                    Residential Capital LLC                 Sell        310        5.000       6/20/08        (44,950)      (37,288)
                    Residential Capital LLC                 Sell        570        5.000       6/20/08        (82,650)      (68,562)
                    Residential Capital LLC                 Sell      2,455        6.120       9/20/08             --      (401,440)
                    Sara Lee Corp.                           Buy      1,760        0.418       9/20/12             --        (8,276)
                    Toys "R" Us, Inc.                       Sell        640        2.550       9/20/08             --        (6,888)
                    Tribune Co.                             Sell      1,000        1.000       6/20/08             --       (45,050)
                    Vale Overseas Ltd.                      Sell      1,030        1.170       3/20/17             --       (12,774)
                    Vale Overseas Ltd.                      Sell      1,015        1.100       3/20/17             --       (17,771)
                                                                                                         ---------------------------
                                                                                                         $ (1,196,400)  $(4,532,814)
                                                                                                         ===========================

--------------------------------------------------------------------------------
INTEREST RATE SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                        NOTIONAL                                             TERMINATION
SWAP COUNTERPARTY                         AMOUNT   PAID BY THE FUND   RECEIVED BY THE FUND          DATE       VALUE
---------------------------------------------------------------------------------------------------------------------
                                                        Three-Month
Credit Suisse International           $4,580,000      USD BBA LIBOR                  5.428%       8/7/17   $ 315,489
---------------------------------------------------------------------------------------------------------------------
                                                        Three-Month
Deutsche Bank AG                       3,870,000      USD BBA LIBOR                   5.445       8/8/17     295,525
                                                                                                           ----------
                                                                                                           $ 611,014
                                                                                                           ==========

Index abbreviation is as follows:

BBA LIBOR       British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
TOTAL RETURN SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                              NOTIONAL                                                                     TERMINATION
SWAP COUNTERPARTY               AMOUNT                  PAID BY THE FUND             RECEIVED BY THE FUND         DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Barclays Bank plc:                                                         If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                           $ 6,720,000          U.S. CMBS AAA 8.5+ Index           minus 20 basis points        6/1/08   $  112,774
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             1,800,000          U.S. CMBS AAA 8.5+ Index           minus 25 basis points        5/1/08       30,130
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:                                                          If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             4,420,000          U.S. CMBS AAA 8.5+ Index           minus 45 basis points        2/1/08       77,080
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                            13,160,000          U.S. CMBS AAA 8.5+ Index            plus 60 basis points        2/1/08      241,011
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             1,180,000          U.S. CMBS AAA 8.5+ Index            plus 25 basis points        2/1/08       21,266
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             7,900,000          U.S. CMBS AAA 8.5+ Index           minus 40 basis points        6/1/08      136,564
                                         If negative, the absolute value   If positive, the Total Return
                                                  of the Lehman Brothers          of the Lehman Brothers
                             5,450,000          U.S. CMBS AAA 8.5+ Index        U.S. CMBS AAA 8.5+ Index        2/1/08       96,237
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             5,400,000          U.S. CMBS AAA 8.5+ Index           minus 20 basis points        5/1/08       94,801
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             4,785,000          U.S. CMBS AAA 8.5+ Index            plus 60 basis points        2/1/08       86,647
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             6,556,000          U.S. CMBS AAA 8.5+ Index            plus 55 basis points        5/1/08      118,471
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             2,860,000          U.S. CMBS AAA 8.5+ Index           minus 25 basis points        3/1/08       49,966
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             8,690,000          U.S. CMBS AAA 8.5+ Index             plus 45 basis points       5/1/08      156,381

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN SWAPS: Continued
--------------------------------------------------------------------------------

                              NOTIONAL                                                                     TERMINATION
SWAP COUNTERPARTY               AMOUNT                  PAID BY THE FUND            RECEIVED BY THE FUND          DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital                                                     If positive, the Total Return
Services, Inc.:                          If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                           $ 5,600,000          U.S. CMBS AAA 8.5+ Index           minus 40 basis points        6/1/08   $   85,626
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             6,720,000          U.S. CMBS AAA 8.5+ Index            plus 90 basis points        6/1/08      108,522
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                               900,000          U.S. CMBS AAA 8.5+ Index           plus 110 basis points       1/31/08       14,660

------------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             3,800,000          U.S. CMBS AAA 8.5+ Index           minus 20 basis points        5/1/08       67,175
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             5,981,000          U.S. CMBS AAA 8.5+ Index            plus 60 basis points        2/1/08      109,851
                                                                                                                         -----------
                                                                                                                         $1,607,162
                                                                                                                         ===========

Index abbreviation is as follows:

CMBS       Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

ASSETS
----------------------------------------------------------------------------------------------------------------
Investments, at value-see accompanying statement of investments:
Unaffiliated companies (cost $453,974,178)                                                      $   452,821,115
Affiliated companies (cost $4,105,793)                                                                4,105,793
                                                                                                ----------------
                                                                                                    456,926,908
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                     32,272
----------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $897,108)                                                          1,736,115
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                    5,209,084
Interest, dividends and principal paydowns                                                            2,970,054
Investments sold (including $1,142,094 sold on a when-issued or delayed delivery basis)               1,542,155
Futures margins                                                                                         103,077
Other                                                                                                    16,431
                                                                                                ----------------
Total assets                                                                                        468,536,096

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                            3,331,648
----------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $299,292)                                                          4,050,753
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis                                     30,488,769
Shares of beneficial interest redeemed                                                                1,281,505
Shareholder communications                                                                               61,953
Distribution and service plan fees                                                                       59,684
Trustees' compensation                                                                                   10,734
Transfer and shareholder servicing agent fees                                                             1,751
Other                                                                                                    46,118
                                                                                                ----------------
Total liabilities                                                                                    39,332,915

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $   429,203,181
                                                                                                ================

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                      $        38,886
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          450,197,264
----------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                    18,856,205
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                      (37,334,011)
----------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                           (2,555,163)
                                                                                                ----------------
NET ASSETS                                                                                      $   429,203,181
                                                                                                ================

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $325,661,015 and 29,454,744 shares of beneficial interest outstanding)  $         11.06
----------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $103,542,166 and 9,431,174 shares of beneficial interest outstanding)   $         10.98

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 23,201,092
--------------------------------------------------------------------------------
Dividends--affiliated companies                                         542,042
--------------------------------------------------------------------------------
Fee income                                                              106,223
--------------------------------------------------------------------------------
Portfolio lending fees                                                   61,792
                                                                   -------------
Total investment income                                              23,911,149

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,674,865
--------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                      174,887
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                       10,107
Service shares                                                           10,034
--------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                       30,649
Service shares                                                            4,304
--------------------------------------------------------------------------------
Trustees' compensation                                                   14,154
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,455
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    55,434
                                                                   -------------
Total expenses                                                        2,978,389
Less reduction to custodian expenses                                       (779)
Less waivers and reimbursements of expenses                             (10,315)
                                                                   -------------
Net expenses                                                          2,967,295

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                20,943,854

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies                                 (79,713)
Closing and expiration of futures contracts                            (646,982)
Foreign currency transactions                                               298
Swap contracts                                                       (2,375,158)
                                                                   -------------
Net realized loss                                                    (3,101,555)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                           1,637,840
Futures contracts                                                      (468,091)
Swap contracts                                                       (1,180,815)
                                                                   -------------
Net change in unrealized depreciation                                   (11,066)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 17,831,233
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                                          2007          2006
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    $ 20,943,854  $ 19,887,682
------------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                          (3,101,555)   (1,856,406)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                                         (11,066)    2,736,740
                                                                                                         ---------------------------
Net increase in net assets resulting from operations                                                       17,831,233    20,768,016

------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                                        (18,342,384)  (21,803,446)
Service shares                                                                                             (2,404,569)     (608,147)
                                                                                                         ---------------------------
                                                                                                          (20,746,953)  (22,411,593)

------------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                        (37,703,583)  (61,099,902)
Service shares                                                                                             61,525,061    29,289,033
                                                                                                         ---------------------------
                                                                                                           23,821,478   (31,810,869)

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                                  20,905,758   (33,454,446)
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                       408,297,423   441,751,869
                                                                                                         ---------------------------
End of period (including accumulated net investment income of $18,856,205 and $20,676,318, respectively) $429,203,181  $408,297,423
                                                                                                         ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,                    2007             2006           2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.16        $   11.19      $   11.50    $   11.42    $   11.31
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .55 1            .53 1          .51 1        .43 1        .51
Net realized and unrealized gain (loss)                         (.08)             .03           (.23)         .18          .23
                                                           ----------------------------------------------------------------------
Total from investment operations                                 .47              .56            .28          .61          .74
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.57)            (.59)          (.59)        (.53)        (.63)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                             $   11.06        $   11.16      $   11.19    $   11.50    $   11.42
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                              4.39%            5.28%          2.59%        5.49%        6.78%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $ 325,661        $ 367,106      $ 430,642    $ 504,244    $ 618,234
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $ 345,723        $ 391,750      $ 466,033    $ 552,293    $ 691,931
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           5.07%            4.83%          4.56%        3.82%        4.03%
Total expenses                                                  0.68% 4,5,6      0.77% 4,5      0.76% 6      0.75% 6      0.73% 6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           89% 7           114% 7         111% 7        95% 7       101%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods of less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

             Year Ended December 31, 2007        0.68%
             Year Ended December 31, 2006        0.77%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

     7. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2007           $         662,784,931   $     678,316,693
Year Ended December 31, 2006           $       1,168,229,255   $   1,270,329,129
Year Ended December 31, 2005           $       2,420,041,493   $   2,423,498,913
Year Ended December 31, 2004           $       2,841,348,053   $   2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SERVICE SHARES   YEAR ENDED DECEMBER 31,                        2007             2006           2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.10        $   11.15      $   11.47    $   11.39    $   11.30
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                            .52 1            .49 1          .47 1        .40 1        .43
Net realized and unrealized gain (loss)                         (.08)             .03           (.22)         .18          .28
                                                           ----------------------------------------------------------------------
Total from investment operations                                 .44              .52            .25          .58          .71
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.56)            (.57)          (.57)        (.50)        (.62)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                             $   10.98        $   11.10      $   11.15    $   11.47    $   11.39
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                              4.09%            4.93%          2.33%        5.22%        6.56%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $ 103,542        $  41,191      $  11,110    $   3,505    $   3,835
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  70,116        $  21,265      $   7,213    $   3,002    $   3,903
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           4.85%            4.56%          4.29%        3.55%        3.73%
Total expenses                                                  0.92% 4,5,6      1.06% 4,5      1.03% 6      0.99% 6      0.98% 6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           89% 7           114% 7         111% 7        95% 7       101%

     1. Per share amounts  calculated  based on the average  shares  outstanding during he period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

             Year Ended December 31, 2007        0.92%
             Year Ended December 31, 2006        1.06%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

     7. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2007           $         662,784,931   $     678,316,693
Year Ended December 31, 2006           $       1,168,229,255   $   1,270,329,129
Year Ended December 31, 2005           $       2,420,041,493   $   2,423,498,913
Year Ended December 31, 2004           $       2,841,348,053   $   2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

     Oppenheimer  Core  Bond  Fund/VA  (the  "Fund"),  is a  separate  series of
Oppenheimer  Variable Account Funds, an open-end  management  investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment  objective is to seek a high level of current income.  As a secondary objective,  the Fund seeks capital appreciation when consistent with its primary
objective.  The  Fund's  investment  adviser  is  OppenheimerFunds,   Inc.  (the
"Manager").

     The Fund  offers  two  classes of shares.  Both  classes  are sold at their offering price,  which is the net asset value per share, to separate  investment accounts of participating  insurance  companies as an underlying  investment for variable life insurance policies, variable annuity contracts or other investment products.  The class of shares  designated  as  Service  shares is  subject to a distribution  and service plan. Both classes of shares have identical rights and voting  privileges  with  respect to the Fund in general  and  exclusive  voting rights on matters  that affect that class  alone.  Earnings,  net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

     SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the  "Exchange"),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized by the Board of Trustees.  Securities traded on a registered
U.S. securities exchange are valued based on the last sale price of the security traded on that  exchange  prior to the time when the Fund's  assets are  valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading day, if it is within the spread of the closing  "bid" and "asked"
prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean  between  the  "bid"  and  "asked"  prices.  Securities  for  which  market quotations are not readily available are valued at their fair value.  Securities whose values have been materially  affected by what the Manager  identifies as a significant  event  occurring  before the Fund's assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Board of Trustees.  Shares of a registered investment company that are not  traded  on an  exchange  are  valued  at the  acquired  investment company's net asset value per share.  "Money  market-type" debt instruments with remaining  maturities  of sixty days or less are valued at cost  adjusted by the amortization  of  discount  or  premium  to  maturity  (amortized  cost),  which approximates market value.

--------------------------------------------------------------------------------

     SECURITIES  ON A  WHEN-ISSUED  OR  DELAYED  DELIVERY  BASIS.  The  Fund may
purchase  securities  on  a  "when-issued"  basis,  and  may  purchase  or  sell securities on a "delayed  delivery" basis.  "When-issued" or "delayed  delivery"
refers to  securities  whose terms and  indenture  are available and for which a market exists, but which are not available for immediate delivery.  Delivery and payment for  securities  that have been  purchased by the Fund on a  when-issued basis  normally  takes place within six months and possibly as long as two years or more after the trade date.  During this period,  such  securities do not earn interest,  are  subject to market  fluctuation  and may  increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining  substantially  fully invested.  When the Fund engages in when-issued or delayed delivery  transactions,  it relies on the buyer or seller,  as the case may be, to  complete  the  transaction.  Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the  security  at a price  and  yield  it  considers  advantageous.  The Fund maintains  internally  designated assets with a market value equal to or greater than the amount of its purchase  commitments.  The Fund may also sell securities that it  purchased  on a  when-issued  basis  or  forward  commitment  prior  to settlement of the original purchase.

     As of December  31, 2007,  the Fund had  purchased  securities  issued on a when-issued or delayed  delivery basis and sold  securities  issued on a delayed delivery basis as follows:

                                        WHEN-ISSUED OR DELAYED
                                   DELIVERY BASIS TRANSACTIONS
            --------------------------------------------------
            Purchased securities                   $30,488,769
            Sold securities                          1,142,094

     The Fund may  enter  into  "forward  roll"  transactions  with  respect  to mortgage-related  securities.  In this  type of  transaction,  the Fund  sells a mortgage-related  security to a buyer and simultaneously  agrees to repurchase a similar  security  (same  type,  coupon and  maturity)  at a later date at a set price. During the period between the sale and the repurchase,  the Fund will not be entitled to receive  interest and principal  payments on the securities  that have been sold. The Fund records the incremental  difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such  transactions  that have an associated  fee in lieu of a difference in the forward purchase and sale price.

     Risks of entering  into forward  roll  transactions  include the  potential inability of the counterparty to meet the terms of the agreement;  the potential of the Fund to receive  inferior  securities  at  redelivery  as compared to the securities  sold to the  counterparty;  counterparty  credit risk. To assure its future payment of the purchase price, the Fund maintains  internally  designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION.  The Fund's accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the Fund's  books and the U.S.  dollar  equivalent  of the  amounts actually  received or paid. Net unrealized  appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies  arise from changes in the values of assets and liabilities,  including  investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

     INVESTMENT  IN  OPPENHEIMER  INSTITUTIONAL  MONEY MARKET FUND.  The Fund is
permitted to invest daily available cash balances in an affiliated  money market fund.  The Fund may invest the available  cash in Class E shares of  Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of IMMF.  The  Fund's
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Fund is subject to its  proportional  share of IMMF's  Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------

     JOINT REPURCHASE  AGREEMENTS.  Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission,  the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     as collateral for repurchase  agreements are held by a custodian bank until the  agreements  mature.  Each  agreement  requires that the market value of the collateral  be sufficient to cover  payments of interest and  principal.  If the seller of the agreement defaults and the value of the collateral declines, or if the seller  enters an  insolvency  proceeding,  realization  of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

     INVESTMENTS  WITH  OFF-BALANCE  SHEET RISK.  The Fund enters into financial instrument transactions (such as swaps, futures,  options and other derivatives)
that may have  off-balance  sheet  market  risk.  Off-balance  sheet market risk exists when the maximum potential loss on a particular  financial  instrument is greater than the value of such financial instrument,  as reflected in the Fund's
Statement of Assets and Liabilities.

--------------------------------------------------------------------------------

     ALLOCATION OF INCOME,  EXPENSES,  GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

     FEDERAL TAXES.  The Fund intends to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The  statute of  limitations  on the  Fund's tax return  filings remain open for the three preceding fiscal reporting period ends.

     The  tax  components  of  capital  shown  in  the  table  below   represent
distribution   requirements   the  Fund  must  satisfy   under  the  income  tax
regulations,  losses  the Fund may be able to offset  against  income  and gains realized  in  future  years  and  unrealized  appreciation  or  depreciation  of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 DEPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $17,146,896                $--            $37,500,155             $668,979

     1. As of December 31, 2007,  the Fund had  $37,269,804  of net capital loss carryforwards  available to offset future  realized  capital gains,  if any, and thereby  reduce  future  taxable  gain  distributions.  As of December 31, 2007, details of the capital loss carryforwards were as follows:

                   EXPIRING
                   ------------------------------------------
                   2010                          $ 29,885,554
                   2013                                57,295
                   2014                             6,081,496
                   2015                             1,245,459
                                                 ------------
                   Total                         $ 37,269,804
                                                 ============

     2. As of December 31, 2007,  the Fund had $230,351 of  post-October  losses available to offset future  realized  capital  gains,  if any.  Such losses,  if unutilized, will expire in 2016.

     3. During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward.

     4. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     Accordingly,  the following amounts have been reclassified for December 31,
2007. Net assets of the Fund were unaffected by the reclassifications.

                 REDUCTION TO                  REDUCTION TO
                  ACCUMULATED               ACCUMULATED NET
               NET INVESTMENT                 REALIZED LOSS
                       INCOME                ON INVESTMENTS
               --------------------------------------------
                   $2,017,014                    $2,017,014

     The tax character of distributions paid during the years ended December 31,
2007 and December 31, 2006 was as follows:

                                        YEAR ENDED          YEAR ENDED
                                 DECEMBER 31, 2007   DECEMBER 31, 2006
      ----------------------------------------------------------------
      Distributions paid from:
      Ordinary income                  $20,746,953         $22,411,593

     The aggregate cost of securities and other  investments and the composition of unrealized  appreciation and depreciation of securities and other investments for federal  income tax purposes as of December  31, 2007 are noted  below.  The primary  difference  between  book  and  tax  appreciation  or  depreciation  of securities and other  investments,  if applicable,  is  attributable  to the tax deferral of losses or tax realization of financial statement  unrealized gain or loss.

      Federal tax cost of securities            $  458,197,688
      Federal  tax  cost of other investments      (60,925,720)
                                                --------------
      Total federal tax cost                    $  397,271,968
                                                ==============

      Gross unrealized appreciation             $   10,079,441
      Gross unrealized depreciation                (10,748,420)
                                                --------------
      Net unrealized depreciation               $     (668,979)
                                                ==============

--------------------------------------------------------------------------------

     TRUSTEES'  COMPENSATION.  The Board of Trustees has adopted a  compensation deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting  principles,  are recorded on the  ex-dividend  date.  Income and  capital  gain  distributions,  if any,  are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------

     INVESTMENT  INCOME.  Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend  date may have  passed.  Non-cash  dividends  included  in  dividend income,  if any,  are  recorded  at the  fair  market  value  of the  securities received. Interest income is recognized on an accrual basis. Market discount and premium,  which are included in interest  income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------

     CUSTODIAN  FEES.   "Custodian  fees  and  expenses"  in  the  Statement  of
Operations  may  include  interest  expense  incurred  by the  Fund on any  cash overdrafts of its custodian account during the period.  Such cash overdrafts may result from the effects of failed trades in portfolio  securities  and from cash outflows resulting from unanticipated  shareholder redemption activity. The Fund pays interest to its custodian on such cash  overdrafts,  to the extent they are not offset by positive cash balances  maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%.  The  "Reduction to custodian  expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.  Such interest  expense and other  custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------

     SECURITY  TRANSACTIONS.  Security  transactions  are  recorded on the trade date.  Realized gains and losses on securities  sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

     INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

     OTHER.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

     The Fund has  authorized an unlimited  number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                    YEAR ENDED DECEMBER 31, 2007   YEAR ENDED DECEMBER 31, 2006
                                                          SHARES          AMOUNT       SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                                   1,273,250   $  13,904,774      953,894   $    10,320,632
Dividends and/or distributions reinvested              1,704,683      18,342,384    2,058,871        21,803,446
Redeemed                                              (6,416,114)    (69,950,741)  (8,604,369)      (93,223,980)
                                                     -----------------------------------------------------------
Net decrease                                          (3,438,181)  $ (37,703,583)  (5,591,604)  $   (61,099,902)
                                                     ===========================================================
----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                   6,555,320   $  70,649,282    2,826,656   $    30,522,972
Dividends and/or distributions reinvested                224,516       2,404,569       57,590           608,147
Redeemed                                              (1,059,398)    (11,528,790)    (170,116)       (1,842,086)
                                                     -----------------------------------------------------------
Net increase                                           5,720,438   $  61,525,061    2,714,130   $    29,289,033
                                                     ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended December
31, 2007, were as follows:

                                                       PURCHASES           SALES
--------------------------------------------------------------------------------
Investment securities                               $213,589,856   $ 238,809,894
U.S. government and government agency obligations    107,959,273     115,802,561
To Be Announced (TBA) mortgage-related securities    662,784,931     678,316,693

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management  fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE FOR MAY 1, 2007 TO DEC. 31, 2007   FEE SCHEDULE FOR JAN. 1, 2007 TO APRIL 30, 2007
---------------------------------------------   -----------------------------------------------

Up to $1 billion                        0.60%   Up to $200 million                        0.75%
Over $1 billion                         0.50    Next $200 million                         0.72
                                                Next $200 million                         0.69
                                                Next $200 million                         0.66
                                                Next $200 million                         0.60
                                                Over $1 billion                           0.50

--------------------------------------------------------------------------------

     ADMINISTRATION  SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES.  OppenheimerFunds  Services ("OFS"), a division of the
Manager,  acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended  December 31, 2007, the Fund paid $20,112 to OFS for services to the Fund.

     Additionally,  funds  offered in variable  annuity  separate  accounts  are subject to minimum  fees of $10,000  per class,  for class  level  assets of $10 million or more.  Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

     DISTRIBUTION  AND SERVICE PLAN FOR SERVICE  SHARES.  The Fund has adopted a
Distribution  and Service Plan (the "Plan") in accordance  with Rule 12b-1 under the Investment  Company Act of 1940 for Service  shares to pay  OppenheimerFunds
Distributor,  Inc.  (the  "Distributor"),  for  distribution  related  services, personal  service and account  maintenance for the Fund's Service shares.  Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average  annual  net  assets of  Service  shares of the  Fund.  The  Distributor currently  uses all of those  fees to  compensate  sponsor(s)  of the  insurance product that offers Fund shares,  for providing personal service and maintenance of accounts of their variable  contract owners that hold Service  shares.  These fees are  paid out of the  Fund's  assets  on an  on-going  basis  and  increase operating  expenses of the Service  shares,  which results in lower  performance compared  to the  Fund's  shares  that are not  subject to a service  fee.  Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

     WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer  and  shareholder  servicing  agent  fees for all  classes  to 0.35% of average  annual  net  assets  per  class.  This  undertaking  may be  amended or withdrawn at any time.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
IMMF.  During the year ended  December 31, 2007,  the Manager waived $10,315 for
IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter  into  foreign  currency  exchange  contracts  ("forward contracts") for the purchase or sale of a foreign  currency at a negotiated rate at a future date.

     Foreign currency  exchange  contracts are reported on a schedule  following the Statement of Investments.  Forward contracts will be valued daily based upon the closing prices of the forward  currency rates determined at the close of the
Exchange  as  provided  by a bank,  dealer or  pricing  service.  The  resulting unrealized  appreciation  (depreciation)  is reported in the Statement of Assets and  Liabilities  as a receivable  or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation).  At contract close, the  difference  between the original  cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS Continued

     Risks to the Fund include  both market and credit risk.  Market risk is the risk that the value of the forward  contract will  depreciate due to unfavorable changes in the exchange rates.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty  defaults,  the Fund's loss will consist  of the net  amount of  contractual  payments  that the Fund has not yet received.

     As of December 31, 2007, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

     A futures  contract is a commitment  to buy or sell a specific  amount of a financial  instrument  at a negotiated  price on a stipulated  future date.  The
Portfolio  may buy and sell  futures  contracts  that  relate to  broadly  based securities indices (financial futures),  debt securities (interest rate futures)
and various  commodities  (commodity  index  futures).  The Fund may also buy or write put or call options on these futures contracts.

     Futures  contracts  traded on a  commodities  or futures  exchange  will be valued at the final  settlement price or official closing price on the principal exchange as reported by such  principal  exchange at its trading  session ending at, or most recently prior to, the time when the Fund's assets are valued.

     Upon  entering  into a futures  contract,  the Fund is  required to deposit either  cash or  securities  (initial  margin)  in an amount  equal to a certain percentage of the contract value.  Subsequent  payments  (variation  margin) are made or received by the Fund each day. The variation  margin  payments are equal to the daily changes in the contract value and are recorded as unrealized  gains and losses.

     Futures  contracts  are reported on a schedule  following  the Statement of
Investments.  Securities held in collateralized accounts to cover initial margin
requirements   on  open  futures   contracts  are  noted  in  the  Statement  of
Investments.  Cash held by the broker to cover initial  margin  requirements  on open futures  contracts and the receivable  and/or payable for the daily mark to market  for the  variation  margin  are noted in the  Statement  of  Assets  and
Liabilities.  The net change in  unrealized  appreciation  and  depreciation  is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

     Risks of entering into futures  contracts (and related options) include the possibility  that there may be an  illiquid  market  where the Fund is unable to liquidate  the contract or enter into an  offsetting  position  and, if used for hedging  purposes,  the risk  that  the  price of the  contract  will  correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
7. SWAP CONTRACTS

     The Fund may enter into swap contract  agreements  with a  counterparty  to exchange a series of cash flows based on either  specified  reference  rates, or the occurrence of a credit event,  over a specified  period.  Such contracts may include interest rate, equity,  debt, index,  total return,  credit and currency swaps.

     Swaps are marked to market daily using  primarily  quotations  from pricing services,  counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately
disclosed  on  the  Statement  of  Assets  and   Liabilities.   The   unrealized
appreciation  (depreciation)  related  to the  change  in the  valuation  of the notional  amount of the swap is combined with the accrued  interest due to (owed
by) the Fund at termination or settlement.  The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic  payments  received  from  (paid  to) the  counterparty,  including  at termination,  under such  contracts as realized  gain (loss) on the Statement of
Operations.

     Risks of entering into swap contracts include credit,  market and liquidity risk.  Credit  risk  arises  from the  possibility  that the  counterparty  will default. If the counterparty  defaults,  the Fund's loss will consist of the net amount of contractual  payments that the Fund has not yet received.  Market risk is the risk that the value of the contract will  depreciate  due to  unfavorable changes  in the  reference  asset.  If  there  is an  illiquid  market  for  the agreement,  the Fund may be  unable  to close  the  contract  prior to  contract termination.

--------------------------------------------------------------------------------

     CREDIT  DEFAULT  SWAP  CONTRACTS.  A  credit  default  swap is a  bilateral contract  that  enables  an  investor  to  buy  or  sell  protection  against  a defined-issuer  credit event.  The Fund may enter into credit default swaps on a single security, or a basket of securities.

     In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance  premium,  on the notional amount of the swap contract to the counterparty (the seller of the contract).  If there is a credit event (for  example,  bankruptcy or a failure to timely pay interest or  principal),  the  purchaser  will  exercise  the contract and will receive a payment  from the  seller of the  contract  equal to the  notional  value of the credit default swap contract less the value of the underlying  security.  In the event that the credit  default  swap is  exercised  due to a credit  event,  the difference between the value of the underlying  security and the notional amount is  recorded  as  realized  gain  (loss) and is  included  on the  Statement  of
Operations.

     Risks of credit default swaps include,  but are not limited to, the cost of paying for credit protection if there are no credit events.

--------------------------------------------------------------------------------

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties  to exchange periodic interest payments on the notional amount of the  contract.  One cash flow stream will  typically be a floating  rate payment based upon a specified index while the other is typically a fixed rate.

     Interest rate swap agreements  include interest rate risk. There is a risk, based on movements  of interest  rates in the future,  the payments  made by the
Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------

     TOTAL RETURN SWAP  CONTRACTS.  A total return swap is an agreement  between counterparties  to exchange a set of future cash flows on the notional amount of the contract.  One cash flow is typically based on a reference  interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities,  or an index. The total return includes  appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

     As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market,  making it  difficult  to value them or dispose of them  promptly  at an acceptable  price.  The Fund will not  invest  more  than 15% of its net  assets
(determined  at the time of  purchase  and  reviewed  periodically)  in illiquid securities.  Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

     The Fund  lends  portfolio  securities  from  time to time in order to earn additional  income in the form of fees or  interest  on  securities  received as collateral or the investment of any cash received as  collateral.  The loans are secured by  collateral  (either  securities,  letters of credit,  or cash) in an amount not less than 100% of the market  value of the loaned  securities  during the period of the loan. The market value of the loaned  securities is determined at the close of each  business day and any  additional  required  collateral  is delivered to the Fund on the next business day. If the borrower  defaults on its obligation  to return  the  securities  loaned  because of  insolvency  or other reasons,  the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic  benefit of interest or dividends paid on the securities  loaned in the form of a substitute  payment received from the borrower and recognizes the gain or loss in the fair value of the  securities  loaned  that may occur  during the term of the loan. The Fund has the right under the lending  agreement to recover the  securities  from the borrower on demand.  As of December 31, 2007, the Fund had on loan  securities  valued at  $3,290,065.  Collateral  of  $3,331,648  was received  for the  loans,  all of which was  received  in cash and  subsequently invested in approved instruments.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

     In September  2006,  Financial  Accounting  Standards Board ("FASB") issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

--------------------------------------------------------------------------------
11. FUND REORGANIZATION

     On November  30,  2007,  the Board of  Directors  of  Government  Securites
Portfolio (the "Portfolio"),  a series of Panorama Series Fund, Inc., determined that  it is in the  best  interest  of the  Portfolio's  shareholders  that  the
Portfolio  reorganize  with and into the  Fund.  The Board of  Directors  of the
Portfolio  unanimously  approved an Agreement and Plan of  Reorganization  to be entered into between the Portfolio  and the Fund,  whereby the Fund will acquire all of the assets of the  Portfolio in exchange for  newly-issued  shares of the
Fund  (the  "Reorganization").  If the  Reorganization  takes  place,  Portfolio shareholders will receive Non-Service shares of the Fund.

     The Reorganization is conditioned upon, among other things, approval by the
Portfolio's shareholders. The anticipated date for the shareholder meeting is on or about April 25, 2008 and, if  approved by  shareholders,  the  Reorganization would take place shortly thereafter.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

     TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER  GLOBAL SECURITIES
FUND/VA:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer  Global  Securities  Fund/VA (the "Fund"),  a series of  Oppenheimer
Variable Account Funds,  including the statement of investments,  as of December
31, 2007, and the related  statement of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then  ended.  These  financial  statements  and  financial  highlights  are  the responsibility  of the Fund's  management.  Our  responsibility is to express an opinion on these  financial  statements  and financial  highlights  based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not  required to have,  nor were we engaged to perform,  an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of  securities  owned  as of  December  31,  2007,  by  correspondence  with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007,  the results of its  operations  for the year then ended,  the  changes  in its net  assets for each of the two years in the period then  ended,  and the  financial  highlights  for each of the five  years in the period then ended, in conformity with accounting  principles  generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP
Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MACHINERY--0.2%
Fanuc Ltd.                                            104,500   $    10,193,294
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.7%
Cisco Systems, Inc. 1                                 662,400        17,931,168
--------------------------------------------------------------------------------
Corning, Inc.                                       1,919,800        46,056,002
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                            2,112,900        70,148,280
--------------------------------------------------------------------------------
Tandberg ASA                                        1,056,150        21,746,945
--------------------------------------------------------------------------------
Telefonaktiebolaget LM
Ericsson, B Shares                                 47,982,400       112,151,210
                                                                ----------------
                                                                    268,033,605

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
Hoya Corp.                                            886,800        28,303,819
--------------------------------------------------------------------------------
Keyence Corp.                                          87,440        21,454,724
--------------------------------------------------------------------------------
Kyocera Corp.                                         203,700        17,851,285
--------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                         522,200        30,337,601
--------------------------------------------------------------------------------
Nidec Corp.                                           138,200        10,259,064
                                                                ----------------
                                                                    108,206,493

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc. 1                                        1,914,700        63,548,893
--------------------------------------------------------------------------------
IT SERVICES--2.4%
Automatic Data Processing, Inc.                     1,019,000        45,376,070
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                           1,075,726        48,017,842
                                                                ----------------
                                                                     93,393,912

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.5%
Advanced Micro Devices, Inc. 1                      2,459,400        18,445,500
--------------------------------------------------------------------------------
Altera Corp.                                        1,227,600        23,717,232
--------------------------------------------------------------------------------
Cree, Inc. 1                                          821,900        22,577,593
--------------------------------------------------------------------------------
Linear Technology Corp.                               515,496        16,408,238
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                     1,139,165        30,165,089
--------------------------------------------------------------------------------
MediaTek, Inc.                                      2,899,335        37,223,504
--------------------------------------------------------------------------------
Samsung Electronics Co.                                34,698        20,488,249
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd.                             11,926,176        22,629,389
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 1                         947,412         9,436,224
--------------------------------------------------------------------------------
Xilinx, Inc.                                          824,700        18,036,189
                                                                ----------------
                                                                    219,127,207

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SOFTWARE--6.5%
Adobe Systems, Inc. 1                               1,141,163   $    48,761,895
--------------------------------------------------------------------------------
Enix Corp.                                            579,200        17,759,225
--------------------------------------------------------------------------------
Intuit, Inc. 1                                      1,418,800        44,848,268
--------------------------------------------------------------------------------
Microsoft Corp.                                     2,103,600        74,888,160
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                      40,200        24,445,630
--------------------------------------------------------------------------------
SAP AG                                                947,674        49,001,646
                                                                ----------------
                                                                    259,704,824

--------------------------------------------------------------------------------
MATERIALS--0.3%
--------------------------------------------------------------------------------
CHEMICALS--0.3%
Praxair, Inc.                                         150,600        13,359,726
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.4%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.4%
KDDI Corp.                                              5,583        41,644,755
--------------------------------------------------------------------------------
SK Telecom Co. Ltd. ADR                             1,275,660        38,065,694
--------------------------------------------------------------------------------
Vodafone Group plc                                 25,617,052        95,268,828
                                                                ----------------
                                                                    174,979,277

--------------------------------------------------------------------------------
UTILITIES--1.0%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Fortum Oyj                                            869,500        38,855,627
                                                                ----------------
Total Common Stocks (Cost $2,714,937,936)                         3,894,472,160

--------------------------------------------------------------------------------
INVESTMENT COMPANIES--1.7%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.03% 2,3
(Cost $68,796,760)                                 68,796,760        68,796,760

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,783,734,696)                                    99.6%    3,963,268,920
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.4        16,520,743
                                                   -----------------------------
NET ASSETS                                              100.0%  $ 3,979,789,663
                                                   =============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

     1. Non-income producing security.

     2. Rate shown is the 7-day yield as of December 31, 2007.

     3. Is or was an  affiliate,  as defined in the  Investment  Company  Act of
1940,  at or during the period ended  December  31, 2007,  by virtue of the Fund owning at least 5% of the voting  securities of the issuer or as a result of the
Fund and the issuer having the same investment adviser.  Transactions during the period in which the issuer was an affiliate are as follows:

                              SHARES                                     SHARES
                        DECEMBER 31,         GROSS         GROSS   DECEMBER 31,
                                2006     ADDITIONS    REDUCTIONS           2007
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E               51,475,095   608,411,950   591,090,285     68,796,760

                                                                       DIVIDEND
                                                           VALUE         INCOME
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                        $68,796,760     $3,871,188

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS (UNAUDITED)                                 VALUE   PERCENT
--------------------------------------------------------------------------------
United States                                         $ 1,365,646,693      34.5%
United Kingdom                                            476,660,100      12.0
Japan                                                     440,620,180      11.1
Germany                                                   284,112,502       7.2
Sweden                                                    256,741,465       6.5
France                                                    220,418,641       5.6
India                                                     121,760,588       3.1
The Netherlands                                           113,257,032       2.9
Switzerland                                               109,567,998       2.8
Cayman Islands                                             94,806,373       2.4
Mexico                                                     83,762,231       2.1
Taiwan                                                     69,289,117       1.7
Brazil                                                     68,658,969       1.7
Korea, Republic of South                                   58,553,943       1.5
Canada                                                     52,075,359       1.3
Finland                                                    38,855,627       1.0
Spain                                                      38,742,191       1.0
Italy                                                      36,327,205       0.9
Norway                                                     21,746,945       0.5
Jersey, Channel Islands                                     9,686,266       0.2
Australia                                                   1,979,495       0.0
                                                      --------------------------
Total                                                 $ 3,963,268,920     100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,714,937,936)                                                 $ 3,894,472,160
Affiliated companies (cost $68,796,760)                                                           68,796,760
                                                                                             ----------------
                                                                                               3,963,268,920
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                 254,069
-------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $7,178,561)                                                         7,236,257
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                 7,485,203
Dividends                                                                                          4,192,501
Other                                                                                                427,272
                                                                                             ----------------
Total assets                                                                                   3,982,864,222

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                             1,658,015
Distribution and service plan fees                                                                   899,204
Shareholder communications                                                                           262,082
Custodian fees                                                                                       111,150
Foreign capital gains tax                                                                             51,389
Trustees' compensation                                                                                42,099
Transfer and shareholder servicing agent fees                                                          3,579
Other                                                                                                 47,041
                                                                                             ----------------
Total liabilities                                                                                  3,074,559

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 3,979,789,663
                                                                                             ================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $       109,031
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     2,563,131,425
-------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 31,615,758
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                   205,232,329
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                              1,179,701,120
                                                                                             ----------------
NET ASSETS                                                                                   $ 3,979,789,663
                                                                                             ================

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net
assets of $2,193,637,711 and 59,930,639 shares of beneficial interest outstanding)           $         36.60
-------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net
assets of $1,300,989,249 and 35,873,741 shares of beneficial interest outstanding)           $         36.27
-------------------------------------------------------------------------------------------------------------
Class 3 Shares:
Net asset value, redemption price per share and offering price per share (based on net
assets of $361,620,862 and 9,821,987 shares of beneficial interest outstanding)              $         36.82
-------------------------------------------------------------------------------------------------------------
Class 4 Shares:
Net asset value, redemption price per share and offering price per share (based on net
assets of $123,541,841 and 3,405,122 shares of beneficial interest outstanding)              $         36.28

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $2,041,193)                      $    67,344,202
Affiliated companies                                                                               3,871,188
-------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                             2,403,377
-------------------------------------------------------------------------------------------------------------
Interest                                                                                              30,583
                                                                                             ----------------
Total investment income                                                                           73,649,350

-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
Management fees                                                                                   24,819,247
-------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                                     2,949,468
Class 4 shares                                                                                       305,898
-------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                    10,475
Service shares                                                                                        10,245
Class 3 shares                                                                                        10,094
Class 4 shares                                                                                        10,040
-------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                   142,950
Service shares                                                                                        67,462
Class 3 shares                                                                                        24,636
Class 4 shares                                                                                         7,349
-------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          498,749
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                70,860
-------------------------------------------------------------------------------------------------------------
Administration service fees                                                                            1,500
-------------------------------------------------------------------------------------------------------------
Other                                                                                                123,094
                                                                                             ----------------
Total expenses                                                                                    29,052,067
Less reduction to custodian expenses                                                                  (3,494)
Less waivers and reimbursements of expenses                                                          (73,870)
                                                                                             ----------------
Net expenses                                                                                      28,974,703

-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             44,674,647

-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments from unaffiliated companies                                                          221,716,272
Foreign currency transactions                                                                     18,683,486
                                                                                             ----------------
Net realized gain                                                                                240,399,758
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $147,715)                                      (129,163,618)
Translation of assets and liabilities denominated in foreign currencies                           80,556,896
                                                                                             ----------------
Net change in unrealized appreciation                                                            (48,606,722)

-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $   236,467,683
                                                                                             ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                       2007              2006
---------------------------------------------------------------------------------------------------------------------

OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $    44,674,647   $    40,843,985
---------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      240,399,758       202,740,034
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  (48,606,722)      316,441,660
                                                                                   ----------------------------------
Net increase in net assets resulting from operations                                   236,467,683       560,025,679

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                     (30,881,671)      (22,390,271)
Service shares                                                                         (12,491,101)       (5,586,912)
Class 3 shares                                                                          (5,291,097)       (3,732,415)
Class 4 shares                                                                          (1,330,580)         (875,877)
                                                                                   ----------------------------------
                                                                                       (49,994,449)      (32,585,475)
---------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                    (112,256,514)     (116,956,054)
Service shares                                                                         (52,238,025)      (34,605,939)
Class 3 shares                                                                         (19,263,594)      (19,539,725)
Class 4 shares                                                                          (5,788,329)       (5,424,732)
                                                                                   ----------------------------------
                                                                                      (189,546,462)     (176,526,450)

---------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                    (104,231,544)      (44,482,210)
Service shares                                                                         321,202,694       340,074,365
Class 3 shares                                                                         (34,573,579)       12,707,608
Class 4 shares                                                                           9,459,510        13,427,523
                                                                                   ----------------------------------
                                                                                       191,857,081       321,727,286

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total increase                                                                         188,783,853       672,641,040
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  3,791,005,810     3,118,364,770
                                                                                   ----------------------------------
End of period (including accumulated net investment income of
$31,615,758 and $32,036,968, respectively)                                         $ 3,979,789,663   $ 3,791,005,810
                                                                                   ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,         2007                2006                2005            2004            2003
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     36.79         $     33.38         $     29.51     $     25.08     $     17.70
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .45 1               .43 1               .32 1           .26 1           .19
Net realized and unrealized gain                    1.69                5.20                3.85            4.49            7.34
                                             --------------------------------------------------------------------------------------
Total from investment operations                    2.14                5.63                4.17            4.75            7.53
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income                (.50)               (.36)               (.30)           (.32)           (.15)
Distributions from net realized gain               (1.83)              (1.86)                 --              --              --
                                             --------------------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                     (2.33)              (2.22)               (.30)           (.32)           (.15)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     36.60         $     36.79         $     33.38     $     29.51     $     25.08
                                             ======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  6.32%              17.69%              14.31%          19.16%          43.02%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $ 2,193,638         $ 2,297,315         $ 2,124,413     $ 2,518,867     $ 2,280,752
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $ 2,302,726         $ 2,189,511         $ 2,123,523     $ 2,451,188     $ 1,751,226
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               1.21%               1.27%               1.08%           1.01%           0.99%
Total expenses                                      0.65% 4,5,6         0.66% 4,5,6         0.67% 5         0.66% 5         0.67% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               18%                 21%                 35%             30%             34%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007    0.65%
      Year Ended December 31, 2006    0.66%

     5. Reduction to custodian expenses less than 0.005%.

     6. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES  YEAR ENDED DECEMBER 31,             2007                2006                2005            2004            2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     36.49         $     33.16         $     29.33     $     24.96     $     17.61
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .33 1               .33 1               .24 1           .20 1           .12
Net realized and unrealized gain                    1.72                5.16                3.84            4.46            7.36
                                             --------------------------------------------------------------------------------------
Total from investment operations                    2.05                5.49                4.08            4.66            7.48
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income                (.44)               (.30)               (.25)           (.29)           (.13)
Distributions from net realized gain               (1.83)              (1.86)                 --              --              --
                                             --------------------------------------------------------------------------------------
Total dividends and/or distributions
  to shareholders                                  (2.27)              (2.16)               (.25)           (.29)           (.13)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     36.27         $     36.49         $     33.16     $     29.33     $     24.96
                                             ======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  6.08%              17.36%              14.06%          18.88%          42.86%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $ 1,300,989         $   983,558         $   557,284     $   346,403     $   168,739
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $ 1,180,656         $   750,499         $   413,849     $   247,490     $    91,800
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               0.91%               0.98%               0.79%           0.77%           0.68%
Total expenses                                      0.89% 4,5,6         0.91% 4,5,6         0.92% 5         0.91% 5         0.93% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               18%                 21%                 35%             30%             34%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007    0.89%
      Year Ended December 31, 2006    0.91%

     5. Reduction to custodian expenses less than 0.005%.

     6. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS 3 SHARES  YEAR ENDED DECEMBER 31,             2007                2006                2005            2004            2003 1
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     36.99         $     33.55         $     29.65     $     25.19     $     17.55
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .45 2               .43 2               .32 2           .26 2           .07
Net realized and unrealized gain                    1.71                5.23                3.88            4.52            7.57
                                             --------------------------------------------------------------------------------------
Total from investment operations                    2.16                5.66                4.20            4.78            7.64
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income                (.50)               (.36)               (.30)           (.32)             --
Distributions from net realized gain               (1.83)              (1.86)                 --              --              --
                                             --------------------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                     (2.33)              (2.22)               (.30)           (.32)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     36.82         $     36.99         $     33.55     $     29.65     $     25.19
                                             ======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  6.34%              17.69%              14.34%          19.19%          43.53%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $   361,621         $   395,901         $   346,064     $   265,044     $   147,576
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $   391,270         $   369,406         $   296,252     $   199,388     $    80,579
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               1.22%               1.26%               1.06%           1.00%           0.73%
Total expenses                                      0.65% 5,6,7         0.66% 5,6,7         0.67% 6         0.66% 6         0.68% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               18%                 21%                 35%             30%             34%

     1. For the period from May 1, 2003  (inception of offering) to December 31,
2003.

     2. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

     Year Ended December 31, 2007     0.65%
     Year Ended December 31, 2006     0.66%

     6. Reduction to custodian expenses less than 0.005%.

     7. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS 4 SHARES  YEAR ENDED DECEMBER 31,                        2007                2006                2005            2004 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     36.49         $     33.15         $     29.35     $     25.21
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                         .34                 .34                 .24             .09
Net realized and unrealized gain                               1.70                5.16                3.84            4.05
                                                        ----------------------------------------------------------------------
Total from investment operations                               2.04                5.50                4.08            4.14
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.42)               (.30)               (.28)             --
Distributions from net realized gain                          (1.83)              (1.86)                 --              --
                                                        ----------------------------------------------------------------------
Total dividends and/or distributions to shareholders          (2.25)              (2.16)               (.28)             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $     36.28         $     36.49         $     33.15     $     29.35
                                                        ======================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             6.06%              17.40%              14.05%          16.42%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $   123,542         $   114,232         $    90,604     $    37,384
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $   122,385         $   100,973         $    61,380     $    19,774
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          0.93%               1.00%               0.79%           0.53%
Total expenses                                                 0.90% 5,6,7         0.91% 5,6,7         0.93% 6         0.94% 6
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          18%                 21%                 35%             30%

     1. For the period from May 3, 2004  (inception of offering) to December 31,
2004.

     2. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007    0.90%
      Year Ended December 31, 2006    0.91%

     6. Reduction to custodian expenses less than 0.005%.

     7. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

     Oppenheimer  Global Securities Fund/VA (the "Fund") is a separate series of
Oppenheimer  Variable Account Funds, an open-end  management  investment company registered  under the  Investment  Company Act of 1940,  as amended.  The Fund's investment  objective is to seek long-term  capital  appreciation by investing a
substantial   portion  of  its  assets  in   securities   of  foreign   issuers,
"growth-type"  companies,  cyclical  industries and special  situations that are considered to have appreciation possibilities.  The Fund's investment adviser is
OppenheimerFunds, Inc. (the "Manager").

     The Fund  offers  Non-Service,  Service,  Class 3 and Class 4  shares.  All classes  are sold at their  offering  price,  which is the net  asset  value per share, to separate investment  accounts of participating  insurance companies as an underlying investment for variable life insurance policies,  variable annuity contracts or other investment products.  The class of shares being designated as
Service  shares and Class 4 shares are  subject to a  distribution  and  service plan. All classes of shares have  identical  rights and voting  privileges  with respect to the Fund in  general  and  exclusive  voting  rights on matters  that affect that class alone.  Earnings, net assets and net asset value per share may differ  due to  each  class  having  its own  expenses,  such  as  transfer  and shareholder  servicing  agent  fees  and  shareholder  communications,  directly attributable to that class.  The Fund assesses a 1% fee on the proceeds of Class
3 and Class 4 shares  that are  redeemed  (either by selling  or  exchanging  to another  Oppenheimer  fund or  other  investment  option  offered  through  your variable life insurance or variable  annuity  contract)  within 60 days of their purchase.  The fee,  which is  retained  by the  Fund,  is  accounted  for as an addition to paid-in capital.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

     SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the  "Exchange"),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized by the Board of Trustees.  Securities traded on a registered
U.S. securities exchange are valued based on the last sale price of the security traded on that  exchange  prior to the time when the Fund's  assets are  valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading day, if it is within the spread of the closing  "bid" and "asked"
prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean  between  the  "bid"  and  "asked"  prices.  Securities  for  which  market quotations are not readily available are valued at their fair value.  Securities whose values have been materially  affected by what the Manager  identifies as a significant  event  occurring  before the Fund's assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Board of Trustees.  Shares of a registered investment company that are not  traded  on an  exchange  are  valued  at the  acquired  investment company's net asset value per share.  "Money  market-type" debt instruments with remaining  maturities  of sixty days or less are valued at cost  adjusted by the amortization  of  discount  or  premium  to  maturity  (amortized  cost),  which approximates market value.

--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION.  The Fund's accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the Fund's  books and the U.S.  dollar  equivalent  of the  amounts actually  received or paid. Net unrealized  appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies  arise from changes in the values of assets and liabilities,  including  investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

     INVESTMENT  IN  OPPENHEIMER  INSTITUTIONAL  MONEY MARKET FUND.  The Fund is
permitted to invest daily available cash balances in an affiliated  money market fund.  The Fund may invest the available  cash in Class E shares of  Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of IMMF.  The  Fund's
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Fund is subject to its  proportional  share of IMMF's  Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------

     ALLOCATION OF INCOME,  EXPENSES,  GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

     FEDERAL TAXES.  The Fund intends to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The  statute of  limitations  on the  Fund's tax return  filings remain open for the three preceding fiscal reporting period ends.

     The  tax  components  of  capital  shown  in  the  table  below   represent
distribution   requirements   the  Fund  must  satisfy   under  the  income  tax
regulations,  losses  the Fund may be able to offset  against  income  and gains realized  in  future  years  and  unrealized  appreciation  or  depreciation  of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
  UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED      SECURITIES AND OTHER
  NET INVESTMENT       LONG-TERM                 LOSS   INVESTMENTS FOR FEDERAL
  INCOME                    GAIN   CARRYFORWARD 1,2,3        INCOMETAX PURPOSES
  -----------------------------------------------------------------------------
  $ 52,207,964     $ 208,139,535          $ 2,192,980           $ 1,158,436,633

     1. The Fund had  $2,192,980  of  post-October  passive  foreign  investment company losses which were deferred.

     2. During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward.

     3. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     Accordingly,  the following amounts have been reclassified for December 31,
2007. Net assets of the Fund were unaffected by the reclassifications.

                                                         REDUCTION TO
                                    INCREASE TO       ACCUMULATED NET
       INCREASE TO              ACCUMULATED NET         REALIZED GAIN
       PAID-IN CAPITAL        INVESTMENT INCOME      ON INVESTMENTS 4
       --------------------------------------------------------------
       $19,582,006                   $4,898,592           $24,480,598

     4.  $19,582,006,  including  $18,977,345  of long-term  capital  gain,  was distributed in connection with Fund share redemptions.

     The tax character of distributions paid during the years ended December 31,
2007 and December 31, 2006 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                   DECEMBER 31, 2007   DECEMBER 31, 2006
       -----------------------------------------------------------------
       Distributions paid from:
       Ordinary income                 $  64,685,816       $  32,585,475
       Long-term capital gain            174,855,095         176,526,450
                                   -------------------------------------
       Total                           $ 239,540,911       $ 209,111,925
                                   =====================================

     The aggregate cost of securities and other  investments and the composition of unrealized  appreciation and depreciation of securities and other investments for federal  income tax purposes as of December  31, 2007 are noted  below.  The primary  difference  between  book  and  tax  appreciation  or  depreciation  of securities and other  investments,  if applicable,  is  attributable  to the tax deferral of losses or tax realization of financial statement  unrealized gain or loss.

       Federal tax cost of securities             $ 2,804,999,183
       Federal tax cost of other investments            7,177,673
                                                  ---------------
       Total federal tax cost                     $ 2,812,176,856
                                                  ===============

       Gross unrealized appreciation              $ 1,243,541,203
       Gross unrealized depreciation                  (85,104,570)
                                                  ---------------
       Net unrealized appreciation                $ 1,158,436,633
                                                  ===============

     Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation,  if any, on affected securities.  The tax is paid when the gain is realized.

--------------------------------------------------------------------------------

     TRUSTEES'  COMPENSATION.  The Board of Trustees has adopted a  compensation deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting  principles,  are recorded on the  ex-dividend  date.  Income and  capital  gain  distributions,  if any,  are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------

     INVESTMENT  INCOME.  Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend  date may have  passed.  Non-cash  dividends  included  in  dividend income,  if any,  are  recorded  at the  fair  market  value  of the  securities received. Interest income is recognized on an accrual basis. Market discount and premium,  which are included in interest  income on the Statement of Operations, are amortized or accreted daily.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     CUSTODIAN  FEES.   "Custodian  fees  and  expenses"  in  the  Statement  of
Operations  may  include  interest  expense  incurred  by the  Fund on any  cash overdrafts of its custodian account during the period.  Such cash overdrafts may result from the effects of failed trades in portfolio  securities  and from cash outflows resulting from unanticipated  shareholder redemption activity. The Fund pays interest to its custodian on such cash  overdrafts,  to the extent they are not offset by positive cash balances  maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%.  The  "Reduction to custodian  expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.  Such interest  expense and other  custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------

     SECURITY  TRANSACTIONS.  Security  transactions  are  recorded on the trade date.  Realized gains and losses on securities  sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

     INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

     OTHER.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

     The Fund has  authorized an unlimited  number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                  YEAR ENDED DECEMBER 31, 2007    YEAR ENDED DECEMBER 31, 2006
                                                       SHARES           AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                                6,411,129   $  236,447,298      6,575,899   $  223,540,908
Dividends and/or distributions reinvested           4,207,471      143,138,185      4,267,881      139,346,325
Redeemed                                          (13,131,133)    (483,817,027)   (12,034,584)    (407,369,443)
                                                 ----------------------------------------------------------------
Net decrease                                       (2,512,533)  $ (104,231,544)    (1,190,804)  $  (44,482,210)
                                                 ================================================================

-----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                               10,073,670   $  368,640,666     11,801,332   $  396,822,488
Dividends and/or distributions reinvested           1,916,196       64,729,126      1,238,609       40,192,851
Redeemed                                           (3,068,408)    (112,167,098)    (2,895,139)     (96,940,974)
                                                 ----------------------------------------------------------------
Net increase                                        8,921,458   $  321,202,694     10,144,802   $  340,074,365
                                                 ================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                                  404,332   $   14,980,587      1,146,143   $   39,045,508
Dividends and/or distributions reinvested             717,554       24,554,691        708,868       23,272,140
Redeemed                                           (2,002,496)     (74,108,857) 1  (1,466,336)     (49,610,040) 2
                                                 ----------------------------------------------------------------
Net increase (decrease)                              (880,610)  $  (34,573,579)       388,675   $   12,707,608
                                                 ================================================================

                                                  YEAR ENDED DECEMBER 31, 2007    YEAR ENDED DECEMBER 31, 2006
                                                       SHARES           AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------

CLASS 4 SHARES
Sold                                                  392,793   $   14,359,772        850,052   $   28,652,172
Dividends and/or distributions reinvested             210,681        7,118,909        194,164        6,300,609
Redeemed                                             (328,721)     (12,019,171) 1    (646,862)     (21,525,258) 2
                                                 ----------------------------------------------------------------
Net increase                                          274,753   $    9,459,510        397,354   $   13,427,523
                                                 ================================================================

     1. Net of  redemption  fees of $11,158  and $4,865 for Class 3 and Class 4, respectively.

     2. Net of  redemption  fees of $22,231 and $22,178 for Class 3 and Class 4, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

     The  aggregate  cost of purchases  and proceeds  from sales of  securities, other than  short-term  obligations  and investments in IMMF, for the year ended
December 31, 2007, were as follows:

                                              PURCHASES           SALES
          -------------------------------------------------------------
          Investment securities           $ 705,242,553   $ 720,602,850

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management  fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

          FEE SCHEDULE
          ------------------------------------------
          Up to $200 million                   0.75%
          Next $200 million                    0.72
          Next $200 million                    0.69
          Next $200 million                    0.66
          Over $800 million                    0.60

--------------------------------------------------------------------------------

     ADMINISTRATION  SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES.  OppenheimerFunds  Services ("OFS"), a division of the
Manager,  acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended  December 31, 2007, the Fund paid $40,766 to OFS for services to the Fund.

     Additionally,  funds  offered in variable  annuity  separate  accounts  are subject to minimum  fees of $10,000  per class,  for class  level  assets of $10 million or more.  Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

     DISTRIBUTION  AND SERVICE PLAN FOR SERVICE  SHARES AND CLASS 4 SHARES.  The
Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with
Rule 12b-1 under the Investment Company Act of 1940 for Service shares and Class
4 shares to pay  OppenheimerFunds  Distributor,  Inc. (the  "Distributor"),  for
distribution related services,  personal service and account maintenance for the
Fund's  Service  shares and Class 4 shares.  Under the Plan,  payments  are made periodically  at an annual rate of up to 0.25% of the average  annual net assets of Service shares and Class 4 shares of the Fund. The Distributor currently uses all of those fees to compensate  sponsor(s) of the insurance product that offers
Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares and Class 4 shares. These fees are paid out of the Fund's  assets on an on-going  basis and increase  operating expenses  of the  Service  shares  and Class 4 shares,  which  results  in lower performance compared to the Fund's shares that are not subject to a service fee.
Fees  incurred  by the Fund  under the Plan are  detailed  in the  Statement  of
Operations.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

     WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer  and  shareholder  servicing  agent  fees for all  classes  to 0.35% of average  annual  net  assets  per  class.  This  undertaking  may be  amended or withdrawn at any time.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
IMMF.  During the year ended  December 31, 2007,  the Manager waived $73,870 for
IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter  into  foreign  currency  exchange  contracts  ("forward contracts") for the purchase or sale of a foreign  currency at a negotiated rate at a future date.

     Foreign currency  exchange  contracts are reported on a schedule  following the Statement of Investments.  Forward contracts will be valued daily based upon the closing prices of the forward  currency rates determined at the close of the
Exchange  as  provided  by a bank,  dealer or  pricing  service.  The  resulting unrealized  appreciation  (depreciation)  is reported in the Statement of Assets and  Liabilities  as a receivable  or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation).  At contract close, the  difference  between the original  cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Fund include  both market and credit risk.  Market risk is the risk that the value of the forward  contract will  depreciate due to unfavorable changes in the exchange rates.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty  defaults,  the Fund's loss will consist  of the net  amount of  contractual  payments  that the Fund has not yet received.

      As of December 31, 2007, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

     The Fund  lends  portfolio  securities  from  time to time in order to earn additional  income in the form of fees or  interest  on  securities  received as collateral or the investment of any cash received as  collateral.  The loans are secured by  collateral  (either  securities,  letters of credit,  or cash) in an amount not less than 100% of the market  value of the loaned  securities  during the period of the loan. The market value of the loaned  securities is determined at the close of each  business day and any  additional  required  collateral  is delivered to the Fund on the next business day. If the borrower  defaults on its obligation  to return  the  securities  loaned  because of  insolvency  or other reasons,  the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic  benefit of interest or dividends paid on the securities  loaned in the form of a substitute  payment received from the borrower and recognizes the gain or loss in the fair value of the  securities  loaned  that may occur  during the term of the loan. The Fund has the right under the lending  agreement to recover the securities from the borrower on demand.

      As of December 31, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

     In September  2006,  Financial  Accounting  Standards Board ("FASB") issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER HIGH INCOME FUND/VA:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer High Income Fund/VA (the "Fund"),  a series of Oppenheimer  Variable
Account Funds, including the statement of investments,  as of December 31, 2007, and the related  statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the  financial  highlights  for each of the five years in the period then ended.
These financial  statements and financial  highlights are the  responsibility of the  Fund's  management.  Our  responsibility  is to express an opinion on these financial statements and financial highlights based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not  required to have,  nor were we engaged to perform,  an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of  securities  owned  as of  December  31,  2007,  by  correspondence  with the custodian  and  brokers;  where  replies  were not  received  from  brokers,  we performed  other  auditing  procedures.  We believe  that our  audits  provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007,  the results of its  operations  for the year then ended,  the  changes  in its net  assets for each of the two years in the period then  ended,  and the  financial  highlights  for each of the five  years in the period then ended, in conformity with accounting  principles  generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.1%
--------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc.,
Home Equity Mtg. Obligations, Series
2005-R10, Cl. A2B, 5.085%, 12/25/35 1            $      344,238   $     338,388
--------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust
2005-WF1, Mtg. Pass-Through
Certificates, Series 2005-WF1,
Cl. A2C, 5.105%, 6/25/35 1                              210,341         205,390
--------------------------------------------------------------------------------
Soundview Home Loan Trust
2006-OPT5, Asset-Backed Certificates,
Series 2006-OPT5, Cl. 2A2, 4.955%,
7/25/36 1                                             4,730,782       4,653,803
                                                                  --------------

Total Asset-Backed Securities
(Cost $5,252,682)                                                     5,197,581

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--9.3%
--------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg.
Pass-Through Certificates, Series 2006-4,
Cl. 2A1, 5.802%, 10/25/36 1                             116,415         117,310
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4
Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A4,
5.322%, 12/1/49                                         670,000         669,290
--------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust
2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 5.265%,
10/25/36 1                                              358,627         340,196
Series 2006-A5, Cl. 1A13, 5.315%,
10/25/36 1                                              187,464         183,298
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust,
CMO:
Series 2004-28CB, Cl. 2A4, 5.75%,
1/25/35                                                 810,000         774,280
Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                280,000         270,222
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                 326,010         333,099
Series 2008-85CB, Cl. 2A3, 5.50%,
2/25/36                                                 210,000         199,472
--------------------------------------------------------------------------------
Countrywide Home Loans Servicing
LP, Mtg. Pass-Through Certificates:
Series 2005-HYB1, Cl. 5A1, 4.995%,
3/25/35 1                                               937,330         915,948
Series 2007-HY1, Cl. 1A1, 5.695%,
4/25/37 1                                               327,212         328,630
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 2319, Cl. PZ, 6.50%, 5/15/31                     569,369         598,113
Series 2338, Cl. ZC, 6.50%, 7/15/31                     493,480         517,287
Series 2344, Cl. ZD, 6.50%, 8/15/31                     300,344         309,433
Series 2363, Cl. BZ, 6.50%, 9/15/31                     599,001         615,504
Series 2457, Cl. PE, 6.50%, 6/15/32                     513,846         533,188

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 2520, Cl. SE, 5.923%, 5/15/22 2           $      359,239   $      30,526
Series 2574, Cl. IN, 4.759%, 12/15/22 2               1,750,169         318,831
Series 2989, Cl. TS, 7.582%, 6/15/25 2                1,803,998         143,305
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 3/25/20                                        2,681,688       2,639,413
5%, 12/25/17-3/25/18                                  2,451,404       2,457,851
5%, 1/1/22 3                                            423,000         423,463
5%, 11/25/33 4                                        1,295,293       1,265,969
5.50%, 11/25/33-7/25/34                               4,039,022       4,040,850
5.50%, 1/1/37 3                                       2,615,000       2,612,139
5.50%, 5/25/34 4                                      2,203,978       2,205,957
6%, 1/1/22 3                                          1,160,000       1,187,006
6%, 12/25/33 5                                        2,007,012       2,042,429
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 2001-74, Cl. QE, 6%, 12/25/31                     922,882         944,749
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2003-14, Cl. OI, 8.765%, 3/25/33 2                320,018          73,272
Trust 2003-23, Cl. ES, 5.27%, 10/25/22 2                716,961          53,118
Trust 2003-52, Cl. NS, 7.228%, 6/25/23 2                754,133          75,523
Trust 2004-65, Cl. SA, 6.455%, 5/25/23 2              1,415,359          94,638
Trust 2005-86, Cl. AI, 7.418%, 10/1/35 2                324,368          67,070
Trust 2006-33, Cl. SP, 9.425%, 5/25/36 2                491,852          45,429
Trust 2006-43, Cl. SJ, 6.146%, 6/25/36 2                998,712          74,135
Trust 334, Cl. 4, 10.696%, 7/1/33 2                     518,203         117,075
Trust 342, Cl. 2, 3.515%, 9/1/33 2                    1,208,878         283,041
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg. Pass-
Through Certificates, Series 2004-FA2,
Cl. 3A1, 6%, 1/25/35                                     96,358          92,750
--------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust,
Mtg. Pass-Through Certificates, Series
2004-J4, Cl. A7, 5.50%, 9/25/34                         190,000         181,860
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F,
CMO, Series 2005-4F, Cl. 6A1, 6.50%,
2/25/35                                                 238,026         240,892
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7,
Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.152%,
11/25/35 1                                            1,512,508       1,511,307
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 2003-C5, Cl. A2, 3.478%, 7/15/27               2,189,000       2,169,106
Series 2007-C1, Cl. A4, 5.424%, 2/11/40                 570,000         573,569
--------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3,
Mtg. Pass-Through Certificates, Series
2006-3, Cl. 2A1, 5.239%, 10/25/36 1                   4,567,903       4,500,612

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors
Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1,
6.007%, 6/25/37 1                                $      442,986   $     445,443
--------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust
2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3,
5.427%, 6/25/36 1                                       130,000         130,601
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates:
Series 2006-AR12, Cl. 2A1, 5.75%,
10/25/36 1                                              487,577         484,625
Series 2006-AR8, Cl. 2A1, 6.133%,
8/25/36 1                                               505,121         505,029
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR2, Cl. 2A2, 4.547%, 3/25/35 1                     66,065          65,537
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR4, Cl. 2A2, 4.524%, 4/25/35 1                    107,467         106,603
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR10, Cl. 4A1, 5.56%, 7/25/36 1                    220,274         221,517
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 6.102%, 9/25/36 1                   395,737         396,611
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR2, Cl. 2A5, 5.10%, 3/25/36 1                     457,124         453,733
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR8, Cl. 1A3, 5.505%, 4/25/36 1                  3,423,472       3,431,714
                                                                  --------------
Total Mortgage-Backed Obligations
(Cost $42,845,064)                                                   43,412,568

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--84.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--25.5%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.7%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                  1,250,000       1,271,875
9% Sr. Unsec. Nts., 7/1/15                              302,000         321,630
--------------------------------------------------------------------------------
Lear Corp., 8.75% Sr. Unsec. Nts.,
Series B, 12/1/16                                     5,045,000       4,616,175
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12               900,000         931,500
--------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr.
Sec. Nts., Series B, 7/15/13                            543,000         581,010
                                                                  --------------
                                                                      7,722,190

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
AUTOMOBILES--2.7%
Ford Motor Credit Co., 9.75% Sr.
Unsec. Nts., 9/15/10                             $   10,000,000   $   9,547,500
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31                                     3,390,000       2,850,553
                                                                  --------------
                                                                     12,398,053

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec.
Sub. Nts., 12/15/13 6                                   220,000         219,175
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Education Management LLC/Education
Management Corp., 10.25% Sr. Unsec.
Sub. Nts., 6/1/16                                       830,000         859,050
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.3%
CCM Merger, Inc., 8% Unsec. Nts.,
8/1/13 7                                              1,340,000       1,269,650
--------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                  500,000         473,750
8% Sr. Nts., 11/15/13                                   700,000         700,000
--------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr.
Nts., 12/1/13 7                                       1,435,000       1,402,713
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7% Sr.
Unsec. Sub. Nts., 3/1/14                              4,070,000       3,357,750
--------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr.
Sub. Nts., 2/15/10                                       41,000          42,640
--------------------------------------------------------------------------------
Mashantucket Pequot Tribe, 8.50%
Bonds, Series A, 11/15/15 7                           3,460,000       3,494,600
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                           510,000         497,250
8.375% Sr. Unsec. Sub. Nts., 2/1/11                   3,200,000       3,288,000
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                    780,000         766,350
6.875% Sr. Unsec. Sub. Nts., 2/15/15                    915,000         864,675
8% Sr. Sub. Nts., 4/1/12                              1,700,000       1,734,000
--------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts.,
7/15/14                                                 800,000         799,000
--------------------------------------------------------------------------------
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts., 3/15/10                         1,000,000         945,000
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                      145,000         147,719
6.875% Sr. Sub. Nts., 12/1/11                           150,000         152,250
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%
Sr. Unsec. Sub. Nts., 3/15/12                         1,835,000       1,862,525
--------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375%
Sr. Nts., 6/15/14 7                                     610,000         658,800
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                    1,800,000       1,359,000
6.875% Sr. Unsec. Sub. Nts., 3/1/16                     480,000         352,800
--------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec.
Sub. Nts., 9/1/16                                     1,800,000       1,928,250
--------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc.,
8.50% Sec. Nts., 6/1/15                               1,500,000       1,149,375

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Universal City Development Partners
Ltd., 11.75% Sr. Nts., 4/1/10                    $    1,000,000   $   1,037,500
--------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts.,
2/15/14 6                                             1,100,000       1,089,000
--------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., 6.625% Nts., 12/1/14                   4,645,000       4,586,938
                                                                  --------------
                                                                     33,959,535

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
American Casino & Entertainment
Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                                1,300,000       1,339,975
--------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts.,
9/15/09                                               1,890,000       1,741,420
--------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts.,
9/15/10                                                 300,000         293,935
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                     655,000         370,075
8.875% Sr. Sub. Nts., 4/1/12                          1,165,000         669,875
--------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts.,
12/15/08                                                150,000         147,750
--------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr.
Unsec. Nts., 3/15/15                                    300,000         210,000
--------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub.
Nts., 4/15/12                                           580,000         281,300
--------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                640,000         614,400
--------------------------------------------------------------------------------
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                          220,000         133,100
10.75% Sr. Nts., 4/1/13                               1,510,000         913,550
                                                                  --------------
                                                                      6,715,380

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Eastman Kodak Co., 3.625% Nts.,
Series A, 5/15/08                                       575,000         569,250
--------------------------------------------------------------------------------
Leslie's Poolmart, Inc., 7.75% Sr.
Unsec. Nts., 2/1/13                                   1,245,000       1,188,975
                                                                  --------------
                                                                      1,758,225

--------------------------------------------------------------------------------
MEDIA--9.2%
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/12                    700,000         696,500
--------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr.
Unsec. Sub. Nts., 3/1/14                                990,000         935,550
--------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                    900,000         766,125
10.25% Sr. Unsec. Sub. Nts., Series B,
5/1/09                                                1,450,000       1,241,563
--------------------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings
Capital Corp., 11% Sr. Sec. Nts., 10/1/15             2,485,000       2,037,700
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec.
Disc. Nts., 3/15/14 8                                 2,700,000       2,527,875

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
MEDIA Continued
Dex Media West LLC/Dex Media
West Finance Co.:
8.50% Sr. Nts., 8/15/10                          $      700,000   $     713,125
9.875% Sr. Sub. Nts., 8/15/13                         1,772,000       1,847,310
--------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 8                     500,000         457,500
8% Unsec. Nts., 11/15/13                                380,000         359,100
--------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375% Sr.
Unsec. Nts., 10/1/11                                  3,200,000       3,169,600
--------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16            2,300,000       2,121,750
--------------------------------------------------------------------------------
ION Media Networks, Inc., 11% Sr.
Unsec. Sub. Nts., Series A, 7/31/13                   1,420,440         717,322
--------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                  1,357,000       1,326,468
7.25% Sr. Unsec. Sub. Nts., 1/1/13                      200,000         201,000
--------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub.
Nts., 5/15/13                                           785,000         742,806
--------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr.
Disc. Nts., 8/15/14 8                                 2,200,000       1,771,000
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                          1,400,000         847,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                    800,000         504,000
--------------------------------------------------------------------------------
Nielsen Finance LLC, 10% Sr. Unsec.
Nts., 8/1/14                                          3,230,000       3,318,825
--------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance
Co., 0%/12.50% Sr. Unsec. Sub. Disc.
Nts., 8/1/16 8                                        1,090,000         771,175
--------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75%
Sr. Nts., 3/15/16 7                                     460,000         340,975
--------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13            4,135,000       3,721,500
6.875% Sr. Disc. Nts., Series A-2, 1/15/13            1,960,000       1,764,000
6.875% Sr. Nts., 1/15/13                              2,700,000       2,430,000
8.875% Sr. Unsec. Nts., Series A-3,
1/15/16                                                 325,000         305,500
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                             800,000         751,000
--------------------------------------------------------------------------------
Rainbow National Services LLC,
8.75% Sr. Nts., 9/1/12 7                              1,040,000       1,075,100
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr.
Unsec. Sub. Nts., 3/15/12                             1,907,000       1,952,291
--------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                           1,400,000       1,295,000
10.875% Sr. Unsec. Nts., Series B,
6/15/09                                                 400,000         245,500
--------------------------------------------------------------------------------
Warner Music Group Corp., 7.375%
Sr. Sub. Bonds, 4/15/14                                 800,000         620,000
--------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr.
Disc. Nts., 12/15/14 8                                2,365,000       1,525,425
                                                                  --------------
                                                                     43,099,585

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Dillard's, Inc., 6.625% Unsec. Nts.,
11/15/08 6                                       $    1,125,000   $   1,123,594$
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
Claire's Stores, Inc., 10.50% Sr. Sub.
Nts., 6/1/17 7                                        3,575,000       1,930,500
--------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts.,
10/1/12                                                 900,000         941,625
--------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec.
Sub. Nts., Series B, 5/1/10                             350,000         328,125
--------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                       1,630,000       1,621,850
10.50% Sr. Unsec. Sub. Nts., 11/15/16                 1,002,000         991,980
                                                                  --------------
                                                                      5,814,080

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY
GOODS--1.2%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 7               1,535,000       1,596,400
--------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec.
Unsub. Nts., 1/15/15                                  2,770,000       2,776,925
--------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr.
Nts., 6/1/11                                            300,000         300,000
--------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec.
Nts., 4/15/15                                           975,000         840,938
                                                                  --------------
                                                                      5,514,263

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.8%
--------------------------------------------------------------------------------
BEVERAGES--0.6%
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                         1,655,000       1,667,413
8.375% Sr. Nts., 12/15/14                             1,155,000       1,163,663
                                                                  --------------
                                                                      2,831,076

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Albertson's, Inc., 8% Sr. Unsec. Debs.,
5/1/31                                                2,530,000       2,579,264
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                        4,040,000       4,691,151
--------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts.,
5/31/09 6,9,10                                          476,601              --
--------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts.,
5/1/10                                                  900,000         886,500
                                                                  --------------
                                                                      8,156,915

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                     350,000         332,500
8.625% Sr. Sub. Nts., 12/15/12                        1,000,000       1,012,500
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                          420,000         384,300
8.625% Sr. Nts., 5/1/09                                 687,000         666,390
8.875% Sr. Unsec. Nts., 3/15/11                         146,000         135,780

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Pinnacle Foods Finance LLC/Pinnacle
Foods Finance Corp., 10.625% Sr. Sub.
Nts., 4/1/17 7                                   $    3,275,000 $     2,832,875
--------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                    925,000         927,313
8% Sr. Nts., Series B, 10/15/09                         900,000         913,500
                                                                  --------------
                                                                      7,205,158

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Church & Dwight Co., Inc., 6% Sr.
Unsec. Sub. Nts., 12/15/12                              900,000         884,250
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec.
Sub. Nts., 1/15/14                                    1,150,000       1,132,750
--------------------------------------------------------------------------------
TOBACCO--0.5%
Reynolds American, Inc., 7.25% Sr. Sec.
Nts., 6/1/13                                          2,265,000       2,407,093
--------------------------------------------------------------------------------
ENERGY--10.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Helix Energy Solutions Group, Inc.,
9.50% Sr. Unsec. Nts., 1/15/16 6                      1,605,000       1,633,088
--------------------------------------------------------------------------------
Key Energy Services, Inc., 8.375%
Sr. Nts., 12/1/14 7                                   2,095,000       2,152,613
--------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts.,
4/15/13                                                 545,000         525,925
                                                                  --------------
                                                                      4,311,626

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--9.5%
Atlas Pipeline Partners LP, 8.125% Sr.
Unsec. Nts., 12/15/15                                   450,000         447,750
--------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub.
Nts., 11/1/16                                           260,000         267,150
--------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                       1,100,000       1,069,750
6.875% Sr. Unsec. Nts., 1/15/16                       3,500,000       3,482,500
--------------------------------------------------------------------------------
Compton Petroleum Finance Corp.,
7.625% Sr. Nts., 12/1/13                                825,000         771,375
--------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr.
Unsec. Nts., 3/1/16                                     425,000         430,313
--------------------------------------------------------------------------------
Enterprise Products Operating LP,
8.375% Jr. Sub. Nts., 8/1/66 1                        4,645,000       4,762,969
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14              1,000,000       1,020,000
--------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec.
Nts., 10/1/11                                           450,000         450,000
--------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp.,
8.25% Sr. Unsec. Nts., 3/1/16                         1,165,000       1,211,600
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP,
7.30% Sr. Unsec. Nts., 8/15/33                        4,612,000       4,921,608
--------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts.,
11/15/10                                                460,000         451,950
--------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr.
Unsec. Sub. Nts., 9/1/14                              1,600,000       1,592,000

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
Pacific Energy Partners LP/Pacific
Energy Finance Corp., 6.25% Sr. Unsec.
Nts., 9/15/15                                      $    195,000   $     195,636
--------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr.
Unsec. Nts., Series B, 3/15/13                        4,710,000       4,757,100
--------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50%
Sr. Nts., 2/1/13                                      1,000,000       1,049,698
--------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr.
Sub. Nts., 4/1/16                                     1,515,000       1,496,063
--------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                           745,000         730,100
7.375% Sr. Sub. Nts., 7/15/13                           400,000         408,000
7.50% Sr. Sub. Nts., 5/15/16                          1,760,000       1,804,000
--------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                         1,300,000       1,248,000
7.50% Sr. Sec. Nts., 11/30/16                         2,600,000       2,496,000
--------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                    860,000         801,950
8.25% Sr. Unsec. Sub. Nts., 12/15/11                  1,300,000       1,306,500
--------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts.,
11/1/13 7                                               950,000         921,500
--------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                          515,000         517,575
6.625% Sr. Unsec. Nts., 11/1/15                         515,000         512,425
--------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                             800,000         792,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                      350,000         346,500
--------------------------------------------------------------------------------
Williams Cos., Inc., 8.125% Sr. Unsec.
Nts., 3/15/12                                         3,145,000       3,439,844
--------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc.,
6.50% Nts., 12/1/08                                     300,000         302,250
                                                                  --------------
                                                                     44,004,106

--------------------------------------------------------------------------------
FINANCIALS--9.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
Berry Plastics Holding Corp., 8.875%
Sr. Sec. Nts., 9/15/14                                2,425,000       2,315,875
--------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                         691,000         535,525
8% Sr. Nts., 6/15/11                                    825,000         719,813
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                            6,225,000       5,638,835
                                                                  --------------
                                                                      9,210,048

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.3%
Barclays Bank plc, 6.278% Perpetual
Bonds 11                                              7,820,000       6,818,102
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A7,11                                   8,500,000       6,935,847
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 1                               6,900,000       6,394,237
                                                                  --------------
                                                                     20,148,186

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Ace Cash Express, Inc., 10.25% Sr. Nts.,
10/1/14 6                                          $    785,000   $     761,450
--------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10              3,335,000       3,060,653
                                                                  --------------
                                                                      3,822,103

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
AAC Group Holding Corp., 0%/10.25%
Sr. Unsec. Disc. Nts., 10/1/12 8                        200,000         173,000
--------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds,
12/21/57 1                                              265,000         277,496
--------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 7              2,535,000       2,059,688
--------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                          270,000         272,700
9.661% Sr. Unsec. Nts., 5/1/10 1                        270,000         271,350
                                                                  --------------
                                                                      3,054,234

--------------------------------------------------------------------------------
INSURANCE--0.3%
MetLife, Inc., 6.40% Jr. Unsec. Sub.
Bonds, 12/15/66 1                                     1,210,000       1,112,417
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 7                             110,000         132,069
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 7                                    160,000         189,142
                                                                  --------------
                                                                      1,433,628

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.9%
Felcor Lodging LP, 8.50% Sr. Nts.,
6/1/11 1                                                837,000         876,758
--------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr.
Unsub. Nts., 11/1/14                                    260,000         260,000
--------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                    2,025,000       1,984,500
6.75% Sr. Nts., Series Q, 6/1/16                        500,000         495,000
--------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital
Corp., 6.75% Sr. Nts., 4/1/17                           550,000         547,250
                                                                  --------------
                                                                      4,163,508

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Countrywide Financial Corp., 5.128%
Unsec. Unsub. Nts, 5/5/08 1                             460,000         420,227
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25%
Nts., Series L, 5/21/08                               2,650,000       2,394,924
                                                                  --------------
                                                                      2,815,151

--------------------------------------------------------------------------------
HEALTH CARE--5.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc.,
7.75% Sr. Sub. Nts., 4/1/14                             455,000         383,338
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Bausch & Lomb, Inc., 9.875% Sr.
Unsec. Nts., 11/1/15 7                                1,150,000       1,170,125

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.3%
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                    $  1,150,000   $   1,150,000
7.25% Sr. Unsec. Sub. Nts., 3/15/15                   3,140,000       3,163,550
--------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust
II, 7.875% Nts., 2/1/08                               1,600,000       1,604,000
--------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust
IV, 7.875% Trust Preferred Securities,
6/15/11                                                 470,000         488,800
--------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                       5,190,000       4,411,500
--------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec.
Nts., 6/15/16                                         2,185,000       2,294,250
--------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                           185,000         174,825
6.875% Sr. Sub. Nts., 12/15/15                          285,000         266,475
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr.
Unsec. Sub. Nts., 7/15/15                               485,000         486,213
--------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr.
Unsec. Sub. Nts., 2/1/15                              2,650,000       2,279,000
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                             650,000         644,313
10.75% Sr. Unsec. Sub. Nts., 8/15/14                    650,000         645,125
--------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC,
0%/11.25% Sr. Disc. Nts., 10/1/15 8                   3,375,000       2,514,375
                                                                  --------------
                                                                     20,122,426

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
ReAble Therapeutics Finance LLC,
10.875% Sr. Unsec. Nts., 11/15/14 7                   1,970,000       1,940,450
--------------------------------------------------------------------------------
Valeant Pharmaceuticals International,
Inc., 7% Sr. Nts., 12/15/11                             800,000         773,000
                                                                  --------------
                                                                      2,713,450

--------------------------------------------------------------------------------
INDUSTRIALS--7.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc., 6.75% Sr.
Sub. Nts., 4/1/16                                       910,000         914,550
--------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 7               455,000         477,750
--------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                 735,000         729,488
6.875% Sr. Unsec. Sub. Nts., 11/1/13                    300,000         300,000
7.625% Sr. Sub. Nts., 2/1/18                            320,000         325,600
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                           684,000         663,480
6.125% Sr. Unsec. Sub. Nts., 1/15/14                  1,100,000       1,083,500
6.375% Sr. Unsec. Sub. Nts., Series B,
10/15/15                                              1,280,000       1,267,200
7.625% Sr. Sub. Nts., 6/15/12                           500,000         514,375
                                                                  --------------
                                                                      6,275,943

--------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr.
Unsec. Nts., 2/1/09 6,9,12                            1,575,000              --

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.7%
Dayton Superior Corp., 13% Sr. Unsec.
Sub. Nts., 6/15/09 6                               $    100,000   $      93,500
--------------------------------------------------------------------------------
Goodman Global Holding Co., Inc.,
7.875% Sr. Unsec. Sub. Nts.,
12/15/12                                              2,370,000       2,452,950
--------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub.
Nts., 9/1/14                                          1,035,000         833,175
                                                                  --------------
                                                                      3,379,625

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Allied Waste North America, Inc.,
7.375% Sr. Sec. Nts., Series B, 4/15/14               2,850,000       2,857,125
--------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr.
Sub. Nts., Series B, 11/15/05 6,9,12                    200,000              --
--------------------------------------------------------------------------------
Aramark Services, Inc., 8.50% Sr. Unsec.
Nts., 2/1/15                                            730,000         742,775
--------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts.,
12/1/13                                               1,100,000         985,875
--------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                     890,000         881,100
7.50% Sr. Nts., 5/1/11                                  500,000         508,750
--------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec.
Nts., 10/1/16                                           640,000         668,800
                                                                  --------------
                                                                      6,644,425

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/13                    250,000         235,000
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec.
Nts., 7/15/12                                           650,000         659,750
--------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts.,
2/15/12                                                 184,000         190,670
                                                                  --------------
                                                                        850,420

--------------------------------------------------------------------------------
MACHINERY--1.6%
Case New Holland, Inc., 7.125% Sr.
Unsec. Nts., 3/1/14                                   3,405,000       3,413,513
--------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts.,
1/15/12 7                                               600,000         522,000
--------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec.
Nts., 5/15/15                                           740,000         710,400
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr.
Nts., 11/1/13                                           150,000         149,250
--------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub.
Nts., 6/15/12                                         1,774,000       1,738,520
--------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts.,
3/15/14                                               1,000,000         987,500
                                                                  --------------
                                                                      7,521,183

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
ROAD & RAIL--1.0%
Avis Budget Car Rental LLC:
7.369% Sr. Unsec. Unsub. Nts., 5/15/14 1           $    180,000   $     166,500
7.625% Sr. Unsec. Unsub. Nts., 5/15/14                  800,000         768,000
7.75% Sr. Unsec. Unsub. Nts., 5/15/16                   455,000         429,975
--------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                           90,000          91,688
10.50% Sr. Unsec. Sub. Nts., 1/1/16                   1,570,000       1,632,800
--------------------------------------------------------------------------------
Kansas City Southern Railway Co.
(The), 7.50% Sr. Nts., 6/15/09                          500,000         503,125
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16 6                           150,000         144,938
7.50% Sr. Unsec. Nts., 11/1/13                          928,000         919,880
                                                                  --------------
                                                                      4,656,906

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16 7               440,000         391,600
--------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375%
Sr. Unsec. Nts., 7/15/16                                480,000         446,400
--------------------------------------------------------------------------------
Interline Brands, Inc., 8.125%
Sr. Sub. Nts., 6/15/14                                  575,000         572,125
--------------------------------------------------------------------------------
United Rentals North America, Inc.,
6.50% Sr. Unsec. Nts., 2/15/12                           20,000          18,250
--------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts.,
2/15/14                                               5,000,000       4,212,500
                                                                  --------------
                                                                      5,640,875

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
NXP BV/NXP Funding LLC, 9.50%
Sr. Unsec. Unsub. Nts., 10/15/15                      2,545,000       2,338,219
--------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50%
Sr. Unsub. Disc. Nts., 1/15/07 6,9                    1,150,000              12
                                                                  --------------
                                                                      2,338,231

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
RBS Global & Rexnord Corp., 11.75%
Sr. Unsec. Sub. Nts., 8/1/16                            950,000         933,375
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75%
Sr. Nts., 12/15/09 6,9,12[EUR]                          846,550              --
--------------------------------------------------------------------------------
NorthPoint Communications Group,
Inc., 12.875% Nts., 2/15/10 6,9,12                      240,208              --
--------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 6,9,12[EUR]                                   1,000,000              --
                                                                  --------------
                                                                             --

--------------------------------------------------------------------------------
IT SERVICES--1.8%
DI Finance/DynCorp International
LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13 6                                   1,186,000       1,240,853
--------------------------------------------------------------------------------
Fiserv, Inc., 6.125% Sr. Unsec. Unsub.
Nts., 11/20/12                                        3,980,000       4,049,121

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------
IT SERVICES Continued
iPayment Holdings, Inc., 9.75% Sr.
Unsec. Sub. Nts., 5/15/14 6                        $    750,000   $     705,000
--------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr.
Unsec. Sub. Nts., 4/1/13                              2,195,000       2,233,413
                                                                  --------------
                                                                      8,228,387

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Freescale Semiconductor, Inc.,
10.125% Sr. Unsec. Sub. Nts., 12/15/16 7              2,740,000       2,274,200
--------------------------------------------------------------------------------
MATERIALS--6.2%
--------------------------------------------------------------------------------
CHEMICALS--1.2%
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 6                       420,000         443,100
7.875% Sr. Unsec. Sub. Nts., 11/15/14                   260,000         276,900
--------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1,6                     332,000         363,540
11.625% Sr. Unsec. Nts., 10/15/10 6                      37,000          39,313
--------------------------------------------------------------------------------
Momentive Performance Materials,
Inc., 9.75% Sr. Unsec. Nts., 12/1/14 7                3,745,000       3,464,125
--------------------------------------------------------------------------------
Mosaic Global Holdings, Inc., 7.375%
Sr. Nts., 12/1/14 6                                   1,100,000       1,182,500
                                                                  --------------
                                                                      5,769,478

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr.
Unsec. Nts., 3/1/14 8                                 2,650,000       1,563,500
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.8%
Ball Corp., 6.625% Sr. Nts., 3/15/18                  1,595,000       1,587,025
--------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts.,
11/15/15                                              1,830,000       1,894,050
--------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875%
Sr. Unsec. Sub. Nts., 10/15/14                        1,995,000       1,845,375
--------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                               1,770,000       1,761,150
9.50% Sr. Sub. Nts., 8/15/13                            945,000         937,913
--------------------------------------------------------------------------------
Owens-Brockway Glass Container,
Inc., 8.875% Sr. Sec. Nts., 2/15/09                     264,000         265,320
                                                                  --------------
                                                                      8,290,833

--------------------------------------------------------------------------------
METALS & MINING--2.3%
Freeport-McMoRan Copper & Gold,
Inc., 8.375% Sr. Nts., 4/1/17                         5,460,000       5,869,500
--------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts.,
4/1/14                                                1,600,000       1,734,050
--------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec.
Nts., 10/15/13                                          800,000         846,000
--------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts.,
2/15/15 1                                             2,450,000       2,315,250
                                                                  --------------
                                                                     10,764,800

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
NewPage Corp., 10% Sr. Sec. Nts.,
5/1/12                                             $  2,200,000   $   2,222,000
--------------------------------------------------------------------------------
Verso Paper Holdings LLC, 8.661% Sr.
Sec. Nts., Series B, 8/1/14 1                           350,000         343,000
                                                                  --------------
                                                                      2,565,000

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.8%
Citizens Communications Co., 6.25%
Sr. Nts., 1/15/13                                     6,810,000       6,631,238
--------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.,
8.25% Sr. Nts., 1/15/13                                 430,000         434,300
--------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                 395,000         393,025
--------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts.,
8/15/14                                                 815,000         823,150
--------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub.
Nts., 3/15/12                                         5,755,000       6,186,625
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/08 6,9,12         400,000              --
--------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                       1,040,000       1,024,400
11% Sr. Unsec. Sub. Nts., 10/15/16                      935,000         932,663
--------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                 3,475,000       3,614,000
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                 2,255,000       2,379,025
--------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 6,9,12                       1,000,000              --
                                                                  --------------
                                                                     22,418,426

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                        865,000         893,113
7.50% Sr. Nts., 5/1/12                                3,880,000       4,015,800
--------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec.
Disc. Nts., 10/1/07 6,9,12                            1,834,000              --
--------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%
Sr. Nts., Series D, 8/1/15                           14,715,000      14,499,852
--------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr. Nts.,
2/1/10 6                                                600,000         625,500
                                                                  --------------
                                                                     20,034,265

--------------------------------------------------------------------------------
UTILITIES--3.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
Edison Mission Energy:
7% Sr. Unsec. Nts., 5/15/17                           2,991,000       2,953,613
7.50% Sr. Unsec. Nts., 6/15/13                          445,000         458,350
7.75% Sr. Unsec. Nts., 6/15/16                          525,000         543,375
--------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec.
Nts., 12/15/14                                          635,000         639,763
--------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr.
Unsec. Nts., 8/15/17                                  1,081,000       1,098,935
                                                                  --------------
                                                                      5,694,036

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
ENERGY TRADERS--1.7%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14               $    200,000   $     202,500
8.75% Sr. Sec. Nts., 5/15/13 7                          979,000       1,026,726
--------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec.
Bonds, Series A, 11/30/19                               351,161         377,499
--------------------------------------------------------------------------------
Mirant Americas Generation LLC,
9.125% Sr. Unsec. Nts., 5/1/31                          370,000         347,800
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec.
Pass-Through Certificates, Series A,
6/30/12                                                 884,223         928,434
--------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                              1,470,000       1,436,925
7.375% Sr. Nts., 2/1/16                               3,365,000       3,289,288
                                                                  --------------
                                                                      7,609,172

--------------------------------------------------------------------------------
MULTI-UTILITIES--0.2%
CMS Energy Corp., 7.75% Sr. Nts., 8/1/10                400,000         421,765
--------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec.
Nts., 11/1/14                                           580,000         572,459
                                                                  --------------
                                                                        994,224
                                                                  --------------

Total Corporate Bonds and Notes
(Cost $412,399,396)                                                 393,834,605

                                                         SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--1.4%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 6,10,12                           13,764              --
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum.
Exchangeable, Series B, Non-Vtg. 6,12                     8,000              --
--------------------------------------------------------------------------------
Federal National Mortgage Assn., 8.25%
Non-Cum. Sub., Series S, Non Vtg. 12                    186,160       4,793,620
--------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 6,10,12                              342              --
--------------------------------------------------------------------------------
ION Media Networks, Inc.:
12% Cum., Series B, Non-Vtg. 12                              36         220,704
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 6,10,12                                              1           6,236
9.75% Cv., Series AI 6,10,12                                  1             786
--------------------------------------------------------------------------------
Sovereign Real Estate Investment
Trust, 12% Non-Cum., Series A 7                          10,000       1,307,500
                                                                  --------------
Total Preferred Stocks (Cost $6,864,854)                              6,328,846

--------------------------------------------------------------------------------
COMMON STOCKS--3.5%
--------------------------------------------------------------------------------
AT&T, Inc.                                            61,377       2,550,828
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 12                                 187,978       3,432,478
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                         28,851       2,958,093
--------------------------------------------------------------------------------
Global Aero Logistics, Inc. 6,12                          4,647          34,853
--------------------------------------------------------------------------------
Mediacom Communications Corp. 12                        245,509       1,126,886
--------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                    28,476       2,797,482
--------------------------------------------------------------------------------
Revlon, Inc., Cl. A 12                                1,075,804       1,269,449

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
Telus Corp.                                              44,464   $   2,211,999
--------------------------------------------------------------------------------
Telus Corp., Non-Vtg.                                       140           6,763
                                                                  --------------
Total Common Stocks
(Cost $16,970,134)                                                   16,388,831

                                                          UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts.,
Exp. 9/30/08 6,12                                         1,750              --
--------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts.,
Exp. 2/28/11 12                                             570             757
--------------------------------------------------------------------------------
Long Distance International, Inc. Wts.,
Exp. 4/13/08 6,12                                           800              --
                                                                  --------------
Total Rights, Warrants and Certificates
(Cost $4,339)                                                               757

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.3%
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High
Yield Targeted Return Index Securities,
Series 2006-1, 7.631%, 5/1/16 6,13
(Cost $1,266,908)                                $    1,260,000   $   1,256,535

                                                         SHARES
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--2.3%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.03% 14,15
(Cost $10,989,620)                                   10,989,620      10,989,620

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $496,592,997)                                       102.3%    477,409,343
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                               (2.3)    (10,860,490)
                                                 -------------------------------
NET ASSETS                                                100.0%  $ 466,548,853
                                                 ===============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

   EUR    Euro

     1.  Represents the current  interest rate for a variable or increasing rate security.

     2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage  loans.  These  securities  typically decline in price as interest rates decline.  Most other fixed income  securities increase in price when  interest  rates  decline.  The  principal  amount of the underlying  pool  represents  the notional  amount on which current  interest is calculated. The price of these securities is typically more sensitive to changes in prepayment  rates than traditional  mortgage-backed  securities (for example,
GNMA  pass-throughs).  Interest rates disclosed  represent  current yields based upon the  current  cost basis and  estimated  timing  and amount of future  cash flows.  These securities  amount to $1,375,963 or 0.29% of the Fund's net assets as of December 31, 2007.

     3.  When-issued  security or delayed  delivery to be delivered  and settled after December 31, 2007. See Note 1 of accompanying Notes.

     4. All or a  portion  of the  security  was  segregated  by the Fund in the amount  of  $3,190,530,  which  represented  100.00%  of  the  market  value  of securities sold short. See Note 1 of accompanying Notes.

     5. All or a portion of the security is held in  collateralized  accounts to cover  initial  margin  requirements  on open futures  contracts.  The aggregate market value of such securities is $1,991,226. See Note 6 of accompanying Notes.

     6.  Illiquid  security.  The aggregate  value of illiquid  securities as of
December  31, 2007 was  $10,962,973,  which  represents  2.35% of the Fund's net assets. See Note 8 of accompanying Notes.

     7.  Represents  securities  sold  under Rule  144A,  which are exempt  from registration under the Securities Act of 1933, as amended. These securities have been  determined  to be  liquid  under  guidelines  established  by the Board of
Trustees.  These  securities  amount to  $39,566,948  or 8.48% of the Fund's net assets as of December 31, 2007.

     8.  Denotes a step bond:  a zero  coupon  bond that  converts to a fixed or variable interest rate at a designated future date.

     9. Issue is in default. See Note 1 of accompanying Notes.

     10. Interest or dividend is paid-in-kind, when applicable.

     11. This bond has no  contractual  maturity  date,  is not  redeemable  and contractually  pays an indefinite stream of interest.  Rate reported  represents the current interest rate for this variable rate security.

     12. Non-income producing security.

     13.  Represents the current interest rate on a security whose interest rate is linked to the  performance of underlying  foreign  currencies,  interest rate spreads, stock market indices,  prices of individual securities,  commodities or other financial instruments or the occurrence of other specific events. See Note
1 of accompanying Notes.

     14. Is or was an  affiliate,  as defined in the  Investment  Company Act of
1940,  at or during the period ended  December  31, 2007,  by virtue of the Fund owning at least 5% of the voting  securities of the issuer or as a result of the
Fund and the issuer having the same investment adviser.  Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES         GROSS         GROSS              SHARES
                                                      DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E           29,765,155   296,946,546   315,722,081          10,989,620

                                                                                                               DIVIDEND
                                                                                              VALUE              INCOME
------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                      $10,989,620          $3,141,273

     15. Rate shown is the 7-day yield as of December 31, 2007.

                                                                      PRINCIPAL AMOUNT
                                                                            SOLD SHORT          VALUE
------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--(0.7)%
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5%, 1/1/37 3                             $ (1,230,000)  $ (1,200,211)
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6%, 1/1/37 3                               (1,960,000)    (1,990,319)
                                                                                         -------------
Total Mortgage-Backed Obligations Sold Short (Proceeds $3,166,622)                       $ (3,190,530)
                                                                                         =============

------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
------------------------------------------------------------------------------------------------------
                                                                                           UNREALIZED
                                               NUMBER OF   EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION                BUY/SELL   CONTRACTS         DATE          VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------

U.S. Long Bonds                         Sell         210      3/19/08   $ 24,438,750        $ 303,979
U.S. Treasury Nts., 2 yr.                Buy          63      3/31/08     13,245,750           24,446
U.S. Treasury Nts., 2 yr.               Sell         150      3/31/08     31,537,500           (3,190)
U.S. Treasury Nts., 5 yr.               Sell          83      3/31/08      9,153,344          (27,193)
U.S. Treasury Nts., 10 yr.              Sell         346      3/19/08     39,233,156           48,582
                                                                                            ----------
                                                                                            $ 346,624
                                                                                            ==========

------------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                         NOTIONAL        PAY/                  PREMIUM
                                                        BUY/SELL CREDIT    AMOUNT     RECEIVE  TERMINATION       PAID/
SWAP COUNTERPARTY  REFERENCE ENTITY                          PROTECTION    (000S)  FIXED RATE         DATE  (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

Barclays Bank plc:
                   Beazer Homes USA, Inc.                          Sell  $    890      4.7000%     9/20/08  $       --  $   (54,438)
                   Citigroup, Inc.                                 Sell     4,870      3.2500      9/20/08          --      (63,863)
                   Dillard's, Inc.                                 Sell       745      1.9000     12/20/08          --       (4,922)
                   iStar Financial, Inc.                           Sell       345      4.4000     12/20/12          --        5,973
                   Merrill Lynch & Co., Inc.                   Sell     1,455      0.6800      9/20/08          --      (12,384)
                   Residential Capital LLC                         Sell     1,801      1.2200      3/20/08          --     (158,739)
                   Residential Capital LLC                         Sell       901      1.2000      3/20/08          --      (79,456)
                   Residential Capital LLC                         Sell     1,328      1.7500      3/20/08          --     (115,409)
                   Six Flags, Inc.                                 Sell       375      8.2500     12/20/08          --       (5,285)
                   Six Flags, Inc.                                 Sell       590      7.0000      9/20/08          --        5,203
                   Smithfield Foods, Inc.                          Sell       910      1.5000      3/20/12          --      (43,933)
                   The Mosaic Co.                                  Sell       450      1.5000      9/20/12          --       13,654
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                   Allied Waste North America, Inc.                Sell       980      1.8800      3/20/12          --      (43,042)
                   Amkor Technology, Inc.                          Sell       260      2.0500      9/20/08          --          781
                   Cablevision Systems Corp.                       Sell       160      3.1000     12/20/10          --       (4,086)
                   Capmark Financial Group, Inc.                   Sell     3,300      7.1250     12/20/12          --       24,049
                   El Paso Corp.                                   Sell       928      0.7200      6/20/11          --      (22,627)
                   El Paso Corp.                                   Sell       830      0.7800      6/20/11          --      (18,642)
                   El Paso Corp.                                   Sell       795      0.8200      6/20/11          --      (16,838)
                   Ford Motor Credit Co.                           Sell     1,700      2.3200      3/20/12          --     (226,076)
                   Georgia-Pacific LLC                             Sell       565      3.4500     12/20/12          --       (2,053)
                   Georgia-Pacific LLC                             Sell       770      3.6000     12/20/12          --        1,945
                   Intelsat Ltd.                                   Sell       550      4.3000     12/20/08          --        2,470
                   Nalco Co.                                       Sell       435      3.6000      9/20/12          --       (5,243)
                   Nortel Networks Corp.                           Sell     1,735      1.8900      9/20/08          --        3,131
                   Reliant Energy, Inc.                            Sell       465      2.4500      9/20/11          --      (13,680)
                   Reliant Energy, Inc.                            Sell     1,070      2.6000      9/20/11          --      (26,267)
                   Reliant Energy, Inc.                            Sell     1,035      3.9000      9/20/11          --       18,291
                   Tribune Co.                                     Sell     1,300      7.6000      9/20/08          --      (28,586)
                   Tribune Co.                                     Sell     1,160      7.5000      9/20/08          --      (26,343)
                   Univision Communications, Inc.                  Sell       442      1.1000      6/20/08          --       (4,800)

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                         NOTIONAL        PAY/                  PREMIUM
                                                        BUY/SELL CREDIT    AMOUNT     RECEIVE  TERMINATION       PAID/
SWAP COUNTERPARTY  REFERENCE ENTITY                          PROTECTION    (000S)  FIXED RATE         DATE  (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse International:
                   ArvinMeritor, Inc.                              Sell   $   900      1.4000%     9/20/08  $       --  $   (12,146)
                   ArvinMeritor, Inc.                              Sell       870      1.6000      9/20/08          --      (10,462)
                   Capmark Financial Group, Inc.                   Sell     1,060      3.5000      6/20/12          --     (126,068)
                   Capmark Financial Group, Inc.                   Sell     1,120      5.2000     12/20/12          --      (74,544)
                   Capmark Financial Group, Inc.                   Sell       550      6.2500     12/20/12          --      (16,681)
                   CDX.NA.HY.9 Index                               Sell     1,000      3.7500     12/20/12     (35,000)     (42,807)
                   CenturyTel, Inc.                                 Buy     1,125      0.3775      9/20/12          --        8,485
                   Charter Communications Holdings LLC              Buy       175      7.0000      9/20/10          --       52,038
                   Charter Communications Holdings LLC             Sell       175      5.0000      9/20/17     (35,000)     (83,588)
                   Charter Communications Holdings LLC              Buy       635      5.0000      9/20/10      40,481      212,620
                   Charter Communications Holdings LLC             Sell       635      5.0000      9/20/17    (127,000)    (303,306)
                   Dean Foods Co.                                  Sell       455      1.0200      6/20/11          --      (32,375)
                   Dean Foods Co.                                  Sell       465      1.0000      6/20/11          --      (33,371)
                   El Paso Corp.                                   Sell       460      0.7400      6/20/11          --      (12,639)
                   El Paso Corp.                                   Sell       465      0.7700      6/20/11          --      (12,331)
                   Embarq Corp.                                     Buy     1,125      0.5700      9/20/12          --       16,766
                   Embarq Corp.                                     Buy     2,060      0.7300      9/20/12          --       16,654
                   Ford Motor Credit Co.                           Sell     4,100      2.3850      3/20/12          --     (533,208)
                   Ford Motor Credit Co.                           Sell       875      2.5500      3/20/12          --     (109,714)
                   GMAC LLC                                        Sell     1,810      1.3900      3/20/17          --     (396,409)
                   Intelsat Ltd.                                   Sell       555      4.4000      3/20/09          --         (111)
                   Nalco Co.                                       Sell       860      3.4000      9/20/12          --      (17,688)
                   Nalco Co.                                       Sell       425      3.6000      9/20/12          --       (5,431)
                   Residential Capital LLC                         Sell       885      1.3000      3/20/08          --      (54,522)
                   Smithfield Foods, Inc.                          Sell       900      1.4900      3/20/12          --      (44,124)
                   Tenet Healthcare Corp.                          Sell     1,940      4.0500     12/20/08          --       18,673
                   The Goodyear Tire & Rubber Co.              Sell       580      1.5500      9/20/08          --        1,266
                   Toys "R" Us, Inc.                               Sell       500      2.8000      9/20/08          --      (13,276)
                   Tribune Co.                                     Sell       545      6.3500     12/20/08          --      (28,632)
                   TXU Corp.                                       Sell       125      5.9100     12/20/12          --        3,617
                   TXU Corp.                                       Sell       115      6.0500     12/20/12          --        3,953
                   TXU Corp.                                       Sell       125      6.0000     12/20/12          --        3,617
                   TXU Corp.                                       Sell       925      1.5300      6/20/11          --      (79,143)
                   TXU Corp.                                       Sell       410      1.6100      6/20/11          --      (34,094)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                   ABX.HE.AA.06-2 Index                            Sell     1,080      0.1700      5/25/46    (129,590)    (411,645)
                   Capital One Bank                                 Buy       220      1.8000     12/20/12          --        2,821
                   Capital One Bank                                 Buy       420      1.7000     12/20/12          --        7,419
                   CenturyTel, Inc.                                 Buy     1,685      0.4250      9/20/12          --        6,023
                   CenturyTel, Inc.                                 Buy     2,060      0.5300      9/20/12          --       (1,958)
                   Countrywide Home Loans, Inc.                    Sell     1,010      8.5000     12/20/08          --     (117,850)
                   Countrywide Home Loans, Inc.                    Sell     2,210      9.0000     12/20/08          --     (250,764)
                   Countrywide Home Loans, Inc.                    Sell     2,215      9.7500     12/20/08          --     (236,125)
                   Countrywide Home Loans, Inc.                    Sell       370      3.2500      9/20/08          --      (47,963)
                   Countrywide Home Loans, Inc.                    Sell     4,845      2.5500      9/20/08          --     (649,892)
                   CVRD Inco Ltd.                                   Buy       840      0.6300      3/20/17          --       (4,550)
                   Embarq Corp.                                     Buy     1,685      0.6100      9/20/12          --       21,307
                   Ford Motor Co.                                  Sell     2,335      6.0000     12/20/16          --     (196,270)
                   Ford Motor Co.                                  Sell     3,440      5.8500     12/20/16          --     (312,085)
                   Ford Motor Co.                                  Sell     2,750      5.8000     12/20/16          --     (255,597)
                   Ford Motor Credit Co.                           Sell     2,805      2.3900      3/20/12          --     (347,032)
                   Ford Motor Credit Co.                           Sell     1,360      2.3400      3/20/12          --     (170,434)
                   General Motors Corp.                            Sell     1,865      4.7500     12/20/16          --     (215,696)
                   General Motors Corp.                            Sell     2,200      4.6800     12/20/16          --     (261,493)
                   GMAC LLC                                        Sell     1,820      1.3700      3/20/17          --     (388,627)
                   Intelsat Ltd.                                   Sell       220      4.4000      3/20/09          --         (218)
                   iStar Financial, Inc.                           Sell     3,955      2.9250     12/20/08          --      (75,439)
                   iStar Financial, Inc.                           Sell     2,305      3.0000     12/20/08          --      (42,307)
                   iStar Financial, Inc.                           Sell     2,355      5.8500     12/20/08          --       21,200
                   iStar Financial, Inc.                           Sell       805      4.3200     12/20/12          --        9,041

                                                                         NOTIONAL        PAY/                  PREMIUM
                                                        BUY/SELL CREDIT    AMOUNT     RECEIVE  TERMINATION       PAID/
SWAP COUNTERPARTY  REFERENCE ENTITY                          PROTECTION    (000S)  FIXED RATE         DATE  (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

Deutsche Bank AG: Continued
                   iStar Financial, Inc.                           Sell   $ 1,020      4.5000%    12/20/12  $       --  $    21,423
                   Lehman Brothers Holdings, Inc.                  Sell       735      1.4100      9/20/08          --          131
                   MBIA, Inc.                                      Sell     1,090      4.9000     12/20/12          --      (49,686)
                   MBIA, Inc.                                      Sell       730      1.5200      9/20/08          --      (39,520)
                   Merrill Lynch & Co., Inc.                   Sell       195      1.8500      6/20/08          --          629
                   MGM Mirage                                      Sell       890      1.1500     12/20/09          --       (8,753)
                   SLM Corp.                                       Sell       580      2.0100      9/20/09          --       (9,334)
                   TXU Corp.                                       Sell     1,105      2.5500      9/20/08          --       (1,819)
                   Vale Overseas Ltd.                              Sell       840      1.0500      3/20/17          --       (9,984)
                   Washington Mutual, Inc.                         Sell       665      4.5000     12/20/08          --       (3,548)
                   Washington Mutual, Inc.                         Sell       435      4.5000     12/20/08          --       (2,321)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:
                   ABX.HE.AA.06-2 Index                            Sell     1,810      0.1700      5/25/46    (714,907)    (687,757)
                   ABX.HE.AA.06-2 Index                            Sell       380      0.1700      5/25/46     (31,309)    (144,391)
                   General Motors Corp.                            Sell     1,865      4.9500     12/20/16          --     (215,460)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International:
                   Amkor Technology, Inc.                          Sell       295      2.6500      9/20/08          --        2,550
                   ArvinMeritor, Inc.                              Sell       890      1.6000      9/20/08          --      (12,288)
                   ArvinMeritor, Inc.                              Sell       585      2.2500      9/20/08          --       (5,293)
                   Beazer Homes USA, Inc.                          Sell       920      2.5000      6/20/08          --      (49,561)
                   Beazer Homes USA, Inc.                          Sell       810      2.6500      9/20/08          --      (67,134)
                   Beazer Homes USA, Inc.                          Sell       890      4.8000      9/20/08          --      (61,169)
                   First Data Corp.                                Sell       175      3.0000      9/20/08          --        1,074
                   First Data Corp.                                Sell       585      1.3500      9/20/08          --       (3,565)
                   Ford Motor Co.                                  Sell       500      6.4000     12/20/17          --      (33,671)
                   General Mills, Inc.                             Sell       495      0.3800     12/20/12          --         (136)
                   General Motors Corp.                            Sell       500      5.9500     12/20/17          --      (35,963)
                   GMAC LLC                                        Sell       910      1.3900      3/20/17          --     (201,308)
                   GMAC LLC                                        Sell     1,095      1.3900      3/20/17          --     (242,233)
                   GMAC LLC                                        Sell     1,030      1.3700      3/20/17          --     (228,696)
                   GMAC LLC                                        Sell     2,290      1.3900      3/20/17          --     (506,588)
                   iStar Financial, Inc.                           Sell     2,310      3.9500     12/20/12          --        1,626
                   K. Hovnanian Enterprises, Inc.                  Sell     1,097      2.0000      6/20/08          --      (78,237)
                   K. Hovnanian Enterprises, Inc.                  Sell     1,775      2.0000      6/20/08          --     (126,592)
                   K. Hovnanian Enterprises, Inc.                  Sell     1,775      1.8000      6/20/08          --     (128,192)
                   Lehman Brothers Holdings, Inc.                  Sell       730      0.8000      9/20/10          --       (9,436)
                   Lennar Corp.                                    Sell       870      2.9000     12/20/08          --      (37,620)
                   Merrill Lynch & Co., Inc.                   Sell       435      1.8500      6/20/08          --        1,473
                   Nalco Co.                                       Sell       465      3.7000      9/20/12          --       (6,273)
                   Residential Capital LLC                         Sell       900      1.1800      3/20/08          --      (67,523)
                   Residential Capital LLC                         Sell       879      1.3600      3/20/08          --      (65,576)
                   Sara Lee Corp.                                   Buy       480      0.4190      9/20/12          --       (1,666)
                   Six Flags, Inc.                                 Sell       350     10.8500     12/20/08          --        2,387
                   Smurfit-Stone Container
                   Enterprises, Inc.                               Sell       580      1.4500      9/20/08          --          126
                   Standard Pacific Corp.                          Sell     3,410      2.2000      6/20/08          --     (305,070)
                   Standard Pacific Corp.                          Sell       585      6.6500      9/20/08          --      (59,766)
                   The Mosaic Co.                                  Sell       250      2.0000      9/20/12          --        8,413
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA, NY Branch:
                   Citigroup, Inc.                                 Sell       880      1.3000      9/20/08          --      (29,230)
                   Countrywide Home Loans, Inc.                    Sell     1,820      1.8000      9/20/08          --     (246,880)
                   Dean Foods Co.                                  Sell       930      1.0300      6/20/11          --      (53,255)
                   Dean Foods Co.                                  Sell       930      1.0600      6/20/11          --      (52,395)
                   Dean Foods Co.                                  Sell       460      1.0500      6/20/11          --      (26,058)
                   Dean Foods Co.                                  Sell     1,200      1.0800      6/20/11          --      (66,866)
                   Dole Food Co., Inc.                             Sell       225      2.3800      9/20/08          --       (3,255)
                   Ford Motor Co.                                  Sell     2,335      6.0000     12/20/16          --     (200,530)
                   General Motors Corp.                            Sell     2,760      4.7500     12/20/16          --     (323,953)
                   Lehman Brothers Holdings, Inc.                  Sell     5,770      1.5500      9/20/08          --        1,517
                   Merrill Lynch & Co., Inc.                   Sell     5,770      0.8000      9/20/08          --      (33,170)
                   Morgan Stanley                                  Sell       860      0.7500      9/20/08          --       (2,644)

STATEMENT OF INVESTMENTS  Continued
------------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                         NOTIONAL        PAY/                  PREMIUM
                                                        BUY/SELL CREDIT    AMOUNT     RECEIVE  TERMINATION       PAID/
SWAP COUNTERPARTY  REFERENCE ENTITY                          PROTECTION    (000S)  FIXED RATE         DATE  (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase Bank NA, NY Branch: Continued
                   Morgan Stanley                                  Sell   $ 6,070      0.7500%     9/20/08  $       --  $   (18,661)
                   Rite Aid Corp.                                  Sell       555      1.4000      9/20/08          --      (15,990)
                   The Bear Stearns Cos., Inc.                     Sell     1,470      2.7000      9/20/08          --        4,687
                   The Mosaic Co.                                  Sell       455      1.5000      9/20/12          --       14,754
                   The Mosaic Co.                                  Sell       895      1.5000      9/20/12          --       29,022
                   Toys "R" Us, Inc.                               Sell       450      1.9200      9/20/08          --       (7,708)
                   Tribune Co.                                     Sell       890      8.5000      9/20/08          --      (10,806)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
                   ABX.HE.AA.06-2 Index                            Sell       490      0.1700      5/25/46    (120,022)    (185,930)
                   Allied Waste North America, Inc.                Sell       840      1.8800      3/20/12          --      (44,209)
                   Allied Waste North America, Inc.                Sell       330      1.8800      3/20/12          --      (17,368)
                   Amkor Technology, Inc.                          Sell       430      2.5000      9/20/08          --        3,172
                   ArvinMeritor, Inc.                              Sell       890      1.1500      9/20/08          --      (14,259)
                   ArvinMeritor, Inc.                              Sell       810      2.2000      9/20/08          --       (6,773)
                   ArvinMeritor, Inc.                              Sell       445      3.0000      9/20/08          --       (1,124)
                   Beazer Homes USA, Inc.                          Sell     1,650      2.6500      6/20/08          --     (131,421)
                   Beazer Homes USA, Inc.                          Sell       465      2.3300      6/20/08          --      (37,695)
                   Beazer Homes USA, Inc.                          Sell     1,280      5.4000      9/20/08          --      (98,233)
                   Beazer Homes USA, Inc.                          Sell       585      5.0000      9/20/08     (58,500)     (46,361)
                   Cablevision Systems Corp.                       Sell       230      3.4000     12/20/10          --       (3,413)
                   Cablevision Systems Corp.                       Sell       930      3.1300     12/20/10          --      (20,444)
                   Capital One Bank                                 Buy       245      1.8000     12/20/12          --        3,932
                   Centex Corp.                                    Sell       590      1.7500      9/20/09          --      (24,246)
                   Charter Communications Holdings LLC             Sell       430      5.0000      9/20/12     (64,500)    (180,902)
                   Charter Communications Holdings LLC              Buy       430      7.2500      9/20/10          --      117,767
                   Charter Communications Holdings LLC             Sell       435      5.0000      9/20/12     (69,600)    (183,005)
                   Charter Communications Holdings LLC              Buy       435      7.6000      9/20/10          --      116,116
                   Charter Communications Holdings LLC              Buy       330      7.4000      9/20/10          --       89,397
                   Charter Communications Holdings LLC             Sell       330      5.0000      9/20/12     (49,500)    (138,831)
                   Dillard's, Inc.                                 Sell       945      2.2500     12/20/08          --         (238)
                   Dillard's, Inc.                                 Sell     2,735      2.2500     12/20/08          --         (690)
                   Dole Food Co., Inc.                             Sell       570      3.4500      9/20/08          --       (1,800)
                   Dole Food Co., Inc.                             Sell       845      3.2000      9/20/08          --       (4,615)
                   Dole Food Co., Inc.                             Sell       610      5.2500      9/20/08          --        5,820
                   D.R. Horton, Inc.                               Sell     1,140      4.2000     12/20/08          --         (554)
                   El Paso Corp.                                   Sell     1,392      0.7300      6/20/11          --      (31,328)
                   El Paso Corp.                                   Sell       400      0.8000      6/20/11          --       (8,104)
                   First Data Corp.                                Sell       870      2.7500      9/20/08          --          838
                   First Data Corp.                                Sell       870      3.5000      9/20/08          --        5,643
                   First Data Corp.                                Sell       400      3.0000      9/20/08          --        1,122
                   First Data Corp.                                Sell       477      3.0000      9/20/08          --        1,338
                   General Mills, Inc.                             Sell       600      0.4000     12/20/12          --         (263)
                   Georgia-Pacific LLC                             Sell       600      0.8000     12/20/08          --       (3,343)
                   GMAC LLC                                        Sell       975      1.4000      3/20/17          --     (216,861)
                   GMAC LLC                                        Sell       910      1.4000      3/20/17          --     (202,404)
                   Harrah's Operating Co., Inc.                    Sell     1,100      2.3000      9/20/08          --       (8,828)
                   K. Hovnanian Enterprises, Inc.                  Sell     1,385      4.2200      9/20/08          --     (165,116)
                   K. Hovnanian Enterprises, Inc.                  Sell       585      7.5000      9/20/08          --      (57,719)
                   Lennar Corp.                                    Sell     3,535      2.9000     12/20/08          --     (147,532)
                   Levi Strauss & Co.                          Sell       570      1.6000      9/20/08          --       (2,452)
                   MBIA, Inc.                                      Sell     4,855      1.9500      9/20/08          --     (268,082)
                   Morgan Stanley                                  Sell     1,460      0.6400      9/20/08          --       (6,211)
                   Nalco Co.                                       Sell       260      3.4000      9/20/12          --       (6,229)
                   Nortel Networks Corp.                           Sell       865      1.8500      9/20/08          --       (2,127)
                   Pulte Homes, Inc.                               Sell       875      2.8500      9/20/09          --      (22,415)
                   Quebecor World, Inc.                            Sell       590      2.8500      9/20/08          --      (83,933)
                   Reliant Energy, Inc.                            Sell       845      2.1500      9/20/11          --      (37,180)
                   Reliant Energy, Inc.                            Sell       440      2.5000      9/20/11          --      (14,384)
                   Residential Capital LLC                         Sell     3,070      5.0000      6/20/08    (429,800)    (335,992)
                   Residential Capital LLC                         Sell       340      5.0000      6/20/08     (44,200)     (37,211)

                                                                         NOTIONAL        PAY/                  PREMIUM
                                                        BUY/SELL CREDIT    AMOUNT     RECEIVE  TERMINATION       PAID/
SWAP COUNTERPARTY  REFERENCE ENTITY                          PROTECTION    (000S)  FIXED RATE         DATE  (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

Lehman Brothers Special Financing, Inc.: Continued
                   Rite Aid Corp.                                  Sell   $   455      1.3500%     9/20/08  $       --  $   (12,350)
                   Rite Aid Corp.                                  Sell     1,080      1.3500      9/20/08          --      (29,314)
                   Rite Aid Corp.                                  Sell        75      1.4500      9/20/08          --       (1,981)
                   Rite Aid Corp.                                  Sell       570      3.2500      9/20/08          --       (7,614)
                   Saks, Inc.                                      Sell       570      1.7000      9/20/08          --       (2,317)
                   Six Flags, Inc.                                 Sell     1,330      5.2200      9/20/08          --      (46,496)
                   Six Flags, Inc.                                 Sell       650      7.0000      9/20/08          --      (14,557)
                   Six Flags, Inc.                                 Sell       355      5.0000      9/20/08          --      (12,962)
                   Smithfield Foods, Inc.                          Sell     1,190      1.5800      3/20/12          --      (53,572)
                   Standard Pacific Corp.                          Sell     1,200      5.0000      6/20/08    (144,000)    (101,194)
                   Tenet Healthcare Corp.                          Sell       585      4.9000      3/20/09          --       10,536
                   The Bear Stearns Cos., Inc.                     Sell     5,780      1.6000      9/20/08          --      (20,751)
                   The Mosaic Co.                                  Sell       910      1.2000      9/20/12          --       17,841
                   Toys "R" Us, Inc.                               Sell       905      1.8500      9/20/08          --      (15,967)
                   Toys "R" Us, Inc.                               Sell     1,200      1.9500      9/20/08          --      (20,295)
                   Toys "R" Us, Inc.                               Sell       360      4.3000      9/20/08          --           88
                   Toys "R" Us, Inc.                               Sell       585      3.2500      9/20/08          --       (4,341)
                   Tribune Co.                                     Sell       270      6.4000     12/20/08          --      (16,700)
                   Tribune Co.                                     Sell       380      6.0000     12/20/08          --      (24,900)
                   Tribune Co.                                     Sell       430      7.4500      9/20/08          --      (15,782)
                   Tribune Co.                                     Sell       580      7.5500      9/20/08          --      (20,875)
                   Tribune Co.                                     Sell       230      7.5500      9/20/08          --       (8,278)
                   Univision Communications, Inc.                  Sell       450      3.0000     12/20/08          --       (2,775)
                   Univision Communications, Inc.                  Sell       410      3.0000     12/20/08          --       (1,548)
                   Univision Communications, Inc.                  Sell       884      1.1500      6/20/08          --       (9,158)
                   Univision Communications, Inc.                  Sell       442      1.1000      6/20/08          --       (4,688)
                   Washington Mutual, Inc.                         Sell     1,555      4.4000     12/20/08          --      (14,164)
                   Washington Mutual, Inc.                         Sell     2,875      5.1500     12/20/08          --        6,046
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International:
                   Ford Motor Co.                                  Sell     3,825      5.3000     12/20/12          --     (326,446)
                   General Motors Corp.                            Sell     2,550      4.0500     12/20/12          --     (278,468)
                   Georgia-Pacific LLC                             Sell       575      3.2500     12/20/12          --       (6,972)
                   Georgia-Pacific LLC                             Sell       570      3.3500     12/20/12          --       (4,578)
                   Reliant Energy, Inc.                            Sell       420      2.0500      9/20/11          --      (20,449)
                   TXU Corp.                                       Sell       925      1.5300      6/20/11          --      (80,697)
                   TXU Corp.                                       Sell       930      1.5800      6/20/11          --      (79,745)
                   TXU Corp.                                       Sell       925      1.5900      6/20/11          --      (79,040)
                   TXU Corp.                                       Sell     1,150      1.6200      6/20/11          --      (97,237)
                   TXU Corp.                                       Sell     1,310      2.0600      6/20/11          --      (93,562)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
                   ABX.HE.AA.06-2 Index                            Sell       380      0.1700      5/25/46     (30,359)    (144,191)
                   ABX.HE.AA.06-2 Index                            Sell       730      0.1700      5/25/46     (72,997)    (273,820)
                   Capmark Financial Group, Inc.                   Sell       530      7.4000     12/20/12          --       16,250
                   Capmark Financial Group, Inc.                   Sell       550      7.1500     12/20/12          --       11,529
                   Dean Foods Co.                                  Sell       930      0.9500      6/20/11          --      (59,279)
                   Ford Motor Co.                                  Sell     2,335      6.1500     12/20/16          --     (174,909)
                   Ford Motor Co.                                  Sell       150      5.9000     12/20/16          --      (13,290)
                   General Motors Corp.                            Sell     1,865      4.9000     12/20/16          --     (215,491)
                   General Motors Corp.                            Sell       120      4.6200     12/20/16          --      (15,718)
                   Intelsat Ltd.                                   Sell       550      2.7500     12/20/08          --       (7,338)
                   J.C. Penney Co., Inc.                           Sell       385      1.3000     12/20/17          --      (15,209)
                   J.C. Penney Co., Inc.                           Sell       370      1.0700     12/20/17          --      (20,782)
                   Kohl's Corp.                                     Buy       575      0.8700     12/20/17          --        9,621
                   Kohl's Corp.                                     Buy       555      0.6600     12/20/17          --       18,172
                   Lennar Corp.                                    Sell     1,775      2.9000     12/20/08          --      (67,573)
                   Massey Energy Co.                               Sell       690      5.1000      9/20/12          --       25,774
                   Residential Capital LLC                         Sell        75      5.0000      6/20/08     (10,125)      (9,021)
                   Residential Capital LLC                         Sell       105      5.0000      6/20/08     (15,225)     (12,630)
                   Residential Capital LLC                         Sell       190      5.0000      6/20/08     (27,550)     (22,854)
                   Residential Capital LLC                         Sell     2,610      6.1700      9/20/08          --     (426,011)

STATEMENT OF INVESTMENTS  Continued

------------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                     NOTIONAL        PAY/                    PREMIUM
                                                    BUY/SELL CREDIT    AMOUNT     RECEIVE  TERMINATION         PAID/
SWAP COUNTERPARTY   REFERENCE ENTITY                     PROTECTION    (000S)  FIXED RATE         DATE    (RECEIVED)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital Services, Inc.: Continued
                    Residential Capital LLC                    Sell  $    845      6.2500%     9/20/08  $         --  $    (137,522)
                    Residential Capital LLC                    Sell       875      6.2000      9/20/08            --       (142,664)
                    Sara Lee Corp.                              Buy       615      0.4180      9/20/12            --         (2,892)
                    Smithfield Foods, Inc.                     Sell       140      1.5100      3/20/12            --         (5,602)
                    Smithfield Foods, Inc.                     Sell       160      1.7700      3/20/12            --         (4,863)
------------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                    iStar Financial, Inc.                      Sell       550      4.5600     12/20/12            --         24,471
                    Lehman Brothers Holdings, Inc.             Sell     2,310      1.5500      9/20/08            --            (92)
                    Massey Energy Co.                          Sell       375      5.0500      9/20/12            --         11,395
                    Massey Energy Co.                          Sell       430      5.1000      9/20/12            --         13,895
                    The Mosaic Co.                             Sell       425      1.7800      9/20/12            --         18,539
                    The Mosaic Co.                             Sell       595      1.6500      9/20/12            --         22,636
                                                                                                        ----------------------------
                                                                                                        $ (2,168,703) $ (16,615,459)
                                                                                                        ============================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------------------------
                                 NOTIONAL                                                                  TERMINATION
SWAP COUNTERPARTY                  AMOUNT            PAID BY THE FUND               RECEIVED BY THE FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------

                                            If negative, the absolute      If positive, the Total Return
                                                  value of the Lehman        of the Lehman Brothers U.S.
                                                   Brothers U.S. CMBS                CMBS AAA 8.5+ Index
Barclays Bank plc            $  2,260,000              AAA 8.5+ Index              minus 20 basis points        6/1/08   $    37,927
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                                            If negative, the absolute      If positive, the Total Return
                                                  value of the Lehman        of the Lehman Brothers U.S.
                                                   Brothers U.S. CMBS                CMBS AAA 8.5+ Index
                                2,700,000              AAA 8.5+ Index              minus 40 basis points        6/1/08        46,674

                                            If negative, the absolute      If positive, the Total Return
                                                  value of the Lehman        of the Lehman Brothers U.S.
                                                   Brothers U.S. CMBS                CMBS AAA 8.5+ Index
                               22,100,000              AAA 8.5+ Index            minus 42.5 basis points        6/1/08       383,177

                                            If negative, the absolute
                                                  value of the Lehman      If positive, the Total Return
                                                   Brothers U.S. CMBS        of the Lehman Brothers U.S.
                               11,050,000              AAA 8.5+ Index                CMBS AAA 8.5+ Index        6/1/08       195,235

                                            If negative, the absolute   If positive, the Total Return of
                                                  value of the Lehman           the Lehman Brothers U.S.
                                                   Brothers U.S. CMBS           CMBS AAA 8.5+ Index plus
                                8,200,000              AAA 8.5+ Index                  37.5 basis points        2/1/08       147,102

                                            If negative, the absolute   If positive, the Total Return of
                                                  value of the Lehman           the Lehman Brothers U.S.
                                                   Brothers U.S. CMBS           CMBS AAA 8.5+ Index plus
                                2,282,000              AAA 8.5+ Index                    55 basis points        5/1/08        41,237

                                            If negative, the absolute
                                                  value of the Lehman      If positive, the Total Return
                                                   Brothers U.S. CMBS        of the Lehman Brothers U.S.
                               11,050,000              AAA 8.5+ Index                CMBS AAA 8.5+ Index        6/1/08       195,235

                                            If negative, the absolute   If positive, the Total Return of
                                                  value of the Lehman           the Lehman Brothers U.S.
                                                   Brothers U.S. CMBS           CMBS AAA 8.5+ Index plus
                                3,025,000              AAA 8.5+ Index                    45 basis points        5/1/08        54,437

                                 NOTIONAL                                                                  TERMINATION
SWAP COUNTERPARTY                  AMOUNT            PAID BY THE FUND               RECEIVED BY THE FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital
Services, Inc.:
                                            If negative, the absolute      If positive, the Total Return
                                                  value of the Lehman        of the Lehman Brothers U.S.
                                                   Brothers U.S. CMBS                CMBS AAA 8.5+ Index
                             $  1,900,000              AAA 8.5+ Index              minus 40 basis points        6/1/08   $    29,052

                                            If negative, the absolute      If positive, the Total Return
                                                  value of the Lehman        of the Lehman Brothers U.S.
                                                   Brothers U.S. CMBS           CMBS AAA 8.5+ Index plus
                                2,260,000              AAA 8.5+ Index                    90 basis points        6/1/08        36,497

                                            If negative, the absolute
                                                  value of the Lehman      If positive, the Total Return
                                                   Brothers U.S. CMBS        of the Lehman Brothers U.S.
                               11,050,000              AAA 8.5+ Index                CMBS AAA 8.5+ Index        6/1/08       171,269
------------------------------------------------------------------------------------------------------------------------------------
                                            If negative, the absolute      If positive, the Total Return
                                                  value of the Lehman        of the Lehman Brothers U.S.
                                                   Brothers U.S. CMBS                CMBS AAA 8.5+ Index
UBS AG                          7,300,000              AAA 8.5+ Index            minus 32.5 basis points        2/1/08       128,262
                                                                                                                         -----------
                                                                                                                         $ 1,466,104
                                                                                                                         ===========

Index abbreviation is as follows:

CMBS  Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007

------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $485,603,377)                                            $   466,419,723
Affiliated companies (cost $10,989,620)                                                    10,989,620
                                                                                      ----------------
                                                                                          477,409,343
------------------------------------------------------------------------------------------------------
Cash                                                                                        1,920,723
------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $1,403,826)                                          1,335,831
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                  8,652,225
Investments sold (including $3,166,622 sold on a when-issued or delayed delivery
basis)                                                                                      3,442,522
Shares of beneficial interest sold                                                            646,430
Other                                                                                          14,469
                                                                                      ----------------
Total assets                                                                              493,421,543
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Short positions, at value (proceeds of $3,166,622)--see accompanying statement of
investments                                                                                 3,190,530
------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $764,877)                                               16,485,186
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $4,194,896 purchased on a when-issued or delayed
delivery basis)                                                                             6,165,646
Shares of beneficial interest redeemed                                                        395,578
Futures margins                                                                               371,846
Distribution and service plan fees                                                            106,943
Trustees' compensation                                                                         10,707
Transfer and shareholder servicing agent fees                                                   3,436
Other                                                                                         142,818
                                                                                      ----------------
Total liabilities                                                                          26,872,690

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $   466,548,853
                                                                                      ================

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                            $        58,838
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                564,009,084
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                          38,507,913
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions           (104,185,588)
------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                             (31,841,394)
                                                                                      ----------------
NET ASSETS                                                                            $   466,548,853
                                                                                      ================

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $294,819,286 and 37,096,280 shares of beneficial interest
outstanding)                                                                          $          7.95
------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $157,332,772 and 19,936,626 shares of beneficial interest
outstanding)                                                                          $          7.89
------------------------------------------------------------------------------------------------------
Class 3 Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $4,920,445 and 616,736 shares of beneficial interest outstanding)    $          7.98
------------------------------------------------------------------------------------------------------
Class 4 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $9,476,350 and 1,188,659 shares of beneficial interest
outstanding)                                                                          $          7.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest                                                                              $    35,952,880
------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $5,344)                           404,522
Affiliated companies                                                                        3,141,273
------------------------------------------------------------------------------------------------------
Fee income                                                                                        746
------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                            644
                                                                                      ----------------
Total investment income                                                                    39,500,065
------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                             3,718,374
------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                                424,031
Class 4 shares                                                                                 12,019
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                             10,267
Service shares                                                                                 10,142
Class 3 shares                                                                                    177
Class 4 shares                                                                                  2,485
------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                             23,868
Service shares                                                                                 12,026
Class 3 shares                                                                                    122
Class 4 shares                                                                                    236
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                         15,369
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     2,785
------------------------------------------------------------------------------------------------------
Administration service fees                                                                     1,500
------------------------------------------------------------------------------------------------------
Other                                                                                          68,997
                                                                                      ----------------
Total expenses                                                                              4,302,398
Less reduction to custodian expenses                                                             (964)
Less waivers and reimbursements of expenses                                                   (59,627)
                                                                                      ----------------
Net expenses                                                                                4,241,807
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      35,258,258
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies                                                     1,263,278
Closing and expiration of futures contracts                                                  (335,344)
Foreign currency transactions                                                                  97,907
Short positions                                                                               (52,688)
Swap contracts                                                                              1,768,798
Increase from payment by affiliate                                                              2,760
                                                                                      ----------------
Net realized gain                                                                           2,744,711
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                               (25,681,885)
Translation of assets and liabilities denominated in foreign currencies                       313,313
Futures contracts                                                                             306,956
Short positions                                                                               (23,908)
Swap contracts                                                                            (12,974,773)
                                                                                      ----------------
Net change in unrealized depreciation                                                     (38,060,297)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $       (57,328)
                                                                                      ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                          2007            2006
----------------------------------------------------------------------------------------------------------------------

OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $    35,258,258   $  36,670,389
----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                           2,744,711       2,937,133
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                      (38,060,297)      7,687,971
                                                                                      --------------------------------
Net increase (decrease) in net assets resulting from operations                               (57,328)     47,295,493

----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                        (24,967,707)    (28,179,781)
Service shares                                                                            (11,831,305)    (11,514,103)
Class 3 shares                                                                                     --              --
Class 4 shares                                                                                     --              --
                                                                                      --------------------------------
                                                                                          (36,799,012)    (39,693,884)

----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                        (42,430,203)    (28,076,230)
Service shares                                                                             (3,835,518)     14,875,665
Class 3 shares                                                                              5,091,701              --
Class 4 shares                                                                              9,835,657              --
                                                                                      --------------------------------
                                                                                          (31,338,363)    (13,200,565)

----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total decrease                                                                            (68,194,703)     (5,598,956)
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       534,743,556     540,342,512
                                                                                      --------------------------------
End of period (including accumulated net investment income of $38,507,913 and
$36,328,896, respectively)                                                            $   466,548,853   $ 534,743,556
                                                                                      ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES YEAR   ENDED DECEMBER 31,                 2007            2006            2005            2004             2003
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     8.55      $     8.44      $     8.80      $     8.61      $      7.51
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .57 1           .58 1           .57 1           .58 1            .60
Net realized and unrealized gain (loss)                      (.56)            .17            (.37)            .15             1.09
                                                       ----------------------------------------------------------------------------
Total from investment operations                              .01             .75             .20             .73             1.69
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.61)           (.64)           (.56)           (.54)            (.59)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $     7.95      $     8.55      $     8.44      $     8.80      $      8.61
                                                       ============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          (0.10)%          9.42%           2.31%           8.97%           23.96%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  294,819      $  361,445      $  384,726      $  479,405      $   480,112
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $  335,702      $  365,154      $  444,477      $  460,877      $   396,858
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        6.96%           7.05%           6.79%           6.91%            8.31%
Total expenses                                               0.75% 4         0.74% 4         0.75%           0.75%            0.76%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses           0.74%           0.74%           0.75%           0.75%            0.76%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        67% 5           57%             64%             51%              48%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007                    0.76%
      Year Ended December 31, 2006                    0.74%

     5. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   ---------------------------------------------------------------------------
   Year Ended December 31, 2007                $30,798,147         $24,096,458

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES   YEAR ENDED DECEMBER 31,                                2007          2006          2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $    8.50     $    8.39     $    8.76    $    8.58    $    7.49
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                    .55 1         .56 1         .55 1        .56 1        .61
Net realized and unrealized gain (loss)                                 (.57)          .17          (.38)         .15         1.06
                                                                   ----------------------------------------------------------------
Total from investment operations                                        (.02)          .73           .17          .71         1.67
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.59)         (.62)         (.54)        (.53)        (.58)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    7.89     $    8.50     $    8.39    $    8.76    $    8.58
                                                                   ================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                     (0.47)%        9.23%         2.01%        8.73%       23.79%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $ 157,333     $ 173,299     $ 155,617    $ 134,013    $  76,354
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $ 169,569     $ 160,703     $ 141,287    $ 101,464    $  41,246
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                   6.71%         6.80%         6.54%        6.63%        7.84%
Total expenses                                                          1.01% 4       1.00% 4       1.00%        1.01%        1.04%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                      1.00%         1.00%         1.00%        1.01%        1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   67% 5         57%           64%          51%          48%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

             Year Ended December 31, 2007             1.02%
             Year Ended December 31, 2006             1.00%

     5. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
   -----------------------------------------------------------------------------
   Year Ended December 31, 2007                $ 30,798,147         $ 24,096,458

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                     CLASS 3 SHARES    CLASS 4 SHARES
PERIOD ENDED DECEMBER 31,                                      2007 1            2007 1
----------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   8.26         $    8.26
----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                         .37               .36
Net realized and unrealized loss                               (.65)             (.65)
                                                           -----------------------------
Total from investment operations                               (.28)             (.29)
----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             --                --
----------------------------------------------------------------------------------------
Net asset value, end of period                             $   7.98         $    7.97
                                                           =============================

----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (3.39)%           (3.51)%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  4,921         $   9,476
----------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  3,750         $   7,201
----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          6.90%             6.61%
Total expenses                                                 0.76% 5           1.05% 6
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses             0.75%             1.04%
----------------------------------------------------------------------------------------
Portfolio turnover rate 7                                        67%               67%

     1. For the period from May 1, 2007  (inception of offering) to December 31,
2007.

     2. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

             Period Ended December 31, 2007           0.77%

     6. Total expenses  including indirect expenses from affiliated fund were as follows:

             Period Ended December 31, 2007           1.06%

     7. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
   -----------------------------------------------------------------------------
   Year Ended December 31, 2007                $ 30,798,147         $ 24,096,458

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

     Oppenheimer  High  Income  Fund/VA  (the  "Fund") is a  separate  series of
Oppenheimer  Variable Account Funds, an open-end  management  investment company registered  under the  Investment  Company Act of 1940,  as amended.  The Fund's investment  objective  is to seek a high  level of current  income by  investing mainly in a  diversified  portfolio  of  high-yield,  lower-grade,  fixed-income securities  that the Fund's  investment  adviser,  OppenheimerFunds,  Inc.  (the
"Manager"), believes does not involve undue risk.

     The Fund  offers  Non-Service,  Service,  Class 3 and Class 4  shares.  All classes  are sold at their  offering  price,  which is the net  asset  value per share, to separate investment  accounts of participating  insurance companies as an underlying investment for variable life insurance policies,  variable annuity contracts or other investment products.  The class of shares being designated as
Service  shares and Class 4 shares are  subject to a  distribution  and  service plan. All classes of shares have  identical  rights and voting  privileges  with respect to the Fund in  general  and  exclusive  voting  rights on matters  that affect that class alone.  Earnings, net assets and net asset value per share may differ  due to  each  class  having  its own  expenses,  such  as  transfer  and shareholder  servicing  agent  fees  and  shareholder  communications,  directly attributable to that class.  The Fund assesses a 1% fee on the proceeds of Class
3 and Class 4 shares  that are  redeemed  (either by selling  or  exchanging  to another  Oppenheimer  fund or  other  investment  option  offered  through  your variable life insurance or variable  annuity  contract)  within 60 days of their purchase.  The fee,  which is  retained  by the  Fund,  is  accounted  for as an addition to paid-in capital.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

     SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the  "Exchange"),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized by the Board of Trustees.  Securities traded on a registered
U.S. securities exchange are valued based on the last sale price of the security traded on that  exchange  prior to the time when the Fund's  assets are  valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading day, if it is within the spread of the closing  "bid" and "asked"
prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean  between  the  "bid"  and  "asked"  prices.  Securities  for  which  market quotations are not readily available are valued at their fair value.  Securities whose values have been materially  affected by what the Manager  identifies as a significant  event  occurring  before the Fund's assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Board of Trustees.  Shares of a registered investment company that are not  traded  on an  exchange  are  valued  at the  acquired  investment company's net asset value per share.  "Money  market-type" debt instruments with remaining  maturities  of sixty days or less are valued at cost  adjusted by the amortization  of  discount  or  premium  to  maturity  (amortized  cost),  which approximates market value.

--------------------------------------------------------------------------------

     STRUCTURED  SECURITIES.  The Fund invests in  structured  securities  whose market  values,  interest  rates  and/or  redemption  prices  are  linked to the performance  of underlying  foreign  currencies,  interest  rate spreads,  stock market indices, prices of individual securities,  commodities or other financial
instruments  or  the  occurrence  of  other  specific  events.   The  structured
securities are often leveraged,  increasing the volatility of each note's market value  relative  to the change in the  underlying  linked  financial  element or event.  Fluctuations  in value of these  securities  are recorded as  unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

--------------------------------------------------------------------------------

     SECURITIES  ON A  WHEN-ISSUED  OR  DELAYED  DELIVERY  BASIS.  The  Fund may
purchase  securities  on  a  "when-issued"  basis,  and  may  purchase  or  sell securities on a "delayed  delivery" basis.  "When-issued" or "delayed  delivery"
refers to  securities  whose terms and  indenture  are available and for which a market exists, but which are not available for immediate delivery.  Delivery and payment for  securities  that have been  purchased by the Fund on a  when-issued basis  normally  takes place within six months and possibly as long as two years or more after the trade date.  During this period,  such  securities do not earn interest, re subject to market fluctuation and may increase or decrease in value prior to heir  delivery.  The purchase of securities on a when-issued  basis may increase  he  volatility  of the Fund's  net asset  value to the extent the Fund executes such transactions while remaining  substantially  fully invested.  When the Fund engages in when-issued or delayed delivery  transactions,  it relies on the buyer or seller,  as the case may be, to  complete  the  transaction.  Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the  security  at a price  and  yield  it  considers  advantageous.  The Fund maintains  internally  designated assets with a market value equal to or greater than the amount of its purchase  commitments.  The Fund may also sell securities that it  purchased  on a  when-issued  basis  or  forward  commitment  prior  to settlement of the original purchase.

     As of December  31, 2007,  the Fund had  purchased  securities  issued on a when-issued or delayed  delivery basis and sold  securities  issued on a delayed delivery basis as follows:

                                           WHEN-ISSUED OR DELAYED
                                      DELIVERY BASIS TRANSACTIONS
               --------------------------------------------------
               Purchased securities                    $4,194,896
               Sold securities                          3,166,622

     The Fund may  enter  into  "forward  roll"  transactions  with  respect  to mortgage-related  securities.  In this  type of  transaction,  the Fund  sells a mortgage-related  security to a buyer and simultaneously  agrees to repurchase a similar  security  (same  type,  coupon and  maturity)  at a later date at a set price. During the period between the sale and the repurchase,  the Fund will not be entitled to receive  interest and principal  payments on the securities  that have been sold. The Fund records the incremental  difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such  transactions  that have an associated  fee in lieu of a difference in the forward purchase and sale price.

     Risks of entering  into forward  roll  transactions  include the  potential inability of the counterparty to meet the terms of the agreement;  the potential of the Fund to receive  inferior  securities  at  redelivery  as compared to the securities  sold to the  counterparty;  counterparty  credit risk. To assure its future payment of the purchase price, the Fund maintains  internally  designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------

     SECURITIES SOLD SHORT. The Fund may short sale  when-issued  securities for future  settlement.  The  value of the open  short  position  is  recorded  as a liability,  and the Fund records an unrealized gain or loss for the value of the open short  position.  The Fund  records a realized  gain or loss when the short position is closed out.

--------------------------------------------------------------------------------

     CREDIT RISK.  The Fund invests in high-yield,  non-investment-grade  bonds, which may be subject to a greater degree of credit risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default,  and is not obligated to dispose of securities  whose issuers  subsequently  default.  As of December 31,
2007,  securities with an aggregate market value of $12,  representing less than
0.005% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION.  The Fund's accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the Fund's  books and the U.S.  dollar  equivalent  of the  amounts actually  received or paid. Net unrealized  appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies  arise from changes in the values of assets and liabilities,  including  investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

     INVESTMENT  IN  OPPENHEIMER  INSTITUTIONAL  MONEY MARKET FUND.  The Fund is
permitted to invest daily available cash balances in an affiliated  money market fund.  The Fund may invest the available  cash in Class E shares of  Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of IMMF.  The  Fund's
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Fund is subject to its  proportional  share of IMMF's  Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------

     INVESTMENTS  WITH  OFF-BALANCE  SHEET RISK.  The Fund enters into financial instrument transactions (such as swaps, futures,  options and other derivatives)
that may have  off-balance  sheet  market  risk.  Off-balance  sheet market risk exists when the maximum potential loss on a particular  financial  instrument is greater than the value of such financial instrument,  as reflected in the Fund's
Statement of Assets and Liabilities.

--------------------------------------------------------------------------------

     ALLOCATION OF INCOME,  EXPENSES,  GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

     FEDERAL TAXES.  The Fund intends to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The  statute of  limitations  on the  Fund's tax return  filings remain open for the three preceding fiscal reporting period ends.

     The  tax  components  of  capital  shown  in  the  table  below   represent
distribution   requirements   the  Fund  must  satisfy   under  the  income  tax
regulations,  losses  the Fund may be able to offset  against  income  and gains realized  in  future  years  and  unrealized  appreciation  or  depreciation  of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                DEPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
UNDISTRIBUTED    UNDISTRIBUTED              ACCUMULATED    OTHER INVESTMENTS
NET INVESTMENT       LONG-TERM                     LOSS   FOR FEDERAL INCOME
INCOME                    GAIN   CARRYFORWARD 1,2,3,4,5         TAX PURPOSES
----------------------------------------------------------------------------
$25,896,044                $--             $102,645,614          $20,350,910

     1. As of December 31, 2007,  the Fund had  $97,195,563  of net capital loss carryforwards  available to offset future  realized  capital gains,  if any, and thereby  reduce  future  taxable  gain  distributions.  As of December 31, 2007, details of the capital loss carryforwards were as follows:

                             EXPIRING
                             -----------------------
                             2008       $  9,779,664
                             2009         22,696,701
                             2010         56,061,391
                             2011          8,529,303
                             2012            128,504
                                        ------------
                             Total      $ 97,195,563
                                        ============

     2. As of December 31, 2007, the Fund had $5,450,028 of post-October  losses available to offset future  realized  capital  gains,  if any.  Such losses,  if unutilized, will expire in 2016.

     3. The Fund had $23 of  post-October  foreign  currency  losses  which were deferred.

     4.  During the fiscal  year ended  December  31,  2007,  the Fund  utilized
$4,768,054 of capital loss carryforward to offset capital gains realized in that fiscal year.

     5.  During the fiscal  year ended  December  31,  2006,  the Fund  utilized
$2,201,464 of capital loss carryforward to offset capital gains realized in that fiscal year.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     Accordingly,  the following amounts have been reclassified for December 31,
2007. Net assets of the Fund were unaffected by the reclassifications.

                          INCREASE TO       INCREASE TO
                          ACCUMULATED   ACCUMULATED NET
                       NET INVESTMENT     REALIZED LOSS
                               INCOME    ON INVESTMENTS
                       --------------------------------
                           $3,719,771        $3,719,771

     The tax character of distributions paid during the years ended December 31,
2007 and December 31, 2006 was as follows:

                                         YEAR ENDED          YEAR ENDED
                                  DECEMBER 31, 2007   DECEMBER 31, 2006
       ----------------------------------------------------------------
       Distributions paid from:
       Ordinary income                  $36,799,012        $ 39,693,884

     The aggregate cost of securities and other  investments and the composition of unrealized  appreciation and depreciation of securities and other investments for federal  income tax purposes as of December  31, 2007 are noted  below.  The primary  difference  between  book  and  tax  appreciation  or  depreciation  of securities and other  investments,  if applicable,  is  attributable  to the tax deferral of losses or tax realization of financial statement  unrealized gain or loss.

             Federal tax cost of securities          $ 497,736,541
             Federal tax cost of other investments    (109,432,977)
                                                     -------------
             Total federal tax cost                  $ 388,303,564
                                                     =============

             Gross unrealized appreciation           $   3,065,030
             Gross unrealized depreciation             (23,415,940)
                                                     -------------
             Net unrealized depreciation             $ (20,350,910)
                                                     =============

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     TRUSTEES'  COMPENSATION.  The Board of Trustees has adopted a  compensation deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting  principles,  are recorded on the  ex-dividend  date.  Income and  capital  gain  distributions,  if any,  are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------

     INVESTMENT  INCOME.  Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend  date may have  passed.  Non-cash  dividends  included  in  dividend income,  if any,  are  recorded  at the  fair  market  value  of the  securities received. Interest income is recognized on an accrual basis. Market discount and premium,  which are included in interest  income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------

     CUSTODIAN  FEES.   "Custodian  fees  and  expenses"  in  the  Statement  of
Operations  may  include  interest  expense  incurred  by the  Fund on any  cash overdrafts of its custodian account during the period.  Such cash overdrafts may result from the effects of failed trades in portfolio  securities  and from cash outflows resulting from unanticipated  shareholder redemption activity. The Fund pays interest to its custodian on such cash  overdrafts,  to the extent they are not offset by positive cash balances  maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%.  The  "Reduction to custodian  expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.  Such interest  expense and other  custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------

     SECURITY  TRANSACTIONS.  Security  transactions  are  recorded on the trade date.  Realized gains and losses on securities  sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

     INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

     OTHER.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

     The Fund has  authorized an unlimited  number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED DECEMBER 31,2007 1          YEAR ENDED DECEMBER 31, 2006
                                                   SHARES            AMOUNT           SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                            6,787,194     $  55,828,051        5,280,216     $     43,432,010
Dividends and/or distributions reinvested       3,059,768        24,967,707        3,544,627           28,179,781
Redeemed                                      (15,007,275)     (123,225,961)     (12,151,871)         (99,688,021)
                                            ----------------------------------------------------------------------
Net decrease                                   (5,160,313)    $ (42,430,203)      (3,327,028)    $    (28,076,230)
                                            ======================================================================

-----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            3,742,971     $  30,663,500        5,002,490     $     40,899,612
Dividends and/or distributions reinvested       1,457,057        11,831,305        1,455,639           11,514,103
Redeemed                                       (5,655,204)      (46,330,323)      (4,611,753)         (37,538,050)
                                            ----------------------------------------------------------------------
Net increase (decrease)                          (455,176)    $  (3,835,518)       1,846,376     $     14,875,665
                                            ======================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                              881,563     $   7,225,930               --     $             --
Dividends and/or distributions reinvested              --                --               --                   --
Redeemed                                         (264,827)       (2,134,229) 2            --                   --
                                            ----------------------------------------------------------------------
Net increase                                      616,736     $   5,091,701               --     $             --
                                            ======================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS 4 SHARES
Sold                                            1,978,987     $  16,140,299               --     $             --
Dividends and/or distributions reinvested              --                --               --                   --
Redeemed                                         (790,328)       (6,304,642) 2            --                   --
                                            ----------------------------------------------------------------------
Net increase                                    1,188,659     $   9,835,657               --     $             --
                                            ======================================================================

     1. For the year ended  December  31,  2007,  for  non-service  and  service shares,  and for the period from May 1, 2007 (inception of offering) to December
31, 2007 for Class 3 and Class 4 shares.

     2. Net of  redemption  fees of $10,660  and $30,654 for Class 3 and Class 4 shares, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

     The  aggregate  cost of purchases  and proceeds  from sales of  securities, other than  short-term  obligations  and investments in IMMF, for the year ended
December 31, 2007, were as follows:

                                             PURCHASES            SALES
         --------------------------------------------------------------
         Investment securities            $280,104,652    $ 314,388,638
         U.S. government and government
         agency obligations                    461,640          470,397
         To Be Announced (TBA)
         mortgage-related securities        30,798,147       24,096,458

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management  fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $200 million          0.75%
                       Next $200 million           0.72
                       Next $200 million           0.69
                       Next $200 million           0.66
                       Next $200 million           0.60
                       Over $1 billion             0.50

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

     ADMINISTRATION  SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES.  OppenheimerFunds  Services ("OFS"), a division of the
Manager,  acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended  December 31, 2007, the Fund paid $21,362 to OFS for services to the Fund.

     Additionally,  funds  offered in variable  annuity  separate  accounts  are subject to minimum  fees of $10,000  per class,  for class  level  assets of $10 million or more.  Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

     DISTRIBUTION  AND SERVICE PLAN FOR SERVICE  SHARES AND CLASS 4 SHARES.  The
Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with
Rule 12b-1 under the Investment Company Act of 1940 for Service shares and Class
4 shares to pay  OppenheimerFunds  Distributor,  Inc. (the  "Distributor"),  for
distribution related services,  personal service and account maintenance for the
Fund's  Service  shares and Class 4 shares.  Under the Plan,  payments  are made periodically  at an annual rate of up to 0.25% of the average  annual net assets of Service shares and Class 4 shares of the Fund. The Distributor currently uses all of those fees to compensate  sponsor(s) of the insurance product that offers
Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares and Class 4 shares. These fees are paid out of the Fund's  assets on an on-going  basis and increase  operating expenses  of the  Service  shares  and Class 4 shares,  which  results  in lower performance compared to the Fund's shares that are not subject to a service fee.
Fees  incurred  by the Fund  under the Plan are  detailed  in the  Statement  of
Operations.

--------------------------------------------------------------------------------

     WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer  and  shareholder  servicing  agent  fees for all  classes  to 0.35% of average  annual  net  assets  per  class.  This  undertaking  may be  amended or withdrawn at any time.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
IMMF.  During the year ended  December 31, 2007,  the Manager waived $59,627 for
IMMF management fees.

     During the year ended December 31, 2007, the Manager voluntarily reimbursed the Fund $2,760 for certain transactions. The payment increased the Fund's total returns by less than 0.01%.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter  into  foreign  currency  exchange  contracts  ("forward contracts") for the purchase or sale of a foreign  currency at a negotiated rate at a future date.

     Foreign currency  exchange  contracts are reported on a schedule  following the Statement of Investments.  Forward contracts will be valued daily based upon the closing prices of the forward  currency rates determined at the close of the
Exchange  as  provided  by a bank,  dealer or  pricing  service.  The  resulting unrealized  appreciation  (depreciation)  is reported in the Statement of Assets and  Liabilities  as a receivable  or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation).  At contract close, the  difference  between the original  cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Fund include  both market and credit risk.  Market risk is the risk that the value of the forward  contract will  depreciate due to unfavorable changes in the exchange rates.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty  defaults,  the Fund's loss will consist  of the net  amount of  contractual  payments  that the Fund has not yet received.

     As of December 31, 2007, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

     A futures  contract is a commitment  to buy or sell a specific  amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell  futures  contracts  that  relate to broadly  based  securities indices (financial futures), debt securities (interest rate futures) and various commodities  (commodity  index  futures).  The Fund may also buy or write put or call options on these futures contracts.

     Futures  contracts  traded on a  commodities  or futures  exchange  will be valued at the final  settlement price or official closing price on the principal exchange as reported by such  principal  exchange at its trading  session ending at, or most recently prior to, the time when the Fund's assets are valued.

     Upon  entering  into a futures  contract,  the Fund is  required to deposit either  cash or  securities  (initial  margin)  in an amount  equal to a certain percentage of the contract value.  Subsequent  payments  (variation  margin) are made or received by the Fund each day. The variation  margin  payments are equal to the daily changes in the contract value and are recorded as unrealized  gains and losses.

     Futures  contracts  are reported on a schedule  following  the Statement of
Investments.  Securities held in collateralized accounts to cover initial margin
requirements   on  open  futures   contracts  are  noted  in  the  Statement  of
Investments.  Cash held by the broker to cover initial  margin  requirements  on open futures  contracts and the receivable  and/or payable for the daily mark to market  for the  variation  margin  are noted in the  Statement  of  Assets  and
Liabilities.  The net change in  unrealized  appreciation  and  depreciation  is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

     Risks of entering into futures  contracts (and related options) include the possibility  that there may be an  illiquid  market  where the Fund is unable to liquidate  the contract or enter into an  offsetting  position  and, if used for hedging  purposes,  the risk  that  the  price of the  contract  will  correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
7. SWAP CONTRACTS

     The Fund may enter into swap contract  agreements  with a  counterparty  to exchange a series of cash flows based on either  specified  reference  rates, or the occurrence of a credit event,  over a specified  period.  Such contracts may include interest rate, equity,  debt, index,  total return,  credit and currency swaps.

     Swaps are marked to market daily using  primarily  quotations  from pricing services,  counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately
disclosed  on  the  Statement  of  Assets  and   Liabilities.   The   unrealized
appreciation  (depreciation)  related  to the  change  in the  valuation  of the notional  amount of the swap is combined with the accrued  interest due to (owed
by) the Fund at termination or settlement.  The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic  payments  received  from  (paid  to) the  counterparty,  including  at termination,  under such  contracts as realized  gain (loss) on the Statement of
Operations.

     Risks of entering into swap contracts include credit,  market and liquidity risk.  Credit  risk  arises  from the  possibility  that the  counterparty  will default. If the counterparty  defaults,  the Fund's loss will consist of the net amount of contractual  payments that the Fund has not yet received.  Market risk is the risk that the value of the contract will  depreciate  due to  unfavorable changes  in the  reference  asset.  If  there  is an  illiquid  market  for  the agreement,  the Fund may be  unable  to close  the  contract  prior to  contract termination

--------------------------------------------------------------------------------

     CREDIT  DEFAULT  SWAP  CONTRACTS.  A  credit  default  swap is a  bilateral contract  that  enables  an  investor  to  buy  or  sell  protection  against  a defined-issuer  credit event.  The Fund may enter into credit default swaps on a single security, or a basket of securities.

     In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance  premium,  on the notional amount of the swap contract to the counterparty (the seller of the contract).  If there is a credit event (for  example,  bankruptcy or a failure to timely pay interest or  principal),  the  purchaser  will  exercise  the contract and will receive a payment  from the  seller of the  contract  equal to the  notional  value of the credit default swap contract less the value of the underlying  security.  In the event that the credit  default  swap is  exercised  due to a credit  event,  the difference between the value of the underlying  security and the notional amount is  recorded  as  realized  gain  (loss) and is  included  on the  Statement  of
Operations.

     Risks of credit default swaps include,  but are not limited to, the cost of paying for credit protection if there are no credit events.

--------------------------------------------------------------------------------

     TOTAL RETURN SWAP  CONTRACTS.  A total return swap is an agreement  between counterparties  to exchange a set of future cash flows on the notional amount of the contract.  One cash flow is typically based on a reference  interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities,  or an index. The total return includes  appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

     As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market,  making it  difficult  to value them or dispose of them  promptly  at an acceptable  price.  The Fund will not  invest  more  than 15% of its net  assets
(determined  at the time of  purchase  and  reviewed  periodically)  in illiquid securities.  Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

     The Fund  lends  portfolio  securities  from  time to time in order to earn additional  income in the form of fees or  interest  on  securities  received as collateral or the investment of any cash received as  collateral.  The loans are secured by  collateral  (either  securities,  letters of credit,  or cash) in an amount not less than 100% of the market  value of the loaned  securities  during the period of the loan. The market value of the loaned  securities is determined at the close of each  business day and any  additional  required  collateral  is delivered to the Fund on the next business day. If the borrower  defaults on its obligation  to return  the  securities  loaned  because of  insolvency  or other reasons,  the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic  benefit of interest or dividends paid on the securities  loaned in the form of a substitute  payment received from the borrower and recognizes the gain or loss in the fair value of the  securities  loaned  that may occur  during the term of the loan. The Fund has the right under the lending  agreement to recover the securities from the borrower on demand.

      As of December 31, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

     In September  2006,  Financial  Accounting  Standards Board ("FASB") issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET FUND/VA:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer Main Street Fund/VA (the "Fund"),  a series of Oppenheimer  Variable
Account Funds, including the statement of investments,  as of December 31, 2007, and the related  statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the  financial  highlights  for each of the five years in the period then ended.
These financial  statements and financial  highlights are the  responsibility of the  Fund's  management.  Our  responsibility  is to express an opinion on these financial statements and financial highlights based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not  required to have,  nor were we engaged to perform,  an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of  securities  owned  as of  December  31,  2007,  by  correspondence  with the custodian  and  brokers;  where  replies  were not  received  from  brokers,  we performed  other  auditing  procedures.  We believe  that our  audits  provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007,  the results of its  operations  for the year then ended,  the  changes  in its net  assets for each of the two years in the period then  ended,  and the  financial  highlights  for each of the five  years in the period then ended, in conformity with accounting  principles  generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008
STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Goodyear Tire & Rubber Co. (The) 1                  25,900   $       730,898
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                 36,100         1,301,044
--------------------------------------------------------------------------------
Lear Corp. 1,2                                         24,000           663,840
                                                                ----------------
                                                                      2,695,782

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Apollo Group, Inc., Cl. A 1                            36,100         2,532,415
--------------------------------------------------------------------------------
Career Education Corp. 1                               11,100           279,054
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1,2                      9,600           818,592
                                                                ----------------
                                                                      3,630,061

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.1%
Chipotle Mexican Grill, Inc., Cl. B 1                   7,419           912,908
--------------------------------------------------------------------------------
Wendy's International, Inc.                            11,000           284,240
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                      12,800           489,856
                                                                ----------------
                                                                      1,687,004

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
Black & Decker Corp. 2                              11,700           814,905
--------------------------------------------------------------------------------
Lennar Corp., Cl. A 2                                  46,000           822,940
--------------------------------------------------------------------------------
NVR, Inc. 1,2                                           1,700           890,800
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                      77,000           811,580
--------------------------------------------------------------------------------
Stanley Works (The) 2                                  16,900           819,312
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                     24,500           636,265
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1,2                                39,400           790,364
                                                                ----------------
                                                                      5,586,166

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.6%
Amazon.com, Inc. 1,2                                  148,000        13,710,720
--------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                  18,600           500,712
                                                                ----------------
                                                                     14,211,432

--------------------------------------------------------------------------------
MEDIA--4.9%
CBS Corp., Cl. B                                      175,100         4,771,475
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                    376,600        13,000,232
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                409,500         7,477,470
--------------------------------------------------------------------------------
EchoStar Communications Corp.,
Cl. A 1,2                                              97,800         3,689,016
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1,2                    105,500         4,134,545
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital,
Series A 1                                              8,500           990,165
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                               225,500         4,620,495
--------------------------------------------------------------------------------
Time Warner, Inc.                                   2,311,200        38,157,912
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                 322,573        14,167,406
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                 791,300        25,543,164
                                                                ----------------
                                                                    116,551,880

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Big Lots, Inc. 1,2                                     28,500   $       455,715
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1,2                           30,500           790,560
--------------------------------------------------------------------------------
Family Dollar Stores, Inc. 2                           41,900           805,737
--------------------------------------------------------------------------------
Macy's, Inc.                                          350,500         9,067,435
--------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                               91,700         9,357,985
                                                                ----------------
                                                                     20,477,432

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.7%
AutoNation, Inc. 1                                     51,900           812,754
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                        8,500         1,019,235
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                     24,400         1,284,660
--------------------------------------------------------------------------------
Gap, Inc. (The)                                       263,300         5,603,024
--------------------------------------------------------------------------------
Home Depot, Inc.                                      242,600         6,535,644
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 2                           8,400           226,632
--------------------------------------------------------------------------------
RadioShack Corp. 2                                     45,300           763,758
                                                                ----------------
                                                                     16,245,707

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Fossil, Inc. 1,2                                       13,100           549,938
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                    12,800           260,480
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                         12,000           741,480
                                                                ----------------
                                                                      1,551,898

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.7%
--------------------------------------------------------------------------------
BEVERAGES--0.9%
Coca-Cola Co. (The)                                   218,500        13,409,345
--------------------------------------------------------------------------------
PepsiCo, Inc.                                         119,450         9,066,255
                                                                ----------------
                                                                     22,475,600

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Costco Wholesale Corp.                                 66,700         4,652,992
--------------------------------------------------------------------------------
CVS Corp.                                               7,300           290,175
--------------------------------------------------------------------------------
Kroger Co. (The)                                      188,100         5,024,151
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  63,700         3,027,661
                                                                ----------------
                                                                     12,994,979

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Procter & Gamble Co. (The)                         428,515        31,461,571
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Herbalife Ltd. 2                                        8,900           358,492
--------------------------------------------------------------------------------
TOBACCO--0.9%
Altria Group, Inc.                                    261,300        19,749,054
--------------------------------------------------------------------------------
Reynolds American, Inc.                                 5,500           362,780
                                                                ----------------
                                                                     20,111,834

--------------------------------------------------------------------------------
ENERGY--10.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Dresser-Rand Group, Inc. 1,2                           16,900           659,945

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Global Industries Ltd. 1,2                             32,500   $       696,150
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1,2                       44,600         3,276,316
--------------------------------------------------------------------------------
Schlumberger Ltd.                                     267,500        26,313,975
--------------------------------------------------------------------------------
Transocean, Inc.                                       45,400         6,499,010
                                                                ----------------
                                                                     37,445,396

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--9.0%
Chevron Corp.                                         474,426        44,278,179
--------------------------------------------------------------------------------
ConocoPhillips                                        358,983        31,698,199
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                   1,154,416       108,157,235
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                            168,200        12,949,718
--------------------------------------------------------------------------------
Tesoro Corp.                                           20,500           977,850
--------------------------------------------------------------------------------
Valero Energy Corp. 2                                 234,900        16,450,047
                                                                ----------------
                                                                    214,511,228

--------------------------------------------------------------------------------
FINANCIALS--23.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.8%
Ameriprise Financial, Inc.                             92,200         5,081,142
--------------------------------------------------------------------------------
Charles Schwab Corp. (The)                             78,400         2,003,120
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                       231,000        49,676,550
--------------------------------------------------------------------------------
Janus Capital Group, Inc. 2                            33,800         1,110,330
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                        115,100         7,532,144
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          526,000        28,235,680
--------------------------------------------------------------------------------
Morgan Stanley                                        819,900        43,544,889
                                                                ----------------
                                                                    137,183,855

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.0%
U.S. Bancorp                                          352,170        11,177,876
--------------------------------------------------------------------------------
Wachovia Corp. 2                                      972,193        36,972,500
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  739,700        22,331,543
                                                                ----------------
                                                                     70,481,919

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
American Express Co.                                   92,800         4,827,456
--------------------------------------------------------------------------------
Capital One Financial Corp. 2                          35,100         1,658,826
--------------------------------------------------------------------------------
Discover Financial Services 2                          24,500           369,460
                                                                ----------------
                                                                      6,855,742

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.6%
Bank of America Corp.                               1,442,209        59,505,543
--------------------------------------------------------------------------------
CIT Group, Inc.                                        37,100           891,513
--------------------------------------------------------------------------------
Citigroup, Inc.                                     1,928,588        56,777,631
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                             1,475,044        64,385,671
                                                                ----------------
                                                                    181,560,358

--------------------------------------------------------------------------------
INSURANCE--5.9%
ACE Ltd.                                               18,600         1,149,108
--------------------------------------------------------------------------------
Allstate Corp.                                        188,900         9,866,247

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE Continued
Ambac Financial Group, Inc. 2                          31,300   $       806,601
--------------------------------------------------------------------------------
American International Group, Inc.                    993,740        57,935,042
--------------------------------------------------------------------------------
Aon Corp.                                             212,100        10,115,049
--------------------------------------------------------------------------------
Assurant, Inc. 2                                       12,400           829,560
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1,2                     1,590         7,530,240
--------------------------------------------------------------------------------
Chubb Corp.                                           270,300        14,752,974
--------------------------------------------------------------------------------
CNA Financial Corp. 2                                  22,000           741,840
--------------------------------------------------------------------------------
First American Corp. (The) 2                           24,100           822,292
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                       208,700         5,311,415
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                            2,900            83,172
--------------------------------------------------------------------------------
Lincoln National Corp.                                 39,300         2,288,046
--------------------------------------------------------------------------------
Loews Corp.                                            74,800         3,765,432
--------------------------------------------------------------------------------
MBIA, Inc. 2                                           41,300           769,419
--------------------------------------------------------------------------------
MetLife, Inc.                                         105,900         6,525,558
--------------------------------------------------------------------------------
Progressive Corp.                                      88,000         1,686,080
--------------------------------------------------------------------------------
Safeco Corp.                                            5,100           283,968
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                            291,200        15,666,560
                                                                ----------------
                                                                    140,928,603

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc. 2                      31,400         1,293,052
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Fannie Mae                                            391,200        15,640,176
--------------------------------------------------------------------------------
Washington Mutual, Inc. 2                             328,900         4,476,329
                                                                ----------------
                                                                     20,116,505

--------------------------------------------------------------------------------
HEALTH CARE--10.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.2%
Amgen, Inc. 1,2                                       221,300        10,277,172
--------------------------------------------------------------------------------
Biogen Idec, Inc. 1,2                                 186,500        10,615,580
--------------------------------------------------------------------------------
Genentech, Inc. 1                                      85,100         5,707,657
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. 1                            13,900           674,289
                                                                ----------------
                                                                     27,274,698

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Baxter International, Inc.                             95,700         5,555,385
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1,2                            3,200         1,038,400
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1,2                             15,400           824,824
--------------------------------------------------------------------------------
Medtronic, Inc.                                       143,800         7,228,826
                                                                ----------------
                                                                     14,647,435

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.6%
Aetna, Inc.                                           280,300        16,181,719
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                18,200           816,634
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                           14,600           865,050
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                               192,200        14,030,600
--------------------------------------------------------------------------------
Health Net, Inc. 1                                     19,300           932,190

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Humana, Inc. 1                                         39,400   $     2,967,214
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 1,2                             16,600           583,656
--------------------------------------------------------------------------------
McKesson Corp.                                        161,200        10,560,212
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                        154,500        15,666,300
--------------------------------------------------------------------------------
Omnicare, Inc. 2                                       30,600           697,986
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                              325,448        18,941,074
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                     297,912        26,135,820
                                                                ----------------
                                                                    108,378,455

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Invitrogen Corp. 1                                     11,000         1,027,510
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.7%
Abbott Laboratories                                    19,700         1,106,155
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                  22,500           600,075
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                           147,300         5,369,085
--------------------------------------------------------------------------------
Johnson & Johnson                                  614,506        40,987,550
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                           77,800           796,672
--------------------------------------------------------------------------------
Merck & Co., Inc.                                  174,100        10,116,951
--------------------------------------------------------------------------------
Pfizer, Inc.                                          811,300        18,440,849
--------------------------------------------------------------------------------
Sepracor, Inc. 1,2                                     31,100           816,375
--------------------------------------------------------------------------------
Wyeth                                                 233,200        10,305,108
                                                                ----------------
                                                                     88,538,820

--------------------------------------------------------------------------------
INDUSTRIALS--9.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
Boeing Co.                                            180,200        15,760,292
--------------------------------------------------------------------------------
Honeywell International, Inc.                         151,300         9,315,541
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                      95,800        10,149,052
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                  30,500         3,210,430
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                140,000        11,009,600
--------------------------------------------------------------------------------
Raytheon Co.                                          229,500        13,930,650
--------------------------------------------------------------------------------
United Technologies Corp.                             127,000         9,720,580
                                                                ----------------
                                                                     73,096,145

--------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp. 1,2                                          55,900           784,277
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                  34,100           758,725
--------------------------------------------------------------------------------
Northwest Airlines Corp. 1                             18,400           266,984
--------------------------------------------------------------------------------
UAL Corp. 1,2                                          15,400           549,164
                                                                ----------------
                                                                      2,359,150

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
USG Corp. 1,2                                          20,600           737,274
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
ChoicePoint, Inc. 1,2                                  21,200           772,104
--------------------------------------------------------------------------------
Corporate Executive Board Co.
(The) 2                                                10,600           637,060
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Robert Half International, Inc.                        23,600   $       638,144
                                                                ----------------
                                                                      2,047,308

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Fluor Corp.                                             7,100         1,034,612
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Acuity Brands, Inc. 2                                   5,200           234,000
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                              13,300           917,168
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1,2                            15,700           769,928
                                                                ----------------
                                                                      1,921,096

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.6%
3M Co.                                                142,300        11,998,736
--------------------------------------------------------------------------------
General Electric Co. 2                              2,315,000        85,817,050
--------------------------------------------------------------------------------
Teleflex, Inc.                                          3,300           207,933
--------------------------------------------------------------------------------
Tyco International Ltd.                               283,075        11,223,924
                                                                ----------------
                                                                    109,247,643

--------------------------------------------------------------------------------
MACHINERY--1.2%
Cummins, Inc.                                          34,600         4,407,002
--------------------------------------------------------------------------------
Deere & Co.                                         67,100         6,248,352
--------------------------------------------------------------------------------
Eaton Corp.                                            34,400         3,335,080
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                         81,600         3,791,952
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                 135,600        10,212,036
--------------------------------------------------------------------------------
SPX Corp.                                              10,300         1,059,355
--------------------------------------------------------------------------------
Toro Co. (The) 2                                        6,100           332,084
                                                                ----------------
                                                                     29,385,861

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--28.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.1%
Cisco Systems, Inc. 1                               1,802,400        48,790,968
--------------------------------------------------------------------------------
CommScope, Inc. 1,2                                    19,200           944,832
--------------------------------------------------------------------------------
F5 Networks, Inc. 1,2                                   1,900            54,188
--------------------------------------------------------------------------------
Foundry Networks, Inc. 1,2                             46,400           812,928
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1,2                            392,100        13,017,720
--------------------------------------------------------------------------------
Motorola, Inc.                                        819,900        13,151,196
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                      1,125,000        44,268,750
--------------------------------------------------------------------------------
Tellabs, Inc. 1,2                                      60,700           396,978
                                                                ----------------
                                                                    121,437,560

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--8.8%
Apple, Inc. 1                                         191,100        37,853,088
--------------------------------------------------------------------------------
Dell, Inc. 1                                        1,105,200        27,088,452
--------------------------------------------------------------------------------
EMC Corp. 1                                           790,000        14,638,700
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                 1,241,000        62,645,680
--------------------------------------------------------------------------------
International Business Machines
Corp.                                                 480,700        51,963,670

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Lexmark International, Inc., Cl. A 1                   24,300   $       847,098
--------------------------------------------------------------------------------
NCR Corp. 1                                            35,200           883,520
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                              43,300         1,080,768
--------------------------------------------------------------------------------
Seagate Technology 2                                  347,300         8,856,150
--------------------------------------------------------------------------------
Seagate Technology International,
Inc. 1,3                                               31,000             3,100
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                               99,700         1,807,561
--------------------------------------------------------------------------------
Teradata Corp. 1                                       21,900           600,279
                                                                ----------------
                                                                    208,268,066

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Agilent Technologies, Inc. 1,2                        331,500        12,179,310
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                              24,400           958,432
--------------------------------------------------------------------------------
Avnet, Inc. 1                                          25,900           905,723
                                                                ----------------
                                                                     14,043,465

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.1%
eBay, Inc. 1                                          424,400        14,085,836
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  49,000        33,882,520
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                     10,800           236,520
--------------------------------------------------------------------------------
VeriSign, Inc. 1,2                                     24,100           906,401
                                                                ----------------
                                                                     49,111,277

--------------------------------------------------------------------------------
IT SERVICES--1.6%
Accenture Ltd., Cl. A                                 344,700        12,419,541
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc.,
Cl. A 1                                                 7,600           342,760
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                       296,100        13,185,333
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                              20,900         1,033,923
--------------------------------------------------------------------------------
DST Systems, Inc. 1,2                                  11,200           924,560
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                         403,500         8,364,555
--------------------------------------------------------------------------------
Hewitt Associates, Inc. 1,2                            16,600           635,614
--------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1,2                                9,000           258,120
--------------------------------------------------------------------------------
SAIC, Inc. 1,2                                         19,900           400,388
--------------------------------------------------------------------------------
Western Union Co.                                      59,200         1,437,376
                                                                ----------------
                                                                     39,002,170

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp.                                           452,200         7,321,118
--------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A 1                       5,700           197,790
                                                                ----------------
                                                                      7,518,908

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
Analog Devices, Inc.                                   81,500         2,583,550
--------------------------------------------------------------------------------
Applied Materials, Inc.                               665,500        11,819,280
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                   31,400           355,134
--------------------------------------------------------------------------------
Intel Corp.                                         1,280,700        34,143,462
--------------------------------------------------------------------------------
Intersil Corp., Cl. A 2                                29,500           722,160

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Lam Research Corp. 1,2                                 15,100   $       652,773
--------------------------------------------------------------------------------
Linear Technology Corp. 2                              31,600         1,005,828
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1,2                    15,600         1,380,444
--------------------------------------------------------------------------------
National Semiconductor Corp.                           42,000           950,880
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                               32,500           896,025
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                        370,100        12,590,802
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                             90,900           807,192
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               504,000        16,833,600
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc. 1,2                                   22,300           825,100
--------------------------------------------------------------------------------
Xilinx, Inc.                                           44,300           968,841
                                                                ----------------
                                                                     86,535,071

--------------------------------------------------------------------------------
SOFTWARE--5.9%
Activision, Inc. 1                                     34,400         1,021,680
--------------------------------------------------------------------------------
Adobe Systems, Inc. 1                                 139,600         5,965,108
--------------------------------------------------------------------------------
Ansys, Inc. 1,2                                        15,200           630,192
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                       25,000         1,244,000
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                    71,200         1,123,536
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                   32,300         1,151,172
--------------------------------------------------------------------------------
CA, Inc.                                              168,600         4,206,570
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1,2                       53,300           906,633
--------------------------------------------------------------------------------
Check Point Software Technologies
Ltd. 1                                                 21,200           465,552
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                 19,600           744,996
--------------------------------------------------------------------------------
Cognos, Inc. 1,2                                        9,100           523,887
--------------------------------------------------------------------------------
Compuware Corp. 1                                      88,300           784,104
--------------------------------------------------------------------------------
Intuit, Inc. 1                                         39,500         1,248,595
--------------------------------------------------------------------------------
McAfee, Inc. 1                                         25,600           960,000
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1,2                                8,400           589,344
--------------------------------------------------------------------------------
Microsoft Corp.                                     2,421,900        86,219,640
--------------------------------------------------------------------------------
Novell, Inc. 1                                        118,400           813,408
--------------------------------------------------------------------------------
Oracle Corp. 1                                        813,300        18,364,314
--------------------------------------------------------------------------------
Red Hat, Inc. 1,2                                      43,200           900,288
--------------------------------------------------------------------------------
Symantec Corp. 1                                      638,800        10,310,232
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                       30,600           793,458
                                                                ----------------
                                                                    138,966,709

--------------------------------------------------------------------------------
MATERIALS--2.8%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Celanese Corp., Series A                               17,300           732,136
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                                142,700         5,625,234
--------------------------------------------------------------------------------
Monsanto Co. 2                                         79,500         8,879,355
--------------------------------------------------------------------------------
Mosaic Co. (The) 1                                    139,400        13,150,996
--------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 2                  18,300           684,786
--------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                             18,100           864,456

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CHEMICALS Continued
Zep, Inc. 1,2                                           1,100   $        15,257
                                                                ----------------
                                                                     29,952,220

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Owens-Illinois, Inc. 1                                 25,100         1,242,450
--------------------------------------------------------------------------------
Packaging Corp. of America 2                           26,800           755,760
                                                                ----------------
                                                                      1,998,210
--------------------------------------------------------------------------------
METALS & MINING--1.3%
AK Steel Holding Corp. 1,2                             15,100           698,224
--------------------------------------------------------------------------------
Carpenter Technology Corp.                              9,100           684,047
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                                            48,000         4,917,120
--------------------------------------------------------------------------------
Nucor Corp.                                           204,300        12,098,646
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 2                     11,700           634,140
--------------------------------------------------------------------------------
Southern Copper Corp. 2                                85,800         9,020,154
--------------------------------------------------------------------------------
United States Steel Corp.                              25,400         3,071,114
                                                                ----------------
                                                                     31,123,445

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
International Paper Co.                                83,400         2,700,492
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.2%
AT&T, Inc.                                       1,316,128        54,698,280
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       21,600           895,536
--------------------------------------------------------------------------------
Embarq Corp.                                           20,000           990,600
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1,2                             1,378,500         9,663,285
--------------------------------------------------------------------------------
Verizon Communications, Inc.                          233,256        10,190,955
                                                                ----------------
                                                                     76,438,656

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
American Tower Corp. 1                                 32,900         1,401,540
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                   289,223         3,797,498
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc. 2                    12,300           769,980
                                                                ----------------
                                                                      5,969,018

--------------------------------------------------------------------------------
UTILITIES--0.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.1%
Duke Energy Corp. 2                                    80,800         1,629,736
--------------------------------------------------------------------------------
Progress Energy, Inc., Contingent
Value Obligation 1,3                                   32,000            10,560
                                                                ----------------
                                                                      1,640,296
                                                                ----------------
Total Common Stocks
(Cost $2,098,767,448)                                             2,354,818,066

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares 1,3 (Cost $0)                          6,000                 9

                                                        UNITS             VALUE
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1
(Cost $0)                                              31,900   $         5,168

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--0.7%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.03% 4,5
(Cost $15,628,720)                                 15,628,720        15,628,720

--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $2,114,396,168)                                             2,370,451,963

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.5% 6
--------------------------------------------------------------------------------
ANZ National (Int'l) Ltd., 4.37%,
1/2/08                                            $ 3,998,688         3,998,688
--------------------------------------------------------------------------------
Caixa Catal, 5.18%, 3/7/08                          5,000,000         5,000,000
--------------------------------------------------------------------------------
CAM US Finance SA Unipersonal,
4.96%, 2/1/08                                       4,500,000         4,500,000
--------------------------------------------------------------------------------
CC USA, Inc., 4.39%, 1/2/08                         1,499,330         1,499,330
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Series 2006-2,
Cl. 2A1, 4.94%, 1/25/08                               113,881           113,881
--------------------------------------------------------------------------------
GSAA Home Equity Trust,
Series 2005-15, Cl. 2A1, 4.96%,
1/25/08                                               801,963           801,963
--------------------------------------------------------------------------------
HSBC Finance Corp., 5.26%, 1/7/08                   3,000,000         3,000,000
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.86%,
1/30/08                                             3,000,000         3,000,000
--------------------------------------------------------------------------------
Metropolitan Life Global Funding,
4.89%, 1/22/08                                      3,500,000         3,500,000
--------------------------------------------------------------------------------
Natexis Banques Populaires NY,
4.37%, 1/2/08                                       2,000,000         2,000,000
--------------------------------------------------------------------------------
Natexis Banques Populaires NY,
4.39%, 1/2/08                                       1,999,951         1,999,951
--------------------------------------------------------------------------------
Nationwide Global Fund I, 4.99%,
3/17/08                                             4,002,688         4,002,688
--------------------------------------------------------------------------------
Tango Finance Corp., 4.38%, 1/2/08                  4,499,774         4,499,774
--------------------------------------------------------------------------------
Undivided interest of 9.01% in joint repurchase
agreement (Principal Amount/Value
$1,000,000,000, with a maturity value of
$1,000,250,000) with Bank of America NA, 4.50%,
dated 12/31/07, to be repurchased at
$90,128,005 on 1/2/08, collateralized by U.S.
Agency Mortgages, 5%, 5/1/35, with a value of
$1,020,000,000                                     90,105,479        90,105,479

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED Continued
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp.,
5.04%, 3/17/08                                 $    2,000,000   $     2,000,000
                                                                ----------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $130,021,754)                                                 130,021,754

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,244,417,922)                                   105.4%    2,500,473,717
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (5.4)     (128,056,937)
                                                  ------------------------------
NET ASSETS                                              100.0%  $ 2,372,416,780
                                                  ==============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

     1. Non-income producing security.

     2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

     3.  Illiquid  security.  The aggregate  value of illiquid  securities as of
December 31, 2007 was $13,669,  which  represents less than 0.005% of the Fund's net assets. See Note 6 of accompanying Notes.

     4. Rate shown is the 7-day yield as of December 31, 2007.

     5. Is or was an  affiliate,  as defined in the  Investment  Company  Act of
1940,  at or during the period ended  December  31, 2007,  by virtue of the Fund owning at least 5% of the voting  securities of the issuer or as a result of the
Fund and the issuer having the same investment adviser.  Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS         GROSS              SHARES
                                                     DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   DECEMBER 31, 2007
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E          12,793,527   451,739,331   448,904,138          15,628,720

                                                                                                              DIVIDEND
                                                                                             VALUE              INCOME
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                     $15,628,720            $672,430

     6. The  security/securities  have been  segregated  to satisfy  the forward commitment  to  return  the  cash  collateral  received  in  securities  lending transactions upon the borrower's return of the securities  loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,228,789,202)                                               $ 2,484,844,997
Affiliated companies (cost $15,628,720)                                                         15,628,720
                                                                                           ----------------
                                                                                             2,500,473,717
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               940,949
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                13,928,627
Shares of beneficial interest sold                                                               4,683,509
Dividends                                                                                        2,684,622
Other                                                                                               57,776
                                                                                           ----------------
Total assets                                                                                 2,522,769,200

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                     130,038,099
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                           18,090,831
Shares of beneficial interest redeemed                                                           1,132,162
Distribution and service plan fees                                                                 901,108
Shareholder communications                                                                         124,346
Trustees' compensation                                                                              20,339
Transfer and shareholder servicing agent fees                                                        1,797
Other                                                                                               43,738
                                                                                           ----------------
Total liabilities                                                                              150,352,420

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 2,372,416,780
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $        93,140
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   1,975,417,893
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                               26,296,748
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                 114,553,204
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                  256,055,795
                                                                                           ----------------
NET ASSETS                                                                                 $ 2,372,416,780
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Non-Service Shares:

     Net asset value,  redemption  price per share and offering  price per share
(based on net  assets  of  $907,727,350  and  35,438,868  shares  of  beneficial interest outstanding) $ 25.61

-----------------------------------------------------------------------------------------------------------
Service Shares:

     Net asset value,  redemption  price per share and offering  price per share
(based on net  assets of  $1,464,689,430  and  57,701,444  shares of  beneficial interest outstanding) $ 25.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                                     $    43,560,509
Affiliated companies                                                                               672,430
-----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                             431,767
-----------------------------------------------------------------------------------------------------------
Interest                                                                                            22,825
                                                                                           ----------------
Total investment income                                                                         44,687,531

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
Management fees                                                                                 14,769,190
-----------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                               3,286,224
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                  10,207
Service shares                                                                                      10,256
-----------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                  51,900
Service shares                                                                                      60,960
-----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              40,547
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         13,436
-----------------------------------------------------------------------------------------------------------
Administration service fees                                                                          1,500
-----------------------------------------------------------------------------------------------------------
Other                                                                                               78,177
                                                                                           ----------------
Total expenses                                                                                  18,322,397
Less reduction to custodian expenses                                                                   (32)
Less waivers and reimbursements of expenses                                                        (12,893)
                                                                                           ----------------
Net expenses                                                                                    18,309,472

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           26,378,059

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments from unaffiliated companies                                                        194,501,270
Foreign currency transactions                                                                      157,317
                                                                                           ----------------
Net realized gain                                                                              194,658,587
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                   (129,493,013)
Translation of assets and liabilities denominated in foreign currencies                           (129,200)
                                                                                           ----------------
Net change in unrealized appreciation                                                         (129,622,213)

-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $    91,414,433
                                                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                             2007              2006
-----------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income                                                    $    26,378,059   $    20,239,611
-----------------------------------------------------------------------------------------------------------
Net realized gain                                                            194,658,587       112,205,051
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                       (129,622,213)      135,126,116
                                                                         ----------------------------------
Net increase in net assets resulting from operations                          91,414,433       267,570,778

-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                           (10,356,753)      (12,723,204)
Service shares                                                                (9,852,371)       (6,609,246)
                                                                             (20,209,124)      (19,332,450)

-----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Non-Service shares                                                          (175,658,859)     (210,884,469)
Service shares                                                               331,431,603       388,260,650
                                                                         ----------------------------------
                                                                             155,772,744       177,376,181

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total increase                                                               226,978,053       425,614,509
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                        2,145,438,727     1,719,824,218
                                                                         ----------------------------------
End of period (including accumulated net investment income of
$26,296,748 and $20,132,146, respectively)                               $ 2,372,416,780   $ 2,145,438,727
                                                                         ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES    YEAR ENDED DECEMBER 31,            2007                2006            2005            2004           2003
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     24.78          $    21.79      $    20.84      $    19.20     $    15.32
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .33 1               .27 1           .26 1           .27 1          .18
Net realized and unrealized gain                          .75                2.98             .97            1.53           3.86
                                                  ---------------------------------------------------------------------------------
Total from investment operations                         1.08                3.25            1.23            1.80           4.04
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.25)               (.26)           (.28)           (.16)          (.16)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     25.61          $    24.78      $    21.79      $    20.84     $    19.20
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.43%              15.03%           5.98%           9.46%         26.72%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   907,727          $1,046,146      $1,121,476      $1,238,948     $1,214,960
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,006,655          $1,054,522      $1,156,299      $1,216,081     $1,003,396
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.28%               1.19%           1.26%           1.39%          1.10%
Total expenses                                           0.65% 4,5,6         0.66% 4,5       0.67% 6         0.67% 6        0.70% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   111%                100%             88%             82%            85%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

       Year Ended December 31, 2007          0.65%
       Year Ended December 31, 2006          0.66%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SERVICE SHARES    YEAR ENDED DECEMBER 31,                2007                2006            2005            2004           2003
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     24.58          $    21.63      $    20.70      $    19.10     $    15.26
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .26 1               .22 1           .21 1           .25 1          .14
Net realized and unrealized gain                          .75                2.95             .96            1.49           3.85
                                                  ---------------------------------------------------------------------------------
Total from investment operations                         1.01                3.17            1.17            1.74           3.99
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.21)               (.22)           (.24)           (.14)          (.15)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     25.38          $    24.58      $    21.63      $    20.70     $    19.10
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.15%              14.76%           5.74%           9.15%         26.44%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,464,690          $1,099,293      $  598,348      $  372,845     $  166,717
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,315,488          $  810,181      $  462,272      $  262,660     $   98,210
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.03%               0.95%           1.02%           1.30%          0.83%
Total expenses                                           0.90% 4,5,6         0.91% 4,5       0.91% 6         0.92% 6        0.96% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   111%                100%             88%             82%            85%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

       Year Ended December 31, 2007          0.90%
       Year Ended December 31, 2006          0.91%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

     Oppenheimer  Main Street  Fund/VA  (the  "Fund"),  is a separate  series of
Oppenheimer  Variable Account Funds, an open-end  management  investment company registered  under the  Investment  Company Act of 1940,  as amended.  The Fund's objective is to seek high total return  (which  includes  growth in the value of its shares as well as current  income)  from  equity  and debt  securities.  The
Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund  offers  two  classes of shares.  Both  classes  are sold at their offering price,  which is the net asset value per share, to separate  investment accounts of participating  insurance  companies as an underlying  investment for variable life insurance policies, variable annuity contracts or other investment products.  The class of shares  designated  as  Service  shares is  subject to a distribution  and service plan. Both classes of shares have identical rights and voting  privileges  with  respect to the Fund in general  and  exclusive  voting rights on matters  that affect that class  alone.  Earnings,  net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

     SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the  "Exchange"),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized by the Board of Trustees.  Securities traded on a registered
U.S. securities exchange are valued based on the last sale price of the security traded on that  exchange  prior to the time when the Fund's  assets are  valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading day, if it is within the spread of the closing  "bid" and "asked"
prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean  between  the  "bid"  and  "asked"  prices.  Securities  for  which  market quotations are not readily available are valued at their fair value.  Securities whose values have been materially  affected by what the Manager  identifies as a significant  event  occurring  before the Fund's assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Board of Trustees.  Shares of a registered investment company that are not  traded  on an  exchange  are  valued  at the  acquired  investment company's net asset value per share.  "Money  market-type" debt instruments with remaining  maturities  of sixty days or less are valued at cost  adjusted by the amortization  of  discount  or  premium  to  maturity  (amortized  cost),  which approximates market value.

--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION.  The Fund's accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the Fund's  books and the U.S.  dollar  equivalent  of the  amounts actually  received or paid. Net unrealized  appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies  arise from changes in the values of assets and liabilities,  including  investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

     INVESTMENT  IN  OPPENHEIMER  INSTITUTIONAL  MONEY MARKET FUND.  The Fund is
permitted to invest daily available cash balances in an affiliated  money market fund.  The Fund may invest the available  cash in Class E shares of  Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of IMMF.  The  Fund's
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Fund is subject to its  proportional  share of IMMF's  Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Fund's investment in IMMF.

-------------------------------------------------------------------------------

     JOINT REPURCHASE  AGREEMENTS.  Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission,  the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements.  Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements  mature.  Each agreement  requires that the market value of the  collateral be sufficient to cover  payments of interest and  principal.  If the seller of the  agreement  defaults  and the value of the
collateral  declines,  or  if  the  seller  enters  an  insolvency   proceeding,
realization  of the  value  of the  collateral  by the Fund  may be  delayed  or limited.

--------------------------------------------------------------------------------

     ALLOCATION OF INCOME,  EXPENSES,  GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.  The Fund files income tax  returns in U.S.  federal and  applicable  state  jurisdictions.  The statute of  limitations  on the Fund's tax return  filings  remain  open for the three preceding fiscal reporting period ends.

--------------------------------------------------------------------------------

     FEDERAL TAXES.  The Fund intends to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The  statute of  limitations  on the  Fund's tax return  filings remain open for the three preceding fiscal reporting period ends.

     The  tax  components  of  capital  shown  in  the  table  below   represent
distribution   requirements   the  Fund  must  satisfy   under  the  income  tax
regulations,  losses  the Fund may be able to offset  against  income  and gains realized  in  future  years  and  unrealized  appreciation  or  depreciation  of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
UNDISTRIBUTED     UNDISTRIBUTED          ACCUMULATED      SECURITIES AND OTHER
NET INVESTMENT        LONG-TERM                 LOSS   INVESTMENTS FOR FEDERAL
INCOME                     GAIN   CARRYFORWARD 1,2,3       INCOME TAX PURPOSES
------------------------------------------------------------------------------
$48,697,207        $106,324,703                  $78              $241,899,367

     1. The Fund had $78 of  post-October  foreign  currency  losses  which were deferred.

     2.  During the fiscal  year ended  December  31,  2007,  the Fund  utilized
$51,195,980  of capital loss  carryforward  to offset  capital gains realized in that fiscal year.

     3.  During the fiscal  year ended  December  31,  2006,  the Fund  utilized
$112,599,269  of capital loss  carryforward  to offset capital gains realized in that fiscal year.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     Accordingly,  the following amounts have been reclassified for December 31,
2007. Net assets of the Fund were unaffected by the reclassifications.

                                                              REDUCTION
                                         REDUCTION   TO ACCUMULATED NET
     INCREASE TO PAID-IN        TO ACCUMULATED NET        REALIZED GAIN
     CAPITAL                     INVESTMENT INCOME     ON INVESTMENTS 4
     ------------------------------------------------------------------
     $12,120,448                            $4,333          $12,116,115

     4.  $12,120,448,  including  $10,012,401  of long-term  capital  gain,  was distributed in connection with Fund share redemptions.

     The tax character of distributions paid during the years ended December 31,
2007 and December 31, 2006 was as follows:

                                        YEAR ENDED           YEAR ENDED
                                 DECEMBER 31, 2007    DECEMBER 31, 2006
     ------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                   $20,209,124          $19,332,450

     The aggregate cost of securities and other  investments and the composition of unrealized  appreciation and depreciation of securities and other investments for federal  income tax purposes as of December  31, 2007 are noted  below.  The primary  difference  between  book  and  tax  appreciation  or  depreciation  of securities and other  investments,  if applicable,  is  attributable  to the tax deferral of losses or tax realization of financial statement  unrealized gain or loss.

     Federal tax cost of securities     $      2,258,574,350
                                        ====================

     Gross unrealized appreciation      $        358,518,287
     Gross unrealized depreciation              (116,618,920)
                                        --------------------
     Net unrealized appreciation        $        241,899,367
                                        ====================

--------------------------------------------------------------------------------

     TRUSTEES'  COMPENSATION.  The Board of Trustees has adopted a  compensation deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting  principles,  are recorded on the  ex-dividend  date.  Income and  capital  gain  distributions,  if any,  are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------

     INVESTMENT  INCOME.  Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend  date may have  passed.  Non-cash  dividends  included  in  dividend income,  if any,  are  recorded  at the  fair  market  value  of the  securities received. Interest income is recognized on an accrual basis. Market discount and premium,  which are included in interest  income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------

     CUSTODIAN  FEES.   "Custodian  fees  and  expenses"  in  the  Statement  of
Operations  may  include  interest  expense  incurred  by the  Fund on any  cash overdrafts of its custodian account during the period.  Such cash overdrafts may result from the effects of failed trades in portfolio  securities  and from cash outflows resulting from unanticipated  shareholder redemption activity. The Fund pays interest to its custodian on such cash  overdrafts,  to the extent they are not offset by positive cash balances  maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%.  The  "Reduction to custodian  expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.  Such interest  expense and other  custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------

     SECURITY  TRANSACTIONS.  Security  transactions  are  recorded on the trade date.  Realized gains and losses on securities  sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

     INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

     OTHER.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

     The Fund has  authorized an unlimited  number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED DECEMBER 31, 2007      YEAR ENDED DECEMBER 31, 2006
                                       SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                2,948,386    $  76,016,214        2,514,408    $  57,767,133
Dividends and/or distributions
reinvested                            425,853       10,356,753          570,547       12,723,204
Redeemed                          (10,151,162)    (262,031,826)     (12,341,295)    (281,374,806)
                                 ----------------------------------------------------------------
Net decrease                       (6,776,923)   $(175,658,859)      (9,256,340)   $(210,884,469)
                                 ================================================================

-------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                               18,707,352    $ 478,137,931       19,602,827    $ 446,509,884
Dividends and/or distributions
reinvested                            407,708        9,846,137          298,058        6,604,957
Redeemed                           (6,139,866)    (156,552,465)      (2,838,200)     (64,854,191)
                                 ----------------------------------------------------------------
Net increase                       12,975,194    $ 331,431,603       17,062,685    $ 388,260,650
                                 ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

     The  aggregate  cost of purchases  and proceeds  from sales of  securities, other than  short-term  obligations  and investments in IMMF, for the year ended
December 31, 2007, were as follows:

                                       PURCHASES            SALES
        ---------------------------------------------------------
        Investment securities     $2,711,835,454   $2,553,382,648

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management  fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
--------------------------------------------------------------------------------

             FEE SCHEDULE
             -----------------------------------------
             Up to $200 million                  0.75%
             Next $200 million                   0.72
             Next $200 million                   0.69
             Next $200 million                   0.66
             Over $800 million                   0.60

--------------------------------------------------------------------------------

     ADMINISTRATION  SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES.  OppenheimerFunds  Services ("OFS"), a division of the
Manager,  acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended  December 31, 2007, the Fund paid $20,437 to OFS for services to the Fund.

     Additionally,  funds  offered in variable  annuity  separate  accounts  are subject to minimum  fees of $10,000  per class,  for class  level  assets of $10 million or more.  Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

     DISTRIBUTION  AND SERVICE PLAN FOR SERVICE  SHARES.  The Fund has adopted a
Distribution  and Service Plan (the "Plan") in accordance  with Rule 12b-1 under the Investment  Company Act of 1940 for Service  shares to pay  OppenheimerFunds
Distributor,  Inc.  (the  "Distributor"),  for  distribution  related  services, personal  service and account  maintenance for the Fund's Service shares.  Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average  annual  net  assets of  Service  shares of the  Fund.  The  Distributor currently  uses all of those  fees to  compensate  sponsor(s)  of the  insurance product that offers Fund shares,  for providing personal service and maintenance of accounts of their variable  contract owners that hold Service  shares.  These fees are  paid out of the  Fund's  assets  on an  on-going  basis  and  increase operating  expenses of the Service  shares,  which results in lower  performance compared  to the  Fund's  shares  that are not  subject to a service  fee.  Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

     WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer  and  shareholder  servicing  agent  fees for all  classes  to 0.35% of average  annual  net  assets  per  class.  This  undertaking  may be  amended or withdrawn at any time.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
IMMF.  During the year ended  December 31, 2007,  the Manager waived $12,893 for
IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter  into  foreign  currency  exchange  contracts  ("forward contracts") for the purchase or sale of a foreign  currency at a negotiated rate at a future date.

     Foreign currency  exchange  contracts are reported on a schedule  following the Statement of Investments.  Forward contracts will be valued daily based upon the closing prices of the forward  currency rates determined at the close of the
Exchange  as  provided  by a bank,  dealer or  pricing  service.  The  resulting unrealized  appreciation  (depreciation)  is reported in the Statement of Assets and  Liabilities  as a receivable  or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation).  At contract close, the  difference  between the original  cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Fund include  both market and credit risk.  Market risk is the risk that the value of the forward  contract will  depreciate due to unfavorable changes in the exchange rates.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty  defaults,  the Fund's loss will consist  of the net  amount of  contractual  payments  that the Fund has not yet received.

      As of December 31, 2007, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

     As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market,  making it  difficult  to value them or dispose of them  promptly  at an acceptable  price.  The Fund will not  invest  more  than 15% of its net  assets
(determined  at the time of  purchase  and  reviewed  periodically)  in illiquid securities.  Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

     The Fund  lends  portfolio  securities  from  time to time in order to earn additional  income in the form of fees or  interest  on  securities  received as collateral or the investment of any cash received as  collateral.  The loans are secured by  collateral  (either  securities,  letters of credit,  or cash) in an amount not less than 100% of the market  value of the loaned  securities  during the period of the loan. The market value of the loaned  securities is determined at the close of each  business day and any  additional  required  collateral  is delivered to the Fund on the next business day. If the borrower  defaults on its obligation  to return  the  securities  loaned  because of  insolvency  or other reasons,  the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic  benefit of interest or dividends paid on the securities  loaned in the form of a substitute  payment received from the borrower and recognizes the gain or loss in the fair value of the  securities  loaned  that may occur  during the term of the loan. The Fund has the right under the lending  agreement to recover the  securities  from the borrower on demand.  As of December 31, 2007, the Fund had on loan securities  valued at  $126,192,641.  Collateral of $130,038,099 was received  for the  loans,  all of which was  received  in cash and  subsequently invested in approved instruments or held as cash.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

     In September  2006,  Financial  Accounting  Standards Board ("FASB") issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET SMALL CAP
FUND/VA:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer Main Street Small Cap Fund/VA (the "Fund"),  a series of Oppenheimer
Variable Account Funds,  including the statement of investments,  as of December
31, 2007, and the related  statement of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then  ended.  These  financial  statements  and  financial  highlights  are  the responsibility  of the Fund's  management.  Our  responsibility is to express an opinion on these  financial  statements  and financial  highlights  based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not  required to have,  nor were we engaged to perform,  an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of  securities  owned  as of  December  31,  2007,  by  correspondence  with the custodian  and  brokers;  where  replies  were not  received  from  brokers,  we performed  other  auditing  procedures.  We believe  that our  audits  provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007,  the results of its  operations  for the year then ended,  the  changes  in its net  assets for each of the two years in the period then  ended,  and the  financial  highlights  for each of the five  years in the period then ended, in conformity with accounting  principles  generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Aftermarket Technology Corp. 1                         27,400   $       746,924
--------------------------------------------------------------------------------
American Axle & Manufacturing
Holdings, Inc. 2                                       97,400         1,813,588
--------------------------------------------------------------------------------
Amerigon, Inc. 1,2                                     27,900           589,806
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co. 2                         122,400         2,029,392
--------------------------------------------------------------------------------
Drew Industries, Inc. 1,2                              42,100         1,153,540
--------------------------------------------------------------------------------
Fuel Systems Solutions, Inc. 1,2                        4,299            61,433
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1                  65,700         1,854,054
--------------------------------------------------------------------------------
Hayes Lemmerz International, Inc. 1                    30,300           138,471
--------------------------------------------------------------------------------
Lear Corp. 1                                           60,700         1,678,962
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                  10,800           270,540
--------------------------------------------------------------------------------
Shiloh Industries, Inc.                                 2,900            28,565
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                        93,000         2,424,510
--------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                        16,600           346,940
                                                                ----------------
                                                                     13,136,725

--------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Fleetwood Enterprises, Inc. 1,2                        57,600           344,448
--------------------------------------------------------------------------------
Monaco Coach Corp. 2                                   25,380           225,374
--------------------------------------------------------------------------------
Thor Industries, Inc. 2                                28,100         1,068,081
--------------------------------------------------------------------------------
Winnebago Industries, Inc.                              2,900            60,958
                                                                ----------------
                                                                      1,698,861

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Core-Mark Holding Co., Inc. 1,2                         6,200           178,064
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.4%
Apollo Group, Inc., Cl. A 1                            32,100         2,251,815
--------------------------------------------------------------------------------
Capella Education Co. 1,2                              16,800         1,099,728
--------------------------------------------------------------------------------
Career Education Corp. 1                               11,000           276,540
--------------------------------------------------------------------------------
Coinstar, Inc. 1,2                                     53,100         1,494,765
--------------------------------------------------------------------------------
DeVry, Inc.                                            32,600         1,693,896
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                       19,200         1,637,184
--------------------------------------------------------------------------------
K12, Inc. 1                                             7,340           189,959
--------------------------------------------------------------------------------
Matthews International Corp., Cl. A 2                   3,200           149,984
--------------------------------------------------------------------------------
Noah Education Holdings Ltd., ADR 1                    25,790           207,867
--------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 1                        13,380           740,583
--------------------------------------------------------------------------------
Regis Corp.                                            15,400           430,584
--------------------------------------------------------------------------------
Sotheby's 2                                            10,000           381,000
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1,2                               15,700           693,312
--------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                            19,200           170,880
--------------------------------------------------------------------------------
Strayer Education, Inc. 2                               6,800         1,159,944
--------------------------------------------------------------------------------
Weight Watchers International, Inc.                     8,100           365,958
                                                                ----------------
                                                                     12,943,999

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
AFC Enterprises, Inc. 1,2                               9,100   $       103,012
--------------------------------------------------------------------------------
Ambassadors Group, Inc. 2                               9,300           170,283
--------------------------------------------------------------------------------
Bally Technologies, Inc. 1                             14,400           715,968
--------------------------------------------------------------------------------
Bob Evans Farms, Inc. 2                                67,814         1,826,231
--------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1,2                           21,100           489,942
--------------------------------------------------------------------------------
CBRL Group, Inc. 2                                     14,050           455,080
--------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                              13,000           337,480
--------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. A 1,2                 3,700           544,159
--------------------------------------------------------------------------------
Denny's Corp. 1,2                                     123,900           464,625
--------------------------------------------------------------------------------
Domino's Pizza, Inc. 2                                 38,600           510,678
--------------------------------------------------------------------------------
IHOP Corp. 2                                           28,800         1,053,504
--------------------------------------------------------------------------------
Luby's, Inc. 1,2                                        2,300            23,368
--------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                   20,800           500,864
--------------------------------------------------------------------------------
Premier Exhibitions, Inc. 1,2                          41,500           454,010
--------------------------------------------------------------------------------
Riviera Holdings Corp. 1,2                                700            21,560
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                  3,900           209,859
--------------------------------------------------------------------------------
Wendy's International, Inc.                            15,700           405,688
--------------------------------------------------------------------------------
WMS Industries, Inc. 1                                 10,500           384,720
--------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                28,700           676,172
                                                                ----------------
                                                                      9,347,203

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
American Greetings Corp., Cl. A 2                     110,300         2,239,090
--------------------------------------------------------------------------------
Black & Decker Corp.                                26,800         1,866,620
--------------------------------------------------------------------------------
Blyth, Inc.                                            56,680         1,243,559
--------------------------------------------------------------------------------
Centex Corp.                                            2,800            70,728
--------------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                         63,900           601,938
--------------------------------------------------------------------------------
CSS Industries, Inc. 2                                 14,350           526,645
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                          13,800           393,300
--------------------------------------------------------------------------------
Helen of Troy Ltd. 1                                   17,000           291,380
--------------------------------------------------------------------------------
Hooker Furniture Corp. 2                               10,800           217,080
--------------------------------------------------------------------------------
KB Home 2                                              61,600         1,330,560
--------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                   33,600           460,320
--------------------------------------------------------------------------------
Lennar Corp., Cl. A 2                                  90,600         1,620,834
--------------------------------------------------------------------------------
Mohawk Industries, Inc. 1,2                            15,200         1,130,880
--------------------------------------------------------------------------------
NVR, Inc. 1,2                                           3,200         1,676,800
--------------------------------------------------------------------------------
Russ Berrie & Co., Inc. 1                              500             8,180
--------------------------------------------------------------------------------
Stanley Works (The)                                    38,200         1,851,936
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                     91,500         2,376,255
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                  82,800         1,660,968
--------------------------------------------------------------------------------
Tupperware Brands Corp.                                98,000         3,236,940
--------------------------------------------------------------------------------
Universal Electronics, Inc. 1,2                        19,600           655,424
--------------------------------------------------------------------------------
Whirlpool Corp.                                         5,100           416,313
                                                                ----------------
                                                                     23,875,750

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.2%
1-800-FLOWERS.com, Inc. 1,2                            46,900   $       409,437
--------------------------------------------------------------------------------
Audible, Inc. 1,2                                      17,600           156,992
--------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                    24,400         1,660,664
--------------------------------------------------------------------------------
Expedia, Inc. 1                                        60,100         1,900,362
--------------------------------------------------------------------------------
Gaiam, Inc. 1,2                                        28,300           839,944
--------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                  13,800           371,496
--------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                  81,400         2,166,868
--------------------------------------------------------------------------------
NutriSystem, Inc. 1                                     8,000           215,840
--------------------------------------------------------------------------------
Overstock.com, Inc. 1,2                                30,200           469,006
--------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                               33,700           407,770
--------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                13,100         1,504,666
--------------------------------------------------------------------------------
Shutterfly, Inc. 1,2                                   10,800           276,696
--------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                    6,900            84,042
--------------------------------------------------------------------------------
Systemax, Inc.                                         27,700           562,864
--------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1                        9,600            60,384
                                                                ----------------
                                                                     11,087,031

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Arctic Cat, Inc. 2                                      2,100            25,074
--------------------------------------------------------------------------------
Brunswick Corp.                                        70,000         1,193,500
--------------------------------------------------------------------------------
Callaway Golf Co. 2                                   119,200         2,077,656
--------------------------------------------------------------------------------
Eastman Kodak Co. 2                                     3,700            80,919
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                28,800           679,968
--------------------------------------------------------------------------------
Polaris Industries, Inc. 2                             51,700         2,469,709
--------------------------------------------------------------------------------
RC2 Corp. 1,2                                          16,200           454,734
--------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc. 1,2                        25,100           207,828
                                                                ----------------
                                                                      7,189,388

--------------------------------------------------------------------------------
MEDIA--1.3%
Charter Communications, Inc., Cl. A 1,2               671,200           785,304
--------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                             46,300           562,545
--------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                         24,100           193,764
--------------------------------------------------------------------------------
DG Fastchannel, Inc. 1,2                                6,800           174,352
--------------------------------------------------------------------------------
Entravision Communications Corp. 1                    168,400         1,318,572
--------------------------------------------------------------------------------
Getty Images, Inc. 1                                   32,900           954,100
--------------------------------------------------------------------------------
Global Sources Ltd. 1,2                                48,400         1,365,848
--------------------------------------------------------------------------------
Gray Television, Inc. 2                                 2,400            19,248
--------------------------------------------------------------------------------
Harte-Hanks, Inc.                                       4,600            79,580
--------------------------------------------------------------------------------
Idearc, Inc.                                           24,100           423,196
--------------------------------------------------------------------------------
Journal Communications, Inc. 2                          8,900            79,566
--------------------------------------------------------------------------------
Lin TV Corp. 1,2                                       46,400           564,688
--------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                         66,500         1,776,215
--------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                      18,300            83,997
--------------------------------------------------------------------------------
Scholastic Corp. 1,2                                   54,500         1,901,505
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2               139,300         1,143,653
--------------------------------------------------------------------------------
Warner Music Group Corp. 2                             89,900           544,794
                                                                ----------------
                                                                     11,970,927

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Big Lots, Inc. 1,2                                    118,800   $     1,899,612
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                             65,000         1,684,800
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                             90,700         1,744,161
                                                                ----------------
                                                                      5,328,573

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
A.C. Moore Arts & Crafts, Inc. 1,2                  28,700           394,625
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Cl. A                      19,600         1,567,412
--------------------------------------------------------------------------------
Advance Auto Parts, Inc.                               14,400           547,056
--------------------------------------------------------------------------------
Aeropostale, Inc. 1,2                                 122,900         3,256,850
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                               26,400           674,784
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                     86,500         1,354,590
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                       16,000         1,918,560
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                47,000         1,619,150
--------------------------------------------------------------------------------
Big 5 Sporting Goods Corp. 2                           12,100           174,482
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 1,2                          347,800         1,356,420
--------------------------------------------------------------------------------
Books-A-Million, Inc. 2                                12,500           149,000
--------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                   77,975         1,182,881
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                   61,300         2,022,900
--------------------------------------------------------------------------------
Build-A-Bear-Workshop, Inc. 1                           2,400            33,480
--------------------------------------------------------------------------------
Cato Corp., Cl. A 2                                    19,750           309,285
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1,2                                  46,800           422,604
--------------------------------------------------------------------------------
Christopher & Banks Corp. 2                         27,800           318,310
--------------------------------------------------------------------------------
Conn's, Inc. 1,2                                       21,800           372,998
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                            106,800         1,336,068
--------------------------------------------------------------------------------
Hibbett Sports, Inc. 1,2                               31,300           625,374
--------------------------------------------------------------------------------
Hot Topic, Inc. 1,2                                    46,200           268,884
--------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1,2                                15,000           196,200
--------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1,2                      20,500           583,225
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                            74,450         2,008,661
--------------------------------------------------------------------------------
Midas, Inc. 1,2                                         4,400            64,504
--------------------------------------------------------------------------------
Monro Muffler Brake, Inc. 2                             3,600            70,164
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                   42,900           596,739
--------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                  11,300           159,443
--------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack 2                        23,100           265,188
--------------------------------------------------------------------------------
Pier 1 Imports, Inc. 1,2                               62,200           325,306
--------------------------------------------------------------------------------
RadioShack Corp. 2                                     97,600         1,645,536
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                  37,500           544,500
--------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1,2                       136,800         1,238,040
--------------------------------------------------------------------------------
Select Comfort Corp. 1,2                               42,200           295,822
--------------------------------------------------------------------------------
Sherwin-Williams Co. 2                                  9,800           568,792
--------------------------------------------------------------------------------
Sonic Automotive, Inc.                                  9,500           183,920
--------------------------------------------------------------------------------
Stage Stores, Inc. 2                                   10,475           155,030
--------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                   7,400            87,468
--------------------------------------------------------------------------------
Ulta Salon, Cosmetics & Fragrance, Inc. 1,2          2,580            44,247
--------------------------------------------------------------------------------
West Marine, Inc. 1,2                                   1,500            13,470
                                                                ----------------
                                                                     28,951,968

STATEMENT OF INVESTMENTS  Continued

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Cherokee, Inc. 2                                        5,300   $       171,031
--------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                              12,200         1,891,732
--------------------------------------------------------------------------------
Fossil, Inc. 1                                         54,000         2,266,920
--------------------------------------------------------------------------------
Kellwood Co.                                           18,600           309,504
--------------------------------------------------------------------------------
Maidenform Brands, Inc. 1                               1,500            20,295
--------------------------------------------------------------------------------
Movado Group, Inc. 2                                   26,500           670,185
--------------------------------------------------------------------------------
Perry Ellis International, Inc. 1,2                    13,900           213,782
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                         23,600         1,458,244
--------------------------------------------------------------------------------
Steven Madden Ltd. 1                                   23,000           460,000
--------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                            63,400         2,206,320
--------------------------------------------------------------------------------
Wolverine World Wide, Inc. 2                           87,850         2,154,082
                                                                ----------------
                                                                     11,822,095

--------------------------------------------------------------------------------
CONSUMER STAPLES--2.7%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Boston Beer Co., Inc., Cl. A 1,2                        7,900           297,435
--------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                9,000           398,610
                                                                ----------------
                                                                        696,045

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Arden Group, Inc., Cl. A 2                              1,505           232,808
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                            74,000         2,503,420
--------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                         54,000         1,598,940
--------------------------------------------------------------------------------
China Nepstar Chain
Drugstore Ltd., ADR 1,2                                 8,120           142,750
--------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                            21,800           553,502
--------------------------------------------------------------------------------
Nash Finch Co. 2                                       16,400           578,592
--------------------------------------------------------------------------------
Performance Food Group Co. 1,2                         34,000           913,580
--------------------------------------------------------------------------------
PriceSmart, Inc. 2                                      9,700           291,582
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                         2,800           105,056
                                                                ----------------
                                                                      6,920,230

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Agria Corp., ADR 1                                     16,300           169,357
--------------------------------------------------------------------------------
Cal-Maine Foods, Inc. 2                                24,300           644,679
--------------------------------------------------------------------------------
Chiquita Brands International, Inc. 1                  28,000           514,920
--------------------------------------------------------------------------------
Darling International, Inc. 1                          88,200         1,019,592
--------------------------------------------------------------------------------
Flowers Foods, Inc.                                   111,550         2,611,386
--------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 1                         1,400            47,012
--------------------------------------------------------------------------------
Green Mountain Coffee, Inc. 1,2                        23,200           944,240
--------------------------------------------------------------------------------
Imperial Sugar Co. 2                                   20,500           384,785
--------------------------------------------------------------------------------
Reddy Ice Holdings, Inc.                               13,000           329,030
--------------------------------------------------------------------------------
Seaboard Corp. 2                                          150           220,500
                                                                ----------------
                                                                      6,885,501

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Energizer Holdings, Inc. 1                              7,600   $       852,188
--------------------------------------------------------------------------------
WD-40 Co. 2                                            19,386           736,086
                                                                ----------------
                                                                      1,588,274

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
American Oriental Bioengineering, Inc. 1,2            122,200         1,353,976
--------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1,2                              23,900           486,365
--------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                    6,000           261,660
--------------------------------------------------------------------------------
Herbalife Ltd.                                         19,000           765,320
--------------------------------------------------------------------------------
NBTY, Inc. 1                                           59,000         1,616,600
--------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                       9,600           157,728
                                                                ----------------
                                                                      4,641,649

--------------------------------------------------------------------------------
TOBACCO--0.5%
Alliance One International, Inc. 1,2                   32,300           131,461
--------------------------------------------------------------------------------
Universal Corp. 2                                      42,300         2,166,606
--------------------------------------------------------------------------------
UST, Inc.                                              19,800         1,085,040
--------------------------------------------------------------------------------
Vector Group Ltd. 2                                    51,595         1,034,996
                                                                ----------------
                                                                      4,418,103

--------------------------------------------------------------------------------
ENERGY--4.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
Atwood Oceanics, Inc. 1,2                               2,200           220,528
--------------------------------------------------------------------------------
Dawson Geophysical Co. 1,2                              7,500           535,950
--------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 1                             41,800         1,632,290
--------------------------------------------------------------------------------
Dril-Quip, Inc. 1                                       8,200           456,412
--------------------------------------------------------------------------------
ENGlobal Corp. 1,2                                     10,100           114,736
--------------------------------------------------------------------------------
Ensign Energy Services, Inc.                              900            13,811
--------------------------------------------------------------------------------
Exterran Holdings, Inc. 1                               8,600           703,480
--------------------------------------------------------------------------------
Global Industries Ltd. 1                               69,800         1,495,116
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                   214,000         1,140,620
--------------------------------------------------------------------------------
Gulf Island Fabrication, Inc. 2                        12,900           409,059
--------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                            36,600         1,712,514
--------------------------------------------------------------------------------
Matrix Service Co. 1                                   22,100           482,222
--------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1                             35,700         1,933,155
--------------------------------------------------------------------------------
Newpark Resources, Inc. 1,2                            50,700           276,315
--------------------------------------------------------------------------------
Oil States International, Inc. 1                       63,100         2,152,972
--------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                              4,700            91,744
--------------------------------------------------------------------------------
Seacor Holdings, Inc. 1,2                              17,100         1,585,854
--------------------------------------------------------------------------------
T-3 Energy Services, Inc. 1,2                          11,700           550,017
--------------------------------------------------------------------------------
Technicoil Corp. 1                                      7,100             3,215
--------------------------------------------------------------------------------
Technicoil Corp. 1                                    126,700            57,371
--------------------------------------------------------------------------------
Tidewater, Inc.                                         9,600           526,656
--------------------------------------------------------------------------------
Trican Well Service Ltd.                                3,700            71,595
--------------------------------------------------------------------------------
Trico Marine Services, Inc. 1                           1,400            51,828
--------------------------------------------------------------------------------
Willbros Group, Inc. 1                                 48,000         1,837,920
                                                                ----------------
                                                                     18,055,380

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.0%
Alberta Clipper Energy, Inc. 1                          3,287   $         6,383
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. 1,2                     102,000         3,312,960
--------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 2                           15,100           671,195
--------------------------------------------------------------------------------
Bois d'Arc Energy, Inc. 1                               3,800            75,430
--------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                               2,800            31,556
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                   3,700             6,813
--------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. 2                       58,600         3,076,500
--------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                           8,350           130,232
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Subscription Receipts 1                                11,250           175,463
--------------------------------------------------------------------------------
Jura Energy Corp. 1                                   110,300            41,066
--------------------------------------------------------------------------------
Knightsbridge Tankers Ltd. 2                            4,100            99,015
--------------------------------------------------------------------------------
Mariner Energy, Inc. 1                                 51,800         1,185,184
--------------------------------------------------------------------------------
MarkWest Hydrocarbon, Inc.                              3,300           206,745
--------------------------------------------------------------------------------
Massey Energy Co.                                      88,300         3,156,725
--------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                        45,050            48,958
--------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1,3                      27,900            30,320
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                       4,500            62,035
--------------------------------------------------------------------------------
Petrohawk Energy Corp. 1                               10,600           183,486
--------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                           35,955            22,431
--------------------------------------------------------------------------------
Rosetta Resources, Inc. 1                              32,300           640,509
--------------------------------------------------------------------------------
Stone Energy Corp. 1                                   45,200         2,120,332
--------------------------------------------------------------------------------
Tesoro Corp.                                           43,600         2,079,720
--------------------------------------------------------------------------------
Tristar Oil & Gas Ltd. 1                             4,800            60,568
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                    43,812            62,601
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                  21,300            30,435
--------------------------------------------------------------------------------
Tusk Energy Corp.                                      77,900           111,308
--------------------------------------------------------------------------------
USEC, Inc. 1,2                                         81,400           732,600
--------------------------------------------------------------------------------
VAALCO Energy, Inc. 1,2                                 7,100            33,015
--------------------------------------------------------------------------------
Vero Energy, Inc. 1                                     2,482            14,485
--------------------------------------------------------------------------------
W&T Offshore, Inc. 2                                 7,400           221,704
                                                                ----------------
                                                                     18,629,774

--------------------------------------------------------------------------------
FINANCIALS--8.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Calamos Asset Management, Inc., Cl. A                  25,800           768,324
--------------------------------------------------------------------------------
FCStone Group, Inc. 1                                   6,600           303,798
--------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                         17,900         1,238,680
--------------------------------------------------------------------------------
GFI Group, Inc. 1,2                                     8,500           813,620
--------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                              1,800           119,664
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                              61,600         2,023,560
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1                    13,700           197,280
--------------------------------------------------------------------------------
optionsXpress Holdings, Inc. 2                         66,700         2,255,794
--------------------------------------------------------------------------------
Pzena Investment Management, Inc. 2                     6,500            74,100
--------------------------------------------------------------------------------
SWS Group, Inc.                                        31,150           394,671
--------------------------------------------------------------------------------
Tradestation Group, Inc. 1,2                           43,300           615,293

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
U.S. Global Investors, Inc., Cl. A 2                   25,400   $       423,164
--------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                 3,900           129,480
--------------------------------------------------------------------------------
Waddell & Reed Financial, Inc.                      12,800           461,952
                                                                ----------------
                                                                      9,819,380

--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Amcore Financial, Inc. 2                                3,500            79,450
--------------------------------------------------------------------------------
BancFirst Corp.                                           800            34,280
--------------------------------------------------------------------------------
Capital City Bank Group, Inc. 2                           300             8,466
--------------------------------------------------------------------------------
Cascade Bancorp 2                                       7,300           101,616
--------------------------------------------------------------------------------
Chemical Financial Corp. 2                                800            19,032
--------------------------------------------------------------------------------
City Holding Co.                                       10,000           338,400
--------------------------------------------------------------------------------
Columbia Banking System, Inc. 2                         6,400           190,272
--------------------------------------------------------------------------------
F.N.B. Corp.                                            1,900            27,930
--------------------------------------------------------------------------------
First Security Group, Inc.                             14,800           132,756
--------------------------------------------------------------------------------
Independent Bank Corp.,
Massachusetts 2                                         2,900            78,938
--------------------------------------------------------------------------------
NBT Bancorp, Inc. 2                                    10,900           248,738
--------------------------------------------------------------------------------
Park National Corp. 2                                     700            45,150
--------------------------------------------------------------------------------
Porter Bancorp, Inc.                                    2,400            47,400
--------------------------------------------------------------------------------
S&T Bancorp, Inc. 2                                    700            19,348
--------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                 1,400            25,662
--------------------------------------------------------------------------------
Sterling Bancorp                                        1,400            19,096
--------------------------------------------------------------------------------
Sterling Financial Corp., Eastern US 2                  2,600            42,692
--------------------------------------------------------------------------------
SVB Financial Group 1,2                                13,800           695,520
--------------------------------------------------------------------------------
WesBanco, Inc. 2                                       13,800           284,280
                                                                ----------------
                                                                      2,439,026

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Advance America Cash
Advance Centers, Inc.                                   3,600            36,576
--------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                 79,450           641,162
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                  58,420           747,192
--------------------------------------------------------------------------------
Discover Financial Services                            47,800           720,824
--------------------------------------------------------------------------------
Student Loan Corp. (The)                                  400            44,000
--------------------------------------------------------------------------------
World Acceptance Corp. 1,2                             18,200           491,036
                                                                ----------------
                                                                      2,680,790

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Asset Acceptance Capital Corp. 2                       30,700           319,587
--------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                    2,900            76,676
--------------------------------------------------------------------------------
CIT Group, Inc.                                        57,100         1,372,113
--------------------------------------------------------------------------------
Financial Federal Corp. 2                              12,400           276,396
--------------------------------------------------------------------------------
MarketAxess Holdings, Inc. 1,2                         29,700           381,051
--------------------------------------------------------------------------------
NASDAQ Stock Market, Inc. 1                             2,300           113,827
--------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 2                  22,300           884,641
                                                                ----------------
                                                                      3,424,291

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE--3.8%
Alfa Corp.                                              5,500   $       119,185
--------------------------------------------------------------------------------
Alleghany Corp. 1                                         200            80,400
--------------------------------------------------------------------------------
Ambac Financial Group, Inc. 2                          40,900         1,053,993
--------------------------------------------------------------------------------
American Equity Investment
Life Holding Co. 2                                        400             3,316
--------------------------------------------------------------------------------
American Physicians Capital, Inc.                      15,150           628,119
--------------------------------------------------------------------------------
Amerisafe, Inc. 1                                      28,700           445,137
--------------------------------------------------------------------------------
AmTrust Financial Services, Inc.                       38,700           532,899
--------------------------------------------------------------------------------
Argo Group International
Holdings Ltd. 1,2                                      18,490           778,984
--------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                           1,400            40,376
--------------------------------------------------------------------------------
Assurant, Inc.                                         33,300         2,227,770
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                  18,600           493,644
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                   16,500           491,865
--------------------------------------------------------------------------------
CNA Surety Corp. 1                                     26,700           528,393
--------------------------------------------------------------------------------
CNinsure, Inc., ADR 1                                   6,540           103,005
--------------------------------------------------------------------------------
Commerce Group, Inc. (The)                             22,287           801,886
--------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1,2              4,400           106,348
--------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                    58,950         2,079,756
--------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                            1,666            28,605
--------------------------------------------------------------------------------
EMC Insurance Group, Inc. 2                             2,600            61,542
--------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A 2                     26,100           901,233
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A             43,100           629,691
--------------------------------------------------------------------------------
First American Corp. (The)                             44,700         1,525,164
--------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                          7,400           318,052
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                        17,600           447,920
--------------------------------------------------------------------------------
Hallmark Financial Services, Inc. 1                     1,600            25,376
--------------------------------------------------------------------------------
Harleysville Group, Inc. 2                             10,000           353,800
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                           21,700           622,356
--------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                           9,200           373,244
--------------------------------------------------------------------------------
Horace Mann Educators Corp.                            28,700           543,578
--------------------------------------------------------------------------------
Infinity Property & Casualty Corp. 2                23,200           838,216
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                      20,900           603,383
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                     5,000           167,250
--------------------------------------------------------------------------------
Max Capital Group Ltd. 2                               70,900         1,984,491
--------------------------------------------------------------------------------
MBIA, Inc. 2                                           49,400           920,322
--------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1,2                   6,300            59,283
--------------------------------------------------------------------------------
Midland Co. (The)                                       9,900           640,431
--------------------------------------------------------------------------------
Montpelier Re Holdings Ltd. 2                          23,900           406,539
--------------------------------------------------------------------------------
National Interstate Corp. 2                             7,000           231,700
--------------------------------------------------------------------------------
National Western Life
Insurance Co., Cl. A 2                                    700           145,159
--------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1                         11,400           741,000
--------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                               88,558         1,051,183
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                    31,600         1,123,696
--------------------------------------------------------------------------------
Presidential Life Corp.                                   600            10,506

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE Continued
ProAssurance Corp. 1                                   17,600   $       966,592
--------------------------------------------------------------------------------
ProCentury Corp. 2                                     12,000           184,200
--------------------------------------------------------------------------------
RAM Holdings Ltd. 1,2                                   8,900            43,966
--------------------------------------------------------------------------------
RLI Corp.                                              36,700         2,084,193
--------------------------------------------------------------------------------
Safeco Corp.                                           28,700         1,598,016
--------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                            400            14,648
--------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                   24,200           364,936
--------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                      26,400           606,936
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                          9,900           498,762
--------------------------------------------------------------------------------
State Auto Financial Corp.                              5,200           136,760
--------------------------------------------------------------------------------
Torchmark Corp.                                        21,400         1,295,342
--------------------------------------------------------------------------------
Transatlantic Holdings, Inc. 2                          3,900           283,413
--------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1,2               45,506           906,480
--------------------------------------------------------------------------------
United Fire & Casualty Co.                          14,300           415,987
--------------------------------------------------------------------------------
Universal Insurance Holdings, Inc.                      1,800            13,338
--------------------------------------------------------------------------------
Zenith National Insurance Corp.                         7,300           326,529
                                                                ----------------
                                                                     35,008,894

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.3%
Acadia Realty Trust 2                                   2,200            56,342
--------------------------------------------------------------------------------
Agree Realty Corp. 2                                    7,300           219,730
--------------------------------------------------------------------------------
Alexander's, Inc. 1,2                                     200            70,650
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                   6,000           610,020
--------------------------------------------------------------------------------
Arbor Realty Trust, Inc. 2                              6,700           107,937
--------------------------------------------------------------------------------
Ashford Hospitality Trust 2                            43,700           314,203
--------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                       5,200            49,088
--------------------------------------------------------------------------------
BioMed Realty Trust, Inc. 2                             1,300            30,121
--------------------------------------------------------------------------------
Brandywine Realty Trust                                17,114           306,854
--------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                  6,700           205,355
--------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                   17,300           413,643
--------------------------------------------------------------------------------
Cedar Shopping Centers, Inc. 2                          9,000            92,070
--------------------------------------------------------------------------------
Colonial Properties Trust 2                             4,254            96,268
--------------------------------------------------------------------------------
Corporate Office Properties Trust                       7,300           229,950
--------------------------------------------------------------------------------
DCT Industrial Trust, Inc. 2                              300             2,793
--------------------------------------------------------------------------------
DiamondRock Hospitality Co.                            39,400           590,212
--------------------------------------------------------------------------------
Digital Realty Trust, Inc. 2                           26,300         1,009,131
--------------------------------------------------------------------------------
DuPont Fabros Technology, Inc. 2                        6,110           119,756
--------------------------------------------------------------------------------
EastGroup Properties, Inc. 2                            6,300           263,655
--------------------------------------------------------------------------------
Entertainment Properties Trust                         13,000           611,000
--------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                       6,800           310,556
--------------------------------------------------------------------------------
Equity One, Inc. 2                                     20,900           481,327
--------------------------------------------------------------------------------
FelCor Lodging Trust, Inc. 2                           41,400           645,426
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                  31,200         1,079,520
--------------------------------------------------------------------------------
Glimcher Realty Trust 2                                 4,300            61,447
--------------------------------------------------------------------------------
Gramercy Capital Corp. 2                                8,300           201,773

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Hersha Hospitality Trust 2                              9,400   $        89,300
--------------------------------------------------------------------------------
Highwoods Properties, Inc.                             20,400           599,352
--------------------------------------------------------------------------------
Home Properties of New York, Inc. 2                     5,600           251,160
--------------------------------------------------------------------------------
Inland Real Estate Corp. 2                             40,400           572,064
--------------------------------------------------------------------------------
Kite Realty Group Trust 2                              11,300           172,551
--------------------------------------------------------------------------------
LaSalle Hotel Properties 2                             10,400           331,760
--------------------------------------------------------------------------------
Lexington Realty Trust 2                               21,300           309,702
--------------------------------------------------------------------------------
LTC Properties, Inc. 2                                 12,200           305,610
--------------------------------------------------------------------------------
Medical Properties Trust, Inc. 2                        5,300            54,007
--------------------------------------------------------------------------------
Mid-America Apartment
Communities, Inc. 2                                     7,300           312,075
--------------------------------------------------------------------------------
National Health Investors, Inc. 2                       5,200           145,080
--------------------------------------------------------------------------------
National Retail Properties, Inc. 2                     32,400           757,512
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                     51,500         1,615,555
--------------------------------------------------------------------------------
Newcastle Investment Corp. 2                           16,200           209,952
--------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                     30,200           484,710
--------------------------------------------------------------------------------
Parkway Properties, Inc. 2                              9,500           351,310
--------------------------------------------------------------------------------
Pennsylvania Real Estate
Investment Trust 2                                     21,300           632,184
--------------------------------------------------------------------------------
PS Business Parks, Inc.                                 8,500           446,675
--------------------------------------------------------------------------------
RAIT Financial Trust 2                                 21,600           186,192
--------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                     8,900           190,193
--------------------------------------------------------------------------------
Realty Income Corp. 2                                  37,300         1,007,846
--------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                   7,000           239,680
--------------------------------------------------------------------------------
Resource Capital Corp. 2                                1,800            16,758
--------------------------------------------------------------------------------
Saul Centers, Inc. 2                                    3,600           192,348
--------------------------------------------------------------------------------
Senior Housing Properties Trust 2                      43,600           988,848
--------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                             5,100           204,510
--------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc. 2                  23,200           388,136
--------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc. 2                       27,400           501,146
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                  21,100           795,681
--------------------------------------------------------------------------------
Taubman Centers, Inc.                                   9,600           472,224
--------------------------------------------------------------------------------
Washington Real Estate
Investment Trust 2                                     11,400           358,074
                                                                ----------------
                                                                     21,361,022

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Dime Community Bancshares, Inc. 2                       2,700            34,479
--------------------------------------------------------------------------------
Downey Financial Corp. 2                               18,300           569,313
--------------------------------------------------------------------------------
Encore Bancshares, Inc. 1,2                             8,400           167,916
--------------------------------------------------------------------------------
Federal Agricultural
Mortgage Corp., Non-Vtg. 2                              8,800           231,616
--------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                   108,900         1,311,156
--------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                           21,700           777,294
--------------------------------------------------------------------------------
KBNT Bancorp, Inc.                                        800            12,336
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                12,900           171,312

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
Radian Group, Inc. 2                                   16,210   $       189,333
--------------------------------------------------------------------------------
TierOne Corp.                                          11,000           243,650
--------------------------------------------------------------------------------
ViewPoint Financial Group 2                               500             8,265
--------------------------------------------------------------------------------
WSFS Financial Corp. 2                                  3,300           165,660
                                                                ----------------
                                                                      3,882,330

--------------------------------------------------------------------------------
HEALTH CARE--11.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
Acorda Therapeutics, Inc. 1                             4,600           101,016
--------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. 1,2                       2,900           217,587
--------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. 1                        21,600           628,128
--------------------------------------------------------------------------------
Applera Corp./Celera
Genomics Group 1                                       11,100           176,157
--------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1                         94,300         1,934,093
--------------------------------------------------------------------------------
CytRx Corp. 1,2                                        94,800           269,232
--------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc. 1,2                        12,000           114,360
--------------------------------------------------------------------------------
Halozyme Therapeutics, Inc. 1,2                        30,600           217,566
--------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                          6,900           108,675
--------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc. 1                            7,600           422,712
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. 1,2                          63,200         3,065,832
--------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                      19,500           470,925
--------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1,2                      31,400           721,258
--------------------------------------------------------------------------------
Seattle Genetics, Inc. 1,2                             39,800           453,720
--------------------------------------------------------------------------------
XOMA Ltd. 1,2                                          92,500           313,575
                                                                ----------------
                                                                      9,214,836

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Abaxis, Inc. 1,2                                       14,200           509,212
--------------------------------------------------------------------------------
Align Technology, Inc. 1,2                             34,400           573,792
--------------------------------------------------------------------------------
Analogic Corp.                                         21,000         1,422,120
--------------------------------------------------------------------------------
ArthroCare Corp. 1,2                                   11,800           566,990
--------------------------------------------------------------------------------
ConMed Corp. 1,2                                       39,800           919,778
--------------------------------------------------------------------------------
Cynosure, Inc., Cl. A 1,2                              15,100           399,546
--------------------------------------------------------------------------------
Datascope Corp. 2                                      12,000           436,800
--------------------------------------------------------------------------------
Hansen Medical, Inc. 1,2                               11,800           353,292
--------------------------------------------------------------------------------
Hologic, Inc. 1,2                                      10,100           693,264
--------------------------------------------------------------------------------
Immucor, Inc. 1                                         6,400           217,536
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                              8,400         2,725,800
--------------------------------------------------------------------------------
Invacare Corp. 2                                       12,200           307,440
--------------------------------------------------------------------------------
Inverness Medical Innovations, Inc. 1                   2,487           139,720
--------------------------------------------------------------------------------
IRIS International, Inc. 1,2                           13,900           272,718
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                               25,800         1,381,848
--------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                            59,904         1,801,912
--------------------------------------------------------------------------------
Merit Medical Systems, Inc. 1                           1,800            25,020
--------------------------------------------------------------------------------
OraSure Technologies, Inc. 1,2                         11,100            98,679
--------------------------------------------------------------------------------
Quidel Corp. 1,2                                       35,700           695,079

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Regeneration Technologies, Inc. 1,2                     8,300   $        72,044
--------------------------------------------------------------------------------
Somanetics Corp. 1,2                                    2,000            47,300
--------------------------------------------------------------------------------
SonoSite, Inc. 1,2                                     10,300           346,801
--------------------------------------------------------------------------------
Steris Corp.                                           85,200         2,457,168
--------------------------------------------------------------------------------
Trans1, Inc. 1                                          9,200           151,524
                                                                ----------------
                                                                     16,615,383

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.8%
Air Methods Corp. 1,2                                  14,300           710,281
--------------------------------------------------------------------------------
Alliance Imaging, Inc. 1,2                             50,800           488,696
--------------------------------------------------------------------------------
American Dental Partners, Inc. 1,2                      9,800            98,294
--------------------------------------------------------------------------------
AMERIGROUP Corp. 1,2                                   66,500         2,423,925
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                43,900         1,969,793
--------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1,2                       97,800         2,109,546
--------------------------------------------------------------------------------
BioScrip, Inc. 1                                        9,000            69,570
--------------------------------------------------------------------------------
Centene Corp. 1,2                                      81,800         2,244,592
--------------------------------------------------------------------------------
Chemed Corp. 2                                         49,100         2,743,708
--------------------------------------------------------------------------------
CorVel Corp. 1,2                                        1,700            39,134
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                           36,800         2,180,400
--------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1,2               39,200         1,147,776
--------------------------------------------------------------------------------
Health Net, Inc. 1                                     38,400         1,854,720
--------------------------------------------------------------------------------
Healthspring, Inc. 1                                  111,200         2,118,360
--------------------------------------------------------------------------------
HMS Holdings Corp. 1                                    1,200            39,852
--------------------------------------------------------------------------------
Humana, Inc. 1                                         28,100         2,116,211
--------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                           38,100           951,738
--------------------------------------------------------------------------------
Landauer, Inc. 2                                        6,200           321,470
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                     26,100           521,217
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                               39,500         1,388,820
--------------------------------------------------------------------------------
MedCath Corp. 1,2                                       9,200           225,952
--------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                            52,600         2,035,620
--------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. 1                           1,600            64,000
--------------------------------------------------------------------------------
National HealthCare Corp. 2                               200            10,340
--------------------------------------------------------------------------------
Omnicare, Inc.                                         39,000           889,590
--------------------------------------------------------------------------------
PharMerica Corp. 1                                     15,768           218,860
--------------------------------------------------------------------------------
Providence Service Corp. 1,2                            8,400           236,376
--------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                             7,500           146,775
--------------------------------------------------------------------------------
RehabCare Group, Inc. 1,2                              25,100           566,256
--------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                     20,500           515,780
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                          3,800           159,448
--------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1,2               9,600           140,448
--------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                              622,000         3,159,760
--------------------------------------------------------------------------------
Universal American Corp. 1                              6,500           166,335
--------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                          15,440           654,810
                                                                ----------------
                                                                     34,728,453

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.4%
Computer Programs & Systems, Inc. 2                  2,700   $        61,398
--------------------------------------------------------------------------------
Eclipsys Corp. 1,2                                     21,400           541,634
--------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                     62,200         1,675,046
--------------------------------------------------------------------------------
Phase Forward, Inc. 1                                  57,500         1,250,625
                                                                ----------------
                                                                      3,528,703

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.5%
Albany Molecular Research, Inc. 1,2                    16,800           241,584
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                       18,600           630,912
--------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1,2                   1,300           134,706
--------------------------------------------------------------------------------
Bruker BioSciences Corp. 1                              3,400            45,220
--------------------------------------------------------------------------------
Dionex Corp. 1,2                                       27,900         2,311,794
--------------------------------------------------------------------------------
eResearch Technology, Inc. 1,2                         51,500           608,730
--------------------------------------------------------------------------------
Illumina, Inc. 1                                        3,600           213,336
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                     21,300         1,989,633
--------------------------------------------------------------------------------
Kendle International, Inc. 1,2                         14,900           728,908
--------------------------------------------------------------------------------
Nektar Therapeutics 1                                   5,900            39,589
--------------------------------------------------------------------------------
Parexel International Corp. 1,2                        42,200         2,038,260
--------------------------------------------------------------------------------
Pharmanet Development
Group, Inc. 1,2                                        20,800           815,568
--------------------------------------------------------------------------------
Varian, Inc. 1                                         51,700         3,376,010
--------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                         6,700           584,441
                                                                ----------------
                                                                     13,758,691

--------------------------------------------------------------------------------
PHARMACEUTICALS--2.5%
Auxilium Pharmaceuticals, Inc. 1,2                     11,100           332,889
--------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1                         5,900           102,483
--------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1,2                      16,500           325,050
--------------------------------------------------------------------------------
Cypress Bioscience, Inc. 1                              6,700            73,901
--------------------------------------------------------------------------------
Durect Corp. 1                                          5,900            37,937
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                  54,000         1,440,180
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                            69,900         2,547,855
--------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A 1,2                      34,600           987,484
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                          202,800         2,076,672
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                  80,800         2,098,376
--------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                     89,600         3,631,488
--------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1,2                        11,700           162,396
--------------------------------------------------------------------------------
Obagi Medical Products, Inc. 1                         31,500           576,135
--------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                            18,800           199,280
--------------------------------------------------------------------------------
Par Pharmaceutical Cos., Inc. 1,2                       7,350           176,400
--------------------------------------------------------------------------------
Perrigo Co.                                            43,600         1,526,436
--------------------------------------------------------------------------------
Pozen, Inc. 1,2                                        35,000           420,000
--------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1                            3,700            29,156
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                85,900         1,756,655
--------------------------------------------------------------------------------
Sepracor, Inc. 1                                       65,100         1,708,875

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Valeant Pharmaceuticals
International, Inc. 1                                  56,954   $       681,739
--------------------------------------------------------------------------------
Vivus, Inc. 1,2                                         4,600            23,828
--------------------------------------------------------------------------------
Xenoport, Inc. 1                                       30,600         1,709,928
                                                                ----------------
                                                                     22,625,143

--------------------------------------------------------------------------------
INDUSTRIALS--16.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Aeroviroment, Inc. 1,2                                 11,500           278,300
--------------------------------------------------------------------------------
American Science & Engineering, Inc. 2              10,500           595,875
-------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                  650            27,463
--------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                     42,100         1,975,753
--------------------------------------------------------------------------------
Cubic Corp.                                            41,100         1,611,120
--------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                                 53,100         2,665,620
--------------------------------------------------------------------------------
DRS Technologies, Inc. 2                               44,300         2,404,161
--------------------------------------------------------------------------------
Ducommun, Inc. 1                                       11,200           425,600
--------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1                   71,600         1,924,608
--------------------------------------------------------------------------------
HEICO Corp. 2                                          19,000         1,035,120
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                             42,409         1,039,869
--------------------------------------------------------------------------------
Stanley, Inc. 1                                         9,600           307,392
--------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                           3,400           181,322
                                                                ----------------
                                                                     14,472,203

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
ABX Holdings, Inc. 1,2                                 29,400           122,892
--------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc. 1,2                 22,100         1,198,262
--------------------------------------------------------------------------------
Dynamex, Inc. 1,2                                         300             8,118
--------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1,2                             28,100           746,898
--------------------------------------------------------------------------------
Pacer International, Inc. 2                            30,600           446,760
                                                                ----------------
                                                                      2,522,930

--------------------------------------------------------------------------------
AIRLINES--1.2%
Allegiant Travel Co. 1,2                                9,200           295,688
--------------------------------------------------------------------------------
AMR Corp. 1,2                                         113,900         1,598,017
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                    72,800         1,619,800
--------------------------------------------------------------------------------
Copa Holdings SA, Cl. A                                24,900           935,493
--------------------------------------------------------------------------------
Delta Air Lines, Inc. 1                                30,300           451,167
--------------------------------------------------------------------------------
Northwest Airlines Corp. 1                             94,100         1,365,391
--------------------------------------------------------------------------------
Pinnacle Airlines Corp. 1,2                            34,500           526,125
--------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                      47,300           926,607
--------------------------------------------------------------------------------
SkyWest, Inc.                                          18,200           488,670
--------------------------------------------------------------------------------
UAL Corp. 1,2                                          50,300         1,793,698
--------------------------------------------------------------------------------
US Airways Group, Inc. 1,2                             84,800         1,247,408
                                                                ----------------
                                                                     11,248,064

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Aaon, Inc. 2                                            6,200   $       122,884
--------------------------------------------------------------------------------
Ameron International Corp. 2                              637            58,700
--------------------------------------------------------------------------------
Apogee Enterprises, Inc. 2                             29,600           506,456
--------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                          8,000            57,760
--------------------------------------------------------------------------------
Goodman Global, Inc. 1                                 34,500           846,630
--------------------------------------------------------------------------------
Lennox International, Inc.                             44,200         1,830,764
--------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc. 2                      19,500           518,505
--------------------------------------------------------------------------------
USG Corp. 1,2                                          26,500           948,435
                                                                ----------------
                                                                      4,890,134

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.2%
ABM Industries, Inc. 2                                 42,740           871,469
--------------------------------------------------------------------------------
Acco Brands Corp. 1,2                                  35,700           572,628
--------------------------------------------------------------------------------
Administaff, Inc. 2                                    59,700         1,688,316
--------------------------------------------------------------------------------
Advisory Board Co. (The) 1,2                           14,000           898,660
--------------------------------------------------------------------------------
American Ecology Corp. 2                               11,300           265,324
--------------------------------------------------------------------------------
American Reprographics Co. 1                            2,700            44,496
--------------------------------------------------------------------------------
Barrett Business Services, Inc. 2                         200             3,602
--------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                 37,800           665,280
--------------------------------------------------------------------------------
Casella Waste Systems, Inc., Cl. A 1,2                 14,600           190,384
--------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                         36,200           355,122
--------------------------------------------------------------------------------
CDI Corp. 2                                            22,200           538,572
--------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                    41,000         1,493,220
--------------------------------------------------------------------------------
Comfort Systems USA, Inc.                              46,800           598,104
--------------------------------------------------------------------------------
COMSYS IT Partners, Inc. 1,2                           28,200           444,996
--------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                          13,500           645,570
--------------------------------------------------------------------------------
Cornell Corrections, Inc. 1,2                          24,200           564,344
--------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                    21,400         1,286,140
--------------------------------------------------------------------------------
CRA International, Inc. 1,2                             8,800           418,968
--------------------------------------------------------------------------------
Deluxe Corp. 2                                         85,600         2,815,384
--------------------------------------------------------------------------------
Diamond Management &
Technology Consultants, Inc. 2                         34,500           250,815
--------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                         12,700           479,298
--------------------------------------------------------------------------------
EnergySolutions, Inc. 1                                35,025           945,325
--------------------------------------------------------------------------------
Ennis, Inc.                                            23,500           423,000
--------------------------------------------------------------------------------
Exponent, Inc. 1,2                                     20,880           564,595
--------------------------------------------------------------------------------
First Consulting Group, Inc. 1                            500             6,465
--------------------------------------------------------------------------------
FTI Consulting, Inc. 1,2                                  797            49,127
--------------------------------------------------------------------------------
Fuel-Tech, Inc. NV 1,2                                 10,000           226,500
--------------------------------------------------------------------------------
GeoEye, Inc. 1,2                                       22,700           763,855
--------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 2                                  30,660         1,137,793
--------------------------------------------------------------------------------
HNI Corp. 2                                            33,200         1,163,992
--------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1                          32,000           269,120
--------------------------------------------------------------------------------
ICF International, Inc. 1,2                            16,900           426,894
--------------------------------------------------------------------------------
Ikon Office Solutions, Inc. 2                          11,115           144,717

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Innerworkings, Inc. 1,2                                11,500   $       198,490
--------------------------------------------------------------------------------
Interface, Inc., Cl. A                                 95,800         1,563,456
--------------------------------------------------------------------------------
Knoll, Inc.                                           115,700         1,900,951
--------------------------------------------------------------------------------
Korn-Ferry International 1                             92,500         1,740,850
--------------------------------------------------------------------------------
Layne Christensen Co. 1                                27,600         1,358,196
--------------------------------------------------------------------------------
Learning Tree International, Inc. 1,2                   2,500            57,400
--------------------------------------------------------------------------------
LECG Corp. 1                                            2,000            30,120
--------------------------------------------------------------------------------
Manpower, Inc.                                          5,200           295,880
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                  42,300         1,370,097
--------------------------------------------------------------------------------
PHH Corp. 1                                            14,600           257,544
--------------------------------------------------------------------------------
Pike Electric Corp. 1,2                                21,906           367,145
--------------------------------------------------------------------------------
Resources Connection, Inc. 2                           42,400           769,984
--------------------------------------------------------------------------------
Robert Half International, Inc.                        57,600         1,557,504
--------------------------------------------------------------------------------
Rollins, Inc.                                          76,500         1,468,800
--------------------------------------------------------------------------------
School Specialty, Inc. 1                               13,200           456,060
--------------------------------------------------------------------------------
Spherion Corp. 1,2                                     75,800           551,824
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                 85,500         1,356,885
--------------------------------------------------------------------------------
Team, Inc. 1,2                                         15,900           581,622
--------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                              67,400         1,433,598
--------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                   42,800           920,200
--------------------------------------------------------------------------------
TrueBlue, Inc. 1,2                                    105,300         1,524,744
--------------------------------------------------------------------------------
United Stationers, Inc. 1,2                            30,588         1,413,471
--------------------------------------------------------------------------------
Viad Corp. 2                                           46,600         1,471,628
--------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                     7,250           132,385
--------------------------------------------------------------------------------
VSE Corp. 2                                               400            19,536
--------------------------------------------------------------------------------
Waste Connections, Inc. 1                              66,250         2,047,125
--------------------------------------------------------------------------------
Waste Industries USA, Inc. 2                            5,700           206,910
--------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                         26,400         1,225,224
                                                                ----------------
                                                                     47,489,704

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.7%
Baker (Michael) Corp. 1                                15,000           616,500
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                    47,500         1,122,425
--------------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1,2               18,900           355,131
--------------------------------------------------------------------------------
Perini Corp. 1                                         50,400         2,087,568
--------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1                               29,200         1,764,848
--------------------------------------------------------------------------------
URS Corp. 1                                             4,510           245,028
                                                                ----------------
                                                                      6,191,500

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.2%
Acuity Brands, Inc.                                    57,700         2,596,500
--------------------------------------------------------------------------------
AZZ, Inc. 1,2                                           2,200            62,370
--------------------------------------------------------------------------------
Belden, Inc. 2                                         19,000           845,500
--------------------------------------------------------------------------------
Day4 Energy, Inc. 1                                    82,300           570,585
--------------------------------------------------------------------------------
Encore Wire Corp. 2                                    21,900           348,648
--------------------------------------------------------------------------------
FuelCell Energy, Inc. 1                                 8,100            80,352

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
Genlyte Group, Inc. (The) 1                            14,200   $     1,351,840
--------------------------------------------------------------------------------
GrafTech International Ltd. 1,2                       176,100         3,125,775
--------------------------------------------------------------------------------
II-VI, Inc. 1,2                                         1,200            36,660
--------------------------------------------------------------------------------
LSI Industries, Inc.                                   31,700           576,940
--------------------------------------------------------------------------------
Orion Energy Systems, Inc. 1,2                          5,900           110,094
--------------------------------------------------------------------------------
Plug Power, Inc. 1                                      6,000            23,700
--------------------------------------------------------------------------------
Powell Industries, Inc. 1,2                             5,200           229,164
--------------------------------------------------------------------------------
Power-One, Inc. 1,2                                     6,700            26,733
--------------------------------------------------------------------------------
Regal-Beloit Corp. 2                                   25,700         1,155,215
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                              33,500         2,310,160
--------------------------------------------------------------------------------
Roper Industries, Inc.                                  1,800           112,572
--------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                   15,600           546,780
--------------------------------------------------------------------------------
Superior Essex, Inc. 1                                 17,800           427,200
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                              31,200         1,530,048
--------------------------------------------------------------------------------
Vicor Corp. 2                                          15,500           241,645
--------------------------------------------------------------------------------
Woodward Governor Co. 2                                50,400         3,424,680
                                                                ----------------
                                                                     19,733,161

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Raven Industries, Inc. 2                               11,100           426,129
--------------------------------------------------------------------------------
Teleflex, Inc.                                         24,600         1,550,046
--------------------------------------------------------------------------------
Tredegar Corp.                                         16,000           257,280
--------------------------------------------------------------------------------
Walter Industries, Inc.                                16,300           585,659
                                                                ----------------
                                                                      2,819,114

--------------------------------------------------------------------------------
MACHINERY--3.3%
Accuride Corp. 1,2                                     15,500           121,830
--------------------------------------------------------------------------------
Actuant Corp., Cl. A 2                                 51,800         1,761,718
--------------------------------------------------------------------------------
AGCO Corp. 1                                            8,600           584,628
--------------------------------------------------------------------------------
Ampco-Pittsburgh Corp. 2                               15,600           594,828
--------------------------------------------------------------------------------
Astec Industries, Inc. 1,2                             30,880         1,148,427
--------------------------------------------------------------------------------
Axsys Technologies, Inc. 1,2                            9,800           359,170
--------------------------------------------------------------------------------
Badger Meter, Inc. 2                                   16,420           738,079
--------------------------------------------------------------------------------
Barnes Group, Inc. 2                                   38,600         1,288,854
--------------------------------------------------------------------------------
Blount International, Inc. 1,2                         33,900           417,309
--------------------------------------------------------------------------------
Briggs & Stratton Corp. 2                            2,300            52,118
--------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A 2                    2,700           268,353
--------------------------------------------------------------------------------
Cascade Corp. 2                                         5,246           243,729
--------------------------------------------------------------------------------
CIRCOR International, Inc. 2                           16,100           746,396
--------------------------------------------------------------------------------
Columbus McKinnon Corp. 1,2                            19,900           649,138
--------------------------------------------------------------------------------
Crane Co.                                                 600            25,740
--------------------------------------------------------------------------------
EnPro Industries, Inc. 1,2                             46,300         1,419,095
--------------------------------------------------------------------------------
Freightcar America, Inc. 2                              4,700           164,500
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                 67,000         2,211,000
--------------------------------------------------------------------------------
Gorman-Rupp Co. (The) 2                                 7,243           225,982
--------------------------------------------------------------------------------
Hardinge, Inc. 2                                        8,800           147,664

                                                           SHARES         VALUE
--------------------------------------------------------------------------------
MACHINERY Continued
Hurco Cos., Inc. 1,2                                       11,900   $   519,435
--------------------------------------------------------------------------------
Kadant, Inc. 1                                             19,400       575,598
--------------------------------------------------------------------------------
Kaydon Corp.                                                3,200       174,528
--------------------------------------------------------------------------------
L.B. Foster Co., Cl. A 1,2                                 14,400       744,912
--------------------------------------------------------------------------------
McCoy Corp. 3                                              46,600       143,017
--------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                   27,100     2,076,402
--------------------------------------------------------------------------------
Mueller Industries, Inc.                                   48,000     1,391,520
--------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A 2                             7,300       727,737
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                     20,000       869,200
--------------------------------------------------------------------------------
Robbins & Myers, Inc.                                   31,900     2,412,597
--------------------------------------------------------------------------------
SPX Corp.                                                  20,400     2,098,140
--------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                     19,550       493,247
--------------------------------------------------------------------------------
Tecumseh Products Co., Cl. A 1                             24,700       578,227
--------------------------------------------------------------------------------
Tennant Co.                                                20,700       916,803
--------------------------------------------------------------------------------
Titan International, Inc. 2                                14,200       443,892
--------------------------------------------------------------------------------
Toro Co. (The)                                             37,400     2,036,056
--------------------------------------------------------------------------------
TurboChef Technologies, Inc. 1,2                            8,900       146,850
--------------------------------------------------------------------------------
Twin Disc, Inc. 2                                           1,600       113,232
--------------------------------------------------------------------------------
Valmont Industries, Inc. 2                                  3,300       294,096
--------------------------------------------------------------------------------
Wabtec Corp.                                                6,000       206,640
                                                                    ------------
                                                                     30,130,687

--------------------------------------------------------------------------------
MARINE--0.2%
Excel Maritime Carriers Ltd.                               28,800     1,157,472
--------------------------------------------------------------------------------
Genco Shipping & Trading Ltd. 2                          5,900       323,084
--------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A                                  7,300       136,072
--------------------------------------------------------------------------------
Star Bulk Carriers Corp. 1,2                               20,200       259,570
--------------------------------------------------------------------------------
TBS International Ltd., Cl. A 1                             5,800       191,748
                                                                    ------------
                                                                      2,067,946

--------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Avis Budget Group, Inc. 1                                  17,400       226,200
--------------------------------------------------------------------------------
Con-way, Inc.                                              15,002       623,183
--------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2                  13,300       314,944
--------------------------------------------------------------------------------
Landstar System, Inc.                                      37,500     1,580,625
                                                                    ------------
                                                                      2,744,952

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Applied Industrial Technologies, Inc. 2                    65,575     1,902,987
--------------------------------------------------------------------------------
Houston Wire & Cable Co. 2                               5,600        79,184
--------------------------------------------------------------------------------
Kaman Corp., Cl. A 2                                        6,400       235,584
--------------------------------------------------------------------------------
NuCo2, Inc. 1                                               6,000       149,400
--------------------------------------------------------------------------------
UAP Holding Corp. 2                                        43,800     1,690,680
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                         1,700       148,784
                                                                    ------------
                                                                      4,206,619

                                                           SHARES         VALUE
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
CAI International, Inc. 1                                  28,600   $   300,872
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--30.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
ADC Telecommunications, Inc. 1,2                          148,500     2,309,175
--------------------------------------------------------------------------------
ADTRAN, Inc. 2                                            112,600     2,407,388
--------------------------------------------------------------------------------
Anaren Microwave, Inc. 1,2                                    300         4,947
--------------------------------------------------------------------------------
Arris Group, Inc. 1                                        13,892       138,642
--------------------------------------------------------------------------------
Avocent Corp. 1                                            26,600       620,046
--------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A 2                                     4,800       165,552
--------------------------------------------------------------------------------
Blue Coat Systems, Inc. 1,2                                62,400     2,051,088
--------------------------------------------------------------------------------
CommScope, Inc. 1                                          32,458     1,597,258
--------------------------------------------------------------------------------
Comtech Group, Inc. 1                                      29,800       480,078
--------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1,2                       53,400     2,884,134
--------------------------------------------------------------------------------
Digi International, Inc. 1                                  1,800        25,542
--------------------------------------------------------------------------------
Dycom Industries, Inc. 1,2                                 80,100     2,134,665
--------------------------------------------------------------------------------
EMS Technologies, Inc. 1                                   22,400       677,376
--------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                  142,700       505,158
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                        40,600     1,157,912
--------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                   99,800     1,748,496
--------------------------------------------------------------------------------
Globecomm Systems, Inc. 1,2                                 7,500        87,750
--------------------------------------------------------------------------------
Harmonic, Inc. 1,2                                        123,400     1,293,232
--------------------------------------------------------------------------------
InterDigital, Inc. 1,2                                     43,400     1,012,522
--------------------------------------------------------------------------------
Ixia 1                                                     28,700       272,076
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. 1                      5,000       171,250
--------------------------------------------------------------------------------
MasTec, Inc. 1,2                                           47,300       481,041
--------------------------------------------------------------------------------
Netgear, Inc. 1,2                                           7,900       281,793
--------------------------------------------------------------------------------
Network Equipment Technologies, Inc. 1,2                   52,000       437,840
--------------------------------------------------------------------------------
Performance Technologies, Inc. 1                            3,200        17,600
--------------------------------------------------------------------------------
Plantronics, Inc. 2                                        75,900     1,973,400
--------------------------------------------------------------------------------
ShoreTel, Inc. 1,2                                         31,600       441,452
--------------------------------------------------------------------------------
Tellabs, Inc. 1                                           101,200       661,848
--------------------------------------------------------------------------------
UTStarcom, Inc. 1,2                                        16,800        46,200
--------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                           37,700     1,298,011
                                                                    ------------
                                                                     27,383,472

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.2%
Brocade Communications Systems, Inc. 1                    235,200     1,726,368
--------------------------------------------------------------------------------
Diebold, Inc.                                               3,500       101,430
--------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1,2                          61,200     1,375,776
--------------------------------------------------------------------------------
Emulex Corp. 1                                            101,000     1,648,320
--------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1,2                               200         5,264
--------------------------------------------------------------------------------
Hypercom Corp. 1                                            1,900         9,462
--------------------------------------------------------------------------------
Intevac, Inc. 1,2                                          10,700       155,578
--------------------------------------------------------------------------------
Iomega Corp. 1,2                                           44,700       155,109
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                       51,200     1,784,832
--------------------------------------------------------------------------------
NCR Corp. 1                                                67,100     1,684,210

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Network Appliance, Inc. 1                                  92,800   $ 2,316,288
--------------------------------------------------------------------------------
Novatel Wireless, Inc. 1,2                                 38,300       620,460
--------------------------------------------------------------------------------
Palm, Inc. 2                                              138,900       880,626
--------------------------------------------------------------------------------
QLogic Corp. 1                                            177,500     2,520,500
--------------------------------------------------------------------------------
Quantum Corp. 1                                            26,500        71,285
--------------------------------------------------------------------------------
Stratasys, Inc. 1                                          25,100       648,584
--------------------------------------------------------------------------------
Synaptics, Inc. 1,2                                        44,800     1,843,968
--------------------------------------------------------------------------------
Teradata Corp. 1                                           29,200       800,372
--------------------------------------------------------------------------------
Western Digital Corp. 1                                    76,400     2,308,044
                                                                    ------------
                                                                     20,656,476

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Acacia Research Corp. 1,2                                  36,600       328,668
--------------------------------------------------------------------------------
Anixter International, Inc. 1,2                             2,900       180,583
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                  48,000     1,885,440
--------------------------------------------------------------------------------
Avnet, Inc. 1                                              51,800     1,811,446
--------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1,2                               73,300     1,904,334
--------------------------------------------------------------------------------
Cognex Corp. 2                                             12,500       251,875
--------------------------------------------------------------------------------
CPI International, Inc. 1                                   6,200       106,020
--------------------------------------------------------------------------------
CTS Corp. 2                                                41,600       413,088
--------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                          24,500     1,218,140
--------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                    21,200       420,820
--------------------------------------------------------------------------------
Excel Technology, Inc. 1                                    1,400        37,940
--------------------------------------------------------------------------------
FARO Technologies, Inc. 1                                  15,800       429,444
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                       20,600       644,780
--------------------------------------------------------------------------------
Gerber Scientific, Inc. 1,2                                 3,200        34,560
--------------------------------------------------------------------------------
Insight Enterprises, Inc. 1,2                              17,200       313,728
--------------------------------------------------------------------------------
Littlefuse, Inc. 1,2                                       33,900     1,117,344
--------------------------------------------------------------------------------
LoJack Corp. 1,2                                           14,300       240,383
--------------------------------------------------------------------------------
Measurement Specialties, Inc. 1,2                          10,400       229,840
--------------------------------------------------------------------------------
Mercury Computer Systems, Inc. 1,2                          7,600       122,436
--------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                           47,190       775,804
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                        6,200       705,560
--------------------------------------------------------------------------------
MTS Systems Corp. 2                                        18,400       785,128
--------------------------------------------------------------------------------
NAM TAI Electronics, Inc.                                  19,700       222,019
--------------------------------------------------------------------------------
National Instruments Corp.                                 37,700     1,256,541
--------------------------------------------------------------------------------
OSI Systems, Inc. 1                                           900        23,823
--------------------------------------------------------------------------------
Park Electrochemical Corp. 2                               24,300       686,232
--------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                    14,100       160,035
--------------------------------------------------------------------------------
RadiSys Corp. 1,2                                           3,400        45,560
--------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                         76,300     3,670,793
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                       376,700       685,594
--------------------------------------------------------------------------------
ScanSource, Inc. 1                                          1,300        42,055
--------------------------------------------------------------------------------
Smart Modular Technologies, Inc. 1                         31,900       324,742
--------------------------------------------------------------------------------
Tech Data Corp. 1                                          44,100     1,663,452

                                                           SHARES         VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Technitrol, Inc.                                           22,000   $   628,760
--------------------------------------------------------------------------------
TTM Technologies, Inc. 1                                    8,000        93,280
                                                                    ------------
                                                                     23,460,247

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.6%
Ariba, Inc. 1                                              13,700       152,755
--------------------------------------------------------------------------------
Art Technology Group, Inc. 1                               31,900       137,808
--------------------------------------------------------------------------------
AsiaInfo Holdings, Inc. 1,2                                55,000       605,000
--------------------------------------------------------------------------------
Bankrate, Inc. 1,2                                         17,600       846,384
--------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                 55,600       475,380
--------------------------------------------------------------------------------
CMGI, Inc. 1,2                                             71,710       938,684
--------------------------------------------------------------------------------
CNET Networks, Inc. 1,2                                    21,700       198,338
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                                    61,300     2,027,191
--------------------------------------------------------------------------------
DivX, Inc. 1                                               30,300       424,200
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                        59,700       422,079
--------------------------------------------------------------------------------
Equinix, Inc. 1,2                                           4,000       404,280
--------------------------------------------------------------------------------
Greenfield Online, Inc. 1                                  32,200       470,442
--------------------------------------------------------------------------------
iBasis, Inc. 2                                              1,500         7,695
--------------------------------------------------------------------------------
Imergent, Inc. 2                                           21,500       227,685
--------------------------------------------------------------------------------
Internet Capital Group, Inc. 1                                200         2,348
--------------------------------------------------------------------------------
Interwoven, Inc. 1                                         32,500       462,150
--------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                         86,300     1,826,971
--------------------------------------------------------------------------------
Keynote Systems, Inc. 1                                     2,400        33,720
--------------------------------------------------------------------------------
LoopNet, Inc. 1,2                                          12,600       177,030
--------------------------------------------------------------------------------
National Information Consortium, Inc.                       5,700        48,108
--------------------------------------------------------------------------------
NaviSite, Inc. 1,2                                         25,700       130,042
--------------------------------------------------------------------------------
Omniture, Inc. 1,2                                         58,100     1,934,149
--------------------------------------------------------------------------------
Open Text Corp. 1,2                                        54,900     1,726,605
--------------------------------------------------------------------------------
S1 Corp. 1                                                 83,300       608,090
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                          78,500       841,520
--------------------------------------------------------------------------------
SoundBite Communications, Inc. 1                           17,200       118,680
--------------------------------------------------------------------------------
Switch & Data Facilities Co. 1                           6,800       108,936
--------------------------------------------------------------------------------
TechTarget, Inc. 1                                            590         8,720
--------------------------------------------------------------------------------
TheStreet.com, Inc. 2                                      39,200       624,064
--------------------------------------------------------------------------------
Travelzoo, Inc. 1                                          16,100       220,248
--------------------------------------------------------------------------------
United Online, Inc. 2                                     177,800     2,101,596
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                         98,400     2,154,960
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                           64,800     2,437,128
--------------------------------------------------------------------------------
Vignette Corp. 1                                           31,400       458,754
--------------------------------------------------------------------------------
Vocus, Inc. 1                                              19,800       683,694
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                         14,100       239,418
                                                                    ------------
                                                                     24,284,852

                                                           SHARES         VALUE
--------------------------------------------------------------------------------
IT SERVICES--3.8%
Acxiom Corp.                                               50,100   $   587,673
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                40,400     1,822,040
--------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                               9,300       697,407
--------------------------------------------------------------------------------
BearingPoint, Inc. 1,2                                    111,900       316,677
--------------------------------------------------------------------------------
Broadridge Financial Solutions, Inc.                       50,700     1,137,201
--------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1,2                        37,270     1,668,578
--------------------------------------------------------------------------------
CIBER, Inc. 1,2                                            59,000       360,490
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                                  42,000     2,077,740
--------------------------------------------------------------------------------
Convergys Corp. 1                                          51,100       841,106
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1                          50,300       740,416
--------------------------------------------------------------------------------
CyberSource Corp. 1,2                                      75,384     1,339,574
--------------------------------------------------------------------------------
Deltek, Inc. 1                                             11,500       175,145
--------------------------------------------------------------------------------
DST Systems, Inc. 1                                        22,500     1,857,375
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                             117,400     2,433,702
--------------------------------------------------------------------------------
Exlservice Holdings, Inc. 1,2                               3,000        69,240
--------------------------------------------------------------------------------
Fidelity National Information
Services, Inc.                                             17,800       740,302
--------------------------------------------------------------------------------
Forrester Research, Inc. 1                                  1,000        28,020
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1,2                                   74,900     1,315,244
--------------------------------------------------------------------------------
Global Cash Access, Inc. 1                                  6,000        36,360
--------------------------------------------------------------------------------
Heartland Payment Systems, Inc. 2                          60,000     1,608,000
--------------------------------------------------------------------------------
Hewitt Associates, Inc. 1,2                                47,800     1,830,262
--------------------------------------------------------------------------------
ManTech International Corp. 1                              56,800     2,488,976
--------------------------------------------------------------------------------
Maximus, Inc. 2                                            45,800     1,768,338
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                         105,400     1,153,076
--------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                         11,000       188,210
--------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1,2                                   35,700     1,023,876
--------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                             11,500       155,250
--------------------------------------------------------------------------------
RightNow Technologies, Inc. 1,2                            23,700       375,645
--------------------------------------------------------------------------------
SAIC, Inc. 1                                               55,400     1,114,648
--------------------------------------------------------------------------------
Sapient Corp. 1                                           119,200     1,050,152
--------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                           39,500     1,163,275
--------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                  37,100       667,800
--------------------------------------------------------------------------------
Syntel, Inc. 2                                             36,900     1,421,388
--------------------------------------------------------------------------------
TNS, Inc.                                                     400         7,100
--------------------------------------------------------------------------------
Unisys Corp. 1                                            156,671       741,054
                                                                    -----------
                                                                     35,001,340

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Zebra Technologies Corp., Cl. A 1                          25,600       888,320
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.8%
Actel Corp. 1,2                                            15,300       208,998
--------------------------------------------------------------------------------
Advanced Analogic Technologies, Inc. 1                     33,300       375,624
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                       83,400     1,090,872
--------------------------------------------------------------------------------
AMIS Holdings, Inc. 1                                      93,400       935,868
--------------------------------------------------------------------------------
Amkor Technology, Inc. 1                                  202,400     1,726,472

                                                           SHARES         VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Analog Devices, Inc.                                       58,800   $ 1,863,960
--------------------------------------------------------------------------------
Asyst Technologies, Inc. 1,2                               18,500        60,310
--------------------------------------------------------------------------------
Atheros Communications, Inc. 1,2                           16,600       506,964
--------------------------------------------------------------------------------
Atmel Corp. 1                                             297,400     1,284,768
--------------------------------------------------------------------------------
ATMI, Inc. 1,2                                             60,500     1,951,125
--------------------------------------------------------------------------------
AuthenTec, Inc. 1,2                                         9,700       140,941
--------------------------------------------------------------------------------
Brooks Automation, Inc. 1,2                               145,400     1,920,734
--------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1,2                           47,400     1,702,134
--------------------------------------------------------------------------------
Cohu, Inc. 2                                               21,100       322,830
--------------------------------------------------------------------------------
Credence Systems Corp. 1,2                                110,400       267,168
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                            64,600     2,514,878
--------------------------------------------------------------------------------
DSP Group, Inc. 1                                           3,800        46,360
--------------------------------------------------------------------------------
EMCORE Corp. 1,2                                           45,300       693,090
--------------------------------------------------------------------------------
Entegris, Inc. 1                                          207,700     1,792,451
--------------------------------------------------------------------------------
FEI Co. 1,2                                                81,000     2,011,230
--------------------------------------------------------------------------------
Hittite Microwave Corp. 1,2                                 2,300       109,848
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                      137,900     1,559,649
--------------------------------------------------------------------------------
Intellon Corp. 1,2                                         17,600       132,704
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                      71,700     1,755,216
--------------------------------------------------------------------------------
IXYS Corp. 1                                                2,500        20,050
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                           43,300     2,085,328
--------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                    66,200       454,132
--------------------------------------------------------------------------------
Lam Research Corp. 1                                       37,900     1,638,417
--------------------------------------------------------------------------------
Linear Technology Corp. 2                                  66,900     2,129,427
--------------------------------------------------------------------------------
LTX Corp. 1,2                                              30,300        96,354
--------------------------------------------------------------------------------
Mattson Technology, Inc. 1,2                               62,600       535,856
--------------------------------------------------------------------------------
Micrel, Inc. 2                                            174,600     1,475,370
--------------------------------------------------------------------------------
Microtune, Inc. 1,2                                        45,300       295,809
--------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1,2                         25,400       125,984
--------------------------------------------------------------------------------
MKS Instruments, Inc. 1,2                                 101,900     1,950,366
--------------------------------------------------------------------------------
Monolithic Power Systems, Inc. 1,2                         32,400       695,628
--------------------------------------------------------------------------------
National Semiconductor Corp.                               84,500     1,913,080
--------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1,2                            19,800       637,560
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                   64,600     1,781,022
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                                185,500     1,647,240
--------------------------------------------------------------------------------
Pericom Semiconductor Corp. 1                              14,100       263,670
--------------------------------------------------------------------------------
Photronics, Inc. 1                                          2,800        34,916
--------------------------------------------------------------------------------
PMC-Sierra, Inc. 1,2                                      306,700     2,005,818
--------------------------------------------------------------------------------
Rambus, Inc. 1,2                                           48,200     1,009,308
--------------------------------------------------------------------------------
RF Micro Devices, Inc. 1,2                                374,200     2,136,682
--------------------------------------------------------------------------------
Rubicon Technology, Inc. 1                                 31,000       736,250
--------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1,2                             29,300       331,676
--------------------------------------------------------------------------------
Semtech Corp. 1                                           118,900     1,845,328
--------------------------------------------------------------------------------
Sigma Designs, Inc. 1,2                                    37,400     2,064,480
--------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                               41,800     1,564,574

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Silicon Storage Technology, Inc. 1,2                   37,800   $       113,022
--------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                       21,189           532,480
--------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1,2                          258,300         2,195,550
--------------------------------------------------------------------------------
Standard Microsystems Corp. 1                          30,700         1,199,449
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                     14,600           456,834
--------------------------------------------------------------------------------
Techwell, Inc. 1,2                                      9,300           102,393
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                      175,800         1,817,772
--------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                           18,000           748,800
--------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                         31,300           207,519
--------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1,2                         17,300           211,060
--------------------------------------------------------------------------------
Ultratech, Inc. 1                                       1,600            18,144
--------------------------------------------------------------------------------
Varian Semiconductor
Equipment Associates, Inc. 1                           47,150         1,744,550
--------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                            27,300           455,910
--------------------------------------------------------------------------------
Verigy Ltd. 1                                          85,900         2,333,903
--------------------------------------------------------------------------------
Volterra Semiconductor Corp. 1,2                       21,100           232,733
--------------------------------------------------------------------------------
Xilinx, Inc.                                           94,200         2,060,154
--------------------------------------------------------------------------------
Zoran Corp. 1                                         102,600         2,309,526
                                                                ----------------
                                                                     71,188,318

--------------------------------------------------------------------------------
SOFTWARE--8.1%
Activision, Inc. 1                                     83,900         2,491,830
--------------------------------------------------------------------------------
Actuate Corp. 1,2                                      88,700           689,199
--------------------------------------------------------------------------------
Advent Software, Inc. 1,2                              35,600         1,925,960
--------------------------------------------------------------------------------
Ansoft Corp. 1,2                                       23,100           597,135
--------------------------------------------------------------------------------
Ansys, Inc. 1                                          41,200         1,708,152
--------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                            161,300         2,616,286
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                       51,200         2,547,712
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                   124,100         1,958,298
--------------------------------------------------------------------------------
Blackbaud, Inc.                                        62,689         1,757,800
--------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                   41,400         1,666,350
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                   62,700         2,234,628
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                        112,400         1,911,924
--------------------------------------------------------------------------------
Check Point Software
Technologies Ltd. 1                                    52,400         1,150,704
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                 53,400         2,029,734
--------------------------------------------------------------------------------
Cognos, Inc. 1                                         28,341         1,631,591
--------------------------------------------------------------------------------
Commvault Systems, Inc. 1                              37,000           783,660
--------------------------------------------------------------------------------
Compuware Corp. 1                                     190,600         1,692,528
--------------------------------------------------------------------------------
Concur Technologies, Inc. 1,2                          56,800         2,056,728
--------------------------------------------------------------------------------
Double-Take Software, Inc. 1                           28,200           612,504
--------------------------------------------------------------------------------
EPIQ Systems, Inc. 1                                   25,800           449,178
--------------------------------------------------------------------------------
Fair Isaac Corp. 2                                     48,900         1,572,135
--------------------------------------------------------------------------------
FalconStor Software, Inc. 1,2                          58,200           655,332
--------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc. 2                  84,900         2,066,466

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SOFTWARE Continued
i2 Technologies, Inc. 1                                 5,800   $        73,080
--------------------------------------------------------------------------------
Informatica Corp. 1,2                                 133,700         2,409,274
--------------------------------------------------------------------------------
Interactive Intelligence, Inc. 1,2                     25,500           671,925
--------------------------------------------------------------------------------
Intervoice, Inc. 1,2                                   32,700           261,273
--------------------------------------------------------------------------------
Intuit, Inc. 1                                         71,900         2,272,759
--------------------------------------------------------------------------------
JDA Software Group, Inc. 1                             31,500           644,490
--------------------------------------------------------------------------------
Lawson Software, Inc. 1                               217,600         2,228,224
--------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                      11,500           140,415
--------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                           27,100           714,356
--------------------------------------------------------------------------------
McAfee, Inc. 1                                         50,700         1,901,250
--------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                               1,500            16,170
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                 22,700         1,592,632
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                         26,100         2,482,110
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                          6,800           514,080
--------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1,2                      13,800           405,168
--------------------------------------------------------------------------------
NetScout Systems, Inc. 1                               13,400           171,118
--------------------------------------------------------------------------------
Novell, Inc. 1                                        246,000         1,690,020
--------------------------------------------------------------------------------
Nuance Communications, Inc. 1                          31,100           580,948
--------------------------------------------------------------------------------
Parametric Technology Corp. 1                          13,900           248,115
--------------------------------------------------------------------------------
Progress Software Corp. 1                              25,500           858,840
--------------------------------------------------------------------------------
PROS Holdings, Inc. 1                                  28,000           549,360
--------------------------------------------------------------------------------
Quality Systems, Inc. 2                                 2,700            82,323
--------------------------------------------------------------------------------
Quest Software, Inc. 1,2                               66,600         1,228,104
--------------------------------------------------------------------------------
Radiant Systems, Inc. 1,2                              39,700           684,031
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                        85,700         1,785,988
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                 21,500         1,347,835
--------------------------------------------------------------------------------
Secure Computing Corp. 1                                7,600            72,960
--------------------------------------------------------------------------------
Sonic Solutions, Inc. 1,2                              16,600           172,474
--------------------------------------------------------------------------------
SPSS, Inc. 1,2                                         26,400           948,024
--------------------------------------------------------------------------------
Sybase, Inc. 1                                         51,000         1,330,590
--------------------------------------------------------------------------------
Synchronoss Technologies, Inc. 1,2                     32,865         1,164,736
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                       68,700         1,781,391
--------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                   24,500           729,610
--------------------------------------------------------------------------------
The9 Ltd., ADR 1,2                                     29,200           622,544
--------------------------------------------------------------------------------
THQ, Inc. 1,2                                          32,600           918,994
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                200,000         1,614,000
--------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                           45,700           589,073
--------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                20,600           648,282
--------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1              10,600           295,952
--------------------------------------------------------------------------------
Wind River Systems, Inc. 1                             99,200           885,856
                                                                ----------------
                                                                     74,134,208

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MATERIALS--7.6%
--------------------------------------------------------------------------------
CHEMICALS--3.3%
American Vanguard Corp.                                 2,400   $        41,640
--------------------------------------------------------------------------------
Arch Chemicals, Inc.                                   44,000         1,617,000
--------------------------------------------------------------------------------
Ashland, Inc.                                          29,900         1,418,157
--------------------------------------------------------------------------------
Cabot Corp.                                            21,100           703,474
--------------------------------------------------------------------------------
Calgon Carbon Corp. 1,2                                47,600           756,364
--------------------------------------------------------------------------------
Celanese Corp., Series A                               45,600         1,929,792
--------------------------------------------------------------------------------
CF Industries Holdings, Inc.                           23,200         2,553,392
--------------------------------------------------------------------------------
Eastman Chemical Co.                                   14,400           879,696
--------------------------------------------------------------------------------
Ferro Corp.                                            40,100           831,273
--------------------------------------------------------------------------------
Fuller (H.B.) Co. 2                                    80,600         1,809,470
--------------------------------------------------------------------------------
GenTek, Inc. 1,2                                        4,500           131,715
--------------------------------------------------------------------------------
ICO, Inc. 1                                            36,200           464,808
--------------------------------------------------------------------------------
Innophos Holdings, Inc. 2                              14,400           214,272
--------------------------------------------------------------------------------
Innospec, Inc.                                         22,800           391,248
--------------------------------------------------------------------------------
Koppers Holdings, Inc. 2                               24,800         1,072,352
--------------------------------------------------------------------------------
Landec Corp. 1,2                                       38,600           517,240
--------------------------------------------------------------------------------
LSB Industries, Inc. 1                                 12,200           344,284
--------------------------------------------------------------------------------
Minerals Technologies, Inc. 2                           2,400           160,680
--------------------------------------------------------------------------------
NewMarket Corp.                                         3,200           178,208
--------------------------------------------------------------------------------
Olin Corp. 2                                           74,900         1,447,817
--------------------------------------------------------------------------------
OM Group, Inc. 1                                       43,200         2,485,728
--------------------------------------------------------------------------------
PolyOne Corp. 1                                         6,100            40,138
--------------------------------------------------------------------------------
Rockwood Holdings, Inc. 1                              14,800           491,656
--------------------------------------------------------------------------------
Schulman (A.), Inc.                                    22,000           474,100
--------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                    30,900         1,156,278
--------------------------------------------------------------------------------
Sensient Technologies Corp.                            77,000         2,177,560
--------------------------------------------------------------------------------
Spartech Corp.                                         20,500           289,050
--------------------------------------------------------------------------------
Stepan Co. 2                                            6,100           198,433
--------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                             53,900         2,574,264
--------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                   7,100            63,190
--------------------------------------------------------------------------------
Valhi, Inc. 2                                           1,600            25,504
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                88,200         2,309,076
--------------------------------------------------------------------------------
Zep, Inc. 1                                            27,400           380,038
                                                                ----------------
                                                                     30,127,897

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
AptarGroup, Inc. 2                                      8,700           355,917
--------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                 28,900           741,285
--------------------------------------------------------------------------------
Graphic Packaging Corp. 1,2                             6,400            23,616
--------------------------------------------------------------------------------
Myers Industries, Inc.                                 21,200           306,764
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                 47,300         2,341,350

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Packaging Corp. of America                             59,600   $     1,680,720
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                   82,400         2,093,784
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                  21,600         1,121,904
                                                                ----------------
                                                                      8,665,340

--------------------------------------------------------------------------------
METALS & MINING--3.2%
AK Steel Holding Corp. 1                               37,400         1,729,376
--------------------------------------------------------------------------------
Amerigo Resources Ltd.                                118,700           274,713
--------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                    8,000           296,160
--------------------------------------------------------------------------------
Carpenter Technology Corp.                             25,300         1,901,801
--------------------------------------------------------------------------------
Century Aluminum Co. 1,2                               51,700         2,788,698
--------------------------------------------------------------------------------
Claymont Steel Holdings, Inc. 1                         4,800           112,080
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                                5,200           524,160
--------------------------------------------------------------------------------
Commercial Metals Co.                                  15,300           450,585
--------------------------------------------------------------------------------
Compass Minerals International, Inc. 2                 51,000         2,091,000
--------------------------------------------------------------------------------
Esmark, Inc. 1,2                                        1,033            14,596
--------------------------------------------------------------------------------
Farallon Resources Ltd. 1                             156,700           110,374
--------------------------------------------------------------------------------
Haynes International, Inc. 1,2                          5,600           389,200
--------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                  258,600         2,417,910
--------------------------------------------------------------------------------
Metal Management, Inc. 2                               54,500         2,481,385
--------------------------------------------------------------------------------
Olympic Steel, Inc. 2                                   1,800            57,078
--------------------------------------------------------------------------------
Quanex Corp.                                           52,223         2,710,374
--------------------------------------------------------------------------------
Redcorp Ventures Ltd. 1,3                             666,400           177,698
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                       26,100         1,414,620
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                     27,800         1,921,814
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                   35,600         2,120,692
--------------------------------------------------------------------------------
United States Steel Corp.                              25,200         3,046,932
--------------------------------------------------------------------------------
Universal Stainless &
Alloy Products, Inc. 1,2                                5,700           202,749
--------------------------------------------------------------------------------
Worthington Industries, Inc. 2                        111,000         1,984,680
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                       2,011            26,084
                                                                ----------------
                                                                     29,244,759

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
AbitibiBowater, Inc. 2                                  9,780           201,566
--------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1,2                         45,000           562,500
--------------------------------------------------------------------------------
Glatfelter 2                                            6,500            99,515
--------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc. 2               15,800           409,378
--------------------------------------------------------------------------------
Wausau Paper Corp. 2                                   29,700           267,003
                                                                ----------------
                                                                      1,539,962

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
Alaska Communications
Systems Group, Inc. 2                                  48,900   $       733,500
--------------------------------------------------------------------------------
Atlantic Tele-Network, Inc. 2                          15,200           513,456
--------------------------------------------------------------------------------
Cbeyond, Inc. 1,2                                      51,900         2,023,581
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       33,300         1,380,618
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                               521,800         2,478,550
--------------------------------------------------------------------------------
Cogent Communications Group, Inc. 1,2                  75,100         1,780,621
--------------------------------------------------------------------------------
Consolidated Communications
Holdings, Inc.                                         20,370           405,363
--------------------------------------------------------------------------------
Embarq Corp.                                           44,100         2,184,273
--------------------------------------------------------------------------------
FairPoint Communications, Inc. 2                       11,800           153,636
--------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc. 2               30,300           492,678
--------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                          1,500            34,035
--------------------------------------------------------------------------------
NTELOS Holdings Corp.                                  59,100         1,754,679
--------------------------------------------------------------------------------
PAETEC Holding Corp. 1,2                               15,200           148,200
--------------------------------------------------------------------------------
Premiere Global Services, Inc. 1,2                    142,800         2,120,580
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1,2                                68,000           476,680
--------------------------------------------------------------------------------
Shenandoah
Telecommunications Co. 2                                1,100            26,378
--------------------------------------------------------------------------------
SureWest Communications 2                                 700            11,970
--------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl. A 1                     12,400           251,596
--------------------------------------------------------------------------------
Vonage Holdings Corp. 1                                 6,200            14,260
--------------------------------------------------------------------------------
Windstream Corp.                                       64,600           841,092
                                                                ----------------
                                                                     17,825,746

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Centennial Communications Corp. 1                      89,500           831,455
--------------------------------------------------------------------------------
Rural Cellular Corp., Cl. A 1,2                         5,700           251,313
--------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1                            117,900         1,836,882
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                      30,000         1,878,000
--------------------------------------------------------------------------------
USA Mobility, Inc.                                      5,600            80,080
                                                                ----------------
                                                                      4,877,730

--------------------------------------------------------------------------------
UTILITIES--1.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
El Paso Electric Co. 1                                 49,400         1,263,158
--------------------------------------------------------------------------------
Otter Tail Corp. 2                                     12,600           435,960
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                 16,600           435,584
--------------------------------------------------------------------------------
UniSource Energy Corp.                                 26,200           826,610
                                                                ----------------
                                                                      2,961,312

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ENERGY TRADERS--0.0%
Canadian Hydro Developers, Inc. 1                      14,000   $        90,159
--------------------------------------------------------------------------------
GAS UTILITIES--0.6%
New Jersey Resources Corp. 2                           18,000           900,360
--------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                            43,100         2,097,246
--------------------------------------------------------------------------------
South Jersey Industries, Inc.                             400            14,436
--------------------------------------------------------------------------------
Southwest Gas Corp.                                     8,300           247,091
--------------------------------------------------------------------------------
WGL Holdings, Inc. 2                                   68,900         2,257,164
                                                                ----------------
                                                                      5,516,297

--------------------------------------------------------------------------------
MULTI-UTILITIES--0.2%
Avista Corp. 2                                         15,058           324,349
--------------------------------------------------------------------------------
Black Hills Corp. 2                                     8,000           352,800
--------------------------------------------------------------------------------
Energy East Corp.                                      10,300           280,263
--------------------------------------------------------------------------------
Vectren Corp.                                          12,600           365,519
                                                                ----------------
                                                                      1,322,931
                                                                ----------------
Total Common Stocks (Cost $890,535,048)                             906,439,734

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Redcorp Ventures Ltd. Wts.,
Exp. 7/5/09 1,3 (Cost $0)                             333,200            21,793

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--1.1%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.03% 5,6
(Cost $10,327,619)                                 10,327,619        10,327,619
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from
Securities Loaned)
(Cost $900,862,667)                                                 916,789,146

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--24.2% 7
--------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.4%
Countrywide Asset-Backed
Certificates, Series 2006-2,
Cl. 2A1, 4.94%, 1/25/08                          $    113,881           113,711
--------------------------------------------------------------------------------
GSAA Home Equity Trust,
Series 2005-15,
Cl. 2A1, 4.96%, 1/25/08                               801,963           801,651
--------------------------------------------------------------------------------
Specialty Underwriting &
Residential Finance Trust,
Series 2006 BC1,
Cl. A2A, 4.95%, 1/25/08                               510,446           506,816

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE Continued
Structured Asset Investment
Loan Trust, Series 2005-11,
Cl. A4, 4.96%, 1/25/08                             $    215,265   $     215,181
--------------------------------------------------------------------------------
Whitehawk CDO Funding
Corp., 5.04%, 3/17/08                                 2,250,000       2,195,863
                                                                  --------------
                                                                      3,833,222

--------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--0.7%
Wachovia Bank NA,
4.36%, 1/2/08                                         6,000,000       5,984,088
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--10.6%
Undivided interest of 9.65% in joint
repurchase agreement (Principal Amount/
Value $1,000,000,000, with a maturity
value of $1,000,250,000) with Bank of
America NA, 4.50%, dated 12/31/07,
to be repurchased at $96,567,627
on 1/2/08, collateralized by U.S.
Agency Mortgages, 5%, 5/1/35,
with a value of $1,020,000,000 8                     96,543,491      96,543,491
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--12.1%
American Express Credit Corp.,
5.04%, 1/15/08                                        4,000,000       4,000,136
--------------------------------------------------------------------------------
American General Finance Corp.,
5.24%, 1/9/08                                         6,501,520       6,434,669
--------------------------------------------------------------------------------
American Honda Finance Corp.,
5.16%, 3/10/08                                        6,503,884       6,501,872
--------------------------------------------------------------------------------
ANZ National (Int'l) Ltd.,
4.37%, 1/2/08                                         7,997,376       7,983,488
--------------------------------------------------------------------------------
Beta Finance, Inc., 4.37%, 1/2/08                     2,999,893       2,991,267
--------------------------------------------------------------------------------
Beta Finance, Inc., 4.39%, 1/2/08                     4,997,769       4,900,360
--------------------------------------------------------------------------------
Caixa Catal, 5.18%, 3/7/08                            8,000,000       7,991,200
--------------------------------------------------------------------------------
CAM US Finance SA Unipersonal,
4.96%, 2/1/08                                         6,000,000       5,980,308
--------------------------------------------------------------------------------
CC USA, Inc., 4.37%, 1/2/08                           3,000,000       2,998,794
--------------------------------------------------------------------------------
CC USA, Inc., 4.37%, 1/2/08                           1,000,000         998,779
--------------------------------------------------------------------------------
CC USA, Inc., 4.39%, 1/2/08                           4,497,990       4,425,457
--------------------------------------------------------------------------------
Citigroup Funding, Inc., 4.36%, 1/2/08                5,000,000       4,998,745
--------------------------------------------------------------------------------
Dorada Finance, Inc., 4.37%, 1/2/08                   7,500,000       7,490,798
--------------------------------------------------------------------------------
HSBC Finance Corp., 5.26%, 1/7/08                     2,000,000       1,994,120
--------------------------------------------------------------------------------
K2 (USA) LLC, 4.37%, 1/2/08                           5,997,304       5,852,184
--------------------------------------------------------------------------------
K2 (USA) LLC, 4.39%, 1/2/08                           2,999,811       2,994,048
--------------------------------------------------------------------------------
LINKS Finance LLC, 4.37%, 1/2/08                      3,000,292       2,985,328
--------------------------------------------------------------------------------
MBIA Global Funding LLC,
4.37%, 1/2/08                                         2,500,000       2,496,560
--------------------------------------------------------------------------------
MBIA Global Funding LLC,
4.37%, 1/2/08                                         4,000,000       3,899,904
--------------------------------------------------------------------------------
MBIA Global Funding LLC,
4.86%, 1/30/08                                        2,000,000       1,998,602

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
Metropolitan Life Global Funding,
4.89%, 1/22/08                                     $  7,250,000   $   7,244,861
--------------------------------------------------------------------------------
Nationwide Global Fund I,
4.99%, 3/17/08                                        7,004,704       7,002,366
--------------------------------------------------------------------------------
Sigma Finance, Inc., 4.37%, 1/2/08                    3,000,000       2,997,531
--------------------------------------------------------------------------------
Tango Finance Corp., 4.37%, 1/2/08                    3,499,825       3,490,599
                                                                  --------------
                                                                    110,651,976

--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.4%
Natexis Banques Populaires NY,
4.37%, 1/2/08                                         2,000,000       1,999,812
--------------------------------------------------------------------------------
Natexis Banques Populaires NY,
4.39%, 1/2/08                                         1,999,951       1,999,982
                                                                  --------------
                                                                      3,999,794
                                                                  --------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned (Cost $221,685,524)                               221,012,571
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,122,548,191)                                     124.3%  1,137,801,717
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                           (24.3)   (222,220,801)
                                                     ---------------------------
NET ASSETS                                                100.0%  $ 915,580,916
                                                     ===========================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

     1. Non-income producing security.

     2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

     3.  Represents  securities  sold  under Rule  144A,  which are exempt  from registration under the Securities Act of 1933, as amended. These securities have been  determined  to be  liquid  under  guidelines  established  by the Board of
Trustees.  These securities amount to $372,828 or 0.04% of the Fund's net assets as of December 31, 2007.

     4. Illiquid or  restricted  security.  The  aggregate  value of illiquid or restricted securities as of December 31, 2007 was $30,435, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See
Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

                               ACQUISITION                            UNREALIZED
SECURITY                              DATE        COST      VALUE   DEPRECIATION
--------------------------------------------------------------------------------
Tusk Energy Corp.                 11/15/04   $  38,148   $ 30,435         $7,713

     5. Is or was an  affiliate,  as defined in the  Investment  Company  Act of
1940,  at or during the period ended  December  31, 2007,  by virtue of the Fund owning at least 5% of the voting  securities of the issuer or as a result of the
Fund and the issuer having the same investment adviser.  Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS         GROSS              SHARES
                                                     DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   DECEMBER 31, 2007
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E           7,142,041   258,419,031   255,233,453          10,327,619

                                                                                                              DIVIDEND
                                                                                             VALUE              INCOME
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                     $10,327,619            $383,516

     6. Rate shown is the 7-day yield as of December 31, 2007.

     7. The  security/securities  have been  segregated  to satisfy  the forward commitment  to  return  the  cash  collateral  received  in  securities  lending transactions upon the borrower's return of the securities  loaned. See Note 7 of accompanying Notes.

     8. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,112,220,572)                                     $1,127,474,098
Affiliated companies (cost $10,327,619)                                              10,327,619
                                                                                 ---------------
                                                                                  1,137,801,717
------------------------------------------------------------------------------------------------
Cash                                                                                    140,319
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                     16,963,583
Shares of beneficial interest sold                                                    3,097,771
Dividends                                                                               873,698
Other                                                                                   115,480
                                                                                 ---------------
Total assets                                                                      1,158,992,568

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                          221,745,498
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                20,829,520
Distribution and service plan fees                                                      520,157
Shares of beneficial interest redeemed                                                  206,629
Shareholder communications                                                               56,882
Trustees' compensation                                                                    5,928
Transfer and shareholder servicing agent fees                                             1,795
Other                                                                                    45,243
                                                                                 ---------------
Total liabilities                                                                   243,411,652

------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $  915,580,916
                                                                                 ===============

------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                       $       50,731
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                          852,819,521
------------------------------------------------------------------------------------------------
Accumulated net investment income                                                     2,449,399
------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions       45,007,957
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                        15,253,308
                                                                                 ---------------
NET ASSETS                                                                       $  915,580,916
                                                                                 ===============

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $93,939,232 and 5,160,262 shares of beneficial
interest outstanding)                                                            $        18.20
------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $821,641,684 and 45,570,717 shares of beneficial
interest outstanding)                                                            $        18.03

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $6,998)       $    9,038,683
Affiliated companies                                                             383,516
-----------------------------------------------------------------------------------------
Portfolio lending fees                                                           950,674
-----------------------------------------------------------------------------------------
Interest                                                                          21,102
                                                                          ---------------
Total investment income                                                       10,393,975

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                                5,996,201
-----------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                             1,913,997
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                10,067
Service shares                                                                    10,421
-----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                13,794
Service shares                                                                   109,141
-----------------------------------------------------------------------------------------
Trustees' compensation                                                            17,420
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                        5,083
-----------------------------------------------------------------------------------------
Administration service fees                                                        1,500
-----------------------------------------------------------------------------------------
Other                                                                             72,639
                                                                          ---------------
Total expenses                                                                 8,150,263
Less reduction to custodian expenses                                              (2,441)
Less waivers and reimbursements of expenses                                       (7,393)
                                                                          ---------------
Net expenses                                                                   8,140,429

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          2,253,546

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments from unaffiliated companies                                       50,028,618
Foreign currency transactions                                                    357,606
                                                                          ---------------
Net realized gain                                                             50,386,224
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  (75,427,719)
Translation of assets and liabilities denominated in foreign currencies          151,255
                                                                          ---------------
Net change in unrealized appreciation                                        (75,276,464)

-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  (22,636,694)
                                                                          ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                      2007            2006
------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $    2,253,546   $   1,411,195
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      50,386,224      27,049,092
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 (75,276,464)     41,212,121
                                                                                   -------------------------------
Net increase (decrease) in net assets resulting from operations                       (22,636,694)     69,672,408

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                       (284,891)        (79,081)
Service shares                                                                         (1,096,034)        (90,296)
                                                                                   -------------------------------
                                                                                       (1,380,925)       (169,377)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                     (3,038,041)     (1,560,912)
Service shares                                                                        (23,704,364)    (11,399,106)
                                                                                   -------------------------------
                                                                                      (26,742,405)    (12,960,018)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                     17,695,373      29,898,135
Service shares                                                                        230,810,116     271,706,391
                                                                                   -------------------------------
                                                                                      248,505,489     301,604,526

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                        197,745,465     358,147,539
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   717,835,451     359,687,912
                                                                                   -------------------------------
End of period (including accumulated net investment income of
$2,449,399 and $1,540,319, respectively)                                           $  915,580,916   $ 717,835,451
                                                                                   ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,               2007               2006             2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   19.15           $  17.18         $  16.05       $  13.44       $   9.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .09 1              .08 1            .04 1          .01 1         (.03)
Net realized and unrealized gain (loss)                    (.30)              2.46             1.51           2.60           4.16
                                                      ------------------------------------------------------------------------------
Total from investment operations                           (.21)              2.54             1.55           2.61           4.13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.06)              (.03)              --             --             --
Distributions from net realized gain                       (.68)              (.54)            (.42)            --             --
                                                      ------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.74)              (.57)            (.42)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   18.20           $  19.15         $  17.18       $  16.05       $  13.44
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        (1.21)%            15.00%            9.92%         19.42%         44.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $  93,939           $ 81,405         $ 44,820       $ 38,636       $ 27,551
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $  94,815           $ 62,659         $ 39,708       $ 30,871       $ 20,271
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                               0.48%              0.46%            0.23%          0.06%         (0.30)%
Total expenses                                             0.73% 4,5,6        0.77% 4,5        0.81% 6        0.83% 6        1.01% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     115%               110%             110%           147%           130%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007      0.73%
      Year Ended December 31, 2006      0.77%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SERVICE SHARES   YEAR ENDED DECEMBER 31,                   2007              2006            2005          2004           2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   18.98         $   17.06       $   15.97      $   13.40      $    9.29
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .05 1             .04 1            -- 1,2       (.02) 1        (.02)
Net realized and unrealized gain (loss)                    (.29)             2.42            1.51           2.59           4.13
                                                      ----------------------------------------------------------------------------
Total from investment operations                           (.24)             2.46            1.51           2.57           4.11
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.03)               -- 2            --             --             --
Distributions from net realized gain                       (.68)             (.54)           (.42)            --             --
                                                      ----------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.71)             (.54)           (.42)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   18.03         $   18.98       $   17.06      $   15.97      $   13.40
                                                      ============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        (1.39)%           14.66%           9.71%         19.18%         44.24%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 821,642         $ 636,430       $ 314,868      $ 173,612      $  62,660
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 766,102         $ 479,456       $ 221,324      $ 112,279      $  25,018
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                               0.23%             0.23%           0.02%         (0.14)%        (0.43)%
Total expenses                                             0.97% 5,6,7       1.00% 5,6       1.04% 7        1.06% 7        1.23% 7
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     115%              110%            110%           147%           130%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2. Less than $0.005 per share.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007      0.97%
      Year Ended December 31, 2006      1.00%

     6. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     7. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     Oppenheimer Main Street Small Cap Fund/VA (the "Fund") is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered  under the  Investment  Company Act of 1940,  as amended.  The Fund's investment  objective is to seek  capital  appreciation.  The Fund's  investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund  offers  two  classes of shares.  Both  classes  are sold at their offering price,  which is the net asset value per share, to separate  investment accounts of participating  insurance  companies as an underlying  investment for variable life insurance policies, variable annuity contracts or other investment products.  The class of shares  designated  as  Service  shares is  subject to a distribution  and service plan. Both classes of shares have identical rights and voting  privileges  with  respect to the Fund in general  and  exclusive  voting rights on matters  that affect that class  alone.  Earnings,  net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

     SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the  "Exchange"),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized by the Board of Trustees.  Securities traded on a registered
U.S. securities exchange are valued based on the last sale price of the security traded on that  exchange  prior to the time when the Fund's  assets are  valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading day, if it is within the spread of the closing  "bid" and "asked"
prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean  between  the  "bid"  and  "asked"  prices.  Securities  for  which  market quotations are not readily available are valued at their fair value.  Securities whose values have been materially  affected by what the Manager  identifies as a significant  event  occurring  before the Fund's assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Board of Trustees.  Shares of a registered investment company that are not  traded  on an  exchange  are  valued  at the  acquired  investment company's net asset value per share.  "Money  market-type" debt instruments with remaining  maturities  of sixty days or less are valued at cost  adjusted by the amortization  of  discount  or  premium  to  maturity  (amortized  cost),  which approximates market value.

--------------------------------------------------------------------------------

     CONCENTRATION  OF RISKS.  The Fund from time to time may have  elements  of concentration  risk due to the value of certain  securities held compared to the overall net investments value of the Fund. Such  concentrations  may subject the
Fund to additional risks.

--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION.  The Fund's accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the Fund's  books and the U.S.  dollar  equivalent  of the  amounts actually  received or paid. Net unrealized  appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies  arise from changes in the values of assets and liabilities,  including  investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

     INVESTMENT  IN  OPPENHEIMER  INSTITUTIONAL  MONEY MARKET FUND.  The Fund is
permitted to invest daily available cash balances in an affiliated  money market fund.  The Fund may invest the available  cash in Class E shares of  Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of IMMF.  The  Fund's
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Fund is subject to its  proportional  share of IMMF's  Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------

     JOINT REPURCHASE  AGREEMENTS.  Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission,  the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements.  Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements  mature.  Each agreement  requires that the market value of the  collateral be sufficient to cover  payments of interest and  principal.  If the seller of the  agreement  defaults  and the value of the
collateral  declines,  or  if  the  seller  enters  an  insolvency   proceeding,
realization  of the  value  of the  collateral  by the Fund  may be  delayed  or limited.

--------------------------------------------------------------------------------

     ALLOCATION OF INCOME,  EXPENSES,  GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

     FEDERAL TAXES.  The Fund intends to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The  statute of  limitations  on the  Fund's tax return  filings remain open for the three preceding fiscal reporting period ends.

     The tax  components  of  capital  shown in the  following  table  represent
distribution   requirements   the  Fund  must  satisfy   under  the  income  tax
regulations,  losses  the Fund may be able to offset  against  income  and gains realized  in  future  years  and  unrealized  appreciation  or  depreciation  of securities and other investments for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $7,547,318         $42,946,708                $21,937          $12,244,504

     1. The Fund had $1,265 of post-October  foreign  currency losses which were deferred.

     2. The Fund had $20,672 of post-October  passive foreign investment company losses which were deferred.

     3. During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward.

     4. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     Accordingly,  the following amounts have been reclassified for December 31,
2007. Net assets of the Fund were unaffected by the reclassifications.

                                                REDUCTION TO
                              INCREASE TO    ACCUMULATED NET
   INCREASE               ACCUMULATED NET      REALIZED GAIN
   TO PAID-IN CAPITAL   INVESTMENT INCOME   ON INVESTMENTS 5
   ---------------------------------------------------------
   $3,247,498                     $36,459         $3,283,957

     5.  $3,247,498,   including  $2,905,691  of  long-term  capital  gain,  was
distributed in connection with Fund share redemptions.

     The tax character of distributions paid during the years ended December 31,
2007 and December 31, 2006 was as follows:

                                     YEAR ENDED          YEAR ENDED
                              DECEMBER 31, 2007   DECEMBER 31, 2006
   ----------------------------------------------------------------
   Distributions paid from:
   Ordinary income                  $ 2,813,251         $   848,573
   Long-term capital gain            25,310,079          12,280,822
                                    -------------------------------
   Total                            $28,123,330         $13,129,395
                                    ===============================

     The aggregate cost of securities and other  investments and the composition of unrealized  appreciation and depreciation of securities and other investments for federal  income tax purposes as of December  31, 2007 are noted  below.  The primary  difference  between  book  and  tax  appreciation  or  depreciation  of securities and other  investments,  if applicable,  is  attributable  to the tax deferral of losses or tax realization of financial statement  unrealized gain or loss.

   Federal tax cost of securities   $1,125,556,995
                                    ==============

   Gross unrealized appreciation    $   91,049,437
   Gross unrealized depreciation       (78,804,933)
                                    --------------
   Net unrealized appreciation      $   12,244,504
                                    ==============

--------------------------------------------------------------------------------

     TRUSTEES'  COMPENSATION.  The Board of Trustees has adopted a  compensation deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting  principles,  are recorded on the  ex-dividend  date.  Income and  capital  gain  distributions,  if any,  are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------

     INVESTMENT  INCOME.  Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend  date may have  passed.  Non-cash  dividends  included  in  dividend income,  if any,  are  recorded  at the  fair  market  value  of the  securities received. Interest income is recognized on an accrual basis. Market discount and premium,  which are included in interest  income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------

     CUSTODIAN  FEES.   "Custodian  fees  and  expenses"  in  the  Statement  of
Operations  may  include  interest  expense  incurred  by the  Fund on any  cash overdrafts of its custodian account during the period.  Such cash overdrafts may result from the effects of failed trades in portfolio  securities  and from cash outflows resulting from unanticipated  shareholder redemption activity. The Fund pays interest to its custodian on such cash  overdrafts,  to the extent they are not offset by positive cash balances  maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%.  The  "Reduction to custodian  expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.  Such interest  expense and other  custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------

     SECURITY  TRANSACTIONS.  Security  transactions  are  recorded on the trade date.  Realized gains and losses on securities  sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

     INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

     OTHER.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

     The Fund has  authorized an unlimited  number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                             YEAR ENDED DECEMBER 31, 2007    YEAR ENDED DECEMBER 31, 2006
                                                  SHARES           AMOUNT        SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                           1,931,787   $   37,725,561     2,252,265    $   40,943,154
Dividends and/or distributions reinvested        177,034        3,322,932        91,722         1,639,993
Redeemed                                      (1,200,537)     (23,353,120)     (700,330)      (12,685,012)
                                             -------------------------------------------------------------
Net increase                                     908,284   $   17,695,373     1,643,657    $   29,898,135
                                             =============================================================

----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                          15,587,096   $  300,314,601    17,621,426    $  317,270,866
Dividends and/or distributions reinvested      1,328,184       24,744,065       639,766        11,362,246
Redeemed                                      (4,874,156)     (94,248,550)   (3,189,608)      (56,926,721)
                                             -------------------------------------------------------------
Net increase                                  12,041,124   $  230,810,116    15,071,584    $  271,706,391
                                             =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

     The  aggregate  cost of purchases  and proceeds  from sales of  securities, other than  short-term  obligations  and investments in IMMF, for the year ended
December 31, 2007, were as follows:

                                    PURCHASES            SALES
      --------------------------------------------------------
      Investment securities    $ 1,198,139,130   $ 980,835,656

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management  fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $200 million          0.75%
                       Next $200 million           0.72
                       Next $200 million           0.69
                       Next $200 million           0.66
                       Over $800 million           0.60

--------------------------------------------------------------------------------

     ADMINISTRATION  SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES.  OppenheimerFunds  Services ("OFS"), a division of the
Manager,  acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended  December 31, 2007, the Fund paid $20,460 to OFS for services to the Fund.

     Additionally,  funds  offered in variable  annuity  separate  accounts  are subject to minimum  fees of $10,000  per class,  for class  level  assets of $10 million or more.  Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

     DISTRIBUTION  AND SERVICE PLAN FOR SERVICE  SHARES.  The Fund has adopted a
Distribution  and Service Plan (the "Plan") in accordance  with Rule 12b-1 under the Investment  Company Act of 1940 for Service  shares to pay  OppenheimerFunds
Distributor,  Inc.  (the  "Distributor"),  for  distribution  related  services, personal  service and account  maintenance for the Fund's Service shares.  Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average  annual  net  assets of  Service  shares of the  Fund.  The  Distributor currently  uses all of those  fees to  compensate  sponsor(s)  of the  insurance product that offers Fund shares,  for providing personal service and maintenance of accounts of their variable  contract owners that hold Service  shares.  These fees are  paid out of the  Fund's  assets  on an  on-going  basis  and  increase operating  expenses of the Service  shares,  which results in lower  performance compared  to the  Fund's  shares  that are not  subject to a service  fee.  Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

     WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer  and  shareholder  servicing  agent  fees for all  classes  to 0.35% of average  annual  net  assets  per  class.  This  undertaking  may be  amended or withdrawn at any time.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
IMMF.  During the year ended  December 31, 2007,  the Manager  waived $7,393 for
IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter  into  foreign  currency  exchange  contracts  ("forward contracts") for the purchase or sale of a foreign  currency at a negotiated rate at a future date.

     Foreign currency  exchange  contracts are reported on a schedule  following the Statement of Investments.  Forward contracts will be valued daily based upon the closing prices of the forward  currency rates determined at the close of the
Exchange  as  provided  by a bank,  dealer or  pricing  service.  The  resulting unrealized  appreciation  (depreciation)  is reported in the Statement of Assets and  Liabilities  as a receivable  or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation).  At contract close, the  difference  between the original  cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Fund include  both market and credit risk.  Market risk is the risk that the value of the forward  contract will  depreciate due to unfavorable changes in the exchange rates.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty  defaults,  the Fund's loss will consist  of the net  amount of  contractual  payments  that the Fund has not yet received.

     As of December 31, 2007, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

     As of December 31, 2007, investments in securities included issues that are illiquid or restricted.  Investments may be illiquid because they do not have an active  trading  market,  making it  difficult  to value them or dispose of them promptly at an acceptable  price.  A restricted  security may have a contractual restriction  on its resale and is valued under methods  approved by the Board of
Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets  (determined  at the time of purchase and reviewed  periodically)  in illiquid and restricted securities. Certain restricted securities,  eligible for resale  to  qualified  institutional  purchasers,  may  not be  subject  to that limitation.  Securities  that are  illiquid  or  restricted  are marked  with an applicable footnote on the Statement of Investments.  Restricted  securities are reported on a schedule following the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

     The Fund  lends  portfolio  securities  from  time to time in order to earn additional  income in the form of fees or  interest  on  securities  received as collateral or the investment of any cash received as  collateral.  The loans are secured by  collateral  (either  securities,  letters of credit,  or cash) in an amount not less than 100% of the market  value of the loaned  securities  during the period of the loan. The market value of the loaned  securities is determined at the close of each  business day and any  additional  required  collateral  is delivered to the Fund on the next business day. If the borrower  defaults on its obligation  to return  the  securities  loaned  because of  insolvency  or other reasons,  the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic  benefit of interest or dividends paid on the securities  loaned in the form of a substitute  payment received from the borrower and recognizes the gain or loss in the fair value of the  securities  loaned  that may occur  during the term of the loan. The Fund has the right under the lending  agreement to recover the  securities  from the borrower on demand.  As of December 31, 2007, the Fund had on loan securities  valued at  $214,747,576.  Collateral of $221,919,567 was received  for the  loans,  of  which  $221,745,498  was  received  in  cash  and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

     In September  2006,  Financial  Accounting  Standards Board ("FASB") issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MIDCAP FUND/VA:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer  MidCap  Fund/VA  (the  "Fund"),  a series of  Oppenheimer  Variable
Account Funds, including the statement of investments,  as of December 31, 2007, and the related  statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the  financial  highlights  for each of the five years in the period then ended.
These financial  statements and financial  highlights are the  responsibility of the  Fund's  management.  Our  responsibility  is to express an opinion on these financial statements and financial highlights based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not  required to have,  nor were we engaged to perform,  an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of  securities  owned  as of  December  31,  2007,  by  correspondence  with the custodian  and  brokers;  where  replies  were not  received  from  brokers,  we performed  other  auditing  procedures.  We believe  that our  audits  provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007,  the results of its  operations  for the year then ended,  the  changes  in its net  assets for each of the two years in the period then  ended,  and the  financial  highlights  for each of the five  years in the period then ended, in conformity with accounting  principles  generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.0%
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.6%
ITT Educational Services, Inc. 1                       116,400   $    9,925,428
--------------------------------------------------------------------------------
New Oriental Education & Technology
Group, Inc., Sponsored ADR 1                            84,000        6,769,560
                                                                 ---------------
                                                                     16,694,988

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.7%
Burger King Holdings, Inc.                             526,000       14,996,260
--------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                                235,100       24,227,055
                                                                 ---------------
                                                                     39,223,315

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Harman International Industries, Inc.                   90,700        6,685,497
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.8%
Liberty Media Holding
Corp.-Interactive, Series A 1                          959,400       18,305,352
--------------------------------------------------------------------------------
MEDIA--4.7%
Cablevision Systems Corp.
New York Group, Cl. A 1                                621,500       15,226,750
--------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                        290,900       16,526,029
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                       476,800       17,446,112
                                                                 ---------------
                                                                     49,198,891

--------------------------------------------------------------------------------
SPECIALTY RETAIL--5.0%
Abercrombie & Fitch Co., Cl. A                      141,400       11,307,758
--------------------------------------------------------------------------------
CarMax, Inc. 1                                         618,300       12,211,425
--------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                                186,400       11,577,304
--------------------------------------------------------------------------------
Tiffany & Co.                                       374,200       17,224,426
                                                                 ---------------
                                                                     52,320,913

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Polo Ralph Lauren Corp., Cl. A                         447,300       27,638,667
--------------------------------------------------------------------------------
ENERGY--8.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.9%
Cameron International Corp. 1                          439,400       21,148,322
--------------------------------------------------------------------------------
Smith International, Inc.                              272,700       20,138,895
                                                                 ---------------
                                                                     41,287,217

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.3%
Murphy Oil Corp.                                       271,700       23,051,028
--------------------------------------------------------------------------------
Range Resources Corp.                                  395,700       20,323,152
--------------------------------------------------------------------------------
SandRidge Communications, Inc. 1                        45,940        1,647,408
                                                                 ---------------
                                                                     45,021,588

                                                        SHARES           VALUE
--------------------------------------------------------------------------------
FINANCIALS--8.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.9%
Affiliated Managers Group, Inc. 1                      157,900   $   18,546,934
--------------------------------------------------------------------------------
Charles Schwab Corp. (The)                             425,300       10,866,415
--------------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A                   709,801       11,058,700
                                                                 ---------------
                                                                     40,472,049

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
CME Group, Inc.                                         13,000        8,918,000
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.5%
Boston Properties, Inc.                                176,100       16,167,741
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.1%
CB Richard Ellis Group, Inc., Cl. A 1                  343,320        7,398,546
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                               199,000       14,160,840
                                                                 ---------------
                                                                     21,559,386

--------------------------------------------------------------------------------
HEALTH CARE--16.0%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
Bard (C.R.), Inc.                                      166,300       15,765,240
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                             464,400       27,227,772
                                                                 ---------------
                                                                     42,993,012

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
Coventry Health Care, Inc. 1                           337,575       20,001,319
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                 275,700       16,927,980
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                     204,900        9,062,727
                                                                 ---------------
                                                                     45,992,026

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--2.5%
Cerner Corp. 1                                         471,700       26,603,880
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.3%
Covance, Inc. 1                                        403,800       34,977,156
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.7%
Shire Pharmaceuticals
Group plc, ADR                                         263,200       18,147,640
--------------------------------------------------------------------------------
INDUSTRIALS--15.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.3%
Alliant Techsystems, Inc. 1                             43,200        4,914,432
--------------------------------------------------------------------------------
Curtiss-Wright Corp.                                   185,700        9,322,140
--------------------------------------------------------------------------------
Precision Castparts Corp.                               72,500       10,055,750
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                 145,200       10,450,044
--------------------------------------------------------------------------------
Spirit Aerosystems Holdings,
Inc., Cl. A 1                                          299,400       10,329,300
                                                                 ---------------
                                                                     45,071,666

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.5%
C.H. Robinson Worldwide, Inc.                          151,600   $    8,204,592
--------------------------------------------------------------------------------
Expeditors International of
Washington, Inc.                                       169,400        7,568,792
                                                                 --------------
                                                                     15,773,384

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.6%
EnergySolutions, Inc. 1                                365,500        9,864,845
--------------------------------------------------------------------------------
FTI Consulting, Inc. 1                                 104,800        6,459,872
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                     212,500       12,869,000
--------------------------------------------------------------------------------
Robert Half International, Inc.                        306,300        8,282,352
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                     361,800       21,490,920
                                                                 ---------------
                                                                     58,966,989

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Foster Wheeler Ltd. 1                                   20,400        3,162,408
--------------------------------------------------------------------------------
Quanta Services, Inc. 1                                386,200       10,133,888
                                                                 ---------------
                                                                     13,296,296

--------------------------------------------------------------------------------
MACHINERY--1.4%
Oshkosh Truck Corp.                                    318,700       15,061,762
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Fastenal Co.                                           287,200       11,608,624
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.9%
F5 Networks, Inc. 1                                    372,300       10,617,996
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         266,500       10,486,775
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                               77,600        8,799,840
                                                                 ---------------
                                                                     29,904,611

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
Network Appliance, Inc. 1                              465,300       11,613,888
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
Amphenol Corp., Cl. A                                  385,100       17,857,087
--------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                              515,800       15,597,792
                                                                 ---------------
                                                                     33,454,879

--------------------------------------------------------------------------------
IT SERVICES--6.3%
Affiliated Computer Services, Inc., Cl. A 1            448,400       20,222,840
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                 572,600       19,434,044
--------------------------------------------------------------------------------
SAIC, Inc. 1                                           897,900       18,065,748
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                              373,400        8,681,550
                                                                 ---------------
                                                                     66,404,182

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
FormFactor, Inc. 1                                     385,800   $   12,769,980
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                       278,900       13,431,824
--------------------------------------------------------------------------------
Varian Semiconductor
Equipment Associates, Inc. 1                           226,750        8,389,750
                                                                 ---------------
                                                                     34,591,554

--------------------------------------------------------------------------------
SOFTWARE--5.6%
Amdocs Ltd. 1                                          472,800       16,297,416
--------------------------------------------------------------------------------
Ansys, Inc. 1                                          263,700       10,933,002
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                       286,400       14,251,264
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                         307,950       17,152,815
                                                                 ---------------
                                                                     58,634,497

--------------------------------------------------------------------------------
MATERIALS--2.3%
--------------------------------------------------------------------------------
CHEMICALS--0.5%
PPG Industries, Inc.                                    75,200        5,281,296
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
Vulcan Materials Co.                                    64,600        5,109,214
--------------------------------------------------------------------------------
METALS & MINING--1.3%
Allegheny Technologies, Inc.                            81,200        7,015,680
--------------------------------------------------------------------------------
Titanium Metals Corp.                                  236,600        6,258,070
                                                                 ---------------
                                                                     13,273,750

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.6%
Crown Castle International Corp. 1                     666,760       27,737,216
--------------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------------
GAS UTILITIES--1.3%
Questar Corp.                                          247,400       13,384,340
                                                                 ---------------
Total Common Stocks (Cost $869,013,824)                           1,011,375,466

--------------------------------------------------------------------------------
INVESTMENT COMPANIES--3.4%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.03% 2,3
(Cost $35,791,815)                                  35,791,815       35,791,815

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $904,805,639)                                       99.8%   1,047,167,281
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                            0.2        2,544,220
                                              ----------------------------------
NET ASSETS                                               100.0%  $1,049,711,501
                                              ==================================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

     1. Non-income producing security.

     2. Rate shown is the 7-day yield as of December 31, 2007.

     3. Is or was an  affiliate,  as defined in the  Investment  Company  Act of
1940,  at or during the period ended  December  31, 2007,  by virtue of the Fund owning at least 5% of the voting  securities of the issuer or as a result of the
Fund and the issuer having the same investment adviser.  Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES            GROSS            GROSS              SHARES
                                                     DECEMBER 31, 2006        ADDITIONS       REDUCTIONS   DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------------------------

Blaze Network Products, Inc., 8% Cv., Series D               1,147,862               --        1,147,862                  --
Oppenheimer Institutional Money Market Fund, Cl. E          19,997,273      493,691,450      477,896,908          35,791,815

                                                                                                DIVIDEND            REALIZED
                                                                                  VALUE           INCOME                LOSS
----------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                           $           --   $           --     $     7,343,506
Oppenheimer Institutional Money Market Fund, Cl. E                           35,791,815        1,164,775                  --
                                                                         ---------------------------------------------------
                                                                         $   35,791,815   $    1,164,775     $     7,343,506
                                                                         ===================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investments:
Unaffiliated companies (cost $869,013,824)                      $ 1,011,375,466
Affiliated companies (cost $35,791,815)                              35,791,815
                                                                ----------------
                                                                  1,047,167,281
--------------------------------------------------------------------------------
Cash                                                                     46,743
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    7,379,277
Dividends                                                             1,601,641
Other                                                                    25,706
                                                                ----------------
Total assets                                                      1,056,220,648

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 5,960,244
Shares of beneficial interest redeemed                                  332,943
Shareholder communications                                              138,049
Distribution and service plan fees                                       31,125
Trustees' compensation                                                   16,629
Transfer and shareholder servicing agent fees                             1,760
Other                                                                    28,397
                                                                ----------------
Total liabilities                                                     6,509,147

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,049,711,501
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $        19,427
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,369,552,661
--------------------------------------------------------------------------------
Accumulated net investment loss                                         (16,629)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (462,205,600)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                          142,361,642
                                                                ----------------
NET ASSETS                                                      $ 1,049,711,501
                                                                ================

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering
price per share (based on net assets of $1,002,441,469 and
18,538,421 shares of beneficial interest outstanding)           $         54.07
--------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering
price per share (based on net assets of $47,270,032 and
888,124 shares of beneficial interest outstanding)              $         53.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                          $     5,961,493
Affiliated companies                                                  1,164,775
--------------------------------------------------------------------------------
Interest                                                                    828
                                                                ----------------
Total investment income                                               7,127,096

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       7,411,075
--------------------------------------------------------------------------------
Distribution and service plan fee--Service shares                       123,553
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                       10,159
Service shares                                                           10,022
--------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                       73,863
Service shares                                                            3,414
--------------------------------------------------------------------------------
Trustees' compensation                                                   25,204
--------------------------------------------------------------------------------
Custodian fees and expenses                                               6,065
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    55,404
                                                                ----------------
Total expenses                                                        7,720,259
Less reduction to custodian expenses                                       (178)
Less waivers and reimbursements of expenses                             (22,246)
                                                                ----------------
Net expenses                                                          7,697,835

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (570,739)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies                                           194,220,760
   Affiliated companies                                              (7,343,506)
                                                                ----------------
Net realized gain                                                   186,877,254
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments               (117,202,651)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    69,103,864
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                             2007              2006
-------------------------------------------------------------------------------------------

OPERATIONS
-------------------------------------------------------------------------------------------
Net investment loss                                      $      (570,739)  $      (641,546)
-------------------------------------------------------------------------------------------
Net realized gain                                            186,877,254       123,157,163
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation                       (117,202,651)      (84,577,802)
                                                         ----------------------------------
Net increase in net assets resulting from operations          69,103,864        37,937,815

-------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Non-Service shares                                          (118,530,501)     (210,102,500)
Service shares                                                (2,801,818)        9,672,618
                                                         ----------------------------------
                                                            (121,332,319)     (200,429,882)

-------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------
Total decrease                                               (52,228,455)     (162,492,067)
-------------------------------------------------------------------------------------------
Beginning of period                                        1,101,939,956     1,264,432,023
                                                         ----------------------------------
End of period (including accumulated net investment
loss of $16,629 and $23,075, respectively)               $ 1,049,711,501   $ 1,101,939,956
                                                         ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,           2007                2006             2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     50.85         $     49.39       $    43.97     $     36.71     $     29.23
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.02) 1             (.02) 1          (.12) 1         (.15) 1         (.15)
Net realized and unrealized gain                       3.24                1.48             5.54            7.41            7.63
                                                ------------------------------------------------------------------------------------
Total from investment operations                       3.22                1.46             5.42            7.26            7.48
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $     54.07         $     50.85       $    49.39     $     43.97     $     36.71
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     6.33%               2.96%           12.33%          19.78%          25.59%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 1,002,442         $ 1,054,809       $1,227,881     $ 1,209,459     $ 1,113,743
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 1,045,592         $ 1,135,831       $1,177,979     $ 1,124,874     $ 1,041,584
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          (0.04)%             (0.04)%          (0.26)%         (0.39)%         (0.43)%
Total expenses                                         0.69% 4,5,6         0.69% 4,5        0.69% 6         0.69% 6         0.70% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 112%                 56%              32%             53%            154%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007          0.69%
      Year Ended December 31, 2006          0.69%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES   YEAR ENDED DECEMBER 31,               2007                2006             2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    50.19          $    48.87       $    43.64      $    36.54      $    29.13
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.17) 1             (.16) 1          (.25) 1         (.27) 1           -- 2
Net realized and unrealized gain                       3.20                1.48             5.48            7.37            7.41
                                                 -----------------------------------------------------------------------------------
Total from investment operations                       3.03                1.32             5.23            7.10            7.41
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    53.22          $    50.19       $    48.87      $    43.64      $    36.54
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     6.04%               2.70%           11.99%          19.43%          25.44%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   47,270          $   47,131       $   36,551      $   24,151      $   11,698
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   49,421          $   44,273       $   28,798      $   17,579      $    3,858
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                   (0.31)%             (0.33)%          (0.54)%         (0.68)%         (0.72)%
Total expenses                                         0.96% 5,6,7         0.97% 5,6        0.97% 7         0.99% 7         0.95% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 112%                 56%              32%             53%            154%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2. Less than $0.005 per share.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

       Year Ended December 31, 2007         0.96%
       Year Ended December 31, 2006         0.97%

     6. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     7. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     Oppenheimer   MidCap  Fund/VA  (the  "Fund"),   is  a  separate  series  of
Oppenheimer  Variable Account Funds, an open-end  management  investment company registered  under the  Investment  Company Act of 1940,  as amended.  The Fund's investment  objective  is to seek capital  appreciation  by investing in "growth type" companies.  The Fund's investment adviser is  OppenheimerFunds,  Inc. (the
"Manager").

     The Fund  offers  two  classes of shares.  Both  classes  are sold at their offering price,  which is the net asset value per share, to separate  investment accounts of participating  insurance  companies as an underlying  investment for variable life insurance policies, variable annuity contracts or other investment products.  The class of shares  designated  as  Service  shares is  subject to a distribution  and service plan. Both classes of shares have identical rights and voting  privileges  with  respect to the Fund in general  and  exclusive  voting rights on matters  that affect that class  alone.  Earnings,  net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

     SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the  "Exchange"),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized by the Board of Trustees.  Securities traded on a registered
U.S. securities exchange are valued based on the last sale price of the security traded on that  exchange  prior to the time when the Fund's  assets are  valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading day, if it is within the spread of the closing  "bid" and "asked"
prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean  between  the  "bid"  and  "asked"  prices.  Securities  for  which  market quotations are not readily available are valued at their fair value.  Securities whose values have been materially  affected by what the Manager  identifies as a significant  event  occurring  before the Fund's assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Board of Trustees.  Shares of a registered investment company that are not  traded  on an  exchange  are  valued  at the  acquired  investment company's net asset value per share.  "Money  market-type" debt instruments with remaining  maturities  of sixty days or less are valued at cost  adjusted by the amortization  of  discount  or  premium  to  maturity  (amortized  cost),  which approximates market value.

--------------------------------------------------------------------------------

     INVESTMENT  IN  OPPENHEIMER  INSTITUTIONAL  MONEY MARKET FUND.  The Fund is
permitted to invest daily available cash balances in an affiliated  money market fund.  The Fund may invest the available  cash in Class E shares of  Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of IMMF.  The  Fund's
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Fund is subject to its  proportional  share of IMMF's  Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Fund's investment in IMMF.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     ALLOCATION OF INCOME,  EXPENSES,  GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

     FEDERAL TAXES.  The Fund intends to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The  statute of  limitations  on the  Fund's tax return  filings remain open for the three preceding fiscal reporting period ends.

     The  tax  components  of  capital  shown  in  the  table  below   represent
distribution   requirements   the  Fund  must  satisfy   under  the  income  tax
regulations,  losses  the Fund may be able to offset  against  income  and gains realized  in  future  years  and  unrealized  appreciation  or  depreciation  of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
  UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED      SECURITIES AND OTHER
  NET INVESTMENT       LONG-TERM                 LOSS   INVESTMENTS FOR FEDERAL
  INCOME                    GAIN   CARRYFORWARD 1,2,3       INCOME TAX PURPOSES
  -----------------------------------------------------------------------------
  $--                        $--         $459,692,448              $139,848,481

     1. As of December 31, 2007, the Fund had  $459,692,448  of net capital loss carryforwards  available to offset future  realized  capital gains,  if any, and thereby  reduce  future  taxable  gain  distributions.  As of December 31, 2007, details of the capital loss carryforwards were as follows:

                 EXPIRING
                 --------------------------
                 2009          $229,467,626
                 2010           230,224,822
                               ------------
                 Total         $459,692,448
                               ============

     2.  During the fiscal  year ended  December  31,  2007,  the Fund  utilized
$189,103,306  of capital loss  carryforward  to offset capital gains realized in that fiscal year.

     3.  During the fiscal  year ended  December  31,  2006,  the Fund  utilized
$104,242,991  of capital loss  carryforward  to offset capital gains realized in that fiscal year.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     Accordingly,  the following amounts have been reclassified for December 31,
2007. Net assets of the Fund were unaffected by the reclassifications.

                            REDUCTION TO
                         ACCUMULATED NET
  REDUCTION TO           INVESTMENT LOSS
  PAID-IN CAPITAL         ON INVESTMENTS
  --------------------------------------
  $577,185                      $577,185

     No  distributions  were paid during the years ended  December  31, 2007 and
December 31, 2006.

     The aggregate cost of securities and other  investments and the composition of unrealized  appreciation and depreciation of securities and other investments for federal  income tax purposes as of December  31, 2007 are noted  below.  The primary  difference  between  book  and  tax  appreciation  or  depreciation  of securities and other  investments,  if applicable,  is  attributable  to the tax deferral of losses or tax realization of financial statement  unrealized gain or loss.

        Federal tax cost of securities         $907,318,800
                                               =============

        Gross unrealized appreciation          $186,226,450
        Gross unrealized depreciation           (46,377,969)
                                               -------------
        Net unrealized appreciation            $139,848,481
                                               =============

--------------------------------------------------------------------------------

     TRUSTEES'  COMPENSATION.  The Board of Trustees has adopted a  compensation deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting  principles,  are recorded on the  ex-dividend  date.  Income and  capital  gain  distributions,  if any,  are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------

     INVESTMENT  INCOME.  Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend  date may have  passed.  Non-cash  dividends  included  in  dividend income,  if any,  are  recorded  at the  fair  market  value  of the  securities received. Interest income is recognized on an accrual basis. Market discount and premium,  which are included in interest  income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------

     CUSTODIAN  FEES.   "Custodian  fees  and  expenses"  in  the  Statement  of
Operations  may  include  interest  expense  incurred  by the  Fund on any  cash overdrafts of its custodian account during the period.  Such cash overdrafts may result from the effects of failed trades in portfolio  securities  and from cash outflows resulting from unanticipated  shareholder redemption activity. The Fund pays interest to its custodian on such cash  overdrafts,  to the extent they are not offset by positive cash balances  maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%.  The  "Reduction to custodian  expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.  Such interest  expense and other  custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------

     SECURITY  TRANSACTIONS.  Security  transactions  are  recorded on the trade date.  Realized gains and losses on securities  sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

     INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

     OTHER.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST

     The Fund has  authorized an unlimited  number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED DECEMBER 31, 2007    YEAR ENDED DECEMBER 31, 2006
                                       SHARES           AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                1,842,068    $  99,805,796     1,908,858    $   96,341,176
Redeemed                           (4,045,787)    (218,336,297)   (6,030,134)     (306,443,676)
                                  -------------------------------------------------------------
Net decrease                       (2,203,719)   $(118,530,501)   (4,121,276)   $ (210,102,500)
                                  =============================================================

-----------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                  158,587    $   8,425,522       330,109    $   16,552,889
Redeemed                             (209,531)     (11,227,340)     (138,912)       (6,880,271)
                                  -------------------------------------------------------------
Net increase (decrease)               (50,944)   $  (2,801,818)      191,197    $    9,672,618
                                  =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

     The  aggregate  cost of purchases  and proceeds  from sales of  securities, other than  short-term  obligations  and investments in IMMF, for the year ended
December 31, 2007, were as follows:

                                            PURCHASES             SALES
        ---------------------------------------------------------------
        Investment securities          $1,202,093,624    $1,340,184,548

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management  fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

             FEE SCHEDULE
             --------------------------------------
             Up to $200 million               0.75%
             Next $200 million                0.72
             Next $200 million                0.69
             Next $200 million                0.66
             Next $700 million                0.60
             Over $1.5 billion                0.58

--------------------------------------------------------------------------------

     ADMINISTRATION  SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES.  OppenheimerFunds  Services ("OFS"), a division of the
Manager,  acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended  December 31, 2007, the Fund paid $20,166 to OFS for services to the Fund.

     Additionally,  funds  offered in variable  annuity  separate  accounts  are subject to minimum  fees of $10,000  per class,  for class  level  assets of $10 million or more.  Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

     DISTRIBUTION  AND SERVICE PLAN FOR SERVICE  SHARES.  The Fund has adopted a
Distribution  and Service Plan (the "Plan") in accordance  with Rule 12b-1 under the Investment  Company Act of 1940 for Service  shares to pay  OppenheimerFunds
Distributor,  Inc.  (the  "Distributor"),  for  distribution  related  services, personal  service and account  maintenance for the Fund's Service shares.  Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average  annual  net  assets of  Service  shares of the  Fund.  The  Distributor currently  uses all of those  fees to  compensate  sponsor(s)  of the  insurance product that offers Fund shares,  for providing personal service and maintenance of accounts of their variable  contract owners that hold Service  shares.  These fees are  paid out of the  Fund's  assets  on an  on-going  basis  and  increase operating  expenses of the Service  shares,  which results in lower  performance compared  to the  Fund's  shares  that are not  subject to a service  fee.  Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

     WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer  and  shareholder  servicing  agent  fees for all  classes  to 0.35% of average  annual  net  assets  per  class.  This  undertaking  may be  amended or withdrawn at any time.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
IMMF.  During the year ended  December 31, 2007,  the Manager waived $22,246 for
IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

     In September  2006,  Financial  Accounting  Standards Board ("FASB") issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MONEY FUND/VA:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer Money Fund/VA (the "Fund"), a series of Oppenheimer Variable Account
Funds, including the statement of investments,  as of December 31, 2007, and the related  statement of  operations  for the year then ended,  the  statements  of changes in net assets for each of the two years in the period  then  ended,  and the  financial  highlights  for each of the five years in the period then ended.
These financial  statements and financial  highlights are the  responsibility of the  Fund's  management.  Our  responsibility  is to express an opinion on these financial statements and financial highlights based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not  required to have,  nor were we engaged to perform,  an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of  securities  owned  as of  December  31,  2007,  by  correspondence  with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007,  the results of its  operations  for the year then ended,  the  changes  in its net  assets for each of the two years in the period then  ended,  and the  financial  highlights  for each of the five  years in the period then ended, in conformity with accounting  principles  generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--20.1%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--1.9%
Citibank NA, 4.83%, 1/24/08                      $  1,500,000   $     1,500,000
--------------------------------------------------------------------------------
HSBC Bank USA, NA, 4.85%, 2/13/08                   2,000,000         2,000,000
                                                                ----------------
                                                                      3,500,000

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--18.2%
Barclays Bank plc, New York:
4.87%, 4/24/08                                      2,000,000         2,000,000
5.16%, 4/2/08                                       2,600,000         2,600,000
--------------------------------------------------------------------------------
BNP Paribas, New York, 5.10%, 3/6/08                1,000,000         1,000,000
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY:
4.80%, 1/30/08                                      2,000,000         2,000,000
5.11%, 1/17/08                                      2,000,000         2,000,000
--------------------------------------------------------------------------------
Fortis Bank SA/NV, New York, 5.16%,
1/3/08                                              3,000,000         3,000,001
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland,
Stamford CT, 5.17%, 1/16/08                         3,000,000         3,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York:
4.79%, 2/14/08                                      2,000,000         2,000,000
5.45%, 3/10/08                                      3,000,000         3,000,000
--------------------------------------------------------------------------------
Rabobank Nederland NV, New York:
4.85%, 1/22/08                                      2,000,000         2,000,000
5%, 2/27/08                                         2,000,000         2,000,477
--------------------------------------------------------------------------------
Royal Bank of Canada, New York,
4.81%, 2/8/08                                       2,000,000         2,000,000
--------------------------------------------------------------------------------
Royal Bank of Scotland, New York,
5.44%, 3/13/08                                      1,500,000         1,500,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:
5.155%, 2/29/08                                     3,000,000         3,000,024
5.20%, 1/10/08                                      1,500,000         1,500,000
--------------------------------------------------------------------------------
UBS AG Stamford CT, 5.55%, 2/1/08                   2,000,000         2,000,000
                                                                ----------------
                                                                     34,600,502
                                                                ----------------
Total Certificates of Deposit (Cost $38,100,502)                     38,100,502

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--18.3%
--------------------------------------------------------------------------------
Abbey National North America LLC,
4.88%, 1/31/08                                      1,000,000           995,933
--------------------------------------------------------------------------------
Anglo Irish Bank Corp. plc, 5.34%,
1/9/08 1                                            2,000,000         1,997,627
--------------------------------------------------------------------------------
Barclays US Funding LLC, 4.77%,
2/26/08                                             1,500,000         1,488,870
--------------------------------------------------------------------------------
Danske Corp., 5.38%, 3/6/08 1                       4,000,000         3,961,144
--------------------------------------------------------------------------------
Dexia Delaware LLC, 5.07%, 1/14/08                  2,000,000         1,996,342
--------------------------------------------------------------------------------
DnB NOR Bank ASA:
4.90%, 3/14/08 1                                    1,850,000         1,831,618
4.94%, 2/20/08                                      1,900,000         1,886,964
5.11%, 1/9/08 1                                     2,000,000         1,997,729
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland,
4.94%, 2/19/08 1                                    2,000,000         1,986,552

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
HSBC USA, Inc., 5.30%, 1/31/08                   $  3,000,000   $     2,986,750
--------------------------------------------------------------------------------
National Australia Funding
(Delaware), Inc., 4.75%, 1/15/08 1                  2,000,000         1,996,306
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB,
4.80%, 3/20/08 1                                    1,200,000         1,187,360
--------------------------------------------------------------------------------
Societe Generale North America, Inc.:
5.13%, 1/16/08                                      2,500,000         2,494,656
5.16%, 1/18/08                                      2,000,000         1,995,127
--------------------------------------------------------------------------------
Stadshypotek Delaware, Inc., 5.02%,
2/28/08 1                                           1,000,000           991,920
--------------------------------------------------------------------------------
Swedbank Mortgage AB:
5%, 2/22/08                                         2,000,000         1,985,556
5%, 3/14/08                                         1,000,000           989,861
--------------------------------------------------------------------------------
Wells Fargo Bank NA, 4.58%, 1/8/08                  2,000,000         2,000,000
                                                                ----------------
Total Direct Bank Obligations (Cost $34,770,315)                     34,770,315

--------------------------------------------------------------------------------
SHORT-TERM NOTES--60.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Montgomery, AL Industrial
Development Board Revenue Bonds,
Bristol Properties LLC Project,
Series B, 5.19%, 2/1/08 2                             320,000           320,000
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--18.5%
Amsterdam Funding Corp., 5.07%,
1/10/08 1                                           3,000,000         2,996,198
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust 2007-SN1, 5.03%, 6/16/08 2,3                    259,405           259,405
--------------------------------------------------------------------------------
Chesham Finance LLC, 5%, 1/2/08                     3,800,000         3,799,462
--------------------------------------------------------------------------------
Fairway Finance Corp., 5.65%, 3/5/08 1              1,000,000           989,956
--------------------------------------------------------------------------------
FCAR Owner Trust II, 6%, 2/27/08                    2,000,000         1,981,000
--------------------------------------------------------------------------------
Gemini Securitization Corp., 5.50%,
3/5/08 1                                            1,800,000         1,782,400
--------------------------------------------------------------------------------
Gotham Funding Corp., 5.55%,
2/21/08 1                                           2,000,000         1,984,275
--------------------------------------------------------------------------------
GOVCO, Inc., 5.15%, 1/3/08 1                        1,000,000           999,714
--------------------------------------------------------------------------------
Legacy Capital LLC, 5.15%, 1/29/08                  5,000,000         4,980,322
--------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC,
5.05%, 1/24/08 1                                    1,000,000           996,774
--------------------------------------------------------------------------------
Mont Blanc Capital Corp.,
5.10%, 2/14/08 1                                    2,000,000         1,987,533
--------------------------------------------------------------------------------
New Center Asset Trust, 4.95%, 1/30/08              2,500,000         2,490,031
--------------------------------------------------------------------------------
Old Line Funding Corp.:
5.30%, 2/19/08 1                                    1,000,000           992,786
5.45%, 3/6/08 1                                     3,000,000         2,970,479
--------------------------------------------------------------------------------
Ranger Funding Co. LLC, 5.38%, 1/24/08              1,000,000           996,566
--------------------------------------------------------------------------------
Victory Receivables Corp., 5.66%,
1/30/08 1                                           4,000,000         3,981,811
--------------------------------------------------------------------------------
Windmill Funding Corp., 5.20%, 1/3/08 1             1,000,000           999,711
                                                                ----------------
                                                                     35,188,423

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
AUTOMOBILES--1.0%
Ande Chevrolet Olds, Inc., Series 2004,
5.01%, 1/2/08 2                                  $  1,870,000   $     1,870,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.8%
Banc of America Securities LLC, 4.07%,
1/2/08 2                                            5,000,000         5,000,000
--------------------------------------------------------------------------------
Citigroup Funding, Inc., 4.88%, 8/13/08 2           2,000,000         2,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 3.20%, 1/2/08 2              4,000,000         4,000,000
                                                                ----------------
                                                                     11,000,000

--------------------------------------------------------------------------------
CHEMICALS--0.9%
BASF AG, 4.74%, 1/14/08 1                           1,739,000         1,736,023
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.6%
J.P. Morgan Chase & Co., 5.10%, 1/9/08           5,000,000         4,994,333
--------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.1%
Caterpillar Financial Services Corp.,
Series F, 5.16%, 11/26/08 2                         1,000,000         1,000,000
--------------------------------------------------------------------------------
Private Export Funding Corp.,
4.51%, 1/28/08 1                                    1,000,000           996,618
                                                                ----------------
                                                                      1,996,618

--------------------------------------------------------------------------------
CONSUMER FINANCE--1.1%
American Express Credit Corp.,
4.62%, 2/14/08                                      2,000,000         1,988,707
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
General Electric Capital Corp.,
5.03%, 1/25/08                                      4,000,000         3,986,587
--------------------------------------------------------------------------------
Prudential Funding LLC, 4.70%, 1/28/08              1,000,000           996,475
                                                                ----------------
                                                                      4,983,062

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Nestle Capital Corp., 5.22%, 3/7/08 1               2,000,000         1,980,860
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Alta Mira LLC, Series 2004,
4.96%, 1/2/08 2                                     2,250,000         2,250,000
--------------------------------------------------------------------------------
Premier Senior Living LLC,
Series 2007 A-H, 4.90%, 1/2/08 2                    1,500,000         1,500,000
                                                                ----------------
                                                                      3,750,000

--------------------------------------------------------------------------------
INSURANCE--7.4%
ING America Insurance Holdings, Inc.:
4.94%, 1/18/08                                      2,000,000         1,995,334
5%, 3/13/08                                         1,500,000         1,485,000
5%, 3/19/08                                         2,000,000         1,978,333
--------------------------------------------------------------------------------
Jackson National Life Global Funding,
Series 2004-6, 5.12%, 1/15/08 2,3                   2,500,000         2,500,000
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
Series 2003-5, 5.13%, 9/12/08 2,3                   4,000,000         4,000,000
--------------------------------------------------------------------------------
United of Omaha Life Insurance Co.,
5.10%, 12/29/08 2,3                                 2,000,000         2,000,000
                                                                ----------------
                                                                     13,958,667

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
LEASING & FACTORING--5.0%
American Honda Finance Corp.:
5.049%, 11/20/08 2,4                             $  3,000,000   $     3,000,000
5.246%, 12/10/08 2,4                                2,500,000         2,500,000
--------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
4.961%, 9/15/08 2                                   2,000,000         2,000,000
5.25%, 1/11/08                                      1,000,000           998,542
5.25%, 1/14/08                                      1,000,000           998,104
                                                                ----------------
                                                                      9,496,646

--------------------------------------------------------------------------------
MACHINERY--1.0%
Jackson Tube Service, Inc., Series 2000,
4.91%, 1/2/08 2                                     1,850,000         1,850,000
--------------------------------------------------------------------------------
MUNICIPAL--3.2%
Black Property Management LLC,
Series 2006, 4.91%, 1/2/08 2                        2,515,000         2,515,000
--------------------------------------------------------------------------------
Columbus, GA Development Authority
Revenue Bonds, MAC Property LLC
Project, Series 2007, 5.22%, 1/2/08 2               1,785,000         1,785,000
--------------------------------------------------------------------------------
Hayward, CA Multifamily Housing
Revenue Bonds, Lord Tennyson Apts.
Project, 5.16%, 1/2/08 2                              710,000           710,000
--------------------------------------------------------------------------------
St. Johns Cnty., FL Industrial
Development Authority
Revenue Bonds, Presbyterian
Retirement Communities Project,
Series 2004B, 5%, 1/2/08 2                          1,000,000         1,000,000
                                                                ----------------
                                                                      6,010,000

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.8%
Procter & Gamble International
Funding SCA, 4.65%, 1/31/08 1                       1,000,000           996,125
--------------------------------------------------------------------------------
Reckitt Benckiser Treasury Services plc,
5.11%, 1/15/08 1                                    2,500,000         2,495,032
                                                                ----------------
                                                                      3,491,157

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--5.6%
Cooperative Assn. of Tractor
Dealers, Inc., Series B, 5.30%, 1/8/08              1,640,000         1,638,310
--------------------------------------------------------------------------------
K2 (USA) LLC, 4.97%, 2/25/08 3                      2,000,000         1,984,814
--------------------------------------------------------------------------------
LINKS Finance LLC:
4.845%, 8/6/08 2,4                                  2,000,000         1,999,762
4.849%, 8/15/08 2,4                                 2,000,000         1,999,628
--------------------------------------------------------------------------------
Parkland (USA) LLC, 5.20%, 7/16/08 2,4              2,000,000         1,999,892
--------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM,
4.95%, 1/22/08 2,4                                  1,000,000         1,000,000
                                                                ----------------
                                                                     10,622,406
                                                                ----------------
Total Short-Term Notes (Cost $115,236,902)                          115,236,902

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--0.5%
--------------------------------------------------------------------------------
Federal Home Loan Bank, 4.625%,
12/4/08 (Cost $1,000,000)                        $  1,000,000   $     1,000,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $189,107,719)                                      99.7%      189,107,719
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.3           640,856
                                                 -------------------------------
NET ASSETS                                              100.0%  $   189,748,575
                                                 ===============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

     SHORT-TERM  NOTES AND DIRECT BANK  OBLIGATIONS  ARE  GENERALLY  TRADED ON A
DISCOUNT  BASIS;  THE INTEREST  RATE SHOWN IS THE DISCOUNT  RATE RECEIVED BY THE
FUND AT THE TIME OF PURCHASE.  OTHER  SECURITIES  NORMALLY  BEAR INTEREST AT THE
RATES SHOWN.

     1. Security issued in an exempt transaction without  registration under the
Securities Act of 1933. Such securities amount to $44,836,551,  or 23.63% of the
Fund's net assets,  and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

     2.  Represents the current  interest rate for a variable or increasing rate security.

     3.  Illiquid  security.  The aggregate  value of illiquid  securities as of
December  31, 2007 was  $10,744,219,  which  represents  5.66% of the Fund's net assets. See Note 5 of accompanying Notes.

     4.  Represents  securities  sold  under Rule  144A,  which are exempt  from registration under the Securities Act of 1933, as amended. These securities have been  determined  to be  liquid  under  guidelines  established  by the Board of
Trustees.  These  securities  amount to  $12,499,282  or 6.59% of the Fund's net assets as of December 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $189,107,719)--see accompanying statement of investments   $ 189,107,719
-----------------------------------------------------------------------------------------------------
Cash                                                                                          22,570
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                     603,084
Shares of beneficial interest sold                                                           563,253
Other                                                                                          6,858
                                                                                       --------------
Total assets                                                                             190,303,484

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                       322,250
Dividends                                                                                    193,646
Shareholder communications                                                                    12,475
Trustees' compensation                                                                         3,941
Transfer and shareholder servicing agent fees                                                    889
Other                                                                                         21,708
                                                                                       --------------
Total liabilities                                                                            554,909

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 189,748,575
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $     189,724
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               189,559,918
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (1,065)
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (2)
                                                                                       --------------
NET ASSETS--applicable to 189,723,554 shares of beneficial interest outstanding        $ 189,748,575
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE               $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $ 9,718,716

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         815,496
--------------------------------------------------------------------------------
Shareholder communications                                               37,130
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            10,016
--------------------------------------------------------------------------------
Trustees' compensation                                                    6,750
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 927
--------------------------------------------------------------------------------
Other                                                                    33,014
                                                                    ------------
Total expenses                                                          904,833
Less reduction to custodian expenses                                        (66)
                                                                    ------------
Net expenses                                                            904,767

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 8,813,949

--------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                             (2)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 8,813,947
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                               2007            2006
-------------------------------------------------------------------------------------------

OPERATIONS
-------------------------------------------------------------------------------------------
Net investment income                                        $   8,813,949   $   7,889,511
-------------------------------------------------------------------------------------------
Net realized gain (loss)                                                (2)          3,420
                                                             ------------------------------
Net increase in net assets resulting from operations             8,813,947       7,892,931

-------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------
Dividends from net investment income                            (8,813,949)     (7,889,609)
-------------------------------------------------------------------------------------------
Distributions from net realized gain                                (3,645)         (6,674)

-------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   beneficial interest transactions                             18,231,526      (1,637,470)
-------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------
Total increase (decrease)                                       18,227,879      (1,640,822)
-------------------------------------------------------------------------------------------
Beginning of period                                            171,520,696     173,161,518
                                                             ------------------------------
End of period (including accumulated net investment
   loss of $1,065 for the year ended December 31, 2007)      $ 189,748,575   $ 171,520,696
                                                             ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                        2007           2006          2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $      1.00    $      1.00   $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                         .05 1          .05 1         .03 1          .01 1          .01
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.05)          (.05)         (.03)          (.01)          (.01)
Distributions from net realized gain                             -- 2           -- 2          --             --             --
                                                        -------------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.05)          (.05)         (.03)          (.01)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $      1.00    $      1.00   $      1.00    $      1.00    $      1.00
                                                        =========================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                 4.98%          4.71%         2.86%          0.98%          0.79%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $   189,749    $   171,521   $   173,162    $   196,503    $   237,613
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $   181,271    $   171,118   $   186,453    $   218,243    $   316,096
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          4.86%          4.61%         2.80%          0.97%          0.80%
Total expenses                                                 0.50% 5        0.49%         0.48% 5        0.48% 5        0.47% 5

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2. Less than $0.005 per share.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     Oppenheimer  Money Fund/VA (the "Fund") is a separate series of Oppenheimer
Variable Account Funds, an open-end  management  investment  company  registered under the  Investment  Company Act of 1940,  as amended.  The Fund's  investment objective is to seek maximum  current income from  investments in "money market"
securities  consistent  with low capital risk and the  maintenance of liquidity.
The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund offers  shares to separate  investment  accounts of  participating insurance  companies as an underlying  investment  for variable  life  insurance policies, variable annuity contracts or other investments.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

     SECURITIES  VALUATION.  Securities  are  valued  at  cost  adjusted  by the amortization  of  discount  or  premium  to  maturity  (amortized  cost),  which approximates  market value.  If amortized  cost is determined not to approximate market  value,  the fair value of the  portfolio  securities  will be determined under procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------

     FEDERAL TAXES.  The Fund intends to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company  taxable  income to  shareholders.
Therefore, no federal income or excise tax provision is required. The Fund files income tax  returns in U.S.  federal and  applicable  state  jurisdictions.  The statute of  limitations  on the Fund's tax return  filings  remain  open for the three preceding fiscal reporting period ends.

     The  tax  components  of  capital  shown  in  the  table  below   represent
distribution   requirements   the  Fund  must  satisfy   under  the  income  tax
regulations,  losses  the Fund may be able to offset  against  income  and gains realized in future years for federal income tax purposes.

      UNDISTRIBUTED NET         UNDISTRIBUTED                   ACCUMULATED
      INVESTMENT INCOME       LONG-TERM GAINS       LOSS CARRYFORWARD 1,2,3
      ---------------------------------------------------------------------
      $243,661                            $--                            $2

     1.  As of  December  31,  2007,  the  Fund  had  $2  of  net  capital  loss carryforwards  available to offset future  realized  capital gains,  if any, and thereby  reduce  future  taxable  gain  distributions.  As of December 31, 2007, details of the capital loss carryforward were as follows:

                      EXPIRING
                      ----------------------
                      2015                $2

     2. During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward.

     3. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     Accordingly,  the following amounts have been reclassified for December 31,
2007. Net assets of the Fund were unaffected by the reclassifications.

      INCREASE TO                                      REDUCTION TO
      ACCUMULATED                          ACCUMULATED NET REALIZED
      NET INVESTMENT LOSS                       LOSS ON INVESTMENTS
      -------------------------------------------------------------
      $1,065                                                 $1,065

     The tax character of distributions paid during the years ended December 31,
2007 and December 31, 2006 was as follows:

                                           YEAR ENDED           YEAR ENDED
                                    DECEMBER 31, 2007    DECEMBER 31, 2006
      --------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                      $8,817,594           $7,896,283

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

     TRUSTEES'  COMPENSATION.  The Board of Trustees  has adopted a  compensaton deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting  principles,  are recorded on the ex-dividend date. Income distributions,  if any, are declared daily and paid monthly. Capital gain distributions,  if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------

     CUSTODIAN  FEES.   "Custodian  fees  and  expenses"  in  the  Statement  of
Operations  may  include  interest  expense  incurred  by the  Fund on any  cash overdrafts of its custodian account during the period.  Such cash overdrafts may result from the effects of failed trades in portfolio  securities  and from cash outflows resulting from unanticipated  shareholder redemption activity. The Fund pays interest to its custodian on such cash  overdrafts,  to the extent they are not offset by positive cash balances  maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%.  The  "Reduction to custodian  expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.  Such interest  expense and other  custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------

     SECURITY  TRANSACTIONS.  Security  transactions  are  recorded on the trade date.  Realized gains and losses on securities  sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

     INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

     OTHER.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

     The Fund has  authorized an unlimited  number of $0.001 par value shares of beneficial  interest.  Transactions  in shares of  beneficial  interest  were as follows:

                                              YEAR ENDED DECEMBER 31, 2007     YEAR ENDED DECEMBER 31, 2006
                                                    SHARES          AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------

Sold                                           142,287,227   $ 142,287,227     102,552,229    $ 102,552,229
Dividends and/or distributions reinvested        8,817,594       8,817,594       7,809,321        7,809,321
Redeemed                                      (132,873,295)   (132,873,295)   (111,999,020)    (111,999,020)
                                             ---------------------------------------------------------------
Net increase (decrease)                         18,231,526   $  18,231,526      (1,637,470)   $  (1,637,470)
                                             ===============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management  fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

      FEE SCHEDULE
      --------------------------------------
      Up to $500 million              0.450%
      Next $500 million               0.425
      Next $500 million               0.400
      Over $1.5 billion               0.375

--------------------------------------------------------------------------------

     ADMINISTRATION  SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES.  OppenheimerFunds  Services ("OFS"), a division of the
Manager,  acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended  December 31, 2007, the Fund paid $10,001 to OFS for services to the Fund.

     Additionally,  funds  offered in variable  annuity  separate  accounts  are subject to minimum  fees of $10,000 for assets of $10 million or more.  The Fund is subject to the  minimum  fee in the event that the per  account  fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

     WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and  shareholder  servicing  agent fees to 0.35% of average  annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

     As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market,  making it  difficult  to value them or dispose of them  promptly  at an acceptable  price.  The Fund will not  invest  more  than 10% of its net  assets
(determined  at the time of  purchase  and  reviewed  periodically)  in illiquid securities.  Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

     In September  2006,  Financial  Accounting  Standards Board ("FASB") issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER STRATEGIC BOND FUND/VA:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer  Strategic  Bond  Fund/VA  (the  "Fund"),  a series  of  Oppenheimer
Variable Account Funds,  including the statement of investments,  as of December
31, 2007, and the related  statement of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then  ended.  These  financial  statements  and  financial  highlights  are  the responsibility  of the Fund's  management.  Our  responsibility is to express an opinion on these  financial  statements  and financial  highlights  based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not  required to have,  nor were we engaged to perform,  an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of  securities  owned  as of  December  31,  2007,  by  correspondence  with the custodian  and  brokers;  where  replies  were not  received  from  brokers,  we performed  other  auditing  procedures.  We believe  that our  audits  provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007,  the results of its  operations  for the year then ended,  the  changes  in its net  assets for each of the two years in the period then  ended,  and the  financial  highlights  for each of the five  years in the period then ended, in conformity with accounting  principles  generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.7%
--------------------------------------------------------------------------------
Ace Securities Corp. Home
Equity Loan Trust Series 2005-
HE7, Asset-Backed Pass-Through
Certificates, Series 2005-HE7,
Cl. A2B, 5.045%, 11/25/35 1                      $      389,298   $     387,735
--------------------------------------------------------------------------------
Aesop Funding II LLC,
Automobile Asset-Backed
Certificates, Series 2005-1A,
Cl. A2, 5.009%, 4/20/09 1,2                             133,333         133,322
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8,
Cl. A2, 5.345%, 5/25/34 1                               924,857         871,300
--------------------------------------------------------------------------------
Argent Securities Trust 2006-
M3, Asset-Backed Pass-Through
Certificates, Series 2006-M3,
Cl. A2B, 4.965%, 9/25/36 1                              530,000         511,871
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5,
Asset-Backed Pass-Through
Certificates, Series 2006-W5,
Cl. A2B, 4.965%, 5/26/36 1                              810,000         789,144
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust
2006-A, Automobile Asset-
Backed Securities, Series 2006-A,
Cl. A2, 5.30%, 5/26/09                                  228,520         228,653
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust 2006-1, Automobile
Asset-Backed Securities, Series
2006-1, Cl. A3, 5.03%, 10/15/09                       3,217,943       3,220,135
--------------------------------------------------------------------------------
Capital One Prime Auto
Receivables Trust, Automobile
Asset-Backed Certificates,
Series 2005-1, Cl. A4,
5.048%, 4/15/11 1                                     8,120,000       8,090,517
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust
2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 4.965%,
5/16/36 1                                             1,180,000       1,159,622
--------------------------------------------------------------------------------
Citibank Credit Card Issuance
Trust, Credit Card Receivable
Nts., Series 2001-A1, Cl. A1,
5.045%, 2/7/10 1                                      5,660,000       5,661,521
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc. 2005-WF2, Asset-Backed
Pass-Through Certificates, Series
2005-WF2, Cl. AF2, 4.922%,
8/25/35 1                                                 8,600           8,580
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc. 2006-WFH3, Asset-Backed
Pass-Through Certificates, Series
2006-WFH3, Cl. A2, 4.965%,
10/31/36 1                                              730,000         695,295

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-16, Asset-Backed
Certificates, Series 2005-16,
Cl. 2AF2, 5.382%, 5/25/36 1                      $    1,530,000   $   1,474,687
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl.
1AF1, 5.096%, 5/25/36 1                                  82,395          82,271
Series 2005-17, Cl. 1AF2, 5.363%,
5/25/36 1                                               250,000         248,086
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl.
2A2, 4.985%, 12/25/29 1                               1,050,000         982,801
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates, Series 2006-C, Cl. A2,
5.33%, 5/8/09                                           438,624         439,009
--------------------------------------------------------------------------------
Embarcadero Aircraft
Securitization Trust, Airplane
Receivable Nts., Series 2000-A,
Cl. B, 8/15/25 3,4,5                                  1,820,063          18,201
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2005-FF10, Mtg.
Pass-Through Certificates,
Series 2005-FF10,
Cl. A3, 5.075%, 11/25/35 1                            1,068,718       1,061,972
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2006-FF10, Mtg.
Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 4.955%,
7/25/36 1                                             1,000,000         953,637
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2006-FF5, Mtg.
Pass-Through Certificates, Series
2006-FF5, Cl. 2A1, 4.915%, 5/15/36 1                    206,975         204,763
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series
2006-FF9, Cl. 2A2, 4.975%, 7/7/36 1                     430,000         410,469
--------------------------------------------------------------------------------
Harley-Davidson Motorcycle
Trust, Motorcycle Receivable
Nts., Series 2007-3, Cl. A3, 5.378%,
6/15/12 1,5                                           1,500,000       1,493,426
--------------------------------------------------------------------------------
Household Home Equity Loan
Trust, Home Equity Loan
Pass-Through Certificates:
Series 2005-3, Cl. A1, 5%, 1/20/35 1                    282,334         275,916
Series 2006-4, Cl. A2V, 5.059%,
3/20/36 1                                               440,000         414,583

STAEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Ice Em CLO, Collateralized Loan
Obligations:
Series 2007-1A, Cl. B,
7.10%, 8/15/22 1,5                               $    7,870,000   $   6,689,500
Series 2007-1A, Cl. C, 8.40%,
8/15/22 1,5                                           5,270,000       4,479,500
Series 2007-1A, Cl. D, 10.40%,
8/15/22 1,5                                           5,270,000       4,479,500
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg.
Pass-Through Certificates:
Series 2005-10, Cl. 2A3B,
5.55%, 1/25/36                                          327,515         328,104
Series 2005-2, Cl. 2A1B, 5.18%,
8/25/35 1                                               197,511         198,125
Series 2005-4, Cl. 2A1B, 5.17%,
10/25/35                                                176,950         177,227
--------------------------------------------------------------------------------
Mastr Asset-Backed Securities
Trust 2006-WMC3, Mtg.
Pass-Through Certificates,
Series 2006-WMC3, Cl. A3,
4.965%, 8/25/36 1                                     1,310,000       1,224,401
--------------------------------------------------------------------------------
NC Finance Trust, CMO
Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 0.491%,
1/25/29 5,23                                             66,744          11,346
--------------------------------------------------------------------------------
Option One Mortgage Loan
Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 4.965%, 7/1/36 1              3,480,000       3,388,701
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust 2005-6,
Mtg. Pass-Through Certificates,
Series 2005-6, Cl. A3, 5.68%,
1/25/36 1                                               400,000         396,584
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4,
Cl. A1, 4.945%, 7/25/36 1                               248,487         244,049
--------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust:
Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series
2006-KS7, Cl. A1, 4.839%, 9/25/36 1                   4,384,639       4,346,791
Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series
2006-KS7, Cl. A2, 4.965%, 9/25/36 1                   1,070,000       1,046,629
--------------------------------------------------------------------------------
Specialty Underwriting &
Residential Finance Trust, Home
Equity Asset-Backed Obligations:
Series 2005-BC3, Cl. A2B, 5.115%,
6/25/36 1                                             1,160,650       1,157,253
Series 2006-BC1, Cl. A2B, 5.015%,
12/25/36 1                                            1,000,000         976,190
--------------------------------------------------------------------------------
Start CLO Ltd., Asset-Backed
Credit Linked Securities, Series
2006-3A, Cl. F, 22.151%, 6/7/11 1,5                     950,000         921,500

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Mtg. Pass-Through
Certificates, Series 2006-2,
Cl. A1, 4.925%, 4/25/36 1                        $      480,683   $     477,494
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%,
3/26/35                                                  80,382          80,472
--------------------------------------------------------------------------------
Taganka Car Loan Finance plc,
Automobile Asset-Backed
Certificates, Series 2006-1A, Cl. C,
8.403%, 11/14/13 1,5                                    655,000         635,350
--------------------------------------------------------------------------------
Wells Fargo Home Equity
Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed
Certificates, Series 2006-2,
Cl. A2, 4.965%, 7/25/36 1                             1,000,000         974,609
                                                                  --------------
Total Asset-Backed Securities
(Cost $66,277,199)                                                   62,050,841

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--23.8%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--20.4%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--20.1%
Federal Home Loan Mortgage
Corp.:
4.50%, 12/15/18-7/15/19                               3,915,554       3,851,111
5%, 9/15/33                                           3,410,742       3,333,484
5.50%, 5/1/34                                        18,132,981      18,119,666
6%, 5/15/18-3/15/33                                   6,008,530       6,132,913
6.50%, 3/15/18-6/15/35                                6,921,810       7,165,013
7%, 3/15/31-10/15/31                                    474,170         497,646
7.50%, 4/25/36                                        1,511,976       1,618,898
11%, 11/15/14                                             5,213           5,361
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 1897, Cl. K, 7%, 9/15/26                       3,350,903       3,482,392
Series 2410, Cl. PF, 6.008%,
2/15/32 1,6                                           3,444,225       3,524,717
Series 2453, Cl. BD, 6%, 5/15/17                        297,779         307,731
Series 2736, Cl. DB, 3.30%, 11/15/26                  3,786,130       3,721,012
Series 2934, Cl. NA, 5%, 4/15/24                      1,243,918       1,246,020
Series 3105, Cl. BD, 5.50%, 1/15/26                   1,500,000       1,528,128
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 1360, Cl.PZ, 7.50%, 9/15/22                    1,827,597       1,946,488
Series 151, Cl. F, 9%, 5/15/21                           45,590          45,513
Series 1674, Cl. Z, 6.75%, 2/15/24                    1,362,650       1,440,276
Series 2002-66, Cl. FG, 5.865%,
9/25/32 1                                             2,454,154       2,479,324

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates: Continued
Series 2002-84, Cl. FB, 5.865%,
12/25/32 1                                       $    2,454,086   $   2,476,826
Series 2003-11, Cl. FA, 5.865%,
9/25/32 1                                             2,449,476       2,473,857
Series 2006-11, Cl. PS, 6.728%,
3/25/36 1                                               798,894         886,752
Series 2043, Cl. ZP, 6.50%, 4/15/28                     963,079       1,000,864
Series 2055, Cl. ZM, 6.50%, 5/15/28                     169,255         175,013
Series 2080, Cl. Z, 6.50%, 8/15/28                      108,608         113,311
Series 2106, Cl. FG, 5.478%,
12/15/28 1                                            2,403,135       2,408,800
Series 2116, Cl. ZA, 6%, 1/15/29                      1,084,396       1,115,723
Series 2122, Cl. F, 5.478%, 2/15/29 1                    78,490          78,409
Series 2135, Cl. OH, 6.50%, 3/15/29                   1,384,836       1,452,797
Series 2148, Cl. ZA, 6%, 4/15/29                      2,340,338       2,386,424
Series 2173, Cl. Z, 6.50%, 7/15/29                      825,135         866,642
Series 2195, Cl. LH, 6.50%, 10/15/29                  1,004,637       1,040,819
Series 2326, Cl. ZP, 6.50%, 6/15/31                     173,354         181,532
Series 2344, Cl. FP, 5.978%, 8/15/31 1                  727,916         735,659
Series 2351, Cl. PZ, 6.50%, 8/15/31                   1,191,048       1,233,236
Series 2368, Cl. PR, 6.50%, 10/15/31                    698,475         731,844
Series 2412, Cl. GF, 5.978%, 2/15/32 1                1,698,579       1,733,304
Series 2435, Cl. EQ, 6%, 5/15/31                      1,716,232       1,741,406
Series 2449, Cl. FL, 5.578%, 1/15/32 1                  960,373         970,056
Series 2451, Cl. FD, 6.028%, 3/15/32 1                  529,650         540,529
Series 2461, Cl. PZ, 6.50%, 6/15/32                   1,656,911       1,731,869
Series 2464, Cl. FI, 6.028%, 2/15/32 1                  550,636         559,372
Series 2470, Cl. AF, 6.028%, 3/15/32 1                  909,066         931,470
Series 2470, Cl. LF, 6.028%, 2/15/32 1                  563,496         573,952
Series 2471, Cl. FD, 6.028%, 3/15/32 1                1,014,720       1,033,099
Series 2477, Cl. FZ, 5.578%, 6/15/31 1                2,083,661       2,104,514
Series 2500, Cl. FD, 5.528%, 3/15/32 1                   52,579          52,637
Series 2517, Cl. GF, 6.028%, 2/15/32 1                  489,931         498,998
Series 2526, Cl. FE, 5.428%, 6/15/29 1                   77,865          77,672
Series 2551, Cl. FD, 5.428%, 1/15/33 1                   60,277          60,545
Series 2641, Cl. CE, 3.50%, 9/15/25                     831,138         820,307
Series 2676, Cl. KY, 5%, 9/15/23                      3,843,000       3,738,002
Series 2691, Cl. MG, 4.50%,
10/15/33                                              6,806,400       6,211,687
Series 2727, Cl. UA, 3.50%,
10/15/22                                                401,673         398,508
Series 2750, Cl. XG, 5%, 2/1/34                       6,037,000       5,651,702
Series 2777, Cl. PJ, 4%, 5/15/24                        426,882         424,357
Series 2890, Cl. PE, 5%, 11/1/34                      6,120,000       5,795,957
Series 2936, Cl. PE, 5%, 2/1/35                       4,858,000       4,577,147
Series 2939, Cl. PE, 5%, 2/15/35                      1,585,000       1,495,826
Series 3025, Cl. SJ, 6.316%, 8/15/35 1                  994,828       1,131,995
Series 3035, Cl. DM, 5.50%, 11/15/25                  3,845,567       3,873,492
Series 3094, Cl. HS, 5.949%, 6/15/34 1                  551,265         601,410
Series 3138, Cl. PA, 5.50%, 2/15/27                   5,395,048       5,459,468

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 5.715%, 7/1/26 7             $      199,942   $      45,072
Series 192, Cl. IO, 8.088%, 2/1/28 7                     52,088          12,641
Series 200, Cl. IO, 7.17%, 1/1/29 7                      62,955          14,631
Series 2003-13, Cl. IO, 7.995%,
3/25/33 7                                             1,134,526         255,836
Series 2003-26, Cl. DI, 9.526%,
4/25/33 7                                               910,588         189,854
Series 205, Cl. IO, 2.72%, 9/1/29 7                     268,713          63,288
Series 2074, Cl. S, 3.027%, 7/17/28 7                    67,200           7,502
Series 2079, Cl. S, 2.872%, 7/17/28 7                   107,625          12,764
Series 208, Cl. IO, (23.489)%,
6/1/30 7                                                299,601          67,098
Series 2136, Cl. SG, 17.406%,
3/15/29 7                                             2,887,223         269,438
Series 216, Cl. IO, 9.04%, 12/1/31 7                    291,545          70,641
Series 2177, Cl. S, 9.249%, 8/15/29 7                 3,192,921         320,533
Series 224, Cl. IO, 5.645%, 3/1/33 7                  1,386,272         325,412
Series 2399, Cl. SG, 4.671%,
12/15/26 7                                            1,754,941         182,378
Series 243, Cl. 6, 15.199%, 12/15/32 7                  855,690         180,521
Series 2437, Cl. SB, 11.164%,
4/15/32 7                                             4,943,263         431,875
Series 2526, Cl. SE, (1.023)%,
6/15/29 7                                               145,574           9,805
Series 2802, Cl. AS, 5.232%,
4/15/33 7                                             1,440,437          97,235
Series 2920, Cl. S, (4.89)%, 1/15/35 7                1,178,170          83,785
Series 2989, Cl. TS, 7.582%,
6/15/25 7                                            26,213,014       2,082,299
Series 3000, Cl. SE, 10.658%,
7/15/25 7                                             1,370,253          73,498
Series 3110, Cl. SL, 24.356%,
2/15/26 7                                               759,958          38,838
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 192,
Cl. PO, 7.631%, 2/1/28 8                                 52,088          41,194
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                               38,644,965      38,029,961
4.50%, 6/25/18 6                                      3,193,606       3,143,261
5%, 12/25/17-8/25/34                                113,983,701     112,437,137
5%, 4/25/18 9                                        14,586,660      14,625,410
5%, 1/1/37 10                                        22,028,000      21,494,504
5.296%, 10/1/36                                      27,859,280      28,062,766
5.50%, 4/25/21-11/1/34                              132,360,401     132,554,294
5.50%, 12/25/32 6                                    40,664,385      40,743,145
5.50%, 1/1/22 10                                      1,870,000       1,894,252
6%, 10/25/16-4/1/35                                  35,025,385      35,729,959
6%, 4/25/33-12/25/33 6                                7,288,654       7,417,275
6%, 1/1/22-1/1/37 10                                 41,372,000      42,147,335
6.50%, 4/25/17-1/25/34                                8,212,149       8,514,987
6.50%, 3/25/17 6                                      6,718,058       6,951,707
7%, 11/25/17-4/1/37                                   8,567,955       9,016,141
7.50%, 2/25/27-3/25/33                                5,345,471       5,719,345
8.50%, 7/25/32                                            7,123           7,673

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1999-54, Cl. LH, 6.50%,
11/25/29                                         $    1,031,008   $   1,083,497
Trust 2001-44, Cl. QC, 6%, 9/25/16                    2,148,988       2,223,914
Trust 2001-50, Cl. NE, 6%, 8/25/30                        1,720           1,714
Trust 2001-51, Cl. OD, 6.50%,
10/25/31                                                531,508         553,157
Trust 2001-69, Cl. PF, 5.865%,
12/25/31 1                                            1,231,655       1,249,315
Trust 2001-70, Cl. LR, 6%, 9/25/30                       36,954          37,074
Trust 2001-74, Cl. QE, 6%, 12/25/31                   6,387,073       6,538,414
Trust 2001-80, Cl. ZB, 6%, 1/25/32                    1,345,646       1,382,555
Trust 2001-82, Cl. ZA, 6.50%,
1/25/32                                                 496,209         506,697
Trust 2002-12, Cl. PG, 6%, 3/25/17                      907,718         939,316
Trust 2002-29, Cl. F, 5.865%,
4/25/32 1                                               601,123         616,328
Trust 2002-56, Cl. KW, 6%, 4/25/23                    3,980,000       4,039,764
Trust 2002-60, Cl. FH, 5.865%,
8/25/32 1                                             1,240,665       1,269,667
Trust 2002-64, Cl. FJ, 5.865%,
4/25/32 1                                               185,105         188,233
Trust 2002-68, Cl. FH, 5.496%,
10/18/32 1                                              420,393         424,621
Trust 2002-9, Cl. PC, 6%, 3/25/17                       947,757         980,760
Trust 2002-9, Cl. PR, 6%, 3/25/17                     1,160,484       1,200,894
Trust 2002-90, Cl. FH, 5.365%,
9/25/32 1                                             1,373,068       1,379,892
Trust 2003-116, Cl. FA, 5.265%,
11/25/33 1                                              151,491         151,223
Trust 2003-130, Cl. CS, 4.37%,
12/25/33 1                                            3,185,820       3,012,526
Trust 2003-17, Cl. EQ, 5.50%,
3/25/23                                               1,452,000       1,466,691
Trust 2003-23, Cl. EQ, 5.50%,
4/25/23                                               2,883,000       2,888,300
Trust 2003-81, Cl. NB, 4.50%,
11/25/14                                              3,160,000       3,163,947
Trust 2003-81, Cl. PW, 4%, 3/25/25                      954,713         947,178
Trust 2003-84, Cl. AJ, 3%, 4/25/13                      856,502         849,346
Trust 2003-84, Cl. GC, 4.50%,
5/25/15                                               3,790,000       3,794,147
Trust 2003-84, Cl. PW, 3%, 6/25/22                    1,364,963       1,356,194
Trust 2004-101, Cl. BG, 5%, 1/25/20                     630,000         632,094
Trust 2004-52, Cl. JR, 4.50%,
7/25/24                                               1,742,816       1,735,733
Trust 2005-100, Cl. BQ, 5.50%,
11/25/25                                                520,000         522,394
Trust 2005-109, Cl. AH, 5.50%,
12/25/25                                              2,160,000       2,140,776
Trust 2005-31, Cl. PB, 5.50%,
4/25/35                                                 560,000         555,522
Trust 2005-59, Cl. NQ, 4.713%,
5/25/35 1                                             1,172,488       1,172,642
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                   480,000         455,110

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates: Continued
Trust 2006-29, Cl. PA, 5.50%, 8/25/26            $    6,927,999   $   6,971,058
Trust 2006-44, Cl. OA, 5.50%,
12/25/26                                              1,868,404       1,888,355
Trust 2006-46, Cl. SW, 6.362%,
6/25/36 1                                             1,365,695       1,498,585
Trust 2006-50, Cl. KS, 6.362%,
6/25/36 1                                               588,947         626,882
Trust 2006-50, Cl. SA, 6.362%,
6/25/36 1                                               401,672         428,117
Trust 2006-50, Cl. SK, 6.362%,
6/25/36 1                                             1,455,916       1,548,778
Trust 2006-57, Cl. PA, 5.50%,
8/25/27                                               2,096,662       2,118,829
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-61, Cl. SH, 11.44%,
11/18/31 7                                              685,439          64,112
Trust 2001-63, Cl. SD, 4.86%,
12/18/31 7                                              157,542          21,127
Trust 2001-68, Cl. SC, 3.745%,
11/25/31 7                                              108,373          11,235
Trust 2001-81, Cl. S, 3.713%, 1/25/32 7                 126,886          13,666
Trust 2002-28, Cl. SA, 3.632%,
4/25/32 7                                                74,838           9,352
Trust 2002-38, Cl. IO, (0.994)%,
4/25/32 7                                               360,573          37,915
Trust 2002-48, Cl. S, 3.808%, 7/25/32 7                 120,333          12,956
Trust 2002-52, Cl. SL, 3.84%, 9/25/32 7                  75,201           8,204
Trust 2002-56, Cl. SN, 4.913%,
7/25/32 7                                               165,353          17,774
Trust 2002-77, Cl. IS, 2.732%,
12/18/32 7                                              614,309         103,085
Trust 2002-77, Cl. SH, 5.015%,
12/18/32 7                                              166,269          16,395
Trust 2002-9, Cl. MS, 3.676%,
3/25/32 7                                               159,424          17,231
Trust 2003-118, Cl. S, 9.431%,
12/25/33 7                                            1,355,271         232,945
Trust 2003-33, Cl. SP, 9.135%,
5/25/33 7                                             1,105,350         143,501
Trust 2003-4, Cl. S, 12.143%,
2/25/33 7                                               337,828          41,207
Trust 2005-105, Cl. S, 17.377%,
12/25/35 7                                            3,267,094         240,561
Trust 2005-40, Cl. SA, 0.806%,
5/25/35 7                                             3,278,639         225,604
Trust 2005-40, Cl. SB, 9.918%,
5/25/35 7                                             5,308,554         264,701
Trust 2005-63, Cl. SA, 14.891%,
10/25/31 7                                              262,465          18,702
Trust 2005-71, Cl. SA, 8.893%,
8/25/25 7                                               868,776          67,594
Trust 2005-83, Cl. SL, 11.659%,
10/25/35 7                                            4,767,886         348,679

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2005-85, Cl. SA, 15.956%,
10/25/35 7                                   $     13,062,432   $       834,635
Trust 2005-87, Cl. SE, 14.517%,
10/25/35 7                                         12,653,811           882,759
Trust 2005-87, Cl. SG, 14.11%,
10/25/35 7                                          3,396,825           318,288
Trust 2006-119, Cl. MS, 22.861%,
12/25/36 7                                          2,596,784           196,368
Trust 2006-33, Cl. SP, 15.444%,
5/25/36 7                                           3,064,185           283,018
Trust 2006-34, Cl. SK, 14.651%,
5/25/36 7                                           5,535,716           507,769
Trust 2006-90, Cl. SX, 28.943%,
9/25/36 7                                           3,237,033           315,929
Trust 214, Cl. 2, 19.694%, 3/1/23 7                   825,814           187,839
Trust 221, Cl. 2, 15.321%, 5/1/23 7                    90,408            20,835
Trust 240, Cl. 2, 21.863%, 9/1/23 7                   172,958            39,769
Trust 254, Cl. 2, 8.533%, 1/1/24 7                  1,396,260           345,328
Trust 2682, Cl. TQ, 12.29%,
10/15/33 7                                          1,233,362            94,630
Trust 2981, Cl. BS, 12.367%,
5/15/35 7                                           2,297,723           171,744
Trust 301, Cl. 2, 5.644%, 4/1/29 7                    376,694            84,666
Trust 313, Cl. 2, (13.534)%, 6/1/31 7                 397,339            95,781
Trust 319, Cl. 2, 11.094%, 2/1/32 7                   121,617            28,252
Trust 321, Cl. 2, 10.866%, 4/1/32 7                   541,214           125,446
Trust 324, Cl. 2, 5.303%, 7/1/32 7                    945,698           216,814
Trust 331, Cl. 5, 15.576%, 2/1/33 7                 2,082,987           456,659
Trust 334, Cl. 12, 11.497%, 2/1/33 7                1,771,803           386,832
Trust 334, Cl. 5, 13.838%, 5/1/33 7                 1,212,475           281,620
Trust 339, Cl. 7, 9.7%, 7/1/33 7                    8,417,624         1,989,212
Trust 342, Cl. 2, 7.216%, 9/1/33 7                  1,806,438           422,951
Trust 344, Cl. 2, 5.331%, 12/1/33 7                 5,983,299         1,371,933
Trust 345, Cl. 9, 8.864%, 1/1/34 7                  2,107,825           501,506
Trust 351, Cl. 9, 8.812%, 10/1/34 7                18,786,237         4,474,857
Trust 362, Cl. 12, 9.38%, 8/1/35 7                  1,292,067           299,079
Trust 362, Cl. 13, 9.362%, 8/1/35 7                   770,952           177,042
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped
Mtg.-Backed Security, Trust 324,
Cl. 1, 6.135%, 7/1/32 8                               236,148           193,578
                                                                ----------------
                                                                    727,720,696

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage
Assn.:
6.125%, 12/9/25 1                                       8,054             8,161
7%, 3/29/28-7/29/28                                   407,290           432,352
7.50%, 3/1/27                                          33,321            35,594
8%, 11/29/25-5/29/26                                  105,408           114,001
--------------------------------------------------------------------------------
Government National Mortgage
Assn., CMO, Series 2001-62, Cl.
KZ, 6.50%, 12/16/31                                 2,748,721         2,884,185

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
GNMA/GUARANTEED Continued
Government National Mortgage
Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Series 2000-12, Cl.
ZA, 8%, 2/16/30                              $      4,010,627   $     4,304,698
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Gtd. Real Estate Mtg.
Investment ConduitPass-Through
Certificates, Series 1999-32,
Cl. ZB, 8%, 9/16/29                                 1,703,594         1,826,745
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 5.833%,
7/16/28 7                                             217,194            23,465
Series 1998-6, Cl. SA, 8.843%,
3/16/28 7                                             134,101            15,077
Series 2001-21, Cl. SB, 8.455%,
1/16/27 7                                           1,018,600           102,509
Series 2006-47, Cl. SA, 31.192%,
8/16/36 7                                           2,021,498           159,412
                                                                ----------------
                                                                      9,906,199

--------------------------------------------------------------------------------
NON-AGENCY--3.4%
--------------------------------------------------------------------------------
COMMERCIAL--2.4%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%,
7/10/43                                               690,000           681,936
Series 2006-5, Cl. A2, 5.348%,
10/10/11                                            3,160,000         3,173,529
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                               392,308           398,990
--------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO
Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%,
5/25/32                                               333,078           339,464
--------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass
Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 4.965%,
8/25/08 1                                             346,499           346,181
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc. 2006-WF1, Asset-Backed
Pass-Through Certificates, Series
2006-WF1, Cl. A2B, 5.536%, 3/1/36                     260,000           259,945
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-
CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl.
A2B, 5.205%, 12/11/49                               7,030,000         7,028,890

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
CitiMortgage Alternative Loan
Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-
Through Certificates, Series
2006-A5, Cl. 1A13, 5.315%,
10/25/36 1                                   $      2,730,457   $     2,669,775
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, Mtg. Pass-Through
Certificates, Series 2007-8CB,
Cl. A1, 5.50%, 5/25/37                              5,794,347         5,696,721
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates, Series
2006-8, Cl. 2A1, 4.895%, 1/25/46 1                  2,264,994         2,236,406
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage
Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB1, Cl. A2A, 5.50%,
2/25/36                                             1,013,487         1,009,970
Series 2006-AB2, Cl. A1, 5.888%,
6/25/36                                             1,935,324         1,932,321
Series 2006-AB2, Cl. A7, 5.961%,
6/25/36                                               630,109           629,997
Series 2006-AB3, Cl. A7, 6.36%,
7/1/36                                                213,601           213,777
Series 2006-AB4, Cl. A1A, 6.005%,
10/25/36                                            2,671,704         2,671,563
--------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-CF2, Cl.
A1B, 6.24%, 11/12/31                                1,432,788         1,440,132
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                   1,390,455         1,373,568
--------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America
Commercial Mtg. Trust, Pass-
Through Certificates, Series
1998-C2, Cl. A2, 6.56%, 11/18/35                    2,179,345         2,177,854
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg.
Obligations:
Series 2004-C3,
Cl. A2, 4.433%, 7/10/39                               390,000           388,645
Series 2005-C3, Cl. A2, 4.853%,
7/10/45                                               430,000           428,517
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series
1998-C1, Cl. F, 7.035%, 5/15/30 1                   1,567,000         1,579,536
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%,
8/10/42                                               500,000           494,032

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Continued
Series 2005-GG5, Cl. A2, 5.117%,
4/10/37                                      $      1,725,000   $     1,729,088
Series 2007-GG9, Cl. A2, 5.381%,
3/10/39                                             1,990,000         2,002,312
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A2, 5.479%,
11/10/39 1                                          1,702,000         1,720,358
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust
2005-4F, CMO, Series 2005-4F,
Cl. 6A1, 6.50%,
2/25/35                                             3,542,476         3,585,133
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                               160,000           158,361
Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                            2,225,000         2,211,492
Series 2007-LD12, Cl. A2, 5.827%,
2/15/51                                             5,682,000         5,803,218
Series 2007-LDPX, Cl. A2S, 5.305%,
1/15/49                                             2,380,000         2,383,469
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Trust
2007-LDP11, Commercial Mtg.
Pass-Through Certificates, Series
2007-LD11, Cl. A2, 5.992%, 6/15/49 1                3,640,000         3,724,344
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust, Commercial Mtg. Pass-
Through Certificates:
Series 2005-C5, Cl. A2, 4.885%,
9/15/30                                               520,000           519,222
Series 2007-C1, Cl. A2, 5.318%,
1/15/12                                             2,210,000         2,220,717
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%,
7/25/34                                               460,306           455,885
Series 2004-9, Cl. A3, 4.70%,
8/25/34 1                                              10,575            10,538
--------------------------------------------------------------------------------
Mastr Asset Securitization Trust
2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl.
2A1, 5.239%, 10/25/36 1                             7,194,448         7,088,464
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl.
A1B, 6.59%, 3/15/30                                 3,911,361         3,920,718

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
Prudential Mortgage Capital
Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series
PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                      $        556,000   $       589,618
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6,
Cl. A114, 5.75%, 4/25/37                            1,873,693         1,852,150
--------------------------------------------------------------------------------
Residential Asset Securitization
Trust 2006-A9CB, CMO Pass-
Through Certificates, Series
2006-A9CB, Cl. A5, 6%, 9/25/36                      1,284,485         1,282,116
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C17, Cl.
A2, 4.782%, 3/15/42                                   820,000           816,480
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C29,
Cl. A2, 5.272%, 11/15/48                            2,997,000         3,004,013
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through
Certificates, Series 2003-AR9,
Cl. 2A, 4.047%, 9/25/33 1                           2,391,428         2,377,706
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-V Trust, Mtg.
Pass-Through Certificates, Series
2004-V, Cl. 1A1, 3.836%, 10/1/34 1                  4,631,134         4,583,915
                                                                ----------------
                                                                     89,211,066

--------------------------------------------------------------------------------
MULTIFAMILY--0.3%
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates, Series 2003-E, Cl. 2A2,
4.35%, 6/25/33 1                                    3,832,415         3,818,571
--------------------------------------------------------------------------------
Countrywide Home Loans
Servicing LP, Mtg. Pass-Through
Certificates, Series 2003-46, Cl.
1A2, 4.122%, 1/19/34 1                              6,185,721         6,261,472
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through
Certificates, Series 2005-AR8,
Cl. 2AB1, 5.115%, 7/25/45 1                            14,641            14,609
                                                                ----------------
                                                                     10,094,652

--------------------------------------------------------------------------------
OTHER--0.1%
JPMorgan Mortgage Trust, CMO
Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.756%, 2/25/32 1                 1,835,823         1,866,473

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
RESIDENTIAL--0.6%
Countrywide Alternative Loan
Trust, CMO, Series 2005-J1, Cl.
3A1, 6.50%, 8/25/32                          $      6,047,888   $     6,179,387
--------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl.
1A5, 6%, 9/25/36                                    4,329,729         4,341,768
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl.
1A8, 6%, 9/25/36                                    1,094,376         1,093,913
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 4/25/08                                  706,958           706,169
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl.
A28, 5.75%, 4/25/37                                 1,765,074         1,748,992
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Loan Trust, Mtg. Pass-Through
Certificates, 2007-A, Cl. 1A8, 6%,
2/25/37                                             5,510,492         5,527,578
--------------------------------------------------------------------------------
Wells Fargo Mortgage Backed
Securities 2006-12 Trust, Mtg. Pass-
Through Certificates, Series
2006-12, Cl. A1, 6%, 10/25/36                       2,372,638         2,398,492
                                                                ----------------
                                                                     21,996,299
                                                                ----------------
Total Mortgage-Backed
Obligations (Cost $846,593,739)                                     860,795,385

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
5.208%, 2/4/08 11                                  10,880,000        10,839,156
3.375%, 4/15/09 12                                 38,125,000        37,939,331
4.625%, 10/25/12 13                                20,570,000        21,204,153
5.25%, 5/21/09 13                                  37,250,000        38,029,456
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Nts., Series 1, 4.75%, 11/19/12 13                 22,690,000        23,506,590
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts., 3.875%, 12/10/09 9                    50,485,000        50,796,694
--------------------------------------------------------------------------------
Resolution Funding Corp. Bonds,
Residual Funding STRIPS, 5.155%,
1/15/21 11,13                                       5,667,000         3,082,672
--------------------------------------------------------------------------------
U.S. Treasury Bills, 3.619%, 2/7/08 13,14           6,185,000         6,162,213
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
STRIPS, 4.201%, 2/15/11 6,11,13                       900,000           814,820
STRIPS, 4.808%, 2/15/16 6,11,13                     4,491,000         3,224,700
                                                                ----------------
Total U.S. Government Obligations
(Cost $192,233,903)                                                 195,599,785

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--23.8%
--------------------------------------------------------------------------------
ARGENTINA--0.5%
Argentina (Republic of) Bonds:
5.374%, 8/3/12 1                             $      4,755,000   $     4,187,405
7%, 10/3/15                                         1,270,000         1,051,560
Series GDP, 0.971%, 12/15/35 1                      8,600,000           993,300
Series V, 7%, 3/28/11                               6,312,000         5,820,804
Series VII, 7%, 9/12/13                             6,265,000         5,448,114
--------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec.
Nts., 8.656%, 10/18/14 2                            1,810,000         1,819,050
                                                                ----------------
                                                                     19,320,233

--------------------------------------------------------------------------------
AUSTRALIA--0.9%
New South Wales Treasury Corp.
Sr. Unsec. Nts., 6%, 10/1/09 [AUD]                 34,985,000        30,093,996
--------------------------------------------------------------------------------
Queensland Treasury Corp. Unsec.
Nts., Series 09G, 6%, 7/14/09 [AUD]                 1,905,000         1,642,992
                                                                ----------------
                                                                     31,736,988

--------------------------------------------------------------------------------
AUSTRIA--0.2%
Austria (Republic of) Unsec. Unsub.
Nts., Series E, 4%, 9/15/16 [EUR]                   5,067,000         7,198,779
--------------------------------------------------------------------------------
BELGIUM--0.7%
Belgium (Kingdom of) Bonds,
Series 44, 5%, 3/28/35 [EUR]                        4,720,000         7,141,316
--------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury
Bills, 4.03%, 9/18/08 11 [EUR]                     12,220,000        17,329,554
                                                                ----------------
                                                                     24,470,870

--------------------------------------------------------------------------------
BRAZIL--1.3%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                         9,480,000         9,655,380
8%, 1/15/18                                        13,660,000        15,319,690
8.75%, 2/4/25                                       2,950,000         3,746,500
8.875%, 10/14/19                                    9,085,000        11,265,400
10.50%, 7/14/14                                     6,288,000         8,017,200
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts.,
7.875%, 3/7/15                                        130,000           147,095
                                                                ----------------
                                                                     48,151,265

--------------------------------------------------------------------------------
BULGARIA--0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                        740,000           863,950
8.25%, 1/15/15 2                                      710,000           828,925
                                                                ----------------
                                                                      1,692,875

--------------------------------------------------------------------------------
CANADA--0.9%
Canada (Government of) Nts.:
3.75%, 6/1/12 [CAD]                                17,150,000        17,175,885
4.25%, 12/1/09 [CAD]                               16,790,000        17,051,531
                                                                ----------------
                                                                     34,227,416

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COLOMBIA--0.7%
Bogota Distrio Capital Sr. Bonds,
9.75%, 7/26/28 2 [COP]                          3,058,000,000   $     1,443,458
--------------------------------------------------------------------------------
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                     3,805,000         4,242,575
10.75%, 1/15/13                                     3,900,000         4,806,750
12%, 10/22/15 [COP]                            17,234,000,000         9,501,331
--------------------------------------------------------------------------------
Colombia (Republic of) Nts.,
8.25%, 12/22/14                                     1,713,000         1,961,385
--------------------------------------------------------------------------------
EEB International Ltd., Sr. Unsec.
Bonds, 8.75%, 10/31/14 5                            3,330,000         3,417,413
                                                                ----------------
                                                                     25,372,912

--------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec.
Bonds, 9.995%, 8/1/20                               1,498,000         1,953,954
--------------------------------------------------------------------------------
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                  9,445,000         1,835,968
4%, 11/15/15 [DKK]                                  6,880,000         1,312,725
7%, 11/10/24 [DKK]                                  2,495,000           623,408
--------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%,
8/15/08 [DKK]                                       9,965,000         1,952,506
                                                                ----------------
                                                                      5,724,607

--------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec.
Unsub. Bonds, Series REG S,
9.04%, 1/23/18                                      1,721,439         1,958,136
--------------------------------------------------------------------------------
Dominican Republic Unsec.
Unsub. Nts., 9.50%, 9/27/11 5                         351,312           374,147
                                                                ----------------
                                                                      2,332,283

--------------------------------------------------------------------------------
EGYPT--0.1%
Egypt (The Arab Republic of)
Unsec. Unsub. Bonds, 8.75%,
7/15/12 2 [EGP]                                    10,100,000         1,868,984
--------------------------------------------------------------------------------
EL SALVADOR--0.2%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                     590,000           687,350
7.65%, 6/15/35 2                                    4,570,000         5,289,775
                                                                ----------------
                                                                      5,977,125

--------------------------------------------------------------------------------
FRANCE--1.5%
France (Government of)
Obligations Assimilables du
Tresor Bonds:
3.25%, 4/25/16 [EUR]                               17,910,000        24,163,828
4%, 10/25/38 [EUR]                                 15,430,000        20,105,932
--------------------------------------------------------------------------------
France (Government of) Treasury
Bills, 3.935%, 1/17/08 11 [EUR]                     6,470,000         9,429,084
                                                                ----------------
                                                                     53,698,844

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
GERMANY--2.5%
Germany (Federal Republic of)
Bonds:
Series 03, 3.75%, 7/4/13 [EUR]                     10,520,000   $    15,023,063
Series 05, 4%, 1/4/37 [EUR]                        18,635,000        24,638,199
Series 07, 4.25%, 7/4/17 [EUR]                      1,900,000         2,761,237
--------------------------------------------------------------------------------
Germany (Federal Republic of)
Treasury Bills, Series 0707, 4.064%,
1/16/08 11 [EUR]                                   33,415,000        48,703,354
                                                                ----------------
                                                                     91,125,853

--------------------------------------------------------------------------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%,
10/4/17 5                                           3,500,000         3,701,250
--------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%,
5/20/13 [EUR]                                      10,965,000        16,189,137
--------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                     250,000           289,375
10.25%, 11/8/11                                     1,660,000         1,921,450
                                                                ----------------
                                                                      2,210,825

--------------------------------------------------------------------------------
INDONESIA--0.4%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                    7,620,000         7,896,225
7.25%, 4/20/15 2                                    4,870,000         5,162,200
--------------------------------------------------------------------------------
Indonesia (Republic of) Unsec.
Nts., 8.50%, 10/12/35 2                             2,430,000         2,846,138
                                                                ----------------
                                                                     15,904,563

--------------------------------------------------------------------------------
ISRAEL--0.2%
Israel (State of) Bonds, Series
2682, 7.50%, 3/31/14 [ILS]                         25,080,000         6,983,440
--------------------------------------------------------------------------------
ITALY--1.4%
Italy (Republic of) Nts., Certificati
di Credito del Tesoro, 4.40%,
7/1/09 1 [EUR]                                     34,505,000        50,496,020
--------------------------------------------------------------------------------
JAPAN--2.2%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09 [JPY]         3,495,000,000        31,402,045
10 yr., Series 245, 0.90%, 12/20/12 [JPY]       1,631,000,000        14,527,949
10 yr., Series 288, 1.70%, 9/20/17 [JPY]        1,441,000,000        13,178,032
30 yr., Series 25, 2.30%, 12/20/36
[JPY]                                           2,348,000,000        20,807,398
                                                                ----------------
                                                                     79,915,424

--------------------------------------------------------------------------------
MALAYSIA--0.1%
Johor Corp. Malaysia
(Government of) Bonds, Series
P3, 1%, 7/31/12 5 [MYR]                             7,980,000         2,833,207
--------------------------------------------------------------------------------
Malaysia (Government of)
Bonds, Series 2/05, 4.72%, 9/30/15
[MYR]                                               8,950,000         2,824,192
                                                                ----------------
                                                                      5,657,399

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MEXICO--1.5%
Mexican Cetes Treasury Bills:
Series BI, 7.764%, 8/28/08 11 [MXN]                70,300,000   $     6,126,193
Series BI, 7.734%, 10/23/08 11 [MXN]              141,950,000        12,232,680
--------------------------------------------------------------------------------
United Mexican States Bonds:
Series M7, 8%, 12/24/08 1 [MXN]                   320,890,000        29,466,058
Series M20, 10%, 12/5/24 1 [MXN]                   45,000,000         4,808,213
                                                                ----------------
                                                                     52,633,144

--------------------------------------------------------------------------------
NIGERIA--0.5%
Nigeria (Federal Republic of)
Bonds, Series 5Y, 13.50%, 9/11/11
[NGN]                                             184,190,000         1,593,501
--------------------------------------------------------------------------------
Nigeria (Federal Republic of) Nts.,
Series 3Y2S, 12.50%, 2/24/09 [NGN]                 60,500,000           536,238
--------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Promissory Nts., Series RC, 5.092%,
1/5/10                                                108,201            94,148
--------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Treasury Bonds:
Series 3Y, 9.23%, 5/25/12 [NGN]                   346,000,000         2,867,193
Series 5Y, 9.50%, 8/31/12 [NGN]                   623,000,000         5,257,718
Series 5Y13, 12.99%, 9/29/11 [NGN]                142,800,000         1,383,186
Series 7Y16, 11.99%, 12/22/13
[NGN]                                             236,500,000         2,146,353
Series 7YR, 12.74%, 10/27/13 [NGN]                317,100,000         2,971,972
                                                                ----------------
                                                                     16,850,309

--------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                      8,540,000         9,052,400
7.25%, 3/15/15                                      5,855,000         6,484,413
8.875%, 9/30/27                                     1,375,000         1,790,938
9.375%, 4/1/29                                        655,000           898,988
                                                                ----------------
                                                                     18,226,739

--------------------------------------------------------------------------------
PERU--1.1%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                               28,080,000        10,500,496
9.91%, 5/5/15 [PEN]                                 8,101,000         3,274,575
Series 7, 8.60%, 8/12/17 [PEN]                     22,570,000         8,718,698
Series 8-1, 12.25%, 8/10/11 [PEN]                  46,095,000        18,421,241
--------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts.,
4.533%, 2/28/16 11                                    379,181           241,698
                                                                ----------------
                                                                     41,156,708

--------------------------------------------------------------------------------
PHILIPPINES--0.4%
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                      5,762,000         6,676,718
9%, 2/15/13                                         7,625,000         8,721,094
                                                                ----------------
                                                                     15,397,812

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
POLAND--0.2%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                  20,240,000   $     7,801,042
Series WS0922, 5.75%, 9/23/22
[PLZ]                                               1,000,000           401,057
                                                                ----------------
                                                                      8,202,099

--------------------------------------------------------------------------------
SPAIN--0.6%
Spain (Government of) Bonds,
3.80%, 1/31/17 [EUR]                                3,385,000         4,719,843
--------------------------------------------------------------------------------
Spain (Government of) Treasury
Bills, 4.001%, 3/20/08 11 [EUR]                    12,855,000        18,616,843
                                                                ----------------
                                                                     23,336,686

--------------------------------------------------------------------------------
THE NETHERLANDS--0.3%
Netherlands (Kingdom of the)
Bonds, 5%, 7/15/11 [EUR]                            6,850,000        10,280,506
--------------------------------------------------------------------------------
TURKEY--2.0%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                      15,635,000        16,115,776
7%, 9/26/16                                         9,710,000        10,316,875
--------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                      7,285,000         7,831,375
16%, 3/7/12 1 [TRY]                                37,395,000        31,835,292
18.163%, 8/13/08 11 [TRY]                           6,630,000         5,161,759
                                                                ----------------
                                                                     71,261,077

--------------------------------------------------------------------------------
UNITED KINGDOM--1.4%
United Kingdom Treasury Bonds:
5.75%, 12/7/09 15,16 [GBP]                         13,885,000        28,283,060
6%, 12/7/28 [GBP]                                   8,760,000        20,997,349
                                                                ----------------
                                                                     49,280,409

--------------------------------------------------------------------------------
URUGUAY--0.5%
Uruguay (Oriental Republic of)
Bonds:
4.25%, 4/5/27 [UYU]                                48,300,000         2,341,026
7.625%, 3/21/36                                     3,525,000         3,859,875
--------------------------------------------------------------------------------
Uruguay (Oriental Republic of)
Unsec. Bonds:
5%, 9/14/18 [UYU]                                  54,110,000         2,980,321
8%, 11/18/22                                        7,030,000         7,908,750
                                                                ----------------
                                                                     17,089,972
                                                                ----------------
Total Foreign Government
Obligations
(Cost $820,957,303)                                                 859,626,507

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.1%
--------------------------------------------------------------------------------
Credit Suisse First Boston
International, Export-Import
Bank of Ukraine Loan
Participation Nts., 8.40%, 2/9/16            $      1,740,000   $     1,692,150
--------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow
Loan Participation Nts., Series 28,
Tranche 1, 7.25%, 11/25/09 [RUR]                   37,000,000         1,529,113
--------------------------------------------------------------------------------
Dali Capital SA (ROSBANK)
Loan Participation Nts., Series 23,
Tranche 1, 8%, 9/30/09 [RUR]                       36,400,000         1,465,592
                                                                ----------------
Total Loan Participations
(Cost $4,464,342)                                                     4,686,855

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--15.3%
--------------------------------------------------------------------------------
AAC Group Holding Corp.,
0%/10.25% Sr. Unsec. Disc. Nts.,
10/1/12 17                                            100,000            86,500
--------------------------------------------------------------------------------
Ace Cash Express, Inc., 10.25%
Sr. Nts., 10/1/14 5                                   250,000           242,500
--------------------------------------------------------------------------------
AES Corp. (The), 8.75% Sr. Sec.
Nts., 5/15/13 2                                     1,309,000         1,372,814
--------------------------------------------------------------------------------
AES Dominicana Energia Finance
SA, 11% Sr. Nts., 12/13/15 2                        2,758,000         2,758,000
--------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts.,
12/21/16 2                                          1,100,000         1,087,240
--------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec.
Bonds, Series A, 11/30/19                             248,382           267,011
--------------------------------------------------------------------------------
African Development Bank,
9.25% Bonds, 1/18/08 [NGN]                        218,200,000         2,015,620
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec.
Debs., 5/1/31                                       2,558,000         2,607,809
--------------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/12                1,100,000         1,094,500
--------------------------------------------------------------------------------
Alliant Techsystems, Inc., 6.75%
Sr. Sub. Nts., 4/1/16                               1,335,000         1,341,675
--------------------------------------------------------------------------------
Allied Waste North America, Inc.,
7.375% Sr. Sec. Nts., Series B,
4/15/14                                             1,300,000         1,303,250
--------------------------------------------------------------------------------
Alrosa Finance SA, 8.875% Nts.,
11/17/14 2                                         13,025,000        14,034,438
--------------------------------------------------------------------------------
AmBev International Finance Co.
Ltd., 9.50% Bonds, 7/24/17 2 [BRR]                  5,050,000         2,417,629
--------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr.
Unsec. Sub. Nts., 3/1/14                              760,000           718,200
--------------------------------------------------------------------------------
America Movil SAB de CV, 8.46%
Sr. Unsec. Unsub. Bonds, 12/18/36
[MXN]                                              52,700,000         4,564,065
--------------------------------------------------------------------------------
American Casino &
Entertainment Properties LLC,
7.85% Sr. Sec. Nts., 2/1/12                           500,000           515,375

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
American Media Operations,
Inc.:
8.875% Sr. Unsec. Sub. Nts.,
1/15/11                                      $        150,000   $       127,688
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09                                    1,250,000         1,070,313
--------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                      555,000           573,038
7.50% Sr. Nts., 5/1/12                              2,485,000         2,571,975
--------------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc.,
7.75% Sr. Sub. Nts., 4/1/14                           325,000           273,813
--------------------------------------------------------------------------------
Aramark Services, Inc., 8.50% Sr.
Unsec. Nts., 2/1/15                                   685,000           696,988
--------------------------------------------------------------------------------
Ashtead Capital, Inc., 9% Nts.,
8/15/16 2                                             385,000           342,650
--------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr.
Unsec. Nts., 2/1/09 3,4,5                             735,000                --
--------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%
Sr. Unsec. Nts., 12/15/15                             290,000           288,550
--------------------------------------------------------------------------------
Autopistas del Nordeste Cayman
Ltd., 9.39% Nts., 1/15/26 2                         4,712,705         4,795,178
--------------------------------------------------------------------------------
Avis Budget Car Rental LLC:
7.369% Sr. Unsec. Unsub. Nts.,
5/15/14 1                                             135,000           124,875
7.75% Sr. Unsec. Unsub. Nts.,
5/15/16                                               335,000           316,575
--------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25%
Sec. Nts., 4/5/17 [EUR]                             3,545,000         4,948,474
--------------------------------------------------------------------------------
Ball Corp., 6.625% Sr. Nts., 3/15/18                1,200,000         1,194,000
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria
SA, 4.25% Sec. Bonds, 7/15/14 [EUR]                 3,340,000         4,738,676
--------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 2                 3,520,000         3,578,080
--------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95%
Sub. Nts., 11/7/21 1,2                              1,345,000         1,250,850
--------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr.
Unsec. Nts., 4/27/16 2                              2,605,000         2,442,188
--------------------------------------------------------------------------------
Banco Invex SA, 25.352% Mtg.
Backed Certificates, Series 062U,
3/13/34 1 [MXN]                                     5,226,776         1,977,014
--------------------------------------------------------------------------------
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                15,950,000        22,405,945
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                  8,135,000        11,127,347
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278%
Perpetual Bonds 18                                  4,940,000         4,307,087
--------------------------------------------------------------------------------
Bausch & Lomb, Inc., 9.875% Sr.
Unsec. Nts., 11/1/15 2                                865,000           880,138
--------------------------------------------------------------------------------
Belden & Blake Corp., 8.75% Sec.
Nts., 7/15/12                                         325,000           329,875
--------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr.
Sub. Nts., 11/1/16                                    370,000           380,175

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Berry Plastics Holding Corp.,
8.875% Sr. Sec. Nts., 9/15/14                $      1,830,000   $     1,747,650
--------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts.,
11/15/14 2                                            400,000           420,000
--------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722%
Unsec. Perpetual Debs. 2,18                         4,630,000         4,275,254
--------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%
Sr. Unsec. Nts., 3/1/14                             2,585,000         2,591,463
--------------------------------------------------------------------------------
CCH I Holdings LLC/CCH I
Holdings Capital Corp., 11% Sr.
Sec. Nts., 10/1/15                                  1,645,000         1,348,900
--------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec.
Nts., 8/1/13 2                                      1,040,000           985,400
--------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr.
Unsec. Disc. Nts., 10/1/07 3,4,5                      400,000                --
--------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec.
Nts., 9/15/09                                       1,250,000         1,151,733
--------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub.
Nts., 12/1/13                                       1,500,000         1,344,375
--------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                       835,000           812,038
6.875% Sr. Unsec. Nts., 1/15/16                     2,635,000         2,621,825
--------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%
Sr. Unsec. Sub. Nts., 12/15/12                        350,000           343,875
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr.
Unsec. Disc. Nts., 3/15/14 17                       1,500,000         1,404,375
--------------------------------------------------------------------------------
Citizens Communications Co.,
6.25% Sr. Nts., 1/15/13                             4,430,000         4,313,713
--------------------------------------------------------------------------------
Claire's Stores, Inc., 10.50% Sr.
Sub. Nts., 6/1/17 2                                 2,290,000         1,236,600
--------------------------------------------------------------------------------
Cloverie plc, 9.176% Sec. Nts.,
Series 2005-93, 12/20/10 1                          1,100,000         1,186,790
--------------------------------------------------------------------------------
CMS Energy Corp.:
7.75% Sr. Nts., 8/1/10                                200,000           210,882
8.50% Sr. Nts., 4/15/11                               250,000           270,553
--------------------------------------------------------------------------------
Compton Petroleum Finance
Corp., 7.625% Sr. Nts., 12/1/13                       770,000           719,950
--------------------------------------------------------------------------------
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                       1,245,000         1,254,338
8.375% Sr. Nts., 12/15/14                             870,000           876,525
--------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr.
Unsec. Nts., 3/1/16                                   180,000           182,250
--------------------------------------------------------------------------------
Coriolanus Ltd.:
3.359% Sec. Nts., 12/31/17 5,11 [BRR]              25,700,000         9,973,134
10.62% Sec. Nts., 8/10/10 5                         3,300,000         3,146,550
--------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                   460,000           455,400
7.50% Sr. Nts., 5/1/11                                200,000           203,500
--------------------------------------------------------------------------------
Countrywide Financial Corp.,
5.128% Unsec. Unsub. Nts, 5/5/08 1                    820,000           749,100

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc.,
3.25% Nts., Series L, 5/21/08                $      5,750,000   $     5,196,534
--------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr.
Nts., 11/15/15                                      1,900,000         1,966,500
--------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub.
Nts., 9/15/10                                         400,000           391,914
--------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                       765,000           765,000
7.25% Sr. Unsec. Sub. Nts., 3/15/15                 2,405,000         2,423,038
--------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr.
Unsec. Sub. Nts., 6/15/09 5                           200,000           187,000
--------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                   180,000           171,000
8.625% Sr. Sub. Nts., 12/15/12                        400,000           405,000
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                      3,799,000         4,411,308
--------------------------------------------------------------------------------
Depfa ACS Bank, 3.875% Sec. Nts.,
11/14/16 [EUR]                                      1,110,000         1,527,281
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media
West Finance Co.:
8.50% Sr. Nts., 8/15/10                               300,000           305,625
9.875% Sr. Sub. Nts., 8/15/13                         586,000           610,905
--------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts.,
11/15/13 17                                           300,000           274,500
0%/9% Unsec. Disc. Nts., 11/15/13 17                  400,000           366,000
8% Unsec. Nts., 11/15/13                              605,000           571,725
--------------------------------------------------------------------------------
DI Finance/DynCorp International
LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13 5                                   607,000           635,074
--------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec.
Nts., 11/15/08 5                                      790,000           789,013
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                        100,000            91,500
8.625% Sr. Nts., 5/1/09                               306,000           296,820
8.875% Sr. Unsec. Nts., 3/15/11                        71,000            66,030
--------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75%
Sr. Nts., 1/15/12 2                                   700,000           609,000
--------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                               970,000           962,725
7.625% Sr. Sub. Nts., 2/1/18                          205,000           208,588
--------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                     1,146,000           888,150
8% Sr. Nts., 6/15/11                                  410,000           357,725
--------------------------------------------------------------------------------
Eastman Kodak Co., 3.625%
Nts., Series A, 5/15/08                               385,000           381,150
--------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375% Sr.
Unsec. Nts., 10/1/11                                2,135,000         2,114,718

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Edison Mission Energy:
7% Sr. Unsec. Nts., 5/15/17                  $      3,440,000   $     3,397,000
7.50% Sr. Unsec. Nts., 6/15/13                        360,000           370,800
7.75% Sr. Unsec. Nts., 6/15/16                        500,000           517,500
--------------------------------------------------------------------------------
Education Management
LLC/Education Management
Corp., 10.25% Sr. Unsec. Sub.
Nts., 6/1/16                                        1,140,000         1,179,900
--------------------------------------------------------------------------------
Eirles Two Ltd.:
6.482% Sec. Nts., Series 335,
4/30/12 1,5                                         6,300,000         5,607,000
8.279% Sec. Nts., Series 324,
4/30/12 1,5                                         4,100,000         3,452,200
--------------------------------------------------------------------------------
Eletropaulo Metropolitana SA,
19.125% Nts., 6/28/10 2 [BRR]                       1,115,000           704,921
--------------------------------------------------------------------------------
Elizabeth Arden, Inc., 7.75% Sr.
Unsec. Sub. Nts., 1/15/14                           1,175,000         1,157,375
--------------------------------------------------------------------------------
Enterprise Products Operating
LP, 8.375% Jr. Sub. Nts., 8/1/66 1                  3,185,000         3,265,889
--------------------------------------------------------------------------------
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 3,4,5 [EUR]                 338,620                --
--------------------------------------------------------------------------------
Felcor Lodging LP, 8.50% Sr. Nts.,
6/1/11 1                                              925,000           968,938
--------------------------------------------------------------------------------
Fiserv, Inc., 6.125% Sr. Unsec.
Unsub. Nts., 11/20/12                               3,015,000         3,067,362
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts.,
5/1/14                                                300,000           306,000
--------------------------------------------------------------------------------
Freeport-McMoRan Copper &
Gold, Inc., 8.375% Sr. Nts., 4/1/17                 3,510,000         3,773,250
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc.,
10.125% Sr. Unsec. Sub. Nts.,
12/15/16 2                                          2,100,000         1,743,000
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08                         900,000           902,250
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust III, 7.375% Nts., 2/1/08 [DEM]                   25,000            18,656
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust IV, 7.875% Trust Preferred
Securities, 6/15/11                                   315,000           327,600
--------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr.
Unsec. Nts., 10/1/11                                  700,000           700,000
--------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr.
Unsec. Nts., 10/1/16                                  535,000           559,075
--------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec.
Nts., 10/1/12                                         300,000           313,875
--------------------------------------------------------------------------------
Gaylord Entertainment Co., 8%
Sr. Nts., 11/15/13                                    900,000           900,000
--------------------------------------------------------------------------------
Gaz Capital (Gazprom), 7.288%
Sr. Unsec. Bonds, 8/16/37 2                        14,680,000        14,863,500
--------------------------------------------------------------------------------
General Motors Acceptance
Corp., 8% Bonds, 11/1/31                            1,860,000         1,564,020

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc.
(The), 6.345% Sub. Bonds, 2/15/34            $      3,805,000   $     3,446,710
--------------------------------------------------------------------------------
Goodman Global Holding Co.,
Inc., 7.875% Sr. Unsec. Sub. Nts.,
12/15/12                                            2,675,000         2,768,625
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                1,125,000         1,144,688
9% Sr. Unsec. Nts., 7/1/15                            746,000           794,490
--------------------------------------------------------------------------------
Graham Packaging Co., Inc.,
9.875% Sr. Unsec. Sub. Nts.,
10/15/14                                            1,235,000         1,142,375
--------------------------------------------------------------------------------
Graphic Packaging International
Corp.: 8.50% Sr. Nts., 8/15/11                      1,115,000         1,109,425
9.50% Sr. Sub. Nts., 8/15/13                          595,000           590,538
--------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/13                  120,000           112,800
--------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75%
Sr. Nts., 12/1/13 2                                 1,335,000         1,304,963
--------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr.
Unsec. Nts., 5/15/15                                  380,000           364,800
--------------------------------------------------------------------------------
H&E Equipment Services, Inc.,
8.375% Sr. Unsec. Nts., 7/15/16                       420,000           390,600
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A 2,18                                7,200,000         5,875,070
--------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                     3,320,000         2,822,000
--------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr.
Unsec. Nts., 6/15/16                                1,550,000         1,627,500
--------------------------------------------------------------------------------
Helix Energy Solutions Group, Inc.,
9.50% Sr. Unsec. Nts., 1/15/16 5                    1,225,000         1,246,438
--------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                        610,000           621,438
10.50% Sr. Unsec. Sub. Nts., 1/1/16                 1,135,000         1,180,400
--------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875%
Sr. Unsub. Nts., 11/1/14                              375,000           375,000
--------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                    730,000           715,400
6.75% Sr. Nts., Series Q, 6/1/16                      500,000           495,000
--------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 11                 2,510,000         2,165,427
12.278% Sr. Unsec. Nts., 3/9/09 11                  1,960,000         1,864,117
9.751% Sr. Unsec. Nts., 7/8/09 11                   1,960,000         1,977,914
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 1                             3,700,000         3,428,794
--------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 5                     790,000           833,450
7.875% Sr. Unsec. Sub. Nts.,
11/15/14                                              375,000           399,375
--------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1,5                   198,000           216,810
11.625% Sr. Unsec. Nts., 10/15/10 5                    13,000            13,813

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 1,2                    $      6,960,000   $     6,310,994
6.625% Nts., 10/3/12 2                              6,620,000         6,520,038
--------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts.,
11/15/16                                            1,930,000         1,780,425
--------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75%
Sr. Nts., 5/30/24 5                                 7,988,981         9,087,466
--------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp.,
8.25% Sr. Unsec. Nts., 3/1/16                         880,000           915,200
--------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co.
Ltd., 8.25% Sr. Nts., 1/15/13                         330,000           333,300
--------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                           920,000           515,573
9.891% Nts., 1/25/12 1,5 [COP]                    795,214,295           466,986
--------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr.
Sub. Nts., 6/15/14                                    570,000           567,150
--------------------------------------------------------------------------------
International Utility Structures,
Inc., 13% Unsec. Sub. Nts.,
2/1/08 3,4,5                                           71,000                --
--------------------------------------------------------------------------------
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2               960,000           998,400
--------------------------------------------------------------------------------
ION Media Networks, Inc., 11%
Sr. Unsec. Sub. Nts., Series A,
7/31/13                                               766,290           386,976
--------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75%
Sr. Unsec. Sub. Nts., 5/15/14 5                       415,000           390,100
--------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr.
Unsec. Sub. Nts., 4/1/13                            1,415,000         1,439,763
--------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 2                          1,130,000         1,155,425
8.80% Sr. Nts., 1/30/17 2                           1,410,000         1,455,825
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7% Sr.
Unsec. Sub. Nts., 3/1/14                            3,085,000         2,545,125
--------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec.
Nts., 4/1/14                                        1,015,000         1,100,038
--------------------------------------------------------------------------------
JP Morgan Hipotecaria su
Casita, 6.47% Sec. Nts., 8/26/35 5
[MXN]                                               7,112,700           641,417
--------------------------------------------------------------------------------
JPMorgan, Red Square Capital
Ltd., 9% CDO Nts., 11/20/08 2 [RUR]                62,000,000         2,397,398
--------------------------------------------------------------------------------
JPMorgan Hipotecaria su Casita,
20.181% Mtg. Backed Certificates,
Series 06U, 9/25/35 1 [MXN]                         4,110,000         1,268,240
--------------------------------------------------------------------------------
JSC Astana Finance, 9.16% Nts.,
3/14/12 5                                           7,200,000         6,759,011
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                   495,000           279,675
8.875% Sr. Sub. Nts., 4/1/12                          890,000           511,750
--------------------------------------------------------------------------------
Kansas City Southern Railway
Co. (The), 7.50% Sr. Nts., 6/15/09                    400,000           402,500
--------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts.,
12/15/08                                              250,000           246,250

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Key Energy Services, Inc., 8.375%
Sr. Nts., 12/1/14 2                          $      1,580,000   $     1,623,450
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners
LP, 7.30% Sr. Unsec. Nts., 8/15/33                  4,327,000         4,617,476
--------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr.
Sec. Nts., 10/15/13                                   510,000           539,325
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                         583,000           565,510
6.125% Sr. Unsec. Sub. Nts., 1/15/14                  400,000           394,000
6.375% Sr. Unsec. Sub. Nts.,
Series B, 10/15/15                                    515,000           509,850
7.625% Sr. Sub. Nts., 6/15/12                         500,000           514,375
--------------------------------------------------------------------------------
Lamar Media Corp., 6.625% Sr.
Unsec. Sub. Nts., 8/15/15                           1,275,000         1,246,313
--------------------------------------------------------------------------------
Lear Corp., 8.75% Sr. Unsec. Nts.,
Series B, 12/1/16                                   3,370,000         3,083,550
--------------------------------------------------------------------------------
Leslie's Poolmart, Inc., 7.75% Sr.
Unsec. Nts., 2/1/13                                   825,000           787,875
--------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec.
Unsub. Nts., 1/15/15                                1,780,000         1,784,450
--------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub.
Nts., 5/15/13                                         550,000           520,438
--------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 2                              1,990,000         1,999,950
7.75% Nts., 10/17/16 2                              4,230,000         4,261,725
--------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12%
Sr. Disc. Nts., 8/15/14 17                          1,600,000         1,288,000
--------------------------------------------------------------------------------
Mashantucket Pequot Tribe,
8.50% Bonds, Series A, 11/15/15 2                   2,620,000         2,646,200
--------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts.,
11/15/10                                              300,000           294,750
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                        1,300,000           786,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                  700,000           441,000
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                         650,000           633,750
8.375% Sr. Unsec. Sub. Nts., 2/1/11                 2,300,000         2,363,250
--------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub.
Bonds, 11/30/11 2                                   1,360,000         1,346,400
--------------------------------------------------------------------------------
Mirant Americas Generation LLC,
9.125% Sr. Unsec. Nts., 5/1/31                        150,000           141,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625%
Sec. Pass-Through Certificates,
Series A, 6/30/12                                     547,727           575,113
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                  505,000           496,163
6.875% Sr. Unsec. Sub. Nts., 2/15/15                  515,000           486,675
8% Sr. Sub. Nts., 4/1/12                            1,200,000         1,224,000
--------------------------------------------------------------------------------
Momentive Performance
Materials, Inc., 9.75% Sr. Unsec.
Nts., 12/1/14 2                                     2,840,000         2,627,000

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Morgan Stanley:
6.25% Sr. Nts., 3/23/17 5 [PEN]                     4,885,000   $     1,523,507
10.09% Sr. Unsec. Nts., 5/3/17 5,6
[BRR]                                               9,460,000         4,848,550
--------------------------------------------------------------------------------
Mosaic Global Holdings, Inc.,
7.375% Sr. Nts., 12/1/14 5                            830,000           892,250
--------------------------------------------------------------------------------
National Gas Co., 6.05% Nts.,
1/15/36 2                                           3,470,000         3,316,112
--------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds,
12/19/16 [PHP]                                    109,600,000         2,633,481
6.875% Nts., 11/2/16 2                              1,474,000         1,501,711
9.625% Unsec. Bonds, 5/15/28                        2,550,000         3,091,875
--------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub.
Nts., 7/15/14                                         800,000           799,000
--------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts.,
8/15/15 2                                           2,988,000         2,427,750
--------------------------------------------------------------------------------
Newfield Exploration Co.,
6.625% Sr. Unsec. Sub. Nts., 9/1/14                 1,900,000         1,890,500
--------------------------------------------------------------------------------
NewPage Corp., 10% Sr. Sec. Nts.,
5/1/12                                              1,665,000         1,681,650
--------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                  10,930,000        10,770,192
--------------------------------------------------------------------------------
Nielsen Finance LLC, 10% Sr.
Unsec. Nts., 8/1/14                                 2,195,000         2,255,363
--------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen
Finance Co., 0%/12.50% Sr. Unsec.
Sub. Disc. Nts., 8/1/16 17                          1,725,000         1,220,438
--------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec.
Unsub. Nts., 9/1/14                                   685,000           551,425
--------------------------------------------------------------------------------
NorthPoint Communications
Group, Inc., 12.875% Nts.,
2/15/10 3,4,5                                         200,173                --
--------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr.
Sec. Nts., 11/1/14                                     90,000            88,830
--------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts.,
2/15/15 1                                           1,620,000         1,530,900
--------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                            1,280,000         1,251,200
7.375% Sr. Nts., 2/1/16                             3,000,000         2,932,500
--------------------------------------------------------------------------------
NTK Holdings, Inc., 0%/10.75%
Sr. Unsec. Nts., 3/1/14 17                          1,755,000         1,035,450
--------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts.,
8/15/16                                               355,000           353,225
--------------------------------------------------------------------------------
NXP BV/NXP Funding LLC, 9.50%
Sr. Unsec. Unsub. Nts., 10/15/15                    1,950,000         1,791,563
--------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                         230,000           217,350
6.875% Sr. Sub. Nts., 12/15/15                        285,000           266,475
--------------------------------------------------------------------------------
Ongko International Finance Co.
BV, 10.50% Sec. Nts., 3/29/10 3,4,5                    90,000                --

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts.,
1/15/07 4,5                                  $        675,000   $             7
--------------------------------------------------------------------------------
Owens-Brockway Glass Container,
Inc., 8.875% Sr. Sec. Nts., 2/15/09                   176,000           176,880
--------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr.
Nts., 6/1/11                                          150,000           150,000
--------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific
Energy Finance Corp., 6.25% Sr.
Unsec. Nts., 9/15/15                                  100,000           100,326
--------------------------------------------------------------------------------
Panama Canal Railway Co., 7% Sr.
Sec. Nts., 11/1/26 2                                3,360,000         3,276,000
--------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec.
Nts., 8/15/14                                         840,000           848,400
--------------------------------------------------------------------------------
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts., 3/15/10                         800,000           756,000
--------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr.
Unsec. Nts., Series B, 3/15/13                      3,140,000         3,171,400
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                    230,000           234,313
6.875% Sr. Sub. Nts., 12/1/11                         500,000           507,500
--------------------------------------------------------------------------------
Petrobras International Finance
Co., 5.785% Sr. Unsec. Nts., 3/1/18                10,040,000        10,040,000
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman
SPV, 5.265% Sr. Nts., Cl. A3,
6/15/11 2                                           2,989,177         2,957,369
--------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts.,
4/15/13                                               400,000           386,000
--------------------------------------------------------------------------------
Piazza Vittoria Finance SrL,
6.033% Asset-Backed Nts.,
7/20/10 1 [EUR]                                     2,631,732         3,837,172
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Unsec. Sub. Nts., 3/15/12                 1,480,000         1,502,200
--------------------------------------------------------------------------------
Pinnacle Foods Finance
LLC/Pinnacle Foods Finance
Corp., 10.625% Sr. Sub. Nts., 4/1/17 2              2,090,000         1,807,850
--------------------------------------------------------------------------------
Pokagon Gaming Authority,
10.375% Sr. Nts., 6/15/14 2                           525,000           567,000
--------------------------------------------------------------------------------
Premcor Refining Group, Inc.,
9.50% Sr. Nts., 2/1/13                                835,000           876,498
--------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts.,
3/15/08 3,4,5                                         250,000                --
--------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec.
Nts., 12/1/06 3,4,5 [EUR]                             100,000                --
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%
Sr. Unsec. Sub. Nts., 7/15/15                         220,000           220,550
--------------------------------------------------------------------------------
Quebecor World Capital Corp.,
8.75% Sr. Nts., 3/15/16 2                             315,000           233,494
--------------------------------------------------------------------------------
Quicksilver Resources, Inc.,
7.125% Sr. Sub. Nts., 4/1/16                        1,340,000         1,323,250
--------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec.
Nts., 4/15/15                                         610,000           526,125

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec.
Unsub. Nts., 3/15/12                         $      3,790,000   $     4,074,250
--------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1,
1/15/13                                             2,730,000         2,457,000
6.875% Sr. Disc. Nts., Series A-2,
1/15/13                                             1,865,000         1,678,500
6.875% Sr. Nts., 1/15/13                            1,300,000         1,170,000
8.875% Sr. Unsec. Nts., Series A-3,
1/15/16                                               405,000           380,700
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr.
Unsec. Sub. Nts., Series B, 7/1/11                    600,000           563,250
--------------------------------------------------------------------------------
Rainbow National Services LLC,
8.75% Sr. Nts., 9/1/12 2                              670,000           692,613
--------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                         430,000           421,400
7.375% Sr. Sub. Nts., 7/15/13                         200,000           204,000
7.50% Sr. Sub. Nts., 5/15/16                        1,505,000         1,542,625
--------------------------------------------------------------------------------
RBS Global & Rexnord Corp.,
11.75% Sr. Unsec. Sub. Nts., 8/1/16                 1,285,000         1,262,513
--------------------------------------------------------------------------------
ReAble Therapeutics Finance
LLC, 10.875% Sr. Unsec. Nts.,
11/15/14 2                                          1,365,000         1,344,525
--------------------------------------------------------------------------------
Real Time Data Co., 11% Disc.
Nts., 5/31/09 4,5,19                                  142,981                --
--------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec.
Nts., 12/15/14                                        410,000           413,075
--------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr.
Unsec. Sub. Nts., Series B, 5/1/10                    550,000           515,625
--------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%
Sr. Sec. Nts., 6/1/13                               1,805,000         1,918,235
--------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec.
Nts., 5/1/10                                          450,000           443,250
--------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr.
Nts., 2/1/10 5                                      1,400,000         1,459,500
--------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                       1,335,000         1,281,600
7.50% Sr. Sec. Nts., 11/30/16                       2,770,000         2,659,200
--------------------------------------------------------------------------------
Salisbury International Investments
Ltd., 9.33% Sec. Nts., Series
2006-003, Tranche E, 7/20/11 1                      1,100,000         1,115,950
--------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                     1,531,000         1,523,345
10.50% Sr. Unsec. Sub. Nts.,
11/15/16                                              936,000           926,640
--------------------------------------------------------------------------------
Select Medical Corp., 7.625%
Sr. Unsec. Sub. Nts., 2/1/15                        1,865,000         1,603,900
--------------------------------------------------------------------------------
SGS International, Inc., 12% Sr.
Unsec. Sub. Nts., 12/15/13 5                          170,000           169,363
--------------------------------------------------------------------------------
Shaw Communications, Inc.,
8.54% Debs., 9/30/27 [CAD]                            340,000           356,596
--------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75%
Sr. Unsec. Nts., 8/15/17                            1,777,000         1,806,482

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.,
8% Sr. Unsec. Sub. Nts., 3/15/12             $      1,267,000   $     1,297,091
--------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A,
7/26/10                                             3,445,000         3,161,604
--------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625% Sr.
Unsec. Sub. Nts., 2/15/08                             400,000           401,000
--------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr.
Sub. Nts., 4/15/12                                    120,000            58,200
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                  2,203,000         1,663,265
6.875% Sr. Unsec. Sub. Nts., 3/1/16                   235,000           172,725
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16 5                         150,000           144,938
7.50% Sr. Unsec. Nts., 11/1/13                        387,000           383,614
--------------------------------------------------------------------------------
Stone Energy Corp., 6.75% Sr.
Unsec. Sub. Nts., 12/15/14                          1,020,000           951,150
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts.,
5/1/12                                              1,200,000         1,242,000
--------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr.
Nts., 11/1/13 2                                       525,000           509,250
--------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr.
Unsec. Bonds, 4/11/16 2 [PEN]                       3,290,100         1,182,483
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/08 3,4,5                                         500,000                --
--------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts.,
11/15/14 2                                          2,123,000         2,011,543
--------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%
Sr. Sec. Nts., Series B, 7/15/13                      343,000           367,010
--------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                        405,000           407,025
6.625% Sr. Unsec. Nts., 11/1/15                       905,000           900,475
--------------------------------------------------------------------------------
TGI International Ltd., 9.50% Nts.,
10/3/17 2                                           6,100,000         6,405,000
--------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized
Trust, Cl. A, 6/15/97 17                            2,695,000         1,307,428
--------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts.,
12/1/11                                               490,000           470,400
--------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr.
Unsec. Sub. Nts., 9/1/16                            1,000,000         1,071,250
--------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec.
Sub. Nts., 6/15/12                                  1,002,000           981,960
--------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr.
Nts., 3/15/14                                         300,000           296,250
--------------------------------------------------------------------------------
Trump Entertainment Resorts,
Inc., 8.50% Sec. Nts., 6/1/15                       3,100,000         2,375,375
--------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr.
Nts., 2/15/12                                         137,000           141,966
--------------------------------------------------------------------------------
United Rentals North America,
Inc., 6.50% Sr. Unsec. Nts., 2/15/12                  100,000            91,250
--------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub.
Nts., 2/15/14                                       4,000,000         3,370,000

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Universal City Development
Partners Ltd., 11.75% Sr. Nts.,
4/1/10                                       $        500,000   $       518,750
--------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                        130,000           131,300
9.661% Sr. Unsec. Nts., 5/1/10 1                      130,000           130,650
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                           300,000           297,375
10.75% Sr. Unsec. Sub. Nts.,
8/15/14                                               300,000           297,750
--------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub.
Nts., 2/15/14 5                                     1,100,000         1,089,000
--------------------------------------------------------------------------------
Valeant Pharmaceuticals
International, Inc., 7% Sr. Nts.,
12/15/11                                              350,000           338,188
--------------------------------------------------------------------------------
Vanguard Health Holding Co. I
LLC, 0%/11.25% Sr. Disc. Nts.,
10/1/15 17                                          2,540,000         1,892,300
--------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital
Corp., 6.75% Sr. Nts., 4/1/17                         450,000           447,750
--------------------------------------------------------------------------------
Verso Paper Holdings LLC, 8.66
1% Sr. Sec. Nts., Series B, 8/1/14 1                  305,000           298,900
--------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                           700,000           647,500
10.875% Sr. Unsec. Nts., Series B,
6/15/09                                               800,000           491,000
--------------------------------------------------------------------------------
Vitro SAB de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12               1,415,000         1,337,175
9.125% Sr. Unsec. Unsub. Nts., 2/1/17               2,405,000         2,224,625
--------------------------------------------------------------------------------
Warner Music Group Corp.,
7.375% Sr. Sub. Bonds, 4/15/14                        500,000           387,500
--------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                     1,080,000         1,063,800
11% Sr. Unsec. Sub. Nts., 10/15/16                    470,000           468,825
--------------------------------------------------------------------------------
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts., 5/1/12                         1,500,000         1,485,000
--------------------------------------------------------------------------------
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                        160,000            96,800
10.75% Sr. Nts., 4/1/13                             1,140,000           689,700
--------------------------------------------------------------------------------
Williams Cos., Inc., 8.125% Sr.
Unsec. Nts., 3/15/12                                2,370,000         2,592,188
--------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13               2,290,000         2,381,600
8.625% Sr. Unsec. Unsub. Nts., 8/1/16               1,450,000         1,529,750
--------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 3,4,5                        250,000                --
--------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series1,
9/27/11 [EUR]                                       9,915,000        13,787,842
4% Sec. Mtg. Nts., Series 2,
9/27/16 [EUR]                                       9,690,000        12,837,127

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50%
Sr. Disc. Nts., 12/15/14 17                  $      2,057,000   $     1,326,765
--------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las
Vegas Capital Corp., 6.625% Nts.,
12/1/14                                             3,125,000         3,085,938
                                                                ----------------
Total Corporate Bonds
and Notes (Cost $559,354,530)                                       550,522,416

                                                       SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 3,5,19                           4,253                --
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc.,
11.75% Cum. Exchangeable,
Series B, Non-Vtg. 3,5                                  5,000                --
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
8.25% Non-Cum. Sub., Series S,
Non Vtg. 3                                            141,680         3,648,260
--------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 3,5,19                             151                --
--------------------------------------------------------------------------------
ION Media Networks, Inc.:
12% Cum., Series B, Non-Vtg. 3                             20           119,064
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 3,5,19                                             1             5,414
9.75% Cv., Series AI 3,5,19                                 1             5,371
--------------------------------------------------------------------------------
Sovereign Real Estate
Investment Trust, 12%
Non-Cum., Series A 2                                    4,600           601,450
                                                                ----------------
Total Preferred Stocks (Cost $4,616,971)                              4,379,559

--------------------------------------------------------------------------------
COMMON STOCKS--0.9%
--------------------------------------------------------------------------------
Arco Capital Corp. Ltd. 3,5                           690,638        10,359,570
--------------------------------------------------------------------------------
AT&T, Inc.                                             86,358         3,589,038
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 3                                253,387         4,626,847
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                       36,866         3,779,871
--------------------------------------------------------------------------------
Global Aero Logistics, Inc. 3,5                         2,168            16,260
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                         3,157           678,913
--------------------------------------------------------------------------------
Mediacom Communications
Corp. 3                                               345,431         1,585,528
--------------------------------------------------------------------------------
Premier Holdings Ltd. 3,5                              18,514                --
--------------------------------------------------------------------------------
Public Service Enterprise Group,
Inc.                                                   36,386         3,574,561
--------------------------------------------------------------------------------
Revlon, Inc., Cl. A 3                               1,374,658         1,622,096
--------------------------------------------------------------------------------
Telus Corp.                                            56,816         2,826,507
--------------------------------------------------------------------------------
Telus Corp., Non-Vtg.                                     144             6,957
                                                                ----------------
Total Common Stocks (Cost $33,395,177)                               32,666,148

                                                        UNITS             VALUE
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts.,
Exp. 2/28/11 3                                            266   $           353
--------------------------------------------------------------------------------
Long Distance International, Inc.
Wts., Exp. 4/13/08 3,5                                    200                --
                                                                ----------------
Total Rights, Warrants
and Certificates (Cost $2,025)                                              353

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
STRUCTURED SECURITIES--9.0%
--------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked
Nts., 9.525%, 4/8/09 1,2 [EUR]                        800,000         1,178,546
--------------------------------------------------------------------------------
Akibare Ltd. Catastrophe Linked
Nts., Cl. A, 7.965%, 5/22/12 1,2                      738,000           747,779
--------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe
Linked Nts., Cl. A-1, 13.53%,
6/1/09 1,2                                          1,750,000         1,830,150
--------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe
Linked Nts.:
8.271%, 6/13/08 1,2                                   500,000           500,875
9.081%, 8/31/09 1,5                                 1,130,000         1,143,786
--------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe
Linked Nts., Cl. A, 7.229%,
5/19/09 1,2                                         1,950,000         1,924,163
--------------------------------------------------------------------------------
Champlain Ltd. Catastrophe
Linked Nts., Series A, 17.993%,
1/7/09 1,2                                            940,000           953,818
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
Argentina (Republic of) Credit
Linked Nts., 11.673%, 5/22/08 1,14
[ARP]                                                 660,000           600,129
Argentina (Republic of) Credit
Linked Nts., 11.265%, 5/18/09 1,5
[ARP]                                               1,334,000         1,144,788
Argentina (Republic of) Unsec.
Credit Linked Nts., 9.423%,
4/16/10 1,5,14 [ARP]                                2,139,098         1,806,324
Brazil (Federal Republic of)
Credit Linked Nts., 10%, 1/5/10 1
[BRR]                                              10,670,000         5,687,949
Brazil (Federal Republic of) Unsec.
Credit Linked Nts., 10%, 1/5/10 [BRR]               2,927,000         1,638,498
Brazil (Federal Republic of) Unsec.
Credit Linked Nts., 10%, 1/5/10 [BRR]               4,619,000         2,585,658
Brazil (Federal Republic of) Unsec.
Credit Linked Nts., 14.809%,
1/5/10 11 [BRR]                                     2,480,096         1,093,716
Brazil (Federal Republic of) Unsec.
Credit Linked Nts., 15.427%,
1/2/09 11 [BRR]                                     2,231,957         1,120,543
Colombia (Republic of) Credit
Linked Bonds, 11%, 7/27/20 [COP]                1,060,000,000           549,480

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.: Continued
Colombia (Republic of)
Credit Linked Nts., Series II, 15%,
4/27/12 [COP]                                     552,359,546   $       316,569
Colombia (Republic of)
Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                   1,200,000,000           687,746
Colombia (Republic of) Unsec.
Credit Linked Nts., 15%, 4/27/12
[COP]                                           1,034,000,000           592,608
Colombia (Republic of) Unsec.
Credit Linked Nts., 15%, 4/27/12
[COP]                                             927,000,000           531,284
Dominican Republic Credit
Linked Bonds, 9.85%, 11/10/08 10,11
[DOP]                                              22,620,000           622,164
Dominican Republic Credit
Linked Nts., 10.086%, 3/20/08 5,11
[DOP]                                              22,900,000           629,555
Dominican Republic Credit
Linked Nts., 22%, 10/3/11 [DOP]                    25,600,000           969,927
Dominican Republic Credit
Linked Nts., 8.452%, 3/24/08 11
[DOP]                                              50,960,000         1,504,101
Dominican Republic Credit
Linked Nts., 9.522%, 5/12/08 11
[DOP]                                              19,900,000           578,294
Dominican Republic Credit
Linked Nts., 9.826%, 3/20/08 11
[DOP]                                              21,220,000           626,156
Dominican Republic Unsec.
Credit Linked Nts., 14.802%,
3/10/08 11 [DOP]                                   33,430,000           989,995
Dominican Republic Unsec.
Credit Linked Nts., 15%, 3/12/12
[DOP]                                              49,300,000         1,602,587
Dominican Republic Unsec.
Credit Linked Nts., 9.347%,
8/11/08 11 [DOP]                                   57,100,000         1,616,045
Dominican Republic Unsec.
Credit Linked Nts., Series 007,
9.302%, 5/12/08 11 [DOP]                           40,900,000         1,187,610
Egypt (The Arab Republic of)
Credit Linked Nts., 7.364%,
1/10/08 5,11 [EGP]                                 10,180,000         1,837,719
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.376%, 2/28/08 5,11 [EGP]                          9,260,000         1,656,102
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts., 8.50%,
2/16/08 [EGP]                                       4,450,000           871,173
Ghana (Republic of) Credit
Linked Nts., 13.50%, 4/2/10 [GHS]                   2,990,000         3,102,457
Nigeria (Federal Republic of)
Credit Linked Nts., 14.50%, 3/1/11 2
[NGN]                                             347,000,000         3,355,834

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.: Continued
Nigeria (Federal Republic of)
Credit Linked Nts., Series II,
14.50%, 4/4/11 2 [NGN]                            265,000,000   $     2,571,399
Renins Nonlife Ltd. Credit
Linked Nts., 12.50%, 5/30/12 5                      4,586,858         4,586,858
Russian Federation Credit
Linked Nts., 7.65%, 12/4/08 1,5
[RUR]                                              21,350,000           856,132
Russian Federation Credit
Linked Nts., Series 2, 7.50%,
12/4/08 1,5 [RUR]                                  50,900,000         2,041,082
Ukraine Hryvnia Unsec. Credit
Linked Nts., 11.94%, 1/4/10 [UAH]                     880,000           186,696
Zambia (Republic of) Credit
Linked Nts., 8.833%, 2/21/08 11
[ZMK]                                           6,515,000,000         1,662,965
--------------------------------------------------------------------------------
Credit Suisse First Boston
International:
Boryspil Airport Total Return
Linked Nts., 10%, 4/19/10 1 [UAH]                   4,840,000           982,903
EES Total Return Linked Nts.,
7.10%, 12/12/08 1 [RUR]                            37,100,000         1,533,246
EESRRU Total Return Linked Nts.,
8.25%, 6/22/10 1 [RUR]                             93,500,000         3,919,586
Gazprom Total Return Linked
Nts., 6.79%, 10/29/09 [RUR]                        73,800,000         3,053,887
Gazprom Total Return Linked
Nts., Series 002, 6.95%, 8/6/09
[RUR]                                              72,600,000         3,057,821
Indonesia (Republic of) Total
Return Linked Nts., 12%, 9/16/11 5
[IDR]                                          14,800,000,000         1,746,542
Moitk Total Return Linked Nts.,
8.966%, 3/26/11 1,5 [RUR]                          59,900,000         2,352,960
NAK Naftogaz of Ukraine Credit
Linked Nts., 5%, 1/20/09                            3,890,000         3,763,034
Orenburgskaya IZHK Total Return
Linked Nts., 9.24%, 2/21/12 1,5 [RUR]             116,835,000         4,541,645
Rurail Total Return Linked Nts.,
6.67%, 1/22/09 1,5 [RUR]                           49,210,000         2,010,564
Ukraine (Republic of) Credit
Linked Nts., Series EMG 13,
11.94%, 12/30/09 [UAH]                              2,195,000           488,585
Vietnam Shipping Industry
Group Total Return Linked Nts.,
10.50%, 1/19/17 5  [VND]                       14,609,000,000           903,001
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
(Nassau Branch):
Russian Specialized Construction
and Installation Administration
Credit Linked Nts., 8.59%,
5/20/10 1,5 [RUR]                                  97,250,000         3,800,227
Ukraine (Republic of) Credit
Linked Nts., 11.94%, 12/30/09 2
[UAH]                                               5,650,000         1,257,634

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
(Nassau Branch): Continued
Ukraine (Republic of) Credit
Linked Nts., Series EMG 11,
11.94%, 12/30/09 [UAH]                                661,000   $       147,132
Ukraine (Republic of) Credit
Linked Nts., Series NPC 12,
11.94%, 12/30/09 2 [UAH]                            4,170,000           928,201
--------------------------------------------------------------------------------
Credit Suisse Group, Russian
Moscoblgaz Finance Total Return
Linked Nts., 9.25%, 6/24/12 5 [RUR]               106,500,000         4,161,688
--------------------------------------------------------------------------------
Credit Suisse International, FSK
EES RRU Total Return Linked Nts.,
8.25%, 6/22/10 1 [RUR]                             54,200,000         2,272,102
--------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of)
Credit Linked Nts., 11.673%,
12/21/11 5,14 [ARP]                                 2,990,000         2,429,968
Arrendadora Capita Corp. SA de
CV/Capita Corp. (The) de Mexico
SA de CV Credit Linked Nts.,
9.09%, 1/5/11 5 [MXN]                              12,838,271         1,182,573
Arrendadora Capita Corp. SA de
CV/Capita Corp. (The) de Mexico
SA de CV Credit Linked Nts.,
9.65%, 1/5/11 5 [MXN]                               8,500,402           782,998
Brazil Real Credit Linked Nts.,
13.882%, 3/3/10 11 [BRR]                            4,580,760         1,992,135
Brazil Real Credit Linked Nts., 6%,
8/18/10 [BRR]                                       2,065,000         1,886,506
Colombia (Republic of) Credit
Linked Nts., 13.50%, 9/15/14 [COP]              2,002,000,000         1,139,741
Colombia (Republic of) Total
Return Linked Bonds, Series 002,
11%, 7/28/20 [COP]                              6,840,000,000         3,551,817
Egypt (The Arab Republic of)
Credit Linked Nts., 9.381%,
2/5/08 5,11 [EGP]                                   6,230,000         1,116,917
Egypt (The Arab Republic of)
Total Return Linked Nts., 7.725%,
9/16/08 11 [EGP]                                   17,350,000         2,968,102
European Investment Bank,
Russian Federation Credit Linked
Nts., 5.502%, 1/19/10 5,11                            705,000           612,434
Grupo TMM SA Credit Linked
Nts., 6%, 9/7/12 5                                  2,283,832         2,295,251
Halyk Bank of Kazakhstan Total
Return Linked Nts., Series I, 7.25%,
3/20/09 [KZT]                                     258,990,000         2,020,328
Indonesia (Republic of) Credit
Linked Nts., 9.50%, 6/22/15                           820,000           810,012
Indonesia (Republic of) Credit
Linked Nts., Series III, 14.25%,
6/22/13                                               873,600         1,058,393
Nigeria (Federal Republic of)
Credit Linked Nts., 12.50%,
2/24/09 5 [NGN]                                    67,900,000           615,650

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Nigeria (Federal Republic of)
Credit Linked Nts., 15%,
1/27/09 5 [NGN]                                    91,000,000   $       858,750
Opic Reforma Credit Linked
Nts., 9.205%, 10/3/15 5,14 [MXN]                   14,850,000         1,361,074
Peru (Republic of) Credit Linked
Nts., 6.659%, 2/20/11 1                               875,000           887,308
RosSelkhoz Bank Total Return
Linked Nts., 6.926%, 2/22/08 11 [RUR]              57,640,000         2,326,025
Russian Federation Credit Linked
Nts., 0%, 12/2/09 11 [RUR]                         19,221,000           813,937
Russian Federation Credit Linked
Nts., 6.942%, 2/22/08 11 [RUR]                     82,600,000         3,334,182
Russian Federation Credit Linked
Nts., 7.176%, 2/21/08 11  [RUR]                    39,800,000         1,606,103
Russian Federation Total Return
Linked Nts., Series II, 9%, 4/22/11
[RUR]                                              21,590,000           953,656
Russian Railways Total Return
Linked Bonds, 6.67%, 1/26/09 1 [RUR]               75,090,000         3,072,548
Russian Unified Energy Systems
Total Return Linked Nts., Series
FSK3, 7.10%, 12/16/08 1 [RUR]                      50,530,000         2,077,542
Sberbank Total Return Linked
Nts., 6.588%, 2/27/08 11 [RUR]                     76,860,000         3,097,453
Sberbank Total Return Linked
Nts., 6.593%, 2/20/08 11 [RUR]                     57,640,000         2,327,275
Ukraine (Republic of) 5 yr. Credit
Linked Nts., 4.05%, 8/25/10                           885,000           897,726
Ukraine (Republic of) 5.5 yr.
Credit Linked Nts., 4.05%, 2/25/11                    885,000           893,939
Ukraine (Republic of) 6 yr.
Credit Linked Nts., 4.05%, 8/25/11                    885,000           889,416
Ukraine (Republic of) 6.5 yr.
Credit Linked Nts., 4.05%, 2/27/12                    885,000           885,257
Ukraine (Republic of) 7 yr. Credit
Linked Nts., 4.05%, 8/28/12                           885,000           881,920
Ukraine (Republic of) Credit
Linked Nts., 11.94%, 12/30/09 [UAH]                   269,000            60,213
Ukraine (Republic of) Credit
Linked Nts., 11.94%, 12/30/09 [UAH]                   955,000           213,769
United Mexican States Credit
Linked Nts., 9.52%, 1/5/11 5  [MXN]                 8,501,476           783,097
Videocon International Ltd.
Credit Linked Nts., 6.26%, 12/29/09                 1,630,000         1,633,293
--------------------------------------------------------------------------------
Deutsche Bank AG Singapore,
Vietnam Shipping Industry Group
Total Return Linked Nts., 9%,
4/20/17 5 [VND]                                36,800,000,000         2,114,050
--------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit
Linked Nts., Series 3, 7.04%,
12/8/11 1,2 [RUR]                                  34,190,000         1,501,540
--------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked
Nts., 11.261%, 4/8/09 1,2                           1,400,000         1,411,900
--------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked
Nts., Cl. B, 8.778%, 8/10/11 1,2                    1,630,000         1,665,616

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
Foundation Re II Ltd. Catastrophe
Linked Nts., 14.705%, 1/8/09 1,2             $        926,000   $       926,463
--------------------------------------------------------------------------------
Foundation Re Ltd. Catastrophe
Linked Nts., 9.005%, 11/24/08 1,2                   1,000,000           981,150
--------------------------------------------------------------------------------
Fusion 2007 Ltd. Catastrophe
Linked Nts., 10.905%, 5/19/09 1,2                   2,600,000         2,603,770
--------------------------------------------------------------------------------
GlobeCat Ltd. Catastrophe
Linked Nts., 7.01%, 12/30/08 1                      2,150,000         2,154,730
--------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey
(Republic of) Credit Linked Nts.,
14.802%, 3/29/17 2,11 [TRY]                        21,980,000         4,570,304
--------------------------------------------------------------------------------
Goldman Sachs Capital Markets
LP, Colombia (Republic of)
Credit Linked Nts., 10.476%,
2/8/37 2,11 [COP]                              63,720,800,000         1,209,369
--------------------------------------------------------------------------------
Goldman Sachs International,
Russian Federation Total Return
Linked Nts., 8%, 5/13/09 1 [RUR]                   84,500,000         3,458,198
--------------------------------------------------------------------------------
Hallertau SPC 2007-01, Philippines
(Republic of) Credit Linked Nts.,
12/20/17 1,5,10                                    14,290,000        14,174,251
--------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic
of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 5 [UAH]                            4,689,000         1,036,770
--------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit
Linked Nts., 11.625%,
12/19/11 1,5,14 [ARP]                               4,355,000         3,394,411
Brazil (Federal Republic of)
Credit Linked Nts., 14.35%,
2/20/12 5 [BRR]                                     5,770,000         3,107,448
Brazil (Federal Republic of)
Credit Linked Nts., 15.326%,
1/2/15 11 [BRR]                                    10,948,600         2,578,992
Brazil (Federal Republic of)
Credit Linked Nts., 2.731%,
11/30/12 2,11 [ARP]                                 4,550,000         1,292,489
Brazil (Federal Republic of)
Credit Linked Nts., 6%,
5/16/45 5 [BRR]                                     1,445,000         1,277,102
Brazil (Federal Republic of)
Credit Linked Nts., Series III,
12.184%, 1/2/15 5,11 [BRR]                          5,245,000         1,235,483
Colombia (Republic of)
Credit Linked Bonds, 10.19%,
1/5/16 2,11 [COP]                              20,100,000,000         4,144,504
Colombia (Republic of) Credit
Linked Bonds, 10.218%,
10/31/16 5,11 [COP]                            12,177,000,000         2,286,959
Colombia (Republic of) Credit
Linked Bonds, Series A, 10.218%,
10/31/16 5,11 [COP]                            12,125,000,000         2,277,193
Peru (Republic of) Credit
Linked Nts., 8.115%,
9/2/15 2,11 [PEN]                                   3,470,000           646,777

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
JPMorgan Chase Bank: Continued
Swaziland (Kingdom of) Credit
Linked Nts., 7.25%, 6/20/10 2                $      1,120,000   $     1,106,784
--------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe
Linked Nts., 11.33%, 12/31/09 1,2                   2,000,000         2,053,200
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
High Yield Targeted Return Index
Securities, Series 2006-1, 7.631%,
5/1/16 5,14                                         6,300,000         6,282,675
--------------------------------------------------------------------------------
Lehman Brothers International,
Romania (Republic of) Total
Return Linked Nts., 7.90%,
2/9/10 [RON]                                          821,400           351,423
--------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
CMS 10 yr. Curve Credit Linked
Nts., 6%, 2/5/17                                   13,350,000        14,446,035
Microvest Capital Management
LLC Credit Linked Nts., 10.75%,
5/24/12 5                                           8,650,000         8,650,000
Romania (Republic of) Total
Return Linked Nts., 6.50%,
3/9/10 [RON]                                        2,228,300           912,811
Romania (Republic of) Total
Return Linked Nts., 6.75%,
3/11/08 [RON]                                       2,600,000         1,104,299
Romania (Republic of) Total
Return Linked Nts., 7.25%,
4/19/10 [RON]                                         213,000            88,167
Romania (Republic of) Total
Return Linked Nts., 7.75%,
4/21/08 [RON]                                         199,000            84,604
Romania (Republic of) Total
Return Linked Nts., 7.75%,
4/21/08 [RON]                                         512,000           217,675
Romania (Republic of) Total
Return Linked Nts., 7.90%,
2/12/08 [RON]                                       1,885,100           814,624
--------------------------------------------------------------------------------
Medquake Ltd. Catastrophe
Linked Nts., 9.969%, 5/31/10 1,2                    1,250,000         1,251,750
--------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit
Linked Nts., 10%, 11/17/16 5 [COP]              1,784,000,000           809,872
Renaissance Capital International
Services Ltd. Total Return Linked
Nts., 10.50%, 10/7/08 5 [RUR]                      80,000,000         3,158,885
--------------------------------------------------------------------------------
Midori Ltd. Catastrophe Linked
Nts., 7.998%, 10/24/12 1,2                          1,600,000         1,609,600
--------------------------------------------------------------------------------
Morgan Stanley, Russian
Federation Total Return Linked
Securities, Series 007, Cl. VR, 5%,
8/22/34 [RUR]                                     106,432,109         3,598,215
--------------------------------------------------------------------------------
Morgan Stanley & Co.
International Ltd./Red Arrow
International Leasing plc:
Total Return Linked Nts.,
Series A, 8.375%, 6/30/12 5 [RUR]                  26,906,013         1,095,441

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
Morgan Stanley & Co.
International Ltd./Red Arrow
International Leasing plc: Continued
Total Return Linked Nts.,
Series B, 11%, 6/30/12 5 [RUR]                     19,729,959   $       833,552
--------------------------------------------------------------------------------
Morgan Stanley Capital Services,
Inc.:
Bank Center Credit Total
Return Linked Nts., 7.52%,
6/6/08 [KZT]                                      482,000,000         3,850,029
Brazil (Federal Republic of)
Linked Nts., 12.551%, 1/5/22 2,11 [BRR]            28,914,000         2,752,163
Brazil (Federal Republic of) Sr.
Linked Nts., 14.40%, 8/4/16 5 [BRR]                 5,793,682         4,284,486
Brazil (Federal Republic of)
Total Return Nts., 8/2/10 [BRR]                     5,364,574         2,334,971
Eurokommerz Total Return
Linked Nts., Series 1, 13.90%,
10/19/09 1 [RUR]                                  319,000,000        13,052,907
Ukraine (Republic of) Credit
Linked Nts., 6.653%, 10/15/17 1,2                   8,300,000         8,187,950
United Mexican States Credit
Linked Nts., 5.64%, 11/20/15 2                      2,000,000         2,052,700
WTI Trading Ltd. Total Return
Linked Nts., Series A, 13.50%,
2/9/09 5                                            3,630,000         3,484,800
WTI Trading Ltd. Total Return
Linked Nts., Series B, 13.50%,
2/9/09 5                                            4,850,000         4,656,000
--------------------------------------------------------------------------------
Nelson Re Ltd. Catastrophe
Linked Nts., Series 2007-I, Cl. A,
16.769%, 6/21/10 1,2                                2,290,000         2,307,690
--------------------------------------------------------------------------------
Osiris Capital plc Catastrophe
Linked Combined Mortality
Index Nts., Series D, 10.243%,
1/15/10 1,2                                           890,000           937,971
--------------------------------------------------------------------------------
Redwood Capital X Ltd.
Catastrophe Linked Nts., Series
C, 9.58%, 1/9/09 1,5                                  360,000           360,342
--------------------------------------------------------------------------------
Residential Reinsurance Ltd.
Catastrophe Linked Nts.:
Series B, 13.574%, 6/6/08 1,2                       1,300,000         1,294,150
Series CL3, 17.374%, 6/7/10 1,2                     1,000,000         1,018,875
--------------------------------------------------------------------------------
Successor Euro Wind Ltd.
Catastrophe Linked Nts.:
Cl. A-I, 10.40%, 6/6/08 1,2                         1,040,000         1,042,392
Cl. A-I, 22.65%, 6/6/08 1,2                         1,700,000         1,739,695
--------------------------------------------------------------------------------
Successor Japan Quake Ltd.
Catastrophe Linked Nts., Cl. A-I,
9.40%, 6/6/08 1,2                                   2,450,000         2,463,843
--------------------------------------------------------------------------------
UBS AG, Ghana (Republic of)
Credit Linked Nts., 14.47%,
12/28/11 5 [GHS]                                    1,222,052         1,352,124
--------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe
Linked Nts., 13.641%, 6/5/09 1,2                    1,550,000         1,598,515

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
Willow Re Ltd. Catastrophe
Linked Nts., 10.085%, 6/16/10 1,2            $      2,480,000   $     2,533,878
                                                                ----------------
Total Structured Securities
(Cost $304,844,727)                                                 324,751,888

                          EXPIRATION     STRIKE
                                DATE      PRICE        CONTRACTS
--------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------
Japanese Yen (JPY)
Put 3 (Cost $331,738)        2/12/08    $112.35    3,132,000,000        377,688

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--20.2%
--------------------------------------------------------------------------------
Oppenheimer Master
Loan Fund, LLC 3,20                                14,194,313       140,588,443
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E,
5.03% 20,21                                       587,306,313       587,306,313
                                                                ----------------
Total Investment Companies
(Cost $729,095,393)                                                 727,894,756
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments
Purchased with Cash
Collateral from Securities
Loaned) (Cost $3,562,167,047)                                     3,623,352,181

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--1.7% 22
--------------------------------------------------------------------------------
Metropolitan Life Global
Funding, 4.89%, 1/22/08                      $        750,000           750,000
--------------------------------------------------------------------------------
Undivided interest of 5.96% in joint
repurchase agreement (Principal Amount/
Value $1,000,000,000, with a maturity
value of $1,000,250,000) with Bank of
America NA, 4.50%, dated 12/31/07, to be
repurchased at $59,585,793 on 1/2/08,
collateralized by U.S. Agency Mortgages,
5%, 5/1/35, with a value of
$1,020,000,000                                     59,570,900        59,570,900
                                                                ----------------
Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $60,320,900)                                            60,320,900
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $3,622,487,947)                                   102.0%    3,683,673,081
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (2.0)      (73,045,672)
                                             -----------------------------------
NET ASSETS                                              100.0%  $ 3,610,627,409
                                             ===================================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE
FOLLOWING CURRENCIES:

ARP     Argentine Peso
AUD     Australian Dollar
BRR     Brazilian Real
CAD     Canadian Dollar
COP     Colombian Peso
DEM     German Mark
DKK     Danish Krone
DOP     Dominican Republic Peso
EGP     Egyptian Pounds
EUR     Euro
GBP     British Pound Sterling
GHS     Ghanaian Cedi
IDR     Indonesia Rupiah
ILS     Israeli Shekel
JPY     Japanese Yen
KZT     Kazakhstan Tenge
MXN     Mexican Nuevo Peso
MYR     Malaysian Ringgit
NGN     Nigeria Naira
PEN     Peruvian New Sol
PHP     Philippines Peso
PLZ     Polish Zloty
RON     New Romanian Leu
RUR     Russian Ruble
TRY     New Turkish Lira
UAH     Ukraine Hryvnia
UYU     Uruguay Peso
VND     Vietnam Dong
ZMK     Zambian Kwacha

     1.  Represents the current  interest rate for a variable or increasing rate security.

     2.  Represents  securities  sold  under Rule  144A,  which are exempt  from registration under the Securities Act of 1933, as amended. These securities have been  determined  to be  liquid  under  guidelines  established  by the Board of
Trustees.  These  securities  amount to  $227,572,107 or 6.30% of the Fund's net assets as of December 31, 2007.

     3. Non-income producing security.

     4. Issue is in default. See Note 1 of accompanying Notes.

     5. Illiquid or  restricted  security.  The  aggregate  value of illiquid or restricted securities as of December 31, 2007 was $206,385,561, which represents
5.72% of the Fund's net assets,  of which  $1,361,074 is considered  restricted.
See Note 9 of accompanying Notes.  Information  concerning restricted securities is as follows:

                                                                     ACQUISITION                               UNREALIZED
SECURITY                                                                    DATE         COST        VALUE   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------

Deutsche Bank AG, Opic Reforma Credit Linked Nts., 9.205%, 10/3/15      12/27/07   $1,364,764   $1,361,074         $3,690

     6. All or a portion of the security is held in  collateralized  accounts to cover  initial  margin  requirements  on open futures  contracts.  The aggregate market  value of such  securities  is  $37,577,023.  See Note 6 of  accompanying
Notes.

     7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage  loans.  These  securities  typically decline in price as interest rates decline.  Most other fixed income  securities increase in price when  interest  rates  decline.  The  principal  amount of the underlying  pool  represents  the notional  amount on which current  interest is calculated. The price of these securities is typically more sensitive to changes in prepayment  rates than traditional  mortgage-backed  securities (for example,
GNMA  pass-throughs).  Interest rates disclosed  represent  current yields based upon the  current  cost basis and  estimated  timing  and amount of future  cash flows.  These securities amount to $22,163,514 or 0.61% of the Fund's net assets as of December 31, 2007.

     8.  Principal-Only  Strips  represent  the  right to  receive  the  monthly principal  payments on an underlying pool of mortgage loans.  The value of these securities  generally  increases as interest rates decline and prepayment  rates rise.  The price of these  securities  is typically  more  volatile than that of coupon-bearing  bonds of the same maturity.  Interest rates disclosed  represent current yields based upon the current cost basis and estimated  timing of future cash  flows.  These  securities  amount to  $234,772  or 0.01% of the Fund's net assets as of December 31, 2007.

     9. All or a  portion  of the  security  was  segregated  by the Fund in the amount  of  $62,547,000,  which  represented  100.27%  of the  market  value  of securities sold short. See Note 1 of accompanying Notes.

     10.  When-issued  security or delayed  delivery to be delivered and settled after December 31, 2007. See Note 1 of accompanying Notes.

     11. Zero coupon bond reflects effective yield on the date of purchase.

     12.  A  sufficient  amount  of  securities  has  been  designated  to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

     13. Partial or fully-loaned security. See Note 10 of accompanying Notes.

14. Represents the current interest rate on a security whose interest rate is linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. See Note
1 of accompanying Notes.

     15. A  sufficient  amount of liquid  assets  has been  designated  to cover outstanding written put options.

     16. A  sufficient  amount of liquid  assets  has been  designated  to cover outstanding written call options.

     17.  Denotes a step bond:  a zero coupon  bond that  converts to a fixed or variable interest rate at a designated future date.

     18. This bond has no  contractual  maturity  date,  is not  redeemable  and contractually  pays an indefinite stream of interest.  Rate reported  represents the current interest rate for this variable rate security.

     19. Interest or dividend is paid-in-kind, when applicable.

     20. Is or was an  affiliate,  as defined in the  Investment  Company Act of
1940,  at or during the period ended  December  31, 2007,  by virtue of the Fund owning at least 5% of the voting  securities of the issuer or as a result of the
Fund and the issuer having the same investment adviser.  Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES           GROSS           GROSS              SHARES
                                                      DECEMBER 31, 2006       ADDITIONS      REDUCTIONS   DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------------------------

Oppenheimer Master Loan Fund, LLC                                    --      14,194,313              --          14,194,313
Oppenheimer Institutional Money Market Fund, Cl. E          349,023,806   2,444,888,836   2,206,606,329         587,306,313

                                                                                               DIVIDEND            REALIZED
                                                                                  VALUE          INCOME                LOSS
----------------------------------------------------------------------------------------------------------------------------

Oppenheimer Master Loan Fund, LLC                                         $  140,588,443  $   1,113,128            $ 14,048
Oppenheimer Institutional Money Market Fund, Cl. E                           587,306,313     23,751,284                  --
                                                                          --------------------------------------------------
                                                                          $  727,894,756  $  24,864,412            $ 14,048
                                                                          ==================================================

     21. Rate shown is the 7-day yield as of December 31, 2007.

     22. The  security/securities  have been  segregated  to satisfy the forward commitment  to  return  the  cash  collateral  received  in  securities  lending transactions upon the borrower's return of the securities loaned. See Note 10 of accompanying Notes.

     23. Short-fall security.

                                                                           PRINCIPAL
                                                                              AMOUNT
                                                                          SOLD SHORT           VALUE
-----------------------------------------------------------------------------------------------------

MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--(1.7)%
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.50%, 1/1/22 10                       $ (7,500,000)  $  (7,382,813)
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5%, 1/1/22 10                            (3,562,000)     (3,565,897)
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.50%, 1/1/37 10                        (51,485,000)    (51,428,675)
                                                                                       --------------
Total Mortgage-Backed Obligations Sold Short (Proceeds $61,937,320)                    $ (62,377,385)
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
WRITTEN OPTIONS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------
                                            NUMBER OF   EXERCISE   EXPIRATION    PREMIUM
DESCRIPTION                      TYPE       CONTRACTS      PRICE         DATE   RECEIVED      VALUE
-----------------------------------------------------------------------------------------------------

British Pound Sterling (GBP)     Call         525,000   $ 1.9830       1/2/08   $  4,503   $  3,123
British Pound Sterling (GBP)      Put         525,000     1.9830       1/2/08      4,685      3,436
British Pound Sterling (GBP)     Call         525,000     1.9910       1/3/08      4,129      2,137
British Pound Sterling (GBP)      Put         525,000     1.9910       1/3/08      4,129      6,746
British Pound Sterling (GBP)     Call         575,000     1.9940       1/4/08      5,260      5,343
British Pound Sterling (GBP)      Put         575,000     1.9940       1/4/08      5,260      5,343
British Pound Sterling (GBP)     Call         545,000     2.0090       1/7/08      5,234      1,177
British Pound Sterling (GBP)      Put         545,000     2.0090       1/7/08      5,343     15,767
Euro (EUR)                       Call       2,395,000     1.4685       1/4/08     16,442      8,083
Euro (EUR)                        Put       2,395,000     1.4685       1/4/08     16,530     28,080
Euro (EUR)                       Call       2,395,000     1.4715       1/7/08     16,564     16,564
Euro (EUR)                        Put       2,395,000     1.4715       1/7/08     16,564     16,564
Japanese Yen (JPY)               Call   2,872,000,000   102.9000      2/12/08    332,136     21,166
                                                                                --------------------
                                                                                $436,779   $133,529
                                                                                ====================

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------------------------
                                               CONTRACTS
                                                  AMOUNT             EXPIRATION                    UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION             BUY/SELL         (000S)                   DATE          VALUE   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------

Argentine Peso (ARP)                  Buy         42,850  ARP   1/22/08-1/24/08   $ 13,568,315   $         --   $     63,292
Australian Dollar (AUD)              Sell         20,695  AUD    1/8/08-4/10/08     18,047,659        322,814         68,233
Brazilian Real (BRR)                  Buy        186,907  BRR     2/6/08-1/5/10    103,988,499      4,563,353             --
Brazilian Real (BRR)                 Sell         18,250  BRR            2/6/08     10,223,272             --        178,137
British Pound Sterling (GBP)          Buy          2,195  GBP    1/2/08-2/29/08      4,354,521             --        132,791
British Pound Sterling (GBP)         Sell         25,875  GBP    1/2/08-5/14/08     51,292,606      1,305,919             --
Canadian Dollar (CAD)                Sell         35,890  CAD    1/8/08-4/10/08     36,138,100        660,872        150,252
Chilean Peso (CLP)                    Buy      4,459,000  CLP           1/16/08      8,949,922             --         78,545
Chinese Renminbi (Yuan) (CNY)        Sell         96,700  CNY           1/11/08     13,257,983             --         95,253
Colombian Peso (COP)                 Sell     21,759,000  COP     2/6/08-3/4/08     10,697,063             --        106,901
Czech Koruna (CZK)                    Buy        427,500  CZK           1/30/08     23,535,565        602,388             --
Dominican Republic Peso (DOP)         Buy         20,867  DOP            1/8/08        628,528          9,325             --
Euro (EUR)                            Buy         53,670  EUR    1/2/08-5/14/08     78,381,235      1,297,617         47,315
Euro (EUR)                           Sell        228,906  EUR    1/2/08-5/21/08    334,318,913      1,247,724      4,121,878
Hungarian Forint (HUF)                Buy      5,558,000  HUF   1/30/08-1/31/08     31,987,448        277,504             --
Indian Rupee (INR)                    Buy          5,173  INR            1/2/08        131,190            199             --
Indonesia Rupiah (IDR)                Buy    236,690,000  IDR   1/31/08-2/29/08     25,179,789         64,432        253,061
Israeli Shekel (ILS)                  Buy         83,680  ILS    1/30/08-5/2/08     21,677,404        544,976             --
Japanese Yen (JPY)                    Buy     15,834,000  JPY           4/10/08    143,499,473      4,742,572             --
Japanese Yen (JPY)                   Sell     16,962,000  JPY    1/8/08-5/14/08    153,048,407      1,049,387      1,404,288
Malaysian Ringgit (MYR)               Buy        136,770  MYR   1/30/08-4/10/08     41,571,361        252,758             --
Mexican Nuevo Peso (MXN)              Buy        226,900  MXN    2/25/08-3/7/08     20,711,308        135,794         14,170
Mexican Nuevo Peso (MXN)             Sell          8,050  MXN           3/31/08        732,862          3,272             --
New Taiwan Dollar (TWD)              Sell        442,000  TWD           1/17/08     13,629,138         72,041             --
New Turkish Lira (TRY)                Buy         46,540  TRY   1/17/08-1/28/08     39,569,656      1,290,527             --
New Zealand Dollar (NZD)              Buy         29,025  NZD   1/17/08-5/14/08     22,080,598        204,111        244,683
New Zealand Dollar (NZD)             Sell         14,390  NZD    1/8/08-4/10/08     10,942,692         15,076         65,405
Norwegian Krone (NOK)                 Buy         31,150  NOK           5/14/08      5,707,811             --          4,599
Norwegian Krone (NOK)                Sell         31,150  NOK           4/10/08      5,715,199             --         73,136
Peruvian New Sol (PEN)                Buy         86,105  PEN           1/22/08     28,805,457             --        255,924
Philippines Peso (PHP)                Buy      1,439,000  PHP   1/30/08-2/29/08     34,893,748      1,720,745             --
Polish Zloty (PLZ)                    Buy         56,570  PLZ   1/30/08-4/10/08     22,889,985        341,481        103,829
Russian Ruble (RUR)                   Buy        271,430  RUR           2/21/08     11,103,097        723,365             --
Singapore Dollar (SGD)                Buy          3,490  SGD            2/5/08      2,427,776         10,893             --
Singapore Dollar (SGD)               Sell         20,375  SGD           2/11/08     14,178,262             --         43,680
Slovak Koruna (SKK)                   Buy        413,530  SKK           1/30/08     17,975,892         22,828             --
South African Rand (ZAR)              Buy        219,870  ZAR   1/18/08-2/29/08     31,907,291        799,045             --
South Korean Won (KRW)                Buy     40,705,000  KRW   1/30/08-4/30/08     43,826,680             --        956,780
South Korean Won (KRW)               Sell     13,060,000  KRW           2/11/08     14,052,547             --         77,907
Swedish Krona (SEK)                   Buy         77,310  SEK           4/10/08     11,964,009         53,013         30,950
Swedish Krona (SEK)                  Sell         29,990  SEK           5/14/08      4,640,440         51,143             --
Swiss Franc (CHF)                     Buy          6,985  CHF           4/10/08      6,198,056         25,235         10,532
Swiss Franc (CHF)                    Sell          5,919  CHF    1/8/08-2/29/08      5,228,612         23,934         64,975
                                                                                                 ----------------------------
Total unrealized appreciation and depreciation                                                   $ 22,434,343   $  8,646,516
                                                                                                 ============================

------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                                 NUMBER OF   EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION                                  BUY/SELL   CONTRACTS         DATE          VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------

Amsterdam Exchange Index                                   Buy          24      1/18/08   $  3,621,545   $       84,671
Australia (Commonwealth of) Bonds, 10 yr.                 Sell          69      3/17/08      5,908,179           17,653
CAC 40 10 Index                                           Sell          83      1/18/08      6,808,589          (90,932)
Canada (Government of) Bonds, 10 yr.                       Buy          76      3/19/08      8,788,408          (16,274)
DAX Index                                                  Buy          32      3/20/08      9,509,518          252,898
DAX Index                                                 Sell          33      3/20/08      9,806,691         (260,802)
Euro-Bundesobligation, 5 yr.                               Buy         441       3/6/08     69,474,448       (1,034,390)
Euro-Bundesobligation, 10 yr.                              Buy          52       3/6/08      8,584,370           (4,450)
Euro-Bundesobligation, 10 yr.                             Sell         345       3/6/08     56,953,996          (27,298)
Euro-Schatz                                                Buy       1,328       3/6/08    200,324,315       (1,324,346)
FTSE 100 Index                                            Sell          94      3/20/08     12,052,273         (212,477)
Japan (Government of) Bonds, 10 yr.                        Buy          41      3/11/08     50,288,775          187,989
Japan (Government of) Mini Bonds, 10 yr.                   Buy          44      3/10/08      5,394,872           17,291
Mexican Bolsa Index                                       Sell         135      3/19/08      3,692,471           27,363
NASDAQ 100 Index                                          Sell         279      3/20/08     11,744,505          121,343
Nikkei 225 Index                                           Buy           8      3/13/08      1,093,778          (45,042)
Nikkei 225 Index                                          Sell         107      3/13/08     14,629,281          459,253
OMXS30 Index                                              Sell         196      1/25/08      3,285,666          (53,641)
Standard & Poor's 500 E-Mini                           Buy          48      3/20/08      3,545,280           (2,520)
Standard & Poor's 500 E-Mini                          Sell         735      3/20/08     54,287,100           37,344
Standard & Poor's/MIB Index, 10 yr.                    Buy          11      3/20/08      3,124,366           16,144
Standard & Poor's/Toronto Stock Exchange 60 Index      Buy          20      3/19/08      3,274,301           46,975
U.S. Long Bonds                                            Buy       2,240      3/19/08    260,680,000       (1,112,300)
U.S. Long Bonds                                           Sell           7      3/19/08        814,625           (1,737)
U.S. Treasury Nts., 2 yr.                                  Buy         674      3/31/08    141,708,500          204,335
U.S. Treasury Nts., 2 yr.                                 Sell         399      3/31/08     83,889,750          (86,917)
U.S. Treasury Nts., 5 yr.                                  Buy       6,785      3/31/08    748,258,281        1,449,863
U.S. Treasury Nts., 5 yr.                                 Sell         911      3/31/08    100,466,219         (199,044)
U.S. Treasury Nts., 10 yr.                                 Buy       1,611      3/19/08    182,672,297          174,312
U.S. Treasury Nts., 10 yr.                                Sell       1,496      3/19/08    169,632,375         (836,294)
United Kingdom Long Gilt                                   Buy           9      3/27/08      1,970,549           38,353
                                                                                                         ---------------
                                                                                                         $   (2,172,677)
                                                                                                         ===============

-----------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------------------------------
                                                              BUY/SELL  NOTIONAL        PAY/                  PREMIUM
                                                                CREDIT    AMOUNT     RECEIVE  TERMINATION       PAID/
SWAP COUNTERPARTY             REFERENCE ENTITY              PROTECTION    (000S)  FIXED RATE         DATE  (RECEIVED)       VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Barclays Bank plc:
                              Beazer Homes USA, Inc.              Sell  $  1,000      4.7000%     9/20/08  $       --  $  (61,167)
                              Citigroup, Inc.                     Sell     6,550      3.2500      9/20/08          --     (85,894)
                              Republic of Turkey                  Sell     3,120      1.6200      4/20/12          --      28,366
                              Republic of Turkey                  Sell       915      1.8100      4/20/12          --      15,346
                              Residential Capital LLC             Sell     1,807      1.2200      3/20/08          --    (159,268)
                              Residential Capital LLC             Sell       905      1.2000      3/20/08          --     (79,808)
                              Residential Capital LLC             Sell       942      1.7500      3/20/08          --     (81,864)
                              Six Flags, Inc.                     Sell       780      7.0000      9/20/08          --       6,879
                              Smithfield Foods, Inc.              Sell       855      1.5000      3/20/12          --     (41,278)
                              The Mosaic Co.                      Sell       490      1.5000      9/20/12          --      14,867

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
----------------------------------------------------------------------------------------------------------------------------------
                                                              BUY/SELL  NOTIONAL        PAY/                  PREMIUM
                                                                CREDIT    AMOUNT     RECEIVE  TERMINATION       PAID/
SWAP COUNTERPARTY             REFERENCE ENTITY              PROTECTION    (000S)  FIXED RATE         DATE  (RECEIVED)       VALUE
----------------------------------------------------------------------------------------------------------------------------------

Citibank NA, New York:
                              Allied Waste North
                              America, Inc.                       Sell  $  2,300      1.8800%     3/20/12  $       --  $ (101,017)
                              Amkor Technology, Inc.              Sell       335      2.0500      9/20/08          --       1,006
                              Cablevision Systems Corp.           Sell       100      3.1000     12/20/10          --      (2,554)
                              Capmark Financial Group,
                              Inc.                                Sell     2,480      7.1250     12/20/12          --      18,073
                              El Paso Corp.                       Sell       936      0.7200      6/20/11          --     (22,822)
                              El Paso Corp.                       Sell       850      0.7800      6/20/11          --     (19,092)
                              El Paso Corp.                       Sell       870      0.8200      6/20/11          --     (18,426)
                              Ford Motor Credit Co.               Sell     1,800      2.3200      3/20/12          --    (239,374)
                              Georgia-Pacific LLC                 Sell       395      3.4500     12/20/12          --      (1,436)
                              Georgia-Pacific LLC                 Sell       535      3.6000     12/20/12          --       1,351
                              Intelsat Ltd.                       Sell       415      4.3000     12/20/08          --       1,864
                              Nalco Co.                           Sell       595      3.6000      9/20/12          --      (7,172)
                              Nortel Networks Corp.               Sell     1,120      1.8900      9/20/08          --       2,021
                              Pakistan                            Sell     1,570      5.1000      1/20/13          --          --
                              Reliant Energy, Inc.                Sell       500      2.4500      9/20/11          --     (14,710)
                              Reliant Energy, Inc.                Sell     1,200      2.6000      9/20/11          --     (29,458)
                              Republic of Hungary                  Buy     2,300      0.4000     12/20/15          --      35,032
                              Republic of Indonesia               Sell     1,720      2.1000      9/20/12          --      45,296
                              Republic of Turkey                  Sell     2,340      2.4700      4/20/17          --      26,639
                              Russian Federation                  Sell    10,000      0.3600      1/20/11          --    (106,464)
                              Tribune Co.                         Sell       520      7.6000      9/20/08          --     (11,435)
                              Tribune Co.                         Sell       740      7.5000      9/20/08          --     (16,805)
                              Univision
                              Communications, Inc.                Sell       468      1.1000      6/20/08          --      (5,083)
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                              ArvinMeritor, Inc.                  Sell       995      1.4000      9/20/08          --     (13,428)
                              ArvinMeritor, Inc.                  Sell     1,420      1.6000      9/20/08          --     (17,076)
                              Capmark Financial Group,
                              Inc.                                Sell       790      5.2000     12/20/12          --     (52,580)
                              Capmark Financial Group,
                              Inc.                                Sell       415      6.2500     12/20/12          --     (12,587)
                              CDX.NA.HY.8 Index                   Sell     2,905      2.7500      6/20/12    (144,826)   (143,235)
                              CenturyTel, Inc.                     Buy     1,540      0.3775      9/20/12          --      11,615
                              Charter Communications
                              Holdings LLC                         Buy       235      7.0000      9/20/10          --      69,880
                              Charter Communications
                              Holdings LLC                        Sell       235      5.0000      9/20/17     (47,000)   (112,247)
                              Charter Communications
                              Holdings LLC                         Buy       285      5.0000      9/20/10      18,169      95,428
                              Charter Communications
                              Holdings LLC                        Sell       285      5.0000      9/20/17     (57,000)   (136,129)
                              Dean Foods Co.                      Sell       515      1.0200      6/20/11          --     (36,644)
                              Dean Foods Co.                      Sell       475      1.0000      6/20/11          --     (34,089)
                              Dow Jones CDX.NA.HY.7 Index         Sell     1,280      3.2500     12/20/11      47,467     (18,949)
                              El Paso Corp.                       Sell       475      0.7400      6/20/11          --     (13,051)
                              El Paso Corp.                       Sell       495      0.7700      6/20/11          --     (13,127)
                              Embarq Corp.                         Buy       760      0.5700      9/20/12          --      11,326
                              Ford Motor Credit Co.               Sell     3,750      2.3850      3/20/12          --    (487,690)
                              Ford Motor Credit Co.               Sell     1,150      2.5500      3/20/12          --    (144,196)
                              GMAC LLC                            Sell     1,690      1.3900      3/20/17          --    (370,128)
                              Intelsat Ltd.                       Sell       425      4.4000      3/20/09          --         (85)
                              NJSC Naftogaz                       Sell     2,570      3.2500      4/20/11          --    (344,747)
                              Residential Capital LLC             Sell       900      1.3000      3/20/08          --     (55,446)
                              Smithfield Foods, Inc.              Sell       865      1.4900      3/20/12          --     (42,408)
                              Tenet Healthcare Corp.              Sell     1,365      4.0500     12/20/08          --      13,138
                              Toys "R" Us, Inc.                   Sell       995      2.8000      9/20/08          --     (26,420)
                              Tribune Co.                         Sell       370      6.3500     12/20/08          --     (19,438)

                                                              BUY/SELL  NOTIONAL        PAY/                  PREMIUM
                                                                CREDIT    AMOUNT     RECEIVE  TERMINATION       PAID/
SWAP COUNTERPARTY             REFERENCE ENTITY              PROTECTION    (000S)  FIXED RATE         DATE  (RECEIVED)       VALUE
----------------------------------------------------------------------------------------------------------------------------------

Credit Suisse International:
Continued
                              TXU Corp.                           Sell  $    940     1.5300%      6/20/11  $       --  $  (80,426)
                              TXU Corp.                           Sell       490      1.6100      6/20/11          --     (40,746)
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                              ABX.HE.AA.06-2 Index                Sell       720      0.1700      5/25/46     (86,393)   (274,430)
                              ABX.HE.AAA.06-2 Index               Sell     1,720      0.1100      5/25/46     (85,989)   (215,753)
                              ABX.HE.AAA.06-2 Index               Sell     1,720      0.1100      5/25/46     (85,974)   (215,753)
                              CDX.NA.HY.9 Index                   Sell     7,665      3.7500     12/20/12      15,170   (333,244)
                              CenturyTel, Inc.                     Buy     1,595      0.4250      9/20/12          --       5,701
                              Countrywide Home Loans,
                              Inc.                                Sell     1,305      8.5000     12/20/08          --    (152,272)
                              Countrywide Home Loans,
                              Inc.                                Sell     2,990      9.0000     12/20/08          --    (339,269)
                              Countrywide Home Loans,
                              Inc.                                Sell     2,990      9.7500     12/20/08          --    (318,742)
                              Countrywide Home Loans,
                              Inc.                                Sell     6,540      2.5500      9/20/08          --    (877,254)
                              CVRD Inco Ltd.                       Buy       995      0.6300      3/20/17          --      (5,389)
                              Dow Jones CDX.NA.HY.7
                              Index                               Sell     3,615      3.2500     12/20/11     134,056     (42,226)
                              Embarq Corp.                         Buy     2,375      0.6100      9/20/12          --      30,032
                              Ford Motor Co.                      Sell     2,065      6.0000     12/20/16          --    (173,575)
                              Ford Motor Co.                      Sell     3,180      5.8500     12/20/16          --    (288,497)
                              Ford Motor Co.                      Sell     2,540      5.8000     12/20/16          --    (236,079)
                              Ford Motor Credit Co.               Sell     2,760      2.3900      3/20/12          --    (341,465)
                              Ford Motor Credit Co.               Sell     1,300      2.3400      3/20/12          --    (162,915)
                              General Motors Corp.                Sell     1,650      4.7500     12/20/16          --    (190,831)
                              General Motors Corp.                Sell     2,035      4.6800     12/20/16          --    (241,881)
                              GMAC LLC                            Sell     1,750      1.3700      3/20/17          --    (373,680)
                              Intelsat Ltd.                       Sell       175      4.4000      3/20/09          --        (174)
                              iStar Financial, Inc.               Sell     2,085      2.9250     12/20/08          --     (39,770)
                              iStar Financial, Inc.               Sell     1,215      3.0000     12/20/08          --     (22,301)
                              iStar Financial, Inc.               Sell     1,790      5.8500     12/20/08          --      16,114
                              iStar Financial, Inc.               Sell       560      4.3200     12/20/12          --       6,289
                              iStar Financial, Inc.               Sell       770      4.5000     12/20/12          --      16,172
                              Republic of Peru                     Buy     1,900      1.7100     12/20/16          --     (32,805)
                              Republic of Peru                    Sell       405      1.3200      4/20/17          --      (4,081)
                              Republic of Peru                    Sell       440      1.5000      4/20/17          --       1,399
                              Vale Overseas Ltd.                  Sell       995      1.0500      3/20/17          --     (11,826)
                              Washington Mutual, Inc.             Sell       415      4.5000     12/20/08          --      (2,214)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP                    General Motors Corp.                Sell     1,650      4.9500     12/20/16          --    (190,621)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                              ABX.HE.AA.06-2 Index                Sell       970      0.1700      5/25/46    (383,127)   (368,577)
                              ABX.HE.AA.06-2 Index                Sell       240      0.1700      5/25/46     (19,774)    (91,194)
                              ABX.HE.AAA.06-2 Index               Sell     1,000      0.1100      5/25/46    (110,607)   (134,985)
                              Amkor Technology, Inc.              Sell       395      2.6500      9/20/08          --       3,415
                              ArvinMeritor, Inc.                  Sell     1,025      1.6000      9/20/08          --     (14,152)
                              Beazer Homes USA, Inc.              Sell       940      2.5000      6/20/08          --     (50,638)
                              Beazer Homes USA, Inc.              Sell     1,300      2.6500      9/20/08          --    (107,746)
                              Beazer Homes USA, Inc.              Sell     1,000      4.8000      9/20/08          --     (68,730)
                              First Data Corp.                    Sell       230      3.0000      9/20/08          --       1,411
                              GMAC LLC                            Sell       850      1.3900      3/20/17          --    (188,035)
                              GMAC LLC                            Sell     1,040      1.3900      3/20/17          --    (230,066)
                              GMAC LLC                            Sell     1,200      1.3700      3/20/17          --    (266,442)
                              GMAC LLC                            Sell     2,190      1.3900      3/20/17          --    (484,466)

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                             BUY/SELL  NOTIONAL        PAY/                   PREMIUM
                                                               CREDIT    AMOUNT     RECEIVE  TERMINATION        PAID/
SWAP COUNTERPARTY     REFERENCE ENTITY                     PROTECTION    (000S)  FIXED RATE         DATE   (RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs
International:
Continued
                      iStar Financial, Inc.                      Sell  $  2,060      3.9500%    12/20/12  $        --  $      1,450
                      K. Hovnanian Enterprises, Inc.             Sell     2,950      2.0000      6/20/08           --      (210,392)
                      K. Hovnanian Enterprises, Inc.             Sell     1,875      2.0000      6/20/08           --      (133,724)
                      K. Hovnanian Enterprises, Inc.             Sell     1,880      1.8000      6/20/08           --      (135,775)
                      Lennar Corp.                               Sell       550      2.9000     12/20/08           --       (23,783)
                      Nalco Co.                                  Sell       660      3.7000      9/20/12           --        (8,904)
                      Residential Capital LLC                    Sell       903      1.1800      3/20/08           --       (67,748)
                      Residential Capital LLC                    Sell     1,350      1.3600      3/20/08           --      (100,714)
                      Standard Pacific Corp.                     Sell     5,450      2.2000      6/20/08           --      (487,575)
                      The Mosaic Co.                             Sell       535      2.0000      9/20/12           --        18,003
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank NA,
NY Branch:
                      CDX.NA.HY.8 Index                          Sell     3,495      2.7500      6/20/12     (174,240)     (172,934)
                      CDX.NA.HY.9 Index                          Sell     6,455      3.7500     12/20/12       (6,724)     (277,642)
                      Dean Foods Co.                             Sell       915      1.0300      6/20/11           --       (52,396)
                      Dean Foods Co.                             Sell       915      1.0600      6/20/11           --       (51,550)
                      Dean Foods Co.                             Sell       500      1.0500      6/20/11           --       (28,323)
                      Dean Foods Co.                             Sell     1,250      1.0800      6/20/11           --       (69,652)
                      Dole Food Co., Inc.                        Sell     1,155      2.3800      9/20/08           --       (16,707)
                      Ford Motor Co.                             Sell     2,065      6.0000     12/20/16           --      (177,342)
                      General Motors Corp.                       Sell     2,545      4.7500     12/20/16           --      (298,717)
                      Lehman Brothers Holdings, Inc.             Sell     3,710      1.5500      9/20/08           --           975
                      Merrill Lynch & Co., Inc.              Sell     3,710      0.8000      9/20/08           --       (21,327)
                      Morgan Stanley                             Sell     1,195      0.7500      9/20/08           --        (3,674)
                      Morgan Stanley                             Sell     3,265      0.7500      9/20/08           --       (10,037)
                      Rite Aid Corp.                             Sell     1,135      1.4000      9/20/08           --       (32,700)
                      The Mosaic Co.                             Sell       500      1.5000      9/20/12           --        16,213
                      Toys "R" Us, Inc.                          Sell       510      1.9200      9/20/08           --        (8,735)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special
Financing, Inc.:
                      ABX.HE.AA.06-2 Index                       Sell       180      0.1700      5/25/46      (44,090)      (68,301)
                      Allied Waste North America, Inc.           Sell       640      1.8800      3/20/12           --       (33,683)
                      Allied Waste North America, Inc.           Sell       330      1.8800      3/20/12           --       (17,368)
                      Amkor Technology, Inc.                     Sell       650      2.5000      9/20/08           --         4,795
                      Arvinmeritor, Inc.                         Sell     1,025      1.1500      9/20/08           --       (16,422)
                      Arvinmeritor, Inc.                         Sell     1,260      2.2000      9/20/08           --       (10,535)
                      Arvinmeritor, Inc.                         Sell       840      3.0000      9/20/08           --        (2,121)
                      Beazer Homes USA, Inc.                     Sell     1,900      2.6500      6/20/08           --      (151,333)
                      Beazer Homes USA, Inc.                     Sell       465      2.3300      6/20/08           --       (37,695)
                      Beazer Homes USA, Inc.                     Sell     1,600      5.4000      9/20/08           --      (122,791)
                      Cablevision Systems Corp.                  Sell       150      3.4000     12/20/10           --        (2,226)
                      Cablevision Systems Corp.                  Sell       590      3.1300     12/20/10           --       (12,970)
                      CDX.NA.HY.8 Index                          Sell     4,070      2.7500      6/20/12     (202,906)     (210,623)
                      CDX.NA.HY.8 Index                          Sell     2,905      2.7500      6/20/12     (141,195)     (150,334)
                      CDX.NA.HY.9 Index                          Sell    12,780      3.7500     12/20/12       41,269      (560,392)
                      Charter Communications Holdings LLC        Sell       595      5.0000      9/20/12      (89,250)     (250,318)
                      Charter Communications Holdings LLC         Buy       595      7.2500      9/20/10           --       162,957
                      Charter Communications Holdings LLC        Sell       595      5.0000      9/20/12      (95,200)     (250,317)
                      Charter Communications Holdings LLC         Buy       595      7.6000      9/20/10           --       158,826
                      Dillard's, Inc.                            Sell       675      2.2500     12/20/08           --          (170)
                      Dillard's, Inc.                            Sell     1,965      2.2500     12/20/08           --          (495)

                                                             BUY/SELL  NOTIONAL        PAY/                   PREMIUM
                                                               CREDIT    AMOUNT     RECEIVE  TERMINATION        PAID/
SWAP COUNTERPARTY     REFERENCE ENTITY                     PROTECTION    (000S)  FIXED RATE         DATE   (RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------

Lehman Brothers
Special
Financing, Inc.:
Continued
                      Dole Food Co., Inc.                        Sell  $  1,305      3.2000%     9/20/08  $        --  $     (7,127)
                      Dole Food Co., Inc.                        Sell       900      5.2500      9/20/08           --         8,587
                      El Paso Corp.                              Sell     1,404      0.7300      6/20/11           --       (31,598)
                      El Paso Corp.                              Sell       530      0.8000      6/20/11           --       (10,738)
                      First Data Corp.                           Sell     1,145      2.7500      9/20/08           --         1,103
                      First Data Corp.                           Sell     1,145      3.5000      9/20/08           --         7,427
                      First Data Corp.                           Sell       689      3.0000      9/20/08           --         1,932
                      First Data Corp.                           Sell       700      3.0000      9/20/08           --         1,963
                      GMAC LLC                                   Sell       970      1.4000      3/20/17           --      (215,749)
                      GMAC LLC                                   Sell       850      1.4000      3/20/17           --      (189,059)
                      Itraxx Europe Crossover Series 8
                      Version 1                                   Buy    25,610      3.7500     12/20/12   (1,418,789)     (769,003)
                      K. Hovnanian Enterprises, Inc.             Sell     2,880      4.2200      9/20/08           --      (343,345)
                      Lennar Corp.                               Sell     2,220      2.9000     12/20/08           --       (92,651)
                      MBIA, Inc.                                 Sell     6,515      1.9500      9/20/08           --      (359,743)
                      Nalco Co.                                  Sell       355      3.4000      9/20/12           --        (8,505)
                      Nortel Networks Corp.                      Sell       560      1.8500      9/20/08           --        (1,377)
                      Reliant Energy, Inc.                       Sell       455      2.5000      9/20/11           --       (14,874)
                      Rite Aid Corp.                             Sell       500      1.3500      9/20/08           --       (13,571)
                      Rite Aid Corp.                             Sell     1,255      1.3500      9/20/08           --       (34,064)
                      Rite Aid Corp.                             Sell        75      1.4500      9/20/08           --        (1,981)
                      Six Flags, Inc.                            Sell     2,350      5.2200      9/20/08           --       (82,155)
                      Six Flags, Inc.                            Sell       370      7.0000      9/20/08           --        (8,286)
                      Six Flags, Inc.                            Sell       520      5.0000      9/20/08           --       (18,987)
                      Smithfield Foods, Inc.                     Sell     1,130      1.5800      3/20/12           --       (50,871)
                      The Bear Stearns Cos., Inc.                Sell     3,720      1.6000      9/20/08           --       (13,355)
                      Toys "R" Us, Inc.                          Sell       985      1.8500      9/20/08           --       (17,378)
                      Toys "R" Us, Inc.                          Sell     1,360      1.9500      9/20/08           --       (23,001)
                      Toys "R" Us, Inc.                          Sell       690      4.3000      9/20/08           --           169
                      Tribune Co.                                Sell       215      6.4000     12/20/08           --       (13,298)
                      Tribune Co.                                Sell       445      6.0000     12/20/08           --       (29,159)
                      Tribune Co.                                Sell       595      7.4500      9/20/08           --       (21,838)
                      Tribune Co.                                Sell       375      7.5500      9/20/08           --       (13,497)
                      Tribune Co.                                Sell       150      7.5500      9/20/08           --        (5,399)
                      Univision Communications, Inc.             Sell       941      1.1500      6/20/08           --        (9,749)
                      Univision Communications, Inc.             Sell     2,079      1.2000      6/20/08           --       (21,026)
                      Univision Communications, Inc.             Sell       468      1.1000      6/20/08           --        (4,964)
                      Washington Mutual, Inc.                    Sell       965      4.4000     12/20/08           --        (8,790)
                      Washington Mutual, Inc.                    Sell     2,060      5.1500     12/20/08           --         4,332
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:
                      Ford Motor Co.                             Sell     2,450      5.3000     12/20/12           --      (209,096)
                      General Motors Corp.                       Sell     1,635      4.0500     12/20/12           --      (178,547)
                      Georgia-Pacific LLC                        Sell       385      3.2500     12/20/12           --        (4,668)
                      Georgia-Pacific LLC                        Sell       385      3.3500     12/20/12           --        (3,092)
                      Reliant Energy, Inc.                       Sell       595      2.0500      9/20/11           --       (28,970)
                      Republic of Turkey                         Sell     1,570      2.4700      4/20/17           --        18,753
                      TXU Corp.                                  Sell       935      1.5300      6/20/11           --       (81,569)
                      TXU Corp.                                  Sell       960      1.5800      6/20/11           --       (82,317)
                      TXU Corp.                                  Sell       960      1.5900      6/20/11           --       (82,031)
                      TXU Corp.                                  Sell     1,210      1.6200      6/20/11           --      (102,310)
                      TXU Corp.                                  Sell     1,405      2.0600      6/20/11           --      (100,347)

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                             BUY/SELL  NOTIONAL        PAY/                   PREMIUM
                                                               CREDIT    AMOUNT     RECEIVE  TERMINATION        PAID/
SWAP COUNTERPARTY     REFERENCE ENTITY                     PROTECTION    (000S)  FIXED RATE         DATE   (RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co.
International Ltd.    Smithfield Foods, Inc.                     Sell  $  1,500      1.5100%     3/20/12  $        --  $    (60,020)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                      ABX.HE.AA.06-2 Index                       Sell       240      0.1700      5/25/46      (19,174)      (91,068)
                      ABX.HE.AA.06-2 Index                       Sell       480      0.1700      5/25/46      (47,998)     (180,046)
                      Capmark Financial Group, Inc.              Sell       460      7.4000     12/20/12           --        14,104
                      Capmark Financial Group, Inc.              Sell       415      7.1500     12/20/12           --         8,699
                      CDX North America Investment
                      Grade Index                                Sell    10,300      3.0000      3/23/13           --      (131,655)
                      CDX.NA.HY.9 Index                          Sell     5,885      3.7500     12/20/12      (31,264)     (251,024)
                      Dean Foods Co.                             Sell       920      0.9500      6/20/11           --       (58,642)
                      Ford Motor Co.                             Sell     2,065      6.1500     12/20/16           --      (154,684)
                      Ford Motor Co.                             Sell       520      5.9000     12/20/16           --       (46,074)
                      General Motors Corp.                       Sell     1,650      4.9000     12/20/16           --      (190,648)
                      General Motors Corp.                       Sell       420      4.6200     12/20/16           --       (55,012)
                      Istanbul Bond Co. SA for Finansbank        Sell     5,180      1.3000      3/24/13           --        (5,585)
                      Lennar Corp.                               Sell       410      2.9000     12/20/08           --       (15,608)
                      Republic of Indonesia                      Sell     3,450      2.2300      9/20/12           --       113,255
                      Republic of Peru                           Sell     2,330      1.0400      6/20/17           --       (68,738)
                      Republic of Turkey                         Sell     1,145      2.7500     11/20/16           --        39,062
                      Republic of Turkey                         Sell     3,140      1.6000      4/20/12           --        22,730
                      Republic of Turkey                         Sell       690      2.8500     11/20/16           --        28,244
                      Residential Capital LLC                    Sell     3,460      6.1700      9/20/08           --      (564,750)
                      Residential Capital LLC                    Sell     1,185      6.2500      9/20/08           --      (192,856)
                      Smithfield Foods, Inc.                     Sell     1,000      1.7700      3/20/12           --       (30,394)
------------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                      iStar Financial, Inc.                      Sell       410      4.5600     12/20/12           --        18,242
                      Lehman Brothers Holdings, Inc.             Sell     1,490      1.5500      9/20/08           --           (59)
                      Massey Energy Co.                          Sell       360      5.0500      9/20/12           --        10,940
                      Massey Energy Co.                          Sell       600      5.1000      9/20/12           --        19,389
                      Republic of Indonesia                      Sell       375      2.3000      9/20/11           --        13,349
                      Republic of The Philippines                Sell     3,095      1.4500      6/20/17           --      (126,776)
                      Republic of The Philippines                Sell     1,870      2.5000      6/20/17           --        62,734
                      The Mosaic Co.                             Sell       560      1.7800      9/20/12           --        24,428
                                                                                                          --------------------------
                                                                                                          $(3,035,389) $(18,970,925)
                                                                                                          ==========================

------------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------------------------
SWAP                                   NOTIONAL                            PAID BY             RECEIVED BY  TERMINATION
COUNTERPARTY                             AMOUNT                           THE FUND                THE FUND         DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------------

Banco Santander
Central Hispano SA:
                                  1,188,000,000 CLP  Six-Month Tasa Nominal Annual                  6.6000%     8/21/17  $   23,901
                                                                       (TNA-Chile)
                                     56,000,000 BRR                           BZDI                 12.2900       1/4/10    (142,686)
                                      4,420,000 BRR                           BZDI                 14.0000       1/3/12      81,736
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc                    90,750,000 NOK            Six-Month NOK NIBOR                  5.5400      11/5/17     (12,868)
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA, London:
                                      1,260,000 PLZ                Six-Month WIBOR                  5.5200      3/24/10       3,284
                                      2,016,000 PLZ                Six-Month WIBOR                  5.5500      3/25/10       5,578
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                                     73,200,000 TWD                         2.3200%           TWD-Telerate      6/27/11      12,350
                                    546,000,000 TWD                         2.9400         Three-Month TWD      11/6/17    (343,025)
                                    950,000,000 CLP  Six-Month Tasa Nominal Annual
                                                                             (TNA)                  6.5300      8/25/17      11,172
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.      3,640,000 PLZ                Six-Month WIBOR                  4.4800       7/1/10     (59,629)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                                     22,480,000 MXN                       MXN TIIE                  8.3000     12/17/26     (94,099)
                                    950,000,000 CLP  Six-Month Tasa Nominal Annual                  6.5800      8/21/17      15,654
                                                                       (TNA-Chile)
                                                                                               Three-Month
                                     46,600,000 ZAR                        10.6400         ZAR-JIBAR-SAFEX      11/7/08       7,450
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                     73,400,000 INR                         7.1750  INR MIBOR-OIS Compound      6/27/11        (242)
                                     21,950,000 NZD        Three-Month NZD-BBR-FRA                  7.8200      11/5/17     (80,737)
                                    360,000,000 HUF                         8.4400         Six-Month BUBOR       7/4/11     (80,917)
                                     62,210,000 SEK         Three-Month SEK-STIBOR                  4.7875     11/14/17     (90,948)
                                  2,928,000,000 HUF                         6.5700     Six-Month HUF-BUBOR      11/6/17     365,120
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP                           21,000,000 BRR                           BZDI                 14.5500       1/4/10     494,172
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The)                                23,010,000 MXN                       MXN TIIE                  9.8400     12/31/09      64,206
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International          18,300,000 CNY                         4.0000       CNY-CFXSREPOFIX01      2/16/17      98,069
------------------------------------------------------------------------------------------------------------------------------------
J Aron & Co.:
                                     43,800,000 BRR                           BZDI                 10.6700       1/2/12  (1,391,611)
                                     22,300,000 MXN                       MXN TIIE                  9.1500      8/27/26      73,803
                                      9,700,000 MXN                       MXN TIIE                  9.3300      9/16/26      47,091
                                      8,790,000 BRR                           BZDI                 12.9200       1/2/14       7,051
                                      4,390,000 BRR                           BZDI                 12.8700       1/2/14        (315)
                                      8,750,000 BRR                           BZDI                 12.7100       1/4/10      19,012
                                     15,140,000 BRR                           BZDI                 12.6100       1/4/10      14,556
                                     19,400,000 BRR                           BZDI                 12.3900       1/2/12    (118,039)
                                     25,560,000 BRR                           BZDI                 14.8900       1/4/10     738,499
                                      6,910,000 BRR                           BZDI                 12.2600       1/2/15     (82,844)
                                      3,160,000 BRR                           BZDI                 12.2900       1/2/15     (36,139)
                                      4,420,000 BRR                           BZDI                 14.0500       1/2/12      88,331
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank              $   82,000,000          Three-Month USD BBA LIBOR                  5.5700      5/26/16   5,419,139
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
                                     19,400,000 BRR                           BZDI                 12.3800       1/2/12    (108,802)
                                      8,750,000 BRR                           BZDI                 13.9100       1/2/12     143,100
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                                      4,680,000 PLZ                Six-Month WIBOR                  4.5300       7/5/10     (35,266)
                                                     The greater of 0% and 8 times
                                                     (-0.0031375 minus (10 yr. CMS
                                     13,350,000       Index plus 2 yr. CMS Index))               $ 400,500       2/5/17     (31,566)
                                                                         quarterly

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS: Continued
------------------------------------------------------------------------------------------------------------------------------------
SWAP                                 NOTIONAL                             PAID BY              RECEIVED BY  TERMINATION
COUNTERPARTY                           AMOUNT                            THE FUND                 THE FUND         DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital
Services, Inc.                     14,260,000 EUR                          4.7130%       Six-Month EURIBOR      8/22/17  $   (2,395)
------------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.:
                                   31,510,000 EUR  Six-Month EUR-EURIBOR-Telerate                   4.2400%    11/29/10    (118,087)
                                   20,460,000 NZD                          7.9700  Three-Month NZD-BBR-FRA     11/29/10      18,065
                                   20,410,000 NZD                          7.8400  Three-Month NZD-BBR-FRA     10/13/10      41,049
                                   20,410,000 NZD                          7.9075  Three-Month NZD-BBR-FRA     10/19/10      31,675
                                                                                                                         -----------
                                                                                                                         $4,993,848
                                                                                                                         ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR                 Brazilian Real
CLP                 Chilean Peso
CNY                 Chinese Renminbi (Yuan)
EUR                 Euro
HUF                 Hungarian Forint
INR                 Indian Rupee
MXN                 Mexican Nuevo Peso
NOK                 Norwegian Krone
NZD                 New Zealand Dollar
PLZ                 Polish Zloty
SEK                 Swedish Krone
TWD                 New Taiwan Dollar
ZAR                 South African Rand

Index abbreviations are as follows:

BBA LIBOR           British Bankers' Association London-Interbank Offered Rate
BUBOR               Budapest Interbank Offered Rate
BZDI                Brazil Interbank Deposit Rate
CMS                 Constant Maturity Swap
CNY-CFXSREPOFIX01   Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR             Euro Interbank Offered Rate
MXN TIIE            Mexican Peso-Interbank Equilibrium Interest Rate
MIBOR-OIS           Mid Market Interest Rate for French Franc/Austrian Schilling
                    and India Swap Composites-Overnight Indexed Swap
NIBOR               Norwegian Interbank Offered Rate
NZD-BBR-FRA         New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement
STIBOR              Stockholm Interbank Offered Rate
WIBOR               Poland Warsaw Interbank Offer Bid Rate
ZAR-JIBAR-SAFEX     South African Rand-Johannesburg Interbank Agreed Rate-South
                    African Futures Exchange

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
----------------------------------------------------------------------------------------------------------------------------------
SWAP                                 NOTIONAL                                         RECEIVED BY THE   TERMINATION
COUNTERPARTY                           AMOUNT              PAID BY THE FUND                      FUND          DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------------

                                                                                     If positive, the
                                                           If negative, the       Total Return of the
                                                          absolute value of           Lehman Brothers
                                                                 the Lehman             U.S. CMBS AAA
                                                         Brothers U.S. CMBS          8.5+ Index minus
Barclays Bank plc              $    1,100,000                AAA 8.5+ Index           25 basis points        5/1/08   $     18,413
----------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                                                           Twelve-Month JPY
                                                          BBA LIBOR plus 40
                                                        basis points and if
                                                              negative, the
                                                          absolute value of
                                                        the Total Return of    If positive, the Total
                                                         a custom basket of        Return of a custom
                                1,170,257,964 JPY                securities      basket of securities        4/8/08       (449,321)

                                                               Twelve-Month
                                                              GBP BBA LIBOR
                                                       plus 35 basis points
                                                       and if negative, the
                                                          absolute value of
                                                        the Total Return of    If positive, the Total
                                                         a custom basket of        Return of a custom
                                    5,041,620 GPB                securities      basket of securities        5/7/08        221,744
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                                     If positive, the
                                                           If negative, the       Total Return of the
                                                          absolute value of           Lehman Brothers
                                                                 the Lehman             U.S. CMBS AAA
                                                         Brothers U.S. CMBS        8.5+ Index plus 60
                                   10,740,000                AAA 8.5+ Index              basis points        2/1/08        196,691

                                                              Six-Month USD
                                    1,620,000                     BBA LIBOR           5.46% times UDI       5/13/15        379,712

                                                              Six-Month USD
                                      930,000                         LIBOR           5.25% times UDI       6/23/15        185,715
----------------------------------------------------------------------------------------------------------------------------------

Deutsche Bank
AG, London:
                                                              One-Month BBA
                                                            EURIBOR plus 10
                                                        basis points and if
                                                              negative, the
                                                          absolute value of
                                                        the Total Return of          If positive, the
                                                            a custom equity         Total Return of a
                                    4,770,897 EUR                    basket      custom equity basket       10/7/08         98,720

                                                              One-Month USD
                                                          BBA LIBOR plus 20
                                                        basis points and if
                                                              negative, the
                                                          absolute value of
                                                        the Total Return of          If positive, the
                                                            a custom equity         Total Return of a
                                    8,771,141                        basket      custom equity basket       9/15/08        255,087

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS: Continued
----------------------------------------------------------------------------------------------------------------------------------
SWAP                                 NOTIONAL                                         RECEIVED BY THE   TERMINATION
COUNTERPARTY                           AMOUNT              PAID BY THE FUND                      FUND          DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs
Group, Inc. (The):
                                                              Six-Month BBA
                               $      920,000                         LIBOR           5.10% times UDI       1/14/15   $    217,283

                                                              Six-Month BBA
                                      920,000                         LIBOR           5.08% times UDI       1/20/15        235,852
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                              One-Month USD
                                                          BBA LIBOR plus 30
                                                        basis points and if
                                                              negative, the
                                                          absolute value of          If positive, the
                                                        the Total Return of           Total Return of
                                                            a custom equity            acustom equity
                                   33,790,540                        basket                    basket       12/9/08        500,623
                                                              One-Month USD
                                                           BBA LIBOR and if
                                                              negative, the
                                                          absolute value of    If positive, the Total
                                                             the MSCI Daily        Return of the MSCI
                                                           Total Return New        Daily Total Return
                                                                Belgium USD           New Belgium USD
                                    2,714,359                  Market Index              Market Index       10/8/08        (35,823)
                                                              One-Month USD
                                                           BBA LIBOR and if
                                                              negative, the          If positive, the
                                                          absolute value of       Total Return of the
                                                             the MSCI Daily          MSCI Daily Total
                                                           Total Return New                Return New
                                                                Belgium USD               Belgium USD
                                      592,754                  Market Index              Market Index       10/8/08         (8,255)
                                                              One-Month USD
                                                           BBA LIBOR and if
                                                              negative, the          If positive, the
                                                          absolute value of       Total Return of the
                                                             the MSCI Daily          MSCI Daily Total
                                                           Total Return New                Return New
                                                                Belgium USD               Belgium USD
                                      459,776                  Market Index              Market Index       10/8/08         (5,749)
                                                           If negative, the
                                                          absolute value of          If positive, the
                                                        the Total Return of        Total Return ofthe
                                                          the BOVESPA 02/08             BOVESPA 02/08
                                    6,103,035 BRR                     Index                     Index       2/14/08       (104,894)
                                                                                     If negative, the
                                                           If positive, the         absolute value of
                                                        Total Return of the       the Total Return of
                                                               INDF/S&P CNX          the INDF/S&P CNX
                                                            NSE NIFTY Index           NSE NIFTY Index
                                 (135,712,500) INR             01/08 Future              01/08 Future        2/7/08       (163,979)
                                                                                     If negative, the
                                                                                    absolute value of
                                                     If positive, the Total       the Total Return of
                                                              Return of the              the EURX SMI
                                   (3,853,800) CHF           EURX SMI Index                     Index       3/25/08         31,581

SWAP                                 NOTIONAL                                         RECEIVED BY THE   TERMINATION
COUNTERPARTY                           AMOUNT              PAID BY THE FUND                      FUND          DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------------

Lehman Brothers
Special Financing, Inc.:
                                                                                     If positive, the
                                                           If negative, the       Total Return of the
                                                          absolute value of           Lehman Brothers
                                                                 the Lehman             U.S. CMBS AAA
                                                         Brothers U.S. CMBS          8.5+ Index minus
                               $   16,600,000                AAA 8.5+ Index         42.5 basis points        6/1/08   $    287,816

                                                           If negative, the          If positive, the
                                                          absolute value of       Total Return of the
                                                                 the Lehman           Lehman Brothers
                                                         Brothers U.S. CMBS             U.S. CMBS AAA
                                    8,300,000                AAA 8.5+ Index                8.5+ Index        6/1/08        146,647

                                                                                     If positive, the
                                                           If negative, the       Total Return of the
                                                          absolute value of           Lehman Brothers
                                                                 the Lehman             U.S. CMBS AAA
                                                         Brothers U.S. CMBS          8.5+ Index minus
                                    5,000,000                AAA 8.5+ Index           20 basis points        5/1/08         87,778
                                                                                     If positive, the
                                                           If negative, the       Total Return of the
                                                          absolute value of           Lehman Brothers
                                                                 the Lehman             U.S. CMBS AAA
                                                         Brothers U.S. CMBS        8.5+ Index plus 60
                                    3,906,000                AAA 8.5+ Index              basis points        2/1/08         70,730
                                                                                     If positive, the
                                                           If negative, the       Total Return of the
                                                          absolute value of           Lehman Brothers
                                                                 the Lehman             U.S. CMBS AAA
                                                         Brothers U.S. CMBS        8.5+ Index plus 55
                                   12,002,000                AAA 8.5+ Index              basis points        5/1/08        216,883

                                                           If negative, the          If positive, the
                                                          absolute value of       Total Return of the
                                                                 the Lehman           Lehman Brothers
                                                         Brothers U.S. CMBS             U.S. CMBS AAA
                                    8,300,000                AAA 8.5+ Index                8.5+ Index        6/1/08        146,647
                                                                                     If positive, the
                                                           If negative, the       Total Return of the
                                                          absolute value of           Lehman Brothers
                                                                 the Lehman             U.S. CMBS AAA
                                                         Brothers U.S. CMBS          8.5+ Index minus
                                    3,760,000                AAA 8.5+ Index           25 basis points        3/1/08         65,689
                                                                                     If positive, the
                                                           If negative, the       Total Return of the
                                                          absolute value of           Lehman Brothers
                                                                 the Lehman             U.S. CMBS AAA
                                                         Brothers U.S. CMBS        8.5+ Index plus 45
                                   15,909,000                AAA 8.5+ Index              basis points        5/1/08        286,291

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS: Continued
----------------------------------------------------------------------------------------------------------------------------------
SWAP                                 NOTIONAL                                         RECEIVED BY THE   TERMINATION
COUNTERPARTY                           AMOUNT              PAID BY THE FUND                      FUND          DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Capital
Services, Inc.:
                                                                                         The Constant
                                                                                      Maturity Option
                                                                                     Price divided by
                               $   15,380,000                          5.33%                   10,000       8/13/17   $   (296,373)

                                                                                         The Constant
                                                                                      Maturity Option
                                                                                     Price divided by
                                   54,700,000                          4.66                    10,000       6/11/17      1,315,211

                                                           If negative, the          If positive, the
                                                          absolute value of       Total Return of the
                                                                 the Lehman           Lehman Brothers
                                                              Brothers U.S.             U.S. CMBS AAA
                                                              CMBS AAA 8.5+          8.5+ Index minus
                                    1,100,000                         Index           25 basis points        5/1/08         16,931

                                                           If negative, the
                                                          absolute value of          If positive, the
                                                                 the Lehman       Total Return of the
                                                              Brothers U.S.           Lehman Brothers
                                                              CMBS AAA 8.5+             U.S. CMBS AAA
                                    8,300,000                         Index                8.5+ Index        6/1/08        128,645

                                                           If negative, the          If positive, the
                                                          absolute value of       Total Return of the
                                                                 the Lehman           Lehman Brothers
                                                              Brothers U.S.             U.S. CMBS AAA
                                                              CMBS AAA 8.5+           8.5+ Index plus
                                    4,900,000                         Index          110 basis points       1/31/08         79,814

                                                                                      7.75% from debt
                                                                                   obligations of JSC
                                                                                         Rushydro and
                                                                Three-Month         OJSC Saratovskaya
                                  271,430,000 RUR             USD BBA LIBOR                       HPP      12/26/13         17,698
----------------------------------------------------------------------------------------------------------------------------------
                                                              One-Month EUR
                                                          BBA LIBOR plus 30
                                                        basis points and if
                                                              negative, the
                                                          absolute value of          If positive, the
                                                        the Total Return of         Total Return of a
                                                         a custom basket of          custom basket of
Morgan Stanley International        4,804,400 EUR                securities                securities       10/7/08       (228,037)
----------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                                                           If negative, the          If positive, the
                                                          absolute value of       Total Return of the
                                                                 the Lehman           Lehman Brothers
                                                              Brothers U.S.             U.S. CMBS AAA
                                                              CMBS AAA 8.5+          8.5+ Index minus
                                    3,400,000                         Index           20 basis points        5/1/08         60,104

                                                           If negative, the          If positive, the
                                                          absolute value of       Total Return of the
                                                                 the Lehman           Lehman Brothers
                                                              Brothers U.S.             U.S. CMBS AAA
                                                              CMBS AAA 8.5+        8.5+ Index plus 60
                                    4,882,000                         Index              basis points        2/1/08         89,666
                                                                                                                      ------------
                                                                                                                      $  4,065,540
                                                                                                                      ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR                   Brazilian Real
CHF                   Swiss Franc
EUR                   Euro
GBP                   British Pound Sterling
INR                   Indian Rupee
JPY                   Japanese Yen
RUR                   Russian Ruble

Index abbreviations are as follows:

BBA                   British Bankers' Association
BBA LIBOR             British Bankers' Association London-Interbank Offered Rate
BOVESPA               Sao Paulo Stock Exchange
CMBS                  Commercial Mortgage Backed Securities
EURIBOR               Euro Interbank Offered Rate
EURX SMI              Europeon Stock Exchange
INDF/S&P CNX NSE
NIFTY Index           Indian S&P National Stock Exchange Nifty Index
LIBOR                 London-Interbank Offered Rate
MSCI                  Morgan Stanley Capital International
UDI                   Unidad de Inversion (Unit of Investment)

--------------------------------------------------------------------------------------------------------------------------------
CURRENCY SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------------------------------------------------------
SWAP                                 NOTIONAL                 PAID BY THE           RECEIVED BY THE   TERMINATION
COUNTERPARTY                           AMOUNT                        FUND                      FUND          DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------------

Credit Suisse International:
                                                          Three Month USD
                                    3,170,000 TRY               BBA LIBOR                     16.75%      2/26/12   $    789,174

                                                              Three-Month
                                    1,255,000 TRY           USD BBA LIBOR                     17.25        2/7/12        348,803

                                                              Three-Month
                                    1,890,000 TRY           USD BBA LIBOR                     17.30        2/9/12        524,355
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International:                                  Three-Month
                                    1,960,000 TRY               BBA LIBOR                     17.10        2/6/12        627,127
                                                                                                                    ------------
                                                                                                                    $  2,289,459
                                                                                                                    ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY         New Turkish Lira

Index abbreviation is as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,893,392,554)                                                            $   2,955,778,325
Affiliated companies (cost $729,095,393)                                                                      727,894,756
                                                                                                        ------------------
                                                                                                            3,683,673,081
--------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                            5,737,788
--------------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $822,479)                                                                          944,426
--------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                          22,434,343
--------------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $2,102,813)                                                             15,279,065
--------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $88,688,225 sold on a when-issued or delayed delivery basis)                       89,193,333
Interest, dividends and principal paydowns                                                                     39,942,843
Closed foreign currency contracts                                                                              13,183,837
Futures margins                                                                                                 4,245,333
Shares of beneficial interest sold                                                                              3,743,702
Other                                                                                                              37,728
                                                                                                        ------------------
Total assets                                                                                                3,878,415,479

--------------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------------
Short positions, at value (proceeds of $61,937,320)--see accompanying statement of investments                 62,377,385
--------------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $436,779)--see accompanying statement of investments                 133,529
--------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                     60,320,900
--------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                           8,646,516
--------------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $932,576)                                                               22,901,143
--------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $92,117,428 purchased on a when-issued or delayed delivery basis)             94,952,427
Shares of beneficial interest redeemed                                                                         12,225,467
Closed foreign currency contracts                                                                               4,042,549
Distribution and service plan fees                                                                              1,696,605
Due to Custodian                                                                                                  162,658
Trustees' compensation                                                                                             16,139
Transfer and shareholder servicing agent fees                                                                       1,752
Other                                                                                                             311,000
                                                                                                        ------------------
Total liabilities                                                                                             267,788,070

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                              $   3,610,627,409
                                                                                                        ==================

--------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                              $         641,359
--------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                  3,326,010,180
--------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                             174,553,620
--------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                                 41,100,121
--------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in
  foreign currencies                                                                                           68,322,129
                                                                                                        ------------------
NET ASSETS                                                                                              $   3,610,627,409
                                                                                                        ==================

--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $734,611,556 and 132,010,644 shares of beneficial interest outstanding)         $            5.56
--------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $2,876,015,853 and 509,348,837 shares of beneficial interest outstanding)       $            5.65

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $138,170)                               $  135,910,506
-----------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $8,837)                          414,463
Affiliated companies                                                                      23,751,284
-----------------------------------------------------------------------------------------------------
Net investment income allocated from Oppenheimer Master Loan Fund, LLC                     1,113,128
-----------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                       294,934
-----------------------------------------------------------------------------------------------------
Fee income                                                                                   211,749
                                                                                      ---------------
Total investment income                                                                  161,696,064

-----------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------
Management fees                                                                           15,516,248
-----------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                         5,175,409
-----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                            10,046
Service shares                                                                                10,106
-----------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                            51,353
Service shares                                                                               137,831
-----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  127,918
-----------------------------------------------------------------------------------------------------
Trustees' compensation                                                                        42,245
-----------------------------------------------------------------------------------------------------
Administration service fees                                                                    1,500
-----------------------------------------------------------------------------------------------------
Other                                                                                        223,417
                                                                                      ---------------
Total expenses                                                                            21,296,073
Less reduction to custodian expenses                                                          (2,906)
Less waivers and reimbursements of expenses                                                 (501,695)
                                                                                      ---------------
Net expenses                                                                              20,791,472

-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                    140,904,592

-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)         18,477,431
Allocated from Oppenheimer Master Loan Fund, LLC                                             (14,048)
Closing and expiration of option contracts written                                         2,973,089
Closing and expiration of futures contracts                                               43,842,911
Foreign currency transactions                                                             32,021,417
Short positions                                                                             (198,721)
Swap contracts                                                                            (3,192,451)
                                                                                      ---------------
Net realized gain                                                                         93,909,628
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                              (24,550,826)
Translation of assets and liabilities denominated in foreign currencies                   56,554,939
Futures contracts                                                                            996,291
Option contracts written                                                                     199,332
Short positions                                                                             (440,065)
Swap contracts                                                                           (13,226,820)
                                                                                      ---------------
Net change in unrealized appreciation                                                     19,532,851

-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $  254,347,071
                                                                                      ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                2007               2006
-----------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                      $    140,904,592   $     77,566,732
-----------------------------------------------------------------------------------------------
Net realized gain                                                93,909,628          3,360,150
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                            19,532,851         36,763,035
                                                           ------------------------------------
Net increase in net assets resulting from operations            254,347,071        117,689,917

-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                              (22,674,018)       (23,204,298)
Service shares                                                  (53,839,537)       (32,674,854)
                                                           ------------------------------------
                                                                (76,513,555)       (55,879,152)

-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:                                           88,509,398         50,531,351
Non-Service shares                                            1,341,464,972        694,229,148
                                                           ------------------------------------
Service shares                                                1,429,974,370        744,760,499

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
Total increase                                                1,607,807,886        806,571,264
-----------------------------------------------------------------------------------------------
Beginning of period                                           2,002,819,523      1,196,248,259
                                                           ------------------------------------
End of period (including accumulated net investment
income of $174,553,620 and $71,431,376, respectively)      $  3,610,627,409   $  2,002,819,523
                                                           ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,                2007            2006          2005          2004         2003
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $      5.26     $      5.11     $    5.21     $    5.05     $   4.57
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .28 1           .26 1         .25 1         .22 1        .22
Net realized and unrealized gain (loss)                      .21             .11          (.12)          .20          .56
                                                     ---------------------------------------------------------------------
Total from investment operations                             .49             .37           .13           .42          .78
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.19)           (.22)         (.23)         (.26)        (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $      5.56     $      5.26     $    5.11     $    5.21     $   5.05
                                                     =====================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          9.69%           7.49%         2.67%         8.67%       18.07%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   734,611     $   606,632     $ 538,141     $ 614,915     $571,445
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   664,668     $   564,248     $ 550,201     $ 584,878     $472,213
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       5.34%           5.05%         4.91%         4.50%        5.61%
Total expenses                                              0.59% 4         0.64% 4       0.71%         0.74%        0.75%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian expenses          0.57%           0.63%         0.71%         0.74%        0.75%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       76% 5           93% 5         98% 5         88% 5       117%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

       Year Ended December 31, 2007                        0.61%
       Year Ended December 31, 2006                        0.64%

     5. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2007                 $ 1,061,009,472     $ 1,120,098,096
Year Ended December 31, 2006                 $   742,785,501     $   749,719,239
Year Ended December 31, 2005                 $   890,029,144     $   873,786,459
Year Ended December 31, 2004                 $   959,649,113     $   973,488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES   YEAR ENDED DECEMBER 31,                    2007            2006          2005          2004         2003
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $      5.34     $      5.19     $    5.29     $    5.13     $   4.67
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .28 1           .25 1         .21 1         .19          .27
Net realized and unrealized gain (loss)                      .22             .11          (.08)          .22          .49
                                                     ---------------------------------------------------------------------
Total from investment operations                             .50             .36           .13           .41          .76
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.19)           (.21)         (.23)         (.25)        (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $      5.65     $      5.34     $    5.19     $    5.29     $   5.13
                                                     =====================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          9.55%           7.23%         2.48%         8.43%       17.16%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 2,876,016     $ 1,396,188     $ 658,107     $ 242,705     $ 79,782
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 2,075,028     $ 1,016,582     $ 408,515     $ 150,040     $ 34,744
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       5.08%           4.83%         4.20%         3.82%        4.57%
Total expenses                                              0.84% 4         0.89% 4       0.96%         0.99%        1.02%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian expenses          0.82%           0.88%         0.96%         0.99%        1.02%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       76% 5           93% 5         98% 5         88% 5       117%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods of less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

       Year Ended December 31, 2007                        0.86%
       Year Ended December 31, 2006                        0.89%

     5. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2007                 $ 1,061,009,472     $ 1,120,098,096
Year Ended December 31, 2006                 $   742,785,501     $   749,719,239
Year Ended December 31, 2005                 $   890,029,144     $   873,786,459
Year Ended December 31, 2004                 $   959,649,113     $   973,488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

     Oppenheimer  Strategic  Bond Fund/VA  (the "Fund") is a separate  series of
Oppenheimer  Variable Account Funds, an open-end  management  investment company registered  under the  Investment  Company Act of 1940,  as amended.  The Fund's investment  objective  is to seek a high  level of  current  income  principally derived  from  interest on debt  securities.  The Fund's  investment  adviser is
OppenheimerFunds, Inc. (the "Manager").

     The Fund  offers  two  classes of shares.  Both  classes  are sold at their offering price,  which is the net asset value per share, to separate  investment accounts of participating  insurance  companies as an underlying  investment for variable life insurance policies, variable annuity contracts or other investment products.  The class of shares  designated  as  Service  shares is  subject to a distribution  and service plan. Both classes of shares have identical rights and voting  privileges  with  respect to the Fund in general  and  exclusive  voting rights on matters  that affect that class  alone.  Earnings,  net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

     SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the  "Exchange"),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized by the Board of Trustees.  Securities traded on a registered
U.S. securities exchange are valued based on the last sale price of the security traded on that  exchange  prior to the time when the Fund's  assets are  valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading day, if it is within the spread of the closing  "bid" and "asked"
prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean  between  the  "bid"  and  "asked"  prices.  Securities  for  which  market quotations are not readily available are valued at their fair value.  Securities whose values have been materially  affected by what the Manager  identifies as a significant  event  occurring  before the Fund's assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Board of Trustees.  Shares of a registered investment company that are not  traded  on an  exchange  are  valued  at the  acquired  investment company's net asset value per share.  "Money  market-type" debt instruments with remaining  maturities  of sixty days or less are valued at cost  adjusted by the amortization  of  discount  or  premium  to  maturity  (amortized  cost),  which approximates market value.

--------------------------------------------------------------------------------

     STRUCTURED  SECURITIES.  The Fund invests in  structured  securities  whose market  values,  interest  rates  and/or  redemption  prices  are  linked to the performance  of underlying  foreign  currencies,  interest  rate spreads,  stock market indices, prices of individual securities,  commodities or other financial
instruments  or  the  occurrence  of  other  specific  events.   The  structured
securities are often leveraged,  increasing the volatility of each note's market value  relative  to the change in the  underlying  linked  financial  element or event.  Fluctuations  in value of these  securities  are recorded as  unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

--------------------------------------------------------------------------------

     SECURITIES  ON A  WHEN-ISSUED  OR  DELAYED  DELIVERY  BASIS.  The  Fund may
purchase  securities  on  a  "when-issued"  basis,  and  may  purchase  or  sell securities on a "delayed  delivery" basis.  "When-issued" or "delayed  delivery"
refers to  securities  whose terms and  indenture  are available and for which a market exists, but which are not available for immediate delivery.  Delivery and payment for  securities  that have been  purchased by the Fund on a  when-issued basis normally

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     takes  place  within six months and  possibly  as long as two years or more after the trade date. During this period,  such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery.  The purchase of securities on a when-issued  basis may increase the  volatility  of the Fund's net asset  value to the extent the Fund  executes such transactions while remaining  substantially  fully invested.  When the Fund engages in when-issued or delayed delivery transactions,  it relies on the buyer or seller, as the case may be, to complete the transaction.  Their failure to do so may  cause the Fund to lose the  opportunity  to  obtain  or  dispose  of the security  at a price and yield it  considers  advantageous.  The Fund  maintains internally  designated  assets with a market  value equal to or greater than the amount of its purchase  commitments.  The Fund may also sell  securities that it purchased on a when-issued  basis or forward  commitment  prior to settlement of the original purchase.

     As of December  31, 2007,  the Fund had  purchased  securities  issued on a when-issued or delayed  delivery basis and sold  securities  issued on a delayed delivery basis as follows:

                                            WHEN-ISSUED OR DELAYED
                                       DELIVERY BASIS TRANSACTIONS
                --------------------------------------------------
                Purchased securities                   $92,117,428
                     Sold securities                    88,688,225

     The Fund may  enter  into  "forward  roll"  transactions  with  respect  to mortgage-related  securities.  In this  type of  transaction,  the Fund  sells a mortgage-related  security to a buyer and simultaneously  agrees to repurchase a similar  security  (same  type,  coupon and  maturity)  at a later date at a set price. During the period between the sale and the repurchase,  the Fund will not be entitled to receive  interest and principal  payments on the securities  that have been sold. The Fund records the incremental  difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such  transactions  that have an associated  fee in lieu of a difference in the forward purchase and sale price.

     Risks of entering  into forward  roll  transactions  include the  potential inability of the counterparty to meet the terms of the agreement;  the potential of the Fund to receive  inferior  securities  at  redelivery  as compared to the securities  sold to the  counterparty;  counterparty  credit risk. To assure its future payment of the purchase price, the Fund maintains  internally  designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------

     SECURITIES SOLD SHORT. The Fund may short sale  when-issued  securities for future  settlement.  The  value of the open  short  position  is  recorded  as a liability,  and the Fund records an unrealized gain or loss for the value of the open short  position.  The Fund  records a realized  gain or loss when the short position is closed out.

--------------------------------------------------------------------------------

     CREDIT RISK.  The Fund invests in high-yield,  non-investment-grade  bonds, which may be subject to a greater degree of credit risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default,  and is not obligated to dispose of securities  whose issuers  subsequently  default.  As of December 31,
2007,  securities with an aggregate market value of $18,208,  representing  less than 0.001% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION.  The Fund's accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the Fund's  books and the U.S.  dollar  equivalent  of the  amounts actually received

     or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies arise from changes in the values of assets and  liabilities,  including  investments  in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

     INVESTMENT  IN  OPPENHEIMER  INSTITUTIONAL  MONEY MARKET FUND.  The Fund is
permitted to invest daily available cash balances in an affiliated  money market fund.  The Fund may invest the available  cash in Class E shares of  Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of IMMF.  The  Fund's
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Fund is subject to its  proportional  share of IMMF's  Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------

     INVESTMENTS IN OPPENHEIMER  MASTER LOAN FUND, LLC. The Fund is permitted to buy  interests  in trusts and other  pooled  entities  that invest  primarily or exclusively in loan obligations,  including entities sponsored and/or advised by the Manager or an affiliate.  The loans underlying these investments may include loans to foreign or U.S.  borrowers,  may be collateralized or  uncollateralized and may be rated above or below investment grade or unrated.  Oppenheimer Master
Loan Fund, LLC ("Master Loan") is a mutual fund registered  under the Investment
Company  Act of  1940,  which  seeks  as  high a level  of  current  income  and preservation of capital as is consistent  with investing  primarily in loans and other debt  securities.  The  Manager is also the  investment  adviser of Master
Loan.  The Manager  expects at certain times that the  investment in Master Loan may exceed 15% of the Fund's net assets. The Fund's investment in Master Loan is included in the Statement of Investments. As a shareholder,  the Fund is subject to its proportional  share of Master Loan's  expenses,  including its management fee. The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
Master Loan.

--------------------------------------------------------------------------------

     JOINT REPURCHASE  AGREEMENTS.  Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission,  the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements.  Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements  mature.  Each agreement  requires that the market value of the  collateral be sufficient to cover  payments of interest and  principal.  If the seller of the  agreement  defaults  and the value of the
collateral  declines,  or  if  the  seller  enters  an  insolvency   proceeding,
realization  of the  value  of the  collateral  by the Fund  may be  delayed  or limited.

--------------------------------------------------------------------------------

     INVESTMENTS  WITH  OFF-BALANCE  SHEET RISK.  The Fund enters into financial instrument transactions (such as swaps, futures,  options and other derivatives)
that may have  off-balance  sheet  market  risk.  Off-balance  sheet market risk exists when the maximum potential loss on a particular  financial  instrument is greater than the value of such financial instrument,  as reflected in the Fund's
Statement of Assets and Liabilities.

--------------------------------------------------------------------------------

     ALLOCATION OF INCOME,  EXPENSES,  GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

     FEDERAL TAXES.  The Fund intends to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The  statute of  limitations  on the  Fund's tax return  filings remain open for the three preceding fiscal reporting period ends.

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     The  tax  components  of  capital  shown  in  the  table  below   represent
distribution   requirements   the  Fund  must  satisfy   under  the  income  tax
regulations,  losses  the Fund may be able to offset  against  income  and gains realized  in  future  years  and  unrealized  appreciation  or  depreciation  of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $184,340,397       $34,897,538               $215,406          $65,401,348

     1. The Fund had $19,681 of post-October  passive foreign investment company losses which were deferred.

     2. The Fund had $195,725 of straddle losses which were deferred.

     3.  During the fiscal  year ended  December  31,  2007,  the Fund  utilized
$13,349,869  of capital loss  carryforward  to offset  capital gains realized in that fiscal year.

     4.  During the fiscal  year ended  December  31,  2006,  the Fund  utilized
$3,873,854 of capital loss carryforward to offset capital gains realized in that fiscal year.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     Accordingly,  the following amounts have been reclassified for December 31,
2007. Net assets of the Fund were unaffected by the reclassifications.

                           INCREASE TO       REDUCTION TO
                           ACCUMULATED    ACCUMULATED NET
      INCREASE TO       NET INVESTMENT      REALIZED GAIN
      PAID-IN CAPITAL           INCOME   ON INVESTMENTS 5
      ---------------------------------------------------
      $852,441             $38,731,207        $39,583,648

     5. $852,441,  including $706,504 of long-term capital gain, was distributed in connection with Fund share redemptions.

     The tax character of distributions paid during the years ended December 31,
2007 and December 31, 2006 was as follows:

                                        YEAR ENDED          YEAR ENDED
                                 DECEMBER 31, 2007   DECEMBER 31, 2006
      ----------------------------------------------------------------
      Distributions paid from:
      Ordinary income                  $76,513,555         $55,879,152

     The aggregate cost of securities and other  investments and the composition of unrealized  appreciation and depreciation of securities and other investments for federal  income tax purposes as of December  31, 2007 are noted  below.  The primary  difference  between  book  and  tax  appreciation  or  depreciation  of securities and other  investments,  if applicable,  is  attributable  to the tax deferral of losses or tax realization of financial statement  unrealized gain or loss.

      Federal tax cost of securities          $ 3,622,409,725
      Federal tax cost of other investments     1,196,530,981
                                              ---------------
      Total federal tax cost                  $ 4,818,940,706
                                              ===============

      Gross unrealized appreciation           $   120,054,052
      Gross unrealized depreciation               (54,652,704)
                                              ---------------
      Net unrealized appreciation             $    65,401,348
                                              ===============

--------------------------------------------------------------------------------

     TRUSTEES'  COMPENSATION.  The Board of Trustees has adopted a  compensation deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting  principles,  are recorded on the  ex-dividend  date.  Income and  capital  gain  distributions,  if any,  are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------

     INVESTMENT  INCOME.  Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend  date may have  passed.  Non-cash  dividends  included  in  dividend income,  if any,  are  recorded  at the  fair  market  value  of the  securities received. Interest income is recognized on an accrual basis. Market discount and premium,  which are included in interest  income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

     INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

     THER. The preparation of financial statements in conformity with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements and the reported  amounts of increases and decreases in net assets from  operations  during the  reporting  period.  Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

     The Fund has  authorized an unlimited  number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                      YEAR ENDED DECEMBER 31, 2007       YEAR ENDED DECEMBER 31, 2006
                                                         SHARES              AMOUNT         SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                                 27,845,638    $    149,207,278     21,634,226   $    109,527,181
Dividends and/or distributions reinvested             4,394,189          22,674,018      4,678,286         23,204,298
Redeemed                                            (15,524,784)        (83,371,898)   (16,241,080)       (82,200,128)
                                                   -------------------------------------------------------------------
Net increase                                         16,715,043    $     88,509,398     10,071,432   $     50,531,351
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                244,861,091    $  1,327,141,100    149,725,536   $    769,804,954
Dividends and/or distributions reinvested            10,255,150          53,839,537      6,483,106         32,674,854
Redeemed                                             (7,224,289)        (39,515,665)   (21,471,021)      (108,250,660)
                                                  --------------------------------------------------------------------
Net increase                                        247,891,952    $  1,341,464,972    134,737,621   $    694,229,148
                                                   ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

     The  aggregate  cost of purchases  and proceeds  from sales of  securities, other than  short-term  obligations  and investments in IMMF, for the year ended
December 31, 2007, were as follows:

                                                         PURCHASES           SALES
----------------------------------------------------------------------------------

Investment securities                               $1,922,238,603  $  988,310,939
U.S. government and government agency obligations      521,138,010     417,042,547
To Be Announced (TBA) mortgage-related securities    1,061,009,472   1,120,098,096

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management  fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $200 million          0.75%
                       Next $200 million           0.72
                       Next $200 million           0.69
                       Next $200 million           0.66
                       Next $200 million           0.60
                       Over $1 billion             0.50

--------------------------------------------------------------------------------

     ADMINISTRATION  SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES.  OppenheimerFunds  Services ("OFS"), a division of the
Manager,  acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended  December 31, 2007, the Fund paid $20,132 to OFS for services to the Fund.

     Additionally,  funds  offered in variable  annuity  separate  accounts  are subject to minimum  fees of $10,000  per class,  for class  level  assets of $10 million or more.  Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

     DISTRIBUTION  AND SERVICE PLAN FOR SERVICE  SHARES.  The Fund has adopted a
Distribution  and Service Plan (the "Plan") in accordance  with Rule 12b-1 under the Investment  Company Act of 1940 for Service  shares to pay  OppenheimerFunds
Distributor,  Inc.  (the  "Distributor"),  for  distribution  related  services, personal  service and account  maintenance for the Fund's Service shares.  Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average  annual  net  assets of  Service  shares of the  Fund.  The  Distributor currently  uses all of those  fees to  compensate  sponsor(s)  of the  insurance product that offers Fund shares,  for providing personal service and maintenance of accounts of their variable  contract owners that hold Service  shares.  These fees are  paid out of the  Fund's  assets  on an  on-going  basis  and  increase operating  expenses of the Service  shares,  which results in lower  performance compared  to the  Fund's  shares  that are not  subject to a service  fee.  Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

     WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer  and  shareholder  servicing  agent  fees for all  classes  to 0.35% of average  annual  net  assets  per  class.  This  undertaking  may be  amended or withdrawn at any time.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
IMMF and Master  Loan.  During the year ended  December  31,  2007,  the Manager waived $501,695 for management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter  into  foreign  currency  exchange  contracts  ("forward contracts") for the purchase or sale of a foreign  currency at a negotiated rate at a future date.

     Foreign currency  exchange  contracts are reported on a schedule  following the Statement of Investments.  Forward contracts will be valued daily based upon the closing prices of the forward  currency rates determined at the close of the
Exchange  as  provided  by a bank,  dealer or  pricing  service.  The  resulting unrealized  appreciation  (depreciation)  is reported in the Statement of Assets and  Liabilities  as a receivable  or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation).  At contract close, the  difference  between the original  cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Fund include  both market and credit risk.  Market risk is the risk that the value of the forward  contract will  depreciate due to unfavorable changes in the exchange rates.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty  defaults,  the Fund's loss will consist  of the net  amount of  contractual  payments  that the Fund has not yet received.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

     A futures  contract is a commitment  to buy or sell a specific  amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell  futures  contracts  that  relate to broadly  based  securities indices (financial futures), debt securities (interest rate futures) and various commodities  (commodity  index  futures).  The Fund may also buy or write put or call options on these futures contracts.

     Futures  contracts  traded on a  commodities  or futures  exchange  will be valued at the final  settlement price or official closing price on the principal exchange as reported by such  principal  exchange at its trading  session ending at, or most recently prior to, the time when the Fund's assets are valued.

     Upon  entering  into a futures  contract,  the Fund is  required to deposit either  cash or  securities  (initial  margin)  in an amount  equal to a certain percentage of the contract value.  Subsequent  payments  (variation  margin) are made or received by the Fund each day. The variation  margin  payments are equal to the daily changes in the contract value and are recorded as unrealized  gains and losses.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

     Futures  contracts  are reported on a schedule  following  the Statement of
Investments.  Securities held in collateralized accounts to cover initial margin
requirements   on  open  futures   contracts  are  noted  in  the  Statement  of
Investments.  Cash held by the broker to cover initial  margin  requirements  on open futures  contracts and the receivable  and/or payable for the daily mark to market  for the  variation  margin  are noted in the  Statement  of  Assets  and
Liabilities.  The net change in  unrealized  appreciation  and  depreciation  is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

     Risks of entering into futures  contracts (and related options) include the possibility  that there may be an  illiquid  market  where the Fund is unable to liquidate  the contract or enter into an  offsetting  position  and, if used for hedging  purposes,  the risk  that  the  price of the  contract  will  correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

     The Fund may buy and sell put and call  options,  or write put and  covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase  the  underlying  security at a fixed price,  upon exercise of the option.

     Options are valued  daily  based upon the last sale price on the  principal exchange  on which the option is traded.  The  difference  between  the  premium received  or paid,  and market  value of the option,  is recorded as  unrealized appreciation  or  depreciation.  The net change in  unrealized  appreciation  or depreciation  is  reported in the  Statement  of  Operations.  When an option is exercised,  the cost of the  security  purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or  closing  of the  option  transaction,  a gain  or loss  is  reported  in the
Statement of Operations.

     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule  following  the  Statement  of  Investments  and as a liability  in the
Statement of Assets and Liabilities.

     The risk in writing a call option is that the Fund gives up the opportunity for  profit if the  market  price of the  security  increases  and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  The Fund also has the additional  risk that there may be an illiquid market where the Fund is unable to close the contract.

                                                                  CALL OPTIONS                      PUT OPTIONS
                                              --------------------------------   ------------------------------
                                                     NUMBER OF       AMOUNT OF          NUMBER OF     AMOUNT OF
                                                     CONTRACTS        PREMIUMS          CONTRACTS      PREMIUMS
---------------------------------------------------------------------------------------------------------------

Options outstanding as of December 31, 2006                 --   $          --         25,680,000   $   253,204
Options written                                 22,628,405,000       3,116,377     19,756,405,000     2,784,871
Options closed or expired                      (10,383,785,000)     (1,232,131)    (9,570,780,000)   (1,764,600)
Options exercised                               (9,365,660,000)     (1,499,978)   (10,204,345,000)   (1,220,964)
                                              ------------------------------------------------------------------
Options outstanding as of December 31, 2007      2,878,960,000   $     384,268          6,960,000   $    52,511
                                              ==================================================================

--------------------------------------------------------------------------------
8. SWAP CONTRACTS

     The Fund may enter into swap contract  agreements  with a  counterparty  to exchange a series of cash flows based on either  specified  reference  rates, or the occurrence of a credit event,  over a specified  period.  Such contracts may include interest rate, equity,  debt, index,  total return,  credit and currency swaps.

     Swaps are marked to market daily using  primarily  quotations  from pricing services,  counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately
disclosed  on  the  Statement  of  Assets  and   Liabilities.   The   unrealized
appreciation  (depreciation)  related  to the  change  in the  valuation  of the notional  amount of the swap is combined with the accrued  interest due to (owed
by) the Fund at termination or settlement.  The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic  payments  received  from  (paid  to) the  counterparty,  including  at termination,  under such  contracts as realized  gain (loss) on the Statement of
Operations.

     Risks of entering into swap contracts include credit,  market and liquidity risk.  Credit  risk  arises  from the  possibility  that the  counterparty  will default. If the counterparty  defaults,  the Fund's loss will consist of the net amount of contractual  payments that the Fund has not yet received.  Market risk is the risk that the value of the contract will  depreciate  due to  unfavorable changes  in the  reference  asset.  If  there  is an  illiquid  market  for  the agreement,  the Fund may be  unable  to close  the  contract  prior to  contract termination.

--------------------------------------------------------------------------------

     CREDIT  DEFAULT  SWAP  CONTRACTS.  A  credit  default  swap is a  bilateral contract  that  enables  an  investor  to  buy  or  sell  protection  against  a defined-issuer  credit event.  The Fund may enter into credit default swaps on a single security, or a basket of securities.

     In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance  premium,  on the notional amount of the swap contract to the counterparty (the seller of the contract).  If there is a credit event (for  example,  bankruptcy or a failure to timely pay interest or  principal),  the  purchaser  will  exercise  the contract and will receive a payment  from the  seller of the  contract  equal to the  notional  value of the credit default swap contract less the value of the underlying  security.  In the event that the credit  default  swap is  exercised  due to a credit  event,  the difference between the value of the underlying  security and the notional amount is  recorded  as  realized  gain  (loss) and is  included  on the  Statement  of
Operations.

     Risks of credit default swaps include,  but are not limited to, the cost of paying for credit protection if there are no credit events.

--------------------------------------------------------------------------------

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties  to exchange periodic interest payments on the notional amount of the  contract.  One cash flow stream will  typically be a floating  rate payment based upon a specified index while the other is typically a fixed rate.

     Interest rate swap agreements  include interest rate risk. There is a risk, based on movements  of interest  rates in the future,  the payments  made by the
Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------

     TOTAL RETURN SWAP  CONTRACTS.  A total return swap is an agreement  between counterparties  to exchange a set of future cash flows on the notional amount of the contract.  One cash flow is typically based on a reference  interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities,  or an index. The total return includes  appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------

     CURRENCY SWAPS. A currency swap is an agreement  between  counterparties to exchange  different  currencies  equivalent  to the  notional  value at contract inception  and  reverse  the  exchange  of the  same  notional  values  of those currencies  at contract  termination.  The contract  may also  include  periodic exchanges of cash flows based on a specified index or interest rate.

     Currency swap agreements include exchange rate risk. Due to the exchange of currency at contract termination,  changes in currency exchange rates may result in the Fund paying an amount greater than the amount received.  There is a risk, based on movements of interest rates or indexes that the periodic  payments made by the Fund will be greater than the payments received.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. ILLIQUID OR RESTRICTED SECURITIES

     As of December 31, 2007, investments in securities included issues that are illiquid or restricted.  Investments may be illiquid because they do not have an active  trading  market,  making it  difficult  to value them or dispose of them promptly at an acceptable  price.  A restricted  security may have a contractual restriction  on its resale and is valued under methods  approved by the Board of
Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets  (determined  at the time of purchase and reviewed  periodically)  in illiquid and restricted securities. Certain restricted securities,  eligible for resale  to  qualified  institutional  purchasers,  may  not be  subject  to that limitation.  Securities  that are  illiquid  or  restricted  are marked  with an applicable footnote on the Statement of Investments.  Restricted  securities are reported on a schedule following the Statement of Investments.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

     The Fund  lends  portfolio  securities  from  time to time in order to earn additional  income in the form of fees or  interest  on  securities  received as collateral or the investment of any cash received as  collateral.  The loans are secured by  collateral  (either  securities,  letters of credit,  or cash) in an amount not less than 100% of the market  value of the loaned  securities  during the period of the loan. The market value of the loaned  securities is determined at the close of each  business day and any  additional  required  collateral  is delivered to the Fund on the next business day. If the borrower  defaults on its obligation  to return  the  securities  loaned  because of  insolvency  or other reasons,  the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic  benefit of interest or dividends paid on the securities  loaned in the form of a substitute  payment received from the borrower and recognizes the gain or loss in the fair value of the  securities  loaned  that may occur  during the term of the loan. The Fund has the right under the lending  agreement to recover the  securities  from the borrower on demand.  As of December 31, 2007, the Fund had on loan  securities  valued at  $91,536,243.  Collateral of $92,840,546  was received  for  the  loans,  of  which  $60,320,900  was  received  in  cash  and subsequently  invested in  approved  instruments.  In  addition,  collateral  of
$32,519,646 was also received in the form of securities.

--------------------------------------------------------------------------------
11. LOAN COMMITMENTS

     Pursuant  to the  terms  of  certain  indenture  agreements,  the  Fund has unfunded  loan  commitments  of  $13,500,000  at  December  31,  2007.  The Fund
generally  will  maintain  with its  custodian,  liquid  investments  having  an aggregate value at least equal to the amount of unfunded loan  commitments.  The following commitments are subject to funding based on the borrower's discretion.
The Fund is  obligated to fund these  commitments  at the time of the request by the  borrower.  These  commitments  have been  excluded  from the  Statement  of
Investments.

As of December 31, 2007, the Fund had unfunded loan commitments as follows:

                                    COMMITMENT
                                   TERMINATION       UNFUNDED
                                          DATE         AMOUNT
                 --------------------------------------------
                 Deutsche Bank
                 AG, Optic
                 Reforma Credit
                 Linked Nts.          10/20/13   $ 13,500,000

--------------------------------------------------------------------------------
12. RECENT ACCOUNTING PRONOUNCEMENT

     In September  2006,  Financial  Accounting  Standards Board ("FASB") issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER VALUE FUND/VA:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer Value Fund/VA (the "Fund"), a series of Oppenheimer Variable Account
Funds, including the statement of investments,  as of December 31, 2007, and the related  statement of  operations  for the year then ended,  the  statements  of changes in net assets for each of the two years in the period  then  ended,  and the  financial  highlights  for each of the five years in the period then ended.
These financial  statements and financial  highlights are the  responsibility of the  Fund's  management.  Our  responsibility  is to express an opinion on these financial statements and financial highlights based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not  required to have,  nor were we engaged to perform,  an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of  securities  owned  as of  December  31,  2007,  by  correspondence  with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007,  the results of its  operations  for the year then ended,  the  changes  in its net  assets for each of the two years in the period then  ended,  and the  financial  highlights  for each of the five  years in the period then ended, in conformity with accounting  principles  generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.0%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Starwood Hotels & Resorts Worldwide, Inc.            1,070   $        47,112
--------------------------------------------------------------------------------
MEDIA--6.0%
Cinemark Holdings, Inc.                                 5,020            85,340
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                        6,748           246,909
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                 8,042           164,781
                                                                ----------------
                                                                        497,030

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
OfficeMax, Inc.                                         1,640            33,882
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.2%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.2%
Costco Wholesale Corp.                                  2,579           179,911
--------------------------------------------------------------------------------
Walgreen Co.                                            2,160            82,253
                                                                ----------------
                                                                        262,164

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.6%
ConAgra Foods, Inc.                                     8,940           212,683
--------------------------------------------------------------------------------
TOBACCO--3.4%
Altria Group, Inc.                                      3,671           277,454
--------------------------------------------------------------------------------
ENERGY--12.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
Halliburton Co.                                         3,410           129,273
--------------------------------------------------------------------------------
ION Geophysical Corp. 1                                   640            10,099
                                                                ----------------
                                                                        139,372

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--10.5%
Exxon Mobil Corp.                                       4,776           447,463
--------------------------------------------------------------------------------
Murphy Oil Corp.                                        3,230           274,033
--------------------------------------------------------------------------------
Total SA, Sponsored ADR                                 1,667           137,694
                                                                ----------------
                                                                        859,190

--------------------------------------------------------------------------------
FINANCIALS--23.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--10.0%
Credit Suisse Group, ADR                                6,870           412,887
--------------------------------------------------------------------------------
UBS AG                                                  8,836           406,456
                                                                ----------------
                                                                        819,343

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.7%
Wachovia Corp.                                         10,054           382,354
--------------------------------------------------------------------------------
CONSUMER FINANCE--2.5%
American Express Co.                                    3,970           206,519
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.0%
Bank of America Corp.                                   5,930           244,672
--------------------------------------------------------------------------------
INSURANCE--3.7%
Everest Re Group Ltd.                                   1,327           133,231
--------------------------------------------------------------------------------
National Financial Partners Corp.                       3,840           175,142
                                                                ----------------
                                                                        308,373

                                                       SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE--8.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Vanda Pharmaceuticals, Inc. 1                             715   $         4,919
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
DaVita, Inc. 1                                          1,100            61,985
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                            840            85,176
                                                                ----------------
                                                                        147,161

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.6%
Johnson & Johnson                                    4,670           311,489
--------------------------------------------------------------------------------
Novartis AG, ADR                                        2,165           117,581
--------------------------------------------------------------------------------
Schering-Plough Corp.                                   4,480           119,347
                                                                ----------------
                                                                        548,417

--------------------------------------------------------------------------------
INDUSTRIALS--8.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc. 1                               169            19,225
--------------------------------------------------------------------------------
United Technologies Corp.                               1,099            84,117
                                                                ----------------
                                                                        103,342

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.8%
--------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                               1,994           313,776
--------------------------------------------------------------------------------
MACHINERY--3.0%
Deere & Co.                                            930            86,602
--------------------------------------------------------------------------------
Navistar International Corp. 1                          3,033           164,389
                                                                ----------------
                                                                        250,991

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.8%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Sun Microsystems, Inc. 1                                6,560           118,933
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.5%
Broadcom Corp., Cl. A 1                                 6,240           163,114
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                        3,460           166,634
--------------------------------------------------------------------------------
Lam Research Corp. 1                                    4,710           203,613
                                                                ----------------
                                                                        533,361

--------------------------------------------------------------------------------
SOFTWARE--1.9%
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                   8,260           152,397
--------------------------------------------------------------------------------
MATERIALS--5.2%
--------------------------------------------------------------------------------
CHEMICALS--3.4%
BASF AG, Sponsored ADR                                    640            94,336
--------------------------------------------------------------------------------
FMC Corp.                                               1,690            92,190
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                    1,687            91,368
                                                                ----------------
                                                                        277,894

--------------------------------------------------------------------------------
METALS & MINING--1.8%
Carpenter Technology Corp.                              1,930           145,078

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.6%
AT&T, Inc.                                          11,070   $       460,069
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
Sprint Nextel Corp.                                     5,470            71,821
--------------------------------------------------------------------------------
UTILITIES--7.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--7.5%
Exelon Corp.                                            3,576           291,945
--------------------------------------------------------------------------------
FirstEnergy Corp.                                       4,470           323,361
                                                                ----------------
                                                                        615,306

--------------------------------------------------------------------------------
ENERGY TRADERS--0.3%
Dynegy, Inc., Cl. A 1                                   3,823            27,296
                                                                ----------------
Total Common Stocks (Cost $7,628,960)                                 8,060,909

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--2.2%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.03% 2,3
(Cost $177,433)                                       177,433   $       177,433

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $7,806,393)                                       100.4%        8,238,342
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.4)          (29,245)
                                                      --------------------------
NET ASSETS                                              100.0%  $     8,209,097
                                                      ==========================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

     1. Non-income producing security.

     2. Rate shown is the 7-day yield as of December 31, 2007.

     3. Is or was an  affiliate,  as defined in the  Investment  Company  Act of
1940,  at or during the period ended  December  31, 2007,  by virtue of the Fund owning at least 5% of the voting  securities of the issuer or as a result of the
Fund and the issuer having the same investment adviser.  Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES       GROSS        GROSS              SHARES
                                                         DECEMBER 31, 2006   ADDITIONS   REDUCTIONS   DECEMBER 31, 2007
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                 183,179   6,213,322    6,219,068             177,433

                                                                                                               DIVIDEND
                                                                                              VALUE              INCOME
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                       $  177,433            $ 14,962

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $7,628,960)                                                      $    8,060,909
Affiliated companies (cost $177,433)                                                                 177,433
                                                                                              ---------------
                                                                                                   8,238,342
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                  26,069
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                    26,198
Investments sold                                                                                      11,745
Dividends                                                                                              8,567
Other                                                                                                  3,421
                                                                                              ---------------
Total assets                                                                                       8,314,342

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                79,022
Legal, auditing and other professional fees                                                           18,892
Distribution and service plan fees                                                                     3,805
Trustees' compensation                                                                                 2,761
Other                                                                                                    765
                                                                                              ---------------
Total liabilities                                                                                    105,245

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $    8,209,097
                                                                                              ===============

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                    $          699
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         8,082,503
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                       (2,761)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                        (303,293)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                           431,949
                                                                                              ---------------
NET ASSETS                                                                                    $    8,209,097
                                                                                              ===============

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $1,727,735 and 147,344 shares of beneficial interest outstanding)     $        11.73
-------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $6,481,362 and 551,777 shares of beneficial interest outstanding)     $        11.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $2,998)                           $      111,453
Affiliated companies                                                                                  14,962
-------------------------------------------------------------------------------------------------------------
Interest                                                                                                  16
                                                                                              ---------------
Total investment income                                                                              126,431

-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
Management fees                                                                                       46,993
-------------------------------------------------------------------------------------------------------------
Distribution and service plan fee--Service shares                                                      8,775
-------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fee--Service shares                                              57
-------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                     2,778
Service shares                                                                                         2,201
-------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                           26,698
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                 6,118
-------------------------------------------------------------------------------------------------------------
Administration service fees                                                                            1,500
-------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              222
-------------------------------------------------------------------------------------------------------------
Other                                                                                                  3,081
                                                                                              ---------------
Total expenses                                                                                        98,423
Less reduction to custodian expenses                                                                      (7)
Less waivers and reimbursements of expenses                                                          (11,387)
                                                                                              ---------------
Net expenses                                                                                          87,029

-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 39,402

-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Net realized loss on investments from unaffiliated companies                                         (87,194)
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                   7,138

-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $      (40,654)
                                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                             2007             2006
-------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                   $       39,402   $       (8,861)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                              (87,194)         359,434
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                   7,138           23,864
                                                                                               --------------------------------
Net increase (decrease) in net assets resulting from operations                                       (40,654)         374,437

-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                                    (14,051)          (1,194)
Service shares                                                                                        (22,582)              --
                                                                                               --------------------------------
                                                                                                      (36,633)          (1,194)
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                                    (64,829)        (263,215)
Service shares                                                                                       (232,359)         (37,589)
                                                                                               --------------------------------
                                                                                                     (297,188)        (300,804)

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                 (1,050,500)              --
Service shares                                                                                      6,521,885          477,488
                                                                                               --------------------------------
                                                                                                    5,471,385          477,488

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                      5,096,910          549,927
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                 3,112,187        2,562,260
                                                                                               --------------------------------
End of period (including accumulated net investment loss of $2,761 and $5,081, respectively)   $    8,209,097   $    3,112,187
                                                                                               ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES YEAR ENDED DECEMBER 31,                   2007        2006         2005         2004         2003 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    11.58    $  11.16    $   12.26    $   12.90    $     10.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                  .10 2      (.03) 2       .02 2       (.01) 2         .03
Net realized and unrealized gain                              .59        1.61          .71         1.82           2.87
                                                       ----------------------------------------------------------------
Total from investment operations                              .69        1.58          .73         1.81           2.90
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.10)       (.01)        (.02)        (.03)            --
Distributions from net realized gain                         (.44)      (1.15)       (1.81)       (2.42)            --
                                                       ----------------------------------------------------------------
Total dividends and/or distributions to shareholders         (.54)      (1.16)       (1.83)       (2.45)            --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    11.73    $  11.58    $   11.16    $   12.26    $     12.90
                                                       ================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                           5.89%      14.03%        5.88%       14.50%         29.00%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $    1,728    $  2,657    $   2,562    $   2,815    $     3,871
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $    2,753    $  2,695    $   2,878    $   3,370    $     3,205
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                 0.80%      (0.29)%       0.15%       (0.08)%         0.27%
Total expenses                                               1.49% 5     2.14% 5      1.78%        1.82%          1.39%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses           1.25%       2.14%        1.78%        1.82%          1.39%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       142%        124%          86%         100%           120%

     1. For the period from  January 2, 2003  (commencement  of  operations)  to
December 31, 2003.

     2. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007     1.49%
   Year Ended December 31, 2006     2.14%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES YEAR ENDED DECEMBER 31,                                                                        2007    2006 1
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                       $ 11.57   $ 11.89
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                                                 .06      (.05)
Net realized and unrealized gain                                                                               .60       .88
                                                                                                           -------------------
Total from investment operations                                                                               .66       .83
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                                          (.04)       --
Distributions from net realized gain                                                                          (.44)    (1.15)
                                                                                                           -------------------
Total dividends and/or distributions to shareholders                                                          (.48)    (1.15)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                             $ 11.75   $ 11.57
                                                                                                           ===================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                                            5.70%     6.81%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                                   $ 6,481   $   455
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                          $ 3,527   $   268
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                                                  0.49%    (1.30)%
Total expenses 5                                                                                              1.63%     2.89%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                                            1.50%     2.88%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                        142%      124%

     1. For the period  from  September  18, 2006  (inception  of  offering)  to
December 31, 2006.

     2. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2006   1.63%
   Year Ended December 31, 2007   2.89%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

     Oppenheimer  Value Fund/VA (the "Fund") is a separate series of Oppenheimer
Variable Account Funds, an open-end  management  investment  company  registered under the  Investment  Company Act of 1940,  as amended.  The Fund's  investment objective  is to seek  long-term  growth of capital by  investing  primarily  in
common  stocks  with  low  price-earnings  ratios  and   better-than-anticipated
earnings. Realization of current income is a secondary consideration. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager"). As of December 31,
2007, 100% of the Fund's Non-Service shares were owned by the Manager.

     The Fund  offers  two  classes of shares.  Both  classes  are sold at their offering price,  which is the net asset value per share, to separate  investment accounts of participating  insurance  companies as an underlying  investment for variable life insurance policies, variable annuity contracts or other investment products.  The class of shares  designated  as  Service  shares is  subject to a distribution  and service plan. Both classes of shares have identical rights and voting  privileges  with  respect to the Fund in general  and  exclusive  voting rights on matters  that affect that class  alone.  Earnings,  net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

     The following is a summary of significant  accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

     SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the  "Exchange"),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized by the Board of Trustees.  Securities traded on a registered
U.S. securities exchange are valued based on the last sale price of the security traded on that  exchange  prior to the time when the Fund's  assets are  valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading day, if it is within the spread of the closing  "bid" and "asked"
prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean  between  the  "bid"  and  "asked"  prices.  Securities  for  which  market quotations are not readily available are valued at their fair value.  Securities whose values have been materially  affected by what the Manager  identifies as a significant  event  occurring  before the Fund's assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Board of Trustees.  Shares of a registered investment company that are not  traded  on an  exchange  are  valued  at the  acquired  investment company's net asset value per share.  "Money  market-type" debt instruments with remaining  maturities  of sixty days or less are valued at cost  adjusted by the amortization  of  discount  or  premium  to  maturity  (amortized  cost),  which approximates market value.

--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION.  The Fund's accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the Fund's  books and the U.S.  dollar  equivalent  of the  amounts actually  received or paid. Net unrealized  appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies  arise from changes in the values of assets and liabilities,  including  investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

     INVESTMENT  IN  OPPENHEIMER  INSTITUTIONAL  MONEY MARKET FUND.  The Fund is
permitted to invest daily available cash balances in an affiliated  money market fund.  The Fund may invest the available  cash in Class E shares of  Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of IMMF.  The  Fund's
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Fund is subject to its  proportional  share of IMMF's  Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------

     ALLOCATION OF INCOME,  EXPENSES,  GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

     FEDERAL TAXES.  The Fund intends to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The  statute of  limitations  on the  Fund's tax return  filings remain open for the three preceding fiscal reporting period ends.

     The  tax  components  of  capital  shown  in  the  table  below   represent
distribution   requirements   the  Fund  must  satisfy   under  the  income  tax
regulations,  losses  the Fund may be able to offset  against  income  and gains realized  in  future  years  and  unrealized  appreciation  or  depreciation  of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED             ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                    LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN    CARRYFORWARD 1,2,3,4         TAX PURPOSES
   ---------------------------------------------------------------------------
   $--                        $--                $291,907             $420,561

     1. As of December 31, 2007,  the Fund had $291,449 of  post-October  losses available to offset future  realized  capital  gains,  if any.  Such losses,  if unutilized, will expire in 2016.

     2. The Fund had $458 of straddle losses which were deferred.

     3. During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward.

     4. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     Accordingly,  the following amounts have been reclassified for December 31,
2007. Net assets of the Fund were unaffected by the reclassifications.

                                                              REDUCTION TO
                                          INCREASE TO      ACCUMULATED NET
        REDUCTION TO PAID-IN          ACCUMULATED NET     REALIZED LOSS ON
        CAPITAL                       INVESTMENT LOSS          INVESTMENTS
        ------------------------------------------------------------------
        $  202                              $     449            $     651

     The tax character of distributions paid during the years ended December 31,
2007 and December 31, 2006 was as follows:

                                           YEAR ENDED           YEAR ENDED
                                    DECEMBER 31, 2007    DECEMBER 31, 2006
        ------------------------------------------------------------------
        Distributions paid from:
        Ordinary income                     $ 113,473            $  14,671
        Long-term capital gain                220,348              287,327
                                            ------------------------------
        Total                               $ 333,821            $ 301,998
                                            ==============================

     The aggregate cost of securities and other  investments and the composition of unrealized  appreciation and depreciation of securities and other investments for federal  income tax purposes as of December  31, 2007 are noted  below.  The primary  difference  between  book  and  tax  appreciation  or  depreciation  of securities and other  investments,  if applicable,  is  attributable  to the tax deferral of losses or tax realization of financial statement  unrealized gain or loss.

        Federal tax cost of securities             $  7,817,781
                                                   ============

        Gross unrealized appreciation              $    865,593
        Gross unrealized depreciation                  (445,032)
                                                   ------------
        Net unrealized appreciation                $    420,561
                                                   ============

--------------------------------------------------------------------------------

     TRUSTEES'  COMPENSATION.  The Board of Trustees has adopted a  compensation deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting  principles,  are recorded on the  ex-dividend  date.  Income and  capital  gain  distributions,  if any,  are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------

     INVESTMENT  INCOME.  Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend  date may have  passed.  Non-cash  dividends  included  in  dividend income,  if any,  are  recorded  at the  fair  market  value  of the  securities received. Interest income is recognized on an accrual basis. Market discount and premium,  which are included in interest  income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------

     CUSTODIAN  FEES.   "Custodian  fees  and  expenses"  in  the  Statement  of
Operations  may  include  interest  expense  incurred  by the  Fund on any  cash overdrafts of its custodian account during the period.  Such cash overdrafts may result from the effects of failed trades in portfolio  securities  and from cash outflows resulting from unanticipated  shareholder redemption activity. The Fund pays interest to its custodian on such cash  overdrafts,  to the extent they are not offset by positive cash balances  maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%.  The  "Reduction to custodian  expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.  Such interest  expense and other  custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------

     SECURITY  TRANSACTIONS.  Security  transactions  are  recorded on the trade date.  Realized gains and losses on securities  sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

     INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

     OTHER.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

     The Fund has  authorized an unlimited  number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                        YEAR ENDED DECEMBER 31, 2007     YEAR ENDED DECEMBER 31, 2006 1
                                                              SHARES          AMOUNT              SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                                              --   $          --                  --     $       --
Dividends and/or distributions reinvested                         --              --                  --             --
Redeemed                                                     (82,215)     (1,050,500)                 --             --
                                                             -----------------------------------------------------------
Net decrease                                                 (82,215)  $  (1,050,500)                 --     $       --
                                                             ===========================================================

------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                         525,491   $   6,694,320              41,097     $  500,936
Dividends and/or distributions reinvested                     21,569         254,941               3,229         37,589
Redeemed                                                     (34,566)       (427,376)             (5,043)       (61,037)
                                                             -----------------------------------------------------------
Net increase                                                 512,494   $   6,521,885              39,283     $  477,488
                                                             ===========================================================

     1. For the year ended December 31, 2006 for Non-Service  shares and for the period from September 18, 2006  (inception of offering) to December 31, 2006 for
Service shares.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

     The  aggregate  cost of purchases  and proceeds  from sales of  securities, other than  short-term  obligations  and investments in IMMF, for the year ended
December 31, 2007, were as follows:

                                            PURCHASES              SALES
         ---------------------------------------------------------------
         Investment securities            $13,452,355         $8,468,515

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management  fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                      FEE SCHEDULE
                      -------------------------------------
                      Up to $200 million              0.75%
                      Next $200 million                0.72
                      Next $200 million                0.69
                      Next $200 million                0.66
                      Over $800 million                0.60

--------------------------------------------------------------------------------

     ADMINISTRATION  SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES.  OppenheimerFunds  Services ("OFS"), a division of the
Manager,  acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended  December 31, 2007, the Fund paid $57 to OFS for services to the Fund.

     Additionally,  funds  offered in variable  annuity  separate  accounts  are subject to minimum  fees of $10,000  per class,  for class  level  assets of $10 million or more.  Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

     DISTRIBUTION  AND SERVICE PLAN FOR SERVICE  SHARES.  The Fund has adopted a
Distribution  and Service Plan (the "Plan") in accordance  with Rule 12b-1 under the Investment  Company Act of 1940 for Service  shares to pay  OppenheimerFunds
Distributor,  Inc.  (the  "Distributor"),  for  distribution  related  services, personal  service and account  maintenance for the Fund's Service shares.  Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average  annual  net  assets of  Service  shares of the  Fund.  The  Distributor currently  uses all of those  fees to  compensate  sponsor(s)  of the  insurance product that offers Fund shares,  for providing personal service and maintenance of accounts of their variable  contract owners that hold Service  shares.  These fees are  paid out of the  Fund's  assets  on an  on-going  basis  and  increase operating  expenses of the Service  shares,  which results in lower  performance compared  to the  Fund's  shares  that are not  subject to a service  fee.  Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

     WAIVERS AND  REIMBURSEMENTS  OF EXPENSES.  Effective  January 1, 2007,  the
Manager voluntarily agreed to an expense waiver of any total expenses over 1.25%
of average annual net assets for Non-Service  shares and 1.50% of average annual net assets for Service  shares.  During the year ended  December 31,  2007,  OFS waived $6,545 and $4,556 for Non-Service and Service shares,  respectively.  The expense waiver is a voluntary  undertaking  and may be terminated by the Manager at any time.

     OFS has  voluntarily  agreed to limit  transfer and  shareholder  servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
IMMF.  During the year ended December 31, 2007, the Manager waived $286 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

     In September  2006,  Financial  Accounting  Standards Board ("FASB") issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

                                     A-8
                                  Appendix A

                             RATINGS DEFINITIONS

     Below   are   summaries   of   the   rating   definitions   used   by   the
nationally-recognized  rating agencies listed below. Those ratings represent the opinion  of the agency as to the credit  quality of issues  that they rate.  The summaries below are based upon publicly  available  information  provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

     Aaa:  Bonds and  preferred  stock  rated  "Aaa"  are  judged to be the best quality.  They carry the smallest degree of investment risk.  Interest  payments are protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

     Aa: Bonds and  preferred  stock rated "Aa" are judged to be of high quality by all  standards.  Together  with  the  "Aaa"  group,  they  comprise  what are generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

     A: Bonds and preferred  stock rated "A" possess many  favorable  investment attributes and are to be considered as upper-medium grade  obligations.  Factors giving  security to principal and interest are considered  adequate but elements may be present which  suggest a  susceptibility  to impairment  some time in the future.

     Baa:  Bonds and  preferred  stock rated "Baa" are  considered  medium-grade obligations;  that is, they are neither  highly  protected  nor poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

     Ba:  Bonds and  preferred  stock rated "Ba" are judged to have  speculative elements. Their future cannot be considered  well-assured.  Often the protection of interest and  principal  payments  may be very  moderate and thereby not well safeguarded  during  both good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.

     B: Bonds and preferred  stock rated "B" generally lack  characteristics  of the desirable  investment.  Assurance of interest and  principal  payments or of maintenance  of other terms of the contract  over any long period of time may be small.

     Caa:  Bonds and  preferred  stock  rated "Caa" are of poor  standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca: Bonds and  preferred  stock rated "Ca"  represent obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked shortcomings.

     C: Bonds and preferred  stock rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever  attaining any real investment standing.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each  generic  rating classification  from "Aa" through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating category;  the modifier
"2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)

     These  ratings  are  opinions  of the  ability of  issuers to honor  senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

     Prime-2:  Issuer has a strong  ability for  repayment of senior  short-term debt obligations.  Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics,  while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3:   Issuer  has  an  acceptable  ability  for  repayment  of  senior short-term  obligations.  The  effect of  industry  characteristics  and  market compositions may be more pronounced.  Variability in earnings and  profitability may  result in  changes  in the level of debt  protection  measurements  and may require  relatively high financial  leverage.  Adequate  alternate  liquidity is maintained.

     Not Prime: Issuer does not fall within any Prime rating category.

     Standard  &  Poor's  Ratings  Services  ("Standard  &  Poor's"),  a
division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS

     Issue  credit  ratings  are  based in  varying  degrees,  on the  following considerations:

     o Likelihood of payment-capacity and willingness of the obligor to meet its financial  commitment  on an  obligation  in  accordance  with the  terms of the obligation;

     o Nature of and provisions of the obligation; and

     o Protection  afforded by, and relative  position of, the obligation in the event of  bankruptcy,  reorganization,  or other  arrangement  under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue  ratings  definitions  are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy, as noted above.

     AAA: An obligation rated "AAA" have the highest rating assigned by Standard
&  Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

     AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial  commitment on the obligation is very strong.

     A: An  obligation  rated "A" are somewhat more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than obligations in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation  rated "BBB"  exhibit  adequate  protection  parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C

     An obligation  rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant  speculative  characteristics.  'BB'  indicates  the least degree of speculation and 'C' the highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may be  outweighed  by  large uncertainties or major exposures to adverse conditions.

     BB: An obligation  rated "BB" are less  vulnerable to nonpayment than other speculative issues.  However,  they face major ongoing uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

     B:  An  obligation  rated  "B"  are  more  vulnerable  to  nonpayment  than obligations  rated "BB," but the obligor  currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated "CCC" are currently vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

     C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this  obligation  are  being  continued.  A "C" also  will be  assigned  to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &  Poor's believes that such payments  will be made during such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings  from "AA" to "CCC" may be  modified by the  addition of a plus
(+) or  minus  (-)  sign to show  relative  standing  within  the  major  rating categories.

     c: The "c" subscript is used to provide additional information to investors that the bank may terminate its  obligation  to purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

     p: The letter "p" indicates that the rating is  provisional.  A provisional rating  assumes the  successful  completion of the project  financed by the debt being rated and indicates that payment of debt service  requirements  is largely or entirely  dependent upon the  successful,  timely  completion of the project.
This rating,  however,  while addressing credit quality subsequent to completion of the  project,  makes no comment on the  likelihood  of or the risk of default upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation  confirming investments and cash flows.

     r: The "r" highlights  derivative,  hybrid,  and certain other  obligations that Standard  &  Poor's  believes may  experience  high  volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an 'r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

     Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic  corporate  and  municipal  issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
Currency,  bonds  rated in the top four  categories  ("AAA,"  "AA," "A,"  "BBB,"
commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS

     Short-term ratings are generally  assigned to those obligations  considered short-term  in the  relevant  market.  In the  U.S.,  for  example,  that  means obligations  with an  original  maturity  of no  more  than  365  days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by  Standard  &  Poor's.  The  obligor's  capacity  to  meet  its  financial
commitment  on  the  obligation  is  strong.   Within  this  category,   certain
obligations  are  designated  with a plus  sign  (+).  This  indicates  that the obligor's  capacity to meet its  financial  commitment on these  obligations  is extremely strong.

     A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A  short-term  obligation  rated "A-3"  exhibits  adequate  protection parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

     B: A  short-term  obligation  rated "B" is regarded  as having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term  obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term  obligation rated "D" is in payment default. The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard  &
Poor's  believes that such  payments will be made during such grace period.  The
"D" rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:

     A Standard  &  Poor's note rating  reflects the  liquidity  factors and market  access  risks  unique  to notes.  Notes due in three  years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:

     o Amortization  schedule-the  larger the final  maturity  relative to other maturities, the more likely it will be treated as a note; and

     o Source of  payment-the  more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     SP-1:  Strong capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

     Fitch,  Inc.  International  credit  ratings  assess the  capacity  to meet foreign  currency or local  currency  commitments.  Both "foreign  currency" and
"local currency" ratings are internationally  comparable assessments.  The local currency  rating  measures  the  probability  of  payment  within  the  relevant sovereign  state's currency and  jurisdiction and therefore,  unlike the foreign currency  rating,  does not take account of the possibility of foreign  exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS

     The following  ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are
based  on  their  prospects  for  achieving   partial  or  full  recovery  in  a
reorganization or liquidation of the obligor. While expected recovery values are highly  speculative  and cannot be estimated with any  precision,  the following serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery,  around  90%-100% of outstanding  amounts and accrued  interest.  "DD"
indicates  potential  recoveries  in the range of  50%-90%,  and "D" the  lowest recovery potential, i.e., below 50%.

     Entities  rated in this  category  have  defaulted  on some or all of their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     Plus (+) and minus (-) signs may be appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"  category or to  categories  below  "CCC," nor to  short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

     The following  ratings scale applies to foreign currency and local currency ratings.  A short-term rating has a time horizon of less than 12 months for most obligations,  or up to three years for U.S. public finance securities,  and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial commitments.  May have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
commitments is adequate.  However,  near-term  adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

Dominion Bond Rating Service Limited ("DBRS")

     R-1: Short term debt rated "R-1 (high)" is of the highest  credit  quality, and indicates an entity which  possesses  unquestioned  ability to repay current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions,  conservative debt levels and profitability which is both stable and above  average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound  industry  segments  with proven track records,  sustainable  positive  future  results and no  substantial  qualifying
negative   factors.   Given  the  extremely  tough  definition  which  DBRS  has established for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve),  entities rated "R-1
(middle)" are also  considered  strong credits which  typically  exemplify above average strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of satisfactory  credit quality.  The overall strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable as with higher rating categories,  but these  considerations are still
respectable.   Any  qualifying  negative  factors  which  exist  are  considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

     R-2:  Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle, low), debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category,  and the past and future trend may suggest some risk of maintaining  the strength of key ratios in these areas.
Alternative sources of liquidity support are considered  satisfactory;  however, even the  strongest  liquidity  support  will not improve the  commercial  paper rating of the issuer.  The size of the entity may restrict its flexibility,  and its  relative  position in the  industry is not  typically as strong as the "R-1 credit".  Profitability trends, past and future, may be less favorable, earnings not as stable,  and there are often negative  qualifying  factors  present which could also make the entity more  vulnerable to adverse  changes in financial and economic conditions.

                                     B-8
                                 Appendix B

     Major  Shareholders.  As of April 1,  2008,  the  total  number  of  shares outstanding,  and the number of shares and approximate percentage of Fund shares held of record by separate  accounts of the following  insurance  companies (and their respective  subsidiaries)  and by  OppenheimerFunds,  Inc. ("OFI") were as follows.  ["*" indicates less than 5% of the outstanding  shares of that fund or class]:

Oppenheimer Variable Account Funds               Total Shares         Allianz          Allmerica      Allstate Life    Allstate Life
(consisting of 11 separate Funds)                 in the fund                         Financial           of NY           Ins. Co.
Balanced Fund/VA                                  24,465,849.841         *                *                 *                *
Non-Service Shares

Balanced Fund/VA                                 8,034,918.863         *              674,629.479      490,784.879     2,452,384.962
Service Shares
                                                                                        8.40%             6.11%            30.52%
Capital Appreciation Fund/VA                      33,340,244.579         *                *                 *                *
Non-Service Shares

Capital Appreciation Fund/VA                    11,880,368.594         *                *                 *            1,647,808.006
Service Shares
                                                                                                                           13.87%
Core Bond Fund/VA                                 29,295,139.271         *                *                 *                *
Non-Service Shares

Core Bond Fund/VA                               12,160,818.379         *                *            1,033,380.338     5,469,167.464
Service Shares
                                                                                                          8.50%            44.97%
Global Securities Fund/VA                         62,386,514.297    5,513,939.954         *                 *                *
Non-Service Shares
                                                                       8.84%
Global Securities Fund/VA                         38,513,704.616         *                *                 *                *
Service Shares

Global Securities Fund/VA                         10,074,687.469         *                *                 *                *
Class 3 shares

Global Securities Fund/VA                          3,513,545.683         *                *                 *                *
Class 4 shares

High Income Fund/VA                               36,790,178.873    3,534,348.500         *                 *                *
Non-Service Shares
                                                                       9.61%
High Income/VA                                  20,305,197.415         *            2,060,240.059    1,281,230.611     4,727,541.110
Service Shares
                                                                                        10.15%            6.31%            23.28%
High Income/VA                                       846,827.045         *                *                 *                *
Class 3 Shares

High Income/VA                                     1,628,619.588         *                *                 *                *
Class 4 Shares

Main Street Fund/VA                               35,863,240.572    5,503,536.058         *                 *                *
Non-Service Shares
                                                                      15.35%
Main Street Fund/VA                             66,246,344.046         *                *                 *            4,559.704.900
Service Shares
                                                                                                                           6.88%
Main Street Small Cap Fund/VA                      5,534,382.673         *                *                 *                *
Non-Service Shares

Main Street Small Cap Fund/VA                     54,116,206.675         *                *                 *                *
Service Shares

MidCap Fund/VA                                    17,875,943.752         *                *                 *                *
Non-Service Shares

MidCap Fund/VA                                     858,281.318         *                *               72,036.526       373,241.535
Service Shares
                                                                                                          8.39%            43.49%
Money Fund/VA                                    211,209,277.070         *                *                 *                *
Non-Service Shares

Strategic Bond Fund/VA                           147,636,545.964         *                *                 *                *
Non-Service Shares

Strategic Bond Fund/VA                           584,193,402.101         *                *                 *                *
Service Shares

Value Fund/VA                                          *                 *                *                 *                *
Non-Service Shares

Value Fund/VA                                        561,036.275         *                *                 *                *
Service Shares

                                                                               Genworth Life
Oppenheimer Variable Account Funds                             Genworth Life     Insurance      Hartford Life     Hartford Life
(consisting of 11 separate Funds)                 Cuna          and Annuity        Co. NY       & Annuity Co.     Insurance Co.
Balanced Fund/VA                                    *           3,411,707.029        *                *                 *
Non-Service Shares
                                                                  13.94%
Balanced Fund/VA                                    *          3,616,131.255    503,164.550           *                 *
Service Shares
                                                                  45.01%           6.26%
Capital Appreciation Fund/VA                        *          2,024,130.103         *                *                 *
Non-Service Shares
                                                                   6.07%
Capital Appreciation Fund/VA                        *                *               *           1,300,559.517      2,858,076.131
Service Shares
                                                                                                        10.95%             24.06%
Core Bond Fund/VA                                   *          4,902,496.569         *                *                 *
Non-Service Shares
                                                                  16.73%
Core Bond Fund/VA                                   *                *               *                *                 *
Service Shares

Global Securities Fund/VA                           *                *               *                *                 *
Non-Service Shares

Global Securities Fund/VA                           *           3,477,168.805        *           6,681,673.580     12,191,460.956
Service Shares
                                                                   9.03%                           17.35%            31.65%
Global Securities Fund/VA                           *                *               *                *                 *
Class 3 shares

Global Securities Fund/VA                           *                *               *                *                 *
Class 4 shares

High Income Fund/VA                            2,088,925.535    6,023,177.819        *                *                 *
Non-Service Shares
                                                  5.68%           16.37%
High Income/VA                                      *                *               *                *                 *
Service Shares

High Income/VA                                      *                *               *                *                 *
Class 3 Shares

High Income/VA                                      *                *               *                *                 *
Class 4 Shares

Main Street Fund/VA                                 *                *               *                *                 *
Non-Service Shares

Main Street Fund/VA                                 *                *               *                *                 *
Service Shares

Main Street Small Cap Fund/VA                       *                *               *                *                 *
Non-Service Shares

Main Street Small Cap Fund/VA                       *           3,867,173.350        *           4,787,881.054     11,349,119.899
Service Shares
                                                                   7.15%                            8.85%                  20.97%
MidCap Fund/VA                                      *          1,174,587.005         *                *                 *
Non-Service Shares
                                                                   6.57%
MidCap Fund/VA                                      *              91,504.086        *              58,708.560        114,705.512
Service Shares
                                                                  10.66%                            6.84%            13.36%
Money Fund/VA                                       *                *               *                *                 *
Non-Service Shares

Strategic Bond Fund/VA                              *                *               *                *                 *
Non-Service Shares

Strategic Bond Fund/VA                              *                *               *                *                 *
Service Shares

Value Fund/VA                                       *                *               *                *                 *
Non-Service Shares

Value Fund/VA                                       *                *               *                *                 *
Service Shares

                                             ING Life
Oppenheimer Variable Account Funds        Insurance and        Lincoln             Mass             Merrill          Minnesota
(consisting of 11 separate Funds)            Annuity           Benefit            Mutual             Lynch              Life
Balanced Fund/VA                                *                 *              9,012,129.973     2,284,568.526         *
Non-Service Shares
                                                                                  36.84%             9.34%
Balanced Fund/VA                                *                 *                 *                  *                 *
Service Shares

Capital Appreciation Fund/VA                    *                 *           15,336,074.616           *                 *
Non-Service Shares
                                                                                  46.00%
Capital Appreciation Fund/VA                    *                 *                 *                  *                 *
Service Shares

Core Bond Fund/VA                               *                 *             12,028,492.609         *                 *
Non-Service Shares
                                                                                  41.06%
Core Bond Fund/VA                               *                 *                 *                  *                 *
Service Shares

Global Securities Fund/VA                       *                 *           35,489,959.553           *                 *
Non-Service Shares
                                                                                  56.89%
Global Securities Fund/VA                       *                 *                 *                  *                 *
Service Shares

Global Securities Fund/VA                       *                 *                 *                  *                 *
Class 3 shares

Global Securities Fund/VA                       *                 *                 *                  *                 *
Class 4 shares

High Income Fund/VA                             *                 *           20,175,366.103           *                 *
Non-Service Shares
                                                                                  54.84%
High Income/VA                                  *                 *                 *                  *           7,147,832.956
Service Shares
                                                                                                                       35.20%
High Income/VA                                  *                 *                 *                  *                 *
Class 3 Shares

High Income/VA                                  *                 *                 *                  *                 *
Class 4 Shares

Main Street Fund/VA                             *                 *             10,723,467.848         *                 *
Non-Service Shares
                                                                                  29.90%
Main Street Fund/VA                             *                 *                 *                  *                 *
Service Shares

Main Street Small Cap Fund/VA               1,696,343.674    305,339.012           642,773.364         *                 *
Non-Service Shares
                                              30.65%            5.52%             11.61%
Main Street Small Cap Fund/VA                   *            3,378,209.134          *                  *                 *
Service Shares
                                                                6.24%
MidCap Fund/VA                                  *                 *             12,477,265.266         *                 *
Non-Service Shares
                                                                                  69.80%
MidCap Fund/VA                                  *            60,512.351             *                  *                 *
Service Shares
                                                                7.05%
Money Fund/VA                                   *                 *            164,980,541.960    10,741,811.670         *
Non-Service Shares
                                                                                  78.11%             5.09%
Strategic Bond Fund/VA                          *                 *            125,699,784.410         *                 *
Non-Service Shares
                                                                                  85.14%
Strategic Bond Fund/VA                          *                 *                 *                  *                 *
Service Shares

Value Fund/VA                                   *                 *                 *                  *                 *
Non-Service Shares

Value Fund/VA                                   *                 *                 *                  *                 *
Service Shares

 Oppenheimer Variable Account Funds         Nationwide         Protective      RiverSource Life     RiverSource         SunLife
 (consisting of 11 separate Funds)                                                                    Life NY          Financial
Balanced Fund/VA                           8,633,496.326           *                  *                  *                 *
Non-Service Shares
                                              35.29%
Balanced Fund/VA                                 *                 *                  *                  *                 *
Service Shares

Capital Appreciation Fund/VA              12,275,290.353           *                  *                  *                 *
Non-Service Shares
                                              36.82%
Capital Appreciation Fund/VA               1,874,269.993           *               1,425,982.675         *            902,748.735
Service Shares
                                              15.78%                                12.00%                               7.60%
Core Bond Fund/VA                         10,630,648.923           *                  *                  *                 *
Non-Service Shares
                                              36.29%
Core Bond Fund/VA                                *                 *                  *                  *                 *
Service Shares

Global Securities Fund/VA                 16,087,882.273           *                  *                  *                 *
Non-Service Shares
                                              25.79%
Global Securities Fund/VA                        *                 *               5,818,954.568         *                 *
Service Shares
                                                                                          15.11%
Global Securities Fund/VA                 10,074,687.469           *                  *                  *                 *
Class 3 shares
                                              100.00%
Global Securities Fund/VA                  3,513,545.683           *                  *                  *                 *
Class 4 shares
                                              100.00%
High Income Fund/VA                              *                 *                  *                  *                 *
Non-Service Shares

High Income/VA                             3,026,850.907           *                  *                  *                 *
Service Shares
                                              14.91%
High Income/VA                              846,827.045            *                  *                  *                 *
Class 3 Shares
                                               100%
High Income/VA                             1,628,619.588           *                  *                  *                 *
Class 4 Shares
                                               100%
Main Street Fund/VA                       14,150,737.739           *                  *                  *                 *
Non-Service Shares
                                              39.46%
Main Street Fund/VA                       20,193,974.409           *                  *                  *          34,837,718.173
Service Shares
                                              30.48%                                                                    52.59%
Main Street Small Cap Fund/VA              1,982,929.988           *                  *                  *                 *
Non-Service Shares
                                              35.83%
Main Street Small Cap Fund/VA             12,302,577.526           *               7,623,366.935         *                 *
Service Shares
                                              22.73%                                      14.09%
MidCap Fund/VA                             3,522,221.032           *                  *                  *                 *
Non-Service Shares
                                              19.70%
MidCap Fund/VA                                   *                 *                  *                  *                 *
Service Shares

Money Fund/VA                                    *           35,338,480.690           *                  *                 *
Non-Service Shares
                                                                 16.73%
Strategic Bond Fund/VA                           *           11,719,929.212           *                  *                 *
Non-Service Shares
                                                                 7.94%
Strategic Bond Fund/VA                           *                 *           509,224,557.901           *                 *
Service Shares
                                                                                    87.16%
Value Fund/VA                                    *                 *                  *                  *                 *
Non-Service Shares

Value Fund/VA                                                      *             478,221.970        82,814.305             *
Service Shares
                                                                                    85.24%            14.76%

                                             Security
 Oppenheimer Variable Account Funds        Benefit Life       Pruco Life
 (consisting of 11 separate Funds)        Insurance Co.        Arizona
Balanced Fund/VA                                *                 *
Non-Service Shares

Balanced Fund/VA                                *                 *
Service Shares

Capital Appreciation Fund/VA                    *                 *
Non-Service Shares

Capital Appreciation Fund/VA                    *                 *
Service Shares

Core Bond Fund/VA                               *                 *
Non-Service Shares

Core Bond Fund/VA                         5,525,890.010           *
Service Shares
                                              45.44%
Global Securities Fund/VA                       *                 *
Non-Service Shares

Global Securities Fund/VA                       *                 *
Service Shares

Global Securities Fund/VA                       *                 *
Class 3 shares

Global Securities Fund/VA                       *                 *
Class 4 shares

High Income Fund/VA                             *                 *
Non-Service Shares

High Income/VA                                  *                 *
Service Shares

High Income/VA                                  *                 *
Class 3 Shares

High Income/VA                                  *                 *
Class 4 Shares

Main Street Fund/VA                             *                 *
Non-Service Shares

Main Street Fund/VA                             *                 *
Service Shares

Main Street Small Cap Fund/VA                   *                 *
Non-Service Shares

Main Street Small Cap Fund/VA                   *                 *
Service Shares

MidCap Fund/VA                                  *                 *
Non-Service Shares

MidCap Fund/VA                                  *             43,061.615
Service Shares
                                                                5.02%
Money Fund/VA                                   *                 *
Non-Service Shares

Strategic Bond Fund/VA                          *                 *
Non-Service Shares

Strategic Bond Fund/VA                          *                 *
Service Shares

Value Fund/VA                                   *                 *
Non-Service Shares

Value Fund/VA                                   *                 *
Service Shares

Oppenheimer Variable Account Funds

Internet Website:
   www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.981.2871

Custodian Bank
         JPMorgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York 11245

Independent Registered Public Accounting Firm
         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado 80202

Counsel to the Funds
         Myer, Swanson, Adams & Wolf, P.C.
         1350 Lawrence, Suite 100
         Denver, Colorado 80204

Counsel to the Independent Trustees
         Bell, Boyd & Lloyd LLC
         70 West Madison Street, Suite 3100
         Chicago, Illinois 60602

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